UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – September 30, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2015 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

September 30, 2015

Transamerica AB Dynamic Allocation VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth

Transamerica QS Investors Active Asset Allocation – Moderate VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica Voya Balanced Allocation VP

Transamerica Voya Conservative Allocation VP

Transamerica Voya Intermediate Bond VP

Transamerica Voya Large Cap Growth VP

Transamerica Voya Limited Maturity Bond VP

Transamerica Voya Mid Cap Opportunities VP

Transamerica Voya Moderate Growth Allocation VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 34.0%
Aerospace & Defense - 0.6%
Airbus Group SE	2,514	$ 148,879
BAE Systems PLC	10,735	72,768
Boeing Co. (A)	3,100	405,945
Bombardier, Inc., Class B	5,300	6,632
Finmeccanica SpA (B)	2,100	26,298
General Dynamics Corp.	1,300	179,335
Honeywell International, Inc.	2,700	255,663
Lockheed Martin Corp.	1,200	248,772
Northrop Grumman Corp.	1,000	165,950
Precision Castparts Corp.	500	114,855
Raytheon Co.	2,500	273,150
Rockwell Collins, Inc. (A)	700	57,288
Rolls-Royce Holdings PLC (B)	6,828	70,043
Safran SA	1,048	78,801
Singapore Technologies Engineering, Ltd. (A)	4,000	8,392
Textron, Inc.	400	15,056
Thales SA	600	41,835
United Technologies Corp.	3,700	329,263
Zodiac Aerospace	1,500	34,440

		2,533,365

Air Freight & Logistics - 0.2%
Bollore SA	8,800	42,904
CH Robinson Worldwide, Inc.	600	40,668
Deutsche Post AG	3,560	98,622
Expeditors International of Washington, Inc.	900	42,345
FedEx Corp.	1,300	187,174
TNT Express NV	2,822	21,535
United Parcel Service, Inc., Class B	2,600	256,594
Yamato Holdings Co., Ltd. (A)	1,600	30,634

		720,476

Airlines - 0.2%
ANA Holdings, Inc.	15,000	42,021
Cathay Pacific Airways, Ltd. (A)	8,000	15,045
Delta Air Lines, Inc.	3,400	152,558
easyJet PLC	2,300	62,086
International Consolidated Airlines Group SA (B)	4,800	43,003
Japan Airlines Co., Ltd.	1,000	35,385
Ryanair Holdings PLC, ADR	72	5,637
Singapore Airlines, Ltd.	2,000	15,056
Southwest Airlines Co.	5,400	205,416
United Continental Holdings, Inc. (B)	2,000	106,100

		682,307

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	16,776
Autoliv, Inc. (A)	300	32,703
BorgWarner, Inc.	1,000	41,590
Bridgestone Corp.	2,800	96,897
Cie Generale des Etablissements Michelin, Class B	701	64,138
Continental AG	385	82,230
Delphi Automotive PLC, Class A	1,700	129,268
Denso Corp.	2,100	88,954
Johnson Controls, Inc.	4,900	202,664
Koito Manufacturing Co., Ltd.	1,000	32,676
Magna International, Inc., Class A	2,200	105,524

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
NGK Spark Plug Co., Ltd.	1,000	$ 22,956
NOK Corp.	600	12,981
Nokian Renkaat OYJ	750	24,279
Pirelli & C. SpA	1,800	30,121
Sumitomo Electric Industries, Ltd.	2,700	34,542
Sumitomo Rubber Industries, Ltd.	900	12,493
Toyoda Gosei Co., Ltd.	800	15,724
Toyota Industries Corp.	500	23,784
Valeo SA	400	54,311

		1,124,611

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	103,121
Daihatsu Motor Co., Ltd. (A)	2,100	24,292
Daimler AG	4,103	298,711
Fiat Chrysler Automobiles NV (B)	2,926	38,031
Ford Motor Co.	12,800	173,696
Fuji Heavy Industries, Ltd.	3,000	107,954
General Motors Co.	5,963	179,009
Harley-Davidson, Inc. (A)	700	38,430
Honda Motor Co., Ltd. (A)	6,900	205,942
Isuzu Motors, Ltd.	2,500	25,105
Mazda Motor Corp.	2,200	34,763
Mitsubishi Motors Corp.	3,400	26,004
Nissan Motor Co., Ltd. (A)	10,500	96,543
Peugeot SA (A) (B)	2,690	40,760
Renault SA	805	58,083
Suzuki Motor Corp.	1,300	39,975
Tesla Motors, Inc. (A) (B)	358	88,927
Toyota Motor Corp.	12,000	702,575
Volkswagen AG (A)	214	25,214
Yamaha Motor Co., Ltd.	1,000	20,118

		2,327,253

Banks - 2.5%
Aozora Bank, Ltd.	5,000	17,341
Australia & New Zealand Banking Group, Ltd.	11,341	216,683
Banca Monte DEI Paschi DI Siena SpA (B)	19	34
Banco Bilbao Vizcaya Argentaria SA	27,863	235,605
Banco Comercial Portugues SA, Class R (B)	154,800	7,565
Banco de Sabadell SA (A)	9,954	18,321
Banco Espirito Santo SA (B) (C) (D) (E)	8,203	0	(F)
Banco Popolare (B)	1,600	23,673
Banco Popular Espanol SA (A)	10,763	39,318
Banco Santander SA, Class A	63,332	336,762
Bank Hapoalim BM	1,671	8,409
Bank Leumi Le-Israel BM (B)	5,397	20,145
Bank of East Asia, Ltd. (A)	8,000	26,897
Bank of Ireland (B)	139,800	54,661
Bank of Kyoto, Ltd.	4,000	40,683
Bank of Montreal	2,699	147,196
Bank of Nova Scotia	5,200	229,236
Bank of Yokohama, Ltd.	3,000	18,234
Bankia SA (A)	48,100	62,426
Barclays PLC	64,908	240,211
BB&T Corp.	5,300	188,680
BNP Paribas SA	4,645	273,470
BOC Hong Kong Holdings, Ltd.	13,500	39,728
CaixaBank SA	9,638	37,195
Canadian Imperial Bank of Commerce, Class B (A)	1,500	107,771
Chiba Bank, Ltd.	5,000	35,505
Chugoku Bank, Ltd.	1,500	22,262
CIT Group, Inc.	1,000	40,030
Commerzbank AG (B)	5,282	55,787

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Commonwealth Bank of Australia	7,540	$ 387,017
Credit Agricole SA	4,350	50,080
Danske Bank A/S, Class R	2,342	70,776
DBS Group Holdings, Ltd. (A)	8,000	91,315
Deutsche Bank AG	5,484	147,998
DNB ASA	3,574	46,513
Erste Group Bank AG (B)	1,234	35,861
Fifth Third Bancorp	8,200	155,062
Fukuoka Financial Group, Inc., Class A	3,000	14,289
Hachijuni Bank, Ltd.	2,000	14,196
Hang Seng Bank, Ltd.	2,800	50,544
HSBC Holdings PLC	82,183	619,965
ING Groep NV, CVA	16,960	239,731
Intesa Sanpaolo SpA	49,480	174,798
Iyo Bank, Ltd.	2,000	22,991
Joyo Bank, Ltd.	3,000	15,804
KBC Groep NV	1,053	66,594
KeyCorp	4,700	61,147
Lloyds Banking Group PLC	249,033	283,514
M&T Bank Corp. (A)	400	48,780
Mitsubishi UFJ Financial Group, Inc. (A)	56,300	340,178
Mizrahi Tefahot Bank, Ltd.	1,100	13,007
Mizuho Financial Group, Inc. (A)	96,700	180,887
National Australia Bank, Ltd., Class N	11,557	244,580
National Bank of Canada	1,400	44,691
Natixis, Class A	7,161	39,649
Nordea Bank AB	13,099	146,139
Oversea-Chinese Banking Corp., Ltd. (A)	13,000	80,500
PNC Financial Services Group, Inc.	1,900	169,480
Raiffeisen Bank International AG (B)	432	5,677
Regions Financial Corp.	5,500	49,555
Resona Holdings, Inc. (A)	8,000	40,762
Royal Bank of Canada (A)	6,100	337,294
Royal Bank of Scotland Group PLC (B)	12,643	60,321
Seven Bank, Ltd. (A)	5,320	23,025
Shinsei Bank, Ltd., Class A (A)	10,000	20,556
Shizuoka Bank, Ltd.	2,000	20,072
Skandinaviska Enskilda Banken AB, Class A	5,953	63,669
Societe Generale SA	3,082	137,737
Standard Chartered PLC	8,658	84,025
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	216,146
Sumitomo Mitsui Trust Holdings, Inc. (A)	14,000	51,311
SunTrust Banks, Inc.	4,600	175,904
Suruga Bank, Ltd.	2,000	37,215
Svenska Handelsbanken AB, A Shares	6,612	94,848
Swedbank AB, Class A	3,890	86,048
Toronto-Dominion Bank	7,800	307,441
UniCredit SpA, Class A	18,466	115,121
Unione di Banche Italiane SCpA (A)	8,200	58,183
United Overseas Bank, Ltd.	6,000	78,343
US Bancorp	6,900	282,969
Wells Fargo & Co.	21,400	1,098,890
Westpac Banking Corp.	12,953	272,102

		10,117,128

Beverages - 0.8%
Anheuser-Busch InBev SA/NV	3,575	380,221
Asahi Group Holdings, Ltd.	1,400	45,421
Brown-Forman Corp., Class B	600	58,140
Carlsberg A/S, Class B	449	34,502
Coca-Cola Amatil, Ltd.	2,030	12,869
Coca-Cola Co.	17,200	690,064
Coca-Cola Enterprises, Inc.	1,300	62,855
Coca-Cola HBC AG, CDI (B)	2,980	63,082
Constellation Brands, Inc., Class A	600	75,126

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC	10,637	$ 285,783
Dr. Pepper Snapple Group, Inc.	1,200	94,860
Heineken Holding NV, Class A	788	56,181
Heineken NV	712	57,650
Kirin Holdings Co., Ltd.	3,200	41,973
Monster Beverage Corp. (B)	1,500	202,710
PepsiCo, Inc.	6,600	622,380
Pernod Ricard SA	783	79,058
Remy Cointreau SA (A)	600	39,431
SABMiller PLC	3,436	194,573
Suntory Beverage & Food, Ltd.	900	34,577
Treasury Wine Estates, Ltd.	5,251	24,332

		3,155,788

Biotechnology - 0.8%
AbbVie, Inc., Class G	6,700	364,547
Actelion, Ltd. (B)	700	88,967
Alexion Pharmaceuticals, Inc. (B)	808	126,363
Alkermes PLC (A) (B)	643	37,725
Amgen, Inc.	3,333	461,021
Baxalta, Inc.	5,600	176,456
Biogen, Inc. (B)	1,000	291,810
BioMarin Pharmaceutical, Inc. (B)	1,100	115,852
Celgene Corp. (B)	3,800	411,046
CSL, Ltd.	1,863	117,244
Gilead Sciences, Inc.	6,500	638,235
Grifols SA (A)	894	36,963
Incyte Corp. (A) (B)	1,300	143,429
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	400	186,056
Vertex Pharmaceuticals, Inc. (B)	800	83,312

		3,279,026

Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	25,711
Assa Abloy AB, B Shares	4,407	79,043
Cie de St-Gobain	1,980	85,933
Daikin Industries, Ltd.	1,000	56,086
Geberit AG	200	61,183
LIXIL Group Corp. (A)	1,400	28,493
TOTO, Ltd. (A)	1,500	46,745

		383,194

Capital Markets - 0.7%
Aberdeen Asset Management PLC	13,100	58,845
Ameriprise Financial, Inc.	1,000	109,130
Bank of New York Mellon Corp.	5,000	195,750
BlackRock, Inc., Class A	500	148,735
Charles Schwab Corp.	8,600	245,616
CI Financial Corp.	2,400	54,492
Daiwa Securities Group, Inc.	7,000	45,294
Franklin Resources, Inc.	3,400	126,684
Goldman Sachs Group, Inc.	1,700	295,392
Hargreaves Lansdown PLC	5,300	96,928
IGM Financial, Inc., Class B (A)	1,800	45,671
Invesco, Ltd.	1,500	46,845
Julius Baer Group, Ltd. (B)	1,358	61,669
Macquarie Group, Ltd.	1,200	65,034
Mediobanca SpA	1,088	10,705
Morgan Stanley	6,300	198,450
Nomura Holdings, Inc.	15,400	89,387
Northern Trust Corp. (A)	2,500	170,400
Partners Group Holding AG	400	135,576
Schroders PLC, Series R	1,300	55,240
State Street Corp. (A)	1,900	127,699
T. Rowe Price Group, Inc. (A)	1,500	104,250

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp. (A)	2,000	$ 63,680
UBS Group AG	16,124	298,102

		2,849,574

Chemicals - 0.9%
Agrium, Inc. (A)	400	35,849
Air Liquide SA, Class A	1,419	168,225
Air Products & Chemicals, Inc.	1,600	204,128
Air Water, Inc.	2,000	30,042
Airgas, Inc. (A)	700	62,531
Akzo Nobel NV	623	40,519
Arkema SA	220	14,260
Asahi Kasei Corp.	5,000	35,257
BASF SE, Class R	3,931	300,656
Celanese Corp., Series A (A)	800	47,336
CF Industries Holdings, Inc., Class B	1,000	44,900
Dow Chemical Co. (A)	4,300	182,320
E.I. du Pont de Nemours & Co.	3,400	163,880
Eastman Chemical Co.	600	38,832
Ecolab, Inc. (A)	2,100	230,412
Evonik Industries AG	1,400	46,876
FMC Corp., Class A (A)	600	20,346
Givaudan SA (B)	100	162,716
Hitachi Chemical Co., Ltd. (A)	700	9,658
Incitec Pivot, Ltd.	7,463	20,570
Israel Chemicals, Ltd.	1,656	8,522
Israel Corp., Ltd.	6	1,439
Johnson Matthey PLC	1,200	44,491
JSR Corp. (A)	600	8,649
K+S AG	602	20,199
Kansai Paint Co., Ltd.	1,300	17,681
Koninklijke DSM NV	1,052	48,551
Kuraray Co., Ltd. (A)	1,000	12,463
LANXESS AG	1,000	46,823
Linde AG	812	131,889
LyondellBasell Industries NV, Class A	2,726	227,239
Mitsubishi Chemical Holdings Corp.	6,000	31,330
Mitsubishi Gas Chemical Co., Inc.	2,000	9,232
Mitsui Chemicals, Inc. (A)	4,000	12,820
Monsanto Co.	1,900	162,146
Mosaic Co.	2,000	62,220
Nippon Paint Holdings Co., Ltd.	1,000	17,490
Nitto Denko Corp.	700	41,925
Novozymes A/S, Class B	1,430	62,408
Orica, Ltd. (A)	841	8,926
Potash Corp. of Saskatchewan, Inc.	3,700	76,052
PPG Industries, Inc.	800	70,152
Praxair, Inc.	1,100	112,046
Sherwin-Williams Co.	600	133,668
Shin-Etsu Chemical Co., Ltd.	1,700	87,183
Sigma-Aldrich Corp.	1,000	138,920
Solvay SA, Class A	297	30,353
Sumitomo Chemical Co., Ltd.	5,000	25,284
Syngenta AG	359	115,027
Taiyo Nippon Sanso Corp. (A)	3,000	28,500
Teijin, Ltd.	4,000	12,150
Toray Industries, Inc. (A)	5,000	43,226
Umicore SA (A)	293	11,300
Yara International ASA	701	27,965

		3,747,582

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	$ 16,445
Aggreko PLC	1,285	18,525
Brambles, Ltd.	3,848	26,434
Dai Nippon Printing Co., Ltd. (A)	3,000	28,987
Edenred	711	11,642
G4S PLC	15,300	53,486
Republic Services, Inc., Class A (A)	1,400	57,680
Secom Co., Ltd.	800	48,113
Securitas AB, Class B	2,900	35,467
Societe BIC SA	200	31,078
Stericycle, Inc. (B)	600	83,586
Toppan Printing Co., Ltd.	2,000	16,111
Tyco International PLC	4,300	143,878
Waste Management, Inc.	3,300	164,373

		735,805

Communications Equipment - 0.4%
Alcatel-Lucent (B)	12,500	46,121
Cisco Systems, Inc.	22,700	595,875
F5 Networks, Inc., Class B (A) (B)	500	57,900
Juniper Networks, Inc.	1,800	46,278
Motorola Solutions, Inc. (A)	2,213	151,325
Nokia OYJ	16,698	114,177
QUALCOMM, Inc.	7,300	392,229
Telefonaktiebolaget LM Ericsson, Class B	12,776	125,328

		1,529,233

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	855	24,600
Bouygues SA, Class A	792	28,107
CIMIC Group, Ltd.	3,687	61,252
Ferrovial SA	2,900	69,369
Fluor Corp.	600	25,410
JGC Corp. (A)	1,300	17,247
Kajima Corp.	4,900	26,004
Obayashi Corp.	6,000	51,193
Shimizu Corp.	5,000	42,931
Skanska AB, Class B	2,057	40,384
SNC-Lavalin Group, Inc. (A)	1,300	36,998
Taisei Corp.	5,200	33,899
Vinci SA	1,996	126,923

		584,317

Construction Materials - 0.1%
Boral, Ltd.	2,548	9,476
CRH PLC	3,721	98,227
Fletcher Building, Ltd.	3,130	13,647
HeidelbergCement AG	650	44,637
Imerys SA	600	38,545
James Hardie Industries PLC, CDI	4,700	56,734
LafargeHolcim, Ltd.	1,394	73,074
Taiheiyo Cement Corp.	8,000	23,971

		358,311

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	38,377
AEON Financial Service Co., Ltd. (A)	1,000	19,786
American Express Co.	3,800	281,694
Capital One Financial Corp.	2,500	181,300
Credit Saison Co., Ltd. (A)	600	10,900
Discover Financial Services	1,300	67,587
Navient Corp.	2,600	29,224
Synchrony Financial (A) (B)	3,400	106,420

		735,288

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.0% (G)
Amcor, Ltd.	3,510	$ 32,642
Ball Corp. (A)	600	37,320
Toyo Seikan Group Holdings, Ltd. (A)	1,600	25,468

		95,430

Distributors - 0.0% (G)
Genuine Parts Co. (A)	600	49,734
Jardine Cycle & Carriage, Ltd.	180	3,420

		53,154

Diversified Consumer Services - 0.0% (G)
Benesse Holdings, Inc. (A)	300	8,021

Diversified Financial Services - 1.1%
ASX, Ltd.	1,449	38,685
Bank of America Corp.	45,600	710,448
Berkshire Hathaway, Inc., Class B (B)	5,100	665,040
Citigroup, Inc.	12,911	640,515
CME Group, Inc., Class A	1,000	92,740
Credit Suisse Group AG (B)	5,302	127,443
Deutsche Boerse AG	586	50,539
Eurazeo SA	925	61,609
Exor SpA	1,400	61,033
First Pacific Co., Ltd.	17,000	10,408
Groupe Bruxelles Lambert SA	429	32,374
Hong Kong Exchanges and Clearing, Ltd.	4,600	105,469
Industrivarden AB, Class C	2,000	35,130
Intercontinental Exchange, Inc.	640	150,394
Investment AB Kinnevik, Class B	999	28,557
Investor AB, Class B	1,891	64,976
Japan Exchange Group, Inc.	2,400	35,084
JPMorgan Chase & Co.	16,100	981,617
London Stock Exchange Group PLC	1,500	54,981
McGraw-Hill Financial, Inc.	2,300	198,950
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	26,961
Moody’s Corp.	1,000	98,200
ORIX Corp.	5,460	70,430
Singapore Exchange, Ltd. (A)	4,000	19,788
Wendel SA	400	46,899

		4,408,270

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	29,530	962,087
BCE, Inc. (A)	1,149	47,028
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	23,804
BT Group PLC, Class A	33,088	210,590
CenturyLink, Inc. (A)	3,249	81,615
Deutsche Telekom AG	12,511	222,715
Elisa OYJ (A)	564	19,078
HKT Trust & HKT, Ltd.	14,000	16,601
Iliad SA	123	24,882
Inmarsat PLC	4,216	62,719
Koninklijke KPN NV	27,789	104,220
Nippon Telegraph & Telephone Corp.	3,600	126,805
Orange SA	8,100	122,790
PCCW, Ltd.	8,000	4,139
Proximus	842	29,126
Singapore Telecommunications, Ltd.	34,000	86,058
Spark New Zealand, Ltd.	6,787	12,970
Swisscom AG	129	64,379
TDC A/S, Class B	2,394	12,347
Telecom Italia SpA (A) (B)	49,323	60,782
Telecom Italia SpA	35,922	36,842
Telefonica Deutschland Holding AG	5,000	30,575
Telefonica SA	20,872	253,219
Telenor ASA	3,562	66,561

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
TeliaSonera AB	10,340	$ 55,813
Telstra Corp., Ltd.	15,830	62,587
TELUS Corp. (C)	800	25,232
Verizon Communications, Inc.	17,493	761,120

		3,586,684

Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,600	204,696
AusNet Services (A)	1,005	966
Cheung Kong Infrastructure Holdings, Ltd.	6,000	53,815
Chubu Electric Power Co., Inc.	2,300	33,912
Chugoku Electric Power Co., Inc. (A)	1,700	23,431
CLP Holdings, Ltd.	8,500	72,721
Contact Energy, Ltd.	4,565	14,487
Duke Energy Corp.	2,296	165,174
Edison International	2,100	132,447
EDP - Energias de Portugal SA	10,120	37,075
Electricite de France SA	1,016	17,940
Endesa SA	2,000	42,177
Enel SpA	31,105	138,790
Entergy Corp., Class B	600	39,060
Eversource Energy	1,061	53,708
Exelon Corp.	3,078	91,417
FirstEnergy Corp.	1,066	33,376
Fortis, Inc.	1,300	37,183
Fortum OYJ	1,987	29,400
Hokuriku Electric Power Co. (A)	1,400	18,830
Iberdrola SA	20,045	133,564
Kansai Electric Power Co., Inc. (B)	2,700	30,017
Kyushu Electric Power Co., Inc. (A) (B)	3,500	38,186
NextEra Energy, Inc.	1,700	165,835
Power Assets Holdings, Ltd.	5,000	47,347
PPL Corp.	2,900	95,381
Red Electrica Corp. SA	400	33,214
Shikoku Electric Power Co., Inc. (A)	500	8,154
Southern Co. (A)	3,100	138,570
SSE PLC, Class B	2,398	54,274
Terna Rete Elettrica Nazionale SpA	4,393	21,351
Tohoku Electric Power Co., Inc.	1,300	17,617
Tokyo Electric Power Co., Inc. (B)	5,300	35,402
Xcel Energy, Inc.	1,400	49,574

		2,109,091

Electrical Equipment - 0.2%
ABB, Ltd. (B)	7,949	140,646
Alstom SA (A) (B)	629	19,455
AMETEK, Inc., Class A (A)	1,050	54,936
Eaton Corp. PLC	1,994	102,292
Emerson Electric Co.	2,700	119,259
Legrand SA	1,171	62,301
Mitsubishi Electric Corp.	8,000	73,284
Nidec Corp.	1,000	68,766
Osram Licht AG	351	18,185
Prysmian SpA	896	18,520
Rockwell Automation, Inc., Class B	500	50,735
Schneider Electric SE	2,182	122,190
Vestas Wind Systems A/S	1,000	51,989

		902,558

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	1,200	61,152
Corning, Inc.	8,900	152,368
Hexagon AB, Class B	1,472	44,972
Hirose Electric Co., Ltd. (A)	300	32,659
Hitachi High-Technologies Corp.	500	10,827
Hitachi, Ltd.	19,500	98,397

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp.	200	$ 89,316
Kyocera Corp.	1,200	54,960
Murata Manufacturing Co., Ltd.	900	116,257
Nippon Electric Glass Co., Ltd. (A)	1,500	7,245
Omron Corp.	600	18,061
TDK Corp. (A)	500	28,279
TE Connectivity, Ltd.	3,400	203,626

		918,119

Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	1,700	18,467
Baker Hughes, Inc.	3,000	156,120
Cameron International Corp. (B)	2,500	153,300
Ensco PLC, Class A (A)	800	11,264
FMC Technologies, Inc. (B)	800	24,800
Halliburton Co.	3,900	137,865
National Oilwell Varco, Inc. (A)	1,800	67,770
Petrofac, Ltd. (A)	2,778	32,354
Saipem SpA (A) (B)	1,338	10,729
Schlumberger, Ltd.	5,639	388,922
Seadrill, Ltd. (A) (B)	1,286	7,510
Subsea 7 SA (B)	1,363	10,260
Technip SA	431	20,396
Tenaris SA (A)	1,818	21,856
Transocean, Ltd. (A)	1,113	14,357
Weatherford International PLC (A) (B)	5,900	50,032
WorleyParsons, Ltd. (A)	874	3,659

		1,129,661

Food & Staples Retailing - 0.7%
Aeon Co., Ltd. (A)	2,200	34,131
Alimentation Couche-Tard, Inc., Class B	1,900	87,376
Carrefour SA	2,140	63,422
Casino Guichard Perrachon SA	508	27,053
Colruyt SA	32	1,542
Costco Wholesale Corp.	1,600	231,312
CVS Health Corp.	4,700	453,456
Delhaize Group	429	38,027
Distribuidora Internacional de Alimentacion SA (A) (B)	1,040	6,296
FamilyMart Co., Ltd.	300	13,678
George Weston, Ltd., Class A	400	32,360
ICA Gruppen AB (A)	500	16,927
J. Sainsbury PLC (A)	9,900	39,153
Jeronimo Martins SGPS SA	1,149	15,507
Koninklijke Ahold NV	2,534	49,433
Kroger Co.	3,200	115,424
Lawson, Inc.	200	14,756
Loblaw Cos., Ltd.	1,809	93,141
Metro AG	1,800	49,802
Metro, Inc.	1,000	27,246
Seven & I Holdings Co., Ltd.	3,200	146,026
Sysco Corp. (A)	4,300	167,571
Tesco PLC	29,088	80,795
Wal-Mart Stores, Inc.	7,900	512,236
Walgreens Boots Alliance, Inc.	3,700	307,470
Wesfarmers, Ltd.	4,891	135,203
Whole Foods Market, Inc.	1,800	56,970
WM Morrison Supermarkets PLC (A)	23,879	60,090
Woolworths, Ltd. (A)	5,314	93,147

		2,969,550

Food Products - 0.8%
Ajinomoto Co., Inc.	3,000	63,264
Archer-Daniels-Midland Co.	4,900	203,105
Aryzta AG (B)	600	25,430

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Associated British Foods PLC	2,519	$ 127,484
Bunge, Ltd.	600	43,980
Campbell Soup Co. (A)	1,100	55,748
Chocoladefabriken Lindt & Spruengli AG	1	70,937
ConAgra Foods, Inc.	1,500	60,765
Danone SA	2,555	161,280
General Mills, Inc.	2,700	151,551
Golden Agri-Resources, Ltd. (A)	31,000	7,206
Hershey Co.	1,300	119,444
Hormel Foods Corp.	1,700	107,627
J.M. Smucker, Co. (A)	500	57,045
Kellogg Co.	2,200	146,410
Kerry Group PLC, Class A	740	55,671
Kraft Heinz Co.	2,033	143,489
Mead Johnson Nutrition Co., Class A	500	35,200
MEIJI Holdings Co., Ltd.	600	43,998
Mondelez International, Inc., Class A	6,100	255,407
Nestle SA	13,962	1,050,021
NH Foods, Ltd.	1,000	20,407
Nissin Foods Holdings Co., Ltd. (A)	300	13,801
Orkla ASA	4,787	35,401
Saputo, Inc.	1,000	21,956
Tate & Lyle PLC	2,200	19,604
Toyo Suisan Kaisha, Ltd.	1,000	37,912
WH Group, Ltd. (B) (H)	24,000	11,913
Wilmar International, Ltd.	8,000	14,475
Yakult Honsha Co., Ltd., Class A (A)	600	29,887
Yamazaki Baking Co., Ltd.	2,500	38,522

		3,228,940

Gas Utilities - 0.1%
APA Group	3,733	22,530
Enagas SA	700	20,073
Gas Natural SDG SA	2,960	57,756
Hong Kong & China Gas Co., Ltd. (A)	25,115	47,095
Osaka Gas Co., Ltd.	7,000	26,540
Snam SpA	8,096	41,580
Toho Gas Co., Ltd.	3,600	21,228
Tokyo Gas Co., Ltd.	9,000	43,536

		280,338

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	6,700	269,474
Baxter International, Inc.	2,000	65,700
Becton Dickinson and Co.	1,700	225,522
Boston Scientific Corp. (B)	6,000	98,460
Coloplast A/S, Class B	750	53,174
CR Bard, Inc.	700	130,417
Edwards Lifesciences Corp. (B)	400	56,868
Essilor International SA	764	93,337
Getinge AB, Class B	903	20,155
Hoya Corp.	1,600	52,403
Intuitive Surgical, Inc. (B)	200	91,916
Medtronic PLC	5,712	382,361
Olympus Corp.	800	24,959
Smith & Nephew PLC	4,334	75,720
Sonova Holding AG	403	51,893
St. Jude Medical, Inc.	2,100	132,489
Stryker Corp.	2,400	225,840
Sysmex Corp.	600	31,687
Terumo Corp.	800	22,642
Zimmer Biomet Holdings, Inc., Class A	1,200	112,716

		2,217,733

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	$ 175,056
Alfresa Holdings Corp.	1,600	27,324
AmerisourceBergen Corp., Class A	1,000	94,990
Anthem, Inc. (A)	1,600	224,000
Cardinal Health, Inc.	900	69,138
Cigna Corp.	1,300	175,526
DaVita HealthCare Partners, Inc. (B)	1,200	86,796
Express Scripts Holding Co. (A) (B)	2,928	237,051
Fresenius Medical Care AG & Co. KGaA	1,268	99,101
Fresenius SE & Co. KGaA	1,644	110,358
HCA Holdings, Inc. (B)	1,939	150,001
Humana, Inc., Class A	1,300	232,700
Laboratory Corp. of America Holdings (B)	400	43,388
McKesson Corp.	1,000	185,030
Medipal Holdings Corp.	900	14,280
Miraca Holdings, Inc.	300	12,723
Quest Diagnostics, Inc. (A)	1,900	116,793
Ramsay Health Care, Ltd.	2,022	83,395
Ryman Healthcare, Ltd.	1,600	7,494
Sonic Healthcare, Ltd.	210	2,701
Suzuken Co., Ltd.	700	23,343
UnitedHealth Group, Inc.	3,800	440,838

		2,612,026

Health Care Technology - 0.1%
Cerner Corp. (A) (B)	3,100	185,876

Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	26,913
Carnival Corp.	3,800	188,860
Carnival PLC, Class A	3,300	170,731
Chipotle Mexican Grill, Inc., Class A (B)	136	97,954
Compass Group PLC	4,540	72,517
Crown Resorts, Ltd. (A)	5,758	40,274
Galaxy Entertainment Group, Ltd.	11,400	29,199
Genting Singapore PLC	36,000	18,388
Hilton Worldwide Holdings, Inc.	2,700	61,938
Las Vegas Sands Corp. (A)	2,900	110,113
Marriott International, Inc., Class A (A)	2,300	156,860
McDonald’s Corp.	4,300	423,679
McDonald’s Holdings Co., Japan, Ltd. (A)	400	8,978
MGM China Holdings, Ltd. (A)	10,000	11,649
Oriental Land Co., Ltd. (A)	800	44,675
Sands China, Ltd.	10,000	30,309
Shangri-La Asia, Ltd.	8,000	6,935
SJM Holdings, Ltd. (A)	20,000	14,265
Sodexo SA	250	20,744
Starbucks Corp.	6,700	380,828
Starwood Hotels & Resorts Worldwide, Inc.	600	39,888
Tatts Group, Ltd.	8,000	21,225
TUI AG	2,800	51,735
Whitbread PLC	1,300	92,100
Wynn Macau, Ltd. (A)	9,161	10,481
Wynn Resorts, Ltd. (A)	625	33,200
Yum! Brands, Inc.	1,700	135,915

		2,300,353

Household Durables - 0.1%
Electrolux AB, Series B	977	27,607
Garmin, Ltd.	800	28,704
Husqvarna AB, Class B	2,400	15,740
Iida Group Holdings Co., Ltd.	1,600	25,031
Nikon Corp. (A)	1,200	14,512
Panasonic Corp.	9,500	96,141
Rinnai Corp.	200	15,259
Sekisui Chemical Co., Ltd.	3,000	31,577
Sekisui House, Ltd.	3,000	46,992

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Sharp Corp. (A) (B)	8,400	$ 9,634
Sony Corp. (B)	5,200	127,463

		438,660

Household Products - 0.4%
Church & Dwight Co., Inc.	900	75,510
Clorox Co.	600	69,318
Colgate-Palmolive Co.	3,400	215,764
Henkel AG & Co. KGaA	564	49,851
Kimberly-Clark Corp.	1,400	152,656
Procter & Gamble Co.	11,600	834,504
Reckitt Benckiser Group PLC, Class A	2,437	221,001
Svenska Cellulosa AB SCA, Class B	2,423	67,801
Unicharm Corp. (A)	1,500	26,568

		1,712,973

Independent Power and Renewable Electricity Producers - 0.0% (G)
AES Corp.	3,000	29,370
Calpine Corp. (B)	6,500	94,900
Electric Power Development Co., Ltd.	500	15,260
Enel Green Power SpA (A)	17,983	34,003
Meridian Energy, Ltd.	7,600	10,233

		183,766

Industrial Conglomerates - 0.6%
3M Co.	2,400	340,248
CK Hutchison Holdings, Ltd.	12,156	158,752
Danaher Corp.	2,100	178,941
General Electric Co.	44,800	1,129,856
Keppel Corp., Ltd. (A)	5,200	24,869
Koninklijke Philips NV	3,632	85,449
NWS Holdings, Ltd.	12,000	15,725
Roper Technologies, Inc.	400	62,680
Sembcorp Industries, Ltd. (A)	4,000	9,762
Siemens AG, Class A	3,519	314,377
Smiths Group PLC	3,680	56,071
Toshiba Corp. (A) (B)	15,000	37,789

		2,414,519

Insurance - 1.4%
ACE, Ltd. (A)	1,400	144,760
Aflac, Inc.	1,200	69,756
Ageas	901	37,028
AIA Group, Ltd.	51,600	268,358
Allianz SE, Class A	1,904	299,105
Allstate Corp.	1,200	69,888
American International Group, Inc.	5,920	336,374
AMP, Ltd.	21,333	83,787
Aon PLC	2,300	203,803
Arch Capital Group, Ltd. (A) (B)	300	22,041
Assicurazioni Generali SpA	4,281	78,326
Aviva PLC	17,697	121,040
Chubb Corp., Class A	700	85,855
CNP Assurances	1,601	22,246
Dai-ichi Life Insurance Co., Ltd.	4,700	74,823
Delta Lloyd NV	307	2,580
Everest RE Group, Ltd.	100	17,334
Fairfax Financial Holdings, Ltd.	100	45,541
Gjensidige Forsikring ASA, Class A	1,640	22,082
Great-West Lifeco, Inc.	2,700	64,683
Hannover Rueck SE	1,000	102,431
Hartford Financial Services Group, Inc.	1,800	82,404
Insurance Australia Group, Ltd. (A)	7,001	23,937
Intact Financial Corp.	700	49,160
Legal & General Group PLC	25,762	92,892
Lincoln National Corp.	400	18,984

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	2,700	$ 97,578
Manulife Financial Corp.	7,900	122,185
Mapfre SA	14,080	36,817
Marsh & McLennan Cos., Inc.	3,900	203,658
MetLife, Inc.	4,000	188,600
MS&AD Insurance Group Holdings, Inc.	2,100	56,343
Muenchener Rueckversicherungs-Gesellschaft AG	631	117,848
Old Mutual PLC	21,089	60,438
PartnerRe, Ltd.	300	41,664
Power Corp. of Canada	2,000	41,469
Power Financial Corp. (A)	1,100	25,223
Principal Financial Group, Inc. (A)	1,400	66,276
Progressive Corp.	5,200	159,328
Prudential Financial, Inc.	2,000	152,420
Prudential PLC	11,309	238,580
QBE Insurance Group, Ltd.	5,037	45,871
RenaissanceRe Holdings, Ltd. (A)	200	21,264
RSA Insurance Group PLC	13,480	82,180
Sampo Oyj, Class A	1,811	87,647
SCOR SE	874	31,386
Sompo Japan Nipponkoa Holdings, Inc.	1,700	49,376
Sony Financial Holdings, Inc.	2,620	43,002
Standard Life PLC	14,442	84,820
Sun Life Financial, Inc. (A)	2,500	80,629
Suncorp Group, Ltd.	5,451	46,893
Swiss Life Holding AG (B)	300	66,920
Swiss Re AG	1,463	125,521
T&D Holdings, Inc.	2,450	28,939
Tokio Marine Holdings, Inc.	3,100	115,816
Travelers Cos., Inc.	1,600	159,248
Tryg A/S	1,460	28,367
UnipolSai SpA	13,078	28,438
Willis Group Holdings PLC	1,000	40,970
XL Group PLC, Class A	2,500	90,800
Zurich Insurance Group AG (B)	509	124,963

		5,430,695

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (B)	1,700	870,213
Liberty Interactive Corp QVC Group, Series A (B)	2,000	52,460
Netflix, Inc. (A) (B)	1,400	144,564
Priceline Group, Inc. (B)	200	247,372
Rakuten, Inc.	4,123	52,702

		1,367,311

Internet Software & Services - 0.7%
Alphabet, Inc., Class A (B)	1,200	766,044
Alphabet, Inc., Class C	1,403	853,613
eBay, Inc. (B)	4,200	102,648
Facebook, Inc., Class A (B)	8,700	782,130
LinkedIn Corp., Class A (B)	500	95,065
Twitter, Inc. (A) (B)	4,828	130,066
Yahoo Japan Corp. (A)	4,100	15,609
Yahoo! Inc. (B)	4,200	121,422

		2,866,597

IT Services - 0.8%
Accenture PLC, Class A	2,300	225,998
Amadeus IT Holding SA, Class A (A)	1,507	64,568
Atos SE	313	24,059
Automatic Data Processing, Inc.	2,100	168,756
Cap Gemini SA	492	43,937
CGI Group, Inc., Class A (B)	1,300	47,100

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology Solutions Corp., Class A (B)	3,200	$ 200,352
Computershare, Ltd.	3,870	28,899
Fidelity National Information Services, Inc.	1,100	73,788
Fiserv, Inc. (A) (B)	1,000	86,610
Fujitsu, Ltd.	7,000	30,449
International Business Machines Corp.	4,600	666,862
ITOCHU Techno-Solutions Corp. (A)	800	17,062
Mastercard, Inc., Class A	4,000	360,480
Nomura Research Institute, Ltd.	1,650	63,339
NTT Data Corp.	1,211	61,054
Paychex, Inc. (A)	1,200	57,156
PayPal Holdings, Inc. (B)	4,200	130,368
Teradata Corp. (A) (B)	1,500	43,440
Visa, Inc., Class A (A)	8,800	613,008
Western Union Co. (A)	2,100	38,556
Xerox Corp.	4,800	46,704

		3,092,545

Leisure Products - 0.0% (G)
Bandai Namco Holdings, Inc.	1,400	32,492
Mattel, Inc. (A)	2,600	54,756
Sankyo Co., Ltd. (A)	300	10,673
Sega Sammy Holdings, Inc. (A)	2,200	21,469
Shimano, Inc. (A)	300	42,149

		161,539

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	96,124
Illumina, Inc. (B)	700	123,074
Lonza Group AG (B)	500	65,608
QIAGEN NV (B)	1,900	49,011
Thermo Fisher Scientific, Inc.	1,500	183,420

		517,237

Machinery - 0.6%
Alfa Laval AB (A)	76	1,244
Amada Holdings Co., Ltd. (A)	3,000	22,874
Andritz AG	400	18,024
Atlas Copco AB, A Shares	2,427	58,367
Atlas Copco AB, B Shares	1,598	35,744
Caterpillar, Inc. (A)	2,300	150,328
CNH Industrial NV	3,146	20,507
Cummins, Inc. (A)	1,300	141,154
Deere & Co. (A)	1,600	118,400
Dover Corp. (A)	1,300	74,334
FANUC Corp.	900	138,455
GEA Group AG	1,022	38,969
Hino Motors, Ltd. (A)	2,000	20,382
Hitachi Construction Machinery Co., Ltd. (A)	200	2,681
IHI Corp. (A)	5,000	12,848
Illinois Tool Works, Inc., Class A	1,800	148,158
Ingersoll-Rand PLC	2,700	137,079
JTEKT Corp.	1,200	16,801
Kawasaki Heavy Industries, Ltd. (A)	7,000	24,166
Komatsu, Ltd. (A)	4,000	58,714
Kone OYJ, Class B (A)	1,488	56,630
Kubota Corp.	5,000	68,812
Kurita Water Industries, Ltd.	500	10,616
Makita Corp. (A)	300	15,958
MAN SE	621	63,260
Metso OYJ (A)	455	9,465
Mitsubishi Heavy Industries, Ltd.	11,000	49,195
Nabtesco Corp.	600	10,962
NGK Insulators, Ltd.	1,400	26,790
NSK, Ltd.	2,000	19,386

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	2,800	$ 146,076
Parker-Hannifin Corp.	1,400	136,220
Pentair PLC (A)	263	13,424
Sandvik AB	3,623	30,862
Schindler Holding AG	200	29,334
Sembcorp Marine, Ltd. (A)	9,000	14,530
SKF AB, Class B	2,461	45,229
SMC Corp.	200	43,792
Stanley Black & Decker, Inc.	1,700	164,866
Sumitomo Heavy Industries, Ltd.	4,000	15,850
THK Co., Ltd. (A)	1,000	15,929
Volvo AB, Class B	7,096	67,974
Wartsila OYJ Abp	587	23,293
Weir Group PLC	2,900	51,450
Yangzijiang Shipbuilding Holdings, Ltd. (A)	14,000	11,194

		2,380,326

Marine - 0.0% (G)
A.P. Moller - Maersk A/S, Class A	5	7,532
A.P. Moller - Maersk A/S, Class B	30	46,244
Keuhne & Nagel International AG	443	56,964
Mitsui O.S.K. Lines, Ltd. (A)	7,000	16,814
Nippon Yusen KK (A)	11,000	25,492

		153,046

Media - 1.1%
Altice NV (B)	1,600	34,032
Axel Springer SE	700	39,145
CBS Corp., Class B	1,500	59,850
Charter Communications, Inc., Class A (A) (B)	253	44,490
Comcast Corp., Class A (A)	8,900	506,232
Comcast Corp., Special Class A (A)	1,500	85,860
Dentsu, Inc.	1,300	66,716
Discovery Communications, Inc., Class C (B)	2,000	48,580
Discovery Communications, Inc., Series A (A) (B)	2,000	52,060
DISH Network Corp., Class A (B)	3,200	186,688
Eutelsat Communications SA	1,278	39,198
ITV PLC	17,100	63,722
JCDecaux SA	1,315	47,801
Kabel Deutschland Holding AG (B)	800	104,326
Lagardere SCA	1,800	49,876
Liberty Global PLC, Class A (B)	2,200	94,468
Liberty Global PLC, Series C (B)	2,200	90,244
Liberty Media Corp., Class A (B)	600	21,432
Liberty Media Corp., Class C (B)	1,200	41,352
News Corp., Class A	1,524	19,233
Numericable-SFR SAS (B)	600	27,776
Omnicom Group, Inc. (A)	2,300	151,570
Pearson PLC	2,730	46,664
Publicis Groupe SA	701	47,908
RELX NV	5,546	90,605
RELX PLC	6,093	104,504
Scripps Networks Interactive, Inc., Class A (A)	900	44,271
SES SA	872	27,520
Shaw Communications, Inc., Class B (A)	2,200	42,599
Singapore Press Holdings, Ltd. (A)	7,000	18,894
Sirius XM Holdings, Inc. (A) (B)	37,874	141,649
Sky PLC	4,495	71,115
Telenet Group Holding NV (B)	200	11,489
Thomson Reuters Corp., Class B	1,600	64,312
Time Warner Cable, Inc.	1,300	233,181
Time Warner, Inc.	3,500	240,625
Toho Co., Ltd.	1,100	25,073

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	6,100	$ 164,578
Twenty-First Century Fox, Inc., Class B (A)	5,900	159,713
Viacom, Inc., Class B	3,700	159,655
Vivendi SA	5,666	134,237
Walt Disney Co.	7,200	735,840
Wolters Kluwer NV (A)	700	21,588
WPP PLC, Class A	3,710	77,238

		4,537,909

Metals & Mining - 0.4%
Agnico Eagle Mines, Ltd.	600	15,210
Alcoa, Inc.	12,400	119,784
Anglo American PLC	4,851	40,521
Antofagasta PLC, Class A	5,815	44,047
ArcelorMittal (A)	4,057	21,039
Barrick Gold Corp.	4,200	26,720
BHP Billiton PLC	7,679	116,887
BHP Billiton, Ltd.	13,601	214,818
Boliden AB	1,192	18,665
Eldorado Gold Corp., Class A	5,200	16,677
First Quantum Minerals, Ltd. (A)	3,948	14,467
Fortescue Metals Group, Ltd. (A)	11,892	15,352
Franco-Nevada Corp. (A)	1,100	48,476
Freeport-McMoRan, Inc. (A)	3,400	32,946
Fresnillo PLC	4,101	36,737
Glencore PLC (B)	40,302	55,942
Goldcorp, Inc.	2,900	36,356
Hitachi Metals, Ltd.	1,400	16,258
Iluka Resources, Ltd. (A)	5,315	23,350
JFE Holdings, Inc. (A)	2,100	27,581
Kinross Gold Corp. (B)	6,433	11,184
Kobe Steel, Ltd. (A)	9,000	9,758
Mitsubishi Materials Corp. (A)	4,000	12,154
Newcrest Mining, Ltd. (B)	3,252	29,264
Newmont Mining Corp.	2,100	33,747
Nippon Steel & Sumitomo Metal Corp.	3,100	56,490
Norsk Hydro ASA	5,754	19,187
Nucor Corp. (A)	1,000	37,550
Randgold Resources, Ltd.	700	41,248
Rio Tinto PLC	4,842	162,464
Rio Tinto, Ltd.	1,626	55,942
Silver Wheaton Corp.	1,500	18,029
South32, Ltd. (B)	21,280	20,569
Sumitomo Metal Mining Co., Ltd.	2,000	22,720
Teck Resources, Ltd., Class B (A)	2,100	10,024
ThyssenKrupp AG	1,549	27,219
Turquoise Hill Resources, Ltd. (B)	16,445	42,021
Voestalpine AG	563	19,357
Yamana Gold, Inc. (A)	3,200	5,395

		1,576,155

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	37,478
Ameren Corp.	1,100	46,497
Canadian Utilities, Ltd., Class A	600	16,235
CenterPoint Energy, Inc.	1,900	34,276
Centrica PLC	21,915	76,133
CMS Energy Corp. (A)	3,100	109,492
Consolidated Edison, Inc. (A)	1,600	106,960
Dominion Resources, Inc. (A)	2,400	168,912
DTE Energy Co.	700	56,259
E.ON SE	8,854	75,980
Engie	5,410	87,536
National Grid PLC, Class B	16,593	231,093
PG&E Corp.	3,100	163,680
Public Service Enterprise Group, Inc.	2,800	118,048

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
RWE AG	1,736	$ 19,728
SCANA Corp. (A)	1,500	84,390
Sempra Energy	1,090	105,425
Suez Environnement Co.	1,600	28,751
Veolia Environnement SA	2,882	65,727
WEC Energy Group, Inc.	1,300	67,886

		1,700,486

Multiline Retail - 0.3%
Canadian Tire Corp., Ltd., Class A	800	71,967
Dollar General Corp. (A)	2,500	181,100
Dollar Tree, Inc. (A) (B)	973	64,860
Don Quijote Holdings Co., Ltd.	800	30,141
Isetan Mitsukoshi Holdings, Ltd.	1,200	18,005
Kohl’s Corp. (A)	800	37,048
Macy’s, Inc.	3,200	164,224
Marks & Spencer Group PLC	13,300	100,957
Next PLC	1,400	161,339
Nordstrom, Inc.	700	50,197
Target Corp.	2,300	180,918

		1,060,756

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp., Class A	1,800	108,702
Apache Corp.	1,400	54,824
ARC Resources, Ltd. (A)	3,200	42,299
Baytex Energy Corp.	900	2,880
BG Group PLC	14,369	207,286
BP PLC	80,568	408,751
Cameco Corp., Class A (A)	2,400	29,260
Canadian Natural Resources, Ltd.	4,700	91,535
Canadian Oil Sands, Ltd. (A)	3,700	17,495
Cenovus Energy, Inc.	2,700	40,950
Chesapeake Energy Corp. (A)	7,000	51,310
Chevron Corp.	8,300	654,704
Cobalt International Energy, Inc. (A) (B)	2,300	16,284
Columbia Pipeline Group, Inc.	3,000	54,870
Concho Resources, Inc. (A) (B)	401	39,418
ConocoPhillips	5,300	254,188
CONSOL Energy, Inc. (A)	1,100	10,780
Continental Resources, Inc., Class B (A) (B)	2,964	85,867
Crescent Point Energy Corp. (A)	1,300	14,875
Devon Energy Corp., Class A	2,000	74,180
Enbridge, Inc.	3,300	122,529
EnCana Corp.	3,100	19,954
Eni SpA, Class B	10,808	170,013
EOG Resources, Inc.	2,200	160,160
EQT Corp.	600	38,862
Exxon Mobil Corp.	19,815	1,473,245
Galp Energia SGPS SA, Class B	1,635	16,134
Husky Energy, Inc. (A)	2,700	42,103
Idemitsu Kosan Co., Ltd. (A)	400	6,127
Imperial Oil, Ltd.	1,300	41,187
INPEX Corp.	3,200	28,610
Inter Pipeline, Ltd. (A)	2,000	36,898
JX Holdings, Inc. (A)	8,000	28,887
Keyera Corp. (A)	600	16,523
Kinder Morgan, Inc.	8,156	225,758
Koninklijke Vopak NV	738	29,508
Lundin Petroleum AB (A) (B)	1,096	14,145
Marathon Oil Corp. (A)	1,600	24,640
Marathon Petroleum Corp.	2,000	92,660
MEG Energy Corp. (B)	1,600	9,879
Murphy Oil Corp. (A)	700	16,940
Neste OYJ	697	16,041
Noble Energy, Inc.	2,600	78,468

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	2,900	$ 191,835
OMV AG	597	14,526
ONEOK, Inc.	2,500	80,500
Origin Energy, Ltd. (D)	5,154	24,326
Pembina Pipeline Corp. (A)	1,000	24,062
Phillips 66	2,500	192,100
Pioneer Natural Resources Co. (A)	1,200	145,968
Range Resources Corp. (A)	600	19,272
Repsol SA, Class A	5,028	58,642
Royal Dutch Shell PLC, Class A	17,281	407,953
Royal Dutch Shell PLC, Class B	11,229	265,513
Santos, Ltd. (A)	6,203	17,554
Showa Shell Sekiyu KK (A)	200	1,577
Southwestern Energy Co. (A) (B)	1,200	15,228
Spectra Energy Corp. (A)	4,600	120,842
Statoil ASA	4,735	69,032
TonenGeneral Sekiyu KK	3,000	29,073
Total SA	9,376	421,759
Tourmaline Oil Corp. (B)	1,724	40,138
TransCanada Corp. (A)	2,600	82,218
Tullow Oil PLC (B)	5,814	14,945
Valero Energy Corp.	1,600	96,160
Vermilion Energy, Inc. (A)	500	16,100
Williams Cos., Inc.	3,000	110,550
Woodside Petroleum, Ltd.	3,250	66,516

		7,496,118

Paper & Forest Products - 0.1%
International Paper Co.	3,700	139,823
Mondi PLC	2,100	44,014
OJI Holdings Corp.	3,000	12,877
Stora Enso OYJ, Class R	2,963	22,420
UPM-Kymmene OYJ	1,888	28,340

		247,474

Personal Products - 0.2%
Beiersdorf AG	486	43,079
Estee Lauder Cos., Inc., Class A	1,900	153,292
Kao Corp.	2,200	99,728
L’Oreal SA	1,086	188,762
Shiseido Co., Ltd. (A)	1,600	34,891
Unilever NV, CVA	6,902	276,666
Unilever PLC	4,638	188,905

		985,323

Pharmaceuticals - 2.4%
Allergan PLC (B)	2,068	562,103
Astellas Pharma, Inc.	9,500	122,969
AstraZeneca PLC	5,530	350,705
Bayer AG	3,529	452,765
Bristol-Myers Squibb Co.	7,300	432,160
Chugai Pharmaceutical Co., Ltd.	700	21,499
Daiichi Sankyo Co., Ltd. (A)	2,400	41,645
Eisai Co., Ltd. (A)	900	53,101
Eli Lilly & Co.	3,800	318,022
GlaxoSmithKline PLC	21,269	408,235
Hisamitsu Pharmaceutical Co., Inc. (A)	300	10,031
Johnson & Johnson	12,294	1,147,645
Kyowa Hakko Kirin Co., Ltd.	3,300	49,195
Merck & Co., Inc.	12,900	637,131
Merck KGaA	642	56,840
Mitsubishi Tanabe Pharma Corp.	2,000	35,295
Mylan NV (A) (B)	1,800	72,468
Novartis AG	9,728	894,119
Novo Nordisk A/S, Class B	8,630	465,714
Ono Pharmaceutical Co., Ltd.	400	47,426

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Orion OYJ, Class B	552	$ 20,888
Otsuka Holdings Co., Ltd.	1,300	41,511
Perrigo Co. PLC (A)	588	92,475
Pfizer, Inc.	27,000	848,070
Roche Holding AG	2,925	776,504
Sanofi	5,364	510,653
Santen Pharmaceutical Co., Ltd.	2,500	33,564
Shionogi & Co., Ltd.	1,000	35,845
Shire PLC	2,902	198,386
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	19,994
Taisho Pharmaceutical Holdings Co., Ltd. (A)	201	11,555
Takeda Pharmaceutical Co., Ltd. (A)	3,300	144,778
Teva Pharmaceutical Industries, Ltd.	3,798	214,641
UCB SA	705	55,232
Valeant Pharmaceuticals International, Inc. (B)	1,400	249,891
Zoetis, Inc., Class A	2,080	85,655

		9,518,710

Professional Services - 0.2%
Adecco SA (B)	1,094	80,120
Bureau Veritas SA	784	16,550
Capita PLC	4,652	84,490
Experian PLC	3,140	50,407
Intertek Group PLC	1,100	40,593
Nielsen Holdings PLC	2,790	124,071
Randstad Holding NV	1,500	89,656
Recruit Holdings Co., Ltd.	900	26,986
SGS SA	28	48,927
Verisk Analytics, Inc., Class A (B)	800	59,128

		620,928

Real Estate Investment Trusts - 0.9%
American Capital Agency Corp.	1,500	28,050
American Tower Corp., Class A	1,400	123,172
Annaly Capital Management, Inc.	7,800	76,986
Ascendas Real Estate Investment Trust	8,000	13,180
AvalonBay Communities, Inc.	700	122,374
Boston Properties, Inc.	1,200	142,080
British Land Co. PLC	8,400	106,677
CapitaLand Commercial Trust, Ltd.	11,000	10,386
CapitaLand Mall Trust	7,000	9,360
Communications Sales & Leasing, Inc. (A) (B)	1,600	28,640
Crown Castle International Corp.	1,500	118,305
Dexus Property Group	9,833	49,587
Digital Realty Trust, Inc. (A)	500	32,660
Equity Residential	2,300	172,776
Essex Property Trust, Inc. (A)	269	60,100
Federal Realty Investment Trust (A)	500	68,225
Federation Centres	12,502	24,142
Fonciere Des Regions	400	34,878
Gecina SA	205	25,000
General Growth Properties, Inc.	6,114	158,780
Goodman Group	14,735	60,907
GPT Group	7,080	22,501
HCP, Inc.	3,100	115,475
Host Hotels & Resorts, Inc. (A)	7,000	110,670
ICADE	493	33,449
Japan Real Estate Investment Corp.	6	27,638
Japan Retail Fund Investment Corp., Class A	8	15,479
Kimco Realty Corp.	1,900	46,417
Klepierre	2,069	93,772
Land Securities Group PLC	4,245	80,926
Link REIT (A)	8,000	43,940

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Macerich Co., Class A	600	$ 46,092
Mirvac Group	20,200	24,526
Nippon Building Fund, Inc.	4	19,355
Prologis, Inc., Class A	3,000	116,700
Public Storage	1,000	211,630
RioCan Real Estate Investment Trust	800	15,269
Scentre Group	31,774	87,451
Simon Property Group, Inc.	1,100	202,092
SL Green Realty Corp. (A)	700	75,712
Stockland	15,671	42,575
Unibail-Rodamco SE	369	95,639
Ventas, Inc.	2,200	123,332
VEREIT, Inc. (A)	3,301	25,484
Vornado Realty Trust, Class A	1,300	117,546
Welltower, Inc.	2,700	182,979
Westfield Corp.	7,948	55,928
Weyerhaeuser Co.	1,800	49,212

		3,548,054

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A	600	9,217
Azrieli Group	400	15,991
Brookfield Asset Management, Inc., Class A	3,800	119,567
CapitaLand, Ltd. (A)	11,000	20,770
Cheung Kong Property Holdings, Ltd.	12,156	89,059
City Developments, Ltd.	2,362	12,798
Daito Trust Construction Co., Ltd.	200	20,321
Daiwa House Industry Co., Ltd.	2,000	49,582
Global Logistic Properties, Ltd., Class L	13,000	18,690
Hang Lung Properties, Ltd.	13,000	29,242
Henderson Land Development Co., Ltd.	5,323	31,899
Hulic Co., Ltd. (A)	1,700	15,379
Hysan Development Co., Ltd.	4,389	18,303
Kerry Properties, Ltd.	6,000	16,474
Lend Lease Group	4,700	41,610
Mitsubishi Estate Co., Ltd.	5,200	106,223
Mitsui Fudosan Co., Ltd.	4,200	115,128
New World Development Co., Ltd.	24,000	23,342
Nomura Real Estate Holdings, Inc.	700	14,073
Sino Land Co., Ltd.	15,200	23,262
Sumitomo Realty & Development Co., Ltd.	1,900	60,472
Sun Hung Kai Properties, Ltd.	7,000	91,303
Swire Pacific, Ltd., Series A	2,500	28,070
Swire Properties, Ltd.	8,000	22,329
Tokyu Fudosan Holdings Corp.	4,000	26,614
UOL Group, Ltd. (A)	4,000	16,935
Vonovia SE	2,080	66,947
Wharf Holdings, Ltd.	6,000	33,932
Wheelock & Co., Ltd.	4,000	17,398

		1,154,930

Road & Rail - 0.3%
Aurizon Holdings, Ltd.	13,914	49,156
Canadian National Railway Co.	3,600	204,427
Canadian Pacific Railway, Ltd. (A)	700	100,471
Central Japan Railway Co.	618	99,639
ComfortDelGro Corp., Ltd.	7,000	14,141
CSX Corp.	4,400	118,360
DSV A/S	915	34,191
East Japan Railway Co.	1,400	117,972
Hankyu Hanshin Holdings, Inc.	2,900	17,736
Kansas City Southern (A)	500	45,440
Keikyu Corp. (A)	3,000	23,879
Keio Corp.	2,000	14,219
Keisei Electric Railway Co., Ltd.	1,600	17,552

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Kintetsu Group Holdings Co., Ltd. (A)	7,000	$ 25,143
MTR Corp., Ltd.	4,000	17,366
Nippon Express Co., Ltd.	3,000	14,335
Norfolk Southern Corp.	800	61,120
Odakyu Electric Railway Co., Ltd. (A)	2,000	18,011
Tobu Railway Co., Ltd. (A)	4,000	17,183
Tokyu Corp.	3,000	22,016
Union Pacific Corp.	3,400	300,594
West Japan Railway Co.	720	45,127

		1,378,078

Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp.	1,100	55,088
Analog Devices, Inc., Class A	3,100	174,871
Applied Materials, Inc., Class A	9,700	142,493
ARM Holdings PLC	6,042	86,807
ASM Pacific Technology, Ltd. (A)	1,178	7,726
ASML Holding NV	1,528	134,315
Avago Technologies, Ltd., Class A (A)	1,100	137,511
Broadcom Corp., Class A	3,300	169,719
Infineon Technologies AG	7,649	85,940
Intel Corp.	21,300	641,982
KLA-Tencor Corp. (A)	700	35,000
Marvell Technology Group, Ltd. (A)	2,500	22,625
Maxim Integrated Products, Inc., Class A	1,300	43,420
Micron Technology, Inc. (B)	4,600	68,908
NVIDIA Corp.	4,100	101,065
ROHM Co., Ltd.	900	40,023
Skyworks Solutions, Inc.	1,300	109,473
STMicroelectronics NV, Class B (A)	4,800	32,793
Texas Instruments, Inc.	4,200	207,984
Tokyo Electron, Ltd. (A)	600	28,329
Xilinx, Inc.	1,100	46,640

		2,372,712

Software - 1.1%
Activision Blizzard, Inc. (A)	9,100	281,099
Adobe Systems, Inc. (B)	2,100	172,662
Autodesk, Inc. (B)	900	39,726
CA, Inc.	1,500	40,950
Citrix Systems, Inc. (B)	1,300	90,064
Constellation Software, Inc.	100	41,915
Dassault Systemes	484	35,770
Electronic Arts, Inc. (B)	1,100	74,525
Gemalto NV (A)	600	39,007
GungHo Online Entertainment, Inc. (A)	10,000	29,705
Intuit, Inc. (A)	2,300	204,125
Konami Corp. (A)	1,200	25,935
Microsoft Corp.	33,800	1,495,988
Nexon Co., Ltd.	2,400	32,087
NICE-Systems, Ltd.	371	20,779
Nintendo Co., Ltd.	400	67,421
Open Text Corp.	600	26,868
Oracle Corp.	700	29,560
Oracle Corp.	16,800	606,816
Red Hat, Inc. (B)	600	43,128
Sage Group PLC	7,890	59,692
salesforce.com, Inc. (B)	3,600	249,948
SAP SE	3,935	254,924
Symantec Corp.	6,900	134,343
Trend Micro, Inc. (A)	400	14,130
VMware, Inc., Class A (B)	1,100	86,669

		4,197,836

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.7%
ABC-Mart, Inc. (A)	400	$ 22,362
AutoZone, Inc. (A) (B)	300	217,149
Bed Bath & Beyond, Inc. (A) (B)	1,800	102,636
Fast Retailing Co., Ltd.	200	81,352
Gap, Inc., Class A (A)	4,000	114,000
Hennes & Mauritz AB, Class B	3,974	145,196
Home Depot, Inc.	6,500	750,685
Industria de Diseno Textil SA	4,660	156,257
Kingfisher PLC	10,833	58,847
L Brands, Inc.	2,400	216,312
Lowe’s Cos., Inc.	4,500	310,140
Nitori Holdings Co., Ltd.	450	35,237
O’Reilly Automotive, Inc. (A) (B)	400	100,000
Ross Stores, Inc.	4,200	203,574
Sanrio Co., Ltd. (A)	300	8,195
Shimamura Co., Ltd.	300	32,314
Staples, Inc.	2,500	29,325
Tiffany & Co. (A)	500	38,610
TJX Cos., Inc.	2,700	192,834
USS Co., Ltd.	2,700	44,906
Yamada Denki Co., Ltd. (A)	7,200	29,027

		2,888,958

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	25,865	2,852,909
Blackberry, Ltd. (A) (B)	1,700	10,433
Brother Industries, Ltd.	2,200	26,519
Canon, Inc.	4,800	138,852
EMC Corp.	7,400	178,784
FUJIFILM Holdings Corp.	1,700	63,549
Hewlett-Packard Co.	7,200	184,392
Konica Minolta, Inc.	1,500	15,802
NEC Corp.	7,000	21,552
NetApp, Inc. (A)	3,400	100,640
Ricoh Co., Ltd. (A)	2,000	20,186
SanDisk Corp. (A)	1,000	54,330
Seagate Technology PLC (A)	2,800	125,440
Seiko Epson Corp. (A)	1,600	22,634
Western Digital Corp.	900	71,496

		3,887,518

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	74,500
Burberry Group PLC	5,118	106,089
Christian Dior SE	182	34,099
CIE Financiere Richemont SA	1,908	148,463
Coach, Inc., Class A	2,400	69,432
Gildan Activewear, Inc., Class A	1,200	36,220
Hermes International	67	24,389
HUGO BOSS AG, Class A	400	44,976
Kering	240	39,287
Li & Fung, Ltd. (A)	20,000	15,347
lululemon athletica, Inc. (A) (B)	234	11,852
Luxottica Group SpA	871	60,364
LVMH Moet Hennessy Louis Vuitton SE	1,261	214,676
Michael Kors Holdings, Ltd. (B)	830	35,059
NIKE, Inc., Class B	2,600	319,722
Pandora A/S	300	35,046
Ralph Lauren Corp., Class A	700	82,712
Swatch Group AG	1,046	125,645
VF Corp.	2,800	190,988

		1,668,866

Tobacco - 0.5%
Altria Group, Inc.	8,700	473,280
British American Tobacco PLC	8,243	454,813
Imperial Tobacco Group PLC	3,581	185,133

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Japan Tobacco, Inc.	4,678	$ 145,112
Philip Morris International, Inc.	7,200	571,176
Reynolds American, Inc., Class A	3,820	169,112
Swedish Match AB	871	26,329

		2,024,955

Trading Companies & Distributors - 0.2%
Brenntag AG	900	48,558
Bunzl PLC	2,400	64,402
Fastenal Co. (A)	2,700	98,847
Finning International, Inc.	1,900	27,877
ITOCHU Corp. (A)	6,000	63,427
Marubeni Corp. (A)	6,400	31,356
Mitsubishi Corp. (A)	5,900	96,710
Mitsui & Co., Ltd. (A)	7,400	83,172
Noble Group, Ltd. (A)	31,000	9,071
Rexel SA	1,700	20,928
Sumitomo Corp. (A)	4,100	39,649
Toyota Tsusho Corp.	1,900	40,049
Wolseley PLC	1,230	71,948
WW Grainger, Inc. (A)	600	129,006

		825,000

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (A)	2,417	38,243
Aeroports de Paris, Class A	224	25,424
Atlantia SpA	2,254	63,050
Auckland International Airport, Ltd.	4,656	14,576
Hutchison Port Holdings Trust (A)	36,000	19,821
Kamigumi Co., Ltd.	2,000	16,388
Sydney Airport	2,536	10,658
Transurban Group	10,934	76,591

		264,751

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	60,588
Severn Trent PLC	1,500	49,620
United Utilities Group PLC	8,508	119,248

		229,456

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,600	170,112
Millicom International Cellular SA, Class B, SDR	429	26,829
NTT DOCOMO, Inc. (A)	6,500	109,636
Rogers Communications, Inc., Class B	1,700	58,573
SBA Communications Corp., Class A (B)	700	73,318
SoftBank Group Corp.	4,100	189,583
Sprint Corp. (A) (B)	4,100	15,744
StarHub, Ltd. (A)	5,000	12,174
T-Mobile US, Inc. (B)	1,900	75,639
Tele2 AB, Class B	1,910	18,627
Vodafone Group PLC	113,942	359,383

		1,109,618

Total Common Stocks (Cost $110,426,122)		135,882,867

CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (G)
Volkswagen AG
4.63% (I)	699	76,784

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc.
3.17% (I)	6,600	$ 176,511

Total Convertible Preferred Stocks (Cost $332,611)		253,295

PREFERRED STOCKS - 0.0% (G)
Automobiles - 0.0% (G)
Porsche Automobil Holding SE
4.84% (I)	698	29,697

Household Products - 0.0% (G)
Henkel AG & Co. KGaA
1.41% (I)	744	76,628

Total Preferred Stocks (Cost $101,502)		106,325

EXCHANGE-TRADED FUND - 0.0% (G)
Capital Markets - 0.0% (G)
iShares MSCI EAFE ETF	1,522	87,241

Total Exchange-Traded Fund (Cost $102,750)		87,241

	Principal	Value
CONVERTIBLE BONDS - 0.0% (G)
Electric Utilities - 0.0% (G)
TECO Finance, Inc.
5.15%, 03/15/2020	$ 75,000	82,528

Oil, Gas & Consumable Fuels - 0.0% (G)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50,000	53,531

Real Estate Investment Trusts - 0.0% (G)
HCP, Inc. Series MTN
6.70%, 01/30/2018	25,000	27,608

Total Convertible Bonds (Cost $157,638)		163,667

CORPORATE DEBT SECURITIES - 11.2%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	577,000	654,856
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	175,075
Raytheon Co.
2.50%, 12/15/2022 (A)	170,000	165,979
United Technologies Corp.
4.50%, 06/01/2042	220,000	224,025

		1,219,935

Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	166,862

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,838,578

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 0.9%
Barclays Bank PLC
5.14%, 10/14/2020	$ 110,000	$ 120,485
BB&T Corp. Series MTN
1.45%, 01/12/2018	160,000	159,630
BNP Paribas SA
5.00%, 01/15/2021	85,000	95,394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	590,000	606,368
Deutsche Bank AG
6.00%, 09/01/2017	90,000	96,994
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	275,064
KFW
4.50%, 07/16/2018	310,000	339,122
Mellon Capital IV
4.00%, 11/02/2015 (A) (J) (K)	115,000	90,562
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	319,482
PNC Funding Corp.
5.13%, 02/08/2020	517,000	579,857
5.63%, 02/01/2017	95,000	100,048
Royal Bank of Canada Series MTN
1.50%, 01/16/2018	155,000	154,923
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	254,758
3.45%, 02/13/2023	175,000	174,180
3.68%, 06/15/2016 (L)	99,000	101,077
5.63%, 12/11/2017	85,000	92,432
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	55,345

		3,615,721

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	119,953
5.38%, 01/15/2020	50,000	55,846
Coca-Cola Co.
3.30%, 09/01/2021	140,000	146,886
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	186,281

		508,966

Biotechnology - 0.1%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	201,029
Amgen, Inc.
5.70%, 02/01/2019	85,000	94,396
5.75%, 03/15/2040	140,000	154,958

		450,383

Capital Markets - 0.9%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	156,842
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	374,823
4.00%, 03/03/2024	842,000	866,639
5.35%, 01/15/2016	95,000	96,214
6.13%, 02/15/2033	95,000	113,617
Series MTN
6.00%, 06/15/2020	50,000	57,462
7.50%, 02/15/2019	435,000	508,429

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
2.13%, 04/25/2018	$ 370,000	$ 372,179
4.88%, 11/01/2022	345,000	367,572
Series MTN
5.50%, 07/24/2020	200,000	224,531
6.63%, 04/01/2018	420,000	467,684
UBS AG Series MTN
5.88%, 07/15/2016	100,000	103,517

		3,709,509

Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	53,602
8.55%, 05/15/2019	80,000	96,709
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	362,996
4.25%, 04/01/2021 (A)	200,000	218,577

Ecolab, Inc.
5.50%, 12/08/2041	130,000	147,035
Lubrizol Corp.
8.88%, 02/01/2019	15,000	18,345
Praxair, Inc.
3.55%, 11/07/2042	160,000	145,337

		1,042,601

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	158,149
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	56,353
Republic Services, Inc.
3.80%, 05/15/2018	115,000	120,673

		335,175

Communications Equipment - 0.1%
Cisco Systems, Inc.
5.90%, 02/15/2039	160,000	195,264
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	17,264

		212,528

Construction Materials - 0.0% (G)
CRH America, Inc.
8.13%, 07/15/2018	165,000	191,901

Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	93,677
8.13%, 05/20/2019	75,000	90,728
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	92,230
4.75%, 07/15/2021	80,000	87,263
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	181,354

		545,252

Diversified Financial Services - 1.6%
Bank of America Corp.
4.10%, 07/24/2023	355,000	368,841
7.63%, 06/01/2019	445,000	523,733
Series MTN
4.13%, 01/22/2024	825,000	862,448
5.63%, 07/01/2020	205,000	231,214
5.65%, 05/01/2018	90,000	98,200
Bear Stearns Cos. LLC
5.55%, 01/22/2017	90,000	94,518

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	$ 200,000	$ 214,071
Citigroup, Inc.
3.50%, 05/15/2023	385,000	374,796
3.88%, 10/25/2023	848,000	874,430
5.85%, 08/02/2016	100,000	103,800
8.50%, 05/22/2019	405,000	488,980
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	60,560
Credit Suisse USA, Inc.
5.85%, 08/16/2016	95,000	99,052
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460,000	467,292
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	121,725
Series MTN
5.63%, 09/15/2017 - 05/01/2018	345,000	378,280
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	381,133
4.40%, 07/22/2020	540,000	583,042
4.63%, 05/10/2021	53,000	57,704
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	156,677

		6,540,496

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
4.45%, 05/15/2021	361,000	385,349
5.35%, 09/01/2040	95,000	93,844
5.80%, 02/15/2019	135,000	150,113
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (H)	470,000	466,183
6.00%, 07/08/2019	75,000	85,356
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	82,651
6.42%, 06/20/2016	75,000	77,668
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	653,834
4.60%, 04/01/2021	220,000	237,304
5.15%, 09/15/2023	260,000	287,219

		2,519,521

Electric Utilities - 0.3%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	105,262
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	55,109
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	147,737
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	115,738
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	116,167
Georgia Power Co.
5.40%, 06/01/2018	50,000	54,987
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	194,559
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	113,514
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	177,512

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Wisconsin Electric Power Co.
2.95%, 09/15/2021	$ 95,000	$ 97,246
6.25%, 12/01/2015	205,000	206,882

		1,384,713

Electronic Equipment, Instruments & Components - 0.0% (G)
Corning, Inc.
4.75%, 03/15/2042 (A)	155,000	162,740

Energy Equipment & Services - 0.1%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	60,408
5.20%, 09/01/2020	50,000	54,982
Noble Holding International, Ltd.
4.90%, 08/01/2020 (A)	55,000	45,702
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019 (A)	70,000	83,497
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	137,689
6.50%, 08/15/2018	50,000	56,045
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	133,917

		572,240

Food & Staples Retailing - 0.4%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	68,596
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	165,017
CVS Health Corp.
4.75%, 05/18/2020	480,000	523,963
Wal-Mart Stores, Inc.
1.50%, 10/25/2015 (A)	105,000	105,068
4.25%, 04/15/2021	538,000	595,889

		1,458,533

Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	55,693
Kraft Foods Group, Inc.
5.38%, 02/10/2020	78,000	87,118
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	96,049

		238,860

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.
4.50%, 03/15/2042	135,000	135,925
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	490,000	479,819

		615,744

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	91,465
Cigna Corp.
4.50%, 03/15/2021	75,000	80,591
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	180,360
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	33,061

		385,477

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp. Series MTN
5.00%, 02/01/2019	$ 85,000	$ 93,232
Yum! Brands, Inc.
3.88%, 11/01/2020	60,000	62,826

		156,058

Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	125,498
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	93,860

		219,358

Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	98,971
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	152,159

		251,130

Industrial Conglomerates - 0.1%
General Electric Co.
5.25%, 12/06/2017	365,000	395,448

Insurance - 0.7%
American International Group, Inc.
5.05%, 10/01/2015	100,000	100,000
6.40%, 12/15/2020	70,000	82,970
Aon Corp.
5.00%, 09/30/2020	75,000	83,167
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 (A)	205,000	225,859
Guardian Life Insurance Co. of America
7.38%, 09/30/2039 (H)	365,000	478,972
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	483,747
6.30%, 03/15/2018	49,000	54,164
Lincoln National Corp.
8.75%, 07/01/2019	135,000	164,893
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	60,664
MetLife, Inc.
7.72%, 02/15/2019	145,000	171,601
Prudential Financial, Inc.
5.63%, 06/15/2043 (K)	475,000	490,200
Series MTN
3.00%, 05/12/2016	60,000	60,732
5.38%, 06/21/2020	90,000	101,424
XLIT, Ltd.
5.75%, 10/01/2021	80,000	91,393

		2,649,786

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	571,182

IT Services - 0.2%
Computer Sciences Corp.
6.50%, 03/15/2018	75,000	82,642
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	96,287
International Business Machines Corp.
4.00%, 06/20/2042	92,000	84,846
5.60%, 11/30/2039	5,000	5,645
5.70%, 09/14/2017	100,000	108,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Xerox Corp.
2.80%, 05/15/2020	$ 359,000	$ 355,523
4.50%, 05/15/2021	80,000	83,129

		816,769

Machinery - 0.2%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	525,631
7.38%, 03/01/2097	55,000	72,343

		597,974

Media - 0.8%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,185
6.55%, 03/15/2033	75,000	89,754
8.00%, 10/17/2016	100,000	106,887
CBS Corp.
3.50%, 01/15/2025	515,000	495,983
5.75%, 04/15/2020	55,000	61,865
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	313,956
Comcast Corp.
6.50%, 01/15/2017	85,000	90,810
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	382,476
4.60%, 02/15/2021	90,000	96,252
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,437
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	46,449
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	467,659
5.00%, 02/01/2020	145,000	155,577
5.85%, 05/01/2017	100,000	105,834
Time Warner, Inc.
3.55%, 06/01/2024	500,000	495,442
4.70%, 01/15/2021	115,000	125,578
Viacom, Inc.
3.50%, 04/01/2017	60,000	61,497
6.25%, 04/30/2016	24,000	24,687
Walt Disney Co. Series MTN
5.50%, 03/15/2019	85,000	95,680
WPP Finance
4.75%, 11/21/2021	16,000	17,494

		3,387,502

Metals & Mining - 0.2%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	121,127
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90,000	92,405
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	115,835
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (A)	155,000	133,150
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	83,864
6.50%, 07/15/2018	45,000	50,209
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	63,250

		659,840

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	$ 103,000	$ 127,264
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	120,000	144,496
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	102,549
Dominion Resources, Inc.
7.50%, 06/30/2066 (K)	95,000	85,381

		459,690

Multiline Retail - 0.0% (G)
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150,000	152,739
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	33,163

		185,902

Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	124,706
6.38%, 09/15/2017	59,000	63,669
BP Capital Markets PLC
4.50%, 10/01/2020	195,000	214,374
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	129,226
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	92,926
Devon Energy Corp.
4.75%, 05/15/2042	140,000	123,768
Encana Corp.
3.90%, 11/15/2021	180,000	165,832
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	105,095
6.70%, 07/01/2018	90,000	98,760
Hess Corp.
6.00%, 01/15/2040	50,000	47,949
8.13%, 02/15/2019	295,000	344,520
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	57,211
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	132,677
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,193
5.13%, 03/01/2021	33,000	35,959
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	88,085
Occidental Petroleum Corp.
2.70%, 02/15/2023 (A)	150,000	144,887
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	60,268
Petro-Canada
6.05%, 05/15/2018	90,000	98,925
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,379
Total Capital International SA
2.70%, 01/25/2023	165,000	160,612
Valero Energy Corp.
6.13%, 02/01/2020	90,000	102,050
Williams Partners, LP
5.25%, 03/15/2020	90,000	95,933

		2,567,004

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	575,000	555,472

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
AstraZeneca PLC
6.45%, 09/15/2037	$ 100,000	$ 129,256
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	219,620
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	55,445
Johnson & Johnson
3.55%, 05/15/2021 (A)	200,000	217,517
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	73,981
Pfizer, Inc.
6.20%, 03/15/2019	100,000	114,206
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	6,000	6,865
Wyeth LLC
5.50%, 02/15/2016	90,000	91,647

		1,464,009

Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	98,365
HCP, Inc.
6.00%, 01/30/2017	90,000	94,847
Welltower, Inc.
4.95%, 01/15/2021	175,000	190,673

		383,885

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	169,647
Ryder System, Inc. Series MTN
3.50%, 06/01/2017	60,000	61,905
Union Pacific Corp.
4.75%, 09/15/2041	140,000	149,718

		381,270

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	222,601

Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021 (A)	200,000	219,616
Oracle Corp.
2.38%, 01/15/2019	365,000	372,038
5.25%, 01/15/2016	85,000	86,137

		677,791

Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	55,300
Home Depot, Inc.
5.40%, 03/01/2016	85,000	86,695
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	149,127

		291,122

Technology Hardware, Storage & Peripherals - 0.0% (G)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	83,629

Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	118,000	147,064

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Philip Morris International, Inc.
5.65%, 05/16/2018	$ 50,000	$ 55,222
6.38%, 05/16/2038	105,000	130,862
Reynolds American, Inc.
6.75%, 06/15/2017	100,000	108,254

		441,402

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	247,341

Total Corporate Debt Securities (Cost $44,141,007)		44,826,428

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020	220,000	233,649
4.88%, 02/15/2036	285,000	358,586
5.13%, 05/30/2017	85,000	91,141
Inter-American Development Bank Series MTN
3.88%, 02/14/2020	635,000	702,205
International Bank for Reconstruction & Development Series MTN
4.75%, 02/15/2035	245,000	306,561
Israel Government International Bond
5.13%, 03/26/2019	310,000	345,464
Mexico Government International Bond
4.00%, 10/02/2023	850,000	865,725

Total Foreign Government Obligations (Cost $2,792,929)		2,903,331

MORTGAGE-BACKED SECURITIES - 0.4%
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (K)	455,286	455,303
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (K)	151,879	153,831
Series 2006-CB17, Class A4
5.43%, 12/12/2043	176,286	181,400
Series 2007-C1, Class A4
5.72%, 02/15/2051	128,599	135,943
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.03%, 06/15/2038 (K)	450,627	458,774
Series 2006-C6, Class A4
5.37%, 09/15/2039	333,122	341,857

Total Mortgage-Backed Securities (Cost $1,847,018)		1,727,108

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
California - 0.1%
State of California, General Obligation Unlimited
7.60%, 11/01/2040	115,000	168,727

Total Municipal Government Obligation (Cost $118,931)		168,727

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.0%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	767,282
4.00%, 11/01/2025 - 04/01/2042	614,313	655,238

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00%, TBA (M)	$ 2,065,000	$ 2,198,200
4.50%, 05/01/2023	43,467	46,435
4.75%, 11/17/2015	1,000,000	1,005,895
5.00%, 12/01/2038 - 04/01/2040	1,115,858	1,225,991
5.50%, 04/01/2038 - 10/01/2038	470,088	520,655
6.00%, 11/01/2037	41,028	46,301
6.75%, 03/15/2031	245,000	357,911
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	747,066
2.50%, 08/01/2030 - 09/01/2030	3,017,963	3,079,830
2.63%, 09/06/2024	1,070,000	1,095,738
3.00%, 05/01/2027	483,477	505,765
3.00%, TBA (M)	7,513,000	7,653,998
3.50%, 11/01/2025 - 01/01/2026	396,375	420,589
3.50%, TBA (M)	10,488,000	10,951,726
4.00%, 03/01/2024 - 09/01/2025	267,571	284,650
4.00%, 10/01/2044 (M)	2,336,336	2,536,586
4.00%, TBA (M)	2,558,000	2,728,567
4.50%, TBA (M)	2,230,000	2,417,355
5.00%, 03/01/2023 - 08/01/2040	906,396	1,000,232
5.38%, 06/12/2017	4,680,000	5,051,466
5.50%, 12/01/2023 - 12/01/2039	813,385	903,973
6.00%, 03/01/2038 - 02/01/2040	534,897	604,135
6.63%, 11/15/2030	414,000	597,737
7.25%, 05/15/2030	445,000	671,909
Government National Mortgage Association
3.00%, TBA (M)	3,075,000	3,131,744
3.50%, 02/15/2042	810,269	851,554
3.50%, TBA (M)	2,020,000	2,109,630
4.00%, 12/15/2040 - 11/20/2041	925,355	991,056
4.50%, 06/15/2039 - 07/20/2045	3,259,105	3,524,241
5.00%, 08/15/2039 - 09/20/2041	736,863	816,267
5.50%, 12/20/2038 - 04/15/2040	353,062	397,227
6.00%, 06/15/2037	75,633	85,569

Total U.S. Government Agency Obligations (Cost $59,316,119)		59,982,518

U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury Bond
2.88%, 08/15/2045	190,000	189,906
3.13%, 11/15/2041	680,000	717,046
3.63%, 08/15/2043	2,887,000	3,322,758
3.75%, 08/15/2041	945,000	1,109,194
4.38%, 05/15/2040	5,080,400	6,520,241
5.38%, 02/15/2031	1,949,500	2,705,592
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 07/15/2022	14,625,661	14,467,742
0.63%, 07/15/2021	2,555,077	2,590,907
1.13%, 01/15/2021	2,184,122	2,269,667
1.25%, 07/15/2020	86,450	90,757
1.38%, 01/15/2020	3,902,400	4,094,777
1.88%, 07/15/2019	728,753	778,277
2.13%, 01/15/2019	37,793	40,260
U.S. Treasury Note
0.88%, 11/30/2016	3,352,000	3,368,978
1.38%, 07/31/2018	2,530,000	2,563,897
1.38%, 08/31/2020 (A)	2,030,000	2,032,379
1.50%, 08/31/2018 - 05/31/2020	13,725,000	13,931,016
1.63%, 11/15/2022	1,580,000	1,564,693
2.00%, 08/15/2025	870,000	865,401
2.13%, 05/15/2025	1,725,000	1,735,377
2.25%, 11/15/2024	1,295,000	1,319,214
2.38%, 08/15/2024	655,000	674,616
2.63%, 11/15/2020	2,864,000	3,028,531
2.75%, 02/15/2019 - 02/15/2024	21,363,000	22,592,160

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
3.50%, 05/15/2020	$ 3,056,500	$ 3,350,728
3.63%, 02/15/2021	1,200,000	1,331,422

Total U.S. Government Obligations (Cost $94,592,521)		97,255,536

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 7.6%
Federal Home Loan Bank Discount Notes
0.05%, 10/21/2015 (I)	30,401,000	30,400,155

Total Short-Term U.S. Government Agency Obligation
(Cost $30,400,155)		30,400,155

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.1%
Call - S&P 500®
Exercise Price $2,050.00
Expires 12/19/2015	166	182,600

Total Exchange-Traded Options Purchased (Cost $269,425)		182,600

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (I)	20,050,217	20,050,217

Total Securities Lending Collateral (Cost $20,050,217)		20,050,217

	Principal	Value
REPURCHASE AGREEMENT - 12.8%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2015, to be repurchased at $51,308,794 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.50% - 1.88%, due 11/30/2019 - 06/30/2020, and with a total value of $52,335,226.	$ 51,308,780	51,308,780

Total Repurchase Agreement (Cost $51,308,780)		51,308,780

Total Investments (Cost $415,957,725) (N)		445,298,795
Net Other Assets (Liabilities) - (11.3)%		(45,376,216)

Net Assets - 100.0%		$ 399,922,579

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Put - S&P 500®	USD 1,850.00	12/19/2015	83	$(391,508)	$(439,900)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (O)

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Q)	Fair Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 24	5.00%	06/20/2020	USD 7,381,440	$192,579	$427,545	$(234,966)
North American High Yield Index - Series 25	5.00	12/20/2020	USD 1,141,000	279	(2,850)	3,129
North American High Yield Index - Series 25	5.00	12/20/2020	USD 1,140,000	280	(4,899)	5,179

Total				$193,138	$419,796	$(226,658)

FUTURES CONTRACTS: (S)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	102	12/21/2015	$89,912	$—
EURO STOXX 50® Index	Long	43	12/18/2015	3,904	—
FTSE 100 Index	Short	(36)	12/18/2015	—	(9,311)
Hang Seng Index	Short	(7)	10/29/2015	16,356	—
MSCI EAFE Mini Index	Long	3	12/18/2015	—	(4,210)
S&P 500® E-Mini	Long	3	12/18/2015	—	(6,252)
S&P 500® E-Mini	Short	(197)	12/18/2015	167,674	—
S&P/ASX 200 Index	Short	(26)	12/17/2015	861	—
S&P/TSX 60 Index	Short	(28)	12/17/2015	32,258	—
TOPIX Index	Long	11	12/10/2015	—	(24,181)
U.S. Treasury Bond	Long	29	12/21/2015	43,503	—

Total				$354,468	$(43,954)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/15/2015	CHF	442,781	USD	455,234	$379	$—
BCLY	12/15/2015	USD	156,704	SEK	1,314,433	—	(629)
BNP	12/15/2015	USD	2,008,547	AUD	2,861,000	8,623	—
CSFB	12/15/2015	USD	1,586,109	AUD	2,301,761	—	(22,890)
DUB	12/15/2015	EUR	396,000	USD	443,003	75	—
RBS	12/15/2015	JPY	398,841,000	USD	3,333,676	—	(4,525)
RBS	12/15/2015	USD	4,172,366	CAD	5,521,000	36,569	—
RBS	12/15/2015	USD	4,555,115	EUR	4,082,738	—	(12,997)
RBS	12/15/2015	USD	1,007,111	JPY	120,670,000	—	(129)
SSB	12/15/2015	USD	869,968	CAD	1,153,828	5,632	—
SSB	12/15/2015	USD	454,106	CHF	442,781	—	(1,507)
UBS	12/15/2015	EUR	6,753,926	USD	7,713,092	—	(156,230)
UBS	12/15/2015	USD	4,081,884	EUR	3,524,000	138,936	—
UBS	12/15/2015	USD	3,689,674	GBP	2,400,697	59,150	—

Total						$249,364	$(198,907)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments	Value
United States	69.0%	$ 307,039,526
Japan	2.6	11,708,980
United Kingdom	2.5	11,116,655
Switzerland	1.3	5,838,912

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY COUNTRY (continued):

Country (continued)	Percentage of Total Investments		Value
Canada	1.2%		$5,452,139
France	1.2		5,347,100
Germany	1.1		5,035,766
Australia	0.8		3,626,489
Netherlands	0.7		2,994,718
Spain	0.4		1,921,704
Supranational	0.4		1,692,142
Sweden	0.4		1,543,689
Hong Kong	0.3		1,513,019
Ireland	0.3		1,349,082
Italy	0.3		1,262,754
Mexico	0.2		902,462
Denmark	0.2		902,290
Singapore	0.2		776,762
Belgium	0.2		693,286
Israel	0.2		672,201
Luxembourg	0.1		652,716
Finland	0.1		451,658
Austria	0.1		412,927
Norway	0.1		286,741
Bermuda	0.1		266,355
Cayman Islands	0.0	(G)	137,095
Portugal	0.0	(G)	76,281
New Zealand	0.0	(G)	73,407
Macau	0.0	(G)	52,439
Chile	0.0	(G)	44,047
South Africa	0.0	(G)	44,014
Jersey, Channel Islands	0.0	(G)	41,248
China	0.0	(G)	11,194

Investments, at Value	84.0		373,939,798
Short-Term Investments	16.0		71,358,997

Total Investments	100.0%		$445,298,795

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)		Value at September 30, 2015
ASSETS
Investments
Common Stocks	$84,184,724	$51,698,143	$0	(F)	$135,882,867
Convertible Preferred Stocks	176,511	76,784	—		253,295
Preferred Stocks	—	106,325	—		106,325
Exchange-Traded Fund	87,241	—	—		87,241
Convertible Bonds	—	163,667	—		163,667
Corporate Debt Securities	—	44,826,428	—		44,826,428
Foreign Government Obligations	—	2,903,331	—		2,903,331
Mortgage-Backed Securities	—	1,727,108	—		1,727,108
Municipal Government Obligation	—	168,727	—		168,727
U.S. Government Agency Obligations	—	59,982,518	—		59,982,518
U.S. Government Obligations	—	97,255,536	—		97,255,536
Short-Term U.S. Government Agency Obligation	—	30,400,155	—		30,400,155
Exchange-Traded Options Purchased	182,600	—	—		182,600
Securities Lending Collateral	20,050,217	—	—		20,050,217
Repurchase Agreement	—	51,308,780	—		51,308,780

Total Investments	$104,681,293	$340,617,502	$0	(F)	$445,298,795

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value at September 30, 2015
ASSETS (continued)
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$193,138	$—	$193,138
Futures Contracts (V)	354,468	—	—	354,468
Forward Foreign Currency Contracts (V)	—	249,364	—	249,364

Total Other Financial Instruments	$354,468	$442,502	$—	$796,970

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(439,900)	$—	$—	$(439,900)
Futures Contracts (V)	(43,954)	—	—	(43,954)
Forward Foreign Currency Contracts (V)	—	(198,907)	—	(198,907)

Total Other Financial Instruments	$(483,854)	$(198,907)	$—	$(682,761)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $19,441,869. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $25,232, representing less than 0.1% of the Portfolio’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $24,326, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Rounds to less than $1.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $957,068, representing 0.2% of the Portfolio’s net assets.

(I)	Rate disclosed reflects the yield at September 30, 2015.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2015; the maturity date disclosed is the ultimate maturity date.
(M)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(N)

Aggregate cost for federal income tax purposes is $415,957,725. Aggregate gross unrealized appreciation and depreciation for all securities is $40,908,254 and $11,567,184, respectively. Net unrealized appreciation for tax purposes is $29,341,070.

(O)	Cash in the amount of $390,105 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(P)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Q)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(R)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(S)	Cash in the amount of $1,394,789 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2015 Form N-Q

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
RBS	Royal Bank of Scotland Group PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.3%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 1,512,000	$ 1,122,660
6.13%, 01/15/2023 (A)	470,000	345,450
7.50%, 03/15/2018 - 03/15/2025 (A) (B)	784,000	613,200
7.75%, 03/15/2020 (A) (B)	716,000	612,180
Spirit AeroSystems, Inc.
5.25%, 03/15/2022	164,000	167,280
Triumph Group, Inc.
5.25%, 06/01/2022	490,000	450,800

		3,311,570

Airlines - 3.3%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	360,000	351,000
5.50%, 10/01/2019 (A)	1,561,000	1,578,171
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	563,222	574,487
5.63%, 01/15/2021 (A)	442,453	455,727
6.00%, 01/15/2017 (A)	197,381	202,315
6.13%, 07/15/2018 (A)	442,000	453,050
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	566,475
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	361,563	373,314
6.90%, 10/19/2023	1,259,283	1,328,543
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 (A)	470,000	474,700
6.75%, 05/23/2017	494,000	500,175
United Airlines Pass-Through Trust
4.63%, 03/03/2024	297,000	295,515
US Airways Group, Inc.
6.13%, 06/01/2018 (B)	405,000	416,138
US Airways Pass-Through Trust
5.38%, 05/15/2023	208,852	215,639
5.45%, 06/03/2018	320,000	323,200
6.75%, 12/03/2022	399,467	424,433
9.13%, 10/01/2015	340,189	340,223

		8,873,105

Auto Components - 0.4%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	993,000	1,040,168

Automobiles - 0.9%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	1,893,000	2,008,852
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (B)	325,000	308,750

		2,317,602

Banks - 2.6%
Barclays PLC
6.63%, 09/15/2019 (B) (C) (D)	1,550,000	1,483,372
8.25%, 12/15/2018 (B) (C) (D)	200,000	208,309
CIT Group, Inc.
4.25%, 08/15/2017	571,000	578,137
5.00%, 05/15/2017	165,000	169,125
5.25%, 03/15/2018	185,000	190,088
5.50%, 02/15/2019 (A)	452,000	468,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
7.50%, 04/30/2025 (B) (C) (D)	$ 600,000	$ 571,500
Goldman Sachs Capital II
4.00%, 11/02/2015 (C) (D)	3,403,000	2,458,667
Royal Bank of Scotland Group PLC
7.50%, 08/10/2020 (C) (D)	475,000	473,960
8.00%, 08/10/2025 (B) (C) (D)	300,000	302,250

		6,904,358

Beverages - 0.9%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,432,000	1,387,236
6.75%, 01/01/2020	925,000	950,437

		2,337,673

Building Products - 2.5%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,623,000	2,111,515
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	1,277,000	1,275,404
Griffon Corp.
5.25%, 03/01/2022	1,255,000	1,193,819
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	800,106
Ply Gem Industries, Inc.
6.50%, 02/01/2022	1,446,000	1,379,060

		6,759,904

Capital Markets - 0.6%
Goldman Sachs Group, Inc.
5.38%, 05/10/2020 (C) (D)	398,000	388,796
Morgan Stanley
5.45%, 07/15/2019 (C) (D)	794,000	781,701
5.55%, 07/15/2020 (C) (D)	390,000	384,150

		1,554,647

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	2,468,000	2,097,800
10.00%, 04/15/2020 (B)	458,000	439,108
Tronox Finance LLC
7.50%, 03/15/2022 (A)	762,000	481,965

		3,018,873

Commercial Services & Supplies - 2.0%
Hertz Corp.
5.88%, 10/15/2020 (B)	270,000	266,895
6.75%, 04/15/2019	1,200,000	1,221,000
United Rentals North America, Inc.
5.50%, 07/15/2025	183,000	171,105
7.38%, 05/15/2020	580,000	609,000
7.63%, 04/15/2022	2,425,000	2,570,500
8.25%, 02/01/2021	557,000	586,242

		5,424,742

Construction & Engineering - 2.5%
Abengoa Finance SAU
7.75%, 02/01/2020 (A)	350,000	142,188
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (B)	558,000	209,250
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	1,631,000	1,500,520

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	$ 781,000	$ 736,092
CalAtlantic Group, Inc.
6.25%, 12/15/2021	615,000	656,512
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	567,000	413,910
7.25%, 10/15/2020 (A)	775,000	734,312
7.50%, 05/15/2016	27,000	26,487
8.00%, 11/01/2019 (A)	565,000	405,388
9.13%, 11/15/2020 (A) (B)	2,212,000	1,935,500

		6,760,159

Consumer Finance - 3.4%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	305,350
4.13%, 03/30/2020 (B)	1,000,000	988,750
5.50%, 02/15/2017	429,000	439,725
7.50%, 09/15/2020	719,000	816,065
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	326,400
Altice US Finance II Corp.
7.75%, 07/15/2025 (A) (B)	200,000	177,000
Altice US Financing SA
7.75%, 07/15/2025 (A)	200,000	176,500
Navient Corp.
5.00%, 10/26/2020 (B)	209,000	175,205
5.88%, 10/25/2024 (B)	743,000	583,255
Series MTN
4.88%, 06/17/2019 (B)	413,000	375,830
5.00%, 06/15/2018	440,000	420,200
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	601,000	622,035
7.25%, 12/15/2021 (A)	535,000	543,025
Springleaf Finance Corp.
5.25%, 12/15/2019 (B)	645,000	630,487
6.00%, 06/01/2020	1,312,000	1,316,920
Series MTN
6.90%, 12/15/2017	1,240,000	1,295,800

		9,192,547

Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.34%, 12/15/2019 (A) (C)	1,260,000	1,215,900
Ball Corp.
5.25%, 07/01/2025	828,000	816,093
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,030,000	975,925
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	356,000	358,225
6.38%, 08/15/2025 (A)	178,000	179,780

		3,545,923

Diversified Financial Services - 6.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	300,000	299,625
Bank of America Corp.
5.13%, 06/17/2019 (C) (D)	1,264,000	1,233,980
6.10%, 03/17/2025 (C) (D)	494,000	481,650
8.00%, 01/30/2018 (C) (D)	1,525,000	1,593,625
Citigroup, Inc.
6.30%, 05/15/2024 (C) (D)	1,350,000	1,298,902
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (C) (D)	906,000	849,375
7.50%, 12/11/2023 (A) (C) (D)	1,380,000	1,436,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	$ 2,537,000	$ 2,637,211
General Motors Financial Co., Inc.
4.75%, 08/15/2017	720,000	747,356
7.20%, 01/15/2049 (E) (F) (G) (H)	805,000	0	(I)
Glen Meadow Pass-Through Trust
6.51%, 02/12/2067 (A) (C)	1,547,000	1,337,485
ILFC E-Capital Trust I
4.57%, 12/21/2065 (A) (C)	1,777,000	1,625,955
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	848,000	792,880
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	800,000	778,000
7.90%, 04/30/2018 (C) (D)	894,000	928,643

		16,041,612

Diversified Telecommunication Services - 6.9%
Altice Financing SA
6.63%, 02/15/2023 (A)	730,000	702,169
CenturyLink, Inc.
7.60%, 09/15/2039	1,445,000	1,094,587
7.65%, 03/15/2042	2,003,000	1,532,295
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	86,900
7.63%, 04/15/2024	1,852,000	1,546,420
9.00%, 08/15/2031	220,000	181,500
10.50%, 09/15/2022 (A)	405,000	394,875
11.00%, 09/15/2025 (A)	185,000	178,988
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,034,000	1,110,206
7.63%, 06/15/2021	655,000	701,669
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	1,130,000	1,051,375
7.50%, 04/01/2021	565,000	521,213
Neptune Finco Corp.
6.63%, 10/15/2025 (A) (J)	249,000	250,245
10.13%, 01/15/2023 (A) (J)	249,000	251,801
10.88%, 10/15/2025 (A) (J)	300,000	303,000
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	519,200
8.75%, 03/15/2032 (B)	1,401,000	1,089,277
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	650,000	611,000
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	400,000	385,000
6.38%, 04/15/2023 (A)	1,522,000	1,514,390
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	1,029,600
7.38%, 04/23/2021 (A)	1,416,000	1,398,300
Windstream Services LLC
7.75%, 10/15/2020 - 10/01/2021 (B)	2,343,000	1,860,375

		18,314,385

Electric Utilities - 2.7%
Elwood Energy LLC
8.16%, 07/05/2026	1,597,444	1,765,176
Homer City Generation, LP
8.14%, 10/01/2019
Cash Rate 8.14% (K)	291,370	291,370
8.73%, 10/01/2026
Cash Rate 8.73% (K)	2,086,519	2,086,519

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC
9.20%, 11/30/2029	$ 1,980,000	$ 2,197,800
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	1,029,000	825,773

		7,166,638

Electronic Equipment, Instruments & Components - 0.8%
Belden, Inc.
5.50%, 09/01/2022 (A)	788,000	762,390
Sanmina Corp.
4.38%, 06/01/2019 (A)	699,000	702,495
Zebra Technologies Corp.
7.25%, 10/15/2022 (A)	575,000	612,375

		2,077,260

Energy Equipment & Services - 2.9%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	734,000	598,210
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	1,117,000	1,048,304
NuStar Logistics, LP
4.80%, 09/01/2020 (B)	267,000	254,985
6.75%, 02/01/2021	450,000	445,500
8.15%, 04/15/2018	1,063,000	1,137,410
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020 (B)	684,000	734,156
5.88%, 03/01/2022	180,000	184,459
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023 (A)	400,000	348,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	578,000	536,095
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (A)	509,000	484,823
6.75%, 03/15/2024 (A)	550,000	525,250
Transocean, Inc.
6.88%, 12/15/2021 (B)	1,869,000	1,394,124

		7,691,316

Food & Staples Retailing - 0.6%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	635,000	630,238
6.75%, 06/15/2021 (B)	888,000	910,200

		1,540,438

Food Products - 1.7%
Aramark Services, Inc.
5.75%, 03/15/2020	725,000	753,547
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	200,000	184,000
7.25%, 06/01/2021 (A)	909,000	943,087
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A) (B)	363,000	356,648
Post Holdings, Inc.
7.38%, 02/15/2022	2,013,000	2,043,195
8.00%, 07/15/2025 (A)	151,000	155,530

		4,436,007

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	995,000	905,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 1.9%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	$ 1,946,000	$ 1,673,560
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	853,000	831,675
Hologic, Inc.
5.25%, 07/15/2022 (A)	224,000	226,240
Mallinckrodt International Finance SA
4.75%, 04/15/2023	1,077,000	931,605
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	175,000	167,125
5.50%, 04/15/2025 (A)	117,000	104,276
5.63%, 10/15/2023 (A) (B)	60,000	54,600
5.75%, 08/01/2022 (A)	1,176,000	1,134,840

		5,123,921

Health Care Providers & Services - 5.4%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	1,042,000	1,064,101
7.13%, 07/15/2020	2,061,000	2,143,440
8.00%, 11/15/2019	1,712,000	1,781,550
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	812,000	844,480
HCA Holdings, Inc.
6.25%, 02/15/2021	831,000	885,015
HCA, Inc.
7.50%, 02/15/2022	1,617,000	1,827,210
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025 (A)	773,000	756,040
LifePoint Health, Inc.
6.63%, 10/01/2020	1,694,000	1,751,969
Tenet Healthcare Corp.
5.00%, 03/01/2019	805,000	778,837
5.50%, 03/01/2019	357,000	353,430
6.00%, 10/01/2020	841,000	887,255
6.75%, 06/15/2023 (B)	369,000	366,233
8.13%, 04/01/2022	938,000	997,000

		14,436,560

Hotels, Restaurants & Leisure - 6.0%
Boyd Gaming Corp.
6.88%, 05/15/2023	1,004,000	1,019,060
Felcor Lodging, LP
5.63%, 03/01/2023	621,000	633,420
International Game Technology PLC
6.25%, 02/15/2022 (A)	799,000	743,070
6.50%, 02/15/2025 (A) (B)	2,216,000	1,994,400
MGM Resorts International
6.00%, 03/15/2023 (B)	1,347,000	1,308,274
6.63%, 12/15/2021	905,000	927,625
6.75%, 10/01/2020	285,000	294,263
11.38%, 03/01/2018	336,000	384,720
NCL Corp., Ltd.
5.00%, 02/15/2018	1,022,000	1,037,330
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	265,000	280,457
7.50%, 04/15/2021	1,128,000	1,175,940
Playa Resorts Holding BV
8.00%, 08/15/2020 (A)	550,000	555,500
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	260,000	256,100
10.00%, 12/01/2022	2,046,000	1,785,135
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	1,227,000	1,141,110

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	$ 518,000	$ 506,345
8.50%, 10/15/2022 (A)	1,716,000	1,879,020

		15,921,769

Household Durables - 2.9%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 (B)	826,000	832,195
7.25%, 02/01/2023	445,000	408,287
7.50%, 09/15/2021	1,602,000	1,533,915
KB Home
7.00%, 12/15/2021	250,000	250,625
7.25%, 06/15/2018	178,000	187,790
7.63%, 05/15/2023	430,000	433,225
9.10%, 09/15/2017	216,000	236,520
Meritage Homes Corp.
4.50%, 03/01/2018	641,000	644,205
7.00%, 04/01/2022	412,000	444,445
7.15%, 04/15/2020 (B)	1,327,000	1,443,112
PulteGroup, Inc.
6.13%, 11/15/2013 (E) (F) (G)	690,000	—
Standard Pacific Corp.
8.38%, 01/15/2021 (B)	600,000	705,000
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (A) (B)	350,000	351,313
6.88%, 12/15/2020	339,000	358,493

		7,829,125

Household Products - 1.6%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	481,000	430,495
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	322,190
6.88%, 02/15/2021	100,000	103,510
7.13%, 04/15/2019	2,238,000	2,274,367
9.00%, 04/15/2019	300,000	304,500
9.88%, 08/15/2019	575,000	595,125
Sun Products Corp.
7.75%, 03/15/2021 (A) (B)	149,000	127,023

		4,157,210

Independent Power and Renewable Electricity Producers - 2.2%
Calpine Corp.
5.75%, 01/15/2025 (B)	705,000	659,175
NRG Energy, Inc.
7.63%, 01/15/2018	1,175,000	1,233,750
7.88%, 05/15/2021	3,424,000	3,471,080
8.25%, 09/01/2020	400,000	410,800

		5,774,805

Insurance - 1.7%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	99,840
7.20%, 02/15/2021 (B)	419,000	419,000
7.63%, 09/24/2021	1,606,000	1,565,850
Lincoln National Corp.
7.00%, 05/17/2066 (C)	2,884,000	2,431,212

		4,515,902

IT Services - 0.6%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	784,000	809,480
7.38%, 11/15/2018	238,000	242,760

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Unisys Corp.
6.25%, 08/15/2017 (B)	$ 604,000	$ 617,590

		1,669,830

Machinery - 0.6%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A)	375,000	367,500
Meritor, Inc.
6.25%, 02/15/2024	657,000	625,793
6.75%, 06/15/2021	185,000	185,925
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	400,000	384,000

		1,563,218

Media - 8.4%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	1,454,000	1,101,405
7.75%, 04/15/2018	1,563,000	1,563,000
8.00%, 04/15/2020 (B)	1,133,000	1,008,370
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	719,550
6.50%, 04/30/2021	2,544,000	2,556,720
CCO Safari II LLC
4.91%, 07/23/2025 (A)	925,000	920,563
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,538,000	1,447,642
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,684,000	1,680,498
7.63%, 03/15/2020	3,190,000	3,197,225
DISH DBS Corp.
5.88%, 07/15/2022 - 11/15/2024	2,626,000	2,267,651
7.88%, 09/01/2019 (B)	1,323,000	1,386,941
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	84,025
10.63%, 03/15/2023	587,000	498,950
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	485,000	469,238
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	1,035,000	980,275
Unitymedia GmbH
6.13%, 01/15/2025 (A)	725,000	715,937
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	330,000	309,375
6.75%, 09/15/2022 (A)	1,346,000	1,393,110

		22,300,475

Metals & Mining - 1.4%
ArcelorMittal
7.00%, 02/25/2022 (B)	127,000	115,570
7.75%, 10/15/2039 (B)	1,385,000	1,128,775
Constellium NV
5.75%, 05/15/2024 (A)	1,424,000	1,082,240
8.00%, 01/15/2023 (A) (B)	250,000	221,250
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A) (B)	282,000	262,613
Novelis, Inc.
8.38%, 12/15/2017	450,000	436,500

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	$ 230,000	$ 140,300
6.00%, 08/15/2040	200,000	110,000
6.25%, 07/15/2041	421,000	233,655

		3,730,903

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	72,000	73,829
5.75%, 03/01/2023 (A)	394,000	408,775

		482,604

Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp.
5.38%, 11/01/2021	297,000	261,360
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022 (B)	1,233,000	440,798
California Resources Corp.
5.00%, 01/15/2020 (B)	592,000	380,727
5.50%, 09/15/2021 (B)	508,000	309,880
6.00%, 11/15/2024 (B)	992,000	590,860
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	624,000	583,440
Chesapeake Energy Corp.
4.88%, 04/15/2022 (B)	231,000	150,728
6.13%, 02/15/2021 (B)	720,000	501,750
6.63%, 08/15/2020 (B)	1,119,000	831,551
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	985,000	962,837
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	734,395
Concho Resources, Inc.
5.50%, 04/01/2023	752,000	716,280
Denbury Resources, Inc.
5.50%, 05/01/2022	389,000	231,455
Energy XXI Gulf Coast, Inc.
11.00%, 03/15/2020 (A)	361,000	169,670
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	1,206,000	1,037,160
Halcon Resources Corp.
8.63%, 02/01/2020 (A) (B)	573,000	476,306
Kinder Morgan, Inc.
Series MTN
8.05%, 10/15/2030	134,000	147,578
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	963,000	245,565
6.50%, 05/15/2019	300,000	82,500
7.75%, 02/01/2021	1,388,000	319,240
8.63%, 04/15/2020	601,000	162,270
Noble Energy, Inc.
5.63%, 05/01/2021	41,000	41,246
Oasis Petroleum, Inc.
6.50%, 11/01/2021	120,000	94,800
6.88%, 03/15/2022 (B)	194,000	153,706
7.25%, 02/01/2019 (B)	337,000	297,403
ONEOK, Inc.
7.50%, 09/01/2023	718,000	691,520
Peabody Energy Corp.
6.25%, 11/15/2021	258,000	52,890
6.50%, 09/15/2020	265,000	54,988
10.00%, 03/15/2022 (A) (B)	520,000	195,650
SM Energy Co.
6.13%, 11/15/2022	619,000	573,194
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,048,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A) (B)	$ 1,320,000	$ 1,300,200
6.38%, 04/01/2023 (A)	1,025,000	999,375
Ultra Petroleum Corp.
6.13%, 10/01/2024 (A) (B)	355,000	202,350
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	765,000	738,225
Whiting Petroleum Corp.
5.75%, 03/15/2021	908,000	785,874
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	761,000	690,607

		17,256,878

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	1,117,000	1,150,856

Personal Products - 0.6%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (B)	1,620,000	1,571,400

Pharmaceuticals - 2.0%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	671,000	662,612
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	585,000	559,041
6.13%, 04/15/2025 (A)	495,000	471,487
6.38%, 10/15/2020 (A)	1,386,000	1,378,204
6.75%, 08/15/2018 (A)	388,000	394,790
7.50%, 07/15/2021 (A)	1,850,000	1,905,500

		5,371,634

Professional Services - 0.4%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,058,000	968,070

Real Estate Investment Trusts - 0.4%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	390,000	333,450
Iron Mountain, Inc.
6.00%, 10/01/2020 (A) (B)	679,000	685,586

		1,019,036

Road & Rail - 0.6%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	431,000	441,775
6.75%, 04/06/2021 (A)	1,002,000	1,124,745

		1,566,520

Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 (A)	279,000	283,185
6.00%, 01/15/2022 (A)	787,000	822,415

		1,105,600

Software - 1.9%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	310,000	299,925
First Data Corp.
6.75%, 11/01/2020 (A)	2,192,000	2,290,640
8.25%, 01/15/2021 (A)	300,000	311,250
8.75%, 01/15/2022
Cash Rate 8.75% (A) (K)	1,183,000	1,236,235

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor US, Inc.
5.75%, 08/15/2020 (A)	$ 160,000	$ 159,200
6.50%, 05/15/2022 (A)	942,000	864,285

		5,161,535

Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	357,700
9.00%, 03/15/2019 (A)	1,727,000	1,377,282
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	590,000	607,777

		2,342,759

Technology Hardware, Storage & Peripherals - 0.4%
Project Homestake Merger Corp.
8.88%, 03/01/2023 (A)	1,147,000	1,043,770

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,081,723

Wireless Telecommunication Services - 2.5%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,325,000	1,390,322
Sprint Corp.
7.63%, 02/15/2025	732,000	566,843
7.88%, 09/15/2023	3,742,000	3,028,681
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	62,725
6.63%, 04/01/2023	625,000	618,750
6.73%, 04/28/2022	1,073,000	1,070,318

		6,737,639

Total Corporate Debt Securities (Cost $273,148,470)		254,098,119

LOAN ASSIGNMENTS - 0.8%
Food Products - 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan
4.26%, 02/18/2021 (C)	985,000	930,825

Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (C)	325,875	310,396

Software - 0.4%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	1,045,168	945,224

Total Loan Assignments (Cost $2,352,578)		2,186,445

	Shares	Value
COMMON STOCK - 0.0% (L)
Commercial Services & Supplies - 0.0% (L)
Quad/Graphics, Inc. (B)	355	$ 4,295

Total Common Stock (Cost $0)		4,295

PREFERRED STOCK - 0.7%
Banks - 0.7%
GMAC Capital Trust I
Series 2, 8.13% (C)	74,175	1,893,688

Total Preferred Stock (Cost $1,764,746)		1,893,688

SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (M)	29,011,120	29,011,120

Total Securities Lending Collateral (Cost $29,011,120)		29,011,120

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (M), dated 09/30/2015, to be repurchased at $4,325,039 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a total value of $4,414,475.	$ 4,325,038	4,325,038

Total Repurchase Agreement (Cost $4,325,038)		4,325,038

Total Investments (Cost $310,601,952) (N)		291,518,705
Net Other Assets (Liabilities) - (9.3)%		(24,925,823)

Net Assets - 100.0%		$ 266,592,882

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)		Value at September 30, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$254,098,119	$0	(I)	$254,098,119
Loan Assignments	—	2,186,445	—		2,186,445
Common Stock	4,295	—	—		4,295
Preferred Stock	1,893,688	—	—		1,893,688
Securities Lending Collateral	29,011,120	—	—		29,011,120
Repurchase Agreement	—	4,325,038	—		4,325,038

Total Investments	$30,909,103	$260,609,602	$0	(I)	$291,518,705

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $88,654,179, representing 33.3% of the Portfolio’s net assets.

(B)

All or a portion of the security is on loan. The total value of all securities on loan is $28,405,234. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $0, representing less than 0.1% of the Portfolio’s net assets.

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Illiquid security. Total aggregate value of illiquid securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(I)	Rounds to less than $1.
(J)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(K)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Rate disclosed reflects the yield at September 30, 2015.
(N)

Aggregate cost for federal income tax purposes is $310,601,952. Aggregate gross unrealized appreciation and depreciation for all securities is $2,115,771 and $21,199,018, respectively. Net unrealized depreciation for tax purposes is $19,083,247.

(O)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 12.7%
Banks - 12.7%
Bank of Nova Scotia
0.33%, 06/10/2016 (A)	$ 19,500,000	$ 19,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.66%, 06/22/2016 (A)	16,000,000	16,000,000
Mizuho Bank, Ltd.
0.40%, 02/04/2016 (A)	15,000,000	15,000,000
Standard Chartered Bank
0.36%, 11/16/2015 (A)	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
0.39%, 03/02/2016 (A)	13,500,000	13,500,000
Wells Fargo Bank NA
0.35%, 01/29/2016 (A)	14,500,000	14,500,000

Total Certificates of Deposit (Cost $93,500,000)		93,500,000

CORPORATE DEBT SECURITIES - 3.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.
0.62%, 11/09/2015 (B)	14,500,000	14,500,000

Diversified Financial Services - 1.7%
Bank of America NA
0.31%, 10/01/2015	12,500,000	12,500,000

Total Corporate Debt Securities (Cost $27,000,000)		27,000,000

COMMERCIAL PAPER - 68.0%
Automobiles - 1.7%
Toyota Motor Credit Corp.
0.30%, 11/09/2015 (A)	12,750,000	12,750,000

Banks - 26.3%
ANZ New Zealand International, Ltd.
0.32%, 11/16/2015 (A) (C)	10,000,000	10,000,000
Australia & New Zealand Banking Group, Ltd.
0.35%, 11/24/2015 (A) (C)	11,500,000	11,499,894
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.08%, 10/06/2015 (A)	12,500,000	12,499,861
Bedford Row Funding Corp.
0.36%, 03/18/2016 (A) (C)	15,000,000	15,000,000
HSBC USA, Inc.
0.33%, 10/19/2015 (A)	12,000,000	11,998,020
Korea Development Bank
0.34%, 10/29/2015 (A)	10,000,000	9,997,356
0.46%, 12/16/2015 (A)	15,000,000	14,985,433
Natixis
0.14%, 10/02/2015 (A)	30,000,000	29,999,883
Nordea Bank AB
0.25%, 10/06/2015 (A) (C)	10,000,000	9,999,653
Skandinaviska Enskilda Banken AB
0.32%, 10/08/2015 (A) (C)	15,000,000	14,999,081
Standard Chartered Bank
0.49%, 02/22/2016 (A) (C)	10,000,000	9,980,400
Sumitomo Mitsui Banking Corp.
0.30%, 01/04/2016 (A) (C)	15,000,000	14,988,125
US Bank NA
0.10%, 10/01/2015 (A)	27,500,000	27,500,000

		193,447,706

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 3.9%
Cedar Springs Capital Co. LLC
0.35%, 10/27/2015 (A) (C)	$ 10,000,000	$ 9,997,472
0.52%, 01/05/2016 (A) (C)	12,500,000	12,482,667
0.55%, 02/02/2016 (A) (C)	6,000,000	5,988,633

		28,468,772

Chemicals - 0.4%
Monsanto Co.
0.45%, 10/16/2015 (A) (C)	2,971,000	2,970,443

Diversified Financial Services - 30.4%
CAFCO LLC
0.47%, 03/18/2016 (A) (C)	9,000,000	8,980,143
Cancara Asset Securitisation LLC
0.24%, 11/30/2015 (A)	17,000,000	16,993,200
0.28%, 10/07/2015 (A) (C)	10,000,000	9,999,533
Collateralized Commercial Paper II Co. LLC
0.30%, 10/26/2015 (A) (C)	7,500,000	7,498,438
0.52%, 03/07/2016 (A) (C)	18,000,000	17,958,920
Credit Suisse
0.54%, 03/16/2016 (A)	14,500,000	14,463,677
Fairway Finance Co. LLC
0.32%, 01/07/2016 (A) (C)	12,500,000	12,500,000
Gotham Funding Corp.
0.19%, 10/21/2015 (A) (C)	10,000,000	9,998,944
ING Funding LLC
0.27%, 10/01/2015 (A)	12,500,000	12,500,000
JPMorgan Securities LLC
0.45%, 10/26/2015 (A) (C)	15,000,000	14,995,312
Jupiter Securitization Co. LLC
0.50%, 02/11/2016 (A) (C)	10,000,000	9,981,528
Kells Funding LLC
0.35%, 10/19/2015 (A) (C)	2,500,000	2,499,800
Liberty Street Funding LLC
0.25%, 10/22/2015 (A) (C)	2,700,000	2,699,606
Mont Blanc Capital Corp.
0.18%, 10/14/2015 (A) (C)	8,344,000	8,343,458
Nieuw Amsterdam Receivables Corp.
0.50%, 03/03/2016 (A) (C)	15,000,000	14,967,917
Old Line Funding LLC
0.27%, 10/05/2015 (A) (C)	12,000,000	11,999,640
Regency Markets No. 1 LLC
0.25%, 10/15/2015 (A) (C)	10,000,000	9,999,028
Sheffield Receivables Corp.
0.19%, 10/08/2015 (A) (C)	10,000,000	9,999,631
0.31%, 10/05/2015 (A) (C)	18,000,000	17,999,380
South Carolina Fuel Co., Inc.
0.40%, 10/14/2015 (A) (C)	3,500,000	3,499,494
Victory Receivables Corp.
0.18%, 10/28/2015 (A) (C)	6,000,000	5,999,190

		223,876,839

Electric Utilities - 1.2%
Duke Energy Corp.
0.35%, 10/02/2015 (A) (C)	2,700,000	2,699,974
Pacific Gas & Electric Co.
0.32%, 10/07/2015 (A) (C)	3,000,000	2,999,840
Southern Co. Funding Corp.
0.47%, 10/19/2015 (A) (C)	3,000,000	2,999,295

		8,699,109

Oil, Gas & Consumable Fuels - 0.4%
Spectra Energy Capital LLC
0.45%, 10/05/2015 (A) (C)	3,300,000	3,299,835

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 3.7%
Manhattan Asset Funding Co. LLC
0.20%, 10/19/2015 - 11/06/2015 (A)	$ 20,000,000	$ 19,997,500
0.25%, 11/03/2015 (A)	7,175,000	7,173,356

		27,170,856

Total Commercial Paper (Cost $500,683,560)		500,683,560

REPURCHASE AGREEMENTS - 15.2%
Bank of America NA 0.68% (A) (B), dated 09/28/2015, to be repurchased at $13,272,775 on 12/28/2015 (D). Collateralized by an Asset-Backed Security, 1.69%, due 10/25/2037, and with a value of $14,177,500.	13,250,000	13,250,000
Barclays Capital, Inc. 0.10% (A), dated 09/30/2015, to be repurchased at $14,400,040 on 10/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 09/20/2042 - 07/16/2055, and with a total value of $14,688,000.	14,400,000	14,400,000
Goldman Sachs & Co. 0.12% (A), dated 09/30/2015, to be repurchased at $14,400,048 on 10/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2026, and with a value of $14,688,000.	14,400,000	14,400,000
ING Financial Markets LLC 0.10% (A), dated 09/30/2015, to be repurchased at $39,900,111 on 10/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/01/2045, and with a value of $40,700,444.	39,900,000	39,900,000
Jefferies LLC 0.35% (A), dated 09/30/2015, to be repurchased at $29,800,290 on 10/01/2015. Collateralized by U.S. Government Agency Obligations, 2.40% - 2.43%, due 05/01/2042 - 04/01/2045, and with a total value of $30,396,000.	29,800,000	29,800,000
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2015, to be repurchased at $158,366 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2022, and with a value of $163,200.	158,366	158,366

Total Repurchase Agreements (Cost $111,908,366)		111,908,366

Total Investments (Cost $733,091,926) (E)		733,091,926
Net Other Assets (Liabilities) - 0.4%		2,865,639

Net Assets - 100.0%		$ 735,957,565

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Certificates of Deposit	$—	$93,500,000	$—	$93,500,000
Corporate Debt Securities	—	27,000,000	—	27,000,000
Commercial Paper	—	500,683,560	—	500,683,560
Repurchase Agreements	—	111,908,366	—	111,908,366

Total Investments	$—	$733,091,926	$—	$733,091,926

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2015.
(B)	Illiquid security. Total aggregate value of illiquid securities is $27,750,000, representing 3.8% of the Portfolio’s net assets.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $309,825,274, representing 42.1% of the Portfolio’s net assets.

(D)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(E)	Aggregate cost for federal income tax purposes is $733,091,926.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.1%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.89%, 07/25/2036 (A)	$ 6,473,499	$ 6,441,475
Chancelight, Inc.
Series 2012-2, Class A
0.92%, 04/25/2039 (A) (B)	4,467,133	4,412,701
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.79%, 10/25/2021 (A) (B)	919,071	917,514
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.46%, 03/20/2036 (A)	2,742,739	2,727,379
Series 2007-1, Class A4
0.58%, 03/20/2036 (A)	2,774,257	2,739,892
SBA Small Business Investment Cos.
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,342,607	4,356,615
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.30%, 07/25/2025 (A)	7,648,580	7,650,798

Total Asset-Backed Securities (Cost $28,576,289)		29,246,374

CORPORATE DEBT SECURITIES - 6.9%
Aerospace & Defense - 0.3%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,538,333

Automobiles - 0.3%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,658,275

Banks - 1.1%
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,886,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (C)	1,400,000	1,721,300
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,626,286
Societe Generale SA
5.75%, 04/20/2016 (B)	1,323,000	1,352,768

		6,586,874

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 5,000,000	1,230,672

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	$ 1,500,000	1,519,694

Capital Markets - 0.3%
Morgan Stanley
3.75%, 02/25/2023	1,500,000	1,536,351

Consumer Finance - 0.4%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,278,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.7%
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	$ 1,410,000	$ 1,453,765
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,365,387	2,340,855

		3,794,620

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,000,350
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (B)	1,750,000	2,016,655
Verizon Communications, Inc.
4.50%, 09/15/2020	875,000	947,874

		3,964,879

Insurance - 1.7%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,872,206
Nippon Life Insurance Co.
5.00%, 10/18/2042 (A) (B)	1,025,000	1,069,383
Prudential Financial, Inc.
5.38%, 05/15/2045 (A)	2,265,000	2,248,012
Stone Street Trust
5.90%, 12/15/2015 (B)	2,500,000	2,526,930
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	2,100,000	2,121,000

		9,837,531

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,679,187

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,110,818

Road & Rail - 0.4%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	2,000,000	2,315,000

Total Corporate Debt Securities (Cost $38,859,503)		39,050,239

MORTGAGE-BACKED SECURITIES - 0.3%
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 (A) (B)	1,117,863	1,110,928
Citigroup Mortgage Loan Trust
Series 2010-10, Class 4A1
4.00%, 01/25/2036 (B)	345,057	349,560

Total Mortgage-Backed Securities (Cost $1,420,964)		1,460,488

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.6%
Texas - 1.0%
North Texas Higher Education Authority, Inc., Revenue Bonds
Series 1
1.20%, 12/01/2034 (A)	5,894,452	5,862,504

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.6%
Vermont Student Assistance Corp., Certificate of Obligation
Zero Coupon, 07/28/2034 (A)	$ 3,172,932	$ 3,070,161

Total Municipal Government Obligations (Cost $9,052,530)		8,932,665

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	5,000,000	7,063,875
Federal Home Loan Mortgage Corp. REMIC
4.00%, 08/15/2028 - 02/15/2029	2,053,074	2,133,650
Government National Mortgage Association
4.00%, 08/20/2037	712,835	724,869
4.58%, 06/20/2062	9,872,664	10,660,878
4.60%, 10/20/2061	9,229,466	9,844,453
4.65%, 08/20/2061	9,264,267	9,897,211
4.66%, 09/20/2061 - 10/20/2061	16,688,583	17,754,393
4.70%, 07/20/2061 - 12/20/2061	15,992,806	17,021,709
Overseas Private Investment Corp.
5.14%, 12/15/2023	23,489	26,416
Tennessee Valley Authority
4.25%, 09/15/2065	4,000,000	4,019,892

Total U.S. Government Agency Obligations (Cost $79,689,529)		79,147,346

U.S. GOVERNMENT OBLIGATIONS - 57.2%
U.S. Treasury Bond
2.75%, 11/15/2042	12,800,000	12,462,003
2.88%, 08/15/2045	6,500,000	6,496,783
3.00%, 05/15/2045 (D)	3,800,000	3,888,764
3.13%, 08/15/2044	2,000,000	2,093,230
3.38%, 05/15/2044	9,000,000	9,877,734
3.50%, 02/15/2039	9,000,000	10,151,721
6.13%, 08/15/2029	3,000,000	4,364,766
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023 - 07/15/2025	15,191,250	14,841,754
U.S. Treasury Note
0.25%, 12/31/2015	3,000,000	3,000,978
0.38%, 11/15/2015 (D)	4,000,000	4,001,016
0.63%, 07/31/2017 (D)	12,000,000	12,004,536
0.63%, 08/31/2017	20,000,000	19,999,220
0.88%, 02/28/2017	10,000,000	10,051,820
1.00%, 09/15/2017 - 08/15/2018	36,000,000	36,130,720
1.38%, 02/29/2020 - 04/30/2020	14,000,000	14,046,689
1.50%, 12/31/2018 - 05/31/2020	33,210,000	33,557,794
1.63%, 07/31/2020	30,000,000	30,366,420
1.75%, 09/30/2019	10,000,000	10,211,980
1.88%, 08/31/2022	5,000,000	5,042,320
2.00%, 09/30/2020 - 08/15/2025	62,700,000	63,347,968
2.13%, 05/15/2025	10,000,000	10,060,160
2.38%, 08/15/2024	8,125,000	8,368,327

Total U.S. Government Obligations (Cost $319,439,737)		324,366,703

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 4.4%
Federal Home Loan Bank Discount Notes
0.06%, 11/05/2015 (E)	25,000,000	24,998,542

Total Short-Term U.S. Government Agency Obligation (Cost $24,998,542)		24,998,542

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (E)	10,557,490	$ 10,557,490

Total Securities Lending Collateral (Cost $10,557,490)		10,557,490

	Principal	Value
REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Co. 0.01% (E), dated 09/30/2015, to be repurchased at $49,537,991 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $50,532,200.	$ 49,537,977	49,537,977

Total Repurchase Agreement (Cost $49,537,977)		49,537,977

Total Investments (Cost $562,132,561) (F)		567,297,824
Net Other Assets (Liabilities) - (0.0)% (G)		(161,790)

Net Assets - 100.0%		$ 567,136,034

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (H)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	110	12/21/2015	$94,144	$—
BRL Currency	Short	(89)	11/30/2015	237,495	—

Total				$331,639	$—

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$29,246,374	$—	$29,246,374
Corporate Debt Securities	—	39,050,239	—	39,050,239
Mortgage-Backed Securities	—	1,460,488	—	1,460,488
Municipal Government Obligations	—	8,932,665	—	8,932,665
U.S. Government Agency Obligations	—	79,147,346	—	79,147,346
U.S. Government Obligations	—	324,366,703	—	324,366,703
Short-Term U.S. Government Agency Obligation	—	24,998,542	—	24,998,542
Securities Lending Collateral	10,557,490	—	—	10,557,490
Repurchase Agreement	—	49,537,977	—	49,537,977

Total Investments	$10,557,490	$556,740,334	$—	$567,297,824

Other Financial Instruments
Futures Contracts (J)	$331,639	$—	$—	$331,639

Total Other Financial Instruments	$331,639	$—	$—	$331,639

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $23,426,545, representing 4.1% of the Portfolio’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $10,342,189. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at September 30, 2015.
(F)

Aggregate cost for federal income tax purposes is $562,132,561. Aggregate gross unrealized appreciation and depreciation for all securities is $8,319,655 and $3,154,392, respectively. Net unrealized appreciation for tax purposes is $5,165,263.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Cash in the amount of $3,160,566 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 93.9%
Capital Markets - 93.9%
American Funds Insurance Series - Asset Allocation Fund (A)	3,218,516	$ 64,016,286

Total Investment Company (Cost $67,404,536)		64,016,286

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $4,055,531 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $4,139,120.	$ 4,055,530	4,055,530

Total Repurchase Agreement (Cost $4,055,530)		4,055,530

Total Investments (Cost $71,460,066) (C)		68,071,816
Net Other Assets (Liabilities) - 0.1%		62,786

Net Assets - 100.0%		$ 68,134,602

FUTURES CONTRACTS: (D)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Short	(15)	12/18/2015	$34,358	$—
S&P 500® E-Mini	Short	(182)	12/18/2015	315,586	—

Total				$349,944	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Company	$64,016,286	$—	$—	$64,016,286
Repurchase Agreement	—	4,055,530	—	4,055,530

Total Investments	$64,016,286	$4,055,530	$—	$68,071,816

Other Financial Instruments
Futures Contracts (F)	$349,944	$—	$—	$349,944

Total Other Financial Instruments	$349,944	$—	$—	$349,944

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $71,460,066. Aggregate gross unrealized depreciation for all securities is $3,388,250.
(D)	Cash in the amount of $207,863 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.5%
Alternative Investments - 0.9%
Transamerica MLP & Energy Income (A)	1,817,554	$ 13,468,075

Fixed Income - 49.8%
Transamerica Bond (A)	5,775,051	56,248,994
Transamerica Core Bond (A)	4,795,476	48,194,538
Transamerica Flexible Income (A)	6,102,662	56,205,517
Transamerica Floating Rate (A)	2,770,896	27,210,195
Transamerica High Yield Bond (A)	5,878,287	52,022,838
Transamerica Intermediate Bond (A)	5,588,602	56,333,103
Transamerica Money Market (A)	473,176	473,176
Transamerica PIMCO Total Return VP (B)	12,227,882	134,995,818
Transamerica Short-Term Bond (A)	22,790,203	228,129,933
Transamerica Unconstrained Bond (A)	2,501,476	24,414,406
Transamerica Voya Intermediate Bond VP (B)	409,019	4,094,275
Transamerica Voya Limited Maturity Bond VP (B)	5,776,034	57,875,863

		746,198,656

Global/International Equity - 10.3%
Transamerica Emerging Markets Equity (A)	2,112,265	17,088,228
Transamerica Income & Growth (A)	1,790,767	16,331,792
Transamerica International Equity (A)	1,293,811	21,309,074
Transamerica International Equity Opportunities (A)	3,750,767	27,455,611
Transamerica International Small Cap (A)	5,048,433	47,253,337
Transamerica International Small Cap Value (A)	2,062,024	24,682,430

		154,120,472

U.S. Equity - 34.5%
Transamerica Capital Growth (A)	3,230,418	52,752,720
Transamerica Concentrated Growth (A)	3,716,467	58,943,162
Transamerica Jennison Growth VP (B)	5,466,420	54,336,214
Transamerica JPMorgan Mid Cap Value VP (B)	5,038,543	99,460,842
Transamerica Large Cap Value (A)	8,645,215	100,976,106
Transamerica Mid Cap Growth (A)	3,689,431	40,362,373
Transamerica Mid Cap Value Opportunities (A)	1,338,091	14,438,002
Transamerica Small Cap Core (A)	1,054,037	9,781,464
Transamerica Small Cap Growth (A)	2,861,526	35,311,228
Transamerica Small Cap Value (A)	2,332,738	24,563,734
Transamerica Voya Mid Cap Opportunities VP (B)	2,265,512	26,030,728

		516,956,573

Total Investment Companies (Cost $1,466,824,770)		1,430,743,776

Principal	Value
REPURCHASE AGREEMENT - 3.9%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $58,786,015 on 10/01/2015. Collateralized by U.S. Government Obligations, 2.00% - 2.13%, due 08/15/2021 - 11/15/2021, and with a total value of $59,966,363.

$ 58,785,998	$ 58,785,998

Total Repurchase Agreement (Cost $58,785,998)	58,785,998

Total Investments (Cost $1,525,610,768) (D)	1,489,529,774
Net Other Assets (Liabilities) - 0.6%	8,453,132

Net Assets - 100.0%	$ 1,497,982,906

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (E)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(1,855)	12/31/2015	$—	$(798,813)
10-Year U.S. Treasury Note	Long	788	12/21/2015	964,167	—
MSCI Emerging Markets Mini Index	Short	(770)	12/18/2015	401,198	—
Russell 2000® Mini Index	Short	(955)	12/18/2015	5,796,105	—
S&P 500® E-Mini	Short	(1,995)	12/18/2015	4,470,602	—
U.S. Treasury Bond	Long	160	12/21/2015	427,745	—

Total				$12,059,817	$(798,813)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$1,430,743,776	$—	$—	$1,430,743,776
Repurchase Agreement	—	58,785,998	—	58,785,998

Total Investments	$1,430,743,776	$58,785,998	$—	$1,489,529,774

Other Financial Instruments
Futures Contracts (G)	$12,059,817	$—	$—	$12,059,817

Total Other Financial Instruments	$12,059,817	$—	$—	$12,059,817

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(798,813)	$—	$—	$(798,813)

Total Other Financial Instruments	$(798,813)	$—	$—	$(798,813)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $1,525,610,768. Aggregate gross unrealized appreciation and depreciation for all securities is $26,861,041 and $62,942,035, respectively. Net unrealized depreciation for tax purposes is $36,080,994.

(E)	Cash in the amount of $189,717 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
Alternative Investments - 4.0%
Transamerica MLP & Energy Income (A)	5,003,490	$ 37,075,863

Fixed Income - 0.0% (B)
Transamerica High Yield Bond (A)	21,905	193,858

Global/International Equity - 15.9%
Transamerica Emerging Markets Equity (A)	967,440	7,826,589
Transamerica International Equity (A)	1,035,064	17,047,511
Transamerica International Equity Opportunities (A)	5,418,542	39,663,729
Transamerica International Small Cap (A)	4,965,812	46,480,005
Transamerica International Small Cap Value (A)	3,021,381	36,165,933

		147,183,767

Tactical and Specialty - 8.2%
Transamerica Global Multifactor Macro (A) (C)	2,809,313	28,458,343
Transamerica Managed Futures Strategy (A)	4,197,029	47,972,042

		76,430,385

U.S. Equity - 69.5%
Transamerica Capital Growth (A)	5,537,118	90,421,140
Transamerica Growth Opportunities (A)	1,522,830	14,619,166
Transamerica Jennison Growth VP (D)	7,786,396	77,396,777
Transamerica JPMorgan Mid Cap Value VP (D)	2,765,585	54,592,650
Transamerica Large Cap Value (A)	7,091,826	82,832,533
Transamerica Mid Cap Growth (A)	5,684,096	62,184,007
Transamerica Mid Cap Value Opportunities (A)	6,874,073	74,171,248
Transamerica Small Cap Core (A)	1,529,212	14,191,087
Transamerica Small Cap Growth (A)	4,098,975	50,581,354
Transamerica Small Cap Value (A)	4,069,360	42,850,360
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H) (I)	3,075	9,571
Transamerica Systematic Small/Mid Cap Value VP (D)	626,524	11,346,343
Transamerica T. Rowe Price Small Cap VP (D)	2,275,377	30,148,751
Transamerica Voya Mid Cap Opportunities VP (D)	3,374,729	38,775,634

		644,120,621

Total Investment Companies (Cost $906,777,375)		905,004,494

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $19,661,974 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $20,056,014.	$ 19,661,968	19,661,968

Total Repurchase Agreement (Cost $19,661,968)		19,661,968

Total Investments (Cost $926,439,343) (K)		924,666,462
Net Other Assets (Liabilities) - 0.3%		2,848,783

Net Assets - 100.0%		$ 927,515,245

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (L)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	1,110	12/18/2015	$—	$(1,987,895)
MSCI Emerging Markets Mini Index	Short	(720)	12/18/2015	387,415	—

Total				$387,415	$(1,987,895)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$904,994,923	$—	$9,571	$905,004,494
Repurchase Agreement	—	19,661,968	—	19,661,968

Total Investments	$904,994,923	$19,661,968	$9,571	$924,666,462

Other Financial Instruments
Futures Contracts (O)	$387,415	$—	$—	$387,415

Total Other Financial Instruments	$387,415	$—	$—	$387,415

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(1,987,895)	$—	$—	$(1,987,895)

Total Other Financial Instruments	$(1,987,895)	$—	$—	$(1,987,895)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $9,571, representing less than 0.1% of the Portfolio’s net assets.

(G)	Illiquid security. Total aggregate value of illiquid securities is $9,571, representing less than 0.1% of the Portfolio’s net assets.
(H)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$9,571	0.0	%(B)

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

Aggregate cost for federal income tax purposes is $926,439,343. Aggregate gross unrealized appreciation and depreciation for all securities is $33,318,661 and $35,091,542, respectively. Net unrealized depreciation for tax purposes is $1,772,881.

(L)	Cash in the amount of $6,130,940 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.5%
Alternative Investments - 2.4%
Transamerica MLP & Energy Income (A)	15,267,010	$ 113,128,543

Fixed Income - 22.4%
Transamerica Bond (A)	23,209,783	226,063,288
Transamerica Core Bond (A)	1,598,611	16,066,037
Transamerica Flexible Income (A)	13,623,149	125,469,198
Transamerica Floating Rate (A)	7,391,416	72,583,707
Transamerica Global Bond (A)	4,770,935	43,081,540
Transamerica High Yield Bond (A)	36,180,592	320,198,242
Transamerica Intermediate Bond (A)	5,280,892	53,231,392
Transamerica Money Market (A)	32,216	32,216
Transamerica PIMCO Total Return VP (B)	15,368,760	169,671,111
Transamerica Unconstrained Bond (A)	4,800,217	46,850,119

		1,073,246,850

Global/International Equity - 19.5%
Transamerica Clarion Global Real Estate Securities VP (B)	4,186,572	50,029,541
Transamerica Developing Markets Equity (A)	3,457,282	28,937,450
Transamerica Emerging Markets Equity (A)	4,609,761	37,292,964
Transamerica Global Equity (A) (C)	4,678,452	48,281,621
Transamerica Income & Growth (A)	8,481,233	77,348,842
Transamerica International Equity (A)	7,473,113	123,082,178
Transamerica International Equity Opportunities (A)	22,421,358	164,124,340
Transamerica International Small Cap (A)	25,027,033	234,253,027
Transamerica International Small Cap Value (A)	14,341,033	171,662,170

		935,012,133

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H) (I)	70,452	512,081

U.S. Equity - 52.2%
Transamerica Capital Growth (A)	17,592,794	287,290,326
Transamerica Dividend Focused (A)	3,082,826	36,932,257
Transamerica Growth Opportunities (A)	4,874,207	46,792,389
Transamerica Jennison Growth VP (B)	28,703,856	285,316,331
Transamerica JPMorgan Mid Cap Value VP (B)	16,973,582	335,058,515
Transamerica Large Cap Value (A)	34,958,386	408,313,951
Transamerica Mid Cap Growth (A)	10,433,143	114,138,589
Transamerica Mid Cap Value Opportunities (A)	12,608,812	136,049,082
Transamerica Small Cap Core (A)	7,987,226	74,121,460
Transamerica Small Cap Growth (A)	14,327,584	176,802,390
Transamerica Small Cap Value (A)	14,103,353	148,508,308
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H) (I)	16,244	50,558
Transamerica Systematic Small/Mid Cap Value VP (B)	8,176,290	148,072,615
Transamerica T. Rowe Price Small Cap VP (B)	13,071,010	173,190,887
Transamerica Voya Large Cap Growth VP (B)	5,224,194	64,727,760
Transamerica Voya Mid Cap Opportunities VP (B)	6,086,770	69,936,984

		2,505,302,402

Total Investment Companies (Cost $4,630,483,443)		4,627,202,009

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $137,856,635 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $140,615,600.

$ 137,856,597	$ 137,856,597

Total Repurchase Agreement (Cost $137,856,597)	137,856,597

Total Investments (Cost $4,768,340,040) (K)	4,765,058,606
Net Other Assets (Liabilities) - 0.6%	29,604,087

Net Assets - 100.0%	$ 4,794,662,693

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (L)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(3,240)	12/31/2015	$—	$(2,734,606)
10-Year U.S. Treasury Note	Long	615	12/21/2015	752,491	—
MSCI EAFE Mini Index	Short	(140)	12/18/2015	375,130	—
MSCI Emerging Markets Mini Index	Short	(3,975)	12/18/2015	983,240	—
Russell 2000® Mini Index	Short	(1,205)	12/18/2015	7,268,725	—
S&P 500® E-Mini	Short	(6,820)	12/18/2015	13,387,328	—
U.S. Treasury Bond	Long	380	12/21/2015	961,893	—

Total				$23,728,807	$(2,734,606)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$4,626,639,370	$—	$562,639	$4,627,202,009
Repurchase Agreement	—	137,856,597	—	137,856,597

Total Investments	$4,626,639,370	$137,856,597	$562,639	$4,765,058,606

Other Financial Instruments
Futures Contracts (O)	$23,728,807	$—	$—	$23,728,807

Total Other Financial Instruments	$23,728,807	$—	$—	$23,728,807

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(2,734,606)	$—	$—	$(2,734,606)

Total Other Financial Instruments	$(2,734,606)	$—	$—	$(2,734,606)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $562,639, representing less than 0.1% of the Portfolio’s net assets.

(G)	Illiquid security. Total aggregate value of illiquid securities is $562,639, representing less than 0.1% of the Portfolio’s net assets.
(H)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$512,081	0.0	%(D)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	50,558	0.0	(D)

Total			$887,276	$562,639	0.0	%(D)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

Aggregate cost for federal income tax purposes is $4,768,340,040. Aggregate gross unrealized appreciation and depreciation for all securities is $240,269,000 and $243,550,434, respectively. Net unrealized depreciation for tax purposes is $3,281,434.

(L)	Cash in the amount of $11,724,464 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
Alternative Investments - 2.1%
Transamerica MLP & Energy Income (A)	17,277,442	$ 128,025,846

Fixed Income - 44.1%
Transamerica Bond (A)	23,162,709	225,604,784
Transamerica Core Bond (A)	18,164,204	182,550,254
Transamerica Flexible Income (A)	25,223,768	232,310,905
Transamerica Floating Rate (A)	13,758,324	135,106,740
Transamerica High Yield Bond (A)	24,897,088	220,339,229
Transamerica Intermediate Bond (A)	18,441,652	185,891,849
Transamerica Money Market (A)	23,557,460	23,557,460
Transamerica PIMCO Total Return VP (B)	52,442,638	578,966,725
Transamerica Short-Term Bond (A)	65,591,277	656,568,682
Transamerica Unconstrained Bond (A)	12,596,036	122,937,312
Transamerica Voya Intermediate Bond VP (B)	13,373,534	133,869,078
Transamerica Voya Limited Maturity Bond VP (B)	2,934,002	29,398,698

		2,727,101,716

Global/International Equity - 16.0%
Transamerica Clarion Global Real Estate Securities VP (B)	5,808,607	69,412,854
Transamerica Developing Markets Equity (A)	4,021,571	33,660,548
Transamerica Emerging Markets Equity (A)	5,536,779	44,792,543
Transamerica Global Equity (A) (C)	5,393,457	55,660,477
Transamerica Income & Growth (A)	23,075,604	210,449,511
Transamerica International Equity (A)	6,412,773	105,618,378
Transamerica International Equity Opportunities (A)	12,663,416	92,696,204
Transamerica International Small Cap (A)	24,817,156	232,288,583
Transamerica International Small Cap Value (A)	12,005,420	143,704,880

		988,283,978

Inflation-Protected Securities - 0.8%
Transamerica Inflation Opportunities (A)	5,105,736	48,708,722

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H) (I)	36,728	266,955

U.S. Equity - 34.6%
Transamerica Capital Growth (A)	15,178,558	247,865,849
Transamerica Concentrated Growth (A)	2,258,837	35,825,154
Transamerica Growth Opportunities (A)	4,867,204	46,725,160
Transamerica Jennison Growth VP (B)	32,506,853	323,118,121
Transamerica JPMorgan Mid Cap Value VP (B)	17,853,755	352,433,117
Transamerica Large Cap Value (A)	28,480,932	332,657,284
Transamerica Mid Cap Growth (A)	13,531,701	148,036,806
Transamerica Mid Cap Value Opportunities (A)	9,577,396	103,340,103
Transamerica Small Cap Core (A)	9,538,889	88,520,888
Transamerica Small Cap Growth (A)	13,850,281	170,912,468
Transamerica Small Cap Value (A)	14,441,460	152,068,571
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H) (I)	5,959	18,549
Transamerica Systematic Small/Mid Cap Value VP (B)	4,558,891	82,561,524
Transamerica Voya Mid Cap Opportunities VP (B)	5,057,021	58,105,168

		2,142,188,762

Total Investment Companies (Cost $6,220,386,395)		6,034,575,979

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $116,382,943 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $118,712,344.

$ 116,382,911	$ 116,382,911

Total Repurchase Agreement (Cost $116,382,911)	116,382,911

Total Investments (Cost $6,336,769,306) (K)	6,150,958,890
Net Other Assets (Liabilities) - 0.5%	32,004,531

Net Assets - 100.0%	$ 6,182,963,421

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (L)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(8,100)	12/31/2015	$—	$(5,326,064)
10-Year U.S. Treasury Note	Long	2,395	12/21/2015	2,930,431	—
MSCI Emerging Markets Mini Index	Short	(4,475)	12/18/2015	1,179,020	—
NASDAQ-100 E-Mini Index	Long	300	12/18/2015	—	(353,355)
Russell 2000® Mini Index	Short	(1,900)	12/18/2015	9,878,800	—
S&P 500® E-Mini	Short	(5,260)	12/18/2015	9,558,770	—
U.S. Treasury Bond	Long	700	12/21/2015	1,842,306	—

Total				$25,389,327	$(5,679,419)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$6,034,290,475	$—	$285,504	$6,034,575,979
Repurchase Agreement	—	116,382,911	—	116,382,911

Total Investments	$6,034,290,475	$116,382,911	$285,504	$6,150,958,890

Other Financial Instruments
Futures Contracts (O)	$25,389,327	$—	$—	$25,389,327

Total Other Financial Instruments	$25,389,327	$—	$—	$25,389,327

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(5,679,419)	$—	$—	$(5,679,419)

Total Other Financial Instruments	$(5,679,419)	$—	$—	$(5,679,419)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $285,504, representing less than 0.1% of the Portfolio’s net assets.

(G)	Illiquid security. Total aggregate value of illiquid securities is $285,504, representing less than 0.1% of the Portfolio’s net assets.
(H)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$266,955	0.0	%(D)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	18,549	0.0	(D)

Total			$437,464	$285,504	0.0	%(D)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

Aggregate cost for federal income tax purposes is $6,336,769,306. Aggregate gross unrealized appreciation and depreciation for all securities is $150,154,779 and $335,965,195, respectively. Net unrealized depreciation for tax purposes is $185,810,416.

(L)	Cash in the amount of $11,027,156 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 11.0%
General Dynamics Corp.	179,700	$ 24,789,615
Honeywell International, Inc.	344,300	32,601,767
Raytheon Co.	221,800	24,233,868
United Technologies Corp.	90,200	8,026,898

		89,652,148

Airlines - 2.3%
Southwest Airlines Co.	495,400	18,845,016

Banks - 5.8%
PNC Financial Services Group, Inc.	83,000	7,403,600
Wells Fargo & Co.	776,700	39,883,545

		47,287,145

Capital Markets - 5.1%
Ameriprise Financial, Inc.	83,300	9,090,529
State Street Corp.	475,400	31,951,634

		41,042,163

Construction Materials - 2.6%
CRH PLC, ADR	793,992	21,072,548

Consumer Finance - 2.8%
American Express Co.	306,100	22,691,193

Diversified Financial Services - 8.7%
Bank of America Corp.	2,420,100	37,705,158
JPMorgan Chase & Co.	541,800	33,033,546

		70,738,704

Diversified Telecommunication Services - 6.5%
AT&T, Inc.	772,900	25,181,082
Verizon Communications, Inc.	626,000	27,237,260

		52,418,342

Electric Utilities - 1.5%
Entergy Corp., Class B	187,800	12,225,780

Food & Staples Retailing - 3.0%
Wal-Mart Stores, Inc.	374,500	24,282,580

Health Care Equipment & Supplies - 4.5%
Medtronic PLC	548,500	36,716,590

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	221,100	16,984,902

Household Durables - 3.0%
Lennar Corp., Class A (A)	343,200	16,518,216
Whirlpool Corp.	51,700	7,613,342

		24,131,558

Industrial Conglomerates - 1.1%
General Electric Co.	350,700	8,844,654

Insurance - 1.7%
Loews Corp.	373,700	13,505,518

IT Services - 2.0%
International Business Machines Corp.	113,900	16,512,083

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.3%
Stanley Black & Decker, Inc.	192,831	$ 18,700,750

Metals & Mining - 0.7%
Rio Tinto PLC, ADR (A)	163,100	5,516,042

Multiline Retail - 2.9%
Target Corp.	300,100	23,605,866

Oil, Gas & Consumable Fuels - 9.5%
BP PLC, ADR	645,548	19,727,947
ConocoPhillips	399,831	19,175,895
Occidental Petroleum Corp.	300,959	19,908,438
Phillips 66	234,800	18,042,032

		76,854,312

Paper & Forest Products - 0.8%
International Paper Co.	181,800	6,870,222

Pharmaceuticals - 11.9%
Johnson & Johnson	313,000	29,218,550
Merck & Co., Inc.	584,400	28,863,516
Pfizer, Inc.	1,222,300	38,392,443

		96,474,509

Road & Rail - 1.1%
Norfolk Southern Corp.	114,200	8,724,880

Specialty Retail - 1.4%
Gap, Inc., Class A (A)	396,900	11,311,650

Tobacco - 5.5%
Altria Group, Inc.	339,700	18,479,680
Philip Morris International, Inc.	335,300	26,599,349

		45,079,029

Total Common Stocks (Cost $752,370,515)		810,088,184

SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	27,979,836	27,979,836

Total Securities Lending Collateral (Cost $27,979,836)		27,979,836

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $202,405 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $211,150.	$ 202,404	202,404

Total Repurchase Agreement (Cost $202,404)		202,404

Total Investments (Cost $780,552,755) (D)		838,270,424
Net Other Assets (Liabilities) - (3.3)%		(26,483,078)

Net Assets - 100.0%		$ 811,787,346

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$810,088,184	$—	$—	$810,088,184
Securities Lending Collateral	27,979,836	—	—	27,979,836
Repurchase Agreement	—	202,404	—	202,404

Total Investments	$838,068,020	$202,404	$—	$838,270,424

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $27,326,046. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Aggregate cost for federal income tax purposes is $780,552,755. Aggregate gross unrealized appreciation and depreciation for all securities is $118,538,090 and $60,820,421, respectively. Net unrealized appreciation for tax purposes is $57,717,669.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.2%
Tactical and Specialty - 94.2%
Transamerica Blackrock Global Allocation VP (A)	13,302,437	$ 106,552,522

Total Investment Company (Cost $129,128,947)		106,552,522

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $5,736,856 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $5,855,087.	$ 5,736,854	5,736,854

Total Repurchase Agreement (Cost $5,736,854)		5,736,854

Total Investments (Cost $134,865,801) (C)		112,289,376
Net Other Assets (Liabilities) - 0.7%		826,169

Net Assets - 100.0%		$ 113,115,545

FUTURES CONTRACTS: (D)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(41)	12/14/2015	$—	$(146)
EURO STOXX 50® Index	Short	(168)	12/18/2015	204,662	—
JPY Currency	Short	(42)	12/14/2015	35,991	—
MSCI Emerging Markets Mini Index	Short	(54)	12/18/2015	28,104	—
Nikkei 225 Index	Short	(29)	12/10/2015	80,961	—
S&P 500® E-Mini	Short	(122)	12/18/2015	187,979	—

Total				$537,697	$(146)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Company	$106,552,522	$—	$—	$106,552,522
Repurchase Agreement	—	5,736,854	—	5,736,854

Total Investments	$106,552,522	$5,736,854	$—	$112,289,376

Other Financial Instruments
Futures Contracts (F)	$537,697	$—	$—	$537,697

Total Other Financial Instruments	$537,697	$—	$—	$537,697

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(146)	$—	$—	$(146)

Total Other Financial Instruments	$(146)	$—	$—	$(146)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $134,865,801. Aggregate gross unrealized depreciation for all securities is $22,576,425.
(D)	Cash in the amount of $883,358 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.5%
Tactical and Specialty - 94.5%
Transamerica Blackrock Global Allocation VP (A)	15,680,468	$ 125,600,548

Total Investment Company (Cost $151,986,611)		125,600,548

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $6,552,109 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $6,687,071.	$ 6,552,107	6,552,107

Total Repurchase Agreement (Cost $6,552,107)		6,552,107

Total Investments (Cost $158,538,718) (C)		132,152,655
Net Other Assets (Liabilities) - 0.6%		831,932

Net Assets - 100.0%		$ 132,984,587

FUTURES CONTRACTS: (D)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(35)	12/14/2015	$9,866	$—
EURO STOXX 50® Index	Short	(170)	12/18/2015	150,422	—
JPY Currency	Short	(41)	12/14/2015	25,942	—
MSCI Emerging Markets Mini Index	Short	(55)	12/18/2015	17,034	—
Nikkei 225 Index	Short	(27)	12/10/2015	70,752	—
S&P 500® E-Mini	Short	(123)	12/18/2015	163,055	—

Total				$437,071	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Company	$125,600,548	$—	$—	$125,600,548
Repurchase Agreement	—	6,552,107	—	6,552,107

Total Investments	$125,600,548	$6,552,107	$—	$132,152,655

Other Financial Instruments
Futures Contracts (F)	$437,071	$—	$—	$437,071

Total Other Financial Instruments	$437,071	$—	$—	$437,071

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $158,538,718. Aggregate gross unrealized depreciation for all securities is $26,386,063.
(D)	Cash in the amount of $865,789 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 51.4%
Australia - 0.1%
Healthscope, Ltd.	749,679	$ 1,347,460
Mesoblast, Ltd. (A) (B)	122,378	273,023
Wesfarmers, Ltd.	1,449	40,055

		1,660,538

Belgium - 0.1%
Anheuser-Busch InBev SA/NV	9,241	982,831
BHF Kleinwort Benson Group (B)	71,726	427,983

		1,410,814

Bermuda - 0.0% (C)
Axis Capital Holdings, Ltd.	6,074	326,295

Brazil - 0.1%
BR Malls Participacoes SA	42,482	112,085
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	62,163	129,673
Gerdau SA, ADR (A)	224,517	307,588
MRV Engenharia e Participacoes SA	3,457	5,311
Petroleo Brasileiro SA, ADR (A) (B)	142,201	618,574
SLC Agricola SA	55,841	252,126

		1,425,357

Canada - 1.1%
Athabasca Oil Corp., Class A (A) (B)	218,019	207,482
Barrick Gold Corp.	227,679	1,448,038
Brookfield Asset Management, Inc., Class A	29,401	924,367
Cameco Corp., Class A	120,198	1,462,810
Canadian National Railway Co.	14,407	817,741
Cenovus Energy, Inc.	196,824	2,985,176
Eldorado Gold Corp., Class A	179,323	575,124
Enbridge, Inc.	3,206	119,039
First Quantum Minerals, Ltd. (A)	454,987	1,667,206
Goldcorp, Inc.	153,708	1,924,424
Platinum Group Metals, Ltd. (A) (B)	673,424	151,388
Platinum Group Metals, Ltd. (A) (B)	420,615	96,741
Suncor Energy, Inc.	8,861	236,766
Teck Resources, Ltd., Class B (A)	84,454	403,126
Toronto-Dominion Bank	52,369	2,064,151
TransCanada Corp. (A)	2,109	66,692
Valeant Pharmaceuticals International, Inc. (B)	6,076	1,083,837

		16,234,108

Chile - 0.2%
Antofagasta PLC, Class A (A)	412,120	3,121,681

China - 0.3%
Alibaba Group Holding, Ltd., ADR (B)	37,104	2,188,023
CAR, Inc. (A) (B)	442,153	641,159
Dongfeng Motor Group Co., Ltd., Class H	216,000	271,375
Haitian International Holdings, Ltd., Series B	331,000	547,839
Lenovo Group, Ltd. (A)	86,000	72,703
SINA Corp. (B)	26,957	1,081,515
Zhongsheng Group Holdings, Ltd. (A)	430,000	175,346

		4,977,960

Cocos (Keeling) Islands - 0.0% (C)
Ocean RIG UDW, Inc. (A)	37,348	79,551

	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.0% (C)
Novo Nordisk A/S, Class B	3,926	$ 211,865
TDC A/S, Class B	16,906	87,190

		299,055

France - 2.0%
Air Liquide SA, Class A	3,752	444,808
Airbus Group SE	50,898	3,014,179
Alcatel-Lucent (B)	39,118	144,334
Atos SE	17,068	1,311,955
AXA SA	96,462	2,341,995
BNP Paribas SA	26,399	1,554,216
Cie Generale des Etablissements Michelin, Class B	1,593	145,750
Danone SA	10,061	635,082
Dassault Aviation SA	1,488	1,702,678
Engie (A)	64,864	1,049,530
L’Oreal SA	308	53,535
Orange SA	41,257	625,425
Renault SA	8,229	593,744
Safran SA	52,140	3,920,490
Sanofi	42,006	3,998,971
Schneider Electric SE	14,563	815,514
Societe Generale SA	32,986	1,474,176
Total SA, ADR	4,486	200,569
Total SA (A)	48,721	2,191,609
Ubisoft Entertainment (B)	66,564	1,351,007
Unibail-Rodamco SE, REIT	4,372	1,133,151
Worldline SA (B) (D)	58,947	1,511,841

		30,214,559

Germany - 0.6%
BASF SE, Class R	13,950	1,066,943
Bayer AG	16,322	2,094,085
Bayerische Motoren Werke AG	10,875	948,763
Deutsche Bank AG	49,705	1,341,397
Deutsche Post AG	24,463	677,698
Deutsche Telekom AG	94,735	1,686,426
Linde AG	3,885	631,019
SAP SE	2,072	134,232
Volkswagen AG	576	67,866
Vonovia SE	22,387	720,548

		9,368,977

Hong Kong - 0.9%
AIA Group, Ltd.	250,000	1,300,186
Beijing Enterprises Holdings, Ltd.	295,500	1,782,080
Brilliance China Automotive Holdings, Ltd. (A)	366,000	433,218
China Resources Land, Ltd.	642,000	1,515,965
Haier Electronics Group Co., Ltd.	417,000	699,070
Sino Biopharmaceutical, Ltd.	560,000	692,025
Sun Hung Kai Properties, Ltd.	297,000	3,873,864
Wharf Holdings, Ltd.	546,000	3,087,834

		13,384,242

Indonesia - 0.0% (C)
Siloam International Hospitals Tbk PT	769,634	650,619

Ireland - 0.5%
Accenture PLC, Class A	5,876	577,376
Alkermes PLC (B)	7,582	444,836
King Digital Entertainment PLC (A)	151,869	2,056,306
Medtronic PLC	3,924	262,673
Perrigo Co. PLC	392	61,650

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Shire PLC	39,576	$ 2,705,492
XL Group PLC, Class A	38,814	1,409,724

		7,518,057

Israel - 0.6%
Check Point Software Technologies, Ltd., Class A (A) (B)	4,036	320,176
Mobileye NV (A) (B)	96,232	4,376,631
Teva Pharmaceutical Industries, Ltd., ADR	73,145	4,129,767

		8,826,574

Italy - 0.6%
Banco Popolare (B)	6,694	99,041
Ei Towers SpA	38,299	2,355,261
Enel SpA	265,740	1,185,730
Eni SpA, Class B	9,564	150,445
Intesa Sanpaolo SpA	753,559	2,662,096
RAI Way SpA (D)	213,345	1,019,839
Telecom Italia SpA (B)	117,124	144,335
Telecom Italia SpA	117,409	120,415
UniCredit SpA, Class A	120,214	749,437
Unione di Banche Italiane SCpA (A)	16,823	119,367

		8,605,966

Japan - 8.4%
Aisin Seiki Co., Ltd.	47,500	1,593,718
Ajinomoto Co., Inc.	15,000	316,320
Alpine Electronics, Inc.	8,500	93,154
Asahi Group Holdings, Ltd.	25,400	824,059
Asahi Kasei Corp.	164,000	1,156,436
ASKUL Corp.	300	11,420
Astellas Pharma, Inc.	63,200	818,066
Autobacs Seven Co., Ltd.	4,000	66,416
Bandai Namco Holdings, Inc.	12,100	280,825
Bank of Yokohama, Ltd.	48,000	291,745
Benesse Holdings, Inc. (A)	1,800	48,125
Bridgestone Corp.	83,300	2,882,693
Canon Marketing Japan, Inc.	6,000	88,759
Chiba Bank, Ltd.	41,000	291,144
Chiyoda Corp. (A)	11,000	75,171
Chubu Electric Power Co., Inc.	102,900	1,517,180
COMSYS Holdings Corp. (A)	3,700	44,132
Daikin Industries, Ltd.	27,800	1,559,190
Daikyo, Inc.	81,000	137,226
Daito Trust Construction Co., Ltd.	9,700	985,567
DeNA Co., Ltd. (A)	35,800	664,430
Denso Corp.	86,400	3,659,806
East Japan Railway Co.	43,100	3,631,848
Eisai Co., Ltd. (A)	9,500	560,515
Electric Power Development Co., Ltd.	14,900	454,738
Exedy Corp. (A)	4,000	88,741
FamilyMart Co., Ltd.	21,100	962,008
FANUC Corp.	7,400	1,138,406
Fuji Heavy Industries, Ltd.	184,200	6,628,342
Futaba Industrial Co., Ltd. (A)	50,800	183,510
Gree, Inc. (A)	147,100	658,862
GS Yuasa Corp. (A)	163,000	615,290
GungHo Online Entertainment, Inc. (A)	178,200	529,337
Hitachi Chemical Co., Ltd. (A)	67,500	931,316
Hitachi High-Technologies Corp.	9,400	203,541
Hitachi Kokusai Electric, Inc.	7,000	73,968
Hitachi, Ltd.	226,000	1,140,402
Honda Motor Co., Ltd.	51,000	1,522,181
Hoya Corp.	24,000	786,045
IHI Corp.	195,000	501,079
INPEX Corp.	268,900	2,404,163

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	130,800	$ 1,313,497
Japan Airlines Co., Ltd.	117,300	4,150,651
Japan Tobacco, Inc.	24,600	763,096
JGC Corp.	37,000	490,885
JSR Corp. (A)	74,700	1,076,793
JX Holdings, Inc.	108,700	392,507
Kamigumi Co., Ltd.	12,000	98,329
Kansai Electric Power Co., Inc. (B)	14,800	164,535
KDDI Corp.	68,500	1,533,242
Keyence Corp.	1,000	446,578
Kinden Corp.	13,400	169,955
Koito Manufacturing Co., Ltd.	22,100	722,148
Komatsu, Ltd. (A)	53,500	785,296
Kubota Corp.	63,000	867,032
Kuraray Co., Ltd.	73,700	918,527
Kyocera Corp.	30,800	1,410,639
Kyushu Electric Power Co., Inc. (A) (B)	49,600	541,157
Mabuchi Motor Co., Ltd.	6,300	273,543
Maeda Road Construction Co., Ltd.	6,000	105,305
Medipal Holdings Corp.	2,800	44,428
Mitsubishi Corp. (A)	116,600	1,911,255
Mitsubishi Electric Corp.	290,000	2,656,555
Mitsubishi Estate Co., Ltd.	120,000	2,451,300
Mitsubishi Heavy Industries, Ltd.	339,000	1,516,089
Mitsubishi UFJ Financial Group, Inc.	365,200	2,206,625
Mitsui & Co., Ltd. (A)	164,600	1,850,021
Mizuho Financial Group, Inc. (A)	542,100	1,014,052
MS&AD Insurance Group Holdings, Inc.	15,200	407,814
Murata Manufacturing Co., Ltd.	4,400	568,368
Nabtesco Corp.	16,000	292,321
NEC Corp.	459,000	1,413,173
Nexon Co., Ltd.	17,900	239,315
Nikon Corp. (A)	117,200	1,417,345
Nintendo Co., Ltd.	14,000	2,359,723
Nippo Corp.	3,000	51,130
Nippon Express Co., Ltd.	70,000	334,485
Nippon Steel & Sumitomo Metal Corp.	46,700	851,002
Nippon Telegraph & Telephone Corp.	43,800	1,542,794
Nitto Denko Corp.	46,900	2,808,968
Nomura Holdings, Inc.	196,900	1,142,880
NS Solutions Corp.	700	29,587
Okumura Corp.	162,000	864,297
Omron Corp.	15,600	469,594
Otsuka Holdings Co., Ltd.	25,600	817,448
Rinnai Corp.	14,300	1,091,031
ROHM Co., Ltd.	44,300	1,970,029
Ryohin Keikaku Co., Ltd.	2,200	447,939
Sanrio Co., Ltd. (A)	39,800	1,087,215
Sawai Pharmaceutical Co., Ltd.	4,400	256,004
SCSK Corp.	1,500	56,311
Secom Co., Ltd.	3,500	210,492
Sega Sammy Holdings, Inc. (A)	77,900	760,204
Seino Holdings Co., Ltd.	18,600	194,056
Seven & I Holdings Co., Ltd.	10,200	465,458
Shimamura Co., Ltd. (A)	1,700	183,114
Shin-Etsu Chemical Co., Ltd.	63,600	3,261,665
Ship Healthcare Holdings, Inc.	21,400	461,395
Shizuoka Bank, Ltd. (A)	28,000	281,003
SHO-BOND Holdings Co., Ltd.	600	22,925
SMC Corp.	2,200	481,709
Sohgo Security Services Co., Ltd. (A)	9,100	415,579
Sompo Japan Nipponkoa Holdings, Inc.	8,600	249,786
Sony Financial Holdings, Inc.	85,400	1,401,664
Stanley Electric Co., Ltd.	6,700	133,676
Sumco Corp.	76,200	683,432
Sumitomo Corp. (A)	132,400	1,280,362
Sumitomo Electric Industries, Ltd.	86,300	1,104,050

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. (A)	52,800	$ 2,002,191
Suntory Beverage & Food, Ltd.	12,200	468,713
Suzuki Motor Corp.	75,000	2,306,245
Takeda Pharmaceutical Co., Ltd. (A)	1,600	70,196
THK Co., Ltd.	6,800	108,314
Toda Corp.	185,000	819,564
Tokio Marine Holdings, Inc.	32,400	1,210,463
Tokyo Electric Power Co., Inc. (B)	25,400	169,662
Tokyo Gas Co., Ltd.	662,000	3,202,301
Toyota Industries Corp. (A)	81,300	3,867,345
Toyota Motor Corp.	66,500	3,893,436
Toyota Tsusho Corp.	24,600	518,525
Trend Micro, Inc.	12,000	423,890
TV Asahi Holdings Corp.	5,900	90,219
Ube Industries, Ltd. (A)	538,000	937,762
Yahoo Japan Corp.	147,700	562,292
Yamada Denki Co., Ltd. (A)	311,200	1,254,607
Yamaha Corp.	16,600	367,659
Yamato Kogyo Co., Ltd.	800	16,038

		124,692,679

Jersey, Channel Islands - 0.0% (C)
Integrated Diagnostics Holdings PLC (B) (D)	52,738	329,613

Kazakhstan - 0.0% (C)
KazMunaiGas Exploration Production JSC, GDR (E)	6,904	41,517

Korea, Republic of - 0.5%
Hyundai Motor Co.	15,736	2,186,677
Hyundai Wia Corp.	4,018	439,085
Samsung Electronics Co., Ltd.	3,325	3,190,182
Samsung SDI Co., Ltd.	3,103	285,478
SK Hynixm, Inc.	35,608	1,015,558

		7,116,980

Luxembourg - 0.0% (C)
RTL Group SA (B)	1,581	136,293

Malaysia - 0.2%
Axiata Group Bhd	614,400	811,560
IHH Healthcare Bhd, Class A	1,116,800	1,515,960
Telekom Malaysia Bhd	275,700	419,290

		2,746,810

Mexico - 0.3%
America Movil SAB de CV, Series L, ADR	59,300	981,415
America Movil SAB de CV, Series L (A)	733,495	609,623
Fibra Uno Administracion SA de CV, REIT (A)	1,054,708	2,178,058

		3,769,096

Netherlands - 0.8%
Akzo Nobel NV	49,660	3,229,849
Constellium NV, Class A (B)	107,172	649,462
ING Groep NV, CVA	120,690	1,705,966
Koninklijke Philips NV	43,161	1,015,442
Royal Dutch Shell PLC, Class A	15,465	365,083
Royal Dutch Shell PLC, Class B	9,416	222,643
SBM Offshore NV (A) (B)	338,113	4,292,409

		11,480,854

Norway - 0.3%
Statoil ASA	299,850	4,371,538

Peru - 0.2%
Southern Copper Corp. (A)	121,827	3,255,217

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.1%
NOS SGPS SA	113,770	$ 939,751

Singapore - 0.7%
Avago Technologies, Ltd., Class A	806	100,758
CapitaLand, Ltd.	1,592,000	3,006,043
Global Logistic Properties, Ltd., Class L	2,317,000	3,331,166
Keppel Corp., Ltd. (A)	427,500	2,044,502
Raffles Medical Group, Ltd.	159,100	505,486
Singapore Telecommunications, Ltd.	573,900	1,452,606

		10,440,561

South Africa - 0.0% (C)
Life Healthcare Group Holdings, Ltd.	160,288	412,335

Spain - 0.2%
Banco Santander SA, Class A	129,064	686,286
Cellnex Telecom SAU (B) (D)	148,172	2,524,490
Iberdrola SA	44,084	293,741

		3,504,517

Sweden - 0.2%
Boliden AB	30,204	472,939
Lundin Petroleum AB (A) (B)	60,985	787,069
Svenska Handelsbanken AB, A Shares	69,262	993,553
Telefonaktiebolaget LM Ericsson, Class B	6,911	67,794

		2,321,355

Switzerland - 1.4%
ACE, Ltd.	2,189	226,343
Credit Suisse Group AG (B)	34,749	835,256
Glencore PLC (B)	967,768	1,343,324
Nestle SA	75,953	5,712,094
Novartis AG	28,665	2,634,653
Roche Holding AG	12,892	3,422,459
Syngenta AG	8,065	2,584,112
TE Connectivity, Ltd.	1,298	77,737
UBS Group AG	149,608	2,765,970
Zurich Insurance Group AG (B)	2,582	633,897

		20,235,845

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	271,000	445,628
Delta Electronics, Inc.	63,000	297,156
Far EasTone Telecommunications Co., Ltd.	209,000	450,748
Hon Hai Precision Industry Co., Ltd.	30,450	79,549
Taiwan Semiconductor Manufacturing Co., Ltd.	366,000	1,466,809
Yulon Motor Co., Ltd.	327,000	293,298

		3,033,188

Thailand - 0.1%
Bangkok Dusit Medical Services PCL, Class F	1,866,000	951,123
Bumrungrad Hospital PCL	134,500	800,441

		1,751,564

United Arab Emirates - 0.2%
Al Noor Hospitals Group PLC	66,219	836,565
NMC Health PLC, Class A	112,248	1,414,460

		2,251,025

United Kingdom - 3.0%
AstraZeneca PLC	59,178	3,752,984
AstraZeneca PLC, ADR (A)	22,179	705,736

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	142,869	$ 528,727
BG Group PLC	13,068	188,517
BP PLC	71,665	363,583
British American Tobacco PLC	2,543	140,312
BT Group PLC, Class A	227,591	1,448,512
CNH Industrial NV (A)	17,935	116,936
Coats Group PLC, Class A (B)	211,756	83,930
Delphi Automotive PLC, Class A	36,684	2,789,451
Diageo PLC	3,335	89,601
Diageo PLC, ADR	16,859	1,817,232
GlaxoSmithKline PLC	11,783	226,161
HSBC Holdings PLC	964,810	7,278,248
Imperial Tobacco Group PLC	1,248	64,520
Legal & General Group PLC	283,178	1,021,074
Liberty Global PLC, Class A (B)	9,924	426,136
Lloyds Banking Group PLC	596,355	678,927
Michael Kors Holdings, Ltd. (B)	17,348	732,779
National Grid PLC, Class B	119,939	1,670,407
Ophir Energy PLC (B)	559,014	761,881
Prudential PLC	109,439	2,308,782
Rio Tinto PLC	98,087	3,291,128
SABMiller PLC	118,325	6,700,482
Spire Healthcare Group PLC (D)	462,006	2,518,609
Standard Chartered PLC	43,917	426,211
Unilever NV, CVA	3,878	155,450
Vodafone Group PLC	678,453	2,139,897
Vodafone Group PLC, ADR	87,528	2,778,139

		45,204,352

United States - 27.5%
3M Co.	2,009	284,816
Abbott Laboratories	35,700	1,435,854
AbbVie, Inc., Class G	88,397	4,809,681
Acadia Healthcare Co., Inc. (A) (B)	11,485	761,111
Activision Blizzard, Inc.	91,593	2,829,308
Adobe Systems, Inc. (B)	6,023	495,211
AES Corp.	82,056	803,328
Aetna, Inc.	40,872	4,471,806
Air Products & Chemicals, Inc.	2,899	369,854
Alexion Pharmaceuticals, Inc. (B)	11,549	1,806,148
Allergan PLC (B)	17,261	4,691,712
Alliance Data Systems Corp. (B)	1,059	274,260
Allstate Corp.	30,490	1,775,738
Alphabet, Inc., Class A (B)	5,854	3,737,018
Alphabet, Inc., Class C	16,193	9,852,145
Altria Group, Inc.	3,709	201,770
Amdocs, Ltd.	6,029	342,930
American Electric Power Co., Inc.	35,832	2,037,408
American International Group, Inc. (F)	51,421	2,921,741
American Water Works Co., Inc.	31,396	1,729,292
Ameriprise Financial, Inc.	2,519	274,899
AmerisourceBergen Corp., Class A	3,643	346,049
Amgen, Inc.	15,149	2,095,410
Anadarko Petroleum Corp., Class A	107,645	6,500,682
Anthem, Inc.	3,612	505,680
Apache Corp.	30,368	1,189,211
Apple, Inc. (G)	82,924	9,146,517
Applied Materials, Inc., Class A	3,886	57,085
Archer-Daniels-Midland Co.	9,239	382,957
AT&T, Inc.	156,833	5,109,619
Automatic Data Processing, Inc.	1,537	123,513
Axalta Coating Systems, Ltd. (B)	38,247	969,179
Baker Hughes, Inc.	2,293	119,328
Bank of America Corp.	424,426	6,612,557
Bank of New York Mellon Corp.	29,002	1,135,428
Baxalta, Inc.	1,532	48,273

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Baxter International, Inc.	8,432	$ 276,991
Becton Dickinson and Co.	1,700	225,522
Berkshire Hathaway, Inc., Class A (A) (B)	16	3,123,840
Berkshire Hathaway, Inc., Class B (B)	32,951	4,296,810
BHF Kleinwort Benson Group (B) (H)	4,137	24,660
Biogen, Inc. (B)	11,311	3,300,663
Blue Buffalo Pet Products, Inc. (B)	8,331	149,208
Boeing Co.	1,993	260,983
Boulder Brands, Inc. (A) (B)	16,679	136,601
Bristol-Myers Squibb Co.	66,225	3,920,520
Broadcom Corp., Class A	1,741	89,540
Brookdale Senior Living, Inc., Class A (B)	34,498	792,074
Calpine Corp. (B)	86,284	1,259,746
Cameron International Corp. (B)	2,555	156,673
Capital One Financial Corp.	4,318	313,141
Cardinal Health, Inc.	20,374	1,565,131
Catalent, Inc. (B)	67,895	1,649,849
Caterpillar, Inc.	9,923	648,567
Celgene Corp. (B)	10,489	1,134,595
CF Industries Holdings, Inc., Class B	5,398	242,370
Charles Schwab Corp.	51,472	1,470,040
Chevron Corp.	12,671	999,489
Chubb Corp., Class A	41,246	5,058,822
Cigna Corp.	740	99,915
Cintas Corp.	4,039	346,344
Cisco Systems, Inc.	201,200	5,281,500
Citigroup, Inc.	96,435	4,784,140
Citizens Financial Group, Inc.	6,006	143,303
CME Group, Inc., Class A	14,668	1,360,310
CNA Financial Corp., Class A	6,526	227,953
Coach, Inc., Class A	17,669	511,164
Coca-Cola Co.	129,307	5,187,797
Coca-Cola Enterprises, Inc.	2,774	134,123
Cognizant Technology Solutions Corp., Class A (B)	1,943	121,651
Colfax Corp. (A) (B)	59,119	1,768,249
Colgate-Palmolive Co.	31,657	2,008,953
Comcast Corp., Class A	53,361	3,035,174
Computer Sciences Corp. (G)	5,636	345,938
CONSOL Energy, Inc. (A)	222,903	2,184,449
Constellation Brands, Inc., Class A	3,719	465,656
Corning, Inc.	4,088	69,987
Costco Wholesale Corp.	780	112,765
CR Bard, Inc.	678	126,318
Crown Castle International Corp., REIT	20,992	1,655,639
CSX Corp.	40,969	1,102,066
CVS Health Corp.	6,278	605,701
DaVita HealthCare Partners, Inc. (B)	10,803	781,381
Delta Topco, Ltd. (B) (H) (I) (J) (K)	1,531,260	727,349
Discover Financial Services	5,507	286,309
DISH Network Corp., Class A (B)	24,868	1,450,799
Dominion Resources, Inc.	33,688	2,370,961
Dover Corp.	3,668	209,736
Dropbox, Inc. (B) (H) (I) (J) (K)	171,990	2,486,975
Eaton Corp. PLC	65,304	3,350,095
eBay, Inc. (B)	34,222	836,386
Ecolab, Inc.	4,071	446,670
Edgewell Personal Care Co.	13,012	1,061,779
Electronic Arts, Inc. (B)	5,792	392,408
Eli Lilly & Co.	38,582	3,228,928
EMC Corp.	6,492	156,847
Emerson Electric Co.	37,576	1,659,732
EOG Resources, Inc.	18,145	1,320,956
EQT Corp.	40,085	2,596,305
Equity Residential, REIT	20,383	1,531,171
Expedia, Inc.	3,613	425,178
Express Scripts Holding Co. (B)	1,221	98,852

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Exxon Mobil Corp.	22,783	$ 1,693,916
Facebook, Inc., Class A (B)	37,409	3,363,069
FedEx Corp.	35,732	5,144,693
Fidelity National Information Services, Inc.	6,020	403,822
Fifth Third Bancorp	7,745	146,458
Fitbit, Inc., Class A (A) (B)	13,388	504,594
FMC Corp., Class A (A)	28,589	969,453
Ford Motor Co.	262,007	3,555,435
Freeport-McMoRan, Inc.	92,436	895,705
Fresh Market, Inc. (B)	4,083	92,235
General Dynamics Corp.	2,796	385,708
General Electric Co.	204,431	5,155,750
General Mills, Inc.	1,076	60,396
Gilead Sciences, Inc.	24,607	2,416,161
GoDaddy, Inc., Class A (A) (B)	22,596	569,645
Goldman Sachs Group, Inc.	9,788	1,700,763
Goodyear Tire & Rubber Co.	1,986	58,249
Halliburton Co.	4,490	158,722
Harris Corp.	3,765	275,410
Hartford Financial Services Group, Inc.	19,725	903,011
HCA Holdings, Inc. (B)	33,662	2,604,092
Helmerich & Payne, Inc. (A)	3,279	154,966
Hewlett-Packard Co.	75,181	1,925,385
Home Depot, Inc.	2,621	302,699
HTG Molecular Diagnostics, Inc. (A) (B)	10,200	77,724
Humana, Inc., Class A	27,313	4,889,027
Ingersoll-Rand PLC	5,654	287,054
Intel Corp.	65,151	1,963,651
International Business Machines Corp.	15,808	2,291,686
International Paper Co.	6,186	233,769
Intuit, Inc.	4,359	386,861
Invitae Corp. (A) (B)	62,411	450,607
Johnson & Johnson	67,386	6,290,483
JPMorgan Chase & Co.	140,032	8,537,751
Kansas City Southern	13,735	1,248,237
Kimberly-Clark Corp.	14,586	1,590,457
Kinder Morgan, Inc.	9,004	249,231
KLA-Tencor Corp.	11,478	573,900
Kohl’s Corp.	4,203	194,641
Kraft Heinz Co.	1,118	78,908
Kroger Co.	14,878	536,649
Las Vegas Sands Corp.	20,645	783,891
Lear Corp.	4,148	451,219
Liberty Broadband Corp., Class A (B)	14,078	724,172
Liberty Broadband Corp., Class C (B)	37,487	1,918,210
Liberty Media Corp., Class A (B)	40,906	1,461,162
Liberty Media Corp., Class C (B)	85,892	2,959,838
Lincoln National Corp.	10,151	481,766
Lowe’s Cos., Inc.	4,051	279,195
LyondellBasell Industries NV, Class A	12,915	1,076,594
Macy’s, Inc.	4,005	205,537
Marathon Petroleum Corp.	210,965	9,774,008
Marsh & McLennan Cos., Inc.	32,947	1,720,492
Mastercard, Inc., Class A	32,836	2,959,180
McDonald’s Corp.	33,014	3,252,869
McKesson Corp.	14,041	2,598,006
Merck & Co., Inc.	7,901	390,230
MetLife, Inc.	30,794	1,451,937
Micron Technology, Inc. (B)	88,718	1,328,996
Microsoft Corp.	122,871	5,438,270
Molson Coors Brewing Co., Class B	16,236	1,347,913
Mondelez International, Inc., Class A	2,995	125,401
Monsanto Co.	7,191	613,680
Morgan Stanley	55,594	1,751,211
Mylan NV (B)	102,782	4,138,003
NextEra Energy, Inc.	26,985	2,632,387
NIKE, Inc., Class B	1,521	187,037

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Northrop Grumman Corp.	2,463	$ 408,735
NRG Energy, Inc.	64,839	962,859
NRG Yield, Inc., Class A (A)	10,888	121,401
NRG Yield, Inc., Class C (A)	10,888	126,410
Nuance Communications, Inc. (B)	49,798	815,193
Occidental Petroleum Corp.	4,110	271,877
Oceaneering International, Inc.	76,231	2,994,354
Oracle Corp.	109,944	3,971,177
PACCAR, Inc.	23,069	1,203,510
Parker-Hannifin Corp.	2,095	203,844
PayPal Holdings, Inc. (B)	13,861	430,245
PepsiCo, Inc.	11,227	1,058,706
Pfizer, Inc.	97,832	3,072,903
Philip Morris International, Inc.	49,584	3,933,499
Pioneer Natural Resources Co.	47,046	5,722,675
PPG Industries, Inc.	4,090	358,652
Praxair, Inc.	4,391	447,267
Procter & Gamble Co.	129,890	9,344,287
Prologis, Inc., Class A, REIT	64,518	2,509,750
Prudential Financial, Inc.	12,583	958,950
QUALCOMM, Inc.	55,860	3,001,358
Raytheon Co.	3,049	333,134
Regeneron Pharmaceuticals, Inc., Class A (B)	1,089	506,537
Regions Financial Corp.	114,361	1,030,393
Reinsurance Group of America, Inc., Class A	3,404	308,368
Reynolds American, Inc., Class A	1,550	68,619
Rockwell Automation, Inc., Class B	3,406	345,607
salesforce.com, Inc. (B)	1,872	129,973
SanDisk Corp.	4,725	256,709
Schlumberger, Ltd.	37,471	2,584,375
Scripps Networks Interactive, Inc., Class A (A)	1,391	68,423
Sempra Energy	29,209	2,825,095
Simon Property Group, Inc., REIT	12,523	2,300,726
St. Joe Co. (A) (B)	193,741	3,706,265
Starbucks Corp.	1,830	104,017
Stryker Corp.	3,590	337,819
SunTrust Banks, Inc.	19,179	733,405
Tahoe Resources, Inc.	146,527	1,132,030
Target Corp.	10,778	847,798
Tenet Healthcare Corp. (A) (B)	40,250	1,486,030
TerraForm Power, Inc., Class A (A) (B)	33,829	481,048
TESARO, Inc. (A) (B)	8,849	354,845
Texas Instruments, Inc.	16,150	799,748
Thermo Fisher Scientific, Inc.	18,358	2,244,816
Tiffany & Co.	8,968	692,509
Time Warner Cable, Inc.	4,229	758,556
Travelers Cos., Inc.	7,583	754,736
Twitter, Inc. (A) (B)	127,303	3,429,543
Tyco International PLC	78,865	2,638,823
Ultragenyx Pharmaceutical, Inc. (B)	3,477	334,870
Union Pacific Corp.	23,915	2,114,325
United Continental Holdings, Inc. (B)	40,091	2,126,828
United Parcel Service, Inc., Class B	30,367	2,996,919
United Rentals, Inc. (B)	12,024	722,041
United Technologies Corp.	33,710	2,999,853
UnitedHealth Group, Inc.	5,152	597,684
Univar, Inc. (B)	63,001	1,143,468
Unum Group	44,526	1,428,394
US Bancorp	59,695	2,448,092
Valero Energy Corp.	9,858	592,466
Veeva Systems, Inc., Class A (A) (B)	96,208	2,252,229
VeriSign, Inc. (A) (B)	4,883	344,545
Verizon Communications, Inc.	195,371	8,503,726
Vertex Pharmaceuticals, Inc. (B)	9,188	956,838

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Visa, Inc., Class A (A)	65,042	$ 4,530,826
WABCO Holdings, Inc. (B)	18,195	1,907,382
Wal-Mart Stores, Inc.	64,068	4,154,169
Walgreens Boots Alliance, Inc.	1,637	136,035
Wells Fargo & Co.	146,075	7,500,951
Western Digital Corp.	3,318	263,582
WestRock Co.	13,531	696,035
Whirlpool Corp.	6,385	940,255
Whiting Petroleum Corp. (B)	148,401	2,266,083
Williams Cos., Inc.	3,563	131,297
Wyndham Worldwide Corp.	3,807	273,723
Yahoo! Inc. (B)	24,535	709,307
Zoetis, Inc., Class A	24,125	993,468

		409,056,432

Total Common Stocks (Cost $847,979,924)		765,195,875

CONVERTIBLE PREFERRED STOCKS - 0.8%
Canada - 0.0% (C)
Suncor Energy, Inc.
3.17% (L)	5,597	149,687

Germany - 0.0% (C)
Volkswagen AG
4.63% (L)	3,720	408,633

Ireland - 0.3%
Allergan PLC
Series A, 5.50%	4,329	4,084,238

United States - 0.5%
American Tower Corp.
Series A, 5.25%	6,205	613,364
Anthem, Inc.
5.25%	37,592	1,817,197
Cliffs Natural Resources, Inc.
7.00%	20,920	50,208
Crown Castle International Corp.
Series A, 4.50%	16,190	1,649,113
Dominion Resources, Inc.
6.38%	13,500	669,735
Forestar Group, Inc.
6.00%	26,350	456,119
Stanley Black & Decker, Inc.
6.25% (A) (B)	3,792	417,120
Wells Fargo & Co.
Series L, 7.50%	552	644,736
Welltower, Inc.
Series I, 6.50%	25,594	1,562,002

		7,879,594

Total Convertible Preferred Stocks (Cost $13,817,008)		12,522,152

PREFERRED STOCKS - 1.2%
Brazil - 0.0% (C)
Cia Brasileira de Distribuicao
2.20% (L)	21,637	274,576

Korea, Republic of - 0.1%
Samsung Electronics Co., Ltd.
2.08% (L)	1,684	1,307,232

	Shares	Value
PREFERRED STOCKS (continued)
United Kingdom - 0.1%
HSBC Holdings PLC
Series 2, 8.00%	29,766	$ 759,330
Royal Bank of Scotland Group PLC
Series T, 7.25% (A)	25,538	644,324

		1,403,654

United States - 1.0%
Citigroup Capital XIII
7.88% (M)	52,188	1,340,710
Federal National Mortgage Association
Series S, 8.25% (M)	59,155	286,902
GMAC Capital Trust I
Series 2, 8.13% (M)	69,888	1,784,240
Palantir Technologies, Inc.
0.00% (H) (I) (J) (K)	212,750	2,276,425
RBS Capital Funding Trust V
Series E, 5.90%	40,922	997,269
RBS Capital Funding Trust VII
Series G, 6.08%	51,132	1,250,177
Uber Technologies, Inc.
0.00% (H) (I) (J) (K)	129,064	5,165,490
US Bancorp
Series F, 6.50% (M)	27,000	775,440
Series G, 6.00% (A) (M)	12,787	336,682

		14,213,335

Total Preferred Stocks (Cost $14,496,639)		17,198,797

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%
ETFS Physical Palladium Shares (B)	10,714	674,553
ETFS Physical Platinum Shares (B)	9,045	794,694
ETFS Physical Swiss Gold Shares (B)	26,125	2,848,409
iShares Gold Trust (B)	343,242	3,700,149
SPDR Gold Shares (B)	61,519	6,573,920

Total Exchange-Traded Funds (Cost $16,634,569)		14,591,725

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	39,729	866,092

Total Master Limited Partnership (Cost $1,161,184)		866,092

WARRANTS - 0.0% (C)
Australia - 0.0% (C)
TFS Corp., Ltd. (B) (H) (K)
Exercise Price AUD 1.28
Expires 07/15/2018	59,458	17,704
TFS Corp., Ltd., Class A (H)
Exercise Price AUD 1.28
Expires 07/15/2018	368,642	109,764

Total Warrants (Cost $391,617)		127,468

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 1.7%
Cayman Islands - 0.1%
SINA Corp.
1.00%, 12/01/2018	$ 788,000	$ 745,645

India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 (D) (J) (N)	697,000	47,919
5.50%, 11/13/2014 (E) (J) (K) (N)	259,000	17,806
Suzlon Energy, Ltd.
3.25%, 07/16/2019 (D) (O)	2,034,000	2,511,990

		2,577,715

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (D)	2,109,340	1,824,579

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (D) (H)	EUR 900,000	1,395,856
6.13%, 11/15/2016 (E) (K)	200,000	310,190

		1,706,046

Netherlands - 0.2%
Bio City Development Co. BV
8.00%, 07/06/2018 (D) (H) (I) (J) (N)	$ 2,400,000	1,115,280
Volkswagen International Finance NV
5.50%, 11/09/2015 (D) (K)	EUR 1,600,000	1,189,449

		2,304,729

Singapore - 0.2%
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	857,313
2.10%, 11/15/2016 (E) (K)	1,500,000	1,054,074
Olam International, Ltd.
6.00%, 10/15/2016 (E) (K)	$ 1,100,000	1,112,375

		3,023,762

Spain - 0.1%
Telefonica Participaciones SAU
4.90%, 09/25/2017	EUR 1,500,000	1,592,294
Telefonica SA
6.00%, 07/14/2017 (H) (K)	500,000	667,004

		2,259,298

United States - 0.7%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	$ 325,000	419,859
1.50%, 10/15/2020	320,000	430,000
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,667,000	1,185,654
3.13%, 05/15/2024	2,204,000	1,388,520
Delta Topco, Ltd.
10.00%, 11/24/2060 (H) (I) (J) (K)	1,412,554	1,415,662
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	571,000	2,447,806
Intel Corp.
3.25%, 08/01/2039	427,000	644,236
SanDisk Corp.
0.50%, 10/15/2020	796,000	770,627
1.50%, 08/15/2017	736,000	913,560

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	$ 599,000	$ 923,209
Twitter, Inc.
1.00%, 09/15/2021 (D)	650,000	553,719

		11,092,852

Total Convertible Bonds (Cost $28,717,129)		25,534,626

CORPORATE DEBT SECURITIES - 6.1%
Argentina - 0.2%
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 (D)	154,000	130,900
YPF SA
8.50%, 07/28/2025 (D)	2,974,000	2,579,945
8.88%, 12/19/2018 (D)	848,000	818,320

		3,529,165

Australia - 0.1%
TFS Corp., Ltd.
11.00%, 07/15/2018 (D)	1,810,000	1,875,613

Brazil - 0.1%
Itau Unibanco Holding SA
2.85%, 05/26/2018 (D)	1,129,000	1,057,534

Canada - 0.0% (C)
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (E) (K)	686,000	444,185

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021 (D)	1,178,000	1,131,271
3.60%, 11/28/2024 (D)	584,000	545,550
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (D)	656,000	672,756
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (A) (D)	679,000	390,425
Sun Hung KAI Properties Capital Market, Ltd. Series MTN
4.50%, 02/14/2022 (E) (K)	475,000	504,006

		3,244,008

Chile - 0.1%
Banco Santander Chile
2.21%, 06/07/2018 (D) (M)	1,022,000	1,029,665
Inversiones Alsacia SA
8.00%, 12/31/2018 (D)	968,408	484,959

		1,514,624

France - 0.2%
BNP Paribas SA Series MTN
2.40%, 12/12/2018	2,299,000	2,329,873

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	860,000	857,626
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (D)	302,000	301,623

		1,159,249

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Guernsey, Channel Islands - 0.0% (C)
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 (E) (K) (M)	$ 673,000	$ 692,988

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/16/2018	366,000	377,029
3.88%, 01/15/2019 (A)	1,894,000	1,962,885
Telecom Italia SpA
5.30%, 05/30/2024 (D)	1,166,000	1,139,765

		3,479,679

Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	866,000	871,861

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (D)	965,000	960,362

Luxembourg - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	1,225,000	1,226,073
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,075,000	991,688

		2,217,761

Malaysia - 0.1%
Petronas Capital, Ltd.
3.50%, 03/18/2025 (D)	1,497,000	1,425,373

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 07/23/2020 (A) (D)	1,358,000	1,317,871
5.75%, 03/01/2018	1,030,000	1,090,203
Trust F/1401
5.25%, 12/15/2024 (A) (D)	543,000	555,218

		2,963,292

Netherlands - 0.3%
Constellium NV
7.00%, 01/15/2023 (D)	EUR 487,000	477,240
8.00%, 01/15/2023 (D)	$ 250,000	221,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/2022	353,000	354,524
ING Groep NV
6.00%, 04/16/2020 (A) (M) (P)	595,000	583,844
Petrobras Global Finance BV
2.43%, 01/15/2019 (M)	2,193,000	1,513,170
5.38%, 01/27/2021	444,000	323,010
6.25%, 03/17/2024 (A)	263,000	191,411
Volkswagen International Finance NV
4.00%, 08/12/2020	777,000	771,173

		4,435,622

Singapore - 0.1%
Global Logistic Properties, Ltd.
3.88%, 06/04/2025 (E)	2,267,000	2,199,085

Switzerland - 0.0% (C)
UBS AG Series MTN
2.38%, 08/14/2019	692,000	694,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 0.4%
HSBC Holdings PLC
6.38%, 09/17/2024 (M) (P)	$ 2,475,000	$ 2,366,719
Lloyds Bank PLC
2.30%, 11/27/2018	254,000	256,919
Series MTN
13.00%, 01/22/2029 (M) (P)	GBP 1,189,000	3,113,957
Standard Chartered PLC
6.50%, 04/02/2020 (A) (D) (M) (P)	$ 835,000	776,754

		6,514,349

United States - 3.4%
AbbVie, Inc.
2.50%, 05/14/2020	1,638,000	1,628,952
Ally Financial, Inc.
2.75%, 01/30/2017	1,087,000	1,078,728
3.50%, 01/27/2019	691,000	680,421
American Express Co.
4.90%, 03/15/2020 (M) (P)	780,000	749,346
American Tower Corp.
3.40%, 02/15/2019	296,000	304,695
AT&T, Inc.
2.38%, 11/27/2018	2,059,000	2,080,877
3.00%, 06/30/2022	3,055,000	2,980,470
Bank of America Corp.
2.00%, 01/11/2018	1,019,000	1,022,768
2.60%, 01/15/2019	688,000	694,990
Series MTN
1.39%, 03/22/2018 (M)	646,000	649,698
6.88%, 04/25/2018	691,000	772,286
Cablevision Systems Corp.
5.88%, 09/15/2022	416,000	315,120
Capital One Bank USA NA
2.15%, 11/21/2018	976,000	975,527
Chesapeake Energy Corp.
3.54%, 04/15/2019 (M)	700,000	497,000
Citigroup, Inc.
1.80%, 02/05/2018	2,210,000	2,207,856
5.88%, 03/27/2020 (M) (P)	1,460,000	1,434,450
5.95%, 01/30/2023 (M) (P)	534,000	518,314
Crown Cork & Seal Co., Inc.
7.50%, 12/15/2096	38,000	35,815
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 (D) (M) (P)	149,000	148,628
Discover Bank
2.00%, 02/21/2018	361,000	358,866
eBay, Inc.
2.20%, 08/01/2019	509,000	502,707
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	1,215,000	1,206,863
2.38%, 01/16/2018	894,000	895,001
5.00%, 05/15/2018	884,000	940,211
Forest Laboratories LLC
4.38%, 02/01/2019 (D)	904,000	956,809
5.00%, 12/15/2021 (D)	619,000	671,480
General Electric Capital Corp.
6.25%, 12/15/2022 (M) (P)	1,100,000	1,193,500
Series MTN
5.55%, 05/04/2020	519,000	598,563
6.38%, 11/15/2067 (M)	865,000	927,172
General Motors Financial Co., Inc.
3.50%, 07/10/2019	1,070,000	1,081,065
Goldman Sachs Group, Inc.
5.38%, 05/10/2020 (M) (P)	1,280,000	1,250,400
5.70%, 05/10/2019 (M) (P)	1,228,000	1,223,395

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018 (Q)	$ 3,218,000	$ 3,213,881
HSBC USA, Inc.
1.63%, 01/16/2018	805,000	802,714
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	205,680
Hyundai Capital America
2.00%, 03/19/2018 (D)	460,000	458,029
JPMorgan Chase & Co.
4.35%, 08/15/2021	598,000	644,448
5.15%, 05/01/2023 (M) (P)	1,460,000	1,376,517
6.10%, 10/01/2024 (A) (M) (P)	2,990,000	2,970,565
Medtronic, Inc.
3.15%, 03/15/2022	1,660,000	1,683,718
Morgan Stanley
5.45%, 07/15/2019 (M) (P)	905,000	890,982
Series MTN
7.30%, 05/13/2019	502,000	586,151
Mylan, Inc.
2.55%, 03/28/2019	956,000	941,895
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (D) (P)	611,000	645,369
Qualcomm, Inc.
3.00%, 05/20/2022	2,495,000	2,460,132
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	453,513
SunGard Data Systems, Inc.
7.38%, 11/15/2018	278,000	283,560
Synchrony Financial
3.75%, 08/15/2021	375,000	378,835
USB Capital IX
3.50%, 11/02/2015 (M) (P)	1,051,000	855,251
Xerox Corp.
6.35%, 05/15/2018	475,000	524,346

		49,957,559

Total Corporate Debt Securities (Cost $95,303,256)		91,567,151

FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
Argentina - 0.2%
Argentina Bonar Bonds
8.75%, 05/07/2024	2,728,487	2,544,314
City of Buenos Aires
8.95%, 02/19/2021 (D)	710,000	729,525

		3,273,839

Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2021 - 01/01/2025	BRL 41,568,000	8,077,084
Brazilian Government International Bond
6.00%, 01/17/2017	$ 1,009,000	1,048,351

		9,125,435

Colombia - 0.1%
Colombia Government International Bond
7.38%, 01/27/2017 (A)	1,442,000	1,546,545

Hungary - 0.4%
Hungary Government Bond
5.50%, 06/24/2025	HUF 428,330,000	1,795,898

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary (continued)
Hungary Government International Bond
4.13%, 02/19/2018	$ 1,548,000	$ 1,607,985
6.38%, 03/29/2021	1,580,000	1,803,563

		5,207,446

Indonesia - 0.3%
Indonesia Government International Bond
6.88%, 01/17/2018 (D)	880,000	965,577
Indonesia Treasury Bond
7.88%, 04/15/2019	IDR 44,178,000,000	2,863,669
8.38%, 03/15/2024	5,085,000,000	320,782

		4,150,028

Italy - 0.7%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	EUR 6,933,000	7,602,188
2.50%, 12/01/2024	1,975,000	2,357,946

		9,960,134

Japan - 0.2%
2-Year Japanese Government Bond
0.10%, 03/15/2017	JPY 291,900,000	2,436,105

Korea, Republic of - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020 (A)	$ 1,532,000	1,548,045
2.88%, 09/17/2018	618,000	634,436

		2,182,481

Mexico - 0.8%
Mexican Bonos
10.00%, 12/05/2024	MXN 157,137,100	11,840,920
Mexico Government International Bond Series MTN
5.95%, 03/19/2019	476,000	533,834

		12,374,754

Poland - 0.6%
Poland Government Bond
3.25%, 07/25/2025	PLN 7,641,000	2,080,558
5.25%, 10/25/2020	14,541,000	4,342,996
5.75%, 10/25/2021	7,152,000	2,216,844

		8,640,398

Turkey - 0.1%
Turkey Government International Bond
6.75%, 04/03/2018	$ 1,412,000	1,523,831

United Kingdom - 1.3%
U.K. Gilt
2.25%, 09/07/2023 (E) (K)	GBP 12,154,448	19,317,072

Total Foreign Government Obligations (Cost $89,592,001)		79,738,068

LOAN ASSIGNMENTS - 1.1%
Luxembourg - 0.1%
Endo Luxembourg Finance Co. I SARL, Term Loan B
TBD, 06/11/2022 (Q) (R)	$ 1,135,000	1,130,744
Mallinckrodt International Finance SA, Term Loan B
3.25%, 03/19/2021 (M)	324,548	318,327

		1,449,071

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Marshall Islands - 0.1%
Drillships Financing Holding, Inc., Term Loan B1
6.00%, 03/31/2021 (M)	$ 637,874	$ 371,030
Drillships Ocean Ventures, Inc., Term Loan B
5.50%, 07/25/2021 (M)	745,501	489,701

		860,731

Netherlands - 0.1%
Promontoria Blue Holding 2 BV, Mezzanine
7.00%, 04/17/2020 (J) (M)	EUR 1,877,879	2,098,341

United States - 0.8%
Calpine Corp., Term Loan B5
3.50%, 05/27/2022 (M)	$ 1,122,188	1,103,551
Fieldwood Energy LLC, 2nd Lien Term Loan
8.38%, 09/30/2020 (M)	904,280	253,198
Grifols Worldwide Operations USA, Inc., Term Loan B
3.19%, 02/27/2021 (M)	2,739,932	2,736,792
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (M)	2,515,356	2,511,512
Novelis, Inc., Term Loan B
4.00%, 06/02/2022 (M)	648,375	639,055
Obsidian Natural Gas Trust, Term Loan
7.00%, 11/02/2015 (J) (M)	56,388	55,966
Seadrill Partners Finance Co. LLC, Term Loan B
4.00%, 02/21/2021 (M)	1,628,251	989,163
Sheridan Investment Partners II, LP, Term Loan A
4.25%, 12/16/2020 (J) (M)	188,409	139,423
Sheridan Investment Partners II, LP, Term Loan B
4.25%, 12/16/2020 (J) (M)	1,354,974	1,002,681
Sheridan Investment Partners II, LP, Term Loan M
4.25%, 12/16/2020 (J) (M)	70,200	51,948
Univar, Inc., Term Loan
4.25%, 07/01/2022 (M)	1,105,000	1,086,353
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (M)	2,102,099	2,081,662

		12,651,304

Total Loan Assignments (Cost $19,236,851)		17,059,447

U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Federal National Mortgage Association
3.00%, TBA (Q)	5,570,000	5,644,847

Total U.S. Government Agency Obligation (Cost $5,595,239)		5,644,847

U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2020	3,179,388	3,158,897
0.25%, 01/15/2025	588,237	563,812
0.38%, 07/15/2025	4,031,719	3,927,306
U.S. Treasury Note
0.38%, 03/15/2016	4,037,300	4,041,349

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.75%, 03/31/2022	$ 6,335,400	$ 6,351,074
1.88%, 08/31/2022	8,204,500	8,273,943
2.00%, 02/15/2025	4,691,600	4,673,275
2.00%, 08/15/2025 (A) (G)	19,798,500	19,693,845
2.13%, 05/15/2025	12,590,100	12,665,842
2.25%, 11/15/2024 (S)	18,136,500	18,475,616

Total U.S. Government Obligations (Cost $81,348,064)		81,824,959

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
Japan - 3.7%
Japan Treasury Discount Bill
0.00% (T), 10/05/2015 - 02/10/2016 (L)	JPY 6,620,000,000	55,184,059

Mexico - 1.4%
Mexico Cetes
3.14%, 10/15/2015 (L)	MXN 54,106,720	3,196,850
3.16%, 10/01/2015 (L)	23,800,000	1,407,876
3.19%, 10/29/2015 (L)	30,371,490	1,792,261
3.21%, 10/01/2015 (L)	35,871,240	2,121,943
3.21%, 11/12/2015 (L)	67,291,030	3,966,059
3.24%, 11/26/2015 (L)	15,184,590	893,831
3.42%, 11/12/2015 (L)	15,800,000	930,991
3.46%, 12/10/2015 (L)	18,970,000	1,114,792
3.48%, 12/24/2015 (L)	23,734,980	1,392,914
3.48%, 01/07/2016 (L)	15,810,000	926,608
3.50%, 01/07/2016 (L)	24,534,980	1,437,889
3.53%, 02/18/2016 (L)	23,711,660	1,383,976

		20,565,990

Total Short-Term Foreign Government Obligations (Cost $76,285,268)		75,750,049

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 20.0%
U.S. Treasury Bill
0.00% (T), 12/24/2015 (L)	$ 37,275,000	37,275,000
0.02%, 10/15/2015 - 10/22/2015 (A) (L)	5,000,000	4,999,948
0.03%, 10/15/2015 (A) (L)	19,000,000	18,999,807
0.03%, 10/29/2015 (L)	6,000,000	5,999,848
0.05%, 10/22/2015 (A) (L)	7,325,000	7,324,786
0.05%, 10/29/2015 (L)	4,000,000	3,999,845
0.08%, 03/24/2016 (A) (L)	25,000,000	24,990,886
0.10%, 03/24/2016 (A) (L)	46,500,000	46,478,526
0.13%, 12/31/2015 - 02/18/2016 (L)	16,000,000	15,992,786
0.14%, 01/14/2016 - 02/11/2016 (L)	14,000,000	13,993,719
0.16%, 01/21/2016 - 02/11/2016 (L)	65,000,000	64,962,277
0.18%, 02/04/2016 (L)	6,000,000	5,996,220
0.19%, 03/03/2016 - 03/10/2016 (L)	47,000,000	46,960,691

Total Short-Term U.S. Government Obligations (Cost $297,974,339)		297,974,339

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (C)
Call - Amazon.com, Inc.
Exercise Price $490.00
Expires 10/16/2015	3	8,940
Call - Goodyear Tire & Rubber Co.
Exercise Price $31.00
Expires 10/16/2015	36	900
Call - salesforce.com, Inc.
Exercise Price $70.00
Expires 12/18/2015	13	5,057

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - salesforce.com, Inc.
Exercise Price $72.50
Expires 12/18/2015	19	$ 5,890
Call - SPDR Gold Shares
Exercise Price $110.00
Expires 12/31/2015	834	199,326
Call - SPDR Gold Shares
Exercise Price $111.00
Expires 01/15/2016	596	143,040
Call - SPDR Gold Shares
Exercise Price $113.00
Expires 03/18/2016	441	131,859
Call - SPDR Gold Shares
Exercise Price $114.00
Expires 03/18/2016	759	214,038

Total Exchange-Traded Options Purchased (Cost $843,880)		709,050

OVER-THE-COUNTER OPTIONS PURCHASED - 0.4% (F) (U)
Call - Abbott Laboratories
Exercise Price $49.00
Expires 01/15/2016, CITI	71,600	10,285
Call - Activision Blizzard, Inc.
Exercise Price $19.00
Expires 01/15/2016, DUB	70,659	833,776
Call - Bank of America Corp.
Exercise Price $16.50
Expires 01/15/2016, GSC	198,100	104,054
Call - Bank of New York Mellon Corp.
Exercise Price $46.00
Expires 05/20/2016, DUB	111,553	80,721
Call - Baxter International, Inc.
Exercise Price $72.75
Expires 03/18/2016, GSC	29,179	46,943
Call - Citigroup, Inc.
Exercise Price $50.50
Expires 01/15/2016, GSC	92,000	239,189
Call - Delta Air Lines, Inc.
Exercise Price $47.50
Expires 12/18/2015, MSC	4,098	7,305
Call - EURO STOXX 50® Index
Exercise Price EUR 3,426.55
Expires 09/21/2018, DUB	375	84,928
Call - EURO STOXX 50® Index
Exercise Price EUR 3,450.00
Expires 03/17/2017, MSC	882	128,868
Call - EURO STOXX 50® Index
Exercise Price EUR 3,500.00
Expires 06/16/2017, CITI	819	113,963
Call - EURO STOXX 50® Index
Exercise Price EUR 3,500.00
Expires 12/15/2017, BCLY	901	157,712
Call - EURO STOXX 50® Index
Exercise Price EUR 3,500.00
Expires 03/16/2018, GSC	749	136,494
Call - EURO STOXX 50® Index
Exercise Price EUR 3,600.00
Expires 09/15/2017, BOA	878	114,977
Call - EURO STOXX 50® Index
Exercise Price EUR 3,600.00
Expires 06/15/2018, UBS	363	58,071
Call - Freeport-McMoRan, Inc.
Exercise Price $12.00
Expires 11/20/2015, DUB	85,130	31,924

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - General Electric Co.
Exercise Price $28.50
Expires 01/15/2016, DUB	145,893	$ 21,919
Put - Gentex Corp.
Exercise Price $15.00
Expires 03/18/2016, MSC	30,748	29,979
Put - Gentex Corp.
Exercise Price $15.00
Expires 03/18/2016, UBS	7,948	7,749
Call - Gilead Sciences, Inc.
Exercise Price $95.00
Expires 01/15/2016, CITI	13,900	128,575
Call - Gilead Sciences, Inc.
Exercise Price $99.00
Expires 05/20/2016, DUB	15,816	159,395
Call - Goldman Sachs Group, Inc.
Exercise Price $220.00
Expires 01/15/2016, DUB	10,200	2,907
Call - Goldman Sachs Group, Inc.
Exercise Price $220.00
Expires 05/20/2016, DUB	26,800	33,384
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 46,600.00
Expires 02/17/2016, BNP	82	68,376
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 47,000.00
Expires 02/17/2016, MSC	94	82,457
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 49,122.00
Expires 08/17/2016, BOA	83	90,099
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 51,369.43
Expires 08/17/2016, BOA	193	254,895
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 51,370.00
Expires 08/17/2016, GSC	65	85,850
Call - Ingersoll-Rand Co.
Exercise Price $63.50
Expires 01/15/2016, MSC	25,564	3,360
Call - International Business Machines Corp.
Exercise Price $182.00
Expires 01/15/2016, DUB	13,620	1,005
Call - International Business Machines Corp.
Exercise Price $182.00
Expires 01/15/2016, BCLY	13,619	1,005
Call - Johnson & Johnson
Exercise Price $103.00
Expires 04/15/2016, GSC	146,775	236,029
Call - JPMorgan Chase & Co.
Exercise Price $59.00
Expires 01/15/2016, GSC	70,800	295,588
Call - KeyCorp
Exercise Price $15.75
Expires 05/20/2016, DUB	148,737	43,092
Call - Merck & Co., Inc.
Exercise Price $59.00
Expires 01/15/2016, GSC	143,557	31,130
Call - MetLife, Inc.
Exercise Price $57.50
Expires 01/15/2016, GSC	109,266	20,214

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - Morgan Stanley
Exercise Price $40.75
Expires 05/20/2016, DUB	111,553	$ 37,340
Call - Morgan Stanley Custom Index
Exercise Price JPY 131.28
Expires 12/11/2015, MSC	2,451,202	178,935
Call - Morgan Stanley Custom Index
Exercise Price JPY 139.99
Expires 12/11/2015, MSC	632,982	73,515
Call - Nikkei 225 Index
Exercise Price JPY 21,968.28
Expires 03/09/2018, GSC	30,667	185,787
Call - Pfizer, Inc.
Exercise Price $33.00
Expires 01/15/2016, CITI	274,100	260,395
Call - Prudential Financial, Inc.
Exercise Price $90.00
Expires 01/15/2016, CITI	84,952	45,449
Put - Russell 2000® Index
Exercise Price $1,130.00
Expires 10/16/2015, BOA	11,284	430,485
Put - S&P 500®
Exercise Price $1,920.00
Expires 10/16/2015, CSFB	7,839	312,776
Put - S&P 500®
Exercise Price $1,925.00
Expires 10/16/2015, BNP	3,694	158,103
Call - S&P 500®
Exercise Price $2,025.00
Expires 10/30/2015, MSC	3,755	18,775
Call - STOXX® Europe 600 Index
Exercise Price EUR 355.61
Expires 03/17/2017, CSFB	7,951	202,457
Call - STOXX® Europe 600 Index
Exercise Price EUR 372.06
Expires 09/15/2017, JPM	5,680	107,962
Call - STOXX® Europe 600 Index
Exercise Price EUR 400.00
Expires 12/16/2016, CSFB	16,361	130,347
Call - STOXX® Europe 600 Index
Exercise Price EUR 415.00
Expires 09/16/2016, JPM	9,876	35,496
Call - SunTrust Banks, Inc.
Exercise Price $45.50
Expires 05/20/2016, DUB	111,600	70,510
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,000.77
Expires 09/21/2016, CITI	12,200	54,685
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,483.14
Expires 09/21/2016, CITI	11,296	27,558
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,677.00
Expires 12/16/2016, GSC	11,600	33,519
Call - Teva Pharmaceutical Industries, Ltd.
Exercise Price $63.50
Expires 05/20/2016, DUB	29,500	70,073
Call - TOPIX Index
Exercise Price JPY 1,525.00
Expires 12/11/2015, BOA	257,439	56,539
Call - TOPIX Index
Exercise Price JPY 1,675.00
Expires 06/10/2016, MSC	248,900	46,563

	Number of Contract	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - TOPIX Index
Exercise Price JPY 1,675.00
Expires 06/10/2016, CITI	469,336	$ 87,802
Call - TOPIX Index
Exercise Price JPY 1,685.00
Expires 12/11/2015, CITI	508,639	15,024
Call - TOPIX Index
Exercise Price JPY 1,690.00
Expires 03/11/2016, CITI	765,109	79,003
Call - United Continental Holdings, Inc.
Exercise Price $61.50
Expires 12/18/2015, MSC	1,891	2,006
Call - Wells Fargo & Co.
Exercise Price $59.00
Expires 05/20/2016, DUB	111,553	81,298
Call - Wells Fargo & Co.
Exercise Price $60.00
Expires 01/15/2016, GSC	34,000	5,440

Total Over-the-Counter Options Purchased (Cost $12,640,754)		6,554,060

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C) (F) (U)
Call - USD vs. JPY
Exercise Price $123.00
Expires 11/25/2015, CSFB	1,550,309	9,880
Call - USD vs. JPY
Exercise Price $123.00
Expires 11/25/2015, CSFB	1,550,309	9,550
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/03/2015, DUB	1,550,309	2,186
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/03/2015, CSFB	1,550,309	2,186
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/03/2015, CSFB	1,550,309	2,186
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/03/2015, DUB	1,551,328	2,187
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/03/2015, DUB	1,550,309	2,186
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/19/2015, CSFB	1,550,309	4,107
Call - USD vs. JPY
Exercise Price $125.00
Expires 11/19/2015, CSFB	1,550,309	4,110

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $169,276)		38,578

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (F) (U)
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.45%
Expires 11/24/2015, GSC	95,260,000	536,217
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.00%
Expires 11/20/2015, GSC	47,570,000	430,607

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.07%
Expires 04/04/2018, DUB	JPY 269,375,596	$ 10,126
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.25%
Expires 07/29/2016, DUB	342,740,000	7,470
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.35%
Expires 01/25/2016, GSC	263,962,885	130
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.35%
Expires 01/25/2016, GSC	529,703,440	262

Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $1,005,794)		984,812

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (L)	169,811,651	169,811,651

Total Securities Lending Collateral (Cost $169,811,651)		169,811,651

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (L), dated 09/30/2015, to be repurchased at $6,198,470 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $6,324,200.	$ 6,198,468	6,198,468

Total Repurchase Agreement (Cost $6,198,468)		6,198,468

Total Investments (Cost $1,779,202,911) (V)		1,669,892,214
Net Other Assets (Liabilities) - (12.1)%		(180,001,067)

Net Assets - 100.0%		$ 1,489,891,147

	Shares	Value
SECURITIES SOLD SHORT - (0.3)%
COMMON STOCKS - (0.3)%
Capital Markets - (0.1)%
Franklin Resources, Inc.	(7,903)	$ (294,466)
T. Rowe Price Group, Inc.	(4,344)	(301,908)
Waddell & Reed Financial, Inc., Class A	(16,259)	(565,325)

		(1,161,699)

Food & Staples Retailing - (0.0)% (C)
AEON Co., Ltd.	(31,500)	(488,688)

Household Products - (0.0)% (C)
Reckitt Benckiser Group PLC	(3,226)	(292,552)

Shares		Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Media - (0.1)%
Walt Disney, Co.	(7,184)	$ (734,205)

Oil, Gas & Consumable Fuels - (0.1)%
ConocoPhillips	(24,939)	(1,196,075)

Total Common Stocks (Proceeds $3,942,124)		(3,873,219)

Total Securities Sold Short (Proceeds $3,942,124)		$ (3,873,219)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Aetna, Inc.	USD	130.00	10/16/2015	15	$(6,280)	$(165)
Call - Amazon.com, Inc.	USD	540.00	10/16/2015	3	(3,444)	(1,320)
Call - Philip Morris International, Inc.	USD	85.00	12/18/2015	93	(18,404)	(7,719)
Call - salesforce.com, Inc.	USD	80.00	12/18/2015	32	(5,311)	(3,520)
Put - Goodyear Tire & Rubber Co.	USD	28.00	10/16/2015	36	(3,517)	(1,836)
Put - Google, Inc.	USD	600.00	12/18/2015	5	(6,923)	(10,200)
Put - Google, Inc.	USD	615.00	10/16/2015	2	(4,418)	(4,940)
Put - Molson Coors Brewing Co.	USD	65.00	01/15/2016	46	(14,545)	(6,210)
Put - salesforce.com, Inc.	USD	67.50	12/18/2015	32	(9,822)	(13,120)

Total					$(72,664)	$(49,030)

OVER-THE-COUNTER OPTIONS WRITTEN: (F) (U)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Abbott Laboratories	CITI	USD	55.00	01/15/2016	71,600	$(34,153)	$(2,506)
Call - Activision Blizzard, Inc.	DUB	USD	24.00	01/15/2016	70,659	(58,647)	(501,679)
Call - Bank of America Corp.	GSC	USD	19.00	01/15/2016	198,100	(90,472)	(19,642)
Call - Bank of New York Mellon Corp.	DUB	USD	51.25	05/20/2016	111,553	(75,856)	(26,260)
Call - Baxter International, Inc.	GSC	USD	82.00	03/18/2016	29,179	(13,714)	(12,744)
Call - Citigroup, Inc.	GSC	USD	57.50	01/15/2016	92,000	(139,150)	(44,620)
Call - Delta Air Lines, Inc.	MSC	USD	54.00	12/18/2015	4,098	(2,746)	(1,575)
Call - Freeport-McMoRan, Inc.	DUB	USD	15.00	11/20/2015	85,130	(34,903)	(9,364)
Call - Gilead Sciences, Inc.	DUB	USD	107.50	05/20/2016	15,816	(101,376)	(104,926)
Call - Goldman Sachs Group, Inc.	DUB	USD	245.00	05/20/2016	26,800	(90,048)	(9,597)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	BNP	BRL	51,000.00	02/17/2016	82	(55,000)	(38,769)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	MSC	BRL	51,500.00	02/17/2016	94	(55,643)	(40,541)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	BOA	BRL	60,785.00	08/17/2016	83	(66,400)	(27,923)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	GSC	BRL	63,000.00	08/17/2016	65	(45,624)	(15,586)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	BOA	BRL	63,004.60	08/17/2016	193	(130,835)	(46,245)
Call - Johnson & Johnson	GSC	USD	113.00	04/15/2016	36,693	(44,032)	(14,796)
Call - JPMorgan Chase & Co.	GSC	USD	66.00	01/15/2016	70,800	(88,281)	(78,550)
Call - KeyCorp	DUB	USD	17.90	05/20/2016	148,737	(46,108)	(35,797)
Call - Merck & Co., Inc.	GSC	USD	65.00	01/15/2016	143,557	(140,686)	(9,331)
Call - MetLife, Inc.	GSC	USD	67.50	01/15/2016	109,266	(81,949)	(3,893)
Call - Morgan Stanley	DUB	USD	46.00	05/20/2016	111,553	(89,242)	(37,997)
Call - Pfizer, Inc.	CITI	USD	37.50	01/15/2016	274,100	(106,899)	(36,927)
Call - Prudential Financial, Inc.	CITI	USD	105.00	01/15/2016	84,952	(220,875)	(22,937)
Call - SunTrust Banks, Inc.	DUB	USD	51.75	05/20/2016	111,600	(61,380)	(29,230)
Call - Teva Pharmaceutical Industries, Ltd.	DUB	USD	73.00	05/20/2016	29,500	(41,984)	(19,719)
Call - TOPIX Index	CITI	JPY	1,800.00	12/11/2015	508,639	(103,584)	(4,498)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (F) (U)

Description (continued)	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - United Continental Holdings, Inc.	CITI	USD	60.00	01/15/2016	13,410	$(106,610)	$(25,345)
Call - United Continental Holdings, Inc.	MSC	USD	70.00	12/18/2015	1,891	(2,175)	(425)
Call - Valeant Pharmaceuticals International, Inc.	BCLY	USD	240.00	01/15/2016	2,200	(34,430)	(6,710)
Call - Wells Fargo & Co.	DUB	USD	66.00	05/20/2016	111,553	(71,394)	(24,503)
Put - Delta Air Lines, Inc.	MSC	USD	43.00	12/18/2015	4,098	(6,475)	(8,954)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,733)	(123,373)
Put - General Electric Co.	DUB	USD	23.00	03/18/2016	31,233	(48,099)	(30,140)
Put - Gilead Sciences, Inc.	DUB	USD	90.00	05/20/2016	15,816	(128,900)	(117,038)
Put - Ingersoll-Rand Co.	MSC	USD	56.00	01/15/2016	25,564	(49,035)	(166,941)
Put - Morgan Stanley Custom Index	MSC	JPY	128.68	12/11/2015	2,451,202	(217,152)	(180,638)
Put - Morgan Stanley Custom Index	MSC	JPY	137.22	12/11/2015	632,982	(58,907)	(39,107)
Put - Mylan, Inc.	BCLY	USD	60.00	01/15/2016	11,482	(34,446)	(232,798)
Put - Nikkei 225 Index	GSC	JPY	17,974.04	03/09/2018	30,667	(444,320)	(720,172)
Put - Russell 2000® Index	BOA	USD	1,025.00	10/16/2015	11,284	(67,704)	(41,149)
Put - S&P 500®	CSFB	USD	1,790.00	10/16/2015	7,839	(137,183)	(60,360)
Put - S&P 500®	BNP	USD	1,800.00	10/16/2015	3,694	(70,186)	(35,278)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,100.70	09/21/2016	12,200	(205,551)	(289,910)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,691.29	09/21/2016	11,296	(193,930)	(365,309)
Put - Taiwan Stock Exchange Weighted Index	GSC	TWD	8,868.97	12/16/2016	11,600	(220,400)	(455,580)
Put - Teva Pharmaceutical Industries, Ltd.	DUB	USD	55.00	05/20/2016	29,500	(97,026)	(141,193)
Put - TOPIX Index	MSC	JPY	1,450.00	06/10/2016	248,900	(127,653)	(280,144)
Put - TOPIX Index	CITI	JPY	1,475.00	06/10/2016	234,668	(143,934)	(292,730)
Put - TOPIX Index	CITI	JPY	1,485.00	03/11/2016	765,109	(185,040)	(842,481)
Put - TOPIX Index	CITI	JPY	1,500.00	06/10/2016	234,668	(157,999)	(323,358)
Put - TOPIX Index	BOA	JPY	1,525.00	12/11/2015	257,439	(56,085)	(292,746)
Put - TOPIX Index	CITI	JPY	1,535.00	12/11/2015	508,639	(114,812)	(610,838)
Put - Twitter, Inc.	CITI	USD	30.00	01/15/2016	26,257	(99,251)	(130,629)
Put - United Continental Holdings, Inc.	MSC	USD	55.00	12/18/2015	1,891	(4,255)	(9,360)

Total						$(5,239,272)	$(7,042,861)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (F) (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.25%	11/24/2015	USD	95,260,000	$(214,335)	$(173,988)

CENTRALLY CLEARED SWAP AGREEMENTS: (W)

Credit Default Swap Agreements on Credit Indices – Sell Protection (X)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 23	5.00%	06/20/2020	EUR	2,266,400	$124,276	$164,584	$(40,308)
Markit iTraxx® Europe Crossover - Series 24	5.00	12/20/2020	EUR	9,715,000	640,652	753,233	(112,581)
North American High Yield Index - Series 24	5.00	06/20/2020	USD	693,000	20,202	42,215	(22,013)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	8,993,000	47,798	121,132	(73,334)
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	3,588,000	12,833	30,379	(17,546)

Total					$845,761	$1,111,543	$(265,782)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (W)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.55%	03/11/2020	USD	130,000	$335	$(3)	$338
3-Month USD-LIBOR	1.88	03/11/2020	USD	15,420,000	389,139	—	389,139
3-Month USD-LIBOR	2.22	04/07/2025	USD	15,560,000	328,953	(227)	329,180
3-Month USD-LIBOR	2.28	04/07/2025	USD	1,320,000	3,571	(51)	3,622
3-Month USD-LIBOR	2.71	09/28/2023	USD	32,050,000	87,053	134	86,919
3-Month USD-LIBOR	2.99	09/17/2025	USD	7,982,500	102,019	70	101,949
3-Month USD-LIBOR	3.03	09/18/2025	USD	13,745,487	46,582	120	46,462

Total					$957,652	$43	$957,609

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.75%	03/11/2017	USD	12,637,000	$(44,982)	$191	$(45,173)
3-Month USD-LIBOR	0.77	04/07/2017	USD	25,360,000	(374,251)	400	(374,651)
3-Month USD-LIBOR	1.03	03/11/2017	USD	38,190,000	(215,330)	—	(215,330)
3-Month USD-LIBOR	1.08	04/07/2017	USD	71,760,000	(813,434)	(207)	(813,227)
3-Month USD-LIBOR	1.95	09/11/2022	USD	7,960,000	(136,266)	97	(136,363)

Total					$(1,584,263)	$481	$(1,584,744)

OVER-THE-COUNTER SWAP AGREEMENTS: (F) (U)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	BOA	03/15/2017	USD	2,425,715	JPY	291,900,000	$23,459	$1,078	$22,381

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	DUB	2.06%	03/17/2020	PLN 4,470,000	$19,090	$—	$19,090
6-Month PLN-WIBOR	DUB	2.05	03/19/2020	PLN 1,490,000	4,343	—	4,343

Total					$23,433	$—	$23,433

Total Return Swap Agreements – Payable (AA)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals Tbk PT	CSFB	1-Month USD-LIBOR	02/08/2016	384,100	$(77,561)	$—	$(77,561)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (F) (U)

Total Return Swap Agreements – Receivable (AA)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	$(59,993)	$—	$(59,993)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	(67,066)	—	(67,066)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,000	(36,874)	—	(36,874)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	5,900	(82,903)	—	(82,903)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,200	(43,266)	—	(43,266)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2016	220,000	117,551	7,101	110,450
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2016	220,000	109,299	(2,582)	111,881
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	147,043	13,556	133,487
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	138,290	3,286	135,004

Total				$222,081	$21,361	$200,720

FUTURES CONTRACTS: (AB)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Long	302	12/18/2015	$—	$(273,964)
EURO STOXX 600® Index	Long	278	12/18/2015	—	(57,674)
MSCI Emerging Markets Mini Index	Short	(168)	12/18/2015	65,348	—
NASDAQ-100 E-Mini Index	Long	136	12/18/2015	—	(329,890)
Nikkei 225 Index	Long	14	12/10/2015	19,226	—
Russell 2000® Mini Index	Short	(97)	12/18/2015	486,590	—
S&P 500® E-Mini	Short	(358)	12/18/2015	550,402	—
TOPIX Index	Long	13	12/10/2015	19,560	—

Total				$1,141,126	$(661,528)

FORWARD FOREIGN CURRENCY CONTRACTS: (F) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	11/02/2015	EUR	810,000	USD	913,688	$—	$(8,144)
BBH	11/02/2015	GBP	847,000	USD	1,309,335	—	(28,237)
BNP	10/01/2015	BRL	11,001,590	USD	2,701,861	72,085	—
BNP	10/01/2015	JPY	408,952,000	USD	3,413,053	—	(4,089)
BNP	10/01/2015	USD	2,879,052	BRL	11,001,590	156,027	(50,921)
BNP	10/01/2015	USD	3,277,439	JPY	408,952,000	—	(131,525)
BNP	10/02/2015	MXN	21,944,000	USD	1,296,237	1,636	—
BNP	10/02/2015	USD	1,339,478	MXN	21,944,000	41,605	—
BNP	10/15/2015	USD	3,698,539	JPY	442,116,000	12,510	—
BNP	10/16/2015	USD	2,800,133	BRL	10,118,000	262,808	—
BNP	10/29/2015	USD	2,866,705	JPY	346,488,000	—	(22,569)
BNP	11/10/2015	USD	3,758,645	JPY	450,000,000	5,705	—
BNP	11/13/2015	USD	1,360,958	BRL	5,567,000	—	(21,748)
BNP	11/13/2015	USD	3,496,879	JPY	418,781,000	4,173	—
BNP	11/20/2015	USD	1,356,298	MXN	23,053,000	—	(1,753)
BNP	11/24/2015	USD	7,930,678	JPY	950,000,000	6,446	—
BNP	02/18/2016	USD	1,385,893	MXN	23,711,660	—	(915)
CSFB	10/02/2015	JPY	400,993,000	USD	3,345,330	—	(2,675)
CSFB	10/02/2015	TWD	49,058,720	USD	1,484,273	6,118	(484)

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (F) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	10/02/2015	USD	3,205,380	JPY	400,993,000	$—	$(137,275)
CSFB	10/02/2015	USD	1,521,437	TWD	49,058,720	31,529	—
CSFB	10/16/2015	EUR	4,231,000	USD	4,670,728	58,134	—
CSFB	10/27/2015	USD	2,999,980	KRW	3,221,979,000	284,529	—
CSFB	10/29/2015	USD	1,915,216	MXN	30,371,490	123,143	—
CSFB	10/30/2015	EUR	2,200,000	USD	2,476,562	—	(17,139)
CSFB	10/30/2015	USD	2,466,596	EUR	2,200,000	7,173	—
CSFB	10/30/2015	USD	1,398,552	IDR	20,216,069,000	34,905	—
CSFB	11/05/2015	USD	2,699,723	MXN	45,746,000	1,746	—
CSFB	11/13/2015	USD	749,490	TWD	25,003,000	—	(9,972)
CSFB	11/18/2015	USD	1,501,000	IDR	21,656,428,000	55,117	—
CSFB	11/20/2015	USD	3,465,776	JPY	415,200,000	2,640	—
CSFB	11/27/2015	USD	955,438	MXN	15,184,590	61,392	—
CSFB	12/03/2015	USD	1,528,000	MYR	6,421,878	73,062	—
CSFB	12/10/2015	USD	4,979,429	JPY	610,000,000	—	(111,230)
CSFB	12/18/2015	INR	144,018,823	USD	2,200,104	—	(37,286)
CSFB	12/18/2015	USD	2,151,719	INR	144,018,823	—	(11,100)
CSFB	12/24/2015	USD	1,395,108	MXN	23,734,980	679	—
DUB	10/01/2015	USD	1,543,871	MXN	23,800,000	136,110	—
DUB	10/02/2015	MXN	22,753,000	USD	1,343,946	1,776	—
DUB	10/02/2015	USD	1,387,420	MXN	22,753,000	41,699	—
DUB	10/15/2015	EUR	2,519,000	USD	2,882,824	—	(67,458)
DUB	10/15/2015	USD	1,536,000	BRL	5,506,867	154,549	—
DUB	10/15/2015	USD	3,473,389	MXN	54,106,720	276,840	—
DUB	10/16/2015	USD	763,635	BRL	2,761,000	71,250	—
DUB	10/27/2015	USD	3,637,384	KRW	3,915,644,000	337,319	—
DUB	11/12/2015	USD	4,363,597	MXN	67,291,030	397,069	—
DUB	11/19/2015	USD	1,357,649	MXN	23,078,000	—	(1,978)
DUB	12/21/2015	USD	6,630,201	JPY	800,000,000	—	(49,100)
DUB	02/10/2016	USD	6,383,864	JPY	790,000,000	—	(220,262)
GSC	12/11/2015	USD	1,494,000	CLP	1,041,467,400	7,825	—
HSBC	10/05/2015	USD	2,442,062	JPY	300,000,000	—	(58,801)
HSBC	10/09/2015	USD	3,083,330	SGD	4,331,000	40,718	—
HSBC	11/06/2015	USD	2,690,262	JPY	323,317,000	—	(6,027)
HSBC	11/16/2015	USD	6,360,709	JPY	790,000,000	—	(228,270)
HSBC	11/30/2015	USD	6,559,294	JPY	790,000,000	—	(30,814)
HSBC	12/10/2015	USD	1,104,931	MXN	18,970,000	—	(10,829)
HSBC	01/07/2016	USD	918,679	MXN	15,810,000	—	(9,172)
JPM	10/01/2015	JPY	747,797,000	USD	6,247,208	—	(13,681)
JPM	10/01/2015	USD	5,979,147	JPY	747,797,000	—	(254,379)
JPM	10/01/2015	USD	2,351,056	MXN	35,871,240	229,286	—
JPM	10/09/2015	USD	5,231,348	JPY	629,734,000	—	(18,495)
JPM	10/13/2015	USD	4,333,767	JPY	520,000,000	—	(1,489)
JPM	10/16/2015	EUR	2,917,000	USD	3,221,068	39,175	—
JPM	10/23/2015	USD	1,500,192	IDR	21,812,794,000	24,751	—
JPM	11/12/2015	USD	932,384	MXN	15,800,000	1,040	—
JPM	11/27/2015	USD	3,685,331	CNY	24,211,000	—	(106,104)
MSC	10/08/2015	USD	2,610,668	JPY	323,407,000	—	(85,413)
MSC	10/16/2015	USD	2,591,066	BRL	9,368,000	241,822	—
MSC	10/29/2015	USD	881,817	AUD	1,257,000	962	—
MSC	11/05/2015	USD	3,318,288	JPY	397,959,000	—	(434)
MSC	11/06/2015	USD	1,523,192	SGD	2,177,000	—	(4,688)
MSC	12/11/2015	USD	3,592,082	KRW	4,307,984,000	—	(34,020)
MSC	01/07/2016	USD	1,441,411	MXN	24,534,980	1,512	—
MSC	01/13/2016	USD	5,071,077	JPY	620,000,000	—	(108,761)

Total						$3,306,865	$(1,907,237)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	4.9%	$ 81,824,959
Foreign Government Obligations	4.8	79,738,068
Pharmaceuticals	4.1	68,366,041
Oil, Gas & Consumable Fuels	4.0	66,419,636
Banks	3.8	63,500,562
Diversified Financial Services	3.3	54,790,654
Health Care Providers & Services	2.1	35,202,529
Diversified Telecommunication Services	2.1	35,028,652
Software	2.1	34,614,142
Internet Software & Services	2.0	33,962,647
Capital Markets	1.9	32,085,870
Insurance	1.9	30,829,931
Real Estate Management & Development	1.7	28,922,827
Automobiles	1.6	26,841,361
Chemicals	1.5	24,541,917
Biotechnology	1.4	23,859,104
Metals & Mining	1.4	22,956,859
Technology Hardware, Storage & Peripherals	1.4	22,630,398
Media	1.4	22,573,698
Beverages	1.1	19,077,113
Auto Components	1.1	18,565,069
IT Services	1.0	16,119,027
Real Estate Investment Trusts	1.0	15,992,887
Communications Equipment	0.8	13,659,757
Aerospace & Defense	0.8	13,025,760
Machinery	0.8	13,000,483
Household Products	0.8	12,943,697
Energy Equipment & Services	0.7	12,354,084
Electrical Equipment	0.7	12,228,326
Semiconductors & Semiconductor Equipment	0.6	10,693,742
Industrial Conglomerates	0.6	10,282,590
Road & Rail	0.6	10,083,917
Wireless Telecommunication Services	0.6	9,304,624
Air Freight & Logistics	0.5	8,819,310
Electric Utilities	0.5	8,672,700
Multi-Utilities	0.5	8,585,728
Trading Companies & Distributors	0.5	8,512,025
Food & Staples Retailing	0.5	8,492,026
Food Products	0.5	7,914,818
Hotels, Restaurants & Leisure	0.4	6,926,012
Health Care Equipment & Supplies	0.4	6,568,547
Over-the-Counter Options Purchased	0.4	6,554,060
Airlines	0.4	6,277,479
Independent Power and Renewable Electricity Producers	0.4	6,179,173
U.S. Government Agency Obligation	0.3	5,644,847
Electronic Equipment, Instruments & Components	0.3	5,553,623
Tobacco	0.3	5,171,816
Consumer Finance	0.3	4,462,307
Household Durables	0.3	4,375,839
Commercial Services & Supplies	0.3	4,283,994
Specialty Retail	0.2	4,041,101
Gas Utilities	0.2	3,202,301
Construction & Engineering	0.2	3,033,789
Health Care Technology	0.1	2,329,953
Life Sciences Tools & Services	0.1	2,244,816
Paper & Forest Products	0.1	2,236,850
Water Utilities	0.1	1,729,292
Multiline Retail	0.1	1,695,915

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Building Products	0.1%		$1,559,190
Textiles, Apparel & Luxury Goods	0.1		1,514,910
Leisure Products	0.1		1,408,688
Personal Products	0.1		1,270,764
Containers & Packaging	0.1		1,209,090
Over-the-Counter Interest Rate Swaptions Purchased	0.1		984,812
Exchange-Traded Options Purchased	0.0	(C)	709,050
Transportation Infrastructure	0.0	(C)	583,288
Marine	0.0	(C)	489,701
Internet & Catalog Retail	0.0	(C)	436,598
Thrifts & Mortgage Finance	0.0	(C)	286,902
Distributors	0.0	(C)	88,759
Diversified Consumer Services	0.0	(C)	48,125
Over-the-Counter Foreign Exchange Options Purchased	0.0	(C)	38,578

Investments, at Value	67.1		1,120,157,707
Short-Term Investments	32.9		549,734,507

Total Investments	100.0%		$1,669,892,214

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$457,707,972	$304,273,579	$3,214,324	$765,195,875
Convertible Preferred Stocks	12,113,519	408,633	—	12,522,152
Preferred Stocks	8,449,650	1,307,232	7,441,915	17,198,797
Exchange-Traded Funds	14,591,725	—	—	14,591,725
Master Limited Partnership	866,092	—	—	866,092
Warrants	—	127,468	—	127,468
Convertible Bonds	—	23,003,684	2,530,942	25,534,626
Corporate Debt Securities	—	91,567,151	—	91,567,151
Foreign Government Obligations	—	79,738,068	—	79,738,068
Loan Assignments	—	17,059,447	—	17,059,447
U.S. Government Agency Obligation	—	5,644,847	—	5,644,847
U.S. Government Obligations	—	81,824,959	—	81,824,959
Short-Term Foreign Government Obligations	—	75,750,049	—	75,750,049
Short-Term U.S. Government Obligations	—	297,974,339	—	297,974,339
Exchange-Traded Options Purchased	709,050	—	—	709,050
Over-the-Counter Options Purchased	6,554,060	—	—	6,554,060
Over-the-Counter Foreign Exchange Options Purchased	—	38,578	—	38,578
Over-the-Counter Interest Rate Swaptions Purchased	—	984,812	—	984,812
Securities Lending Collateral	169,811,651	—	—	169,811,651
Repurchase Agreement	—	6,198,468	—	6,198,468

Total Investments	$670,803,719	$985,901,314	$13,187,181	$1,669,892,214

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value at September 30, 2015
ASSETS (continued)
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$845,761	$—	$845,761
Centrally Cleared Interest Rate Swap Agreements	—	957,652	—	957,652
Over-The-Counter Cross Currency Swap Agreements	—	23,459	—	23,459
Over-The-Counter Interest Rate Swap Agreements	—	23,433	—	23,433
Over-The-Counter Total Return Swap Agreements	—	512,183	—	512,183
Futures Contracts (AE)	1,141,126	—	—	1,141,126
Forward Foreign Currency Contracts (AE)	—	3,306,865	—	3,306,865

Total Other Financial Instruments	$1,141,126	$5,669,353	$—	$6,810,479

LIABILITIES
Securities Sold Short
Common Stocks	$(3,091,979)	$(781,240)	$—	$(3,873,219)

Total Securities Sold Short	$(3,091,979)	$(781,240)	$—	$(3,873,219)

Other Financial Instruments
Exchange-Traded Options Written	$(49,030)	$—	$—	$(49,030)
Over-the-Counter Options Written	(7,042,861)	—	—	(7,042,861)
Over-the-Counter Interest Rate Swaptions Written	—	(173,988)	—	(173,988)
Centrally Cleared Interest Rate Swap Agreements	—	(1,584,263)	—	(1,584,263)
Over-The-Counter Total Return Swap Agreements	—	(367,663)	—	(367,663)
Futures Contracts (AE)	(661,528)	—	—	(661,528)
Forward Foreign Currency Contracts (AE)	—	(1,907,237)	—	(1,907,237)

Total Other Financial Instruments	$(7,753,419)	$(4,033,151)	$—	$(11,786,570)

Transfers

Investments	Transfers from Level 1 to Level 2 (AF)	Transfers from Level 2 to Level 1 (AG)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$24,660	$5,310	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $165,143,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $39,868,308, representing 2.7% of the Portfolio’s net assets.

(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $25,693,298, representing 1.7% of the Portfolio’s net assets.

(F)	Securities with an aggregate market value of $2,607,941 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(G)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $1,241,401.

(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $15,402,169, representing 1.0% of the Portfolio’s net assets.

(I)	Security is Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Illiquid security. Total aggregate value of illiquid securities is $16,601,265, representing 1.1% of the Portfolio’s net assets.
(K)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Delta Topco, Ltd.	05/02/2014	$1,033,601	$727,349	0.1%
Common Stocks	Dropbox, Inc.	05/02/2014	3,285,009	2,486,975	0.2
Preferred Stocks	Palantir Technologies, Inc.	05/02/2014	1,304,158	2,276,425	0.2
Preferred Stocks	Uber Technologies, Inc.	05/02/2014	2,002,180	5,165,490	0.3
Warrants	TFS Corp., Ltd., 07/15/2018	05/02/2014	54,391	17,704	0.0	(C)
Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/02/2014	146,983	17,806	0.0	(C)
Convertible Bonds	Telecom Italia Finance SA, 6.13%, 11/15/2016	08/08/2014 - 04/29/2015	306,749	310,190	0.0	(C)
Convertible Bonds	Volkswagen International Finance NV, 5.50%, 11/09/2015	05/02/2014 - 08/08/2014	2,579,063	1,189,449	0.1
Convertible Bonds	CapitaLand, Ltd., 2.10%, 11/15/2016	05/02/2014 - 08/20/2014	1,198,289	1,054,074	0.1
Convertible Bonds	Olam International, Ltd., 6.00%, 10/15/2016	05/02/2014 - 08/20/2015	1,184,300	1,112,375	0.1
Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/17/2014	675,900	667,004	0.0	(C)
Convertible Bonds	Delta Topco, Ltd., 10.00%, 11/24/2060	05/02/2014 - 01/01/2015	1,414,734	1,415,662	0.1
Corporate Debt Securities	First Quantum Minerals, Ltd., 7.00%, 02/15/2021	08/24/2015 - 09/29/2015	345,815	444,185	0.0	(C)
Corporate Debt Securities	Sun Hung KAI Properties Capital Market, Ltd., Series MTN, 4.50%, 02/14/2022	05/02/2014	494,135	504,006	0.0	(C)
Corporate Debt Securities	Credit Suisse Group Guernsey I, Ltd., 7.88%, 02/24/2041	05/02/2014	735,253	692,988	0.0	(C)
Foreign Government Obligations	U.K. Gilt, 2.25%, 09/07/2023	06/13/2014 - 09/03/2015	19,820,839	19,317,072	1.3

Total			$36,581,399	$37,398,754	2.5%

(L)	Rate disclosed reflects the yield at September 30, 2015.
(M)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(N)	Security in default.
(O)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2015; the maturity date disclosed is the ultimate maturity date.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(R)	All or a portion of the security represents unsettled loan commitments at September 30, 2015 where the rate will be determined at time of settlement.
(S)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $1,169,465.

(T)	Percentage rounds to less than 0.01% or (0.01)%.
(U)	Cash in the amount of $2,477,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(V)

Aggregate cost for federal income tax purposes is $1,779,202,911. Aggregate gross unrealized appreciation and depreciation for all securities is $36,235,702 and $145,546,399, respectively. Net unrealized depreciation for tax purposes is $109,310,697.

(W)	Cash in the amount of $2,667,760 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(X)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Y)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Z)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AA)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(AB)	Cash in the amount of $4,519,330 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AC)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AD)	Level 3 securities were not considered significant to the Portfolio.
(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(AF)	Transferred from Level 1 to 2 due to other observable quoted prices using similar instruments.
(AG)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2014.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
UBS	UBS AG

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2015 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TOPIX	Tokyo Price Index
WIBOR	Warsaw Interbank Offered Rate

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2015 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.8%
Capital Markets - 3.8%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	195,759	$ 16,304,767
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (A)	81,811	7,740,957
SPDR Barclays Convertible Securities ETF (A)	287,340	12,849,844
SPDR Barclays High Yield Bond ETF (A)	446,624	15,926,612
SPDR Barclays Short Term High Yield Bond ETF (A)	169,218	4,558,733

Total Exchange-Traded Funds (Cost $62,176,295)		57,380,913

INVESTMENT COMPANIES - 96.2%
Fixed Income - 52.2%
Transamerica JPMorgan Core Bond VP (B)	30,298,003	392,359,134
Transamerica PIMCO Total Return VP (B)	31,738,135	350,389,006
Transamerica Short-Term Bond (C)	3,936,550	39,404,862

		782,153,002

Global/International Equity - 6.7%
Transamerica MFS International Equity VP (B)	12,787,704	100,127,726

Tactical and Specialty - 6.3%
Transamerica Blackrock Global Allocation VP (B)	11,672,974	93,500,524
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H) (I)	79,640	578,866

		94,079,390

U.S. Equity - 31.0%
Transamerica Barrow Hanley Dividend Focused VP (B)	6,068,338	115,298,429
Transamerica Jennison Growth VP (B)	6,692,018	66,518,659
Transamerica JPMorgan Enhanced Index VP (B)	9,838,983	155,947,885
Transamerica JPMorgan Mid Cap Value VP (B)	2,093,521	41,326,098
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	909,934	24,559,121
Transamerica WMC US Growth VP (B)	2,768,079	61,534,392

		465,184,584

Total Investment Companies (Cost $1,520,749,709)		1,441,544,702

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (J)	45,762,310	45,762,310

Total Securities Lending Collateral (Cost $45,762,310)		45,762,310

Total Investments (Cost $1,628,688,314) (K)		1,544,687,925
Net Other Assets (Liabilities) - (3.1)%		(46,238,921)

Net Assets - 100.0%		$ 1,498,449,004

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$57,380,913	$—	$—	$57,380,913
Investment Companies	1,440,965,836	—	578,866	1,441,544,702
Securities Lending Collateral	45,762,310	—	—	45,762,310

Total Investments	$1,544,109,059	$—	$578,866	$1,544,687,925

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $44,763,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Non-income producing security.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $578,866, representing less than 0.1% of the Portfolio’s net assets.

(G)	Illiquid security. Total aggregate value of illiquid securities is $578,866, representing less than 0.1% of the Portfolio’s net assets.
(H)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$578,866	0.0	%(N)

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

Aggregate cost for federal income tax purposes is $1,628,688,314. Aggregate gross unrealized appreciation and depreciation for all securities is $2,325,236 and $86,325,625, respectively. Net unrealized depreciation for tax purposes is $84,000,389.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Portfolio.
(N)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 7.0%
Federation Centres, REIT	2,774,484	$ 5,357,643
Goodman Group, REIT	503,184	2,079,917
GPT Group, REIT	1,454,277	4,621,942
Investa Office Fund, REIT	1,102,899	3,066,177
Lend Lease Group	63,992	566,532
Mirvac Group, REIT	3,001,625	3,644,475
Scentre Group, REIT	1,947,948	5,361,336
Stockland, REIT	116,057	315,305

		25,013,327

France - 6.5%
Gecina SA, REIT	21,916	2,672,679
ICADE, REIT	39,843	2,703,262
Klepierre, REIT	194,339	8,807,895
Unibail-Rodamco SE, REIT	34,721	8,999,115

		23,182,951

Germany - 3.5%
Deutsche Wohnen AG	78,851	2,108,826
LEG Immobilien AG (A)	95,286	7,883,273
Vonovia SE	73,431	2,363,451

		12,355,550

Hong Kong - 6.1%
Cheung Kong Property Holdings, Ltd.	477,343	3,497,167
Hongkong Land Holdings, Ltd.	825,939	5,469,201
Link REIT	512,300	2,813,793
Sino Land Co., Ltd.	1,664,000	2,546,573
Sun Hung Kai Properties, Ltd.	566,855	7,393,666

		21,720,400

Japan - 14.6%
Daito Trust Construction Co., Ltd.	25,600	2,601,083
Daiwa House Industry Co., Ltd.	89,992	2,230,980
GLP J-REIT	1,820	1,741,421
Japan Retail Fund Investment Corp., Class A, REIT	3,440	6,655,913
Kenedix Office Investment Corp., Class A, REIT (B)	553	2,628,525
Mitsubishi Estate Co., Ltd.	579,710	11,842,028
Mitsui Fudosan Co., Ltd.	473,510	12,979,561
Nippon Prologis REIT, Inc. (B)	1,829	3,318,695
NTT Urban Development Corp. (B)	120,900	1,114,016
Orix JREIT, Inc., Class A	1,956	2,646,176
Sumitomo Realty & Development Co., Ltd.	117,777	3,748,539
Tokyo Tatemono Co., Ltd.	43,300	516,273

		52,023,210

Netherlands - 0.9%
Eurocommercial Properties NV, CVA	45,476	1,987,667
NSI NV, REIT	354,790	1,375,661

		3,363,328

Singapore - 0.8%
CapitaLand, Ltd. (B)	131,200	247,734
City Developments, Ltd. (B)	445,600	2,414,457

		2,662,191

Spain - 0.2%
Hispania Activos Inmobiliarios SA (A)	51,601	717,659

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.4%
Hufvudstaden AB, Class A (B)	120,594	$ 1,580,173

United Kingdom - 7.4%
British Land Co. PLC, REIT	421,719	5,355,673
Derwent London PLC, REIT	70,737	3,899,075
Great Portland Estates PLC, REIT	242,124	3,134,205
Hammerson PLC, REIT	411,643	3,887,005
Land Securities Group PLC, REIT	427,549	8,150,765
Safestore Holdings PLC, REIT	240,787	1,073,628
UNITE Group PLC	70,018	692,272

		26,192,623

United States - 50.4%
Alexandria Real Estate Equities, Inc., REIT	45,700	3,869,419
AvalonBay Communities, Inc., REIT	48,879	8,545,027
Boston Properties, Inc., REIT	60,630	7,178,592
DCT Industrial Trust, Inc., REIT	98,400	3,312,144
DDR Corp., REIT	291,300	4,480,194
Digital Realty Trust, Inc., REIT	49,817	3,254,046
Douglas Emmett, Inc., REIT	110,100	3,162,072
Equinix, Inc., REIT	8,200	2,241,880
Equity Residential, REIT	173,636	13,043,536
Essex Property Trust, Inc., REIT	25,132	5,614,992
Forest City Enterprises, Inc., Class A (A)	35,400	712,602
General Growth Properties, Inc., REIT	396,606	10,299,858
Healthcare Realty Trust, Inc., REIT	109,500	2,721,075
Healthcare Trust of America, Inc., Class A, REIT	89,200	2,186,292
Highwoods Properties, Inc., REIT	52,000	2,015,000
Host Hotels & Resorts, Inc., REIT	415,405	6,567,553
Kilroy Realty Corp., REIT	87,400	5,694,984
Kimco Realty Corp., REIT	297,870	7,276,964
Macerich Co., Class A, REIT	14,892	1,144,003
Paramount Group, Inc., REIT	167,800	2,819,040
Pebblebrook Hotel Trust, REIT	44,900	1,591,705
Post Properties, Inc., REIT	34,600	2,016,834
Prologis, Inc., Class A, REIT	192,110	7,473,079
Public Storage, REIT	47,730	10,101,100
Simon Property Group, Inc., REIT	102,959	18,915,628
SL Green Realty Corp., REIT	71,300	7,711,808
Spirit Realty Capital, Inc., REIT	430,700	3,936,598
Strategic Hotels & Resorts, Inc., REIT (A)	240,400	3,315,116
Sun Communities, Inc., REIT	32,000	2,168,320
Sunstone Hotel Investors, Inc., REIT	200,644	2,654,520
UDR, Inc., REIT (B)	180,984	6,240,328
VEREIT, Inc. (B)	485,600	3,748,832
Vornado Realty Trust, Class A, REIT	27,985	2,530,404
Welltower, Inc., REIT	162,845	11,036,006

		179,579,551

Total Common Stocks (Cost $348,754,663)		348,390,963

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	8,463,905	8,463,905

Total Securities Lending Collateral (Cost $8,463,905)		8,463,905

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $6,609,888 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $6,743,456.

$ 6,609,886	$ 6,609,886

Total Repurchase Agreement (Cost $6,609,886)	6,609,886

Total Investments (Cost $363,828,454) (D)	363,464,754
Net Other Assets (Liabilities) - (2.1)%	(7,438,293)

Net Assets - 100.0%	$ 356,026,461

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	75.7%	$ 275,164,897
Real Estate Management & Development	20.1	73,226,066

Investments, at Value	95.8	348,390,963
Short-Term Investments	4.2	15,073,791

Total Investments	100.0%	$ 363,464,754

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$179,579,551	$168,811,412	$—	$348,390,963
Securities Lending Collateral	8,463,905	—	—	8,463,905
Repurchase Agreement	—	6,609,886	—	6,609,886

Total Investments	$188,043,456	$175,421,298	$—	$363,464,754

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $8,180,478. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $363,828,454. Aggregate gross unrealized appreciation and depreciation for all securities is $18,728,315 and $19,092,015, respectively. Net unrealized depreciation for tax purposes is $363,700.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
Fixed Income - 22.0%
Transamerica Aegon U.S. Government Securities VP (A)	6,561	$ 78,540
Transamerica Bond (B)	2,903,575	28,280,818
Transamerica Core Bond (B)	637,670	6,408,583
Transamerica Floating Rate (B)	952,903	9,357,510
Transamerica High Yield Bond (B)	5,581,913	49,399,932
Transamerica Intermediate Bond (B)	507,377	5,114,356
Transamerica Money Market (B)	21,073	21,073
Transamerica PIMCO Total Return VP (A)	2,319,874	25,611,410
Transamerica Short-Term Bond (B)	2,616,855	26,194,714

		150,466,936

Global/International Equity - 74.1%
Transamerica Emerging Markets Equity (B)	2,695,373	21,805,571
Transamerica Global Equity (B) (C)	3,531,686	36,446,995
Transamerica Income & Growth (B)	4,623,256	42,164,093
Transamerica International Equity (B)	3,742,356	61,636,609
Transamerica International Equity Opportunities (B)	13,743,567	100,602,909
Transamerica International Small Cap (B)	14,002,586	131,064,206
Transamerica International Small Cap Value (B)	8,804,214	105,386,439
Transamerica TS&W International Equity VP (A)	584,156	6,863,834

		505,970,656

Total Investment Companies (Cost $682,415,805)		656,437,592

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $22,413,978 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $22,863,969.	$22,413,972	22,413,972

Total Repurchase Agreement (Cost $22,413,972)		22,413,972

Total Investments (Cost $704,829,777) (E)		678,851,564
Net Other Assets (Liabilities) - 0.6%		4,145,285

Net Assets - 100.0%		$682,996,849

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(1,150)	12/31/2015	$—	$(785,091)
10-Year U.S. Treasury Note	Long	715	12/21/2015	874,847	—
MSCI EAFE Mini Index	Short	(1,150)	12/18/2015	3,336,575	—
MSCI Emerging Markets Mini Index	Short	(1,355)	12/18/2015	1,403,050	—
U.S. Treasury Bond	Long	20	12/21/2015	1,474	—

Total				$5,615,946	$(785,091)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$656,437,592	$—	$—	$656,437,592
Repurchase Agreement	—	22,413,972	—	22,413,972

Total Investments	$656,437,592	$22,413,972	$—	$678,851,564

Other Financial Instruments
Futures Contracts (H)	$5,615,946	$—	$—	$5,615,946

Total Other Financial Instruments	$5,615,946	$—	$—	$5,615,946

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(785,091)	$—	$—	$(785,091)

Total Other Financial Instruments	$(785,091)	$—	$—	$(785,091)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)

Aggregate cost for federal income tax purposes is $704,829,777. Aggregate gross unrealized appreciation and depreciation for all securities is $8,907,212 and $34,885,425, respectively. Net unrealized depreciation for tax purposes is $25,978,213.

(F)	Cash in the amount of $208,051 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 52.4%
Aerospace & Defense - 2.8%
Boeing Co.	67,257	$ 8,807,304
Honeywell International, Inc.	67,640	6,404,832

		15,212,136

Airlines - 0.5%
United Continental Holdings, Inc. (A)	49,533	2,627,726

Automobiles - 1.0%
General Motors Co.	178,941	5,371,809

Banks - 1.4%
US Bancorp	190,046	7,793,787

Beverages - 0.3%
Diageo PLC	58,348	1,567,630

Biotechnology - 3.8%
AbbVie, Inc., Class G	166,639	9,066,828
Amgen, Inc.	57,044	7,890,326
Regeneron Pharmaceuticals, Inc., Class A (A)	8,587	3,994,157

		20,951,311

Capital Markets - 0.6%
TD Ameritrade Holding Corp. (B)	98,446	3,134,521

Chemicals - 3.1%
Chemours Co.	30,496	197,309
E.I. du Pont de Nemours & Co.	152,477	7,349,391
LyondellBasell Industries NV, Class A	109,566	9,133,422

		16,680,122

Consumer Finance - 0.9%
American Express Co.	65,344	4,843,951

Diversified Financial Services - 1.6%
CME Group, Inc., Class A	38,557	3,575,776
JPMorgan Chase & Co.	84,637	5,160,318

		8,736,094

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	21,843	950,389

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity, Ltd.	91,400	5,473,946

Food Products - 0.7%
Hershey Co.	39,705	3,648,095

Health Care Providers & Services - 1.0%
Aetna, Inc.	48,672	5,325,204

Hotels, Restaurants & Leisure - 1.7%
Norwegian Cruise Line Holdings, Ltd. (A)	47,139	2,701,065
Six Flags Entertainment Corp. (B)	41,841	1,915,481
Starbucks Corp.	50,951	2,896,055
Starwood Hotels & Resorts Worldwide, Inc.	24,605	1,635,740

		9,148,341

Industrial Conglomerates - 0.7%
3M Co.	25,594	3,628,461

	Shares	Value
COMMON STOCKS (continued)
Insurance - 0.8%
Prudential PLC	209,865	$ 4,427,421

Internet & Catalog Retail - 1.2%
Priceline Group, Inc. (A)	5,404	6,683,991

Internet Software & Services - 2.4%
Alphabet, Inc., Class C	16,809	10,226,932
Yahoo! Inc. (A)	103,309	2,986,663

		13,213,595

IT Services - 3.3%
Automatic Data Processing, Inc.	29,530	2,373,031
Mastercard, Inc., Class A	172,407	15,537,319

		17,910,350

Leisure Products - 0.4%
Mattel, Inc. (B)	98,964	2,084,182

Machinery - 0.4%
Dover Corp. (B)	41,144	2,352,614

Multiline Retail - 1.1%
Dollar Tree, Inc. (A)	89,238	5,948,605

Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.	54,556	4,303,377
Marathon Oil Corp. (B)	60,032	924,493

		5,227,870

Pharmaceuticals - 7.1%
Allergan PLC (A)	30,406	8,264,655
Bristol-Myers Squibb Co.	154,556	9,149,715
Eli Lilly & Co.	78,030	6,530,330
Endo International PLC (A)	88,850	6,155,528
Merck & Co., Inc.	98,902	4,884,770
Valeant Pharmaceuticals International, Inc. (A)	20,747	3,700,850

		38,685,848

Professional Services - 0.3%
Towers Watson & Co., Class A	15,559	1,826,315

Real Estate Investment Trusts - 0.2%
Outfront Media, Inc. (B)	57,899	1,204,299

Road & Rail - 1.9%
Union Pacific Corp.	115,686	10,227,799

Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV (A)	33,391	2,907,354

Software - 1.9%
Microsoft Corp.	235,181	10,409,111

Specialty Retail - 1.7%
Home Depot, Inc.	80,667	9,316,232

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	130,525	14,396,908
Seagate Technology PLC (B)	58,050	2,600,640

		16,997,548

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc., Class B	99,505	12,236,130

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.6%
Altria Group, Inc.	108,870	$ 5,922,528
Philip Morris International, Inc.	34,215	2,714,276

		8,636,804

Total Common Stocks (Cost $287,928,871)		285,389,591

PREFERRED STOCKS - 0.6%
Banks - 0.1%
Wells Fargo & Co.
6.63% (C)	12,275	335,721

Capital Markets - 0.1%
Morgan Stanley
Series E, 7.13% (B) (C)	10,600	290,970
Series F, 6.88% (C)	11,475	306,727

		597,697

Consumer Finance - 0.3%
Ally Financial, Inc.
Series G, 7.00% (D)	903	905,850
Discover Financial Services
Series B, 6.50%	22,525	581,370

		1,487,220

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (C)	17,875	459,209
General Electric Capital Corp.
4.70% (B)	2,204	54,858
Morgan Stanley Capital Trust III
6.25% (B)	3,027	76,855
Morgan Stanley Capital Trust IV
6.25%	713	18,053
Morgan Stanley Capital Trust V
5.75%	278	6,958
Morgan Stanley Capital Trust VIII
6.45%	162	4,078

		620,011

Total Preferred Stocks (Cost $2,997,762)		3,040,649

MASTER LIMITED PARTNERSHIPS - 2.7%
Capital Markets - 1.7%
Blackstone Group, LP, Class A	301,125	9,536,629

Oil, Gas & Consumable Fuels - 1.0%
Enterprise Products Partners, LP	213,885	5,325,736

Total Master Limited Partnerships (Cost $15,727,444)		14,862,365

	Principal	Value
ASSET-BACKED SECURITIES - 1.1%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (D)	$ 141,000	139,906
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class E
3.82%, 02/10/2020 (D)	881,000	898,349
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,352

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2015-2, Class D
3.00%, 06/08/2021	$ 214,000	$ 215,304
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2
4.28%, 09/05/2044 (D)	975,000	997,549
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.47%, 03/20/2043 (D)	443,713	459,546
DB Master Finance LLC
Series 2015-1A, Class A2I
3.26%, 02/20/2045 (D)	187,060	188,190
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2
5.22%, 01/25/2042 (D)	629,029	647,878
Santander Drive Auto Receivables Trust
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,366
Series 2013-4, Class E
4.67%, 01/15/2020 (D)	987,000	1,023,796
Series 2015-1, Class D
3.24%, 04/15/2021	209,000	211,238
Series 2015-4, Class D
3.53%, 08/16/2021	435,000	438,483
Wendys Funding LLC
Series 2015-1A, Class A2I
3.37%, 06/15/2045	815,000	819,003

Total Asset-Backed Securities (Cost $6,114,313)		6,127,960

CORPORATE DEBT SECURITIES - 16.4%
Aerospace & Defense - 0.1%
Exelis, Inc.
4.25%, 10/01/2016	151,000	154,275
5.55%, 10/01/2021	166,000	184,378

		338,653

Airlines - 0.0% (E)
Southwest Airlines Co.
5.13%, 03/01/2017 (B)	191,000	200,887

Auto Components - 0.1%
Schaeffler Finance BV
4.25%, 05/15/2021 (D)	102,000	97,920
ZF North America Capital, Inc.
4.00%, 04/29/2020 (D)	191,000	181,569
4.75%, 04/29/2025 (D)	191,000	175,004

		454,493

Automobiles - 0.6%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	238,000	252,566
General Motors Co.
3.50%, 10/02/2018	405,000	408,268
4.88%, 10/02/2023	2,777,000	2,816,397

		3,477,231

Banks - 1.7%
CIT Group, Inc.
4.25%, 08/15/2017	1,053,000	1,066,162
5.50%, 02/15/2019 (D)	827,000	858,012
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	337,000	332,551
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	1,620,000	1,632,868

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
6.00%, 12/19/2023	$ 806,000	$ 858,122
6.10%, 06/10/2023	1,313,000	1,410,875
Santander UK PLC
5.00%, 11/07/2023 (D)	1,719,000	1,786,971
SVB Financial Group
5.38%, 09/15/2020 (B)	495,000	551,764
Wells Fargo & Co.
5.88%, 06/15/2025 (C) (F)	83,000	84,971
Zions Bancorporation
5.80%, 06/15/2023
Cash Rate 5.80% (C) (F) (G)	419,000	400,145

		8,982,441

Building Products - 0.0% (E)
Owens Corning
4.20%, 12/01/2024	210,000	208,614

Capital Markets - 1.6%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (C)	975,000	959,156
Charles Schwab Corp.
3.00%, 03/10/2025	325,000	320,008
7.00%, 02/01/2022 (C) (F)	493,000	569,415
E*TRADE Financial Corp.
4.63%, 09/15/2023	751,000	758,510
5.38%, 11/15/2022	494,000	523,640
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	224,000	235,252
Lazard Group LLC
4.25%, 11/14/2020	851,000	901,423
6.85%, 06/15/2017	19,000	20,530
Morgan Stanley
5.55%, 07/15/2020 (C) (F)	515,000	507,275
Raymond James Financial, Inc.
4.25%, 04/15/2016 (B)	407,000	413,674
5.63%, 04/01/2024	1,398,000	1,580,638
Stifel Financial Corp.
4.25%, 07/18/2024	354,000	353,897
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	441,000	444,102
3.63%, 04/01/2025	1,116,000	1,142,475

		8,729,995

Chemicals - 0.5%
Albemarle Corp.
4.15%, 12/01/2024	728,000	730,290
5.45%, 12/01/2044	510,000	516,802
Ashland, Inc.
3.88%, 04/15/2018	135,000	136,012
6.88%, 05/15/2043	149,000	138,570
LyondellBasell Industries NV
4.63%, 02/26/2055	607,000	514,789
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	725,000	750,437

		2,786,900

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
2.85%, 06/01/2016	185,000	187,049
GE Capital Trust I
6.38%, 11/15/2067 (C)	242,000	259,545

		446,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.1%
Harris Corp.
3.83%, 04/27/2025	$ 209,000	$ 204,619
5.05%, 04/27/2045	281,000	271,218

		475,837

Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	114,000	117,135
4.38%, 04/15/2023	47,000	46,178
5.88%, 02/15/2022	146,000	156,585

		319,898

Construction Materials - 0.3%
Hanson, Ltd.
6.13%, 08/15/2016	234,000	240,599
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	296,000	297,226
Vulcan Materials Co.
4.50%, 04/01/2025	782,000	766,360
7.00%, 06/15/2018 (B)	213,000	237,495
7.50%, 06/15/2021	180,000	206,100

		1,747,780

Consumer Finance - 0.7%
Ally Financial, Inc.
4.13%, 03/30/2020	552,000	545,790
4.63%, 05/19/2022	401,000	394,484
8.00%, 12/31/2018	98,000	108,045
American Express Co.
6.80%, 09/01/2066 (C)	643,000	650,234
American Express Credit Corp.
2.13%, 03/18/2019	995,000	1,001,752
Discover Financial Services
3.75%, 03/04/2025	404,000	391,253
3.95%, 11/06/2024	185,000	182,070
Synchrony Financial
3.00%, 08/15/2019	613,000	617,857

		3,891,485

Diversified Financial Services - 1.3%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 07/01/2022	280,000	278,950
Bank of America Corp.
1.50%, 10/09/2015	129,000	129,010
8.00%, 01/30/2018 (C) (F)	464,000	484,880
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (B) (D)	890,000	911,054
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (F)	600,000	651,000
7.13%, 06/15/2022 (C) (F)	200,000	231,000
Series MTN
6.38%, 11/15/2067 (C)	582,000	623,831
Goldman Sachs Capital I
6.35%, 02/15/2034	965,000	1,105,348
LeasePlan Corp. NV
2.50%, 05/16/2018 (D)	1,166,000	1,168,843
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (D)	627,000	574,410
5.88%, 03/15/2022 (D)	639,000	676,541
Voya Financial, Inc.
5.65%, 05/15/2053 (C)	186,000	187,488

		7,022,355

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.4%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	$ 275,000	$ 288,063
PPL WEM, Ltd. / Western Power Distribution, Ltd.
3.90%, 05/01/2016 (D)	244,000	247,186
5.38%, 05/01/2021 (D)	1,299,000	1,445,480

		1,980,729

Electrical Equipment - 0.1%
Molex Electronic Technologies LLC
2.88%, 04/15/2020 (D)	215,000	212,648
3.90%, 04/15/2025 (D)	583,000	568,130

		780,778

Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	745,000	745,158

Energy Equipment & Services - 0.7%
DCP Midstream Operating, LP
3.88%, 03/15/2023	714,000	596,364
4.95%, 04/01/2022 (B)	1,360,000	1,224,117
5.60%, 04/01/2044	101,000	81,746
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	648,000	645,078
Oceaneering International, Inc.
4.65%, 11/15/2024	669,000	636,491
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (D)	391,000	350,922

		3,534,718

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.80%, 07/20/2020	843,000	856,491
3.50%, 07/20/2022	473,000	488,526
3.88%, 07/20/2025	701,000	722,597

		2,067,614

Food Products - 0.6%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (D)	346,000	348,267
3.50%, 07/15/2022 (D)	266,000	271,724
Smithfield Foods, Inc.
5.25%, 08/01/2018 (D)	33,000	33,495
Tyson Foods, Inc.
6.60%, 04/01/2016	354,000	363,716
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (D)	1,205,000	1,226,207
3.38%, 10/21/2020 (D)	804,000	837,398

		3,080,807

Gas Utilities - 0.0% (E)
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	217,000	197,470

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
1.80%, 12/15/2017	390,000	391,709
Life Technologies Corp.
5.00%, 01/15/2021	72,000	79,055
6.00%, 03/01/2020	399,000	455,637

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	$ 545,000	$ 546,994
3.15%, 04/01/2022	614,000	607,924
3.55%, 04/01/2025	742,000	726,583

		2,807,902

Health Care Providers & Services - 0.4%
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (D)	429,000	460,102
HCA, Inc.
3.75%, 03/15/2019	224,000	223,440
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	529,000	526,539
3.60%, 02/01/2025	553,000	535,340
Omnicare, Inc.
4.75%, 12/01/2022	229,000	247,320
5.00%, 12/01/2024	250,000	271,250

		2,263,991

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (D)	639,000	624,750
Brinker International, Inc.
3.88%, 05/15/2023	913,000	893,265
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (D)	78,000	64,447

		1,582,462

Household Durables - 0.1%
DR Horton, Inc.
3.75%, 03/01/2019	334,000	336,087
4.75%, 05/15/2017	60,000	61,763
MDC Holdings, Inc.
5.50%, 01/15/2024	248,000	250,480

		648,330

Insurance - 0.2%
CNO Financial Group, Inc.
4.50%, 05/30/2020	130,000	132,600
5.25%, 05/30/2025	420,000	426,300
Primerica, Inc.
4.75%, 07/15/2022	645,000	701,724

		1,260,624

IT Services - 0.0% (E)
Fidelity National Information Services, Inc.
5.00%, 03/15/2022	104,000	108,687
Fiserv, Inc.
3.13%, 10/01/2015	117,000	117,000

		225,687

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	240,000	240,672

Machinery - 0.0% (E)
CNH Industrial Capital LLC
3.63%, 04/15/2018	138,000	134,120

Media - 0.2%
CCO Safari II LLC
4.91%, 07/23/2025 (D)	464,000	461,774
UBM PLC
5.75%, 11/03/2020 (D)	362,000	395,233

		857,007

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Alcoa, Inc.
5.13%, 10/01/2024	$ 29,000	$ 27,622
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	641,000	611,826

		639,448

Multiline Retail - 0.0% (E)
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	173,000	182,010

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.
4.88%, 04/15/2022 (B)	353,000	230,333
5.38%, 06/15/2021 (B)	344,000	228,760
Chevron Corp.
1.35%, 11/15/2017	346,000	347,199
Cimarex Energy Co.
4.38%, 06/01/2024	1,162,000	1,131,353
5.88%, 05/01/2022	843,000	885,313
Devon Energy Corp.
2.25%, 12/15/2018	304,000	304,567
Energy Transfer Partners, LP
4.15%, 10/01/2020	185,000	187,130
EnLink Midstream Partners, LP
4.40%, 04/01/2024	571,000	543,626
5.60%, 04/01/2044	264,000	240,253
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	870,000	789,018
4.30%, 05/01/2024	233,000	212,713
5.00%, 10/01/2021	212,000	217,087
Motiva Enterprises LLC
5.75%, 01/15/2020 (D)	318,000	349,688
Phillips 66 Partners, LP
3.61%, 02/15/2025	153,000	140,321
Spectra Energy Partners, LP
4.75%, 03/15/2024	658,000	680,149
Western Gas Partners, LP
5.38%, 06/01/2021	822,000	879,875

		7,367,385

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (D)	762,000	770,816
3.60%, 03/01/2025 (D)	390,000	389,658

		1,160,474

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.00%, 03/12/2020	719,000	719,630
3.80%, 03/15/2025	587,000	567,065
4.55%, 03/15/2035	395,000	363,424
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (D)	268,000	256,107
6.13%, 04/15/2025 (D)	268,000	255,270

		2,161,496

Professional Services - 0.8%
Verisk Analytics, Inc.
4.00%, 06/15/2025	1,040,000	1,028,496
4.13%, 09/12/2022	93,000	94,424
4.88%, 01/15/2019	547,000	581,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
Verisk Analytics, Inc. (continued)
5.50%, 06/15/2045	$ 590,000	$ 579,843
5.80%, 05/01/2021	1,584,000	1,799,757

		4,084,400

Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	445,000	444,248
4.50%, 07/30/2029	322,000	321,635
4.60%, 04/01/2022	917,000	963,657
Reckson Operating Partnership, LP
6.00%, 03/31/2016	75,000	76,640
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	153,000	149,658
5.00%, 12/15/2023	72,000	75,300
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	198,000	224,082
SL Green Realty Corp.
5.00%, 08/15/2018	223,000	237,684
7.75%, 03/15/2020	1,167,000	1,383,596

		3,876,500

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	304,000	313,786

Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp.
6.60%, 06/15/2017	615,000	670,164
TSMC Global, Ltd.
1.63%, 04/03/2018 (D)	1,264,000	1,252,541

		1,922,705

Software - 0.2%
Autodesk, Inc.
3.60%, 12/15/2022	128,000	127,904
Cadence Design Systems, Inc.
4.38%, 10/15/2024	880,000	896,733

		1,024,637

Technology Hardware, Storage & Peripherals - 0.6%
Seagate HDD Cayman
4.75%, 06/01/2023 - 01/01/2025	2,146,000	2,065,662
4.88%, 06/01/2027 (D)	509,000	473,451
5.75%, 12/01/2034 (D)	578,000	555,924

		3,095,037

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (D)	374,000	387,090
8.75%, 03/15/2017	184,000	197,800

		584,890

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 06/15/2019 (D)	339,000	337,610
3.38%, 03/15/2018 (D)	794,000	816,343
4.25%, 01/17/2023 (D)	146,000	148,876
4.88%, 07/11/2022 (D)	43,000	45,694

		1,348,523

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (E)
SBA Tower Trust
2.93%, 12/15/2042 (D)	$ 55,000	$ 55,840

Total Corporate Debt Securities (Cost $90,531,233)		89,308,363

MORTGAGE-BACKED SECURITIES - 1.1%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F
3.72%, 04/14/2033 (C) (D)	271,000	240,604
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ
5.42%, 10/10/2045	1,600,000	1,629,467
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D
3.26%, 08/15/2026 (C) (D)	100,000	99,736
COMM Mortgage Trust
Series 2007 -C9 Class C
5.99%, 12/10/2049 (C)	27,264	28,129
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (C)	835,061	867,302
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	300,525	317,406
Core Industrial Trust
Series 2015-TEXW, Class E
3.98%, 02/10/2034 (C) (D)	287,000	272,413
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX
3.49%, 12/15/2019 (C) (D)	132,000	130,185
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (C) (D)	200,000	193,072
Hilton USA Trust
Series 2013-HLT, Class EFX
4.60%, 11/05/2030 (C) (D)	102,000	102,988
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class D
2.81%, 12/15/2028 (C) (D)	100,000	100,002
Series 2015-CSMO, Class B
2.01%, 01/15/2032 (C) (D)	189,000	187,795
Series 2015-CSMO, Class E
4.16%, 01/15/2032 (C) (D)	164,000	162,443
Series 2015-SGP, Class B
2.94%, 07/15/2036 (C) (D)	100,000	100,000
Series 2015-SGP, Class D
4.69%, 07/15/2036 (C) (D)	300,000	300,000
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.49%, 02/15/2040 (C)	82,521	86,080
Starwood Retail Property Trust
Series 2014-STAR, Class D
3.45%, 11/15/2027 (C) (D)	311,000	308,175
Series 2014-STAR, Class E
4.35%, 11/15/2027 (C) (D)	185,000	183,549
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	216,321	224,847
Series 2007-C31, Class AJ
5.66%, 04/15/2047 (C)	228,768	232,878
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1
2.96%, 01/15/2027 (C) (D)	73,000	71,406

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2014-TISH, Class WTS1
2.46%, 02/15/2027 (C) (D)	$ 135,000	$ 131,954
Series 2014-TISH, Class WTS2
3.46%, 02/15/2027 (C) (D)	35,000	34,060

Total Mortgage-Backed Securities (Cost $6,114,502)		6,004,491

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 02/01/2044	1,467,527	1,547,502
4.00%, 08/01/2044	896,076	969,018
4.50%, 09/01/2044 - 06/01/2045	1,928,550	2,139,827
5.00%, 06/01/2020	18,921	20,104
5.50%, 12/01/2028 - 09/01/2041	2,497,122	2,785,228
6.00%, 04/01/2040	185,052	214,216
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.39%, 03/25/2025 (C)	349,000	349,000
2.59%, 10/25/2024 (C)	250,000	251,905
2.84%, 10/25/2024 (C)	250,000	254,942
Federal National Mortgage Association
3.50%, 10/01/2029 - 02/01/2045	5,855,881	6,154,753
4.00%, 06/01/2029 - 09/01/2045	8,715,763	9,412,296
4.50%, 08/01/2041 - 05/01/2045	6,244,326	6,904,740
5.00%, 09/01/2029 - 07/01/2044	1,976,932	2,217,816
5.50%, 03/01/2040 - 02/01/2042	5,390,611	6,037,629
6.00%, 10/01/2035 - 10/01/2038	150,876	168,770
7.00%, 02/01/2039	21,524	24,545
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 (D) (H)	145,729	131,722
Government National Mortgage Association
3.50%, 05/20/2042	23,553	24,826
4.00%, 04/15/2045	1,032,808	1,117,843
4.50%, 07/15/2041 - 05/15/2044	440,055	480,006
4.90%, 10/15/2034	99,809	110,465
5.00%, 10/15/2039 - 12/20/2044	4,565,353	5,093,698
5.10%, 01/15/2032	84,165	95,786
5.50%, 09/15/2035 - 07/20/2042	510,072	576,961
6.00%, 11/20/2034 - 02/20/2043	800,461	906,186

Total U.S. Government Agency Obligations (Cost $47,883,399)		47,989,784

U.S. GOVERNMENT OBLIGATIONS - 15.0%
U.S. Treasury Bond
2.50%, 02/15/2045	318,000	292,750
2.88%, 08/15/2045	2,823,000	2,821,603
3.00%, 05/15/2045	3,343,000	3,421,089
3.38%, 05/15/2044	482,000	529,007
3.63%, 02/15/2044	537,000	617,536
3.75%, 11/15/2043	1,718,000	2,022,722
U.S. Treasury Note
0.50%, 01/31/2017 - 04/30/2017	8,058,000	8,057,235
0.63%, 05/31/2017 - 07/31/2017	7,522,000	7,525,637
1.00%, 12/15/2017	3,407,000	3,428,117
1.25%, 10/31/2018	2,363,000	2,383,185
1.38%, 07/31/2018 - 03/31/2020	15,097,000	15,292,990
1.50%, 08/31/2018 - 11/30/2019	9,599,000	9,724,702
1.63%, 07/31/2019 - 12/31/2019	4,819,000	4,895,676
1.75%, 09/30/2019 - 05/15/2023	2,456,000	2,489,402
2.00%, 02/15/2025 - 08/15/2025	2,080,000	2,069,501
2.13%, 09/30/2021 - 12/31/2021	3,519,000	3,616,617

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.25%, 11/15/2024	$ 4,410,000	$ 4,492,458
2.38%, 08/15/2024	423,000	435,668
2.50%, 08/15/2023 - 05/15/2024	3,982,000	4,156,093
2.75%, 11/15/2023	3,239,000	3,448,437

Total U.S. Government Obligations (Cost $81,056,249)		81,720,425

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (I)	16,911,949	16,911,949

Total Securities Lending Collateral (Cost $16,911,949)		16,911,949

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2015, to be repurchased at $7,529,135 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $7,683,800.	$ 7,529,133	7,529,133

Total Repurchase Agreement (Cost $7,529,133)		7,529,133

Total Investments (Cost $562,794,855) (J)		558,884,710
Net Other Assets (Liabilities) - (2.6)%		(14,390,863)

Net Assets - 100.0%		$ 544,493,847

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	10/01/2015	GBP	767,000	USD	1,169,256	$—	$(8,984)
BOA	10/01/2015	USD	1,202,963	GBP	767,000	42,691	—
BOA	10/29/2015	USD	1,169,000	GBP	767,000	8,885	—
CSFB	10/08/2015	USD	881,834	GBP	567,000	24,143	—
HSBC	10/22/2015	USD	278,566	GBP	181,000	4,788	—
JPM	10/01/2015	GBP	165,000	USD	251,134	—	(1,532)
JPM	10/01/2015	USD	258,711	GBP	165,000	9,109	—
JPM	10/29/2015	USD	251,097	GBP	165,000	1,528	—
RBC	10/15/2015	USD	391,726	GBP	257,000	2,979	—

Total						$94,123	$(10,516)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$279,394,540	$5,995,051	$—	$285,389,591
Preferred Stocks	3,040,649	—	—	3,040,649
Master Limited Partnerships	14,862,365	—	—	14,862,365
Asset-Backed Securities	—	6,127,960	—	6,127,960
Corporate Debt Securities	—	89,308,363	—	89,308,363
Mortgage-Backed Securities	—	6,004,491	—	6,004,491
U.S. Government Agency Obligations	—	47,989,784	—	47,989,784
U.S. Government Obligations	—	81,720,425	—	81,720,425
Securities Lending Collateral	16,911,949	—	—	16,911,949
Repurchase Agreement	—	7,529,133	—	7,529,133

Total Investments	$314,209,503	$244,675,207	$—	$558,884,710

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$94,123	$—	$94,123

Total Other Financial Instruments	$—	$94,123	$—	$94,123

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(10,516)	$—	$(10,516)

Total Other Financial Instruments	$—	$(10,516)	$—	$(10,516)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $16,554,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $28,416,714, representing 5.2% of the Portfolio’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Illiquid security. Total aggregate value of illiquid securities is $131,722, representing less than 0.1% of the Portfolio’s net assets.
(I)	Rate disclosed reflects the yield at September 30, 2015.
(J)

Aggregate cost for federal income tax purposes is $562,794,855. Aggregate gross unrealized appreciation and depreciation for all securities is $19,254,631 and $23,164,776, respectively. Net unrealized depreciation for tax purposes is $3,910,145.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.8%
Boeing Co.	157,491	$ 20,623,446

Automobiles - 1.4%
Tesla Motors, Inc. (A) (B)	63,490	15,770,916

Beverages - 0.8%
Monster Beverage Corp. (B)	66,107	8,933,700

Biotechnology - 7.3%
Alexion Pharmaceuticals, Inc. (B)	108,457	16,961,590
Biogen, Inc. (B)	71,302	20,806,637
Celgene Corp. (B)	180,329	19,506,188
Gilead Sciences, Inc.	40,878	4,013,811
Incyte Corp. (B)	39,228	4,328,025
Regeneron Pharmaceuticals, Inc., Class A (B)	32,429	15,084,025
Vertex Pharmaceuticals, Inc. (B)	30,135	3,138,259

		83,838,535

Capital Markets - 0.9%
Morgan Stanley	341,713	10,763,959

Chemicals - 1.3%
Monsanto Co.	105,755	9,025,132
Sherwin-Williams Co.	26,422	5,886,293

		14,911,425

Communications Equipment - 0.5%
Palo Alto Networks, Inc. (B)	31,055	5,341,460

Diversified Financial Services - 2.0%
Citigroup, Inc.	214,757	10,654,095
McGraw-Hill Financial, Inc.	140,448	12,148,752

		22,802,847

Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	98,069	6,763,819

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	130,621	18,883,878
Kroger Co.	393,203	14,182,832

		33,066,710

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	447,741	18,008,143

Hotels, Restaurants & Leisure - 5.1%
Chipotle Mexican Grill, Inc., Class A (B)	21,599	15,556,680
Marriott International, Inc., Class A (A)	231,939	15,818,240
Starbucks Corp.	466,843	26,535,356

		57,910,276

Internet & Catalog Retail - 9.3%
Amazon.com, Inc. (B)	98,233	50,284,490
JD.com, Inc., ADR (B)	212,849	5,546,845
Netflix, Inc. (B)	283,027	29,225,368
Priceline Group, Inc. (B)	17,116	21,170,096

		106,226,799

Internet Software & Services - 13.4%
Alibaba Group Holding, Ltd., ADR (B)	130,697	7,707,202
Alphabet, Inc., Class A (B)	46,872	29,921,678

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Alphabet, Inc., Class C	49,054	$ 29,845,435
Facebook, Inc., Class A (B)	517,602	46,532,420
LinkedIn Corp., Class A (B)	105,353	20,030,766
Tencent Holdings, Ltd.	1,170,170	19,755,587

		153,793,088

IT Services - 7.7%
FleetCor Technologies, Inc. (B)	98,834	13,601,535
Mastercard, Inc., Class A	431,815	38,915,168
Visa, Inc., Class A (A)	505,778	35,232,495

		87,749,198

Life Sciences Tools & Services - 1.6%
Illumina, Inc. (B)	101,387	17,825,862

Media - 3.3%
Time Warner, Inc.	191,023	13,132,831
Walt Disney Co.	243,928	24,929,442

		38,062,273

Multiline Retail - 1.2%
Dollar General Corp.	190,340	13,788,230

Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (B)	107,722	10,589,073

Pharmaceuticals - 6.9%
Allergan PLC (B)	76,372	20,758,673
Bristol-Myers Squibb Co.	342,188	20,257,530
Novo Nordisk A/S, ADR	336,238	18,237,549
Shire PLC, Class B, ADR	98,354	20,185,191

		79,438,943

Real Estate Investment Trusts - 1.2%
American Tower Corp., Class A	151,070	13,291,139

Road & Rail - 0.4%
Canadian Pacific Railway, Ltd.	30,790	4,420,520

Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC, ADR (A)	256,428	11,090,511
NXP Semiconductors NV (B)	129,125	11,242,914

		22,333,425

Software - 8.5%
Adobe Systems, Inc. (B)	270,074	22,205,484
FireEye, Inc. (A) (B)	157,074	4,998,095
Red Hat, Inc. (B)	240,585	17,293,250
salesforce.com, Inc. (B)	339,541	23,574,332
Splunk, Inc. (A) (B)	201,743	11,166,475
VMware, Inc., Class A (B)	87,055	6,859,063
Workday, Inc., Class A (A) (B)	168,612	11,610,622

		97,707,321

Specialty Retail - 5.5%
Industria de Diseno Textil SA	628,089	21,060,740
O’Reilly Automotive, Inc. (B)	71,399	17,849,750
Tiffany & Co.	118,885	9,180,300
TJX Cos., Inc.	217,269	15,517,352

		63,608,142

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	559,477	61,710,313

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.8%
NIKE, Inc., Class B	295,231	$ 36,304,556
Under Armour, Inc., Class A (A) (B)	188,359	18,229,384

		54,533,940

Total Common Stocks (Cost $826,498,771)		1,123,813,502

SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	101,412,888	101,412,888

Total Securities Lending Collateral (Cost $101,412,888)		101,412,888

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $13,136,135 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2021, and with a value of $13,403,738.	$ 13,136,132	13,136,132

Total Repurchase Agreement (Cost $13,136,132)		13,136,132

Total Investments (Cost $941,047,791) (D)		1,238,362,522
Net Other Assets (Liabilities) - (8.2)%		(93,695,190)

Net Assets - 100.0%		$ 1,144,667,332

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$1,082,997,175	$40,816,327	$—	$1,123,813,502
Securities Lending Collateral	101,412,888	—	—	101,412,888
Repurchase Agreement	—	13,136,132	—	13,136,132

Total Investments	$1,184,410,063	$53,952,459	$—	$1,238,362,522

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $99,234,587. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $941,047,791. Aggregate gross unrealized appreciation and depreciation for all securities is $329,590,274 and $32,275,543, respectively. Net unrealized appreciation for tax purposes is $297,314,731.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.6%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 (A) (B)	$ 187,657	$ 186,961
Ally Auto Receivables Trust
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	75,055
Series 2014-SN2, Class A3
1.03%, 09/20/2017	132,000	131,951
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	341,901	341,845
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	152,450
American Credit Acceptance Receivables Trust
Series 2013-1, Class A
1.45%, 04/16/2018 (B)	15,152	15,152
Series 2014-1, Class A
1.14%, 03/12/2018 (B)	27,717	27,714
Series 2014-4, Class A
1.33%, 07/10/2018 (B)	163,672	163,612
Series 2015-1, Class A
1.43%, 08/12/2019 (B)	306,373	306,261
Series 2015-2, Class A
1.57%, 06/12/2019 (B)	379,265	378,938
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (B)	150,000	156,134
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (B)	175,000	184,165
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (B)	248,130	246,720
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (B)	192,500	192,052
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (B)	363,000	360,183
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (B)	350,000	345,380
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	6,836	6,834
Series 2013-5, Class A3
0.90%, 09/10/2018	316,796	316,640
Series 2014-1, Class A3
0.90%, 02/08/2019	950,000	948,899
ARLP Securitization Trust
Series 2015-1, Class A1
3.97%, 05/25/2055 (A) (B)	553,536	551,599
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (B)	80,664	80,591
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90%, 03/20/2020 (B)	301,996	301,765
B2R Mortgage Trust
Series 2015-1, Class A1
2.52%, 05/15/2048 (B)	232,619	231,844
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (B) (C)	224,411	222,495

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BCC Funding Corp. X
Series 2015-1, Class A2
2.22%, 10/20/2020 (B)	$ 501,000	$ 503,526
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (B)	444,903	444,782
BMW Vehicle Owner Trust
Series 2014-A, Class A2
0.53%, 04/25/2017	431,735	431,480
Series 2014-A, Class A3
0.97%, 11/26/2018	240,000	240,255
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (B)	78,737	78,597
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 (B)	18,196	18,199
CAM Mortgage LLC
Series 2015-1, Class A
3.38%, 07/15/2064 (A) (B)	544,142	544,015
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3
1.31%, 12/20/2017	400,000	400,183
Series 2014-2, Class A2
0.91%, 04/20/2017	400,000	399,980
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (B)	8,463	8,464
Series 2014-1A, Class A
1.46%, 12/17/2018 (B)	110,269	110,162
Series 2014-1A, Class B
2.72%, 04/15/2020 (B)	125,000	125,417
Series 2014-2A, Class A
1.44%, 11/16/2020 (B)	670,252	669,708
Series 2015-1A, Class A
1.75%, 06/15/2021 (B)	209,600	208,999
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.19%, 10/15/2021 (A) (B) (C)	433,334	433,334
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	68,901	68,877
Series 2013-4, Class A3
0.80%, 07/16/2018	78,339	78,331
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	83,148
Series 2014-2, Class A3
0.98%, 01/15/2019	842,000	841,339
CarNow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 (B)	52,209	52,186
Series 2015-1A, Class A
1.69%, 01/15/2020	650,000	649,935
Chase Funding Trust
Series 2003-6, Class 1A7
4.28%, 11/25/2034 (A)	70,977	72,198
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3
0.83%, 09/17/2018 (B)	255,562	255,531
Citi Held For Asset Issuance
Series 2015-PM1, Class A
1.85%, 12/15/2021 (B)	517,159	518,188
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 (B)	350,000	350,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (B)	$ 206,456	$ 207,279
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (B)	23,059	23,244
Series 2012-A, Class A
2.78%, 06/17/2019 (B)	13,349	13,427
Series 2012-B, Class A
2.52%, 09/16/2019 (B)	90,412	90,733
Series 2013-A, Class A
1.31%, 06/15/2020 (B)	68,974	68,485
Series 2013-D, Class A
1.54%, 07/16/2018 (B)	215,785	215,311
Series 2014-A, Class A
1.21%, 08/15/2018 (B)	166,837	166,492
Series 2014-B, Class A
1.11%, 11/15/2018 (B)	367,827	365,413
Series 2014-C, Class A
1.31%, 02/15/2019 (B)	485,807	482,869
Series 2014-C, Class C
3.77%, 08/17/2020 (B)	100,000	99,072
Series 2014-D, Class A
1.49%, 04/15/2019 (B)	535,195	532,905
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	100,000	100,349
Series 2015-A, Class A
1.53%, 07/15/2019 (B)	437,168	435,075
Series 2015-B, Class A
1.65%, 11/15/2019 (B)	592,977	589,818
Series 2015-C, Class D
4.63%, 08/16/2021	344,000	345,658
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (B)	57,379	57,293
Series 2012-D, Class A
1.48%, 03/16/2020 (B)	28,984	28,937
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (B)	330,872	330,949
Series 2014-1A, Class A
1.55%, 10/15/2021 (B)	500,000	499,223
Series 2015-2A, Class A
2.40%, 02/15/2023 (B)	524,000	526,564
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (B)	516,184	515,954
Series 2015-AA, Class D
4.12%, 06/15/2022 (B)	294,000	292,016
Series 2015-BA, Class B
2.12%, 06/17/2019 (B)	408,000	407,795
Series 2015-BA, Class D
3.84%, 07/15/2021 (B)	400,000	403,014
Series 2015-DA, Class D
4.59%, 01/17/2023	286,000	285,956
DT Auto Owner Trust
Series 2014-3A, Class A
0.98%, 04/16/2018 (B)	249,894	249,599
Series 2015-1A, Class A
1.06%, 09/17/2018 (B)	266,539	266,374
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/2017 (B)	54,734	54,748
Series 2013-2A, Class A
1.49%, 11/15/2017 (B)	46,204	46,231
Series 2014-1A, Class A
1.29%, 05/15/2018 (B)	164,333	164,268

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2014-2A, Class A
1.06%, 08/15/2018 (B)	$ 98,398	$ 98,237
Series 2014-3A, Class A
1.32%, 01/15/2019 (B)	493,934	493,535
Series 2015-1A, Class A
1.60%, 06/17/2019 (B)	437,057	437,432
Series 2015-2A, Class A
1.54%, 11/15/2019 (B)	431,230	431,364
Fifth Third Auto Trust
Series 2014-3, Class A2A
0.57%, 05/15/2017	135,911	135,894
Series 2014-3, Class A3
0.96%, 03/15/2019	103,000	103,015
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (B)	10,118	10,123
Series 2013-1A, Class A2
0.90%, 10/15/2018 (B)	106,664	106,640
Series 2013-3A, Class A3
1.44%, 10/15/2019 (B)	335,467	336,022
Series 2014-3A, Class A2
1.06%, 11/15/2018 (B)	353,651	353,585
Series 2014-3A, Class A3
1.67%, 11/16/2020 (B)	221,000	220,615
Series 2015-1A, Class A2
1.21%, 04/15/2019 (B)	440,000	439,895
Series 2015-2A, Class A1
1.59%, 12/16/2019 (B)	407,075	407,630
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (B)	661,553	661,774
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (B)	240,000	241,513
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (B)	46,334	46,327
Series 2013-2, Class A
1.94%, 01/15/2019 (B)	88,249	88,319
Series 2014-2, Class A
1.43%, 12/16/2019 (B)	317,515	316,564
Series 2014-2, Class B
2.84%, 11/16/2020 (B)	134,000	135,120
Series 2014-2, Class C
3.95%, 12/15/2020 (B)	66,000	66,604
Series 2015-1, Class A
1.63%, 06/15/2020 (B)	551,825	550,622
Ford Credit Auto Lease Trust
Series 2014-A, Class A2A
0.50%, 10/15/2016	20,123	20,123
Series 2014-B, Class A3
0.89%, 09/15/2017	195,000	195,015
Series 2014-B, Class A4
1.10%, 11/15/2017	77,000	77,058
Ford Credit Auto Owner Trust
Series 2012-D, Class A3
0.51%, 04/15/2017	11,784	11,782
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,085
Series 2014-C, Class A2
0.61%, 08/15/2017	606,895	606,861
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	611,648
Series 2015-A, Class A2A
0.81%, 01/15/2018	285,834	285,947
Series 2015-A, Class A3
1.28%, 09/15/2019	196,000	196,564

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.59%, 01/15/2018 (A)	$ 168,000	$ 167,965
GCAT
Series 2015-2, Class A1
3.75%, 07/25/2020 (A) (B)	551,401	551,375
GE Equipment Midticket LLC
Series 2012-1, Class A4
0.78%, 09/22/2020	85,723	85,728
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (B)	627,617	627,617
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (B)	512,899	507,770
GLS Auto Receivables Trust
Series 2015-1A, Class A
2.25%, 12/15/2020 (B)	575,023	573,186
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (B)	182,843	182,769
Series 2015-1, Class A2
1.10%, 12/20/2017	452,000	452,393
Series 2015-1, Class A3
1.53%, 09/20/2018	214,000	214,559
GMAT Trust
Series 2014-1A, Class A
3.72%, 02/25/2044 (A) (B)	45,034	44,986
GO Financial Auto Securitization Trust
Series 2015-1, Class A
1.81%, 03/15/2018 (B)	642,028	641,700
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (B)	304,563	306,676
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (B)	357,000	355,572
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (B)	195,000	195,020
Series 2013-T1, Class A2
1.50%, 01/16/2046 (B)	270,000	269,730
Series 2013-T1, Class B2
1.74%, 01/16/2046 (B)	124,000	123,876
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (B)	167,000	167,084
Honda Auto Receivables Owner Trust
Series 2014-1, Class A2
0.41%, 09/21/2016	89,283	89,258
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,778
Hyundai Auto Receivables Trust
Series 2013-A, Class A3
0.56%, 07/17/2017	56,577	56,562
Series 2014-B, Class A3
0.90%, 12/17/2018	1,052,000	1,051,678
Series 2015-B, Class A2A
0.69%, 04/16/2018	94,000	93,957
Series 2015-B, Class A3
1.12%, 11/15/2019	140,000	139,743
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	178,770	178,741
Series 2014-A, Class A2
0.45%, 09/15/2016	114,349	114,324

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KGS Alpha SBA Coof Trust, Interest Only STRIPS
0.57%, 08/25/2038	$ 2,297,412	$ 74,666
Series 2013-2, Class A
1.56%, 03/25/2039 (A) (B)	1,669,267	91,288
Series 2014-2, Class A
3.25%, 04/25/2040 (A) (B)	817,735	115,889
LV Tower 52 Issuer
Series 2013-1, Class A
5.50%, 07/15/2019 (B) (C) (D) (E)	714,062	714,062
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.44%, 03/25/2032 (A)	17,730	17,728
MarketPlace Loan Trust
Series 2015-OD1, Class A
3.25%, 06/17/2017 (B)	312,151	312,151
Series 2015-OD2, Class A
3.25%, 08/17/2017 (B)	544,237	544,237
Series 2015-OD3, Class A
3.25%, 09/17/2017	900,000	897,176
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 (B)	48,922	48,936
Nationstar Agency Advance Funding Trust
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 (B)	100,000	99,008
Nationstar HECM Loan Trust
Series 2015-1A, Class A
3.84%, 05/25/2018 (B)	255,955	257,716
Nissan Auto Lease Trust
Series 2014-A, Class A3
0.80%, 02/15/2017	291,000	291,066
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	8,381	8,380
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (A) (B)	210,171	209,856
NRPL Trust
Series 2015-2A, Class A1
3.75%, 10/25/2057 (A) (B)	589,588	588,651
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T1, Class AT1
2.32%, 08/15/2046 (B)	650,000	649,938
Series 2015-T1, Class DT1
3.60%, 08/15/2046 (B)	250,000	249,190
Series 2015-T2, Class DT2
4.68%, 08/17/2048 (B)	241,000	240,999
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (A) (B) (C)	104,498	104,498
Series 2013-RP3A
4.85%, 09/25/2018 (A) (B) (C)	173,306	173,306
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (A) (B)	497,600	496,670
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (A) (B)	463,561	463,070
Series 2015-NPL2, Class A1
3.72%, 07/25/2055 (A) (B)	429,711	427,929
Ocwen Freddie Advance Funding LLC
Series 2015-T1, Class AT1
2.06%, 11/15/2045 (B)	170,000	169,986

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2015-1, Class DT1
4.10%, 09/17/2046	$ 438,000	$ 437,343
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (B)	461,000	461,615
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/2024 (B)	918,000	917,928
Series 2014-2A, Class B
3.02%, 09/18/2024 (B)	380,000	381,353
Series 2015-1A, Class A
3.19%, 03/18/2026 (B)	691,000	697,964
Series 2015-2A, Class A
2.57%, 07/18/2025 (B)	1,138,000	1,135,421
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	279,000	278,534
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.13%, 10/25/2034 (A)	83,637	83,371
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (B)	53,674	53,686
Pretium Mortgage Credit Partners
Series 2015-NPL2, Class A1
3.75%, 07/27/2030 (A) (B)	572,147	572,064
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (B)	600,000	602,655
Progreso Receivables Funding III LLC
Series 2015-1, Class A
3.63%, 02/08/2020 (B)	589,000	591,737
Progreso Receivables Funding LLC
Series 2015-B, Class A
3.00%, 07/28/2020 (B)	250,000	250,457
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (B)	710,000	702,093
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (B)	327,000	321,591
RAMP Trust
Series 2004-RS11, Class M1
1.12%, 11/25/2034 (A)	120,100	118,459
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (A)	132,979	129,902
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (A) (B) (C)	284,516	284,824
RMAT LLC
Series 2015-NPL1, Class A1
3.75%, 05/25/2055 (A) (B)	228,182	227,716
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	851	851
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,012
Series 2013-A, Class A3
1.02%, 01/16/2018 (B)	192,251	192,256
Series 2014-3, Class A3
0.81%, 07/16/2018	500,000	499,476
Series 2014-4, Class A2A
0.67%, 01/16/2018	119,117	119,012
Series 2015-S1, Class R1
1.93%, 09/17/2019 (B)	173,843	173,409
Series 2015-S2, Class R1
1.84%, 11/18/2019 (B)	65,948	65,784

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2015-S7, Class R1
1.97%, 03/16/2021 (B)	$ 203,201	$ 202,693
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (A)	29,220	29,519
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2
3.39%, 01/25/2036 (A)	26,256	19,270
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (A) (B)	219,551	217,665
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (B)	75,918	75,904
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (B)	1,337,969	1,339,799
Series 2014-AA, Class B
4.61%, 10/25/2027 (B)	300,000	306,097
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (B)	720,149	721,818
Series 2013-BA, Class A
3.92%, 01/16/2023 (B)	400,000	400,000
Series 2014-AA, Class A
2.41%, 12/15/2022 (B)	1,213,000	1,213,519
Series 2014-AA, Class B
3.45%, 12/15/2022 (B)	146,000	146,913
Series 2015-AA, Class A
3.16%, 11/15/2024 (B)	769,000	777,112
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A
3.23%, 04/16/2059 (B)	95,669	94,712
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A
3.72%, 11/16/2044 (A) (B)	631,357	630,821
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 (B)	439,000	439,331
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	52,898	52,892
Series 2014-C, Class A2
0.51%, 02/15/2017	294,079	293,892
Series 2014-C, Class A3
0.93%, 07/16/2018	192,000	192,075
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.16%, 10/15/2021 (A) (B) (C)	691,000	691,219
Tricon American Homes Trust
Series 2015-SFR1, Class A
1.46%, 05/17/2032 (A) (B)	160,000	157,664
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (A) (B)	264,470	263,892
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (A) (B)	81,990	81,848
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (A) (B)	142,500	141,750
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.72%, 02/27/2035 (B)	328,393	328,707
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (B)	463,676	462,968

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (A) (B)	$ 517,227	$ 515,681
VML LLC
Series 2014-NPL1, Class A1
3.88%, 04/27/2054 (A) (B)	131,018	130,494
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A
0.87%, 06/20/2017	302,656	302,596
VOLT NPL X LLC
Series 2014-NPL8, Class A1
3.38%, 10/26/2054 (A) (B)	312,911	312,543
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (A) (B)	415,724	416,617
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 (A) (B)	300,790	300,698
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (A) (B)	394,473	393,614
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (A) (B)	742,346	739,619
VOLT XXV LLC
Series 2015-NPL8, Class A1
3.50%, 06/26/2045 (A) (B)	1,384,702	1,376,732
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (A) (B)	419,825	419,536
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (A) (B)	187,254	185,310
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (A) (B)	725,360	724,651
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (A) (B)	496,480	495,769
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (A) (B)	404,205	402,824
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (A) (B)	682,396	679,776
VOLT XXXV LLC
Series 2015-NPL9, Class A1
3.50%, 06/26/2045 (A) (B)	485,586	485,063
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (B)	54,915	54,975
Series 2012-3A, Class A
2.50%, 03/20/2025 (B)	55,899	55,934
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 08/15/2018	115,716	115,718
Series 2013-B, Class A4
1.32%, 01/15/2020	79,000	79,145
Series 2015-A, Class A2A
0.79%, 07/16/2018	198,426	198,402
Series 2015-A, Class A3
1.34%, 05/15/2020	129,000	129,324

Total Asset-Backed Securities (Cost $71,425,512)		71,321,095

	Principal	Value
CORPORATE DEBT SECURITIES - 19.8%
Aerospace & Defense - 0.2%
Airbus Group Finance BV
2.70%, 04/17/2023 (B)	$ 43,000	$ 41,919
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	68,818
6.38%, 06/01/2019 (B)	30,000	34,088
BAE Systems PLC
5.80%, 10/11/2041 (B)	92,000	105,828
Boeing Co.
7.95%, 08/15/2024	30,000	40,920
Lockheed Martin Corp.
4.07%, 12/15/2042	57,000	53,942
Northrop Grumman Corp.
3.85%, 04/15/2045	38,000	34,199
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	53,018
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	32,006
3.25%, 06/15/2025	170,000	170,217
4.20%, 06/15/2035	170,000	170,634
Raytheon Co.
3.15%, 12/15/2024	84,000	84,905
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,324
3.10%, 06/01/2022	64,000	65,011
4.15%, 05/15/2045	163,000	158,159
4.50%, 06/01/2042	86,000	87,573

		1,228,561

Air Freight & Logistics - 0.0% (F)
FedEx Corp.
3.90%, 02/01/2035	96,000	88,258
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	44,621
8.38%, 04/01/2030 (G)	55,000	78,886
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,465

		240,230

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	49,208	49,639
American Airlines Pass-Through Trust
4.95%, 07/15/2024	173,566	185,281
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	29,500	30,016
5.98%, 10/19/2023	40,426	44,670
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	88,993	93,888
5.30%, 10/15/2020	16,635	17,633

		421,127

Auto Components - 0.0% (F)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	67,640
4.95%, 07/02/2064	20,000	17,738
5.25%, 12/01/2041	100,000	100,950

		186,328

Automobiles - 0.3%
American Honda Finance Corp.
1.60%, 02/16/2018 (B)	213,000	213,310
2.60%, 09/20/2016 (B) (H)	205,000	208,746

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
American Honda Finance Corp. (continued)
Series MTN
1.55%, 12/11/2017	$ 144,000	$ 144,832
2.25%, 08/15/2019	67,000	67,468
Daimler Finance North America LLC
2.38%, 08/01/2018 (B)	151,000	151,218
2.63%, 09/15/2016 (B)	150,000	151,691
2.95%, 01/11/2017 (B)	150,000	152,477
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	97,000	97,298
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	103,000	103,120
2.00%, 09/15/2016	225,000	227,634
2.05%, 01/12/2017	100,000	101,482
2.10%, 01/17/2019	105,000	106,199

		1,725,475

Banks - 3.0%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	319,000	318,532
2.50%, 10/30/2018 (B)	200,000	202,802
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	202,281
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (B)	250,000	254,346
Series MTN
4.88%, 01/12/2021 (B)	100,000	112,284
Bank of Montreal
1.40%, 04/10/2018	100,000	99,358
Series MTN
1.40%, 09/11/2017	131,000	131,387
1.80%, 07/31/2018 (H)	18,000	18,061
2.38%, 01/25/2019	140,000	142,080
2.55%, 11/06/2022	85,000	83,508
Bank of Nova Scotia
1.65%, 10/29/2015 (B)	100,000	100,082
1.85%, 04/14/2020 (H)	300,000	299,024
2.55%, 01/12/2017	300,000	305,309
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 (B)	260,000	260,188
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,872
Barclays Bank PLC
2.25%, 05/10/2017 (B) (H)	200,000	203,749
Barclays PLC
2.75%, 11/08/2019	200,000	201,299
2.88%, 06/08/2020	278,000	277,971
3.65%, 03/16/2025	200,000	190,949
5.25%, 08/17/2045	200,000	201,423
BB&T Corp.
5.25%, 11/01/2019	30,000	33,219
Series MTN
1.60%, 08/15/2017	131,000	131,657
2.45%, 01/15/2020	300,000	302,842
3.95%, 04/29/2016	50,000	50,910
6.85%, 04/30/2019	75,000	87,194
BNP Paribas SA
4.38%, 09/28/2025 (B)	335,000	326,876
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	250,964
BPCE SA Series MTN
1.63%, 01/26/2018	350,000	351,557
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,000
2.25%, 07/21/2020 (B)	234,000	236,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Comerica, Inc.
3.80%, 07/22/2026	$ 26,000	$ 25,930
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	250,000	254,394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/2015	52,000	52,017
3.38%, 01/19/2017	34,000	34,943
3.88%, 02/08/2022	268,000	282,257
4.38%, 08/04/2025	250,000	250,179
Deutsche Bank AG
1.88%, 02/13/2018	122,000	121,663
3.70%, 05/30/2024 (H)	267,000	265,067
6.00%, 09/01/2017	170,000	183,212
Discover Bank
3.20%, 08/09/2021	250,000	249,863
DNB Boligkreditt AS
2.10%, 10/14/2016 (B)	200,000	200,082
Fifth Third Bancorp
2.30%, 03/01/2019	60,000	60,246
2.88%, 07/27/2020	146,000	147,203
Fifth Third Bank
2.88%, 10/01/2021	204,000	206,098
HSBC Bank PLC
4.75%, 01/19/2021 (B)	375,000	416,230
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	275,064
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	112,387
4.88%, 01/14/2022	160,000	176,609
6.10%, 01/14/2042	150,000	186,699
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,716
2.35%, 03/05/2020	323,000	318,562
Huntington National Bank
2.00%, 06/30/2018	250,000	250,639
Industrial & Commercial Bank of China, Ltd. Series MTN
2.35%, 11/13/2017	250,000	251,673
ING Bank NV
2.50%, 10/01/2019 (B)	250,000	254,243
3.75%, 03/07/2017 (B)	200,000	206,514
KeyCorp Series MTN
2.90%, 09/15/2020	98,000	98,733
5.10%, 03/24/2021	100,000	110,648
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	325,108
3.50%, 05/14/2025	200,000	197,819
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (B)	150,000	149,747
2.60%, 06/24/2019 (B)	117,000	117,631
5.00%, 02/22/2017 (B)	375,000	392,358
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (H)	242,000	241,133
3.60%, 09/25/2024 (B)	300,000	304,517
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	250,000	253,680
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	349,127
3.13%, 03/20/2017 (B)	350,000	359,448
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	92,042
PNC Funding Corp.
3.30%, 03/08/2022 (H)	101,000	104,004
4.38%, 08/11/2020	67,000	73,249

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Funding Corp. (continued)
5.13%, 02/08/2020	$ 65,000	$ 72,903
5.25%, 11/15/2015	25,000	25,122
5.63%, 02/01/2017	25,000	26,329
6.70%, 06/10/2019	50,000	58,197
Royal Bank of Canada
1.88%, 02/05/2021	600,000	600,940
2.00%, 10/01/2018	159,000	161,181
Series MTN
2.20%, 07/27/2018	300,000	304,493
Stadshypotek AB
1.88%, 10/02/2019 (B) (H)	250,000	250,924
Standard Chartered PLC
5.20%, 01/26/2024 (B) (H)	200,000	199,798
Toronto-Dominion Bank
1.50%, 03/13/2017 (B)	200,000	201,333
Series MTN
2.25%, 11/05/2019	104,000	104,620
US Bancorp Series MTN
1.65%, 05/15/2017	96,000	96,859
3.00%, 03/15/2022	83,000	84,963
4.13%, 05/24/2021	34,000	36,926
US Bank NA
2.13%, 10/28/2019	250,000	251,854
2.80%, 01/27/2025	250,000	242,747
Wachovia Corp. Series MTN
5.75%, 02/01/2018	749,000	819,593
Wells Fargo & Co.
3.68%, 06/15/2016 (G)	100,000	102,098
Series MTN
3.00%, 02/19/2025	113,000	108,731
3.30%, 09/09/2024	700,000	694,687
3.50%, 03/08/2022	150,000	155,060
4.10%, 06/03/2026	258,000	260,279
4.60%, 04/01/2021	650,000	713,311
4.65%, 11/04/2044	184,000	181,220
Wells Fargo Bank NA
6.00%, 11/15/2017	250,000	272,521
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	304,000	305,080
2.45%, 11/28/2016 (B)	250,000	254,352

		20,300,815

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	160,000	162,205
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	30,000	35,253
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	78,627
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,107
4.83%, 07/15/2020	25,000	27,764
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	129,416
Heineken NV
1.40%, 10/01/2017 (B)	40,000	39,981
PepsiCo, Inc.
0.54%, 02/26/2016 (A)	45,000	45,017
1.25%, 08/13/2017	180,000	181,221
3.00%, 08/25/2021	20,000	20,698
4.60%, 07/17/2045	111,000	115,998

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
7.90%, 11/01/2018	$ 5,000	$ 5,911
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	270,000	276,864

		1,157,062

Biotechnology - 0.4%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,398
2.90%, 11/06/2022	87,000	84,765
3.20%, 11/06/2022	73,000	72,937
4.50%, 05/14/2035	136,000	131,282
Amgen, Inc.
2.13%, 05/01/2020	12,000	11,843
3.63%, 05/22/2024	382,000	383,120
3.88%, 11/15/2021	100,000	105,372
5.15%, 11/15/2041	200,000	205,549
5.65%, 06/15/2042	25,000	27,987
5.70%, 02/01/2019	50,000	55,527
5.75%, 03/15/2040	41,000	45,381
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	67,645
5.25%, 06/23/2045 (B)	28,000	28,262
Biogen, Inc.
3.63%, 09/15/2022	122,000	122,961
5.20%, 09/15/2045	67,000	67,606
Celgene Corp.
3.25%, 08/15/2022	317,000	317,500
3.55%, 08/15/2022	98,000	99,479
3.63%, 05/15/2024	66,000	65,714
5.00%, 08/15/2045	114,000	113,076
Gilead Sciences, Inc.
3.25%, 09/01/2022	84,000	84,659
3.50%, 02/01/2025	72,000	72,512
4.60%, 09/01/2035	65,000	65,056

		2,362,631

Capital Markets - 1.3%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	200,000	209,218
Bank of New York Mellon Corp.
3.55%, 09/23/2021	90,000	94,560
Series MTN
2.40%, 01/17/2017	149,000	151,378
2.60%, 08/17/2020	120,000	121,766
3.25%, 09/11/2024 (H)	150,000	150,998
3.65%, 02/04/2024	167,000	173,915
4.60%, 01/15/2020	30,000	32,961
BlackRock, Inc.
3.38%, 06/01/2022	65,000	67,216
3.50%, 03/18/2024	55,000	56,499
6.25%, 09/15/2017	100,000	109,492
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	20,555
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	281,000	281,765
2.63%, 01/31/2019	136,000	137,684
2.75%, 09/15/2020	55,000	55,280
2.90%, 07/19/2018	95,000	97,465
3.50%, 01/23/2025	125,000	123,020
3.63%, 02/07/2016 - 01/22/2023	295,000	298,776
3.75%, 05/22/2025	114,000	114,237
4.00%, 03/03/2024	320,000	329,364
5.15%, 05/22/2045	48,000	47,115
5.25%, 07/27/2021	53,000	59,108
5.75%, 01/24/2022	120,000	137,723
5.95%, 01/18/2018	155,000	169,339

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
6.15%, 04/01/2018	$ 240,000	$ 264,323
Series MTN
1.60%, 11/23/2015	133,000	133,182
3.85%, 07/08/2024	289,000	294,604
5.38%, 03/15/2020	125,000	139,435
6.00%, 06/15/2020	188,000	216,058
7.50%, 02/15/2019	460,000	537,649
Invesco Finance PLC
4.00%, 01/30/2024	71,000	74,493
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	115,334
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	112,204
6.25%, 01/14/2021 (B)	175,000	198,977
Morgan Stanley
2.65%, 01/27/2020	250,000	251,182
2.80%, 06/16/2020	189,000	190,069
3.75%, 02/25/2023	600,000	614,540
3.95%, 04/23/2027	145,000	139,646
4.30%, 01/27/2045	92,000	87,435
5.00%, 11/24/2025	124,000	131,840
5.75%, 01/25/2021	100,000	114,048
Series MTN
2.38%, 07/23/2019	171,000	171,018
3.70%, 10/23/2024	444,000	446,118
4.00%, 07/23/2025	264,000	269,806
4.35%, 09/08/2026	200,000	201,029
5.50%, 07/24/2020 - 07/28/2021	163,000	183,179
5.63%, 09/23/2019	200,000	223,431
7.30%, 05/13/2019	200,000	233,526
State Street Corp.
3.10%, 05/15/2023	48,000	47,272
3.55%, 08/18/2025	88,000	89,781
3.70%, 11/20/2023	231,000	241,386
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	138,971
UBS AG Series MTN
5.75%, 04/25/2018	100,000	109,640

		9,009,610

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025	108,000	102,248
4.13%, 03/15/2035	411,000	362,915
5.25%, 01/15/2045	152,000	156,995
CF Industries, Inc.
7.13%, 05/01/2020	250,000	293,881
Dow Chemical Co.
3.00%, 11/15/2022	81,000	78,298
4.13%, 11/15/2021	99,000	103,422
5.25%, 11/15/2041	45,000	44,250
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	25,000	26,638
6.00%, 07/15/2018	150,000	167,016
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,724
2.25%, 01/12/2020	333,000	333,536
Monsanto Co.
4.70%, 07/15/2064	27,000	23,236
Mosaic Co.
3.75%, 11/15/2021	31,000	31,722
4.25%, 11/15/2023	242,000	245,395
4.88%, 11/15/2041	8,000	7,595
5.45%, 11/15/2033	91,000	95,875
5.63%, 11/15/2043	222,000	233,889

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	$ 220,000	$ 201,796
PPG Industries, Inc.
6.65%, 03/15/2018	21,000	23,433
Praxair, Inc.
2.65%, 02/05/2025	59,000	57,062
Union Carbide Corp.
7.50%, 06/01/2025	175,000	214,123

		2,859,049

Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	186,000	164,610
4.13%, 06/15/2023 (H)	29,000	26,100
4.88%, 07/15/2042	46,000	33,120
Eaton Corp.
1.50%, 11/02/2017	22,000	21,975
4.00%, 11/02/2032	21,000	20,167
5.80%, 03/15/2037	100,000	114,260
7.63%, 04/01/2024	75,000	94,558
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	38,889
5.25%, 10/01/2020 (B)	48,000	53,601
5.63%, 03/15/2042 (B)	59,000	63,270
6.70%, 06/01/2034 (B)	152,000	182,256
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	30,266
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	83,907
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	79,994
MUFG Americas Holdings Corp.
2.25%, 02/10/2020 (H)	65,000	64,783
Republic Services, Inc.
3.55%, 06/01/2022	54,000	55,362
Tyco International Finance SA
5.13%, 09/14/2045	46,000	48,099
Waste Management, Inc.
3.13%, 03/01/2025	77,000	75,380
3.90%, 03/01/2035	28,000	26,382

		1,276,979

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	112,918
3.00%, 06/15/2022	111,000	113,118
3.63%, 03/04/2024	450,000	471,747
5.50%, 02/22/2016	50,000	50,961
5.90%, 02/15/2039	70,000	85,428

		834,172

Construction & Engineering - 0.0% (F)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,161
2.88%, 05/08/2022	29,000	28,740
4.38%, 05/08/2042	17,000	16,728
Fluor Corp.
3.38%, 09/15/2021	190,000	197,166

		270,795

Consumer Finance - 0.4%
American Express Co.
3.63%, 12/05/2024	104,000	102,897
7.00%, 03/19/2018	50,000	56,175

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Credit Corp. Series MTN
1.80%, 07/31/2018	$ 130,000	$ 129,959
2.38%, 05/26/2020	290,000	289,852
2.60%, 09/14/2020	129,000	129,588
2.80%, 09/19/2016	111,000	112,929
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	291,799
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	68,016
3.50%, 06/15/2023	121,000	119,998
Caterpillar Financial Services Corp. Series MTN
1.00%, 11/25/2016	200,000	200,619
2.85%, 06/01/2022	46,000	45,828
3.25%, 12/01/2024	130,000	127,676
7.05%, 10/01/2018	125,000	144,171
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	98,015
2.25%, 04/17/2019	40,000	40,652
2.80%, 01/27/2023	73,000	72,238
Series MTN
1.13%, 06/12/2017	200,000	199,890
1.60%, 07/13/2018	43,000	43,059
3.15%, 10/15/2021	33,000	33,949
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017	53,000	53,488

		2,360,798

Distributors - 0.0% (F)
WW Grainger, Inc.
4.60%, 06/15/2045	128,000	134,826

Diversified Financial Services - 2.5%
AIG Global Funding
1.65%, 12/15/2017 (B)	97,000	97,212
Bank of America Corp.
2.00%, 01/11/2018	300,000	301,109
2.65%, 04/01/2019	500,000	505,645
3.88%, 03/22/2017	450,000	464,893
4.10%, 07/24/2023	126,000	130,913
5.75%, 12/01/2017	65,000	70,261
5.88%, 01/05/2021	70,000	80,166
7.63%, 06/01/2019	50,000	58,846
Series MTN
2.25%, 04/21/2020	300,000	295,569
3.30%, 01/11/2023	479,000	475,338
3.88%, 08/01/2025	242,000	245,362
3.95%, 04/21/2025	368,000	358,003
4.00%, 04/01/2024 - 01/22/2025	765,000	767,723
4.25%, 10/22/2026	284,000	280,767
5.00%, 05/13/2021	340,000	374,640
5.63%, 07/01/2020	170,000	191,739
5.65%, 05/01/2018	20,000	21,822
6.40%, 08/28/2017	395,000	428,648
6.88%, 04/25/2018	60,000	67,058
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	397,000	416,127
3.75%, 08/15/2021 (H)	134,000	143,427
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	41,484
5.88%, 03/15/2021 (B)	170,000	195,155
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	250,000	274,825
Citigroup, Inc.
1.85%, 11/24/2017	160,000	160,375
2.15%, 07/30/2018	110,000	110,546
2.50%, 09/26/2018 - 07/29/2019	440,000	444,312

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
3.75%, 06/16/2024	$ 227,000	$ 230,884
3.88%, 10/25/2023	65,000	67,026
4.30%, 11/20/2026	300,000	297,088
4.40%, 06/10/2025	98,000	98,562
4.45%, 01/10/2017	425,000	441,932
5.30%, 05/06/2044	77,000	80,119
5.38%, 08/09/2020	15,000	16,742
5.50%, 09/13/2025	115,000	125,084
5.88%, 01/30/2042	45,000	52,331
6.00%, 08/15/2017	300,000	323,392
8.13%, 07/15/2039	50,000	71,905
8.50%, 05/22/2019	150,000	181,104
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	305,000	303,148
5.30%, 09/15/2043	32,000	36,218
Conoco Funding Co.
7.25%, 10/15/2031	25,000	32,132
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	104,414
Countrywide Financial Corp.
6.25%, 05/15/2016	75,000	77,129
Credit Suisse
1.75%, 01/29/2018	250,000	250,023
Series MTN
2.30%, 05/28/2019	250,000	250,969
Credit Suisse Group Funding Guernsey, Ltd.
4.88%, 05/15/2045 (B)	250,000	244,987
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	234,462
2.24%, 06/15/2018	200,000	199,417
2.38%, 03/12/2019	400,000	396,822
2.60%, 11/04/2019	250,000	247,438
3.00%, 06/12/2017	400,000	406,341
3.98%, 06/15/2016	200,000	203,553
4.13%, 08/04/2025	200,000	199,094
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,019
2.10%, 12/11/2019	20,000	19,969
2.25%, 11/09/2015	225,000	225,414
5.30%, 02/11/2021	25,000	28,758
Series MTN
1.60%, 11/20/2017	127,000	128,660
2.20%, 01/09/2020	129,000	130,793
2.30%, 04/27/2017	75,000	76,535
3.10%, 01/09/2023	800,000	817,974
3.15%, 09/07/2022	300,000	309,099
4.38%, 09/16/2020	375,000	413,721
4.63%, 01/07/2021	190,000	212,037
4.65%, 10/17/2021	200,000	224,958
5.50%, 01/08/2020	180,000	205,989
5.63%, 05/01/2018	445,000	492,642
6.75%, 03/15/2032	210,000	284,376
General Motors Financial Co., Inc.
3.20%, 07/13/2020	305,000	300,892
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	38,765
4.00%, 10/15/2023	88,000	91,637
Jefferies Group LLC
6.45%, 06/08/2027	75,000	77,811
6.88%, 04/15/2021	180,000	202,294
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	200,000	202,584
2.50%, 10/17/2022 (B) (H)	100,000	97,330

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Murray Street Investment Trust I
4.65%, 03/09/2017 (G)	$ 100,000	$ 104,290
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	161,461

		17,039,289

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	664,000	649,660
3.40%, 05/15/2025	56,000	53,452
3.88%, 08/15/2021	75,000	77,893
4.30%, 12/15/2042	373,000	320,540
4.35%, 06/15/2045	49,000	42,058
4.45%, 05/15/2021	50,000	53,372
4.50%, 05/15/2035	90,000	82,333
4.75%, 05/15/2046	67,000	61,392
5.35%, 09/01/2040	113,000	111,625
5.50%, 02/01/2018	105,000	113,772
6.30%, 01/15/2038	50,000	55,013
BellSouth Capital Funding Corp.
7.88%, 02/15/2030	100,000	122,675
BellSouth Corp.
6.55%, 06/15/2034	350,000	382,116
6.88%, 10/15/2031	150,000	172,061
BellSouth Telecommunications LLC
6.30%, 12/15/2015	4,296	4,335
British Telecommunications PLC
9.63%, 12/15/2030	150,000	223,676
Centel Capital Corp.
9.00%, 10/15/2019	40,000	47,674
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (B)	150,000	152,016
8.75%, 06/15/2030	75,000	107,226
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,888
3.48%, 06/15/2050 (B)	41,000	41,010
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,110
Orange SA
2.75%, 09/14/2016	70,000	71,095
9.00%, 03/01/2031	263,000	372,804
Qwest Corp.
6.75%, 12/01/2021	148,000	156,603
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	153,417
5.13%, 04/27/2020	41,000	45,182
Verizon Communications, Inc.
2.63%, 02/21/2020	221,000	221,656
3.00%, 11/01/2021	357,000	356,020
4.15%, 03/15/2024	261,000	269,973
4.40%, 11/01/2034	241,000	224,240
4.50%, 09/15/2020	229,000	248,072
4.52%, 09/15/2048	153,000	134,455
4.67%, 03/15/2055	494,000	425,383
4.86%, 08/21/2046	281,000	263,497
5.15%, 09/15/2023	372,000	410,945
5.85%, 09/15/2035	25,000	27,230
6.40%, 09/15/2033	11,000	12,602
6.55%, 09/15/2043	37,000	43,713
Verizon New England, Inc.
7.88%, 11/15/2029 (H)	176,000	225,005
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	109,031

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Pennsylvania LLC (continued)
8.35%, 12/15/2030	$ 400,000	$ 496,490
8.75%, 08/15/2031	150,000	191,467

		7,398,777

Electric Utilities - 0.9%
Alabama Power Co.
3.75%, 03/01/2045	118,000	106,765
6.13%, 05/15/2038	11,000	13,435
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,901
Appalachian Power Co.
6.70%, 08/15/2037	50,000	62,583
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	99,900
4.50%, 04/01/2042	28,000	29,184
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	94,148
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	56,134
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,628
3.70%, 03/15/2045	123,000	114,629
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,396
6.00%, 12/01/2028 - 01/15/2038	148,000	182,143
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	106,936
6.35%, 08/15/2038	80,000	103,594
Duke Energy Progress LLC
2.80%, 05/15/2022	48,000	48,164
3.00%, 09/15/2021	55,000	57,028
3.25%, 08/15/2025	111,000	112,852
4.10%, 05/15/2042 - 03/15/2043	107,000	105,884
4.15%, 12/01/2044	65,000	65,397
5.30%, 01/15/2019 (H)	70,000	77,962
Electricite de France SA
2.15%, 01/22/2019 (B)	80,000	80,827
6.00%, 01/22/2114 (B)	150,000	158,170
Florida Power & Light Co.
5.95%, 02/01/2038	50,000	63,486
Hydro-Quebec
9.40%, 02/01/2021	250,000	334,362
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	125,138
7.00%, 03/15/2019	30,000	34,692
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	17,074
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	65,742	72,366
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	70,499
5.30%, 10/01/2041	100,000	109,074
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,606
5.45%, 05/15/2041	50,000	57,774
6.50%, 08/01/2018	50,000	56,408
7.13%, 03/15/2019	140,000	162,894
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	52,844
6.00%, 03/01/2019	25,000	27,839
7.88%, 12/15/2015	23,000	23,326
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	143,177
4.88%, 08/15/2019 (B)	40,000	43,807

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NiSource Finance Corp.
5.80%, 02/01/2042	$ 118,000	$ 136,845
Ohio Power Co.
5.38%, 10/01/2021	50,000	57,042
6.05%, 05/01/2018	30,000	33,156
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	73,784
7.00%, 09/01/2022	50,000	61,656
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	65,822
3.25%, 06/15/2023	50,000	50,337
3.50%, 06/15/2025	94,000	95,216
4.45%, 04/15/2042	17,000	17,153
4.50%, 12/15/2041	96,000	97,645
6.05%, 03/01/2034	100,000	120,746
PacifiCorp
3.60%, 04/01/2024	105,000	108,493
3.85%, 06/15/2021	100,000	106,874
5.65%, 07/15/2018	25,000	27,690
PECO Energy Co.
2.38%, 09/15/2022	100,000	96,397
5.35%, 03/01/2018	50,000	54,647
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	53,895
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	61,226
5.80%, 08/01/2018	20,000	22,380
6.50%, 08/01/2038	45,000	60,807
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,353
6.63%, 11/15/2037	150,000	195,129
Public Service Electric & Gas Co.
3.00%, 05/15/2025	167,000	166,315
Series MTN
5.30%, 05/01/2018	30,000	32,908
5.38%, 11/01/2039 (H)	14,000	16,298
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	24,717
Southern California Edison Co.
1.85%, 02/01/2022	65,000	64,824
3.50%, 10/01/2023	106,000	110,242
3.90%, 12/01/2041	30,000	29,089
5.50%, 08/15/2018	65,000	72,107
6.05%, 03/15/2039	60,000	75,008
Southern Co.
1.95%, 09/01/2016	13,000	13,099
Southwestern Electric Power Co.
5.55%, 01/15/2017	150,000	157,807
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B) (H)	200,000	198,903
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	27,240
3.45%, 02/15/2024	21,000	21,445
4.45%, 02/15/2044	28,000	29,322
5.40%, 04/30/2018	100,000	109,608
8.88%, 11/15/2038	90,000	144,440
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,047
3.10%, 06/01/2025	82,000	82,456
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,997
4.80%, 09/15/2041	9,000	9,301
6.50%, 07/01/2036	80,000	99,627

		6,300,119

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	$ 39,000	$ 39,440
4.50%, 03/01/2023 (H)	30,000	30,677
6.88%, 06/01/2018	40,000	43,752
7.50%, 01/15/2027	426,000	512,047

		625,916

Energy Equipment & Services - 0.7%
Boardwalk Pipelines, LP
4.95%, 12/15/2024	70,000	64,838
Buckeye Partners, LP
4.88%, 02/01/2021	300,000	306,410
5.85%, 11/15/2043	100,000	91,503
Cameron International Corp.
4.00%, 12/15/2023	14,000	14,370
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	186,000	121,632
5.70%, 10/15/2039 (H)	100,000	72,448
Ensco PLC
5.20%, 03/15/2025	70,000	53,275
5.75%, 10/01/2044	50,000	34,590
Enterprise Products Operating LLC
3.35%, 03/15/2023	200,000	193,314
3.75%, 02/15/2025	110,000	104,832
3.90%, 02/15/2024	158,000	155,125
4.90%, 05/15/2046	88,000	79,693
4.95%, 10/15/2054	46,000	39,468
5.10%, 02/15/2045	39,000	35,598
5.25%, 01/31/2020	104,000	114,073
5.75%, 03/01/2035	200,000	202,986
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	329,525
6.30%, 08/15/2017 (B)	150,000	159,187
Halliburton Co.
3.50%, 08/01/2023	157,000	157,377
7.45%, 09/15/2039	100,000	133,663
7.60%, 08/15/2096 (B)	50,000	65,406
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,803
Noble Holding International, Ltd.
3.95%, 03/15/2022	11,000	8,276
4.00%, 03/16/2018	42,000	39,781
5.25%, 03/15/2042	9,000	5,751
6.05%, 03/01/2041	120,000	76,316
6.95%, 04/01/2045	40,000	30,013
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	70,143
3.60%, 11/01/2024	250,000	233,987
4.65%, 10/15/2025	350,000	351,298
4.90%, 02/15/2045	162,000	144,681
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	41,000	41,924
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	42,750
4.95%, 01/15/2043	198,000	152,562
5.30%, 04/01/2044	50,000	40,441
5.35%, 05/15/2045	133,000	108,084
5.50%, 02/15/2020	180,000	195,651
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	81,000	74,957
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	51,231
3.75%, 10/16/2023	100,000	99,780
7.13%, 01/15/2019	70,000	81,065

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Transocean, Inc.
4.30%, 10/15/2022	$ 49,000	$ 30,258
6.50%, 11/15/2020 (H)	99,000	75,735
6.88%, 12/15/2021	102,000	76,084
7.50%, 04/15/2031	25,000	16,125
7.85%, 12/15/2041	20,000	13,100
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	99,917

		4,715,026

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	127,791
CVS Health Corp.
3.50%, 07/20/2022	134,000	138,399
4.00%, 12/05/2023	89,000	94,292
5.30%, 12/05/2043	58,000	63,993
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	62,742	72,014
Kroger Co.
2.20%, 01/15/2017	33,000	33,407
4.00%, 02/01/2024	135,000	140,936
5.00%, 04/15/2042	130,000	134,511
5.40%, 07/15/2040	12,000	12,867
6.15%, 01/15/2020	50,000	57,306
6.40%, 08/15/2017	55,000	59,899
7.50%, 04/01/2031	220,000	283,591
Sysco Corp.
3.75%, 10/01/2025	75,000	75,789
Walgreen Co.
3.10%, 09/15/2022	117,000	115,226
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	373,000	377,918
3.80%, 11/18/2024	100,000	99,465
4.50%, 11/18/2034	185,000	175,374

		2,062,778

Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	16,888
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	55,000	65,710
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	71,153
6.00%, 11/27/2017 (B)	100,000	109,094
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,024
2.10%, 03/15/2018	23,000	22,918
Kellogg Co.
1.75%, 05/17/2017	38,000	38,157
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	65,296
5.00%, 06/04/2042	59,000	60,515
6.13%, 08/23/2018	73,000	81,432
6.50%, 02/09/2040	75,000	89,912
6.88%, 01/26/2039	247,000	307,046
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	330,000	332,162
3.95%, 07/15/2025 (B)	215,000	219,984
5.00%, 07/15/2035 (B)	109,000	113,860
Mondelez International, Inc.
4.00%, 02/01/2024	150,000	155,440
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	148,717

		1,928,308

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	$ 75,000	$ 77,419
4.40%, 06/01/2043	63,000	61,304
5.88%, 03/15/2041	146,000	170,513
6.38%, 07/15/2016	100,000	103,979
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	71,010
4.15%, 01/15/2043	138,000	132,387
8.50%, 03/15/2019	35,000	41,937
Boston Gas Co.
4.49%, 02/15/2042 (B)	26,000	26,620
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	115,558

		800,727

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.
1.85%, 06/15/2018	29,000	28,991
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	33,369
3.73%, 12/15/2024	40,000	40,721
Medtronic, Inc.
3.15%, 03/15/2022	175,000	177,500
4.38%, 03/15/2035	219,000	221,386

		501,967

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.50%, 05/15/2042	26,000	25,421
6.75%, 12/15/2037	50,000	62,189
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,297
3.13%, 05/15/2022	62,000	61,368
3.30%, 01/15/2023	28,000	27,708
4.63%, 05/15/2042	50,000	49,266
4.65%, 01/15/2043 - 08/15/2044	184,000	178,614
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	76,181
Express Scripts Holding Co.
3.50%, 06/15/2024 (H)	150,000	147,614
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	247,841
McKesson Corp.
0.95%, 12/04/2015	19,000	19,007
Roche Holdings, Inc.
3.35%, 09/30/2024 (B)	300,000	306,822
Texas Health Resources
4.33%, 11/15/2055	250,000	245,181
UnitedHealth Group, Inc.
1.90%, 07/16/2018	55,000	55,570
2.75%, 02/15/2023	23,000	22,664
2.88%, 03/15/2023 (H)	50,000	49,814
3.35%, 07/15/2022	56,000	57,798
3.38%, 11/15/2021	94,000	98,673
4.63%, 07/15/2035	70,000	73,860
6.63%, 11/15/2037	80,000	102,873

		1,978,761

Hotels, Restaurants & Leisure - 0.0% (F)
Starbucks Corp.
4.30%, 06/15/2045	109,000	111,700

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	$ 20,000	$ 19,859
7.50%, 11/01/2018	15,000	17,645

		37,504

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	206,703
4.00%, 10/01/2020	60,000	62,963
4.25%, 06/15/2022	80,000	81,873
PSEG Power LLC
4.15%, 09/15/2021	33,000	34,567
4.30%, 11/15/2023 (H)	37,000	37,913
5.13%, 04/15/2020	92,000	101,663

		525,682

Industrial Conglomerates - 0.1%
Danaher Corp.
2.40%, 09/15/2020	56,000	56,521
General Electric Co.
2.70%, 10/09/2022	64,000	64,161
3.38%, 03/11/2024	131,000	135,676
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	101,676
5.75%, 03/11/2018	14,000	15,190
7.20%, 06/01/2026	20,000	24,897

		398,121

Insurance - 0.7%
ACE INA Holdings, Inc.
3.15%, 03/15/2025	231,000	225,286
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	200,000	258,020
Allstate Corp.
3.15%, 06/15/2023	41,000	41,424
American International Group, Inc.
3.75%, 07/10/2025	81,000	82,258
3.88%, 01/15/2035	111,000	102,106
4.13%, 02/15/2024	71,000	74,591
Aon Corp.
6.25%, 09/30/2040	18,000	21,246
Aon PLC
3.50%, 06/14/2024	100,000	98,495
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	97,198
2.45%, 12/15/2015	33,000	33,117
3.00%, 05/15/2022	25,000	25,334
4.30%, 05/15/2043	83,000	79,956
4.40%, 05/15/2042	221,000	217,883
5.40%, 05/15/2018 (H)	50,000	55,087
CNA Financial Corp.
3.95%, 05/15/2024	45,000	45,302
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	47,000	51,517
Lincoln National Corp.
4.20%, 03/15/2022	162,000	168,285
4.85%, 06/24/2021	12,000	13,193
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	177,267
3.50%, 03/10/2025	129,000	128,893
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	28,483
7.63%, 11/15/2023 (B)	250,000	313,075
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	214,000	213,656
1.88%, 06/22/2018 (B)	150,000	151,008
3.00%, 01/10/2023 (B)	150,000	149,367

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I (continued)
3.65%, 06/14/2018 (B)	$ 125,000	$ 131,500
3.88%, 04/11/2022 (B)	200,000	208,715
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	195,000	295,354
New York Life Global Funding
0.80%, 02/12/2016 (B)	75,000	75,084
2.15%, 06/18/2019 (B)	293,000	295,510
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	150,000	223,601
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,081
Principal Life Global Funding II
1.00%, 12/11/2015 (B)	47,000	47,035
1.50%, 09/11/2017 (B)	200,000	200,168
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	450,000	599,934
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	55,299

		4,997,328

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	201,654
4.80%, 12/05/2034	157,000	161,327

		362,981

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	355,000	328,112
2.88%, 08/01/2021	100,000	97,502
3.45%, 08/01/2024 (H)	200,000	190,174

		615,788

IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/08/2018	100,000	100,067
1.63%, 05/15/2020	348,000	343,495
6.22%, 08/01/2027	250,000	308,040
Xerox Corp.
2.75%, 09/01/2020	222,000	214,747
2.95%, 03/15/2017	26,000	26,444
5.63%, 12/15/2019	80,000	88,562
6.75%, 02/01/2017	50,000	53,225

		1,134,580

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	21,989
4.15%, 02/01/2024	69,000	71,468

		93,457

Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	34,338
Deere & Co.
2.60%, 06/08/2022	74,000	72,668
3.90%, 06/09/2042	32,000	30,472
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,289
3.90%, 09/01/2042	280,000	269,120
Parker-Hannifin Corp. Series MTN
4.45%, 11/21/2044	85,000	88,317

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Parker-Hannifin Corp. (continued) Series MTN (continued)
5.50%, 05/15/2018	$ 20,000	$ 21,932
Pentair Finance SA
2.90%, 09/15/2018	242,000	242,785

		861,921

Media - 0.9%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	59,667
7.30%, 04/30/2028	50,000	60,112
8.88%, 04/26/2023	80,000	105,753
9.50%, 07/15/2024	70,000	96,341
CBS Corp.
3.38%, 03/01/2022	17,000	16,893
3.50%, 01/15/2025	114,000	109,790
3.70%, 08/15/2024	156,000	153,120
4.00%, 01/15/2026	83,000	81,654
CCO Safari II LLC
4.46%, 07/23/2022 (B)	317,000	317,167
6.38%, 10/23/2035 (B)	92,000	93,081
6.83%, 10/23/2055 (B)	125,000	124,632
Comcast Corp.
4.20%, 08/15/2034	167,000	164,725
4.25%, 01/15/2033	173,000	171,938
6.45%, 03/15/2037	50,000	63,277
6.50%, 01/15/2017 - 11/15/2035	300,000	371,618
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	52,252
4.80%, 02/01/2035 (B)	350,000	310,209
8.38%, 03/01/2039 (B)	60,000	72,747
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	315,000	317,053
3.95%, 01/15/2025	85,000	83,370
4.60%, 02/15/2021	125,000	133,683
5.00%, 03/01/2021	18,000	19,619
6.38%, 03/01/2041	100,000	107,141
Discovery Communications LLC
4.38%, 06/15/2021	80,000	83,350
4.95%, 05/15/2042	200,000	179,265
Historic TW, Inc.
9.15%, 02/01/2023	500,000	658,670
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	54,779
6.40%, 04/30/2040	170,000	212,325
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	254,000
3.95%, 09/30/2021	126,000	131,925
4.50%, 05/23/2043	59,000	54,722
4.70%, 10/15/2019	15,000	16,368
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	80,605
6.75%, 07/01/2018	60,000	66,765
7.30%, 07/01/2038	100,000	104,738
8.75%, 02/14/2019	50,000	58,718
Time Warner Cos., Inc.
7.57%, 02/01/2024	40,000	49,371
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	75,000	86,991
Time Warner, Inc.
3.55%, 06/01/2024	250,000	247,721
3.60%, 07/15/2025	135,000	132,192
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,202
3.13%, 06/15/2022	80,000	74,547
3.88%, 12/15/2021	72,000	70,812
4.38%, 03/15/2043	93,000	68,603

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Viacom, Inc. (continued)
4.50%, 02/27/2042	$ 25,000	$ 18,877
4.85%, 12/15/2034	32,000	27,646
6.25%, 04/30/2016	4,000	4,115
Walt Disney Co. Series MTN
0.45%, 12/01/2015	33,000	33,002
3.15%, 09/17/2025	250,000	253,248

		6,162,399

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (H)	131,000	131,371
5.00%, 09/30/2043	50,000	50,573
Freeport Minerals Corp.
9.50%, 06/01/2031 (H)	250,000	243,302
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	126,965
4.55%, 11/14/2024 (H)	112,000	83,440
5.40%, 11/14/2034	42,000	29,387
5.45%, 03/15/2043	350,000	243,250
Nucor Corp.
4.00%, 08/01/2023	45,000	45,856
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	36,914
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88,000	87,694
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,469
3.75%, 09/20/2021	80,000	81,981
Teck Resources, Ltd.
3.75%, 02/01/2023 (H)	77,000	46,970
4.75%, 01/15/2022	277,000	177,972

		1,398,144

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	82,293
3.50%, 02/01/2025	104,000	104,582
4.50%, 02/01/2045	75,000	74,344
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,986
5.65%, 04/15/2020	20,000	23,009
6.13%, 03/15/2019	100,000	113,649
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,690
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	107,782
DTE Energy Co.
2.40%, 12/01/2019	69,000	69,428
3.30%, 06/15/2022 (B)	79,000	80,837
3.85%, 12/01/2023	46,000	47,948
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	42,712
6.00%, 06/01/2026	50,000	62,221
Sempra Energy
2.88%, 10/01/2022	70,000	68,646
3.55%, 06/15/2024	165,000	166,061
4.05%, 12/01/2023	72,000	75,074
6.50%, 06/01/2016	50,000	51,756
9.80%, 02/15/2019	50,000	61,878
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,255

		1,444,151

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	$ 74,000	$ 69,604
3.88%, 01/15/2022	200,000	203,653
4.38%, 09/01/2023	62,000	64,052
4.50%, 12/15/2034	79,000	72,358
6.90%, 01/15/2032	120,000	146,636
7.45%, 07/15/2017	30,000	32,944
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	37,382
Target Corp.
6.00%, 01/15/2018	100,000	110,425

		737,054

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	122,015
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	94,356
Apache Corp.
2.63%, 01/15/2023	100,000	92,230
3.25%, 04/15/2022	14,000	13,630
4.75%, 04/15/2043	57,000	51,435
BP Capital Markets PLC
1.38%, 11/06/2017	40,000	39,940
1.85%, 05/05/2017	89,000	89,765
2.24%, 05/10/2019	150,000	151,109
2.75%, 05/10/2023	254,000	243,857
3.25%, 05/06/2022	96,000	96,617
3.54%, 11/04/2024 (H)	300,000	297,668
3.81%, 02/10/2024	66,000	67,400
4.74%, 03/11/2021	50,000	55,314
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	32,485
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	123,560
5.90%, 02/01/2018	25,000	26,922
6.25%, 03/15/2038	140,000	139,456
6.45%, 06/30/2033	124,000	127,533
7.20%, 01/15/2032	20,000	21,960
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	296,317
4.45%, 09/15/2042	42,000	33,278
6.75%, 11/15/2039	89,000	92,323
Chevron Corp.
2.36%, 12/05/2022	60,000	58,023
CNOOC Finance LLC
3.50%, 05/05/2025	235,000	223,637
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	226,707
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	210,588
ConocoPhillips Co.
2.20%, 05/15/2020	82,000	82,004
3.35%, 05/15/2025	225,000	219,254
5.75%, 02/01/2019	75,000	84,258
Devon Energy Corp.
3.25%, 05/15/2022 (H)	64,000	61,457
4.75%, 05/15/2042	52,000	45,971
6.30%, 01/15/2019	30,000	33,585
7.95%, 04/15/2032	150,000	184,372
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	122,355
Ecopetrol SA
4.13%, 01/16/2025	100,000	84,250
5.38%, 06/26/2026	116,000	101,210
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	81,646

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
3.60%, 02/01/2023	$ 143,000	$ 128,737
4.75%, 01/15/2026	123,000	113,171
5.15%, 03/15/2045	39,000	30,423
Eni SpA
5.70%, 10/01/2040 (B)	125,000	126,556
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	129,466
4.15%, 06/01/2025	238,000	218,320
5.05%, 04/01/2045	58,000	49,141
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	34,959
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	298,732
Harvest Operations Corp.
2.13%, 05/14/2018 (B)	200,000	200,394
Hess Corp.
7.88%, 10/01/2029	25,000	29,514
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	310,477
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	63,164
4.25%, 02/01/2021	167,000	173,604
5.15%, 10/15/2043	178,000	168,850
Marathon Oil Corp.
2.80%, 11/01/2022	160,000	143,197
6.60%, 10/01/2037	130,000	130,267
Marathon Petroleum Corp.
3.63%, 09/15/2024 (H)	145,000	140,129
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	120,754
5.05%, 11/15/2044 (H)	100,000	86,598
5.63%, 05/01/2021	142,000	142,852
5.88%, 06/01/2022	108,000	107,796
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,243
2.70%, 02/15/2023 (H)	40,000	38,637
3.50%, 06/15/2025	91,000	90,744
4.63%, 06/15/2045	39,000	39,266
ONEOK Partners, LP
3.80%, 03/15/2020	200,000	201,594
4.90%, 03/15/2025	470,000	437,603
6.65%, 10/01/2036	210,000	209,462
Petro-Canada
6.05%, 05/15/2018	40,000	43,967
6.80%, 05/15/2038	50,000	61,478
Petrobras Global Finance BV
4.38%, 05/20/2023	112,000	73,080
6.25%, 03/17/2024 (H)	354,000	257,641
6.75%, 01/27/2041	175,000	114,188
6.85%, 06/05/2115	26,000	16,575
7.88%, 03/15/2019	100,000	82,500
Petroleos Mexicanos
4.25%, 01/15/2025 (B)	67,000	61,305
4.50%, 01/23/2026 (B) (H)	205,000	188,990
4.88%, 01/18/2024	44,000	42,588
5.63%, 01/23/2046 (B)	129,000	104,987
6.38%, 01/23/2045	106,000	95,230
Phillips 66
2.95%, 05/01/2017	33,000	33,760
4.30%, 04/01/2022 (H)	17,000	17,813
Shell International Finance BV
1.13%, 08/21/2017	85,000	85,094
2.13%, 05/11/2020	175,000	175,181
4.13%, 05/11/2035	253,000	246,117
6.38%, 12/15/2038	150,000	187,133

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	$ 208,000	$ 216,428
Spectra Energy Capital LLC
3.30%, 03/15/2023	130,000	116,751
5.65%, 03/01/2020	150,000	162,382
7.50%, 09/15/2038	140,000	153,828
8.00%, 10/01/2019	120,000	140,211
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,113
3.50%, 03/15/2025	125,000	116,706
5.95%, 09/25/2043	63,000	64,717
Statoil ASA
1.15%, 05/15/2018 (H)	134,000	132,961
2.65%, 01/15/2024	214,000	204,450
2.75%, 11/10/2021	31,000	31,052
3.13%, 08/17/2017 (H)	33,000	34,173
3.15%, 01/23/2022	33,000	33,396
3.25%, 11/10/2024	107,000	105,839
4.25%, 11/23/2041	27,000	26,612
Suncor Energy, Inc.
3.60%, 12/01/2024	210,000	208,201
Talisman Energy, Inc.
5.50%, 05/15/2042	110,000	84,976
5.85%, 02/01/2037	70,000	58,234
6.25%, 02/01/2038	70,000	59,696
7.75%, 06/01/2019	60,000	67,403
Tosco Corp.
7.80%, 01/01/2027	100,000	130,337
Total Capital Canada, Ltd.
0.67%, 01/15/2016 (A)	36,000	36,024
Total Capital International SA
0.75%, 01/25/2016	23,000	23,021
1.50%, 02/17/2017	55,000	55,480
1.55%, 06/28/2017	66,000	66,483
2.70%, 01/25/2023	150,000	146,011
2.75%, 06/19/2021	250,000	253,989
3.75%, 04/10/2024	29,000	29,942
Total Capital SA
2.30%, 03/15/2016	100,000	100,838
Western Gas Partners, LP
5.38%, 06/01/2021	69,000	73,858
5.45%, 04/01/2044	118,000	108,216

		13,132,092

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	91,000	91,080
3.45%, 03/15/2022	302,000	298,538
4.55%, 03/15/2035	217,000	199,653
Actavis, Inc.
3.25%, 10/01/2022	38,000	37,057
Allergan, Inc.
2.80%, 03/15/2023	250,000	232,465
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	201,067
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	139,000	150,785
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	84,768
2.40%, 09/15/2022	62,000	60,468
2.80%, 05/18/2023	94,000	93,387
3.70%, 02/10/2045	20,000	18,350

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
1.88%, 02/01/2018	$ 26,000	$ 25,920
4.70%, 02/01/2043	26,000	23,295

		1,516,833

Real Estate Investment Trusts - 0.3%
American Tower Corp.
3.50%, 01/31/2023	100,000	96,341
5.00%, 02/15/2024 (H)	57,000	59,887
Equity Commonwealth
5.88%, 09/15/2020	250,000	273,315
ERP Operating, LP
4.63%, 12/15/2021	77,000	83,922
HCP, Inc.
2.63%, 02/01/2020	76,000	75,738
3.40%, 02/01/2025	95,000	88,977
3.88%, 08/15/2024	176,000	172,188
4.20%, 03/01/2024	30,000	29,971
4.25%, 11/15/2023	58,000	58,374
Prologis, LP
4.25%, 08/15/2023	76,000	78,725
Realty Income Corp.
3.25%, 10/15/2022	390,000	380,884
Simon Property Group, LP
2.15%, 09/15/2017	167,000	169,381
3.75%, 02/01/2024	200,000	205,824
4.13%, 12/01/2021	67,000	71,686
Ventas Realty, LP
3.50%, 02/01/2025	54,000	52,186
3.75%, 05/01/2024	44,000	43,752
4.13%, 01/15/2026	45,000	45,360
Ventas Realty, LP / Ventas Capital Corp.
3.25%, 08/15/2022	170,000	166,473
Welltower, Inc.
4.00%, 06/01/2025	74,000	73,978
4.50%, 01/15/2024	73,000	76,349

		2,303,311

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	49,239
3.05%, 03/15/2022	87,000	86,887
3.45%, 09/15/2021	22,000	22,690
3.60%, 09/01/2020	25,000	26,398
3.75%, 04/01/2024	124,000	127,787
4.38%, 09/01/2042	88,000	84,286
5.15%, 09/01/2043	154,000	164,578
5.65%, 05/01/2017	50,000	53,329
6.70%, 08/01/2028	50,000	62,335
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (H)	208,000	196,402
4.50%, 01/15/2022	370,000	398,300
6.13%, 09/15/2115	27,000	28,359
7.13%, 10/15/2031	50,000	63,010
CSX Corp.
3.40%, 08/01/2024 (H)	350,000	354,311
3.95%, 05/01/2050	42,000	36,340
4.10%, 03/15/2044	16,000	14,650
4.25%, 06/01/2021	22,000	23,685
5.50%, 04/15/2041	37,000	40,916
7.90%, 05/01/2017	60,000	66,098
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	55,992
3.95%, 10/01/2042	35,000	31,343
6.00%, 03/15/2105 - 05/23/2111	290,000	325,929

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Ryder System, Inc. Series MTN
2.50%, 03/01/2017 - 05/11/2020	$ 161,000	$ 160,836
2.65%, 03/02/2020	79,000	78,731
2.88%, 09/01/2020	69,000	69,380
3.60%, 03/01/2016	25,000	25,268
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,012
3.65%, 02/15/2024	37,000	38,647
4.16%, 07/15/2022	7,000	7,528
4.30%, 06/15/2042	20,000	20,216
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	300,000	294,616
4.70%, 01/02/2024	57,547	61,431

		3,085,529

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	90,333
3.70%, 07/29/2025	107,000	109,778
4.00%, 12/15/2032	221,000	214,907
Texas Instruments, Inc.
1.65%, 08/03/2019	183,000	182,245

		597,263

Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	215,000	227,472
Microsoft Corp.
0.88%, 11/15/2017 (H)	23,000	23,024
2.13%, 11/15/2022	34,000	32,919
2.38%, 02/12/2022 - 05/01/2023	206,000	202,470
3.50%, 02/12/2035	55,000	51,141
3.63%, 12/15/2023 (H)	111,000	117,757
4.00%, 02/12/2055	57,000	51,638
Oracle Corp.
2.80%, 07/08/2021	281,000	284,910
2.95%, 05/15/2025	450,000	438,714
4.30%, 07/08/2034	407,000	408,059
5.25%, 01/15/2016	30,000	30,401
5.75%, 04/15/2018	100,000	110,426
6.13%, 07/08/2039	82,000	99,673
6.50%, 04/15/2038	30,000	38,046

		2,116,650

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	193,000	183,463
Gap, Inc.
5.95%, 04/12/2021	50,000	54,124
Home Depot, Inc.
2.63%, 06/01/2022	40,000	39,983
4.25%, 04/01/2046	121,000	121,870
5.40%, 03/01/2016 (H)	85,000	86,695
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	75,096
3.38%, 09/15/2025	119,000	120,231
4.65%, 04/15/2042	54,000	56,684
5.13%, 11/15/2041	33,000	36,651
5.50%, 10/15/2035	150,000	173,058

		947,855

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
0.55%, 05/03/2018 (A)	138,000	138,065
2.15%, 02/09/2022	273,000	266,185
2.40%, 05/03/2023	256,000	248,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.85%, 05/06/2021	$ 252,000	$ 258,446
3.20%, 05/13/2025	192,000	193,179
3.45%, 02/09/2045	125,000	105,823
Dell, Inc.
7.10%, 04/15/2028	25,000	24,625
EMC Corp.
1.88%, 06/01/2018	150,000	150,372
3.38%, 06/01/2023 (H)	330,000	327,036
Hewlett-Packard Co.
4.38%, 09/15/2021	24,000	25,083
6.00%, 09/15/2041	82,000	80,609

		1,817,534

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	53,000	53,724
3.38%, 02/01/2022 (B)	277,000	270,724
4.25%, 01/17/2023 (B) (H)	100,000	101,970

		426,418

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.40%, 03/01/2025 (H)	183,000	185,444

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	109,904
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	125,000	121,875
Rogers Communications, Inc.
4.10%, 10/01/2023	176,000	181,600
8.75%, 05/01/2032	50,000	68,647
Vodafone Group PLC
1.50%, 02/19/2018	125,000	124,033
6.25%, 11/30/2032	180,000	195,225

		801,284

Total Corporate Debt Securities (Cost $133,331,255)		133,531,149

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
African Development Bank
8.80%, 09/01/2019	225,000	280,252
Brazilian Government International Bond
5.00%, 01/27/2045	200,000	149,500
Colombia Government International Bond
4.50%, 01/28/2026	200,000	194,500
5.00%, 06/15/2045	200,000	171,500
Israel Government AID Bond
5.50%, 09/18/2033	100,000	131,745
Series 2006-Z
Zero Coupon, 02/15/2022	1,500,000	1,308,105
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	757,820
Series 2008-Z
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,575,612
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	387,020
Israel Government AID Bond, Principal Only STRIPS
Series 2004-Z
08/15/2023	1,000,000	816,662
Mexico Government International Bond
3.60%, 01/30/2025	414,000	405,203

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond (continued)
4.00%, 10/02/2023	$ 232,000	$ 236,292
5.55%, 01/21/2045	448,000	458,640
Series MTN
3.50%, 01/21/2021 (H)	244,000	248,270
4.75%, 03/08/2044	60,000	54,750
Peruvian Government International Bond
5.63%, 11/18/2050	36,000	37,170
Poland Government International Bond
4.00%, 01/22/2024	133,000	140,648
Province of Ontario, Canada
1.65%, 09/27/2019	173,000	172,868
South Africa Government International Bond
5.38%, 07/24/2044	252,000	234,675
Turkey Government International Bond
4.25%, 04/14/2026	200,000	181,750
5.75%, 03/22/2024	200,000	207,300

Total Foreign Government Obligations (Cost $8,154,736)		8,150,282

MORTGAGE-BACKED SECURITIES - 5.3%
A10 Securitization LLC
Series 2013-1, Class A
2.40%, 11/15/2025 (B)	49,464	49,621
Series 2015-1, Class A1
2.10%, 04/15/2034 (B)	473,000	472,230
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (B)	448,698	451,793
Series 2013-2, Class B
4.38%, 11/15/2027 (B)	250,000	253,079
Series 2014-1, Class A1
1.72%, 04/15/2033 (B)	319,830	319,177
Series 2014-1, Class A2
3.02%, 04/15/2033 (B)	301,000	302,417
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (A) (B) (C)	336,196	333,005
Series 2013-B, Class A
3.50%, 02/25/2051 (A) (B) (C)	271,760	270,525
Series 2014-A, Class A
3.75%, 10/25/2057 (A) (B)	442,432	442,226
Series 2015-B, Class A
3.88%, 07/25/2060 (A) (B)	246,827	247,801
Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	423,610	426,814
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	296,330	288,095
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	112,968	103,437
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8
4.56%, 07/25/2035 (A)	486,405	60,183
Series 2005-22T1, Class A2
4.88%, 06/25/2035 (A)	840,249	127,542
Series 2005-J1, Class 1A4
4.91%, 02/25/2035 (A)	287,403	23,368
ASG Resecuritization Trust
Series 2009-1, Class A60
5.63%, 06/26/2037 (A) (B)	57,959	57,351
Series 2009-3, Class A65
2.09%, 03/26/2037 (A) (B)	93,540	93,107
Series 2009-4, Class A60
6.00%, 06/28/2037 (B)	20,480	20,559

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (B)	$ 100,000	$ 101,646
Series 2014-520M, Class C
4.35%, 08/15/2046 (A) (B)	200,000	190,339
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	163,298	169,828
Series 2003-7, Class 2A4
5.00%, 09/25/2018	11,523	11,641
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (A)	87,560	87,637
Series 2006-3, Class A4
5.89%, 07/10/2044 (A)	140,996	143,306
Series 2006-5, Class A4
5.41%, 09/10/2047	370,841	378,184
Series 2007-5, Class A4
5.49%, 02/10/2051	255,429	268,419
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.75%, 03/20/2035 (A)	160,986	160,281
Series 2010-R11A, Class 1A6
5.18%, 08/26/2035 (A) (B)	41,747	42,209
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1
03/25/2034	35,835	29,479
Series 2005-7, Class 30
11/25/2035	45,018	36,279
Series 2005-8, Class 30
01/25/2036	13,797	9,606
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	9,444	9,444
Series 2005-6, Class A4
5.32%, 09/10/2047 (A)	155,663	155,500
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.76%, 11/25/2033 (A)	187,162	187,805
Series 2004-3, Class 1A26
5.50%, 04/25/2034	52,670	53,616
Series 2004-6, Class 1A3
5.50%, 05/25/2034	83,058	84,379
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (B)	550,000	561,361
Series 2012-TFT, Class A
2.89%, 06/05/2030 (B)	350,000	349,642
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.18%, 07/26/2045 (A) (B)	151,031	151,497
Series 2011-RR10, Class 2A1
1.05%, 09/26/2037 (A) (B)	247,919	238,360
Series 2012-RR10, Class 1A1
0.43%, 02/26/2037 (A) (B)	237,780	229,792
Series 2012-RR10, Class 3A1
0.39%, 05/26/2036 (A) (B)	210,131	200,989
Series 2012-RR2, Class 1A1
0.37%, 08/26/2036 (A) (B)	91,602	90,510
Series 2012-RR3, Class 2A5
2.06%, 05/26/2037 (A) (B)	138,228	138,379
Series 2012-RR4, Class 8A3
0.43%, 06/26/2047 (A) (B)	198,753	191,577

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.83%, 07/25/2034 (A)	$ 436,863	$ 418,063
Bear Stearns ARM Trust
Series 2006-1, Class A1
2.36%, 02/25/2036 (A)	149,712	148,519
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 09/11/2041	260,359	265,521
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.29%, 07/15/2044 (A)	27,661	27,649
CGBAM Commercial Mortgage Trust
Series 2014-HD, Class A
1.01%, 02/15/2031 (A) (B)	200,000	199,086
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	84,187	85,206
Series 2007-A1, Class 1A3
2.62%, 02/25/2037 (A)	175,116	172,806
Series 2007-A2, Class 2A1
2.62%, 07/25/2037 (A)	72,557	73,200
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	123,058	129,179
Series 2004-3, Class A4
5.75%, 04/25/2034	73,835	76,858
Series 2004-7, Class 2A1
2.50%, 06/25/2034 (A)	38,309	37,541
Series 2004-8, Class 2A1
4.50%, 06/25/2019	19,601	20,122
Series 2004-HYB1, Class 2A
2.53%, 05/20/2034 (A)	36,211	34,487
Series 2005-22, Class 2A1
2.53%, 11/25/2035 (A)	235,061	199,409
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A
2.11%, 01/12/2030 (B)	92,259	93,302
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5
5.25%, 10/25/2033	49,726	50,691
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (B)	208,665	211,050
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (B)	245,482	249,710
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	60,857	62,566
COMM Mortgage Trust
Series 2013-SFS, Class A2
3.09%, 04/12/2035	125,000	125,956
Series 2014-KYO, Class A
1.10%, 06/11/2027 (A) (B)	1,058,000	1,050,080
Series 2014-PAT, Class A
1.01%, 08/13/2027 (A) (B)	198,000	196,024
Series 2014-TWC, Class A
1.04%, 02/13/2032 (A) (B)	450,000	447,756
Series 2014-TWC, Class B
1.79%, 02/13/2032 (A) (B)	500,000	498,604
Series 2015-CR25, Class A4
3.76%, 08/10/2048	422,000	442,931
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.15%, 11/17/2026 (A) (B)	30,998	30,943

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2006-GG7, Class AM
6.01%, 07/10/2038 (A)	$ 50,000	$ 51,199
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (A)	118,109	118,748
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	48,574	50,183
Series 2003-27, Class 5A4
5.25%, 11/25/2033	64,014	65,304
Series 2004-5, Class 3A1
5.25%, 08/25/2019	22,819	23,338
CSMC Trust
Series 2010-11R, Class A6
1.20%, 06/28/2047 (A) (B)	722,474	697,398
Series 2011-6R, Class 3A1
2.82%, 07/28/2036 (A) (B)	57,092	57,364
Series 2011-9R, Class A1
2.20%, 03/27/2046 (A) (B)	12,896	12,902
Series 2012-3R, Class 1A1
2.38%, 07/27/2037 (A) (B)	71,244	70,979
Series 2014-ICE, Class A
1.01%, 04/15/2027 (A) (B)	505,000	503,088
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	3,788	3,787
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (B)	24,849	24,898
GMACM Mortgage Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	25,019	25,645
Series 2004-J5, Class A7
6.50%, 01/25/2035	42,021	44,411
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 (B)	140,076	142,867
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (B)	750,000	787,225
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (B)	100,000	101,506
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.47%, 08/10/2044 (A) (B)	200,000	205,626
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.54%, 03/25/2035 (A) (B)	223,192	191,314
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 (A) (B)	134,257	114,293
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	114,179	117,885
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	84,453	87,477
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	126,627	131,949
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	130,389	116,849
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	209,068	206,225
HILT Mortgage Trust
Series 2014-ORL, Class A
1.10%, 07/15/2029 (A) (B)	850,000	834,313

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A
4.00%, 05/26/2053 (B) (C)	$ 604,616	$ 596,302
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (A)	132,543	128,364
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (A)	32,725	31,942
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (A)	110,534	111,955
Series 2007-C1, Class A4
5.72%, 02/15/2051	494,611	522,857
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X
0.69%, 05/15/2045 (A)	3,351,131	11,628
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.52%, 11/25/2033 (A)	76,110	76,337
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 (B)	154,000	161,385
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	162,787	169,616
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.71%, 04/21/2034 (A)	97,182	97,648
Series 2004-13, Class 3A7
2.76%, 11/21/2034 (A)	51,743	53,027
Series 2004-3, Class 4A2
2.37%, 04/25/2034 (A)	39,293	36,817
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	36,287	36,812
Series 2004-5, Class 5A1
4.75%, 06/25/2019	26,926	27,536
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	88,714	91,143
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3
05/28/2035 (B)	67,728	54,182
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.81%, 10/25/2028 (A)	582,278	555,968
Series 2004-1, Class 2A1
2.18%, 12/25/2034 (A)	127,649	128,126
Series 2004-A, Class A1
0.65%, 04/25/2029 (A)	441,299	423,581
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	350,000	369,385
Morgan Stanley Capital I Trust
Series 2006-T21, Class A4
5.16%, 10/12/2052 (A)	27,072	27,043
Series 2006-T23, Class A4
6.02%, 08/12/2041 (A)	612,884	624,962
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	106,716

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (B)	$ 160,284	$ 159,483
Series 2012-XA, Class A
2.00%, 07/27/2049 (B)	231,089	229,587
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	150,000	135,975
MortgageIT Trust
Series 2005-1, Class 1A1
0.83%, 02/25/2035 (A)	52,235	50,957
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2
6.00%, 05/25/2033	10,637	10,971
Series 2003-A1, Class A5
7.00%, 04/25/2033	14,015	14,525
NorthStar
Series 2013-1A, Class A
2.05%, 08/25/2029 (A) (B)	207,538	207,732
PFP, Ltd.
Series 2015-2, Class A
1.66%, 07/14/2034 (A) (B)	276,000	276,018
Series 2015-2, Class C
3.46%, 07/14/2034 (A) (B)	100,000	100,017
Series 2015-2, Class D
4.21%, 07/14/2034 (A) (B)	100,000	100,017
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X
6.00%, 05/25/2037	278,157	70,759
RAIT Trust
Series 2014-FL3, Class A
1.45%, 12/15/2031 (A) (B)	327,036	326,216
Series 2015-FL4, Class A
1.54%, 12/15/2031 (A) (B)	273,326	270,899
RALI Trust
Series 2002-QS16, Class A3
16.22%, 10/25/2017 (A)	5,237	5,392
Series 2003-QS19, Class A1
5.75%, 10/25/2033	94,126	99,073
Series 2003-QS3, Class A2
16.07%, 02/25/2018 (A)	6,202	6,614
Series 2004-QS3, Class CB
5.00%, 03/25/2019	60,374	61,659
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 (B)	160,000	162,790
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 (A) (B)	60,839	61,368
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (B)	98,906	100,654
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A
1.60%, 08/15/2032 (A) (B)	160,000	160,000
Series 2015-CRE4, Class B
3.21%, 08/15/2032 (A) (B)	153,000	153,000
RFMSI Trust, Principal Only STRIPS
Series 2004-S6, Class 2A6
06/25/2034	16,177	13,844
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.98%, 04/20/2033 (A)	261,562	250,403
Series 2004-11, Class A1
0.52%, 12/20/2034 (A)	195,336	189,672
Series 2004-8, Class A1
0.92%, 09/20/2034 (A)	397,502	378,433

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-9, Class A1
0.90%, 10/20/2034 (A)	$ 341,078	$ 325,558
Springleaf Mortgage Loan Trust
Series 2012-3A, Class A
1.57%, 12/25/2059 (A) (B)	179,535	179,486
Series 2012-3A, Class M1
2.66%, 12/25/2059 (A) (B)	103,000	103,047
Series 2012-3A, Class M2
3.56%, 12/25/2059 (A) (B)	165,000	165,179
Series 2013-1A, Class A
1.27%, 06/25/2058 (A) (B)	182,588	182,423
Series 2013-1A, Class M1
2.31%, 06/25/2058 (A) (B)	166,000	166,438
Series 2013-1A, Class M2
3.14%, 06/25/2058 (A) (B)	108,000	108,307
Series 2013-1A, Class M3
3.79%, 06/25/2058 (A) (B)	127,000	127,701
Series 2013-2A, Class A
1.78%, 12/25/2065 (A) (B)	349,112	349,349
Series 2013-2A, Class M1
3.52%, 12/25/2065 (A) (B)	125,000	126,424
Series 2013-3A, Class M1
3.79%, 09/25/2057 (A) (B)	153,000	155,449
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.56%, 02/25/2034 (A)	483,398	480,589
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.92%, 01/19/2034 (A)	525,887	508,113
Series 2004-AR1, Class 1A1
0.92%, 03/19/2034 (A)	461,722	440,802
Series 2004-AR5, Class 1A1
0.88%, 10/19/2034 (A)	74,351	71,102
Series 2005-AR5, Class A3
0.47%, 07/19/2035 (A)	227,116	216,813
Structured Asset Securities Corp.
Series 2005-6, Class 4A1
5.00%, 05/25/2035	13,750	13,943
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1
4.75%, 09/25/2018	61,158	62,075
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	91,289	93,151
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A
2.00%, 12/25/2044 (A)	162,868	161,017
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (B)	231,000	243,543
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	137,024
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	294,247
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA
1.88%, 05/10/2063 (A) (B)	1,038,777	70,518
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	488,852	576,919
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (B)	544,235	551,298

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust (continued)
Series 2013-PENN, Class A
3.81%, 12/13/2029 (B)	$ 400,000	$ 428,085
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC
0.26%, 03/15/2045 (A) (B)	8,979,790	2,308
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6
2.52%, 10/25/2033 (A)	176,297	178,551
Series 2003-AR6, Class A1
2.55%, 06/25/2033	58,518	58,552
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	84,376	87,414
Series 2003-S9, Class A8
5.25%, 10/25/2033	92,334	94,753
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (A)	30,830	31,197
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7
5.50%, 06/25/2035	237,014	224,888
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4
4.86%, 04/25/2035 (A)	768,090	112,995
Series 2005-3, Class CX
5.50%, 05/25/2035	260,248	54,091
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P
03/25/2033	14,134	10,679
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 (A) (B)	400,000	406,343
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (A) (B)	104,578	103,009
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (A)	146,735	148,170
Series 2003-K, Class 1A1
2.54%, 11/25/2033 (A)	23,000	23,135
Series 2004-EE, Class 3A1
2.66%, 12/25/2034 (A)	152,170	153,489
Series 2004-I, Class 1A1
2.65%, 07/25/2034 (A)	141,188	142,733
Series 2004-P, Class 2A1
2.74%, 09/25/2034 (A)	180,384	181,065
Series 2004-V, Class 1A1
2.72%, 10/25/2034 (A)	55,094	55,640
Series 2005-AR3, Class 1A1
2.73%, 03/25/2035 (A)	645,711	650,556
Series 2005-AR8, Class 2A1
2.66%, 06/25/2035 (A)	39,747	39,944
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (B)	75,959	75,959

Total Mortgage-Backed Securities (Cost $35,405,833)		35,961,528

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds
Series C
6.58%, 05/15/2039	$ 65,000	$ 83,897

Illinois - 0.0% (F)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	200,000	187,442

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	217,431
5.65%, 11/01/2040	155,000	184,087

		401,518

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	130,000	125,585

Total Municipal Government Obligations (Cost $804,577)		798,442

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.4%
Federal Home Loan Bank
5.50%, 07/15/2036	150,000	198,345
Federal Home Loan Mortgage Corp.
0.76%, 07/15/2042 - 03/15/2044 (A)	2,716,937	2,729,793
2.10%, 07/01/2036 (A)	73,797	78,030
2.15%, 10/01/2036 (A)	51,599	54,501
2.17%, 08/01/2036 (A)	100,244	106,151
2.28%, 12/01/2036 (A)	11,324	12,057
2.29%, 11/01/2036 (A)	64,801	68,993
2.34%, 03/01/2037 (A)	87,048	91,927
2.38%, 01/01/2035 (A)	63,855	67,870
2.50%, 05/01/2036 - 10/01/2036 (A)	137,178	146,204
2.52%, 02/01/2037 (A)	164,428	174,878
2.56%, 09/01/2034 (A)	84,706	90,249
2.59%, 02/01/2036 (A)	203,362	217,231
2.60%, 06/01/2036 (A)	232,973	248,081
3.00%, 08/15/2042 - 01/15/2044	4,616,564	4,676,942
3.50%, 01/01/2032 - 06/01/2043	3,941,026	4,130,991
4.00%, 06/01/2042 - 01/01/2043	2,392,485	2,581,368
4.50%, 05/01/2041	508,325	553,811
5.00%, 10/01/2017 - 04/01/2018	91,145	94,762
5.50%, 06/01/2020 - 08/01/2038	112,084	121,680
6.00%, 10/01/2017 - 12/01/2034	419,466	457,789
6.50%, 04/01/2016 - 11/01/2036	119,604	128,343
7.00%, 01/01/2031	125,893	145,296
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,271,412
2.77%, 05/25/2025	750,000	750,255
3.39%, 03/25/2024	857,000	908,599
3.49%, 01/25/2024	1,300,000	1,389,024
Federal Home Loan Mortgage Corp. REMIC
0.56%, 06/15/2043 (A)	1,539,675	1,540,397
0.59%, 07/15/2037 (A)	553,737	554,341
0.61%, 10/15/2041 (A)	648,362	651,316
0.65%, 02/15/2037 (A)	22,248	22,352

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
0.66%, 03/15/2039 - 08/15/2039 (A)	$ 812,177	$ 814,538
0.76%, 08/15/2037 (A)	929,762	940,672
0.89%, 11/15/2037 (A)	626,854	637,459
3.50%, 08/15/2039	2,882,172	3,023,006
4.00%, 12/15/2041	624,321	679,358
4.50%, 02/15/2020	50,931	52,348
5.00%, 12/15/2022 - 05/15/2041	1,151,526	1,277,192
5.50%, 03/15/2017 - 05/15/2038	1,767,991	1,906,961
5.50%, 05/15/2041 (A)	175,747	193,748
6.00%, 05/15/2027 - 09/15/2036	2,354,592	2,649,759
6.38%, 03/15/2032	169,642	198,380
6.40%, 11/15/2023	56,415	62,087
6.50%, 08/15/2031 - 07/15/2036	905,094	1,041,667
7.00%, 03/15/2024 - 05/15/2032	1,430,431	1,647,753
7.25%, 09/15/2030 - 12/15/2030	315,762	365,177
7.50%, 02/15/2023 - 08/15/2030	159,663	180,497
8.00%, 01/15/2030	255,181	296,190
8.50%, 09/15/2020	12,378	12,955
9.87%, 07/15/2032 (A)	82,588	105,594
12.87%, 07/15/2033 (A)	54,357	63,661
14.38%, 09/15/2033 (A)	15,224	21,188
16.81%, 02/15/2040 (A)	100,000	145,025
23.74%, 06/15/2034 (A)	96,464	131,288
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.84%, 01/15/2040 (A)	336,210	26,487
4.50%, 07/15/2037	151,668	7,049
5.79%, 11/15/2037 - 02/15/2039 (A)	242,206	37,309
5.99%, 06/15/2038 (A)	409,531	59,863
6.16%, 10/15/2037 (A)	848,634	162,839
6.21%, 11/15/2037 (A)	115,683	18,443
6.59%, 04/15/2038 (A)	67,253	11,390
6.89%, 07/15/2036 (A)	47,090	11,553
7.49%, 07/15/2017 (A)	5,911	103
7.79%, 03/15/2032 (A)	55,246	14,939
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	727,770	695,261
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.38%, 10/25/2044 (A)	320,433	331,384
6.10%, 07/25/2032 (A)	209,071	242,218
6.50%, 02/25/2043	191,749	228,417
7.00%, 02/25/2043	62,353	73,939
7.50%, 08/25/2042 (A)	82,326	98,952
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	95,240	17,297
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	296,531
0.45%, 11/25/2046 (A)	290,134	290,710
0.53%, 01/01/2023 (A)	1,000,000	998,158
0.54%, 01/01/2023 - 09/25/2042 (A)	1,699,755	1,695,492
0.55%, 08/01/2024 (A)	2,000,000	2,008,559
0.56%, 01/25/2017 - 05/01/2024 (A)	1,487,667	1,487,760
0.58%, 01/01/2023 (A)	708,854	714,154
0.62%, 07/01/2024 (A)	1,250,000	1,250,686
0.63%, 09/01/2024 (A)	1,000,000	1,002,026
0.66%, 11/01/2020 (A)	995,000	993,772
0.67%, 09/01/2024 (A)	980,292	982,935
0.71%, 08/25/2019 (A)	126,292	126,920
0.74%, 08/25/2042 (A)	792,856	808,124
1.40%, 07/01/2017	1,000,000	1,004,621
1.94%, 07/01/2019	979,373	996,314
2.01%, 07/01/2019 - 06/01/2020	2,977,503	3,034,511
2.03%, 03/25/2019 - 08/01/2019	2,379,000	2,422,543
2.34%, 01/01/2023	970,294	980,753

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.38%, 12/01/2022	$ 986,441	$ 999,891
2.39%, 01/25/2023 (A)	1,000,000	1,008,875
2.40%, 02/01/2023	1,000,000	1,011,801
2.40%, 01/01/2036 (A)	75,484	80,482
2.41%, 01/01/2038 (A)	23,664	25,285
2.46%, 02/01/2023	943,543	966,031
2.51%, 06/01/2023	958,618	984,856
2.52%, 05/01/2023	1,000,000	1,016,978
2.61%, 10/25/2021 (A)	1,000,000	1,031,244
2.65%, 08/01/2022	500,000	514,027
2.66%, 12/01/2022	1,000,000	1,044,701
2.67%, 07/01/2022	1,500,000	1,544,587
2.70%, 04/01/2023	1,442,603	1,479,260
2.76%, 06/01/2023	969,005	1,002,650
2.92%, 12/01/2024	1,000,000	1,020,251
3.00%, 01/01/2043	888,261	902,662
3.02%, 07/01/2023	2,750,000	2,865,399
3.02%, 08/25/2024 (A)	636,000	657,563
3.03%, 12/01/2021	467,155	491,153
3.09%, 04/25/2027 (A)	1,167,000	1,199,937
3.10%, 09/01/2025	1,000,000	1,024,171
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,553,279
3.24%, 10/01/2026 - 12/01/2026	1,985,240	2,070,636
3.29%, 08/01/2026	2,500,000	2,597,923
3.30%, 12/01/2026	1,000,000	1,039,943
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,084,003
3.35%, 03/25/2024 (A)	1,750,000	1,859,107
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,113,358
3.45%, 01/01/2024	1,000,000	1,066,218
3.50%, 08/01/2032 - 06/01/2043	8,556,269	8,980,008
3.50%, 01/25/2024 (A)	3,000,000	3,245,793
3.51%, 12/25/2023 (A)	1,776,000	1,916,837
3.54%, 01/01/2018	463,524	484,465
3.59%, 10/01/2020	97,017	104,599
3.64%, 10/01/2020	1,341,045	1,446,646
3.65%, 04/25/2021	866,000	934,913
3.67%, 07/01/2023	2,000,000	2,167,536
3.73%, 06/25/2021	500,000	546,321
3.74%, 06/01/2018 - 07/01/2023	1,908,590	2,036,959
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,180,674
3.77%, 08/01/2021	679,361	737,338
3.86%, 07/01/2021	936,587	1,020,925
3.87%, 08/01/2021	943,410	1,028,607
3.92%, 08/01/2021	1,457,064	1,594,444
3.94%, 07/01/2021	500,000	548,540
3.97%, 06/01/2021 - 07/01/2021	946,856	1,039,145
3.98%, 08/01/2021	1,001,400	1,100,234
3.99%, 07/01/2021	465,955	512,495
4.00%, 07/01/2042 - 08/01/2044	4,183,205	4,494,535
4.02%, 08/01/2021	1,243,213	1,366,940
4.05%, 08/01/2021	815,872	898,029
4.06%, 07/01/2021 - 09/01/2021	1,468,006	1,617,359
4.16%, 03/01/2021	465,975	513,109
4.23%, 03/01/2020	887,271	968,297
4.24%, 06/01/2021	970,297	1,075,218
4.25%, 04/01/2021	500,000	554,996
4.27%, 06/01/2021	353,005	387,822
4.32%, 06/01/2021	756,766	841,477
4.38%, 04/01/2020 - 04/01/2021	593,593	657,725
4.39%, 05/01/2021	243,975	272,024
4.45%, 07/01/2026	472,930	548,988
4.50%, 08/01/2018 - 03/01/2019	474,685	492,377
4.65%, 06/01/2021	945,206	1,065,719
5.00%, 05/11/2017 - 08/01/2040	1,617,019	1,739,804
5.50%, 03/01/2017 - 05/01/2036	588,140	646,022
5.90%, 10/01/2017	712,625	772,357
6.00%, 12/01/2032 - 11/01/2037	690,685	780,331

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 03/01/2017 - 10/01/2036	$ 145,660	$ 164,336
7.00%, 09/01/2017	7,620	7,798
8.00%, 11/01/2037	9,559	10,776
Federal National Mortgage Association REMIC
0.44%, 06/27/2036 (A)	126,132	126,014
0.49%, 08/25/2041 (A)	385,032	385,696
0.54%, 04/25/2035 - 08/25/2036 (A)	144,335	144,754
0.59%, 10/25/2042 (A)	788,042	787,045
0.69%, 05/25/2035 - 10/25/2042 (A)	1,862,806	1,876,467
4.00%, 10/25/2025 - 04/25/2033	1,233,001	1,326,697
4.50%, 07/25/2029	1,000,000	1,126,757
5.00%, 09/25/2023 - 08/25/2040	1,755,913	1,970,001
5.50%, 04/25/2023 - 07/25/2038	3,067,862	3,387,722
5.75%, 06/25/2033	318,390	359,419
5.76%, 12/25/2042 (A)	164,817	188,760
6.00%, 11/25/2032 - 11/25/2039	877,161	1,001,722
6.38%, 10/25/2042 (A)	35,898	41,949
6.44%, 12/25/2042 (A)	86,852	101,593
6.50%, 02/25/2022 - 05/25/2044	807,072	930,746
6.79%, 07/25/2023 (A)	197,462	218,280
7.00%, 03/25/2031 - 11/25/2041	1,713,472	2,021,600
7.20%, 08/25/2033 (A)	63,100	66,779
8.00%, 05/25/2022	34,293	38,670
9.50%, 06/25/2018	16,608	17,481
10.00%, 03/25/2032 (A)	8,960	11,367
10.91%, 07/25/2035 (A)	125,119	150,792
12.18%, 09/25/2033 (A)	19,877	24,923
13.26%, 07/25/2033 (A)	39,604	50,684
13.61%, 03/25/2038 (A)	13,495	17,692
14.13%, 12/25/2032 (A)	11,938	16,558
15.07%, 11/25/2031 (A)	39,242	58,110
15.97%, 05/25/2034 (A)	48,045	65,776
16.89%, 07/25/2035 (A)	115,176	161,183
18.99%, 04/25/2034 - 05/25/2034 (A)	248,791	363,094
19.27%, 08/25/2032 (A)	40,129	48,742
22.42%, 06/25/2035 (A)	130,366	176,351
23.22%, 05/25/2034 (A)	19,985	31,161
23.86%, 03/25/2036 (A)	35,728	54,748
24.56%, 02/25/2032 (A)	12,632	22,207
25.42%, 10/25/2036 (A)	14,827	23,698
25.78%, 12/25/2036 (A)	25,482	42,434
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.94%, 08/25/2042 (A)	597,072	11,201
1.48%, 01/25/2038 (A)	91,788	6,517
1.76%, 04/25/2041 (A)	239,450	17,717
5.00%, 03/25/2023	62,723	3,282
5.66%, 09/25/2038 (A)	300,242	43,414
5.72%, 02/25/2038 (A)	200,612	30,158
5.91%, 06/25/2037 (A)	116,433	17,778
5.99%, 12/25/2039 (A)	48,926	6,180
6.01%, 03/25/2038 (A)	35,001	5,896
6.23%, 04/25/2040 (A)	69,749	13,796
6.31%, 06/25/2023 (A)	40,615	4,481
6.34%, 01/25/2041 (A)	523,622	112,632
6.35%, 09/25/2037 (A)	97,336	18,527
6.36%, 02/25/2039 (A)	70,168	15,635
6.39%, 06/25/2036 (A)	64,717	11,781
6.50%, 05/25/2033	49,120	8,770
6.51%, 03/25/2036 (A)	1,050,468	212,582
6.96%, 07/25/2037 (A)	169,561	28,407
7.00%, 06/25/2033	60,168	15,175
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	3,103,892	2,670,505

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	$ 515,672	$ 353,655
Financing Corp., Principal Only STRIPS
11/30/2017 - 09/26/2019	3,700,000	3,574,041
Government National Mortgage Association
0.49%, 08/20/2060 (A)	490,835	490,955
0.53%, 12/20/2062 (A)	383,938	382,358
0.59%, 12/20/2060 (A)	1,036,123	1,034,365
0.60%, 03/20/2063 (A)	883,426	878,603
0.62%, 04/20/2060 (A)	642,056	642,163
0.64%, 11/20/2059 - 06/20/2065 (A)	1,198,297	1,196,864
0.66%, 01/20/2061 - 09/20/2064 (A)	3,787,473	3,779,061
0.66%, 08/20/2065	782,836	780,340
0.67%, 02/20/2065 (A)	1,490,446	1,491,371
0.69%, 06/20/2064 - 12/20/2064 (A)	6,190,822	6,186,666
0.71%, 10/20/2062 (A)	428,629	429,776
0.74%, 07/20/2062 (A)	273,636	274,235
0.77%, 09/20/2062 (A)	805,768	808,016
0.84%, 05/20/2061 - 03/20/2064 (A)	3,495,983	3,512,933
0.89%, 05/20/2061 (A)	403,983	405,585
1.65%, 01/20/2063 - 02/20/2063	3,429,371	3,451,738
1.75%, 03/20/2063	959,176	970,348
3.50%, 11/20/2039	500,000	523,741
5.00%, 04/16/2023 - 07/16/2033	1,734,018	1,893,838
5.48%, 01/20/2038	710,000	814,725
5.50%, 11/20/2020 - 09/20/2039	2,879,791	3,223,726
5.53%, 07/20/2040 (A)	466,238	529,818
5.85%, 12/20/2038 (A)	185,890	212,537
6.00%, 08/20/2016 - 08/20/2039	433,873	488,357
6.50%, 10/16/2024 - 06/20/2033	1,858,412	2,200,608
7.33%, 11/20/2030	23,317	28,273
7.50%, 11/20/2029	85,202	99,231
8.00%, 01/15/2016 - 06/20/2030	25,256	30,255
8.50%, 02/16/2030	233,189	277,256
9.00%, 05/16/2027	14,986	17,273
12.97%, 10/20/2037 (A)	46,718	62,792
15.93%, 06/17/2035 (A)	40,229	57,525
16.26%, 05/18/2034 (A)	10,105	11,724
19.09%, 04/16/2034 (A)	58,739	88,927
19.56%, 09/20/2037 (A)	22,615	32,915
22.52%, 04/20/2037 (A)	70,450	111,031
28.40%, 09/20/2034 (A)	38,469	67,876
Government National Mortgage Association, Interest Only STRIPS
5.48%, 12/20/2038 (A)	88,070	13,494
5.50%, 10/16/2037	238,367	27,797
5.61%, 02/20/2038 (A)	135,181	21,507
5.78%, 11/20/2037 (A)	124,572	20,821
5.86%, 06/20/2039 (A)	101,023	15,499
5.88%, 10/20/2034 (A)	157,379	25,907
5.89%, 02/16/2039 (A)	56,499	8,368
5.98%, 03/20/2037 - 06/20/2038 (A)	263,422	43,562
6.05%, 04/20/2039 (A)	128,459	19,684
6.08%, 09/20/2035 - 03/20/2039 (A)	373,000	65,839
6.19%, 05/16/2038 - 06/16/2039 (A)	468,405	71,494
6.26%, 06/16/2037 (A)	124,952	24,110
6.29%, 03/16/2034 (A)	225,139	14,629
6.33%, 11/20/2037 - 12/20/2037 (A)	121,727	22,873
6.48%, 07/20/2036 (A)	52,546	3,361
6.50%, 03/20/2039	63,470	11,377
6.53%, 07/20/2037 (A)	222,618	41,497
6.56%, 08/20/2037 (A)	169,219	29,197
6.60%, 04/16/2037 (A)	72,627	15,389
6.73%, 10/20/2032 (A)	71,061	2,287
7.74%, 04/16/2032 (A)	120,320	28,196

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	$ 361,754	$ 340,344
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	582,658	584,963
2.90%, 10/29/2020	591,649	595,486
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	8,275,000	7,635,923
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	635,143
4.63%, 09/15/2060	22,000	24,120
5.25%, 09/15/2039	300,000	372,194
5.88%, 04/01/2036	150,000	197,110
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 01/15/2038	1,100,000	808,898

Total U.S. Government Agency Obligations (Cost $219,130,331)		224,428,968

U.S. GOVERNMENT OBLIGATIONS - 24.9%
U.S. Treasury Bond
4.25%, 05/15/2039	50,000	63,016
4.38%, 02/15/2038 - 11/15/2039	5,200,000	6,685,498
4.50%, 05/15/2038	200,000	261,693
5.00%, 05/15/2037	1,775,000	2,488,790
5.25%, 02/15/2029	130,000	174,522
5.38%, 02/15/2031	150,000	208,176
6.13%, 08/15/2029	100,000	145,492
6.25%, 05/15/2030	425,000	631,446
8.00%, 11/15/2021	1,000,000	1,372,201
8.50%, 02/15/2020	815,000	1,065,549
8.75%, 08/15/2020	2,100,000	2,830,296
U.S. Treasury Bond, Principal Only STRIPS
02/15/2033	300,000	186,966
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	220,832	260,317
2.50%, 01/15/2029	111,157	133,349
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 04/15/2019	744,300	738,297
1.13%, 01/15/2021	545,485	566,850
U.S. Treasury Note
1.00%, 06/30/2019 - 11/30/2019	600,000	595,026
1.25%, 11/30/2018	740,000	745,936
1.50%, 08/31/2018	200,000	203,391
1.75%, 10/31/2020 - 05/15/2023	6,300,000	6,367,054
2.00%, 11/30/2020 - 10/31/2021	15,150,000	15,559,748
2.13%, 08/31/2020 - 01/31/2021	4,000,000	4,132,109
2.25%, 07/31/2018	500,000	519,050
2.38%, 08/15/2024	400,000	411,979
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,269,403
2.75%, 12/31/2017 - 02/15/2019	1,050,000	1,108,019
3.13%, 10/31/2016 - 04/30/2017	450,000	466,660
3.25%, 12/31/2016	4,000,000	4,138,020
3.63%, 02/15/2020	400,000	439,432
U.S. Treasury, Principal Only STRIPS
11/15/2016 - 08/15/2039	134,149,000	113,529,546

Total U.S. Government Obligations (Cost $158,398,340)		167,297,831

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (I)	6,419,040	$ 6,419,040

Total Securities Lending Collateral (Cost $6,419,040)		6,419,040

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2015, to be repurchased at $27,555,282 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $28,106,392.	$ 27,555,274	27,555,274

Total Repurchase Agreement (Cost $27,555,274)		27,555,274

Total Investments (Cost $660,624,898) (J)		675,463,609
Net Other Assets (Liabilities) - (0.4)%		(2,493,083)

Net Assets - 100.0%		$ 672,970,526

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$70,607,033	$714,062	$71,321,095
Corporate Debt Securities	—	133,531,149	—	133,531,149
Foreign Government Obligations	—	8,150,282	—	8,150,282
Mortgage-Backed Securities	—	35,961,528	—	35,961,528
Municipal Government Obligations	—	798,442	—	798,442
U.S. Government Agency Obligations	—	224,428,968	—	224,428,968
U.S. Government Obligations	—	167,297,831	—	167,297,831
Securities Lending Collateral	6,419,040	—	—	6,419,040
Repurchase Agreement	—	27,555,274	—	27,555,274

Total Investments	$6,419,040	$668,330,507	$714,062	$675,463,609

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $94,484,025, representing 14.0% of the Portfolio’s net assets.

(C)	Illiquid security. Total aggregate value of illiquid securities is $3,823,570, representing 0.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $714,062, representing 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2015; the maturity date disclosed is the ultimate maturity date.

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2015 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

All or a portion of the security is on loan. The total value of all securities on loan is $6,283,312. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(I)	Rate disclosed reflects the yield at September 30, 2015.
(J)

Aggregate cost for federal income tax purposes is $660,624,898. Aggregate gross unrealized appreciation and depreciation for all securities is $19,128,268 and $4,289,557, respectively. Net unrealized appreciation for tax purposes is $14,838,711.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	41,622	$ 3,941,187
L-3 Communications Holdings, Inc.	10,400	1,087,008
Northrop Grumman Corp.	2,070	343,517
United Technologies Corp.	48,279	4,296,348

		9,668,060

Air Freight & Logistics - 0.1%
FedEx Corp.	1,170	168,457

Airlines - 0.7%
Delta Air Lines, Inc.	19,937	894,573
United Continental Holdings, Inc. (A)	27,323	1,449,485

		2,344,058

Automobiles - 0.5%
Ford Motor Co.	111,670	1,515,362
General Motors Co.	8,324	249,886

		1,765,248

Banks - 2.6%
BB&T Corp.	5,820	207,192
Fifth Third Bancorp	25,840	488,635
SVB Financial Group (A)	3,332	384,979
Wells Fargo & Co.	148,795	7,640,623

		8,721,429

Beverages - 3.0%
Coca-Cola Co.	49,075	1,968,889
Coca-Cola Enterprises, Inc.	4,240	205,004
Constellation Brands, Inc., Class A	11,356	1,421,885
Dr. Pepper Snapple Group, Inc.	8,280	654,534
Molson Coors Brewing Co., Class B	21,220	1,761,684
PepsiCo, Inc.	45,013	4,244,726

		10,256,722

Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (A)	8,524	1,333,069
Biogen, Inc. (A)	9,688	2,827,055
BioMarin Pharmaceutical, Inc. (A)	3,950	416,014
Celgene Corp. (A)	31,184	3,373,173
Gilead Sciences, Inc.	24,645	2,419,893
Vertex Pharmaceuticals, Inc. (A)	9,438	982,873

		11,352,077

Building Products - 0.3%
Fortune Brands Home & Security, Inc. (B)	4,240	201,273
Masco Corp.	30,774	774,889

		976,162

Capital Markets - 3.2%
Ameriprise Financial, Inc.	3,060	333,938
Bank of New York Mellon Corp.	8,480	331,992
BlackRock, Inc., Class A	3,950	1,175,006
Charles Schwab Corp.	47,439	1,354,858
Goldman Sachs Group, Inc.	9,032	1,569,400
Invesco, Ltd.	52,934	1,653,129
Morgan Stanley	94,006	2,961,189

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	12,013	$ 807,394
TD Ameritrade Holding Corp.	13,710	436,526

		10,623,432

Chemicals - 1.6%
Axiall Corp.	10,993	172,480
Dow Chemical Co.	37,922	1,607,893
E.I. du Pont de Nemours & Co.	32,850	1,583,370
Eastman Chemical Co.	7,100	459,512
Mosaic Co.	44,668	1,389,622

		5,212,877

Communications Equipment - 0.7%
Cisco Systems, Inc.	84,351	2,214,214
QUALCOMM, Inc.	5,222	280,578

		2,494,792

Construction & Engineering - 0.4%
Fluor Corp.	33,116	1,402,463

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	3,060	464,967

Consumer Finance - 0.3%
Capital One Financial Corp.	9,469	686,692
Discover Financial Services	8,880	461,671
Synchrony Financial (A) (B)	300	9,390

		1,157,753

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	23,524	1,076,223
WestRock Co.	9,170	471,705

		1,547,928

Diversified Financial Services - 4.9%
Bank of America Corp.	326,329	5,084,206
Berkshire Hathaway, Inc., Class B (A)	32,572	4,247,389
Citigroup, Inc.	108,642	5,389,730
Intercontinental Exchange, Inc.	7,750	1,821,172

		16,542,497

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	90,767	2,957,189
Verizon Communications, Inc.	42,489	1,848,696

		4,805,885

Electric Utilities - 2.4%
Edison International	30,686	1,935,366
Exelon Corp.	49,290	1,463,913
NextEra Energy, Inc.	21,350	2,082,692
PPL Corp.	20,930	688,388
Xcel Energy, Inc.	54,450	1,928,075

		8,098,434

Electrical Equipment - 0.7%
Eaton Corp. PLC	45,593	2,338,921

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	3,350	170,716
Corning, Inc.	25,099	429,695
TE Connectivity, Ltd.	44,710	2,677,682

		3,278,093

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	14,800	770,192

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Co.	30,936	$ 1,093,588
National Oilwell Varco, Inc. (B)	7,790	293,293
Schlumberger, Ltd.	12,509	862,746

		3,019,819

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	15,750	2,276,978
CVS Health Corp.	2,176	209,940
Kroger Co.	13,670	493,077
Wal-Mart Stores, Inc.	6,832	442,987

		3,422,982

Food Products - 1.5%
Archer-Daniels-Midland Co.	17,110	709,210
Hershey Co.	14,110	1,296,427
Keurig Green Mountain, Inc. (B)	2,370	123,572
Mondelez International, Inc., Class A	73,158	3,063,125

		5,192,334

Gas Utilities - 0.1%
AGL Resources, Inc.	2,370	144,665
Questar Corp.	8,233	159,802

		304,467

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	58,823	2,365,861
Boston Scientific Corp. (A)	136,420	2,238,652
Stryker Corp.	8,973	844,360

		5,448,873

Health Care Providers & Services - 3.8%
Aetna, Inc.	18,335	2,006,032
Cigna Corp.	5,130	692,653
Express Scripts Holding Co. (A) (B)	15,980	1,293,741
HCA Holdings, Inc. (A)	2,660	205,778
Humana, Inc., Class A	10,077	1,803,783
McKesson Corp.	18,376	3,400,111
UnitedHealth Group, Inc.	29,449	3,416,378

		12,818,476

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc., Class A (A)	200	144,050
Dunkin’ Brands Group, Inc. (B)	3,610	176,890
Royal Caribbean Cruises, Ltd., Class A (B)	18,694	1,665,448
Starbucks Corp.	37,478	2,130,250

		4,116,638

Household Durables - 0.8%
D.R. Horton, Inc.	16,180	475,045
Harman International Industries, Inc.	12,350	1,185,476
PulteGroup, Inc.	42,614	804,126
Toll Brothers, Inc. (A)	4,640	158,874

		2,623,521

Household Products - 1.8%
Kimberly-Clark Corp.	14,647	1,597,109
Procter & Gamble Co.	59,891	4,308,558

		5,905,667

Industrial Conglomerates - 0.7%
General Electric Co.	87,107	2,196,839

Insurance - 2.7%
ACE, Ltd. (B)	27,823	2,876,898
American International Group, Inc.	30,580	1,737,556

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	4,730	$ 224,486
MetLife, Inc.	63,138	2,976,957
Prudential Financial, Inc.	4,917	374,724
XL Group PLC, Class A	23,670	859,694

		9,050,315

Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (A)	7,712	3,947,696

Internet Software & Services - 4.1%
Alphabet, Inc., Class A (A)	6,379	4,072,162
Alphabet, Inc., Class C	6,718	4,087,366
Facebook, Inc., Class A (A)	64,358	5,785,784

		13,945,312

IT Services - 3.8%
Accenture PLC, Class A	43,665	4,290,523
Alliance Data Systems Corp. (A)	1,926	498,796
Automatic Data Processing, Inc.	2,370	190,453
Cognizant Technology Solutions Corp., Class A (A)	41,308	2,586,294
Fidelity National Information Services, Inc.	19,430	1,303,364
PayPal Holdings, Inc. (A)	10,260	318,470
Visa, Inc., Class A (B)	52,124	3,630,958

		12,818,858

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (A)	1,700	298,894
Thermo Fisher Scientific, Inc.	8,780	1,073,618

		1,372,512

Machinery - 1.9%
Caterpillar, Inc. (B)	2,370	154,903
Cummins, Inc.	19,240	2,089,079
Ingersoll-Rand PLC	4,730	240,142
PACCAR, Inc.	41,122	2,145,335
Parker-Hannifin Corp.	16,460	1,601,558
SPX Corp.	7,037	83,881
SPX FLOW, Inc. (A)	7,037	242,284

		6,557,182

Media - 4.7%
CBS Corp., Class B	27,110	1,081,689
Charter Communications, Inc., Class A (A)	8,180	1,438,453
Comcast Corp., Class A	76,469	4,349,557
DISH Network Corp., Class A (A)	14,892	868,799
Sirius XM Holdings, Inc. (A) (B)	690	2,581
Time Warner Cable, Inc.	4,322	775,237
Time Warner, Inc.	56,247	3,866,981
Twenty-First Century Fox, Inc., Class A	111,860	3,017,983
Viacom, Inc., Class B	6,900	297,735

		15,699,015

Metals & Mining - 0.1%
Alcoa, Inc.	34,920	337,327
U.S. Steel Corp. (B)	11,945	124,467

		461,794

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	33,340	601,454
CMS Energy Corp. (B)	21,219	749,455
PG&E Corp.	11,340	598,752
Public Service Enterprise Group, Inc.	23,380	985,701

		2,935,362

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.9%
Dollar General Corp.	18,450	$ 1,336,518
Target Corp.	21,800	1,714,788

		3,051,306

Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp., Class A	16,909	1,021,134
Cabot Oil & Gas Corp.	28,510	623,229
Cheniere Energy, Inc. (A)	1,580	76,314
Chevron Corp.	47,339	3,734,100
Columbia Pipeline Group, Inc.	39,833	728,546
Concho Resources, Inc. (A)	1,680	165,144
Energen Corp.	1,680	83,765
EOG Resources, Inc.	14,182	1,032,450
EQT Corp.	10,482	678,919
Exxon Mobil Corp.	71,830	5,340,560
Marathon Petroleum Corp.	14,500	671,785
Occidental Petroleum Corp.	35,639	2,357,520
Phillips 66	10,950	841,398
Valero Energy Corp.	22,490	1,351,649

		18,706,513

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,680	700,302

Pharmaceuticals - 6.2%
Allergan PLC (A)	12,009	3,264,166
Bristol-Myers Squibb Co.	65,364	3,869,549
Eli Lilly & Co.	40,540	3,392,793
Johnson & Johnson	35,157	3,281,906
Merck & Co., Inc.	22,370	1,104,854
Mylan NV (A)	7,790	313,625
Perrigo Co. PLC	2,066	324,920
Pfizer, Inc.	143,926	4,520,716
Valeant Pharmaceuticals International, Inc. (A)	4,830	861,575

		20,934,104

Professional Services - 0.2%
Equifax, Inc.	5,920	575,306

Real Estate Investment Trusts - 2.5%
American Tower Corp., Class A	10,950	963,381
AvalonBay Communities, Inc.	8,524	1,490,166
Boston Properties, Inc.	7,531	891,670
Brixmor Property Group, Inc. (B)	24,760	581,365
DiamondRock Hospitality Co.	27,130	299,787
Equinix, Inc.	1,170	319,878
Highwoods Properties, Inc.	8,764	339,605
LaSalle Hotel Properties (B)	15,290	434,083
Liberty Property Trust, Series C	14,200	447,442
Prologis, Inc., Class A	28,075	1,092,117
Public Storage	973	205,916
Simon Property Group, Inc.	8,174	1,501,727

		8,567,137

Road & Rail - 1.8%
Canadian Pacific Railway, Ltd.	7,414	1,064,428
CSX Corp.	50,866	1,368,295
Union Pacific Corp.	41,295	3,650,891

		6,083,614

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc., Class A	61,360	901,378
Avago Technologies, Ltd., Class A (B)	24,925	3,115,874
Broadcom Corp., Class A	10,460	537,958

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Freescale Semiconductor, Ltd. (A) (B)	10,460	$ 382,627
KLA-Tencor Corp.	3,515	175,750
LAM Research Corp.	36,660	2,394,998
Microchip Technology, Inc. (B)	4,240	182,702
NXP Semiconductors NV (A)	1,970	171,528
Texas Instruments, Inc.	49,280	2,440,345

		10,303,160

Software - 3.8%
Adobe Systems, Inc. (A)	36,803	3,025,943
Intuit, Inc. (B)	3,350	297,312
Microsoft Corp.	196,881	8,713,953
Oracle Corp.	24,785	895,234

		12,932,442

Specialty Retail - 3.7%
AutoNation, Inc. (A)	5,620	326,972
AutoZone, Inc. (A)	320	231,626
Best Buy Co., Inc. (B)	17,560	651,827
Home Depot, Inc.	42,710	4,932,578
Lowe’s Cos., Inc.	47,044	3,242,272
Ross Stores, Inc.	3,450	167,221
Tiffany & Co.	5,620	433,976
TJX Cos., Inc.	34,216	2,443,707

		12,430,179

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	119,235	13,151,621
Hewlett-Packard Co.	58,261	1,492,064

		14,643,685

Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (A) (B)	5,030	254,770
PVH Corp. (B)	200	20,388
Ralph Lauren Corp., Class A	6,020	711,323
VF Corp.	26,533	1,809,816

		2,796,297

Tobacco - 1.0%
Philip Morris International, Inc.	43,974	3,488,457

Water Utilities - 0.2%
American Water Works Co., Inc.	12,130	668,120

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	5,230	208,206

Total Common Stocks (Cost $321,856,839)		331,146,745

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.12%, 04/28/2016 (C) (D)	$ 355,000	354,863

Total Short-Term U.S. Government Obligation (Cost $354,607)		354,863

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	16,374,992	$ 16,374,992

Total Securities Lending Collateral (Cost $16,374,992)		16,374,992

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $4,684,874 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $4,783,688.	$ 4,684,873	4,684,873

Total Repurchase Agreement (Cost $4,684,873)		4,684,873

Total Investments (Cost $343,271,311) (E)		352,561,473
Net Other Assets (Liabilities) - (4.8)%		(16,174,598)

Net Assets - 100.0%		$ 336,386,875

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	55	12/18/2015	$—	$(53,118)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$331,146,745	$—	$—	$331,146,745
Short-Term U.S. Government Obligation	—	354,863	—	354,863
Securities Lending Collateral	16,374,992	—	—	16,374,992
Repurchase Agreement	—	4,684,873	—	4,684,873

Total Investments	$347,521,737	$5,039,736	$—	$352,561,473

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(53,118)	$—	$—	$(53,118)

Total Other Financial Instruments	$(53,118)	$—	$—	$(53,118)

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $16,019,975. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $354,863.

(E)

Aggregate cost for federal income tax purposes is $343,271,311. Aggregate gross unrealized appreciation and depreciation for all securities is $32,179,985 and $22,889,823, respectively. Net unrealized appreciation for tax purposes is $9,290,162.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Banks - 7.1%
Citizens Financial Group, Inc.	356,884	$ 8,515,252
City National Corp.	96,575	8,504,395
Fifth Third Bancorp	823,697	15,576,110
First Republic Bank, Class A	139,028	8,726,788
Huntington Bancshares, Inc., Class A	389,009	4,123,495
M&T Bank Corp. (A)	115,927	14,137,298
SunTrust Banks, Inc.	373,326	14,275,986
Zions Bancorporation (A)	118,715	3,269,411

		77,128,735

Beverages - 1.9%
Constellation Brands, Inc., Class A	79,263	9,924,520
Dr. Pepper Snapple Group, Inc.	136,117	10,760,049

		20,684,569

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	192,059	9,117,041

Capital Markets - 4.2%
Ameriprise Financial, Inc.	119,485	13,039,398
Invesco, Ltd.	279,422	8,726,349
Legg Mason, Inc.	123,403	5,134,799
Northern Trust Corp.	106,101	7,231,844
T. Rowe Price Group, Inc.	166,163	11,548,329

		45,680,719

Chemicals - 2.3%
Airgas, Inc.	133,214	11,900,007
Albemarle Corp.	120,908	5,332,043
Sherwin-Williams Co.	32,580	7,258,172

		24,490,222

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	196,063	5,887,772

Consumer Finance - 0.8%
Ally Financial, Inc. (B)	423,700	8,635,006

Containers & Packaging - 3.0%
Ball Corp.	136,671	8,500,936
Silgan Holdings, Inc.	255,918	13,317,973
WestRock Co.	213,262	10,970,197

		32,789,106

Distributors - 0.9%
Genuine Parts Co.	118,420	9,815,834

Electric Utilities - 3.3%
Edison International	166,355	10,492,010
Westar Energy, Inc., Class A	316,902	12,181,713
Xcel Energy, Inc.	351,404	12,443,215

		35,116,938

Electrical Equipment - 2.6%
AMETEK, Inc., Class A	196,282	10,269,474
Hubbell, Inc., Class B	126,351	10,733,518
Regal Beloit Corp.	119,067	6,721,332

		27,724,324

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	208,014	$ 10,600,393
Arrow Electronics, Inc. (B)	305,303	16,877,150

		27,477,543

Food & Staples Retailing - 2.2%
Kroger Co.	427,044	15,403,477
Rite Aid Corp. (B)	1,369,201	8,311,050

		23,714,527

Food Products - 0.8%
Hershey Co.	97,401	8,949,204

Gas Utilities - 2.0%
National Fuel Gas Co. (A)	139,322	6,963,314
Questar Corp.	731,874	14,205,674

		21,168,988

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp., Class A	128,883	12,242,596
Brookdale Senior Living, Inc., Class A (B)	268,090	6,155,346
Cigna Corp.	104,947	14,169,944
Henry Schein, Inc. (B)	53,329	7,077,825
Humana, Inc., Class A	85,093	15,231,647
Universal Health Services, Inc., Class B	47,100	5,878,551

		60,755,909

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc., Class A (A)	118,914	8,109,935
Starwood Hotels & Resorts Worldwide, Inc.	91,825	6,104,526

		14,214,461

Household Durables - 2.8%
Jarden Corp. (B)	241,406	11,799,925
Mohawk Industries, Inc. (B)	101,645	18,478,045

		30,277,970

Household Products - 0.4%
Energizer Holdings, Inc.	115,413	4,467,637

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	139,589	12,197,287

Insurance - 9.0%
Alleghany Corp. (B)	15,536	7,272,557
Chubb Corp., Class A	90,258	11,070,144
Hartford Financial Services Group, Inc.	305,797	13,999,387
Loews Corp.	449,568	16,247,387
Marsh & McLennan Cos., Inc.	270,883	14,145,510
Old Republic International Corp.	225,720	3,530,261
Progressive Corp.	154,843	4,744,390
Unum Group	310,278	9,953,718
WR Berkley Corp.	86,328	4,693,653
XL Group PLC, Class A	321,663	11,682,800

		97,339,807

Internet & Catalog Retail - 1.5%
Expedia, Inc.	135,767	15,977,060

IT Services - 1.8%
Jack Henry & Associates, Inc.	274,237	19,089,637

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.4%
IDEX Corp.	160,347	$ 11,432,741
Rexnord Corp. (B)	253,786	4,309,286
Snap-on, Inc.	65,393	9,870,420

		25,612,447

Media - 2.7%
CBS Corp., Class B	139,922	5,582,888
DISH Network Corp., Class A (B)	185,711	10,834,380
TEGNA, Inc.	337,691	7,560,901
Time, Inc.	246,884	4,703,140

		28,681,309

Multi-Utilities - 4.1%
CenterPoint Energy, Inc.	778,642	14,046,702
CMS Energy Corp.	345,130	12,189,992
Sempra Energy	72,445	7,006,880
WEC Energy Group, Inc.	202,773	10,588,806

		43,832,380

Multiline Retail - 2.2%
Kohl’s Corp.	313,461	14,516,379
Nordstrom, Inc.	131,425	9,424,487

		23,940,866

Oil, Gas & Consumable Fuels - 5.2%
Columbia Pipeline Group, Inc.	569,714	10,420,069
Energen Corp.	355,906	17,745,473
EQT Corp.	241,511	15,642,668
PBF Energy, Inc., Class A	188,183	5,312,406
Southwestern Energy Co. (A) (B)	512,055	6,497,978

		55,618,594

Personal Products - 0.7%
Edgewell Personal Care Co.	94,413	7,704,101

Professional Services - 1.1%
Equifax, Inc.	117,062	11,376,085

Real Estate Investment Trusts - 9.6%
American Campus Communities, Inc.	192,191	6,965,002
American Homes 4 Rent, Class A	193,674	3,114,278
AvalonBay Communities, Inc.	74,411	13,008,531
Boston Properties, Inc.	59,270	7,017,568
Brixmor Property Group, Inc.	388,279	9,116,791
General Growth Properties, Inc.	374,566	9,727,479
HCP, Inc.	147,303	5,487,037
Kimco Realty Corp.	479,997	11,726,327
Outfront Media, Inc.	236,986	4,929,309
Rayonier, Inc. (A)	274,924	6,067,572
Regency Centers Corp.	111,648	6,938,923
Vornado Realty Trust, Class A	124,644	11,270,310
Weyerhaeuser Co.	289,420	7,912,743

		103,281,870

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc., Class A	184,484	10,406,743
KLA-Tencor Corp.	102,583	5,129,150
Xilinx, Inc.	302,761	12,837,066

		28,372,959

Software - 1.5%
Synopsys, Inc. (B)	358,653	16,562,595

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 5.7%
AutoZone, Inc. (B)	19,939	$ 14,432,447
Bed Bath & Beyond, Inc. (A) (B)	197,106	11,238,984
Best Buy Co., Inc. (A)	375,193	13,927,164
Gap, Inc., Class A (A)	370,804	10,567,914
Tiffany & Co.	148,774	11,488,328

		61,654,837

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	93,898	9,571,962
VF Corp.	75,480	5,148,491

		14,720,453

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	459,450	4,672,606

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A (A)	179,020	10,925,591

Total Common Stocks (Cost $922,195,178)		1,069,656,989

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	65,650,178	65,650,178

Total Securities Lending Collateral (Cost $65,650,178)		65,650,178

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $10,236,547 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $10,441,813.	$ 10,236,545	10,236,545

Total Repurchase Agreement (Cost $10,236,545)		10,236,545

Total Investments (Cost $998,081,901) (D)		1,145,543,712
Net Other Assets (Liabilities) - (6.1)%		(65,938,320)

Net Assets - 100.0%		$ 1,079,605,392

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$1,069,656,989	$—	$—	$1,069,656,989
Securities Lending Collateral	65,650,178	—	—	65,650,178
Repurchase Agreement	—	10,236,545	—	10,236,545

Total Investments	$1,135,307,167	$10,236,545	$—	$1,145,543,712

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $64,131,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $998,081,901. Aggregate gross unrealized appreciation and depreciation for all securities is $207,583,726 and $60,121,915, respectively. Net unrealized appreciation for tax purposes is $147,461,811.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.3%
Cayman Islands - 0.0% (A)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.19%, 10/15/2021 (B) (C) (D)	$ 433,334	$ 433,334

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.16%, 10/15/2021 (B) (C) (D)	744,000	744,236

United States - 8.2%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.99%, 08/25/2035 (B) (C)	302,443	288,057
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 (B) (C)	230,962	230,106
Series 2013-1A, Class A
0.99%, 12/26/2044 (B) (C)	297,643	294,098
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D
0.51%, 12/25/2035 (B)	593,331	560,773
ACE Securities Corp. Home Equity Loan Trust
Series 2004-HE4, Class M2
1.17%, 12/25/2034 (B)	954,438	934,964
Ally Auto Receivables Trust
Series 2013-2, Class A3
0.79%, 01/15/2018	284,946	284,960
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	120,088
Series 2014-SN2, Class A3
1.03%, 09/20/2017	165,000	164,939
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	341,901	341,845
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	152,450
American Credit Acceptance Receivables Trust
Series 2013-1, Class A
1.45%, 04/16/2018 (C)	18,898	18,898
Series 2014-1, Class A
1.14%, 03/12/2018 (C)	2,803	2,803
Series 2014-2, Class A
0.99%, 10/10/2017 (C)	108,495	108,452
Series 2014-2, Class B
2.26%, 03/10/2020 (C)	227,000	227,801
Series 2014-4, Class A
1.33%, 07/10/2018 (C)	163,672	163,612
Series 2015-1, Class A
1.43%, 08/12/2019 (C)	306,373	306,261
Series 2015-2, Class A
1.57%, 06/12/2019 (C)	379,265	378,938
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (C)	150,000	156,134
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (C)	175,000	184,165
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (C)	248,130	246,720
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (C)	192,500	192,052
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (C)	225,000	223,254

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Tower Trust I (continued)
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (C)	$ 450,000	$ 444,060
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	3,354	3,353
Series 2013-2, Class A3
0.65%, 12/08/2017	125,943	125,955
Series 2013-4, Class A3
0.96%, 04/09/2018	393,526	393,656
Series 2013-5, Class A3
0.90%, 09/10/2018	334,664	334,499
Series 2014-1, Class A3
0.90%, 02/08/2019	1,150,000	1,148,667
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M1
1.24%, 12/25/2033 (B)	684,524	636,460
Series 2003-10, Class M2
2.74%, 12/25/2033 (B)	727,749	701,419
Argent Securities, Inc.
Series 2004-W4, Class A
0.71%, 03/25/2034 (B)	540,629	500,185
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W1, Class M3
3.79%, 09/25/2033 (B)	228,294	227,943
Series 2003-W9, Class M3B
3.31%, 01/25/2034 (B)	949,835	875,703
ARLP Securitization Trust
Series 2015-1, Class A1
3.97%, 05/25/2055 (B) (C)	553,536	551,599
Asset Backed Securities Corp. Home Equity Loan Trust Series
Series 2004-HE1, Class M1
1.26%, 01/15/2034 (B)	729,315	692,803
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (C)	80,664	80,591
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90%, 03/20/2020 (C)	301,996	301,765
B2R Mortgage Trust
Series 2015-1, Class A1
2.52%, 05/15/2048 (C)	232,619	231,844
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (C) (D)	168,026	166,592
BCC Funding Corp. X
Series 2015-1, Class A2
2.22%, 10/20/2020 (C)	501,000	503,526
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2
2.07%, 08/25/2034 (B)	800,539	754,296
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (C)	444,903	444,782
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	97,739	97,655
Series 2014-A, Class A2
0.53%, 04/25/2017	143,737	143,652

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BMW Vehicle Owner Trust (continued)
Series 2014-A, Class A3
0.97%, 11/26/2018	$ 240,000	$ 240,255
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (C)	55,212	55,114
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 (C)	100,000	100,713
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 (C)	66,410	66,419
Series 2014-3, Class A3
1.09%, 11/15/2018	384,000	383,935
CAM Mortgage LLC
Series 2015-1, Class A
3.38%, 07/15/2064 (B) (C)	544,142	544,015
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3
1.31%, 12/20/2017	400,000	400,183
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	430,693
Series 2014-2, Class A2
0.91%, 04/20/2017	500,000	499,975
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (C)	11,317	11,318
Series 2014-1A, Class A
1.46%, 12/17/2018 (C)	110,269	110,162
Series 2014-1A, Class B
2.72%, 04/15/2020 (C)	125,000	125,417
Series 2014-2A, Class A
1.44%, 11/16/2020 (C)	291,414	291,177
Series 2015-1A, Class A
1.75%, 06/15/2021 (C)	322,462	321,536
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	86,031	86,001
Series 2013-4, Class A3
0.80%, 07/16/2018	131,133	131,119
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	83,148
Series 2014-2, Class A3
0.98%, 01/15/2019	421,000	420,670
CarNow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 (C)	52,209	52,186
Series 2015-1A, Class A
1.69%, 01/15/2020	500,000	499,950
Chase Funding Trust
Series 2003-2, Class 2A2
0.75%, 02/25/2033 (B)	258,024	234,873
Series 2003-5, Class 2A2
0.79%, 07/25/2033 (B)	727,940	669,277
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3
0.83%, 09/17/2018 (C)	255,562	255,531
Citi Held For Asset Issuance
Series 2015-PM1, Class A
1.85%, 12/15/2021 (C)	517,159	518,188
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 (C)	400,000	400,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (C)	206,456	207,279

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Countrywide Partnership Trust
Series 2004-EC1, Class M2
1.14%, 01/25/2035	$ 652,289	$ 590,238
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 (C)	22,079	22,187
Series 2011-C, Class A
4.21%, 03/15/2019 (C)	14,412	14,528
Series 2012-A, Class A
2.78%, 06/17/2019 (C)	13,349	13,427
Series 2012-B, Class A
2.52%, 09/16/2019 (C)	63,246	63,471
Series 2013-A, Class A
1.31%, 06/15/2020 (C)	68,974	68,485
Series 2013-C, Class A
1.64%, 04/16/2018 (C)	156,066	155,871
Series 2013-D, Class A
1.54%, 07/16/2018 (C)	280,760	280,143
Series 2014-A, Class A
1.21%, 08/15/2018 (C)	166,837	166,492
Series 2014-C, Class A
1.31%, 02/15/2019 (C)	340,374	338,316
Series 2014-C, Class C
3.77%, 08/17/2020 (C)	100,000	99,072
Series 2014-D, Class A
1.49%, 04/15/2019 (C)	535,195	532,905
Series 2014-D, Class C
4.35%, 11/16/2020 (C)	100,000	100,349
Series 2015-A, Class A
1.53%, 07/15/2019 (C)	437,168	435,075
Series 2015-A, Class C
4.00%, 02/16/2021 (C)	100,000	99,109
Series 2015-B, Class A
1.65%, 11/15/2019 (C)	592,977	589,818
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (C)	32,821	32,772
Series 2012-D, Class A
1.48%, 03/16/2020 (C)	28,984	28,937
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (C)	330,872	330,949
Series 2014-1A, Class A
1.55%, 10/15/2021 (C)	550,000	549,146
Series 2014-2A, Class A
1.88%, 03/15/2022 (C)	250,000	250,003
Series 2015-2A, Class A
2.40%, 02/15/2023 (C)	524,000	526,564
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (C)	448,856	448,655
Series 2015-AA, Class D
4.12%, 06/15/2022 (C)	294,000	292,016
Series 2015-BA, Class B
2.12%, 06/17/2019 (C)	408,000	407,795
Series 2015-BA, Class D
3.84%, 07/15/2021 (C)	400,000	403,014
Series 2015-DA, Class D
4.59%, 01/17/2023	286,000	285,956
DT Auto Owner Trust
Series 2014-3A, Class A
0.98%, 04/16/2018 (C)	291,467	291,123
Series 2015-1A, Class A
1.06%, 09/17/2018 (C)	266,539	266,374
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/2017 (C)	42,252	42,263

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2013-2A, Class A
1.49%, 11/15/2017 (C)	$ 54,290	$ 54,322
Series 2014-1A, Class A
1.29%, 05/15/2018 (C)	144,446	144,388
Series 2014-2A, Class A
1.06%, 08/15/2018 (C)	200,076	199,749
Series 2014-2A, Class C
3.26%, 12/16/2019 (C)	65,000	65,084
Series 2014-3A, Class A
1.32%, 01/15/2019 (C)	493,934	493,535
Series 2015-2A, Class A
1.54%, 11/15/2019 (C)	427,084	427,216
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	101,105	101,170
Series 2014-3, Class A2A
0.57%, 05/15/2017	181,215	181,192
Series 2014-3, Class A3
0.96%, 03/15/2019	155,000	155,023
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (C)	7,589	7,593
Series 2013-1A, Class A2
0.90%, 10/15/2018 (C)	60,557	60,544
Series 2013-3A, Class A3
1.44%, 10/15/2019 (C)	335,467	336,022
Series 2014-3A, Class A2
1.06%, 11/15/2018 (C)	329,981	329,920
Series 2014-3A, Class A3
1.67%, 11/16/2020 (C)	193,000	192,664
Series 2015-1A, Class A2
1.21%, 04/15/2019 (C)	330,000	329,921
Series 2015-2A, Class A1
1.59%, 12/16/2019 (C)	407,075	407,630
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (C)	661,553	661,774
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (C)	240,000	241,513
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (C)	46,334	46,327
Series 2013-2, Class A
1.94%, 01/15/2019 (C)	147,081	147,198
Series 2014-1, Class A
1.21%, 04/15/2019 (C)	198,993	198,772
Series 2014-1, Class B
2.55%, 02/18/2020 (C)	50,000	50,252
Series 2014-2, Class A
1.43%, 12/16/2019 (C)	317,515	316,564
Series 2014-2, Class B
2.84%, 11/16/2020 (C)	134,000	135,120
Series 2014-2, Class C
3.95%, 12/15/2020 (C)	66,000	66,604
Series 2015-1, Class A
1.63%, 06/15/2020 (C)	551,825	550,622
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	81,494	81,503
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,097
Series 2014-A, Class A2A
0.50%, 10/15/2016	16,770	16,769
Series 2014-B, Class A3
0.89%, 09/15/2017	139,000	139,011
Series 2014-B, Class A4
1.10%, 11/15/2017	88,000	88,067

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Credit Auto Owner Trust
Series 2014-B, Class A3
0.90%, 10/15/2018	$ 237,000	$ 237,085
Series 2014-C, Class A2
0.61%, 08/15/2017	606,895	606,861
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	611,648
Series 2015-B, Class A2A
0.72%, 03/15/2018	747,000	746,760
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.59%, 01/15/2018 (B)	112,000	111,977
FRT Trust
Series 2013-1A, Class AR
4.21%, 10/25/2018 (B) (C) (D)	2,159	2,158
GCAT
Series 2015-2, Class A1
3.75%, 07/25/2020 (B) (C)	551,401	551,375
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (C)	627,617	627,617
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (C)	512,899	507,770
GLS Auto Receivables Trust
Series 2015-1A, Class A
2.25%, 12/15/2020 (C)	575,023	573,186
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (C)	182,843	182,769
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (B) (C)	189,696	190,699
Series 2014-1A, Class A
3.72%, 02/25/2044 (B) (C)	45,034	44,986
GO Financial Auto Securitization Trust
Series 2015-1, Class A
1.81%, 03/15/2018 (C)	642,028	641,700
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (C)	304,563	306,676
GSAMP Trust
Series 2006-HE3, Class A2C
0.35%, 05/25/2046 (B)	957,078	855,844
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (C)	428,000	426,288
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	146,000	146,015
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	210,000	209,790
Series 2013-T1, Class B2
1.74%, 01/16/2046 (C)	124,000	123,876
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (C)	277,000	277,139
Home Equity Asset Trust
Series 2003-3, Class M1
1.48%, 08/25/2033	854,679	813,068
Series 2004-7, Class M1
1.12%, 01/25/2035 (B)	455,610	431,156
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD
Series 2004-B, Class M8
3.49%, 11/25/2034 (B)	386,577	313,797

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3
0.69%, 09/18/2017	$ 291,942	$ 291,777
Series 2013-4, Class A4
1.04%, 02/18/2020	140,000	140,033
Series 2014-1, Class A2
0.41%, 09/21/2016	89,283	89,258
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,778
Series 2015-1, Class A2
0.70%, 06/15/2017	456,000	455,946
Hyundai Auto Receivables Trust
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,840
Series 2014-B, Class A3
0.90%, 12/17/2018	351,000	350,893
Series 2015-A, Class A2
0.68%, 10/16/2017	622,929	622,870
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	178,770	178,741
Series 2014-A, Class A2
0.45%, 09/15/2016	114,349	114,324
KGS Alpha SBA Coof Trust, Interest Only STRIPS
0.56%, 08/25/2038	2,297,412	74,666
Series 2013-2, Class A
1.56%, 03/25/2039 (B) (C)	1,669,267	91,288
Series 2014-2, Class A
3.25%, 04/25/2040 (B) (C)	817,735	115,889
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2
1.09%, 07/25/2034	1,089,977	1,043,551
Series 2004-3, Class M4
1.81%, 07/25/2034 (B)	334,102	311,203
LV Tower 52 Issuer
Series 2013-1, Class A
5.50%, 07/15/2019 (C) (D) (E) (F)	714,062	714,062
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.44%, 03/25/2032 (B)	17,730	17,728
MarketPlace Loan Trust
Series 2015-OD1, Class A
3.25%, 06/17/2017 (C)	312,151	312,151
Series 2015-OD2, Class A
3.25%, 08/17/2017 (C)	544,237	544,237
Series 2015-OD3, Class A
3.25%, 09/17/2017	700,000	697,803
Master Asset-Backed Securities Trust
Series 2004-WMC2, Class M1
1.09%, 04/25/2034 (B)	851,361	796,038
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 (C)	40,769	40,780
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE6, Class M1
1.02%, 08/25/2034 (B)	1,000,000	954,090
Series 2004-NC2, Class M1
1.02%, 12/25/2033 (B)	420,801	388,027
Series 2004-NC7, Class M2
1.12%, 07/25/2034 (B)	1,061,985	1,020,848
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3
1.17%, 02/25/2033 (B)	1,098,764	1,035,068

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Nationstar Agency Advance Funding Trust
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 (C)	$ 100,000	$ 99,008
Nationstar HECM Loan Trust
Series 2015-1A, Class A
3.84%, 05/25/2018 (C)	255,955	257,716
Navitas Equipment Receivables LLC
Series 2013-1, Class A
1.95%, 11/15/2016 (C)	40,338	40,340
New Century Home Equity Loan Trust
Series 2004-2, Class M5
2.22%, 08/25/2034	412,516	388,499
Nissan Auto Lease Trust
Series 2013-B, Class A3
0.75%, 06/15/2016	47,287	47,286
Series 2015-A, Class A2A
0.99%, 11/15/2017	450,000	450,808
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	6,986	6,985
Series 2014-B, Class A3
1.11%, 05/15/2019	240,000	240,078
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (B) (C)	251,789	251,411
NRPL Trust
Series 2015-2A, Class A1
3.75%, 10/25/2057 (B) (C)	589,588	588,651
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T1, Class AT1
2.32%, 08/15/2046 (C)	650,000	649,938
Series 2015-T1, Class DT1
3.60%, 08/15/2046 (C)	250,000	249,190
Series 2015-T2, Class DT2
4.68%, 08/17/2048 (C)	241,000	240,999
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (B) (C) (D)	104,498	104,498
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (B) (C)	497,600	496,670
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (B) (C)	463,561	463,070
Series 2015-NPL2, Class A1
3.72%, 07/25/2055 (B) (C)	536,662	534,436
Ocwen Freddie Advance Funding LLC
Series 2015-T1, Class AT1
2.06%, 11/15/2045 (C)	170,000	169,986
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (C)	491,000	491,655
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (C)	589,000	588,998
Series 2014-1A, Class B
3.24%, 06/18/2024 (C)	100,000	100,616
Series 2014-2A, Class A
2.47%, 09/18/2024 (C)	918,000	917,928
Series 2014-2A, Class B
3.02%, 09/18/2024 (C)	280,000	280,997
Series 2015-1A, Class A
3.19%, 03/18/2026 (C)	863,000	871,697
Series 2015-2A, Class A
2.57%, 07/18/2025 (C)	1,138,000	1,135,421
Series 2015-2A, Class B
3.10%, 07/18/2025 (C)	279,000	278,534

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-2, Class A2
0.79%, 04/25/2033 (B)	$ 407,341	$ 377,324
Series 2003-6, Class A2
0.85%, 11/25/2033 (B)	605,272	560,470
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.13%, 10/25/2034 (B)	52,273	52,107
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (C)	81,048	81,066
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 (C)	346,851	346,606
Pretium Mortgage Credit Partners
Series 2015-NPL2, Class A1
3.75%, 07/27/2030 (B) (C)	569,592	569,509
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (C)	600,000	602,655
Progreso Receivables Funding III LLC
Series 2015-1, Class A
3.63%, 02/08/2020 (C)	589,000	591,737
Progreso Receivables Funding LLC
Series 2015-B, Class A
3.00%, 07/28/2020 (C)	250,000	250,457
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (C)	710,000	702,093
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (C)	327,000	321,591
RAMP Trust
Series 2004-RS11, Class M1
1.12%, 11/25/2034 (B)	100,083	98,716
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (B)	201,356	205,129
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (B)	132,979	129,902
RASC Series Trust
Series 2005-EMX1, Class M1
0.84%, 03/25/2035 (B)	987,895	922,276
Series 2005-KS9, Class M3
0.65%, 10/25/2035 (B)	1,036,442	962,570
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (B) (C) (D)	284,516	284,824
RMAT LLC
Series 2015-NPL1, Class A1
3.75%, 05/25/2055 (B) (C)	228,182	227,716
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	851	851
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,012
Series 2013-A, Class A3
1.02%, 01/16/2018 (C)	201,366	201,371
Series 2014-2, Class A3
0.80%, 04/16/2018	570,000	569,559
Series 2014-3, Class A3
0.81%, 07/16/2018	1,100,000	1,098,847
Series 2014-4, Class A2A
0.67%, 01/16/2018	119,117	119,012
Series 2015-S1, Class R1
1.93%, 09/17/2019 (C)	271,255	270,577
Series 2015-S2, Class R1
1.84%, 11/18/2019 (C)	73,862	73,678

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2015-S7, Class R1
1.97%, 03/16/2021 (C)	$ 290,193	$ 289,467
Securitized Asset-Backed Receivables LLC Trust
Series 2004-OP2, Class M1
1.17%, 08/25/2034 (B)	1,002,896	931,113
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (B) (C)	578,294	573,327
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (C)	75,918	75,904
Soundview Home Loan Trust
Series 2003-2, Class M2
2.67%, 11/25/2033 (B)	84,099	81,375
Series 2006-OPT3, Class 2A3
0.36%, 06/25/2036 (B)	536,398	494,396
Specialty Underwriting & Residential Finance Trust Series
Series 2003-BC4, Class M1
1.09%, 11/25/2034 (B)	1,019,902	945,784
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	1,170,723	1,172,324
Series 2014-AA, Class B
4.61%, 10/25/2027 (C)	300,000	306,097
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (C)	432,090	433,091
Series 2014-AA, Class A
2.41%, 12/15/2022 (C)	1,213,000	1,213,519
Series 2014-AA, Class B
3.45%, 12/15/2022 (C)	146,000	146,913
Series 2015-AA, Class A
3.16%, 11/15/2024 (C)	769,000	777,112
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A
3.23%, 04/16/2059 (C)	95,669	94,712
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1
1.17%, 11/25/2033 (B)	734,549	687,627
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-BC3, Class 1A2
0.33%, 05/25/2047 (B)	486,914	467,009
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A
3.72%, 11/16/2044 (B) (C)	947,036	946,231
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 (C)	439,000	439,331
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	52,898	52,892
Series 2014-C, Class A2
0.51%, 02/15/2017	146,736	146,643
Series 2014-C, Class A3
0.93%, 07/16/2018	154,000	154,060
Tricon American Homes Trust
Series 2015-SFR1, Class A
1.46%, 05/17/2032 (B) (C)	160,000	157,664
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (B) (C)	264,470	263,892
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (B) (C)	68,325	68,206

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Truman Capital Mortgage Loan Trust (continued)
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (B) (C)	$ 118,750	$ 118,125
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.72%, 02/27/2035 (C)	469,133	469,581
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (C)	662,395	661,382
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (B) (C)	795,800	793,422
VML LLC
Series 2014-NPL1, Class A1
3.88%, 04/27/2054 (B) (C)	183,425	182,691
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (B) (C)	457,343	458,324
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 (B) (C)	300,790	300,698
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (B) (C)	394,473	393,614
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (B) (C)	742,346	739,619
VOLT XXV LLC
Series 2015-NPL8, Class A1
3.50%, 06/26/2045 (B) (C)	1,384,702	1,376,732
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (B) (C)	389,990	389,721
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (B) (C)	187,254	185,310
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (B) (C)	725,360	724,651
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (B) (C)	496,480	495,769
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (B) (C)	454,507	452,954
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (B) (C)	682,396	679,776
VOLT XXXV LLC
Series 2015-NPL9, Class A1
3.50%, 06/26/2045 (B) (C)	485,586	485,063
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series
Series 2004-1, Class 1A
0.49%, 04/25/2034 (B)	1,067,161	1,010,970
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (C)	34,322	34,360
Series 2012-3A, Class A
2.50%, 03/20/2025 (C)	55,899	55,934
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 08/15/2018	184,671	184,674
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	127,234

		97,590,220

Total Asset-Backed Securities (Cost $98,693,846)		98,767,790

	Principal	Value
CONVERTIBLE BOND - 0.0% (A)
United States - 0.0% (A)
American Express Credit Corp. Series MTN
2.38%, 03/24/2017	$ 100,000	$ 101,571

Total Convertible Bond (Cost $99,916)		101,571

CORPORATE DEBT SECURITIES - 25.1%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (C)	272,000	276,729
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	77,209
3.25%, 11/21/2021	80,000	80,964
3.85%, 09/30/2023	350,000	350,991
4.13%, 02/24/2042	70,000	62,659
5.00%, 09/30/2043	250,000	252,863
Commonwealth Bank of Australia
2.25%, 03/16/2017 (C)	250,000	254,394
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (C)	180,000	179,542
2.60%, 06/24/2019 (C)	87,000	87,469
2.85%, 07/29/2020 (C) (G)	150,000	152,163
4.00%, 07/29/2025 (C)	150,000	151,483
5.00%, 02/22/2017 (C)	509,000	532,561
Macquarie Group, Ltd.
6.00%, 01/14/2020 (C)	30,000	33,661
6.25%, 01/14/2021 (C)	80,000	90,961
National Australia Bank, Ltd.
2.00%, 06/20/2017 (C)	300,000	304,415
3.00%, 07/27/2016 (C)	200,000	203,630
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	20,495
3.75%, 06/15/2025 (G)	455,000	443,808
4.13%, 05/20/2021	80,000	83,864
Westpac Banking Corp.
2.00%, 03/03/2020 (C)	304,000	305,080
2.45%, 11/28/2016 (C)	200,000	203,482

		4,148,423

Bermuda - 0.0% (A)
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	45,796
9.88%, 03/01/2039	90,000	89,926

		135,722

Brazil - 0.0% (A)
Vale SA
5.63%, 09/11/2042 (G)	430,000	294,550

Canada - 0.9%
Agrium, Inc.
3.38%, 03/15/2025	120,000	113,609
4.13%, 03/15/2035	470,000	415,013
5.25%, 01/15/2045	114,000	117,746
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (C)	340,000	329,800

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Air Canada Pass-Through Trust (continued)
4.13%, 11/15/2026 (C)	$ 57,564	$ 58,068
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	231,829
Bank of Montreal Series MTN
1.40%, 09/11/2017	69,000	69,204
2.38%, 01/25/2019	170,000	172,525
2.55%, 11/06/2022	247,000	242,665
Bank of Nova Scotia
1.45%, 04/25/2018	250,000	248,646
1.85%, 04/14/2020 (G)	400,000	398,698
2.55%, 01/12/2017	100,000	101,770
Barrick Gold Corp.
5.25%, 04/01/2042	125,000	97,869
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	194,912
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,000
1.55%, 01/23/2018	98,000	98,217
2.25%, 07/21/2020 (C)	200,000	201,911
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	92,917
6.25%, 03/15/2038	30,000	29,883
6.45%, 06/30/2033	80,000	82,279
7.20%, 01/15/2032	50,000	54,899
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 (C)	43,000	31,114
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (G)	173,000	163,354
4.50%, 01/15/2022	490,000	527,479
6.13%, 09/15/2115	17,000	17,856
7.13%, 10/15/2031	150,000	189,029
CDP Financial, Inc.
4.40%, 11/25/2019 (C)	250,000	274,825
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	344,639
4.45%, 09/15/2042	65,000	51,502
6.75%, 11/15/2039	100,000	103,734
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	210,588
Enbridge, Inc.
4.00%, 10/01/2023	180,000	168,722
Encana Corp.
5.15%, 11/15/2041	405,000	319,564
6.50%, 08/15/2034	40,000	37,782
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 (C)	179,000	141,186
5.55%, 10/25/2042 (C)	80,000	58,800
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,934
9.40%, 02/01/2021	220,000	294,238
Petro-Canada
5.35%, 07/15/2033	50,000	53,062
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	166,112
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	196,293
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	219,777
5.45%, 10/01/2043	118,000	125,481
Royal Bank of Canada
1.20%, 09/19/2017 (G)	246,000	246,022
1.88%, 02/05/2021	600,000	600,940
2.00%, 10/01/2018	318,000	322,363
Series MTN
2.30%, 07/20/2016	55,000	55,666

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Suncor Energy, Inc.
3.60%, 12/01/2024	$ 107,000	$ 106,083
5.95%, 12/01/2034	150,000	167,095
6.10%, 06/01/2018	450,000	496,908
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	38,625
5.85%, 02/01/2037	60,000	49,915
6.25%, 02/01/2038	60,000	51,168
7.75%, 06/01/2019	40,000	44,936
Teck Resources, Ltd.
3.75%, 02/01/2023 (G)	197,000	120,170
4.75%, 01/15/2022	419,000	269,207
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	362,270
Toronto-Dominion Bank
1.50%, 03/13/2017 (C)	230,000	231,533
Series MTN
1.75%, 07/23/2018	57,000	57,101
2.25%, 11/05/2019	16,000	16,095
Total Capital Canada, Ltd.
0.67%, 01/15/2016 (B)	60,000	60,039
2.75%, 07/15/2023	70,000	67,179
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,163
2.50%, 08/01/2022	30,000	28,194
3.75%, 10/16/2023	270,000	269,406
7.25%, 08/15/2038	100,000	123,932
Transcanada Trust
5.63%, 05/20/2075 (B)	230,000	220,225

		11,186,766

Cayman Islands - 0.1%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (C)	200,000	198,373
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	5,266
4.00%, 03/16/2018	30,000	28,415
5.25%, 03/15/2042	105,000	67,096
6.05%, 03/01/2041	80,000	50,877
Transocean, Inc.
4.30%, 10/15/2022	33,000	20,378
6.50%, 11/15/2020 (G)	45,000	34,425
6.88%, 12/15/2021	147,000	109,650
7.50%, 04/15/2031	25,000	16,125
7.85%, 12/15/2041	10,000	6,550
XLIT, Ltd.
6.38%, 11/15/2024	100,000	118,548

		655,703

China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd. Series MTN
2.35%, 11/13/2017	250,000	251,673

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	90,148
5.38%, 06/26/2026	116,000	101,210

		191,358

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	54,000	51,718
3.65%, 11/10/2021	37,000	37,449

		89,167

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.0% (A)
Danske Bank A/S
2.75%, 09/17/2020 (G)	$ 350,000	$ 352,734

France - 0.5%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (C)	300,000	301,308
BNP Paribas SA
2.38%, 05/21/2020	515,000	516,684
4.38%, 09/28/2025	350,000	341,512
7.38%, 08/19/2025 (B) (C) (H)	255,000	256,594
BPCE SA
4.00%, 04/15/2024	250,000	259,774
4.50%, 03/15/2025 (C)	325,000	312,761
Series MTN
1.63%, 01/26/2018	250,000	251,112
Credit Agricole SA
2.75%, 06/10/2020 (C)	675,000	684,729
8.13%, 09/19/2033 (B) (C)	200,000	218,440
Electricite de France SA
2.15%, 01/22/2019 (C)	140,000	141,447
4.88%, 01/22/2044 (C)	125,000	132,895
6.00%, 01/22/2114 (C)	350,000	369,064
Orange SA
2.75%, 09/14/2016	17,000	17,266
5.50%, 02/06/2044	245,000	266,883
9.00%, 03/01/2031	244,000	345,871
Societe Generale SA
8.00%, 09/29/2025 (B) (C) (H)	425,000	418,625
Total Capital International SA
0.75%, 01/25/2016	18,000	18,017
1.55%, 06/28/2017	38,000	38,278
2.70%, 01/25/2023	572,000	556,789
2.75%, 06/19/2021	300,000	304,787

		5,752,836

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	751,000	748,927
2.50%, 02/13/2019	200,000	200,833
2.95%, 08/20/2020	130,000	130,579
3.70%, 05/30/2024 (G)	133,000	132,037
6.00%, 09/01/2017	80,000	86,217

		1,298,593

Guernsey, Channel Islands - 0.0% (A)
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/2022	250,000	249,715

Ireland - 0.0% (A)
Perrigo Finance PLC
3.50%, 12/15/2021	200,000	197,461
3.90%, 12/15/2024	200,000	196,981

		394,442

Italy - 0.1%
Intesa Sanpaolo SpA
3.88%, 01/15/2019 (G)	230,000	238,365
5.25%, 01/12/2024	400,000	427,063
7.70%, 09/17/2025 (B) (C) (G) (H)	200,000	195,000

		860,428

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (C)	365,000	362,851
2.35%, 02/23/2017 (C)	200,000	202,498
4.10%, 09/09/2023 (C)	200,000	212,810

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (C)	$ 200,000	$ 199,248
1.80%, 03/26/2018 (C)	272,000	271,026
2.45%, 04/16/2019 (C)	200,000	201,359
3.60%, 09/25/2024 (C)	230,000	233,463
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,191

		1,730,446

Korea, Republic of - 0.0% (A)
Korea National Oil Corp.
3.13%, 04/03/2017 (C)	200,000	204,500

Luxembourg - 0.2%
Actavis Funding SCS
2.35%, 03/12/2018	415,000	416,651
3.00%, 03/12/2020	267,000	267,234
3.45%, 03/15/2022	979,000	967,778
3.80%, 03/15/2025	130,000	125,585
3.85%, 06/15/2024	270,000	264,476
4.55%, 03/15/2035	220,000	202,413
4.75%, 03/15/2045	280,000	254,227
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	59,995
Pentair Finance SA
2.90%, 09/15/2018	170,000	170,552
Schlumberger Investment SA
3.30%, 09/14/2021 (C)	23,000	23,518
3.65%, 12/01/2023	82,000	84,557
Tyco International Finance SA
5.13%, 09/14/2045	45,000	47,054

		2,884,040

Mexico - 0.1%
America Movil SAB de CV
1.34%, 09/12/2016 (B)	280,000	279,926
3.13%, 07/16/2022	400,000	388,360
5.00%, 03/30/2020	150,000	163,845
Petroleos Mexicanos
4.25%, 01/15/2025 (C)	52,000	47,580
4.50%, 01/23/2026 (C)	222,000	204,662
4.88%, 01/18/2024	65,000	62,914
5.63%, 01/23/2046 (C)	140,000	113,939
6.38%, 01/23/2045	186,000	167,102
6.63%, 06/15/2035	100,000	93,750

		1,522,078

Netherlands - 0.5%
ABN AMRO Bank NV
1.80%, 06/04/2018 (C)	200,000	199,706
2.50%, 10/30/2018 (C)	440,000	446,164
4.75%, 07/28/2025 (C)	305,000	302,590
Airbus Group Finance BV
2.70%, 04/17/2023 (C)	64,000	62,391
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	195,000	200,410
3.88%, 02/08/2022	79,000	83,203
3.95%, 11/09/2022	250,000	251,079
4.38%, 08/04/2025	250,000	250,179
5.25%, 08/04/2045	265,000	268,178

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (C)	$ 150,000	$ 152,016
8.75%, 06/15/2030	30,000	42,890
EDP Finance BV
4.13%, 01/15/2020 (C)	255,000	258,472
Heineken NV
1.40%, 10/01/2017 (C)	60,000	59,971
3.40%, 04/01/2022 (C)	150,000	153,068
ING Bank NV
3.75%, 03/07/2017 (C)	200,000	206,514
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	249,107
LYB International Finance BV
4.88%, 03/15/2044	300,000	284,227
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	176,500
4.38%, 05/20/2023	84,000	54,810
5.38%, 01/27/2021	36,000	26,190
6.25%, 03/17/2024 (G)	271,000	197,234
6.75%, 01/27/2041	100,000	65,250
6.85%, 06/05/2115	26,000	16,575
7.88%, 03/15/2019	160,000	132,000
Shell International Finance BV
1.13%, 08/21/2017	42,000	42,046
2.13%, 05/11/2020	140,000	140,145
3.40%, 08/12/2023	210,000	214,579
4.13%, 05/11/2035	126,000	122,572
4.30%, 09/22/2019	50,000	54,445
4.55%, 08/12/2043	430,000	432,691
6.38%, 12/15/2038	130,000	162,182
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (C)	475,000	476,910
5.75%, 10/17/2016 (C)	125,000	131,049
6.13%, 08/17/2026 (C)	120,000	148,101

		6,063,444

New Zealand - 0.0% (A)
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (C)	200,000	202,281
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (C)	250,000	250,964

		453,245

Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018 (G)	134,000	132,961
1.20%, 01/17/2018	44,000	43,773
2.45%, 01/17/2023	58,000	55,293
2.65%, 01/15/2024	143,000	136,619
2.75%, 11/10/2021	31,000	31,052
3.15%, 01/23/2022	20,000	20,240
3.25%, 11/10/2024	61,000	60,338
4.25%, 11/23/2041	16,000	15,770
5.25%, 04/15/2019	100,000	111,106

		607,152

Spain - 0.0% (A)
Telefonica Emisiones SAU
5.13%, 04/27/2020	102,000	112,405
6.42%, 06/20/2016	100,000	103,557

		215,962

Sweden - 0.3%
Nordea Bank AB
3.13%, 03/20/2017 (C)	250,000	256,749
4.88%, 05/13/2021 (C)	200,000	215,188

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (C)	$ 615,000	$ 614,565
2.38%, 11/20/2018 (C)	200,000	202,517
2.45%, 05/27/2020 (C)	580,000	585,729
Stadshypotek AB
1.88%, 10/02/2019 (C) (G)	250,000	250,924
Svenska Handelsbanken AB Series MTN
2.40%, 10/01/2020	865,000	866,353
Swedbank AB
1.75%, 03/12/2018 (C)	675,000	677,615

		3,669,640

Switzerland - 0.4%
Credit Suisse
1.70%, 04/27/2018	1,010,000	1,006,025
1.75%, 01/29/2018	250,000	250,023
3.00%, 10/29/2021	250,000	250,515
Series MTN
2.30%, 05/28/2019	250,000	250,969
5.30%, 08/13/2019	100,000	111,178
Credit Suisse AG
6.50%, 08/08/2023 (C)	200,000	215,250
Credit Suisse Group AG
7.50%, 12/11/2023 (B) (C) (H)	575,000	598,719
UBS AG Series MTN
1.80%, 03/26/2018	1,375,000	1,374,301
2.38%, 08/14/2019	475,000	477,038
5.75%, 04/25/2018	220,000	241,209

		4,775,227

United Kingdom - 1.1%
Abbey National Treasury Services PLC
2.35%, 09/10/2019	450,000	455,463
Aon PLC
3.50%, 06/14/2024	200,000	196,989
BAE Systems PLC
5.80%, 10/11/2041 (C)	25,000	28,758
Barclays Bank PLC
2.25%, 05/10/2017 (C) (G)	200,000	203,749
2.50%, 02/20/2019	270,000	274,619
5.13%, 01/08/2020	100,000	111,830
6.05%, 12/04/2017 (C)	295,000	319,027
7.75%, 04/10/2023 (B)	430,000	460,638
Barclays PLC
2.00%, 03/16/2018	755,000	754,490
2.75%, 11/08/2019	220,000	221,429
2.88%, 06/08/2020	238,000	237,976
3.65%, 03/16/2025	200,000	190,949
BAT International Finance PLC
2.75%, 06/15/2020 (C)	250,000	254,806
3.25%, 06/07/2022 (C)	126,000	127,817
3.50%, 06/15/2022 (C)	215,000	220,970
3.95%, 06/15/2025 (C)	415,000	431,638
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,062
1.85%, 05/05/2017	71,000	71,610
2.75%, 05/10/2023	150,000	144,010
3.06%, 03/17/2022	515,000	516,192
3.25%, 05/06/2022	497,000	500,196
3.54%, 11/04/2024	230,000	228,212
3.56%, 11/01/2021	50,000	52,397
3.81%, 02/10/2024	92,000	93,951
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,215

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Ensco PLC
4.70%, 03/15/2021	$ 265,000	$ 223,156
5.20%, 03/15/2025	68,000	51,753
5.75%, 10/01/2044	48,000	33,206
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	565,000	564,024
HSBC Bank PLC
1.50%, 05/15/2018 (C)	410,000	407,739
4.75%, 01/19/2021 (C)	240,000	266,388
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	171,206
4.25%, 08/18/2025	200,000	197,079
4.88%, 01/14/2022	100,000	110,381
5.10%, 04/05/2021	70,000	77,511
Imperial Tobacco Finance PLC
3.75%, 07/21/2022 (C)	395,000	398,741
4.25%, 07/21/2025 (C)	320,000	323,986
Invesco Finance PLC
4.00%, 01/30/2024	74,000	77,640
Lloyds Bank PLC
1.75%, 03/16/2018	1,025,000	1,025,339
3.50%, 05/14/2025	395,000	390,693
Lloyds Banking Group PLC
4.50%, 11/04/2024 (G)	200,000	201,050
7.50%, 06/27/2024 (B) (H)	200,000	204,180
Nationwide Building Society
3.90%, 07/21/2025 (C)	345,000	352,786
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	57,799
Royal Bank of Scotland PLC
6.13%, 01/11/2021	40,000	46,550
Santander Group Holdings PLC
5.63%, 09/15/2045	255,000	252,838
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 (C) (G)	70,000	75,712
Sky PLC
3.75%, 09/16/2024 (C)	230,000	226,708
Standard Chartered Bank
6.40%, 09/26/2017 (C)	100,000	107,610
Standard Chartered PLC
5.20%, 01/26/2024 (C) (G)	210,000	209,787
Vodafone Group PLC
1.50%, 02/19/2018	80,000	79,381
1.63%, 03/20/2017	100,000	100,110
6.25%, 11/30/2032	180,000	195,226

		12,775,572

United States - 20.0%
21st Century Fox America, Inc.
3.00%, 09/15/2022	500,000	492,753
4.75%, 09/15/2044	305,000	300,237
6.55%, 03/15/2033	50,000	59,836
6.65%, 11/15/2037	100,000	119,333
9.50%, 07/15/2024	80,000	110,104
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,092
2.88%, 05/08/2022	23,000	22,794
4.38%, 05/08/2042	12,000	11,808
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,043
1.75%, 11/06/2017	266,000	266,790
2.90%, 11/06/2022	205,000	199,735
3.20%, 11/06/2022	342,000	341,705
3.60%, 05/14/2025	660,000	650,936
4.50%, 05/14/2035	188,000	181,477

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Access Midstream Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	$ 160,000	$ 148,000
ACE INA Holdings, Inc.
3.15%, 03/15/2025	131,000	127,759
Actavis, Inc.
1.88%, 10/01/2017	260,000	259,360
3.25%, 10/01/2022	129,000	125,799
ADT Corp.
3.50%, 07/15/2022	25,000	22,125
4.13%, 06/15/2023 (G)	192,000	172,800
4.88%, 07/15/2042	20,000	14,400
Advance Auto Parts, Inc.
4.50%, 01/15/2022 - 12/01/2023	320,000	336,479
Aetna, Inc.
3.50%, 11/15/2024	575,000	571,992
4.50%, 05/15/2042	10,000	9,777
6.75%, 12/15/2037	70,000	87,065
AGL Capital Corp.
3.50%, 09/15/2021	182,000	187,870
4.40%, 06/01/2043	79,000	76,874
5.25%, 08/15/2019	230,000	252,249
6.38%, 07/15/2016	50,000	51,990
AIG Global Funding
1.65%, 12/15/2017 (C)	284,000	284,622
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (C)	150,000	193,515
Air Lease Corp.
2.63%, 09/04/2018	545,000	544,280
Alabama Power Co.
3.55%, 12/01/2023	76,000	78,552
3.75%, 03/01/2045	181,000	163,767
4.15%, 08/15/2044	64,000	61,650
6.00%, 03/01/2039	38,000	46,051
Allstate Corp.
3.15%, 06/15/2023	110,000	111,139
Altria Group, Inc.
2.63%, 01/14/2020	350,000	353,720
2.85%, 08/09/2022	92,000	89,886
4.00%, 01/31/2024	255,000	264,083
4.25%, 08/09/2042	265,000	244,965
4.50%, 05/02/2043	200,000	191,042
Amazon.com, Inc.
2.60%, 12/05/2019	415,000	425,267
3.80%, 12/05/2024	536,000	548,662
4.80%, 12/05/2034	117,000	120,224
4.95%, 12/05/2044	70,000	71,509
American Airlines Pass-Through Trust
4.95%, 07/15/2024	347,131	370,562
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,920
American Express Co.
2.65%, 12/02/2022	103,000	100,310
3.63%, 12/05/2024	131,000	129,610
7.00%, 03/19/2018	120,000	134,820
American Express Credit Corp.
2.13%, 03/18/2019	150,000	151,018
Series MTN
1.80%, 07/31/2018	130,000	129,959
2.25%, 08/15/2019	200,000	200,700
2.38%, 05/26/2020	116,000	115,941
2.60%, 09/14/2020	867,000	870,952
2.80%, 09/19/2016	39,000	39,678
American Honda Finance Corp.
1.60%, 02/16/2018 (C)	200,000	200,291
Series MTN
1.55%, 12/11/2017	110,000	110,635

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Honda Finance Corp. (continued)
Series MTN
2.25%, 08/15/2019	$ 140,000	$ 140,977
American International Group, Inc.
3.75%, 07/10/2025	69,000	70,072
3.88%, 01/15/2035	99,000	91,068
4.13%, 02/15/2024	145,000	152,334
4.50%, 07/16/2044	355,000	348,574
4.80%, 07/10/2045	405,000	413,449
American Tower Corp.
3.40%, 02/15/2019	150,000	154,406
3.45%, 09/15/2021	240,000	241,084
3.50%, 01/31/2023	130,000	125,243
4.00%, 06/01/2025	340,000	331,744
4.50%, 01/15/2018	160,000	168,313
American Water Capital Corp.
3.40%, 03/01/2025	59,000	59,788
3.85%, 03/01/2024	200,000	210,428
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	188,296
Amgen, Inc.
3.13%, 05/01/2025	300,000	287,250
3.63%, 05/22/2024	922,000	924,703
3.88%, 11/15/2021	30,000	31,612
5.15%, 11/15/2041	80,000	82,220
5.65%, 06/15/2042	31,000	34,704
5.70%, 02/01/2019	50,000	55,527
6.38%, 06/01/2037	100,000	118,521
6.40%, 02/01/2039	38,000	45,075
Anadarko Petroleum Corp.
4.50%, 07/15/2044 (G)	190,000	169,005
6.38%, 09/15/2017	330,000	356,113
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	630,000	598,782
3.70%, 02/01/2024 (G)	654,000	663,014
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	130,000	124,395
5.38%, 01/15/2020	455,000	508,204
8.20%, 01/15/2039	20,000	28,132
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	93,133
Anthem, Inc.
2.30%, 07/15/2018	85,000	85,360
3.13%, 05/15/2022	62,000	61,368
3.30%, 01/15/2023	21,000	20,781
3.50%, 08/15/2024	708,000	700,850
4.63%, 05/15/2042	50,000	49,266
4.65%, 08/15/2044	97,000	93,759
5.10%, 01/15/2044	225,000	233,854
Aon Corp.
3.13%, 05/27/2016	29,000	29,411
Apache Corp.
3.25%, 04/15/2022	14,000	13,630
4.75%, 04/15/2043	98,000	88,432
5.10%, 09/01/2040	90,000	85,941
6.00%, 01/15/2037	160,000	170,594
6.90%, 09/15/2018	50,000	56,795
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,344
6.70%, 08/15/2037	55,000	68,842
Apple, Inc.
0.55%, 05/03/2018 (B)	172,000	172,081
2.15%, 02/09/2022 (G)	717,000	699,102
2.40%, 05/03/2023	284,000	275,248
2.70%, 05/13/2022	385,000	387,203
2.85%, 05/06/2021	264,000	270,753
3.20%, 05/13/2025	96,000	96,590
3.45%, 02/09/2045	621,000	525,726
3.85%, 05/04/2043	305,000	278,156
4.38%, 05/13/2045	100,000	99,002

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Arizona Public Service Co.
2.20%, 01/15/2020	$ 83,000	$ 82,917
3.35%, 06/15/2024	169,000	172,659
4.50%, 04/01/2042	8,000	8,338
5.05%, 09/01/2041	23,000	25,854
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,237
6.88%, 06/01/2018	50,000	54,690
7.50%, 01/15/2027	380,000	456,755
Associates Corp. of North America
6.95%, 11/01/2018	225,000	256,607
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	1,499,000	1,466,089
3.40%, 05/15/2025	597,000	569,834
3.88%, 08/15/2021	80,000	83,086
4.30%, 12/15/2042	981,000	843,028
4.35%, 06/15/2045	110,000	94,416
4.45%, 05/15/2021	410,000	437,654
4.50%, 05/15/2035	79,000	72,270
4.75%, 05/15/2046	81,000	74,220
4.80%, 06/15/2044	570,000	526,963
5.50%, 02/01/2018	50,000	54,177
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	71,010
6.35%, 06/15/2017	100,000	108,062
8.50%, 03/15/2019	126,000	150,972
AutoZone, Inc.
3.25%, 04/15/2025	330,000	323,707
AvalonBay Communities, Inc.
3.63%, 10/01/2020	155,000	162,208
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (C)	45,000	45,542
4.75%, 10/07/2044 (C)	48,000	47,610
6.38%, 06/01/2019 (C)	80,000	90,900
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	178,385
3.35%, 07/01/2023	260,000	263,944
5.20%, 06/15/2033	200,000	220,194
Bank of America Corp.
2.00%, 01/11/2018	700,000	702,589
2.60%, 01/15/2019	1,980,000	2,000,117
2.65%, 04/01/2019	400,000	404,516
5.63%, 10/14/2016	350,000	365,937
6.10%, 03/17/2025 (B) (H)	345,000	336,375
6.50%, 08/01/2016	213,000	222,462
7.63%, 06/01/2019	200,000	235,386
8.00%, 01/30/2018 (B) (H)	500,000	522,500
Series MTN
2.25%, 04/21/2020	455,000	448,280
3.30%, 01/11/2023	1,339,000	1,328,762
3.88%, 08/01/2025	355,000	359,931
3.95%, 04/21/2025	803,000	781,187
4.00%, 04/01/2024 - 01/22/2025	266,000	265,474
4.25%, 10/22/2026	302,000	298,562
5.00%, 05/13/2021 - 01/21/2044	375,000	411,010
5.63%, 07/01/2020	460,000	518,822
5.65%, 05/01/2018	105,000	114,566
5.88%, 02/07/2042	20,000	23,387
6.40%, 08/28/2017	100,000	108,519
6.88%, 04/25/2018	50,000	55,882
Bank of America NA
1.65%, 03/26/2018	590,000	589,533
1.75%, 06/05/2018	750,000	748,225
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	19,963
4.95%, 06/20/2020 (B) (H)	720,000	709,200

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of New York Mellon Corp. (continued)
Series MTN
2.10%, 01/15/2019	$ 123,000	$ 124,100
2.15%, 02/24/2020	850,000	850,786
2.40%, 01/17/2017	119,000	120,899
3.25%, 09/11/2024	190,000	191,264
4.15%, 02/01/2021	55,000	59,687
4.60%, 01/15/2020	100,000	109,869
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	97,169
Baxalta, Inc.
3.60%, 06/23/2022 (C)	185,000	186,780
4.00%, 06/23/2025 (C)	470,000	470,728
5.25%, 06/23/2045 (C)	158,000	159,477
Bayer US Finance LLC
3.38%, 10/08/2024 (C)	200,000	201,067
BB&T Corp.
5.20%, 12/23/2015	100,000	101,087
Series MTN
1.60%, 08/15/2017	31,000	31,155
2.05%, 06/19/2018	56,000	56,563
2.45%, 01/15/2020	270,000	272,558
6.85%, 04/30/2019	60,000	69,755
Becton Dickinson and Co.
2.68%, 12/15/2019	28,000	28,313
3.73%, 12/15/2024	382,000	388,883
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	344,000	327,001
BellSouth Corp.
6.55%, 06/15/2034	423,000	461,814
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,161
3.50%, 02/01/2025	551,000	554,086
3.75%, 11/15/2023	293,000	301,892
4.50%, 02/01/2045	290,000	287,464
6.13%, 04/01/2036	75,000	90,310
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	105,965
4.40%, 05/15/2042	62,000	61,126
5.40%, 05/15/2018	200,000	220,350
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	106,000	111,107
3.75%, 08/15/2021 (G)	122,000	130,583
4.50%, 02/11/2043	130,000	129,543
Biogen, Inc.
3.63%, 09/15/2022	457,000	460,601
5.20%, 09/15/2045	322,000	324,913
BlackRock, Inc.
3.38%, 06/01/2022	50,000	51,704
3.50%, 03/18/2024	40,000	41,091
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (C)	33,000	31,113
5.88%, 03/15/2021 (C)	120,000	137,756
Boardwalk Pipelines, LP
4.95%, 12/15/2024	58,000	53,723
Boston Gas Co.
4.49%, 02/15/2042 (C)	24,000	24,572
Boston Properties, LP
3.85%, 02/01/2023	160,000	163,881
4.13%, 05/15/2021	175,000	186,387
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	527,606
3.63%, 09/16/2025	470,000	470,380
Brixmor Operating Partnership, LP
3.88%, 08/15/2022	340,000	343,072
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	78,627

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Buckeye Partners, LP
4.15%, 07/01/2023	$ 111,000	$ 101,918
4.88%, 02/01/2021	220,000	224,701
5.85%, 11/15/2043	100,000	91,503
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	155,315
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	194,986
3.05%, 03/15/2022 - 09/01/2022	216,000	215,440
3.45%, 09/15/2021	40,000	41,254
4.10%, 06/01/2021	140,000	149,833
4.15%, 04/01/2045	290,000	270,190
4.40%, 03/15/2042	50,000	48,471
4.45%, 03/15/2043	50,000	48,462
4.70%, 09/01/2045	110,000	110,666
4.90%, 04/01/2044	320,000	332,001
5.15%, 09/01/2043	231,000	246,868
5.40%, 06/01/2041	60,000	66,162
7.95%, 08/15/2030	200,000	283,066
Cameron International Corp.
4.00%, 12/15/2023	28,000	28,740
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	249,111
3.38%, 02/15/2023	1,145,000	1,113,699
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	91,022
3.20%, 02/05/2025	175,000	167,070
Capital One NA
2.35%, 08/17/2018	955,000	957,660
2.40%, 09/05/2019	300,000	298,033
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	69,071
4.90%, 09/15/2045	60,000	60,947
Cargill, Inc.
3.30%, 03/01/2022 (C)	110,000	111,812
Caterpillar Financial Services Corp. Series MTN
1.25%, 11/06/2017 (G)	43,000	42,958
1.70%, 06/16/2018	150,000	150,581
2.75%, 08/20/2021	60,000	60,674
2.85%, 06/01/2022	77,000	76,713
3.75%, 11/24/2023	121,000	124,271
7.15%, 02/15/2019	100,000	116,745
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,211
2.60%, 06/26/2022	31,000	30,414
4.30%, 05/15/2044 (G)	330,000	320,228
CBS Corp.
3.50%, 01/15/2025	48,000	46,228
3.70%, 08/15/2024	125,000	122,692
4.00%, 01/15/2026	83,000	81,654
4.85%, 07/01/2042	100,000	91,853
4.90%, 08/15/2044	68,000	62,791
CCO Safari II LLC
3.58%, 07/23/2020 (C)	180,000	178,674
4.46%, 07/23/2022 (C)	603,000	603,318
4.91%, 07/23/2025 (C)	385,000	383,153
6.38%, 10/23/2035 (C)	89,000	90,045
6.48%, 10/23/2045 (C)	250,000	252,212
6.83%, 10/23/2055 (C)	120,000	119,647
Celgene Corp.
1.90%, 08/15/2017 (G)	74,000	74,540
2.88%, 08/15/2020	130,000	131,179
3.25%, 08/15/2022	20,000	20,032
3.55%, 08/15/2022	253,000	256,819
3.63%, 05/15/2024	88,000	87,618
3.88%, 08/15/2025	340,000	340,063
5.00%, 08/15/2045	279,000	276,740

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Centel Capital Corp.
9.00%, 10/15/2019	$ 25,000	$ 29,796
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	107,115
6.13%, 11/01/2017	30,000	32,829
CF Industries, Inc.
4.95%, 06/01/2043	50,000	45,917
5.38%, 03/15/2044	70,000	67,963
7.13%, 05/01/2020	200,000	235,104
Chevron Corp.
2.36%, 12/05/2022	50,000	48,352
3.19%, 06/24/2023 (G)	74,000	74,992
Cigna Corp.
4.00%, 02/15/2022	480,000	497,234
Cisco Systems, Inc.
3.00%, 06/15/2022	222,000	226,237
3.50%, 06/15/2025 (G)	617,000	636,708
3.63%, 03/04/2024	215,000	225,390
Citigroup, Inc.
1.55%, 08/14/2017	220,000	220,246
1.70%, 04/27/2018	300,000	298,441
1.80%, 02/05/2018	1,169,000	1,167,866
1.85%, 11/24/2017	112,000	112,262
2.15%, 07/30/2018	82,000	82,407
2.50%, 09/26/2018 - 07/29/2019	545,000	550,081
2.55%, 04/08/2019	100,000	100,912
3.50%, 05/15/2023	100,000	97,350
3.75%, 06/16/2024	97,000	98,660
3.88%, 10/25/2023	575,000	592,921
4.30%, 11/20/2026	685,000	678,350
4.40%, 06/10/2025	408,000	410,340
4.45%, 01/10/2017 - 09/29/2027	705,000	718,387
4.95%, 11/07/2043	115,000	119,300
5.38%, 08/09/2020	13,000	14,510
5.50%, 09/13/2025	115,000	125,084
5.95%, 05/15/2025 (B) (H)	370,000	348,725
6.30%, 05/15/2024 (B) (H)	687,000	660,997
8.50%, 05/22/2019	250,000	301,839
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	56,134
8.88%, 11/15/2018	70,000	83,626
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	224,853
CMS Energy Corp.
8.75%, 06/15/2019	50,000	61,483
CNA Financial Corp.
7.35%, 11/15/2019	200,000	236,831
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (C)	420,000	407,699
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	111,908
Comcast Corp.
3.38%, 08/15/2025	195,000	196,500
4.20%, 08/15/2034	278,000	274,213
4.25%, 01/15/2033	139,000	138,146
4.50%, 01/15/2043	215,000	217,155
4.60%, 08/15/2045	375,000	383,325
4.75%, 03/01/2044	635,000	662,564
6.45%, 03/15/2037	60,000	75,932
6.50%, 11/15/2035	210,000	267,289
7.05%, 03/15/2033	90,000	118,657
Comerica, Inc.
3.80%, 07/22/2026	180,000	179,518
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,019
2.10%, 03/15/2018	21,000	20,925
4.65%, 01/25/2043	78,000	71,016

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips Co.
1.05%, 12/15/2017	$ 70,000	$ 69,440
2.20%, 05/15/2020	82,000	82,004
3.35%, 05/15/2025	150,000	146,170
5.75%, 02/01/2019	90,000	101,110
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	24,360
4.63%, 12/01/2054	280,000	280,986
Constellation Brands, Inc.
4.25%, 05/01/2023	300,000	298,875
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,995
4.35%, 08/31/2064	32,000	30,919
5.65%, 04/15/2020	110,000	126,547
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	38,718	39,396
Costco Wholesale Corp.
2.25%, 02/15/2022	142,000	140,669
Cox Communications, Inc.
3.25%, 12/15/2022 (C)	140,000	133,006
4.80%, 02/01/2035 (C)	250,000	221,577
Crown Castle Towers LLC
3.22%, 05/15/2042 (C)	104,000	101,400
CSX Corp.
3.40%, 08/01/2024 (G)	200,000	202,464
3.95%, 05/01/2050	46,000	39,801
4.10%, 03/15/2044	27,000	24,722
4.25%, 06/01/2021	23,000	24,761
7.90%, 05/01/2017	95,000	104,654
CVS Health Corp.
2.75%, 12/01/2022	705,000	693,415
3.50%, 07/20/2022	67,000	69,199
3.88%, 07/20/2025	235,000	242,240
4.00%, 12/05/2023	201,000	212,952
4.88%, 07/20/2035	305,000	320,028
5.13%, 07/20/2045	260,000	279,488
5.30%, 12/05/2043	47,000	51,857
CVS Pass-Through Trust
4.70%, 01/10/2036 (C)	66,851	71,715
5.93%, 01/10/2034 (C)	50,921	58,446
6.20%, 10/10/2025 (C)	121,328	135,597
Daimler Finance North America LLC
2.25%, 09/03/2019 (C)	150,000	146,906
2.38%, 08/01/2018 (C)	151,000	151,218
2.45%, 05/18/2020 (C)	640,000	625,629
2.63%, 09/15/2016 (C)	150,000	151,691
2.88%, 03/10/2021 (C)	250,000	244,679
Danaher Corp.
2.40%, 09/15/2020	56,000	56,521
3.90%, 06/23/2021	33,000	35,468
DCP Midstream Operating, LP
2.70%, 04/01/2019	205,000	183,491
3.88%, 03/15/2023	8,000	6,682
DDR Corp.
3.50%, 01/15/2021	475,000	483,206
Deere & Co.
2.60%, 06/08/2022	15,000	14,730
3.90%, 06/09/2042	13,000	12,379
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,690
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	29,942	31,588
Devon Energy Corp.
3.25%, 05/15/2022 (G)	514,000	493,575
4.75%, 05/15/2042	24,000	21,217
6.30%, 01/15/2019	40,000	44,780

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Devon Financing Corp. LLC
7.88%, 09/30/2031	$ 180,000	$ 220,239
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	51,766
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	113,000	73,895
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	460,000	462,997
3.95%, 01/15/2025	43,000	42,175
4.45%, 04/01/2024	305,000	312,877
5.15%, 03/15/2042	260,000	244,317
6.38%, 03/01/2041	205,000	219,639
Discover Bank
2.00%, 02/21/2018	500,000	497,045
3.20%, 08/09/2021	850,000	849,534
4.20%, 08/08/2023	350,000	360,374
Discovery Communications LLC
3.30%, 05/15/2022	190,000	185,130
4.38%, 06/15/2021	137,000	142,737
4.88%, 04/01/2043	35,000	30,190
4.95%, 05/15/2042	50,000	44,816
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	101,061
3.60%, 12/15/2024	57,000	56,752
4.60%, 12/15/2044	150,000	142,760
Dominion Resources, Inc.
3.63%, 12/01/2024	310,000	309,881
3.90%, 10/01/2025	285,000	288,207
4.70%, 12/01/2044	390,000	386,346
4.90%, 08/01/2041	11,000	11,244
5.25%, 08/01/2033	90,000	97,004
6.30%, 03/15/2033	50,000	59,903
Dow Chemical Co.
4.13%, 11/15/2021	76,000	79,395
5.25%, 11/15/2041	17,000	16,717
8.55%, 05/15/2019	40,000	48,355
8.85%, 09/15/2021	190,000	241,999
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,758
3.70%, 03/15/2045	123,000	114,629
3.95%, 06/15/2042	20,000	19,519
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,192
3.50%, 06/01/2024	111,000	112,680
3.85%, 12/01/2023	64,000	66,711
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	107,630
4.25%, 12/15/2041	17,000	17,321
6.00%, 12/01/2028	100,000	121,893
Duke Energy Corp.
3.05%, 08/15/2022	360,000	358,052
3.75%, 04/15/2024	320,000	329,450
3.95%, 10/15/2023	300,000	313,183
Duke Energy Florida LLC
5.90%, 03/01/2033	60,000	71,237
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	144,054
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	32,110
3.00%, 09/15/2021	67,000	69,470
3.25%, 08/15/2025	106,000	107,769
4.15%, 12/01/2044	450,000	452,746
4.20%, 08/15/2045	385,000	389,521
4.38%, 03/30/2044	44,000	45,784
5.70%, 04/01/2035	100,000	118,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Realty, LP
3.88%, 02/15/2021	$ 646,000	$ 670,475
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	29,040
4.15%, 02/15/2043 (G)	44,000	41,481
5.60%, 12/15/2036	40,000	45,462
6.00%, 07/15/2018	30,000	33,403
Eaton Corp.
1.50%, 11/02/2017	27,000	26,970
4.00%, 11/02/2032	21,000	20,167
5.80%, 03/15/2037	130,000	148,538
6.95%, 03/20/2019	60,000	69,844
eBay, Inc.
2.60%, 07/15/2022	350,000	323,490
2.88%, 08/01/2021	100,000	97,502
3.45%, 08/01/2024 (G)	200,000	190,174
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,493
2.25%, 01/12/2020	80,000	80,129
5.50%, 12/08/2041	110,000	124,415
Embarq Corp.
7.08%, 06/01/2016	100,000	102,707
EMC Corp.
3.38%, 06/01/2023 (G)	462,000	457,850
Enable Midstream Partners, LP
3.90%, 05/15/2024 (C)	300,000	264,559
Energy Transfer Partners, LP
3.60%, 02/01/2023	166,000	149,443
4.05%, 03/15/2025	635,000	561,171
4.75%, 01/15/2026	268,000	246,583
5.15%, 03/15/2045	306,000	238,705
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	224,741
5.05%, 04/01/2045	58,000	49,141
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	155,323
3.75%, 02/15/2021	130,000	138,131
Entergy Corp.
4.00%, 07/15/2022	285,000	294,315
Enterprise Products Operating LLC
2.55%, 10/15/2019	600,000	598,280
3.35%, 03/15/2023	100,000	96,657
3.75%, 02/15/2025	193,000	183,932
3.90%, 02/15/2024	650,000	638,171
4.05%, 02/15/2022	200,000	203,917
4.85%, 03/15/2044	130,000	115,891
4.90%, 05/15/2046	88,000	79,693
4.95%, 10/15/2054	35,000	30,030
5.10%, 02/15/2045	65,000	59,331
5.20%, 09/01/2020	160,000	175,943
5.25%, 01/31/2020	104,000	114,073
5.75%, 03/01/2035	100,000	101,493
EOG Resources, Inc.
2.63%, 03/15/2023 (G)	47,000	45,640
4.10%, 02/01/2021	80,000	85,600
Equity Commonwealth
6.65%, 01/15/2018	110,000	118,135
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (C)	285,000	287,662
5.25%, 10/01/2020 (C)	8,000	8,933
5.63%, 03/15/2042 (C)	37,000	39,678
6.70%, 06/01/2034 (C)	44,000	52,758
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,247
4.63%, 12/15/2021	31,000	33,787
5.38%, 08/01/2016	100,000	103,607

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Exelon Generation Co. LLC
2.95%, 01/15/2020	$ 210,000	$ 212,783
6.20%, 10/01/2017	100,000	108,460
Express Scripts Holding Co.
2.25%, 06/15/2019	380,000	378,806
2.65%, 02/15/2017	280,000	284,610
3.50%, 06/15/2024 (G)	440,000	433,002
3.90%, 02/15/2022	85,000	87,603
4.75%, 11/15/2021	85,000	91,774
Exxon Mobil Corp.
2.40%, 03/06/2022	260,000	258,901
FedEx Corp.
3.90%, 02/01/2035	73,000	67,113
4.10%, 02/01/2045	150,000	135,873
Fifth Third Bancorp
2.30%, 03/01/2019	80,000	80,328
2.88%, 07/27/2020	125,000	126,030
Fifth Third Bank
2.38%, 04/25/2019	300,000	302,873
FirstEnergy Solutions Corp.
6.80%, 08/15/2039	130,000	129,312
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (C)	500,000	510,771
Five Corners Funding Trust
4.42%, 11/15/2023 (C)	145,000	151,658
Florida Power & Light Co.
4.05%, 10/01/2044	145,000	145,120
5.13%, 06/01/2041	30,000	34,579
5.63%, 04/01/2034	100,000	120,588
Fluor Corp.
3.38%, 09/15/2021	149,000	154,620
Ford Motor Co.
4.75%, 01/15/2043	50,000	46,903
Ford Motor Credit Co. LLC
1.56%, 05/09/2016 (B)	200,000	200,630
1.68%, 09/08/2017	200,000	198,697
2.24%, 06/15/2018	200,000	199,417
2.38%, 01/16/2018 - 03/12/2019	400,000	398,635
2.60%, 11/04/2019	250,000	247,438
2.88%, 10/01/2018	200,000	202,501
3.00%, 06/12/2017	1,150,000	1,168,230
3.66%, 09/08/2024	700,000	679,375
3.98%, 06/15/2016	200,000	203,553
4.13%, 08/04/2025	210,000	209,048
4.25%, 02/03/2017	200,000	206,670
4.38%, 08/06/2023	300,000	311,561
Forest Laboratories LLC
4.88%, 02/15/2021 (C)	205,000	221,408
5.00%, 12/15/2021 (C)	269,000	291,806
Freeport Minerals Corp.
7.13%, 11/01/2027	200,000	164,397
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	76,748
3.55%, 03/01/2022 (G)	170,000	127,500
3.88%, 03/15/2023	250,000	185,937
4.55%, 11/14/2024 (G)	358,000	266,710
5.40%, 11/14/2034	128,000	89,560
5.45%, 03/15/2043	548,000	380,860
Gap, Inc.
5.95%, 04/12/2021	63,000	68,196
General Electric Capital Corp.
2.10%, 12/11/2019	86,000	85,867
6.25%, 12/15/2022 (B) (H)	200,000	217,000
Series MTN
1.50%, 07/12/2016	200,000	201,436
2.20%, 01/09/2020	172,000	174,390
2.30%, 04/27/2017	187,000	190,826
3.10%, 01/09/2023	685,000	700,391

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Capital Corp. (continued)
3.15%, 09/07/2022	$ 250,000	$ 257,582
4.38%, 09/16/2020	360,000	397,172
4.63%, 01/07/2021	250,000	278,996
4.65%, 10/17/2021	150,000	168,718
5.50%, 01/08/2020	60,000	68,663
5.63%, 09/15/2017 - 05/01/2018	240,000	263,911
6.00%, 08/07/2019	350,000	404,794
6.75%, 03/15/2032	250,000	338,542
General Electric Co.
2.70%, 10/09/2022	64,000	64,162
3.38%, 03/11/2024	262,000	271,352
4.13%, 10/09/2042	305,000	300,893
4.50%, 03/11/2044	1,010,000	1,046,660
General Motors Co.
5.20%, 04/01/2045	115,000	107,921
6.25%, 10/02/2043	40,000	42,547
General Motors Financial Co., Inc.
2.63%, 07/10/2017	500,000	501,159
2.75%, 05/15/2016	60,000	60,368
3.20%, 07/13/2020	295,000	291,027
3.25%, 05/15/2018	20,000	20,232
3.45%, 04/10/2022	550,000	529,037
4.00%, 01/15/2025	120,000	113,640
Gilead Sciences, Inc.
3.25%, 09/01/2022	460,000	463,607
3.65%, 03/01/2026	305,000	306,420
3.70%, 04/01/2024	460,000	470,702
4.40%, 12/01/2021	120,000	130,037
4.50%, 02/01/2045	310,000	297,924
4.60%, 09/01/2035	102,000	102,088
4.75%, 03/01/2046	200,000	200,922
4.80%, 04/01/2044	45,000	45,262
Glencore Funding LLC
4.00%, 04/16/2025 (C) (G)	235,000	181,537
4.63%, 04/29/2024 (C)	230,000	172,500
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	572,379
2.55%, 10/23/2019	310,000	312,010
2.60%, 04/23/2020	186,000	186,506
2.63%, 01/31/2019	569,000	576,045
2.75%, 09/15/2020	316,000	317,610
2.90%, 07/19/2018	127,000	130,296
3.50%, 01/23/2025	1,267,000	1,246,928
3.63%, 01/22/2023	810,000	820,558
3.75%, 05/22/2025	202,000	202,419
4.00%, 03/03/2024	120,000	123,511
5.15%, 05/22/2045	333,000	326,858
5.25%, 07/27/2021	86,000	95,911
5.38%, 05/10/2020 (B) (H)	540,000	527,512
5.70%, 05/10/2019 (B) (H)	410,000	408,462
5.75%, 01/24/2022	160,000	183,630
5.95%, 01/18/2018	195,000	213,039
6.15%, 04/01/2018	405,000	446,046
Series MTN
1.60%, 11/23/2015	80,000	80,110
3.85%, 07/08/2024	391,000	398,582
4.80%, 07/08/2044	100,000	101,371
5.38%, 03/15/2020	200,000	223,097
6.00%, 06/15/2020	220,000	252,834
7.50%, 02/15/2019	435,000	508,429
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	81,169
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (C)	39,000	38,888
3.48%, 06/15/2050 (C)	36,000	36,009
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	250,000	235,375

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Halliburton Co.
3.50%, 08/01/2023	$ 107,000	$ 107,257
7.60%, 08/15/2096 (C)	40,000	52,324
8.75%, 02/15/2021	100,000	126,517
Harris Corp.
2.70%, 04/27/2020	80,000	79,158
3.83%, 04/27/2025	95,000	93,009
5.05%, 04/27/2045	190,000	183,386
HCP, Inc.
2.63%, 02/01/2020	251,000	250,134
3.15%, 08/01/2022	55,000	53,531
3.40%, 02/01/2025	38,000	35,591
3.75%, 02/01/2019	200,000	208,826
4.00%, 06/01/2025	215,000	210,644
4.20%, 03/01/2024	127,000	126,879
4.25%, 11/15/2023	46,000	46,297
5.38%, 02/01/2021	200,000	221,520
Hess Corp.
7.88%, 10/01/2029	100,000	118,056
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	155,085
4.30%, 06/01/2021	32,000	33,452
4.38%, 09/15/2021	60,000	62,706
4.65%, 12/09/2021	87,000	92,261
Historic TW, Inc.
6.63%, 05/15/2029	190,000	232,269
Home Depot, Inc.
2.63%, 06/01/2022	150,000	149,935
3.35%, 09/15/2025	135,000	137,479
3.75%, 02/15/2024	325,000	344,881
4.25%, 04/01/2046	353,000	355,539
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,432
2.35%, 03/05/2020	948,000	934,974
2.38%, 11/13/2019	1,655,000	1,651,447
2.75%, 08/07/2020	1,200,000	1,204,349
Huntington National Bank
2.00%, 06/30/2018	250,000	250,639
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,289
3.90%, 09/01/2042	192,000	184,539
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	120,132
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,187
Intel Corp.
3.30%, 10/01/2021	30,000	31,512
3.70%, 07/29/2025	104,000	106,700
4.00%, 12/15/2032	181,000	176,010
4.80%, 10/01/2041	33,000	34,130
4.90%, 07/29/2045	325,000	336,430
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	149,960
4.00%, 10/15/2023	115,000	119,752
International Business Machines Corp.
1.25%, 02/08/2018	100,000	100,067
1.63%, 05/15/2020 (G)	279,000	275,389
1.95%, 07/22/2016	100,000	101,149
3.38%, 08/01/2023	745,000	758,766
3.63%, 02/12/2024 (G)	110,000	113,350
7.00%, 10/30/2025	50,000	64,147
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	612,465
Intuit, Inc.
5.75%, 03/15/2017	120,000	126,961
ITC Holdings Corp.
3.65%, 06/15/2024	205,000	205,631
6.05%, 01/31/2018 (C)	146,000	160,146

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Jackson National Life Global Funding
4.70%, 06/01/2018 (C)	$ 100,000	$ 107,965
JB Hunt Transport Services, Inc.
3.30%, 08/15/2022	535,000	539,351
Jefferies Group LLC
6.88%, 04/15/2021	245,000	275,344
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (C)	320,000	321,174
JM Smucker Co.
3.50%, 03/15/2025 (C)	310,000	308,072
John Deere Capital Corp.
1.05%, 10/11/2016	108,000	108,363
1.20%, 10/10/2017	41,000	41,006
1.70%, 01/15/2020	30,000	29,606
2.25%, 04/17/2019	33,000	33,538
Series MTN
1.35%, 01/16/2018	63,000	62,989
1.60%, 07/13/2018	71,000	71,098
2.38%, 07/14/2020	215,000	217,118
2.45%, 09/11/2020	130,000	131,065
2.75%, 03/15/2022	25,000	24,995
2.80%, 03/04/2021	160,000	162,416
3.15%, 10/15/2021	20,000	20,575
3.35%, 06/12/2024	112,000	113,173
3.40%, 09/11/2025	54,000	54,390
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	74,317	81,806
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	22,371
3.75%, 12/01/2021	36,000	36,895
4.25%, 03/01/2021	40,000	42,286
4.95%, 07/02/2064	97,000	86,028
5.00%, 03/30/2020	60,000	65,795
5.25%, 12/01/2041	75,000	75,713
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	46,669
5.30%, 10/01/2041	60,000	65,445
Kansas Gas & Electric Co.
4.30%, 07/15/2044 (C)	135,000	138,028
Kentucky Utilities Co.
4.38%, 10/01/2045	115,000	118,555
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	223,543
KeyCorp Series MTN
2.90%, 09/15/2020	84,000	84,628
5.10%, 03/24/2021	141,000	156,013
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	111,482
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	538,649
3.20%, 05/01/2021	175,000	177,155
Kinder Morgan Energy Partners, LP
3.50%, 09/01/2023	100,000	88,473
5.00%, 08/15/2042 - 03/01/2043	290,000	227,033
5.50%, 03/01/2044	475,000	398,675
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (C)	675,000	714,326
Kinder Morgan, Inc.
5.55%, 06/01/2045	122,000	101,337
Kohl’s Corp.
5.55%, 07/17/2045 (G)	300,000	293,891
Kraft Foods Group, Inc.
3.50%, 06/06/2022	101,000	103,045
5.00%, 06/04/2042	145,000	148,723

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kraft Foods Group, Inc. (continued)
6.13%, 08/23/2018	$ 65,000	$ 72,508
6.50%, 02/09/2040	100,000	119,882
6.88%, 01/26/2039	49,000	60,912
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (C)	350,000	352,293
3.95%, 07/15/2025 (C)	243,000	248,633
5.00%, 07/15/2035 (C)	115,000	120,128
5.20%, 07/15/2045 (C)	449,000	475,513
Kroger Co.
2.20%, 01/15/2017	15,000	15,185
3.40%, 04/15/2022	95,000	96,841
3.85%, 08/01/2023	190,000	196,214
4.00%, 02/01/2024	90,000	93,957
6.15%, 01/15/2020	705,000	808,006
7.50%, 04/01/2031	180,000	232,029
8.00%, 09/15/2029	125,000	171,700
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	137,358
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	115,334
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (C)	100,000	109,610
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (C)	220,000	269,724
Liberty Property, LP
3.38%, 06/15/2023	40,000	38,915
4.40%, 02/15/2024	95,000	98,735
Lincoln National Corp.
4.20%, 03/15/2022	129,000	134,004
4.85%, 06/24/2021	7,000	7,696
8.75%, 07/01/2019	70,000	85,500
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,186
2.90%, 03/01/2025	135,000	130,791
3.80%, 03/01/2045	180,000	164,153
4.07%, 12/15/2042	108,000	102,206
4.85%, 09/15/2041	12,000	12,540
Louisville Gas & Electric Co.
4.38%, 10/01/2045	60,000	62,039
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	50,064
3.38%, 09/15/2025	179,000	180,852
4.38%, 09/15/2045	165,000	166,906
4.65%, 04/15/2042	43,000	45,137
5.13%, 11/15/2041	13,000	14,438
5.50%, 10/15/2035	110,000	126,909
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	51,733
3.88%, 01/15/2022	350,000	356,392
4.30%, 02/15/2043	205,000	173,447
4.50%, 12/15/2034	53,000	48,544
5.13%, 01/15/2042	8,000	7,478
6.38%, 03/15/2037	50,000	55,369
6.70%, 07/15/2034	50,000	57,661
7.45%, 07/15/2017	40,000	43,925
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	54,804
4.25%, 02/01/2021	234,000	243,254
5.15%, 10/15/2043	212,000	201,103
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	276,456
Marathon Oil Corp.
2.80%, 11/01/2022	100,000	89,498
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	92,775
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	192,374
3.50%, 03/10/2025	93,000	92,923

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (C)	$ 33,000	$ 36,151
7.63%, 11/15/2023 (C)	250,000	313,075
MassMutual Global Funding II
2.00%, 04/05/2017 (C)	160,000	162,067
2.10%, 08/02/2018 (C)	112,000	113,544
2.50%, 10/17/2022 (C) (G)	100,000	97,330
McKesson Corp.
0.95%, 12/04/2015	16,000	16,006
2.70%, 12/15/2022 (G)	201,000	194,827
2.85%, 03/15/2023	115,000	111,482
3.80%, 03/15/2024	500,000	512,738
4.88%, 03/15/2044	40,000	40,692
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	94,507
7.13%, 03/15/2018	60,000	67,323
Medtronic, Inc.
3.15%, 03/15/2022	790,000	801,288
4.38%, 03/15/2035	169,000	170,841
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	84,768
2.40%, 09/15/2022	41,000	39,987
2.75%, 02/10/2025	150,000	146,001
3.70%, 02/10/2045	305,000	279,836
MetLife, Inc.
3.00%, 03/01/2025	290,000	280,980
4.05%, 03/01/2045	55,000	51,410
4.13%, 08/13/2042	440,000	417,827
4.72%, 12/15/2044	65,000	67,206
4.75%, 02/08/2021	350,000	388,666
5.25%, 06/15/2020 (B) (H)	620,000	613,800
6.40%, 12/15/2066	60,000	65,400
6.75%, 06/01/2016	40,000	41,580
Metropolitan Edison Co.
4.00%, 04/15/2025 (C)	85,000	86,609
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	100,000	99,839
2.00%, 04/14/2020 (C)	180,000	178,945
3.00%, 01/10/2023 (C)	150,000	149,367
3.65%, 06/14/2018 (C)	120,000	126,240
3.88%, 04/11/2022 (C)	300,000	313,073
Microsoft Corp.
0.88%, 11/15/2017	22,000	22,023
2.38%, 02/12/2022 - 05/01/2023	482,000	475,175
3.50%, 02/12/2035 - 11/15/2042	218,000	197,373
3.63%, 12/15/2023	107,000	113,513
3.75%, 02/12/2045	580,000	535,910
4.00%, 02/12/2055	71,000	64,321
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	75,510
Mississippi Power Co.
4.25%, 03/15/2042	118,000	102,314
Mondelez International, Inc.
4.00%, 02/01/2024	350,000	362,693
Monsanto Co.
4.70%, 07/15/2064	18,000	15,490
Morgan Stanley
1.88%, 01/05/2018	99,000	99,256
2.50%, 01/24/2019	244,000	247,330
2.65%, 01/27/2020	200,000	200,945
2.80%, 06/16/2020	284,000	285,607
3.75%, 02/25/2023	414,000	424,033
3.88%, 04/29/2024	435,000	444,314
3.95%, 04/23/2027	276,000	265,810
4.30%, 01/27/2045	399,000	379,201
5.00%, 11/24/2025	218,000	231,783

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
5.45%, 07/15/2019 (B) (H)	$ 535,000	$ 526,713
5.55%, 07/15/2020 (B) (H)	365,000	359,525
Series MTN
2.38%, 07/23/2019	855,000	855,090
3.70%, 10/23/2024	312,000	313,488
4.00%, 07/23/2025	531,000	542,678
4.35%, 09/08/2026	300,000	301,544
5.50%, 07/28/2021	120,000	135,614
5.55%, 04/27/2017	220,000	233,461
5.63%, 09/23/2019	470,000	525,063
5.75%, 10/18/2016	100,000	104,653
6.63%, 04/01/2018	100,000	111,353
7.30%, 05/13/2019	470,000	548,787
Mosaic Co.
3.75%, 11/15/2021	136,000	139,166
4.25%, 11/15/2023	71,000	71,996
4.88%, 11/15/2041	13,000	12,342
5.45%, 11/15/2033	255,000	268,661
5.63%, 11/15/2043	140,000	147,497
MPLX, LP
4.00%, 02/15/2025	70,000	64,208
MUFG Americas Holdings Corp.
2.25%, 02/10/2020 (G)	11,000	10,963
3.00%, 02/10/2025	105,000	100,362
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	279,588
Mylan, Inc.
2.60%, 06/24/2018	155,000	154,729
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	154,312
5.00%, 09/15/2020 (G)	110,000	106,827
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,781
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	235,000	227,762
National Semiconductor Corp.
6.60%, 06/15/2017	60,000	65,382
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (C)	250,000	328,259
9.38%, 08/15/2039 (C)	80,000	121,171
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	241,026
4.45%, 01/15/2043	95,000	94,607
Nevada Power Co.
5.45%, 05/15/2041	40,000	46,219
6.50%, 08/01/2018	25,000	28,204
6.65%, 04/01/2036	100,000	127,396
7.13%, 03/15/2019	50,000	58,176
New York Life Global Funding
0.80%, 02/12/2016 (C)	150,000	150,168
1.13%, 03/01/2017 (C)	186,000	186,107
1.65%, 05/15/2017 (C)	100,000	100,713
2.15%, 06/18/2019 (C)	255,000	257,184
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,687
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (C)	141,000	143,177
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	51,872
4.80%, 02/15/2044	280,000	289,618
5.65%, 02/01/2045	114,000	129,635
5.80%, 02/01/2042	202,000	234,259
6.80%, 01/15/2019	80,000	91,557
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (C)	214,000	214,657

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Noble Energy, Inc.
4.15%, 12/15/2021	$ 90,000	$ 90,566
5.05%, 11/15/2044	57,000	49,361
5.25%, 11/15/2043	490,000	435,369
5.63%, 05/01/2021	170,000	171,020
5.88%, 06/01/2022	130,000	129,755
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	22,429
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,198
3.85%, 01/15/2024	125,000	128,194
3.95%, 10/01/2042	25,000	22,388
6.00%, 05/23/2111	96,000	107,314
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	39,877
3.85%, 04/15/2045	260,000	233,993
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	106,035
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	170,307	189,892
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	78,974
3.40%, 05/06/2024	165,000	170,784
Nucor Corp.
4.00%, 08/01/2023	70,000	71,332
5.20%, 08/01/2043	122,000	125,014
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,148
2.70%, 02/15/2023 (G)	88,000	85,001
3.50%, 06/15/2025	68,000	67,809
4.63%, 06/15/2045	26,000	26,177
Oglethorpe Power Corp.
4.55%, 06/01/2044	130,000	128,309
Ohio Power Co.
6.60%, 03/01/2033	65,000	81,783
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044 (G)	135,000	140,389
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	164,554
2.95%, 04/01/2025 (C)	45,000	43,261
6.80%, 09/01/2018	50,000	56,757
7.00%, 09/01/2022	50,000	61,656
ONEOK Partners, LP
3.25%, 02/01/2016	300,000	301,338
3.80%, 03/15/2020	200,000	201,594
4.90%, 03/15/2025	1,080,000	1,005,556
6.65%, 10/01/2036	220,000	219,437
Oracle Corp.
2.38%, 01/15/2019	91,000	92,755
2.50%, 05/15/2022 - 10/15/2022	780,000	765,000
2.80%, 07/08/2021	141,000	142,962
2.95%, 05/15/2025	400,000	389,968
3.63%, 07/15/2023	178,000	185,248
4.30%, 07/08/2034	293,000	293,762
4.50%, 07/08/2044	470,000	475,015
6.13%, 07/08/2039	65,000	79,009
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017	39,000	39,359
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	43,558
3.25%, 09/15/2021	11,000	11,370
3.40%, 08/15/2024	410,000	411,191
3.50%, 06/15/2025	224,000	226,897
4.30%, 03/15/2045	355,000	352,057
4.45%, 04/15/2042	17,000	17,153
4.50%, 12/15/2041	48,000	48,822
4.75%, 02/15/2044	115,000	121,073

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
6.05%, 03/01/2034	$ 100,000	$ 120,746
8.25%, 10/15/2018	45,000	53,350
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	175,000	260,867
PacifiCorp
2.95%, 02/01/2022	555,000	556,799
5.50%, 01/15/2019	50,000	55,960
6.25%, 10/15/2037	20,000	25,477
Parker-Hannifin Corp. Series MTN
3.30%, 11/21/2024	37,000	37,773
4.45%, 11/21/2044	37,000	38,444
PECO Energy Co.
2.38%, 09/15/2022	100,000	96,397
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	43,310
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (C)	26,000	25,875
3.38%, 02/01/2022 (C)	184,000	179,831
4.25%, 01/17/2023 (C)	150,000	152,955
4.88%, 07/11/2022 (C)	100,000	106,265
PepsiCo, Inc.
0.54%, 02/26/2016 (B)	91,000	91,034
1.25%, 08/13/2017	86,000	86,583
3.00%, 08/25/2021	17,000	17,593
3.10%, 07/17/2022	96,000	98,322
3.50%, 07/17/2025	100,000	102,606
4.60%, 07/17/2045	406,000	424,282
Pfizer, Inc.
3.00%, 06/15/2023	190,000	190,199
Philip Morris International, Inc.
1.25%, 08/11/2017	470,000	471,252
3.38%, 08/11/2025	280,000	281,054
4.13%, 03/04/2043	160,000	151,417
5.65%, 05/16/2018	155,000	171,188
Phillips 66
2.95%, 05/01/2017	21,000	21,484
4.30%, 04/01/2022	16,000	16,765
4.88%, 11/15/2044	375,000	358,853
Phillips 66 Partners, LP
3.61%, 02/15/2025	270,000	247,625
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	53,000	52,361
3.60%, 11/01/2024	175,000	163,791
3.65%, 06/01/2022	215,000	210,317
4.65%, 10/15/2025	400,000	401,484
4.90%, 02/15/2045	121,000	108,064
5.75%, 01/15/2020	700,000	769,323
PNC Bank NA
6.88%, 04/01/2018	250,000	278,955
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (B) (H)	345,000	323,006
PNC Funding Corp.
2.70%, 09/19/2016	48,000	48,684
5.13%, 02/08/2020	100,000	112,158
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,550
6.65%, 03/15/2018	16,000	17,854
PPL Capital Funding, Inc.
3.50%, 12/01/2022	585,000	591,791
4.20%, 06/15/2022	50,000	52,560
4.70%, 06/01/2043	100,000	99,577
6.70%, 03/30/2067 (B)	475,000	404,937
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	41,738

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Praxair, Inc.
2.65%, 02/05/2025	$ 65,000	$ 62,865
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	160,205
4.20%, 06/15/2035	160,000	160,597
Pricoa Global Funding I
1.60%, 05/29/2018 (C)	422,000	421,292
2.20%, 05/16/2019 (C) (G)	150,000	151,065
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	183,070
Principal Life Global Funding II
1.00%, 12/11/2015 (C)	58,000	58,044
2.25%, 10/15/2018 (C)	127,000	129,000
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	412,211
3.55%, 01/15/2024	1,505,000	1,619,996
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,957
Prologis, LP
4.25%, 08/15/2023	125,000	129,482
6.88%, 03/15/2020	55,000	63,941
Prudential Financial, Inc.
5.20%, 03/15/2044 (B)	245,000	240,636
Series MTN
2.35%, 08/15/2019	200,000	201,098
3.50%, 05/15/2024	110,000	110,595
5.10%, 08/15/2043	340,000	360,534
5.38%, 06/21/2020	385,000	433,867
Prudential Insurance Co. of America
8.30%, 07/01/2025 (C)	300,000	399,956
PSEG Power LLC
4.15%, 09/15/2021	23,000	24,092
4.30%, 11/15/2023 (G)	39,000	39,962
5.13%, 04/15/2020	90,000	99,453
5.32%, 09/15/2016	50,000	51,867
5.50%, 12/01/2015	170,000	171,255
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,408
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	123,393
6.63%, 11/15/2037	80,000	104,069
Public Service Electric & Gas Co. Series MTN
3.65%, 09/01/2042	49,000	45,528
Puget Sound Energy, Inc.
4.30%, 05/20/2045	175,000	178,952
6.97%, 06/01/2067 (B)	405,000	346,125
Qualcomm, Inc.
4.80%, 05/20/2045	619,000	541,307
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	173,760
Qwest Corp.
6.75%, 12/01/2021	67,000	70,894
Raytheon Co.
3.15%, 12/15/2024	56,000	56,604
Realty Income Corp.
3.25%, 10/15/2022	260,000	253,922
4.13%, 10/15/2026	195,000	198,675
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (C)	540,000	537,810
Republic Services, Inc.
3.55%, 06/01/2022	54,000	55,362
5.25%, 11/15/2021	80,000	89,758
5.50%, 09/15/2019	100,000	111,699
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	151,614
4.00%, 06/12/2022	155,000	161,962

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Reynolds American, Inc. (continued)
4.45%, 06/12/2025	$ 180,000	$ 188,344
5.70%, 08/15/2035	110,000	119,534
5.85%, 08/15/2045	510,000	567,411
Roche Holdings, Inc.
3.35%, 09/30/2024 (C)	200,000	204,548
Ryder System, Inc. Series MTN
2.50%, 03/01/2017	23,000	23,303
2.88%, 09/01/2020	144,000	144,793
3.50%, 06/01/2017	121,000	124,842
SABMiller Holdings, Inc.
2.45%, 01/15/2017 (C)	290,000	293,896
3.75%, 01/15/2022 (C)	400,000	410,168
Samsung Electronics America, Inc.
1.75%, 04/10/2017 (C)	450,000	450,360
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,034
6.00%, 06/01/2026	75,000	93,331
Sempra Energy
2.40%, 03/15/2020	250,000	249,744
2.88%, 10/01/2022	280,000	274,585
3.55%, 06/15/2024	118,000	118,759
4.05%, 12/01/2023	96,000	100,099
9.80%, 02/15/2019	140,000	173,258
SES Global Americas Holdings GP
2.50%, 03/25/2019 (C)	55,000	55,008
Simon Property Group, LP
2.15%, 09/15/2017	158,000	160,252
3.50%, 09/01/2025	300,000	300,416
3.75%, 02/01/2024	250,000	257,279
4.13%, 12/01/2021	27,000	28,888
4.38%, 03/01/2021	60,000	65,149
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	24,717
Southern California Edison Co.
1.85%, 02/01/2022	71,500	71,306
2.40%, 02/01/2022	260,000	257,270
3.60%, 02/01/2045	205,000	188,419
3.88%, 06/01/2021	18,000	19,372
3.90%, 12/01/2041	50,000	48,483
4.05%, 03/15/2042	75,000	74,038
Southern Co.
1.95%, 09/01/2016	23,000	23,176
2.15%, 09/01/2019	100,000	98,867
Southern Power Co.
5.15%, 09/15/2041	165,000	164,231
5.25%, 07/15/2043	75,000	77,225
Southwestern Electric Power Co.
3.90%, 04/01/2045	335,000	297,134
6.45%, 01/15/2019	50,000	56,874
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	115,831
8.75%, 12/01/2018	80,000	96,254
Spectra Energy Capital LLC
3.30%, 03/15/2023	189,000	169,738
5.65%, 03/01/2020	190,000	205,684
7.50%, 09/15/2038	90,000	98,890
8.00%, 10/01/2019	100,000	116,843
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	71,988
3.50%, 03/15/2025	125,000	116,706
Starbucks Corp.
4.30%, 06/15/2045	105,000	107,601
State Street Corp.
2.55%, 08/18/2020	78,000	79,031
3.10%, 05/15/2023	72,000	70,908
3.55%, 08/18/2025	253,000	258,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
State Street Corp. (continued)
3.70%, 11/20/2023	$ 231,000	$ 241,386
5.25%, 09/15/2020 (B) (G) (H)	490,000	490,000
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	32,745
4.95%, 01/15/2043	309,000	238,089
5.30%, 04/01/2044	185,000	149,631
5.35%, 05/15/2045	493,000	400,643
SunTrust Bank
7.25%, 03/15/2018	100,000	112,117
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,435
3.50%, 01/20/2017	130,000	133,191
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (C)	125,000	119,326
Synchrony Financial
2.70%, 02/03/2020	370,000	365,813
3.75%, 08/15/2021	315,000	318,221
4.25%, 08/15/2024	115,000	114,572
Sysco Corp.
3.75%, 10/01/2025	78,000	78,821
Target Corp.
3.50%, 07/01/2024 (G)	497,000	518,846
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	112,788
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	125,000	123,406
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (C)	129,000	119,377
Texas Gas Transmission LLC
4.50%, 02/01/2021 (C)	155,000	154,702
Texas Health Resources
4.33%, 11/15/2055	250,000	245,181
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,847
Textron, Inc.
3.88%, 03/01/2025	130,000	130,353
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	105,944
3.30%, 02/15/2022	465,000	466,301
4.15%, 02/01/2024	247,000	255,836
Time Warner Cable, Inc.
4.13%, 02/15/2021	350,000	359,737
5.00%, 02/01/2020	5,000	5,365
5.50%, 09/01/2041	339,000	303,612
6.55%, 05/01/2037	100,000	98,258
8.75%, 02/14/2019	105,000	123,308
Time Warner Cos., Inc.
7.57%, 02/01/2024	55,000	67,886
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	30,000	34,796
Time Warner, Inc.
3.55%, 06/01/2024	330,000	326,992
3.60%, 07/15/2025	552,000	540,518
4.00%, 01/15/2022	400,000	416,775
4.75%, 03/29/2021	910,000	989,495
4.90%, 06/15/2042	175,000	174,657
5.35%, 12/15/2043	30,000	31,563
5.38%, 10/15/2041	17,000	17,839
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	129,000	129,150
2.00%, 09/15/2016	90,000	91,053
2.05%, 01/12/2017	100,000	101,483
2.10%, 01/17/2019	174,000	175,987
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (C)	170,000	170,771

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/2044	$ 180,000	$ 184,517
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	346,327
UDR, Inc.
3.70%, 10/01/2020	155,000	162,099
Series MTN
4.00%, 10/01/2025 (G)	140,000	142,150
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,942
7.75%, 10/01/2096	40,000	49,284
Union Pacific Corp.
2.95%, 01/15/2023	21,000	21,016
3.75%, 03/15/2024	100,000	105,550
4.15%, 01/15/2045	50,000	49,665
4.16%, 07/15/2022	87,000	93,562
4.30%, 06/15/2042	24,000	24,259
United Airlines Pass-Through Trust
4.30%, 02/15/2027	63,783	66,213
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,465
United Technologies Corp.
4.15%, 05/15/2045	413,000	400,734
4.50%, 06/01/2042	336,000	342,146
UnitedHealth Group, Inc.
1.90%, 07/16/2018	73,000	73,757
2.70%, 07/15/2020	135,000	138,136
2.75%, 02/15/2023	38,000	37,445
2.88%, 03/15/2023	150,000	149,443
3.35%, 07/15/2022	73,000	75,343
3.38%, 11/15/2021	37,000	38,839
3.75%, 07/15/2025	230,000	237,737
3.95%, 10/15/2042	180,000	169,590
4.63%, 07/15/2035	238,000	251,123
4.75%, 07/15/2045	60,000	63,337
6.63%, 11/15/2037	100,000	128,591
US Bancorp Series MTN
2.20%, 04/25/2019	200,000	203,216
3.00%, 03/15/2022	33,000	33,781
4.13%, 05/24/2021	37,000	40,184
US Bank NA
1.35%, 01/26/2018	300,000	300,117
2.13%, 10/28/2019	250,000	251,854
Ventas Realty, LP
3.50%, 02/01/2025	45,000	43,489
3.75%, 05/01/2024	88,000	87,504
4.13%, 01/15/2026	68,000	68,544
4.38%, 02/01/2045	30,000	27,432
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	307,900
Verizon Communications, Inc.
1.35%, 06/09/2017	156,000	155,781
2.45%, 11/01/2022	340,000	321,076
2.63%, 02/21/2020	41,000	41,122
3.00%, 11/01/2021	402,000	400,896
3.50%, 11/01/2024	1,365,000	1,342,082
3.85%, 11/01/2042	399,000	330,836
4.27%, 01/15/2036	127,000	115,175
4.40%, 11/01/2034	193,000	179,578
4.50%, 09/15/2020	384,000	415,981
4.52%, 09/15/2048	324,000	284,727
4.67%, 03/15/2055	413,000	355,634
4.86%, 08/21/2046	1,765,000	1,655,063
5.05%, 03/15/2034	192,000	191,556
5.15%, 09/15/2023	419,000	462,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Verizon Communications, Inc. (continued)
6.40%, 09/15/2033	$ 107,000	$ 122,579
6.55%, 09/15/2043	37,000	43,713
Verizon New England, Inc.
7.88%, 11/15/2029	88,000	112,503
Verizon Pennsylvania LLC
8.75%, 08/15/2031	225,000	287,201
Viacom, Inc.
3.13%, 06/15/2022	50,000	46,592
3.25%, 03/15/2023 (G)	44,000	40,244
3.88%, 12/15/2021 - 04/01/2024	155,000	147,151
4.38%, 03/15/2043	524,000	386,536
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	99,101
2.95%, 01/15/2022	8,000	8,071
3.45%, 02/15/2024	21,000	21,445
4.45%, 02/15/2044	21,000	21,992
8.88%, 11/15/2038	70,000	112,342
Voya Financial, Inc.
2.90%, 02/15/2018	210,000	214,426
Wachovia Corp. Series MTN
5.75%, 02/01/2018	544,000	595,272
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	118,923
4.00%, 04/11/2043	435,000	422,786
4.30%, 04/22/2044	270,000	276,013
Walgreen Co.
3.10%, 09/15/2022	94,000	92,575
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	305,000	309,021
3.80%, 11/18/2024	970,000	964,813
4.50%, 11/18/2034	195,000	184,854
Walt Disney Co. Series MTN
0.45%, 12/01/2015	42,000	42,003
3.15%, 09/17/2025	200,000	202,598
Waste Management, Inc.
3.13%, 03/01/2025	69,000	67,549
3.90%, 03/01/2035	26,000	24,498
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,255
Weingarten Realty Investors
3.85%, 06/01/2025	160,000	158,665
4.45%, 01/15/2024	80,000	83,065
Wells Fargo & Co.
2.13%, 04/22/2019	115,000	115,822
2.15%, 01/15/2019	71,000	71,559
5.38%, 11/02/2043	315,000	346,918
5.63%, 12/11/2017	50,000	54,372
5.88%, 06/15/2025 (B) (H)	188,000	192,465
Series MTN
2.15%, 01/30/2020	560,000	558,626
2.60%, 07/22/2020	87,000	87,878
3.00%, 01/22/2021 - 02/19/2025	1,055,000	1,040,119
3.30%, 09/09/2024	300,000	297,723
3.55%, 09/29/2025	595,000	595,224
4.30%, 07/22/2027	518,000	527,915
4.60%, 04/01/2021	740,000	812,077
4.65%, 11/04/2044	483,000	475,703
Wells Fargo Bank NA Series MTN
5.60%, 03/15/2016	300,000	306,570
Welltower, Inc.
3.75%, 03/15/2023	120,000	119,641
4.00%, 06/01/2025	419,000	418,876
4.50%, 01/15/2024	172,000	179,891

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Western Gas Partners, LP
3.95%, 06/01/2025	$ 210,000	$ 196,692
4.00%, 07/01/2022	105,000	101,618
Williams Partners, LP
3.60%, 03/15/2022	155,000	143,102
4.00%, 09/15/2025	245,000	212,199
4.90%, 01/15/2045	80,000	59,571
5.10%, 09/15/2045	150,000	114,738
5.40%, 03/04/2044	250,000	199,589
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,047
3.10%, 06/01/2025	110,000	110,611
3.65%, 12/15/2042	40,000	36,682
4.25%, 12/15/2019	140,000	153,517
WW Grainger, Inc.
4.60%, 06/15/2045	196,000	206,453
Xcel Energy, Inc.
3.30%, 06/01/2025	235,000	232,954
4.70%, 05/15/2020	325,000	353,145
4.80%, 09/15/2041	3,000	3,100
6.50%, 07/01/2036	130,000	161,895
Xerox Corp.
2.75%, 09/01/2020	241,000	233,126
2.95%, 03/15/2017	16,000	16,273
4.50%, 05/15/2021	24,000	24,939
5.63%, 12/15/2019	70,000	77,492
Zoetis, Inc.
1.88%, 02/01/2018	41,000	40,874
4.70%, 02/01/2043	17,000	15,232

		238,633,806

Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,744
3.00%, 05/09/2023	200,000	187,328
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (C)	200,000	208,103
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (C)	200,000	198,903

		794,078

Total Corporate Debt Securities (Cost $303,602,223)		300,191,300

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Brazil - 0.0% (A)
Brazilian Government International Bond
5.00%, 01/27/2045	200,000	149,500

Canada - 0.0% (A)
Province of Ontario, Canada
1.65%, 09/27/2019	87,000	86,934

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	220,000	213,950
5.00%, 06/15/2045	200,000	171,500

		385,450

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,603,146
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	757,820
Series 2008-Z

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
Israel Government AID Bond (continued)
Zero Coupon, 08/15/2024 - 02/15/2025	$ 2,000,000	$ 1,560,950
Series 2009-Z
Zero Coupon, 11/15/2024	1,000,000	782,100
Israel Government AID Bond, Principal Only STRIPS
Series 2
11/01/2024	300,000	232,429

		4,936,445

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	230,181
5.55%, 01/21/2045	119,000	121,826
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	65,450
Series MTN
3.50%, 01/21/2021 (G)	465,000	473,138
4.75%, 03/08/2044	212,000	193,450

		1,084,045

Peru - 0.0% (A)
Peruvian Government International Bond
5.63%, 11/18/2050	35,000	36,137

Poland - 0.0% (A)
Poland Government International Bond
4.00%, 01/22/2024	167,000	176,602

South Africa - 0.0% (A)
South Africa Government International Bond
5.38%, 07/24/2044	200,000	186,250

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	161,924
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	64,624
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	299,740

		526,288

Turkey - 0.0% (A)
Turkey Government International Bond
5.75%, 03/22/2024	260,000	269,490

Total Foreign Government Obligations (Cost $7,843,152)		7,837,141

MORTGAGE-BACKED SECURITIES - 4.0%
Cayman Islands - 0.1%
PFP, Ltd.
Series 2015-2, Class A
1.66%, 07/14/2034 (B) (C)	276,000	276,018
Series 2015-2, Class C
3.46%, 07/14/2034 (B) (C)	100,000	100,017
Series 2015-2, Class D
4.21%, 07/14/2034 (B) (C)	100,000	100,017
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A
1.60%, 08/15/2032 (B) (C)	160,000	160,000
Series 2015-CRE4, Class B
3.21%, 08/15/2032 (B) (C)	153,000	153,000

		789,052

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 3.9%
A10 Securitization LLC
Series 2013-1, Class A
2.40%, 11/15/2025 (C)	$ 49,464	$ 49,621
Series 2015-1, Class A1
2.10%, 04/15/2034 (C)	473,000	472,230
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (C)	543,056	546,802
Series 2013-2, Class B
4.38%, 11/15/2027 (C)	250,000	253,079
Series 2014-1, Class A1
1.72%, 04/15/2033 (C)	551,335	550,209
Series 2014-1, Class A2
3.02%, 04/15/2033 (C)	301,000	302,417
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (B) (C) (D)	336,196	333,005
Series 2013-B, Class A
3.50%, 02/25/2051 (B) (C) (D)	543,521	541,051
Series 2014-A, Class A
3.75%, 10/25/2057 (B) (C)	442,432	442,226
Series 2015-B, Class A
3.88%, 07/25/2060 (B) (C)	246,827	247,801
Alternative Loan Trust
Series 2004-27CB, Class A1
6.00%, 12/25/2034	555,428	553,953
Series 2004-28CB, Class 3A1
6.00%, 01/25/2035	488,754	476,820
American Home Mortgage Investment Trust
Series 2004-4, Class 4A
2.53%, 02/25/2045 (B)	839,912	838,462
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 (C)	8,517	8,549
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (C)	100,000	101,646
Series 2014-520M, Class C
4.35%, 08/15/2046 (B) (C)	150,000	142,754
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (B)	140,096	140,218
Series 2006-5, Class A4
5.41%, 09/10/2047	370,841	378,184
Series 2007-5, Class A4
5.49%, 02/10/2051	425,716	447,364
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.75%, 03/20/2035 (B)	107,324	106,854
Series 2006-A, Class 1A1
2.69%, 02/20/2036 (B)	452,542	449,142
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.32%, 09/10/2047 (B)	147,879	147,725
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.76%, 11/25/2033 (B)	133,687	134,146
Series 2004-5, Class 2A2
5.50%, 06/25/2034	46,004	46,870
Series 2004-6, Class 1A3
5.50%, 05/25/2034	83,058	84,379

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (C)	$ 500,000	$ 510,328
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	250,000	249,745
BCAP LLC Trust
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 (B) (C)	58,486	58,528
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 (B) (C)	83,888	84,491
Series 2011-RR5, Class 11A3
0.35%, 05/28/2036 (B) (C)	33,911	33,461
Series 2012-RR10, Class 1A1
0.43%, 02/26/2037 (B) (C)	237,780	229,792
Series 2012-RR10, Class 3A1
0.39%, 05/26/2036 (B) (C)	210,131	200,989
Series 2012-RR3, Class 2A5
2.06%, 05/26/2037 (B) (C)	138,228	138,379
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.83%, 07/25/2034 (B)	450,581	431,190
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.43%, 07/25/2033 (B)	48,177	48,319
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 09/11/2041	392,624	400,409
Series 2006-T22, Class A4
5.80%, 04/12/2038 (B)	376,578	379,153
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1
0.48%, 06/11/2041 (B) (C)	128,310	52
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.29%, 07/15/2044 (B)	27,661	27,649
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC
0.55%, 12/11/2049 (B) (C)	6,641,158	26,784
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	60,134	60,861
Series 2007-A1, Class 1A3
2.62%, 02/25/2037 (B)	87,558	86,403
Series 2007-A1, Class 8A1
2.62%, 02/25/2037 (B)	786,860	795,109
Series 2007-A2, Class 2A1
2.62%, 07/25/2037 (B)	36,279	36,600
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	61,529	64,589
Series 2004-3, Class A4
5.75%, 04/25/2034	49,223	51,238
Series 2004-HYB6, Class A3
2.55%, 11/20/2034 (B)	495,743	473,873
Series 2005-15, Class A3
5.75%, 08/25/2035	533,467	487,116
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	123,910	127,906

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	$ 99,911	$ 102,582
Series 2013-SMP, Class A
2.11%, 01/12/2030 (C)	92,259	93,302
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A
2.72%, 11/25/2038 (B) (C)	67,489	67,333
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (C)	156,499	158,287
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	60,857	62,566
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	306,689
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (C)	400,000	405,511
Series 2013-300P, Class A1
4.35%, 08/10/2030 (C)	500,000	544,939
Series 2013-SFS, Class A2
3.09%, 04/12/2035	156,000	157,193
Series 2014-CR19, Class A5
3.80%, 08/10/2047	750,000	793,748
Series 2014-KYO, Class A
1.10%, 06/11/2027 (B) (C)	846,000	839,667
Series 2014-PAT, Class A
1.01%, 08/13/2027 (B) (C)	198,000	196,024
Series 2014-TWC, Class A
1.04%, 02/13/2032 (B) (C)	665,000	661,684
Series 2014-TWC, Class B
1.79%, 02/13/2032 (B) (C)	500,000	498,603
Series 2015-CR25, Class A4
3.76%, 08/10/2048	437,000	458,675
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.15%, 11/17/2026 (B) (C)	31,308	31,252
Commercial Mortgage Trust
Series 2006-GG7, Class A4
6.01%, 07/10/2038 (B)	279,070	282,331
Series 2006-GG7, Class AM
6.01%, 07/10/2038 (B)	50,000	51,199
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A
2.96%, 06/25/2040 (B) (C)	545,692	65,108
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (B)	78,739	79,166
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	48,574	50,183
Series 2003-AR26, Class 2A1
2.72%, 11/25/2033 (B)	695,508	692,988
Series 2004-4, Class 2A4
5.50%, 09/25/2034	175,995	184,895
CSMC Trust
Series 2010-11R, Class A6
1.20%, 06/28/2047 (B) (C)	602,062	581,165
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (B) (C)	78,801	79,246
Series 2011-6R, Class 3A1
2.82%, 07/28/2036 (B) (C)	38,062	38,243
Series 2011-9R, Class A1
2.20%, 03/27/2046 (B) (C)	6,448	6,451

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust (continued)
Series 2012-3R, Class 1A1
2.38%, 07/27/2037 (B) (C)	$ 71,956	$ 71,689
Series 2014-ICE, Class A
1.01%, 04/15/2027 (B) (C)	505,000	503,088
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (B) (C)	4,545	4,544
Series 2013-EZ3, Class A
1.64%, 12/18/2049 (B) (C)	250,720	250,720
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (C)	29,635	29,693
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	33,617	35,529
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (C)	700,000	734,744
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (C)	100,000	101,506
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.47%, 08/10/2044 (B) (C)	200,000	205,626
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 (B) (C)	80,823	68,804
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.70%, 10/25/2033 (B)	40,259	40,191
Series 2004-12, Class 3A6
2.75%, 12/25/2034 (B)	489,015	483,715
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	97,866	101,042
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	42,226	43,738
Series 2005-AR6, Class 1A1
2.73%, 09/25/2035 (B)	406,414	409,964
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 (B)	60,180	59,079
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
5.05%, 08/25/2033 (B)	91,674	95,970
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (B)	95,979	92,953
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (B)	24,544	23,956
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	320,633	324,755
Series 2006-CB16, Class A1A
5.55%, 05/12/2045	289,180	296,635
Series 2006-CB16, Class A4
5.55%, 05/12/2045	91,051	93,009
Series 2006-LDP8, Class D
5.62%, 05/15/2045 (B)	500,000	500,033
Series 2006-LDP9, Class A3SF
0.36%, 05/15/2047 (B)	35,745	35,424
Series 2007-C1, Class A4
5.72%, 02/15/2051	296,766	313,714
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X
0.69%, 05/15/2045 (B)	2,234,087	7,752

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	$ 20,776	$ 20,647
Series 2006-A2, Class 5A3
2.52%, 11/25/2033 (B)	66,596	66,795
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 (C)	192,000	201,207
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/2039 (B)	342,260	345,269
Series 2007-C2, Class A3
5.43%, 02/15/2040	162,787	169,616
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.71%, 04/21/2034 (B)	116,618	117,178
Series 2004-13, Class 3A7
2.76%, 11/21/2034 (B)	51,743	53,027
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	70,117	74,640
Series 2004-5, Class 5A1
4.75%, 06/25/2019	26,926	27,536
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15
11/25/2018	118,199	116,019
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	59,142	60,762
Series 2003-11, Class 9A6
5.25%, 12/25/2033	113,146	119,084
Series 2003-7, Class 1A1
5.50%, 09/25/2033	86,616	89,750
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	147,828	159,450
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.81%, 10/25/2028 (B)	748,643	714,816
Series 2003-H, Class A1
0.83%, 01/25/2029 (B)	148,703	146,446
Series 2004-A, Class A1
0.65%, 04/25/2029 (B)	196,133	188,258
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 08/12/2043 (B)	508,199	520,027
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC
0.80%, 12/12/2049 (B) (C)	1,612,346	9,215
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	300,000	316,616
Morgan Stanley Capital I Trust
Series 2006-T21, Class A4
5.16%, 10/12/2052 (B)	21,095	21,072
Series 2006-T23, Class A4
6.02%, 08/12/2041 (B)	569,107	580,322
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1
0.64%, 12/15/2043 (B) (C)	2,506,354	10,492
Series 2007-HQ11, Class X
0.38%, 02/12/2044 (B) (C)	4,032,394	9,742

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (C)	$ 120,447	$ 119,845
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	288,861	286,983
Series 2012-XA, Class B
0.25%, 07/27/2049 (C)	200,000	181,300
MortgageIT Trust
Series 2005-5, Class A1
0.45%, 12/25/2035 (B)	480,439	435,414
ORES NPL LLC
Series 2013-LV2, Class A
3.08%, 09/25/2025 (C)	73,347	73,274
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.48%, 05/25/2035 (B)	55,910	56,417
RAIT Trust
Series 2014-FL3, Class A
1.45%, 12/15/2031 (B) (C)	458,242	457,093
Series 2015-FL4, Class A
1.54%, 12/15/2031 (B) (C)	273,326	270,899
RALI Series Trust
Series 2004-QS5, Class A5
4.75%, 04/25/2034	94,720	96,910
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	487,670	463,379
Series 2003-QS13, Class A5
0.84%, 07/25/2033 (B)	139,864	130,081
Series 2004-QA4, Class NB3
3.94%, 09/25/2034 (B)	58,780	58,618
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 (C)	160,000	162,790
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (C)	98,906	100,654
Sequoia Mortgage Trust
Series 10, Class 1A
1.02%, 10/20/2027 (B)	120,051	117,270
Series 2003-1, Class 1A
0.98%, 04/20/2033 (B)	291,175	278,752
Series 2003-2, Class A1
0.88%, 06/20/2033 (B)	101,816	96,933
Series 2004-11, Class A1
0.52%, 12/20/2034 (B)	97,668	94,836
Series 2004-5, Class A2
0.74%, 06/20/2034 (B)	287,172	279,253
Series 2004-8, Class A1
0.92%, 09/20/2034 (B)	397,502	378,433
Series 2004-9, Class A1
0.90%, 10/20/2034 (B)	341,078	325,558
Springleaf Mortgage Loan Trust
Series 2012-3A, Class A
1.57%, 12/25/2059 (B) (C)	123,169	123,136
Series 2012-3A, Class M1
2.66%, 12/25/2059 (B) (C)	100,000	100,046
Series 2013-1A, Class A
1.27%, 06/25/2058 (B) (C)	182,588	182,423
Series 2013-1A, Class M1
2.31%, 06/25/2058 (B) (C)	207,000	207,546
Series 2013-1A, Class M2
3.14%, 06/25/2058 (B) (C)	144,000	144,409
Series 2013-1A, Class M3
3.79%, 06/25/2058 (B) (C)	159,000	159,877
Series 2013-2A, Class A
1.78%, 12/25/2065 (B) (C)	373,843	374,097
Series 2013-2A, Class M1
3.52%, 12/25/2065 (B) (C)	156,000	157,777

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-2A, Class M2
4.48%, 12/25/2065 (B) (C)	$ 350,000	$ 354,503
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.56%, 02/25/2034 (B)	805,664	800,982
Series 2004-18, Class 4A1
2.40%, 12/25/2034 (B)	579,473	569,919
Series 2004-4, Class 5A
2.90%, 04/25/2034 (B)	19,671	19,341
Series 2004-6, Class 4A1
2.45%, 06/25/2034 (B)	329,260	328,921
Series 2004-6, Class 5A4
2.36%, 06/25/2034 (B)	20,291	20,200
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.88%, 10/19/2034 (B)	64,653	61,828
Series 2005-AR5, Class A3
0.47%, 07/19/2035 (B)	227,116	216,813
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.86%, 12/25/2033 (B)	13,819	13,862
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1
2.54%, 04/25/2033 (B)	84,757	84,858
Series 2003-30, Class 1A5
5.50%, 10/25/2033	51,847	54,464
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.83%, 09/25/2043 (B)	155,987	150,610
Series 2004-3, Class A
0.93%, 09/25/2044 (B)	175,347	168,401
Series 2004-4, Class 3A
2.00%, 12/25/2044 (B)	244,302	241,525
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (C)	174,000	183,448
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	109,619
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	294,247
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA
1.88%, 05/10/2063 (B) (C)	739,951	50,232
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (C)	544,235	551,298
Series 2013-PENN, Class A
3.81%, 12/13/2029 (C)	400,000	428,085
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (B)	13,651	13,633
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC
0.26%, 03/15/2045 (B) (C)	6,734,843	1,731
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7
2.46%, 10/25/2033 (B)	64,558	65,910
Series 2003-AR11, Class A6
2.52%, 10/25/2033 (B)	125,926	127,537

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR5, Class A7
2.56%, 06/25/2033 (B)	$ 102,423	$ 103,903
Series 2003-AR6, Class A1
2.55%, 06/25/2033	136,542	136,622
Series 2003-AR7, Class A7
2.41%, 08/25/2033 (B)	126,448	127,037
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	52,735	54,634
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	35,437	36,302
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	38,647	39,885
Series 2005-AR10, Class 1A3
2.50%, 09/25/2035 (B)	496,515	479,542
Series 2005-AR10, Class 1A4
2.50%, 09/25/2035 (B)	561,109	558,570
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 (B) (C)	400,000	406,343
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (B) (C)	104,233	102,669
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	110,051	111,128
Series 2004-EE, Class 3A2
2.66%, 12/25/2034 (B)	357,078	360,172
Series 2004-I, Class 1A1
2.65%, 07/25/2034 (B)	254,139	256,920
Series 2004-P, Class 2A1
2.74%, 09/25/2034 (B)	112,740	113,166
Series 2004-R, Class 2A1
2.74%, 09/25/2034 (B)	53,751	54,518
Series 2005-AR3, Class 1A1
2.73%, 03/25/2035 (B)	645,711	650,556
Series 2005-AR4, Class 2A2
2.64%, 04/25/2035 (B)	438,484	439,842
Series 2005-AR8, Class 2A1
2.66%, 06/25/2035 (B)	39,747	39,944
Series 2005-AR9, Class 2A1
2.73%, 10/25/2033 (B)	43,551	43,948
Series 2005-AR9, Class 3A1
2.69%, 06/25/2034 (B)	1,027,968	1,040,234
Series 2006-AR2, Class 2A1
2.65%, 03/25/2036 (B)	718,089	714,579
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (C)	60,738	60,738
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (C)	100,000	109,550
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	209,988

		46,430,120

Total Mortgage-Backed Securities (Cost $46,919,916)		47,219,172

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (A)
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds Series C
6.58%, 05/15/2039	$ 25,000	$ 32,268
State of California, General Obligation Unlimited
7.30%, 10/01/2039	80,000	110,629

		142,897

New York - 0.0% (A)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	164,281
5.65%, 11/01/2040	40,000	47,506

		211,787

Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	91,000	87,910

Total Municipal Government Obligations (Cost $443,051)		442,594

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Home Loan Bank
5.50%, 07/15/2036	250,000	330,575
Federal Home Loan Mortgage Corp.
0.76%, 07/15/2042 - 03/15/2044 (B)	2,479,643	2,492,402
2.59%, 02/01/2036 (B)	101,681	108,616
2.65%, 12/01/2031 (B)	47,507	50,823
3.00%, 07/01/2033 - 01/15/2044	3,309,043	3,372,054
3.50%, 01/01/2032 - 04/01/2043	5,430,462	5,704,487
3.98%, 07/01/2040 (B)	240,382	253,617
4.00%, 06/01/2042	408,724	440,955
4.50%, 03/01/2037 - 05/01/2041	1,092,621	1,188,603
5.00%, 02/01/2034	405,185	437,830
6.00%, 01/01/2024 - 01/01/2034	306,766	337,294
6.50%, 07/01/2017 - 11/01/2037	779,645	902,635
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,750,000	1,779,977
2.77%, 05/25/2025	750,000	750,255
3.39%, 03/25/2024	714,000	756,989
3.49%, 01/25/2024	1,000,000	1,068,480
Federal Home Loan Mortgage Corp. REMIC
0.56%, 06/15/2043 (B)	1,539,675	1,540,397
0.59%, 07/15/2037 (B)	276,868	277,171
0.61%, 04/15/2039 (B)	760,634	765,712
0.66%, 03/15/2039 - 11/15/2039 (B)	1,787,358	1,795,905
3.00%, 04/15/2025 - 02/15/2026	517,066	532,161
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,867,764
4.00%, 12/15/2024 - 12/15/2041	2,812,161	3,055,457
4.50%, 02/15/2020 - 06/15/2025	839,540	915,398
5.00%, 07/15/2020 - 05/15/2041	1,259,234	1,376,512
5.30%, 01/15/2033	111,836	124,898
5.50%, 11/15/2023 - 07/15/2037	2,318,504	2,547,711
5.50%, 05/15/2041 (B)	332,678	371,572
5.70%, 10/15/2038 (B)	64,493	71,904
5.75%, 06/15/2035 - 08/15/2035	1,489,160	1,710,693
5.85%, 09/15/2035	499,299	530,190
6.00%, 04/15/2036	216,289	245,969
6.50%, 02/15/2032	88,379	99,914

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
13.99%, 09/15/2034 (B)	$ 97,206	$ 110,660
23.52%, 06/15/2035 (B)	103,261	176,451
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	106,712	6,325
5.00%, 10/15/2039	240,142	28,171
6.16%, 10/15/2037 (B)	565,756	108,559
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	572,147	534,525
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
0.59%, 03/25/2043 (B)	865,173	860,090
Federal National Mortgage Association
0.41%, 03/25/2045 (B)	133,422	133,711
0.53%, 01/01/2023 (B)	1,000,000	998,158
0.54%, 01/01/2023 (B)	944,681	944,340
0.56%, 01/25/2017 - 12/01/2024 (B)	2,060,333	2,059,887
0.57%, 02/01/2023 (B)	1,000,000	999,493
0.58%, 01/01/2023 (B)	945,139	952,205
0.62%, 07/01/2024 (B)	1,250,000	1,250,686
0.67%, 09/01/2024 (B)	980,292	982,935
0.69%, 08/25/2042 (B)	408,881	413,474
0.71%, 08/25/2019 (B)	88,405	88,844
0.74%, 07/01/2025 (B)	1,679,272	1,680,730
1.40%, 07/01/2017	500,000	502,311
1.47%, 12/01/2019	470,426	471,041
1.80%, 12/25/2019	400,000	405,764
2.00%, 12/01/2020	500,000	506,787
2.01%, 07/01/2019 - 06/01/2020	2,977,503	3,034,511
2.03%, 08/01/2019	508,000	519,128
2.22%, 12/01/2022	1,479,357	1,492,843
2.37%, 11/01/2022	497,124	503,769
2.38%, 12/01/2022	986,441	999,891
2.40%, 12/01/2022 - 02/01/2023	3,452,822	3,498,050
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,045,022
2.47%, 09/01/2022	472,104	481,871
2.49%, 10/01/2017	904,639	926,115
2.50%, 04/01/2023	1,000,000	1,010,595
2.52%, 10/01/2022 - 05/01/2023	1,482,378	1,510,524
2.53%, 10/01/2022 - 09/25/2024	2,337,101	2,355,487
2.57%, 01/01/2023	2,053,380	2,104,751
2.61%, 10/25/2021 (B)	1,000,000	1,031,244
2.64%, 04/01/2023	965,400	991,165
2.66%, 12/01/2022	1,000,000	1,044,701
2.67%, 07/01/2022	1,000,000	1,029,725
2.68%, 07/01/2022	481,358	499,073
2.69%, 10/01/2017	711,035	730,279
2.72%, 10/25/2024	1,000,000	1,009,068
2.75%, 03/01/2022	469,826	486,039
2.76%, 05/01/2021 - 06/01/2023	1,969,005	2,049,251
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,031,717
2.86%, 05/01/2022	943,844	984,433
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,349,642
2.94%, 02/01/2027	1,341,342	1,356,294
2.98%, 07/01/2022 - 04/01/2023	2,494,312	2,619,881
3.02%, 08/25/2024 (B)	955,000	987,378
3.04%, 12/01/2024	1,000,000	1,029,746
3.05%, 01/01/2025	1,000,000	1,029,388
3.08%, 12/01/2024	1,000,000	1,034,713
3.09%, 04/25/2027 (B)	1,167,000	1,199,937
3.10%, 09/01/2025	1,000,000	1,024,171
3.10%, 07/25/2024 (B)	820,000	855,294
3.11%, 01/01/2022 - 12/01/2024	1,729,776	1,805,468
3.12%, 05/01/2022 - 02/01/2027	2,945,053	3,048,949
3.13%, 06/01/2030	500,000	508,916
3.14%, 12/01/2026	987,280	1,014,969

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.15%, 12/01/2024	$ 2,500,000	$ 2,598,431
3.20%, 06/01/2030	500,000	512,361
3.23%, 11/01/2020	714,465	761,134
3.24%, 10/01/2026	985,240	1,021,196
3.26%, 07/01/2022	1,341,653	1,426,433
3.28%, 08/01/2020	3,803,464	4,040,062
3.29%, 10/01/2020 - 08/01/2026	4,968,863	5,191,032
3.30%, 12/01/2026	1,000,000	1,039,943
3.34%, 02/01/2027 - 07/01/2030	2,500,000	2,606,364
3.35%, 08/01/2023	694,268	737,808
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,113,358
3.45%, 01/01/2024	1,000,000	1,066,218
3.50%, 08/01/2032 - 08/01/2043	9,059,172	9,492,980
3.50%, 01/25/2024 (B)	1,500,000	1,622,896
3.51%, 12/25/2023 (B)	1,776,000	1,916,837
3.56%, 01/01/2021	951,238	1,022,692
3.59%, 12/01/2020	1,381,631	1,490,485
3.63%, 10/01/2029	495,565	528,723
3.65%, 04/25/2021	433,000	467,456
3.67%, 07/01/2023	925,000	1,002,485
3.73%, 06/25/2021 - 07/01/2022	1,226,045	1,328,084
3.74%, 06/01/2018	375,624	398,170
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,635,677
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,171,102
3.80%, 05/01/2022	924,583	1,001,403
3.82%, 06/01/2017	913,756	947,368
3.84%, 09/01/2020	642,984	695,746
3.87%, 08/01/2021	471,705	514,304
3.88%, 09/01/2021	1,513,348	1,654,110
4.00%, 01/01/2035	2,819,273	3,056,242
4.04%, 10/01/2020	400,000	438,926
4.13%, 08/01/2021	470,728	519,395
4.25%, 04/01/2021	1,050,000	1,165,492
4.30%, 04/01/2021	435,468	483,139
4.33%, 04/01/2021	376,514	418,144
4.36%, 03/01/2020 - 05/01/2021	1,352,948	1,502,217
4.38%, 01/01/2021 - 04/01/2021	955,928	1,062,917
4.39%, 05/01/2021	292,770	326,429
4.48%, 02/01/2021	470,530	525,131
4.50%, 09/01/2040	444,737	487,301
4.51%, 12/01/2019	890,855	985,271
4.54%, 01/01/2020	671,302	741,066
4.78%, 12/01/2019	994,092	1,108,727
5.00%, 06/01/2033 - 08/01/2040	321,063	357,615
5.50%, 03/01/2024 - 03/01/2035	942,175	1,055,199
5.90%, 10/01/2017	712,625	772,357
6.00%, 08/01/2021 - 09/01/2037	1,709,208	1,925,094
7.00%, 11/01/2037 - 12/01/2037	74,741	83,868
Federal National Mortgage Association REMIC
0.48%, 07/25/2036 (B)	179,257	180,145
0.59%, 05/25/2027 (B)	293,835	296,110
0.69%, 05/25/2035 - 10/25/2042 (B)	1,756,847	1,766,040
0.79%, 04/25/2040 (B)	80,836	81,366
0.84%, 02/25/2024 (B)	147,216	149,011
1.09%, 03/25/2038 (B)	343,838	349,918
1.44%, 07/25/2023 (B)	295,698	301,875
3.00%, 05/25/2026	1,000,000	1,044,645
3.50%, 04/25/2031	1,000,000	1,077,753
4.00%, 05/25/2033	200,000	216,849
4.50%, 07/25/2038	52,295	52,881
5.00%, 10/25/2025	208,144	225,573
5.25%, 05/25/2039	101,276	105,320
5.50%, 04/25/2022 - 07/25/2040	1,810,284	1,990,639
6.00%, 03/25/2029	41,292	46,953

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
6.50%, 01/25/2032 - 07/25/2036	$ 194,476	$ 224,768
7.00%, 11/25/2041	210,616	250,285
22.42%, 06/25/2035 (B)	142,217	192,382
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	1,762,773	104,645
6.34%, 01/25/2041 (B)	523,622	112,632
6.41%, 08/25/2035 - 06/25/2036 (B)	706,162	103,220
6.51%, 03/25/2036 (B)	525,234	106,291
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	2,335,176	2,006,844
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	471,345	312,887
Financing Corp., Principal Only STRIPS
05/11/2018	2,500,000	2,432,770
Government National Mortgage Association
0.53%, 12/20/2062 (B)	767,876	764,715
0.60%, 03/20/2063 (B)	441,713	439,302
0.64%, 03/20/2060 - 02/20/2063 (B)	1,297,054	1,298,176
0.66%, 03/20/2063 - 07/20/2064 (B)	1,814,848	1,809,625
0.66%, 08/20/2065	782,836	780,340
0.67%, 04/20/2063 - 02/20/2065 (B)	2,890,175	2,889,236
0.69%, 02/20/2061 - 12/20/2064 (B)	5,750,449	5,752,489
0.71%, 10/20/2062 (B)	385,766	386,799
0.74%, 04/20/2062 - 07/20/2062 (B)	631,120	632,694
0.79%, 04/20/2064 (B)	1,788,581	1,794,523
0.84%, 05/20/2061 - 03/20/2064 (B)	3,586,143	3,603,402
0.88%, 02/20/2064 (B)	844,692	852,035
0.89%, 09/20/2063 (B)	1,373,953	1,383,632
1.65%, 01/20/2063 - 04/20/2063	2,407,442	2,422,536
1.75%, 03/20/2063	479,588	485,174
2.00%, 06/20/2062	883,699	898,420
3.50%, 05/20/2035	65,520	66,011
3.94%, 11/16/2042 (B)	355,980	368,427
4.00%, 09/16/2025	500,000	542,295
4.25%, 12/20/2044	981,588	1,071,283
4.69%, 10/20/2041 (B)	868,338	944,531
4.70%, 11/20/2042 (B)	695,866	759,257
5.00%, 04/20/2041	186,982	234,848
5.24%, 07/20/2060 (B)	652,291	719,094
5.50%, 01/16/2033 - 07/20/2037	1,120,024	1,274,426
5.85%, 12/20/2038 (B)	185,890	212,537
6.00%, 02/15/2024 - 09/20/2038	1,114,511	1,246,092
22.52%, 04/20/2037 (B)	88,063	138,788
Government National Mortgage Association, Interest Only STRIPS
6.38%, 05/20/2041 (B)	189,520	41,178
7.50%, 04/20/2031	134,185	26,693
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	119,432	115,192
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	582,658	584,963
2.90%, 10/29/2020	211,303	212,674
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,525,000	6,022,271
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	174,337
4.25%, 09/15/2065	419,000	421,084
5.25%, 09/15/2039	100,000	124,065

The notes are an integral part of this report. Transamerica Series Trust	Page 28	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
5.88%, 04/01/2036	$ 425,000	$ 558,479
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	658,567

Total U.S. Government Agency Obligations (Cost $225,558,326)		229,715,445

U.S. GOVERNMENT OBLIGATIONS - 15.1%
U.S. Treasury Bond
4.25%, 05/15/2039	350,000	441,109
4.38%, 02/15/2038 - 11/15/2039	3,100,000	3,985,579
4.50%, 02/15/2036 - 05/15/2038	2,600,000	3,404,766
4.75%, 02/15/2037	450,000	610,184
5.00%, 05/15/2037	1,665,000	2,334,555
5.25%, 02/15/2029	300,000	402,742
5.38%, 02/15/2031	550,000	763,311
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,013,743
U.S. Treasury Bond, Principal Only STRIPS
02/15/2033	650,000	405,093
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	55,579	66,675
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	3,491,030	3,445,404
1.13%, 01/15/2021	136,371	141,713
U.S. Treasury Note
0.38%, 01/31/2016 (I)	7,817,000	7,824,332
0.38%, 04/30/2016	500,000	500,476
0.75%, 12/31/2017	3,000,000	3,001,251
0.88%, 02/28/2017 - 10/15/2017	1,545,000	1,552,439
1.00%, 06/30/2019	300,000	298,523
1.25%, 10/31/2018	4,000,000	4,034,168
1.50%, 08/31/2018 - 05/31/2019	420,000	426,336
1.63%, 07/31/2019	1,500,000	1,525,742
1.75%, 05/15/2023	2,600,000	2,577,858
2.00%, 04/30/2016 - 02/15/2023	6,900,000	6,990,618
2.13%, 08/31/2020 - 12/31/2021	10,900,000	11,242,671
2.38%, 08/15/2024	400,000	411,979
2.63%, 04/30/2018 - 11/15/2020	4,100,000	4,329,091
2.88%, 03/31/2018	1,000,000	1,051,289
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,763,500
3.25%, 12/31/2016	6,000,000	6,207,030
3.38%, 11/15/2019	200,000	217,234
3.50%, 02/15/2018 - 05/15/2020	6,600,000	7,083,686
3.63%, 02/15/2021	3,250,000	3,605,933
U.S. Treasury, Principal Only STRIPS
02/15/2018 - 05/15/2035	112,145,000	91,860,072
08/15/2030 (G)	850,000	576,225

Total U.S. Government Obligations (Cost $175,121,685)		181,095,327

	Shares	Value
COMMON STOCKS - 20.2%
Australia - 0.3%
AGL Energy, Ltd.	6,783	76,340
Alumina, Ltd.	24,807	19,736
Amcor, Ltd.	8,105	75,375
AMP, Ltd.	10,878	42,724
Asciano, Ltd.	10,529	62,335
Aurizon Holdings, Ltd.	12,628	44,613
Australia & New Zealand Banking Group, Ltd.	14,760	282,006
Bank of Queensland, Ltd.	3,980	32,582
Bendigo & Adelaide Bank, Ltd.	1,068	7,464

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
BHP Billiton PLC	8,303	$ 126,385
BHP Billiton, Ltd.	16,159	255,220
Brambles, Ltd.	2,843	19,530
Caltex Australia, Ltd.	473	10,441
Coca-Cola Amatil, Ltd.	6,174	39,140
Cochlear, Ltd.	551	32,422
Commonwealth Bank of Australia	7,062	362,482
Computershare, Ltd.	4,530	33,828
Crown Resorts, Ltd.	356	2,490
CSL, Ltd.	2,931	184,457
Dexus Property Group, REIT	8,237	41,539
Federation Centres, REIT	25,175	48,614
Goodman Group, REIT	15,264	63,094
Insurance Australia Group, Ltd.	14,188	48,510
Lend Lease Group	4,725	41,831
Macquarie Group, Ltd.	1,920	104,055
Mirvac Group, REIT	49,688	60,329
National Australia Bank, Ltd., Class N	10,268	217,301
Newcrest Mining, Ltd. (J)	4,434	39,901
Orica, Ltd.	2,134	22,649
Origin Energy, Ltd.	5,252	24,788
Qantas Airways, Ltd. (J)	8,845	23,221
QBE Insurance Group, Ltd.	6,311	57,473
Ramsay Health Care, Ltd.	1,071	44,172
REA Group, Ltd.	405	12,683
Santos, Ltd.	2,834	8,020
Scentre Group, REIT	18,885	51,977
Seek, Ltd.	228	1,932
South32, Ltd. (J)	23,585	22,797
Stockland, REIT	3,748	10,183
Suncorp Group, Ltd.	10,392	89,398
Sydney Airport	2,617	10,999
Tabcorp Holdings, Ltd.	14,703	48,405
Telstra Corp., Ltd.	21,366	84,475
Transurban Group	12,231	85,676
Wesfarmers, Ltd.	4,235	117,069
Westfield Corp., REIT	4,890	34,409
Westpac Banking Corp.	16,334	343,126
Woodside Petroleum, Ltd.	4,007	82,009
Woolworths, Ltd.	8,208	143,875

		3,694,080

Belgium - 0.0% (A)
Anheuser-Busch InBev SA/NV	2,566	272,908
Delhaize Group	1,532	135,797

		408,705

Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	6,670	309,955
Everest RE Group, Ltd.	3,550	615,357
Helen of Troy, Ltd. (G) (J)	525	46,882
Nabors Industries, Ltd.	4,650	43,943
PartnerRe, Ltd.	1,328	184,433

		1,200,570

Canada - 0.1%
Canadian Pacific Railway, Ltd.	1,653	237,321
Domtar Corp.	1,050	37,538
lululemon athletica, Inc. (G) (J)	1,108	56,120
Novadaq Technologies, Inc. (G) (J)	12,000	125,160
Restaurant Brands International (G)	6,198	222,632
Valeant Pharmaceuticals International, Inc. (J)	4,491	801,105

		1,479,876

The notes are an integral part of this report. Transamerica Series Trust	Page 29	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	23,200	$ 18,551

Denmark - 0.1%
A.P. Moller - Maersk A/S, Class B	133	205,017
Danske Bank A/S, Class R	7,626	230,460
Novo Nordisk A/S, Class B	9,420	508,346
Pandora A/S	881	102,918

		1,046,741

Finland - 0.1%
Nokia OYJ	57,831	395,437
UPM-Kymmene OYJ	17,857	268,046
Wartsila OYJ Abp	7,030	278,966

		942,449

France - 0.5%
Air Liquide SA, Class A	3,422	405,685
Airbus Group SE	6,512	385,641
Arkema SA	1,713	111,033
AXA SA	18,595	451,467
BNP Paribas SA	8,500	500,430
Bouygues SA, Class A	3,758	133,367
Cap Gemini SA	2,049	182,981
Cie de St-Gobain	4,519	196,126
Cie Generale des Etablissements Michelin, Class B	993	90,854
Danone SA	777	49,047
Engie	1,272	20,582
L’Oreal SA	1,211	210,489
LVMH Moet Hennessy Louis Vuitton SE	293	49,881
Natixis, Class A	22,359	123,797
Publicis Groupe SA	3,611	246,785
Renault SA	3,682	265,666
Sanofi	6,720	639,744
Schneider Electric SE	1,386	77,615
Societe Generale SA	2,127	95,058
Sodexo SA	2,293	190,260
Thales SA	5,259	366,683
Total SA	13,229	595,078
Unibail-Rodamco SE, REIT	443	114,818
Vivendi SA	10,193	241,489

		5,744,576

Germany - 0.4%
Allianz SE, Class A	3,435	539,614
BASF SE, Class R	2,251	172,164
Bayer AG	5,541	710,901
Bayerische Motoren Werke AG	821	71,626
Brenntag AG	3,886	209,664
Continental AG	1,049	224,051
Daimler AG	7,028	511,660
Deutsche Bank AG	2,283	61,612
Deutsche Post AG	12,092	334,984
Deutsche Telekom AG	12,905	229,729
E.ON SE	19,893	170,710
HeidelbergCement AG	1,770	121,549
Infineon Technologies AG	16,400	184,261
K+S AG	2,317	77,743
Muenchener Rueckversicherungs-Gesellschaft AG	1,271	237,378
SAP SE	6,931	449,016
Siemens AG, Class A	1,951	174,296
Telefonica Deutschland Holding AG	26,111	159,668

		4,640,626

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.1%
AIA Group, Ltd.	60,200	$ 313,085
BOC Hong Kong Holdings, Ltd.	28,000	82,398
Cathay Pacific Airways, Ltd.	16,000	30,089
Cheung Kong Infrastructure Holdings, Ltd.	9,000	80,723
CK Hutchison Holdings, Ltd.	20,500	267,721
CLP Holdings, Ltd.	5,500	47,055
Galaxy Entertainment Group, Ltd.	10,000	25,613
Hang Seng Bank, Ltd.	5,900	106,503
Henderson Land Development Co., Ltd.	10,800	64,721
HKT Trust & HKT, Ltd.	28,000	33,252
Hong Kong & China Gas Co., Ltd.	30,300	56,818
Hong Kong Exchanges and Clearing, Ltd.	4,800	110,054
Kerry Properties, Ltd.	10,000	27,456
Li & Fung, Ltd.	46,000	35,297
MTR Corp., Ltd.	15,500	67,294
New World Development Co., Ltd.	54,000	52,520
NWS Holdings, Ltd.	6,000	7,862
Power Assets Holdings, Ltd.	5,500	52,081
Sino Land Co., Ltd.	36,000	55,094
Sun Hung Kai Properties, Ltd.	8,000	104,347
Swire Pacific, Ltd., Series A	1,500	16,842
Techtronic Industries Co., Ltd.	6,000	22,329
Wharf Holdings, Ltd.	12,000	67,865
Wheelock & Co., Ltd.	3,000	13,048
Yue Yuen Industrial Holdings, Ltd.	4,000	14,960

		1,755,027

Ireland - 0.2%
Accenture PLC, Class A	9,597	943,001
James Hardie Industries PLC, CDI	4,174	50,385
Medtronic PLC	13,330	892,310
Perrigo Co. PLC	418	65,739
Shire PLC	4,563	311,936
XL Group PLC, Class A	5,441	197,617

		2,460,988

Israel - 0.0% (A)
Mobileye NV (G) (J)	6,263	284,841
Teva Pharmaceutical Industries, Ltd., ADR	3,348	189,028

		473,869

Italy - 0.2%
Assicurazioni Generali SpA	12,510	228,885
Atlantia SpA	7,084	198,159
Enel SpA	85,858	383,098
Eni SpA, Class B	3,792	59,649
Intesa Sanpaolo SpA	103,633	366,104
Snam SpA	23,361	119,979
Telecom Italia SpA (J)	138,433	170,594
UniCredit SpA, Class A	39,453	245,958

		1,772,426

Japan - 1.1%
Ajinomoto Co., Inc.	7,000	147,616
ALPS Electric Co., Ltd.	2,000	55,933
Amada Holdings Co., Ltd.	12,800	97,594
ANA Holdings, Inc.	31,000	86,844
Asahi Glass Co., Ltd.	4,000	23,237
Asahi Group Holdings, Ltd.	600	19,466
Asahi Kasei Corp.	11,000	77,566
Astellas Pharma, Inc.	14,400	186,395
Bandai Namco Holdings, Inc.	4,200	97,477
Bank of Yokohama, Ltd.	18,000	109,404
Bridgestone Corp.	4,300	148,806

The notes are an integral part of this report. Transamerica Series Trust	Page 30	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Canon, Inc.	4,400	$ 127,281
Central Japan Railway Co.	1,100	177,350
Chiba Bank, Ltd.	18,000	127,819
Chubu Electric Power Co., Inc.	1,400	20,642
Chugai Pharmaceutical Co., Ltd.	1,100	33,785
Citizen Holdings Co., Ltd.	9,100	62,893
COLOPL, Inc. (J)	1,800	28,951
Dai-ichi Life Insurance Co., Ltd.	8,300	132,135
Daicel Corp.	4,400	54,014
Daikin Industries, Ltd.	2,400	134,606
Daiwa House Industry Co., Ltd.	3,000	74,373
Denso Corp.	1,200	50,831
Dentsu, Inc.	2,400	123,168
East Japan Railway Co.	2,700	227,517
Eisai Co., Ltd.	1,300	76,702
FamilyMart Co., Ltd.	900	40,812
FANUC Corp.	800	123,071
Fast Retailing Co., Ltd.	400	162,704
Fuji Heavy Industries, Ltd.	3,600	129,544
FUJIFILM Holdings Corp.	2,400	89,717
Fukuoka Financial Group, Inc., Class A	1,000	4,763
Furukawa Electric Co., Ltd.	13,000	20,465
Hakuhodo DY Holdings, Inc.	3,200	30,339
Hitachi, Ltd.	37,000	186,703
Hokuhoku Financial Group, Inc.	9,000	20,607
Honda Motor Co., Ltd.	7,900	235,789
Hoya Corp.	1,500	49,128
Hulic Co., Ltd.	2,400	21,711
Ibiden Co., Ltd.	5,700	74,620
Isetan Mitsukoshi Holdings, Ltd.	600	9,003
Japan Retail Fund Investment Corp., Class A, REIT	49	94,808
Japan Tobacco, Inc.	7,000	217,141
JFE Holdings, Inc.	2,100	27,581
Kansai Electric Power Co., Inc. (J)	11,400	126,736
Kao Corp.	1,500	67,996
Kawasaki Heavy Industries, Ltd.	26,000	89,761
KDDI Corp.	13,100	293,219
Keyence Corp.	300	133,973
Kirin Holdings Co., Ltd.	6,700	87,882
Kobe Steel, Ltd.	24,000	26,023
Komatsu, Ltd.	1,500	22,018
Kubota Corp.	3,000	41,287
Kyocera Corp.	800	36,640
Kyowa Hakko Kirin Co., Ltd.	5,000	73,905
Kyushu Electric Power Co., Inc. (J)	8,000	87,283
Mabuchi Motor Co., Ltd.	1,700	73,813
Makita Corp.	1,400	73,638
Marubeni Corp.	8,300	40,665
Marui Group Co., Ltd.	4,300	51,867
Medipal Holdings Corp.	5,900	93,615
MEIJI Holdings Co., Ltd.	900	65,997
Minebea Co., Ltd.	3,000	31,846
Mitsubishi Corp.	7,700	126,215
Mitsubishi Electric Corp.	17,000	155,729
Mitsubishi Estate Co., Ltd.	4,000	81,710
Mitsubishi Heavy Industries, Ltd.	2,000	8,944
Mitsubishi UFJ Financial Group, Inc.	78,700	475,524
Mitsui & Co., Ltd.	14,800	166,345
Mitsui Chemicals, Inc.	40,000	128,199
Mitsui Fudosan Co., Ltd.	9,000	246,702
Mitsui O.S.K. Lines, Ltd.	3,000	7,206
Mizuho Financial Group, Inc.	90,500	169,289
Murata Manufacturing Co., Ltd.	800	103,340
NGK Spark Plug Co., Ltd.	3,400	78,050
NH Foods, Ltd.	3,000	61,221
Nidec Corp.	1,200	82,519

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nintendo Co., Ltd.	500	$ 84,276
Nippon Electric Glass Co., Ltd.	10,000	47,964
Nippon Express Co., Ltd.	11,000	52,562
Nippon Prologis REIT, Inc.	4	7,258
Nippon Steel & Sumitomo Metal Corp.	7,100	129,381
Nippon Telegraph & Telephone Corp.	6,300	221,909
Nissan Motor Co., Ltd.	23,700	217,912
Nitori Holdings Co., Ltd.	1,300	101,796
Nitto Denko Corp.	1,500	89,839
Nomura Holdings, Inc.	28,800	167,166
Nomura Real Estate Holdings, Inc.	2,100	42,219
NTT DOCOMO, Inc.	3,500	59,035
Obayashi Corp.	7,000	59,307
Omron Corp.	1,800	54,184
Ono Pharmaceutical Co., Ltd.	400	47,074
Oriental Land Co., Ltd.	800	44,674
ORIX Corp.	5,700	73,526
Otsuka Holdings Co., Ltd.	3,600	114,954
Panasonic Corp.	9,300	94,117
Resona Holdings, Inc.	23,400	119,229
Sanwa Holdings Corp.	5,600	38,550
Secom Co., Ltd.	400	24,056
Seiko Epson Corp.	4,000	56,584
Sekisui Chemical Co., Ltd.	10,000	105,255
Seven & I Holdings Co., Ltd.	2,400	109,519
Shimadzu Corp.	3,000	42,843
Shimizu Corp.	10,000	85,862
Shin-Etsu Chemical Co., Ltd.	3,100	158,981
SMC Corp.	300	65,688
SoftBank Group Corp.	3,500	161,839
Sompo Japan Nipponkoa Holdings, Inc.	4,600	133,606
Sony Corp.	7,100	174,036
Sumitomo Corp.	2,200	21,275
Sumitomo Electric Industries, Ltd.	3,500	44,776
Sumitomo Mitsui Financial Group, Inc.	7,200	273,026
Sumitomo Realty & Development Co., Ltd.	1,000	31,827
Suntory Beverage & Food, Ltd.	2,000	76,838
Suzuken Co., Ltd.	3,500	116,715
Suzuki Motor Corp.	800	24,600
Sysmex Corp.	2,400	126,748
T&D Holdings, Inc.	2,400	28,348
Takashimaya Co., Ltd.	12,000	96,958
Takeda Pharmaceutical Co., Ltd.	1,600	70,196
Teijin, Ltd.	7,000	21,262
Terumo Corp.	2,600	73,587
Tokio Marine Holdings, Inc.	4,300	160,648
Tokyo Gas Co., Ltd.	21,000	101,584
Toshiba Corp. (J)	5,000	12,596
Toyota Motor Corp.	14,800	866,509
Unicharm Corp.	3,000	53,136
West Japan Railway Co.	800	49,721
Yamaha Motor Co., Ltd.	4,900	98,579
Yamato Holdings Co., Ltd.	3,700	70,841

		12,855,039

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	1,497	88,211

Luxembourg - 0.0% (A)
ArcelorMittal	17,077	88,559

Macau - 0.0% (A)
Sands China, Ltd.	18,400	55,769

Netherlands - 0.2%
ASML Holding NV	1,226	107,769
Heineken Holding NV, Class A	4,494	320,406

The notes are an integral part of this report. Transamerica Series Trust	Page 31	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken NV	922	$ 74,653
ING Groep NV, CVA	28,232	399,977
Koninklijke KPN NV	54,946	206,070
NN Group NV	4,323	124,101
NXP Semiconductors NV (J)	7,860	684,370
Royal Dutch Shell PLC, Class A	26,575	627,357
Royal Dutch Shell PLC, Class B	13,299	314,458

		2,859,161

New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	11,110	34,780
Contact Energy, Ltd.	3,095	9,822
Meridian Energy, Ltd.	8,619	11,606
Ryman Healthcare, Ltd.	1,673	7,836
Spark New Zealand, Ltd.	15,481	29,584

		93,628

Norway - 0.0% (A)
DNB ASA	15,683	204,104
Telenor ASA	8,384	156,668

		360,772

Portugal - 0.0% (A)
EDP - Energias de Portugal SA	29,942	109,693
Galp Energia SGPS SA, Class B	8,836	87,192

		196,885

Singapore - 0.2%
Avago Technologies, Ltd., Class A (G)	9,308	1,163,593
CapitaLand Commercial Trust, Ltd., REIT	21,400	20,205
ComfortDelGro Corp., Ltd.	5,800	11,717
DBS Group Holdings, Ltd.	10,700	122,133
Global Logistic Properties, Ltd., Class L	19,000	27,316
Hutchison Port Holdings Trust	52,700	29,016
Keppel Corp., Ltd.	11,600	55,476
Kulicke & Soffa Industries, Inc. (J)	8,500	78,030
Oversea-Chinese Banking Corp., Ltd.	17,800	110,223
Singapore Telecommunications, Ltd.	44,900	112,669
United Overseas Bank, Ltd.	7,400	96,623
Wilmar International, Ltd.	12,800	23,161

		1,850,162

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA	13,696	115,811
Banco Santander SA, Class A	64,641	343,722
Bankia SA	115,449	149,835
Distribuidora Internacional de Alimentacion SA (J)	24,159	146,247
Iberdrola SA	34,738	231,467
Industria de Diseno Textil SA	9,250	310,166
Repsol SA, Class A	11,482	133,916
Telefonica SA	16,440	199,450

		1,630,614

Sweden - 0.1%
Assa Abloy AB, B Shares	10,532	188,900
Atlas Copco AB, A Shares	1,084	26,069
Electrolux AB, Series B	7,379	208,507
Nordea Bank AB	9,929	110,773
Sandvik AB	20,656	175,955
SKF AB, Class B	3,929	72,209
TeliaSonera AB	32,682	176,410

		958,823

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 0.6%
ABB, Ltd. (J)	2,991	$ 52,921
ACE, Ltd. (G)	5,968	617,091
Actelion, Ltd. (J)	1,104	140,314
CIE Financiere Richemont SA	5,960	463,753
Credit Suisse Group AG (J)	11,129	267,506
LafargeHolcim, Ltd.	4,252	222,890
Nestle SA	17,135	1,288,649
Novartis AG	10,280	944,854
Roche Holding AG	4,201	1,115,246
Syngenta AG	931	298,302
TE Connectivity, Ltd.	9,287	556,198
UBS Group AG	27,500	508,423
Wolseley PLC	5,517	322,711
Zurich Insurance Group AG (J)	331	81,263

		6,880,121

Thailand - 0.0% (A)
Fabrinet (G) (J)	2,350	43,076

United Kingdom - 1.0%
3i Group PLC	29,396	207,650
ARM Holdings PLC	1,427	20,502
Associated British Foods PLC	4,471	226,274
AstraZeneca PLC	9,547	605,457
Aviva PLC	40,038	273,842
BAE Systems PLC	29,382	199,169
Barclays PLC	125,376	463,990
BG Group PLC	20,373	293,898
BP PLC	75,832	384,724
British American Tobacco PLC	13,836	763,411
BT Group PLC, Class A	31,810	202,456
Bunzl PLC	2,076	55,708
Capita PLC	11,137	202,270
Compass Group PLC	6,712	107,210
Diageo PLC	8,435	226,622
Dixons Carphone PLC	32,952	211,782
Ensco PLC, Class A (G)	22,880	322,150
GlaxoSmithKline PLC	27,960	536,661
Hammerson PLC, REIT	7,032	66,401
HSBC Holdings PLC	87,247	658,166
Imperial Tobacco Group PLC	3,173	164,040
ITV PLC	66,742	248,711
Kingfisher PLC	40,932	222,352
Lloyds Banking Group PLC	462,495	526,532
Marks & Spencer Group PLC	5,828	44,239
National Grid PLC, Class B	15,414	214,673
Next PLC	2,278	262,521
Persimmon PLC (J)	10,177	309,751
Prudential PLC	23,769	501,443
Reckitt Benckiser Group PLC, Class A	4,785	433,931
Rio Tinto PLC	8,858	297,214
Rio Tinto, Ltd.	2,599	89,417
SABMiller PLC	7,804	441,923
SSE PLC, Class B	11,034	249,733
Standard Chartered PLC	4,400	42,702
Tesco PLC	17,388	48,297
Unilever NV, CVA	9,881	396,080
Vodafone Group PLC	186,289	587,571
Whitbread PLC	3,358	237,902
WPP PLC, Class A	3,050	63,498

		11,410,873

United States - 14.8%
8x8, Inc. (G) (J)	1,400	11,578
A. Schulman, Inc.	525	17,047

The notes are an integral part of this report. Transamerica Series Trust	Page 32	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
A.O. Smith Corp.	3,275	$ 213,497
AAR Corp.	650	12,331
Aaron’s, Inc.	1,000	36,110
Abbott Laboratories	13,312	535,409
Abercrombie & Fitch Co., Class A (G)	1,100	23,309
ABIOMED, Inc. (J)	600	55,656
ABM Industries, Inc. (G)	4,200	114,702
Acadia Healthcare Co., Inc. (G) (J)	5,816	385,426
Acadia Realty Trust, REIT (G)	725	21,801
ACI Worldwide, Inc. (G) (J)	1,875	39,600
Acorda Therapeutics, Inc. (G) (J)	2,800	74,228
Activision Blizzard, Inc. (G)	12,850	396,936
Acuity Brands, Inc.	4,010	704,076
Adobe Systems, Inc. (J)	12,783	1,051,018
ADTRAN, Inc.	900	13,140
Advanced Drainage Systems, Inc. (G)	4,343	125,643
Advanced Energy Industries, Inc. (J)	725	19,068
AECOM (G) (J)	17,049	469,018
Aegion Corp., Class A (G) (J)	3,550	58,504
Aetna, Inc.	7,219	789,831
Affiliated Managers Group, Inc. (J)	2,219	379,427
Affymetrix, Inc. (G) (J)	1,175	10,035
AGCO Corp. (G)	1,375	64,116
AGL Resources, Inc.	480	29,299
Air Products & Chemicals, Inc.	3,538	451,378
Akorn, Inc., Class A (G) (J)	675	19,241
Alaska Air Group, Inc.	4,905	389,702
Albany International Corp., Class A	450	12,875
Albemarle Corp.	1,825	80,482
Alcoa, Inc.	7,521	72,653
Alexander & Baldwin, Inc.	1,550	53,211
Alexandria Real Estate Equities, Inc., REIT	1,050	88,903
Alexion Pharmaceuticals, Inc. (J)	1,830	286,194
Align Technology, Inc. (G) (J)	1,275	72,369
Alleghany Corp. (J)	275	128,730
Allergan PLC (J)	2,539	690,126
Alliance Data Systems Corp. (G) (J)	379	98,153
Alliant Energy Corp.	1,825	106,744
Allison Transmission Holdings, Inc., Class A (G)	6,720	179,357
Allscripts Healthcare Solutions, Inc. (J)	7,175	88,970
Allstate Corp.	2,605	151,715
Alphabet, Inc., Class A (J)	1,410	900,102
Alphabet, Inc., Class C	3,967	2,413,602
Amazon.com, Inc. (J)	3,665	1,876,077
AMC Networks, Inc., Class A (G) (J)	1,900	139,023
Amdocs, Ltd.	3,730	212,162
American Assets Trust, Inc., REIT (G)	600	24,516
American Campus Communities, Inc., REIT	1,725	62,514
American Eagle Outfitters, Inc. (G)	2,825	44,155
American Financial Group, Inc.	2,225	153,325
American International Group, Inc.	6,472	367,739
American States Water Co. (G)	650	26,910
American Tower Corp., Class A, REIT	2,307	202,970
American Water Works Co., Inc.	2,590	142,657
American Woodmark Corp. (G) (J)	1,325	85,953
Ameriprise Financial, Inc.	3,495	381,409
AMERISAFE, Inc.	300	14,919
Amgen, Inc.	6,495	898,388
AMN Healthcare Services, Inc. (J)	650	19,507
Amphenol Corp., Class A	7,225	368,186
Amsurg Corp., Class A (J)	775	60,225
AmTrust Financial Services, Inc. (G)	2,540	159,969
Anadarko Petroleum Corp., Class A	3,801	229,542
Andersons, Inc.	1,450	49,387
Annaly Capital Management, Inc., REIT	5,700	56,259
ANSYS, Inc. (J)	75	6,611

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Anthem, Inc.	2,450	$ 343,000
Apogee Enterprises, Inc.	500	22,325
Apollo Education Group, Inc., Class A (J)	1,825	20,185
Apple, Inc.	60,715	6,696,864
Applied Industrial Technologies, Inc. (G)	700	26,705
Applied Materials, Inc., Class A	13,227	194,305
Aptargroup, Inc. (G)	1,025	67,609
ArcBest Corp.	2,150	55,405
Archer-Daniels-Midland Co.	23,841	988,209
Arista Networks, Inc. (G) (J)	5,782	353,801
ARRIS Group, Inc. (G) (J)	2,175	56,485
Arrow Electronics, Inc. (J)	3,975	219,738
Arthur J. Gallagher & Co.	650	26,832
Ascena Retail Group, Inc., Class B (G) (J)	2,200	30,602
Ashland, Inc.	1,700	171,054
Associated Banc-Corp. (G)	5,500	98,835
AT&T, Inc.	31,170	1,015,519
Atlas Air Worldwide Holdings, Inc. (J)	1,200	41,472
Atmel Corp.	7,625	61,534
Atmos Energy Corp.	3,450	200,721
Atwood Oceanics, Inc. (G)	925	13,699
Automatic Data Processing, Inc.	494	39,698
AutoNation, Inc. (J)	1,217	70,805
AutoZone, Inc. (J)	82	59,354
AvalonBay Communities, Inc., REIT	1,752	306,285
Avista Corp. (G)	1,500	49,875
Avnet, Inc.	4,950	211,266
Avon Products, Inc. (G)	6,725	21,856
Axiall Corp. (G)	2,302	36,118
AZZ, Inc. (G)	400	19,476
B&G Foods, Inc. (G)	200	7,290
B/E Aerospace, Inc.	125	5,488
Baker Hughes, Inc.	3,055	158,982
BancorpSouth, Inc. (G)	1,850	43,974
Bank of America Corp.	85,906	1,338,415
Bank of Hawaii Corp. (G)	1,125	71,426
Bank of New York Mellon Corp.	1,825	71,449
Bank of the Ozarks, Inc. (G)	950	41,572
Banner Corp.	300	14,331
Barnes & Noble Education, Inc. (G) (J)	419	5,325
Barnes & Noble, Inc. (G)	675	8,174
Barnes Group, Inc.	3,100	111,755
Basic Energy Services, Inc. (G) (J)	500	1,650
BB&T Corp.	1,821	64,828
BBCN Bancorp, Inc. (G)	1,300	19,526
Bel Fuse, Inc., Class B (G)	875	17,010
Belden, Inc.	675	31,516
Bemis Co., Inc.	1,675	66,280
Benchmark Electronics, Inc. (J)	5,150	112,064
Berkshire Hathaway, Inc., Class B (J)	6,791	885,546
Best Buy Co., Inc. (G)	10,956	406,687
Big 5 Sporting Goods Corp.	2,200	22,836
Big Lots, Inc. (G)	975	46,722
Bill Barrett Corp. (G) (J)	725	2,393
Bio-Rad Laboratories, Inc., Class A (J)	350	47,008
Biogen, Inc. (J)	2,034	593,542
BioMarin Pharmaceutical, Inc. (J)	844	88,890
BioMed Realty Trust, Inc., Class B, REIT	7,400	147,852
Black Hills Corp.	200	8,268
BlackRock, Inc., Class A	865	257,312
Blucora, Inc. (G) (J)	2,675	36,835
Blue Nile, Inc. (G) (J)	225	7,547
BofI Holding, Inc. (G) (J)	225	28,987
Boise Cascade Co. (J)	2,100	52,962
Boston Private Financial Holdings, Inc. (G)	1,325	15,503
Boston Properties, Inc., REIT	1,642	194,413
Boston Scientific Corp. (J)	28,861	473,609

The notes are an integral part of this report. Transamerica Series Trust	Page 33	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bottomline Technologies de, Inc. (G) (J)	550	$ 13,756
Boyd Gaming Corp. (G) (J)	1,450	23,635
Brinker International, Inc. (G)	1,200	63,204
Bristol-Myers Squibb Co.	13,955	826,136
Bristow Group, Inc. (G)	600	15,696
Brixmor Property Group, Inc., REIT (G)	5,569	130,760
Broadcom Corp., Class A	9,333	479,996
Broadridge Financial Solutions, Inc.	4,450	246,307
Brocade Communications Systems, Inc.	10,315	107,070
Brown & Brown, Inc. (G)	1,500	46,455
Brunswick Corp., Class B (G)	1,575	75,427
Buffalo Wild Wings, Inc. (G) (J)	125	24,179
Bunge, Ltd.	5,055	370,531
Cable One, Inc. (J)	385	161,477
Cabot Corp.	975	30,771
Cabot Microelectronics Corp., Class A (J)	375	14,528
Cabot Oil & Gas Corp.	6,089	133,106
CACI International, Inc., Class A (G) (J)	1,500	110,955
Cadence Design Systems, Inc. (G) (J)	4,725	97,713
Cal-Maine Foods, Inc. (G)	475	25,940
Calavo Growers, Inc. (G)	200	8,928
Caleres, Inc.	725	22,134
California Resources Corp.	4,800	12,480
Callaway Golf Co.	1,200	10,020
Cambrex Corp. (J)	1,325	52,576
Camden Property Trust, REIT	700	51,730
Cameron International Corp. (J)	5,920	363,014
Capella Education Co. (G)	250	12,380
Capital One Financial Corp.	1,941	140,761
Cardtronics, Inc. (G) (J)	225	7,358
CareTrust REIT, Inc. (G)	350	3,973
Carlisle Cos., Inc.	6,372	556,785
Carnival Corp.	471	23,409
Carpenter Technology Corp. (G)	400	11,908
Carrizo Oil & Gas, Inc. (G) (J)	750	22,905
Carter’s, Inc.	1,100	99,704
Casey’s General Stores, Inc. (G)	675	69,471
Cash America International, Inc. (G)	925	25,872
Catalent, Inc. (J)	1,575	38,272
Caterpillar, Inc. (G)	498	32,549
Cathay General Bancorp	1,375	41,195
Cato Corp., Class A	2,875	97,836
CBOE Holdings, Inc. (G)	1,375	92,235
CBRE Group, Inc., Class A (J)	25,357	811,424
CBS Corp., Class B	5,748	229,345
CDK Global, Inc.	3,375	161,257
CEB, Inc.	525	35,878
Cedar Realty Trust, Inc., REIT (G)	1,175	7,297
Celgene Corp. (J)	12,335	1,334,277
Centene Corp. (G) (J)	4,250	230,477
CenterPoint Energy, Inc.	6,945	125,288
Central Garden & Pet Co., Class A (J)	3,500	56,385
CenturyLink, Inc.	9,780	245,674
Charles River Laboratories International, Inc. (J)	950	60,344
Charles Schwab Corp.	23,781	679,185
Charter Communications, Inc., Class A (J)	1,741	306,155
Checkpoint Systems, Inc.	2,875	20,844
Cheesecake Factory, Inc. (G)	1,450	78,242
Cheniere Energy, Inc. (G) (J)	460	22,218
Chesapeake Lodging Trust, REIT	875	22,803
Chevron Corp.	10,212	805,523
Chico’s FAS, Inc. (G)	4,500	70,785
Children’s Place, Inc. (G)	2,075	119,665
Chipotle Mexican Grill, Inc., Class A (J)	134	96,513
Church & Dwight Co., Inc.	2,050	171,995
Ciena Corp. (G) (J)	1,975	40,922

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cigna Corp.	4,668	$ 630,273
Cinemark Holdings, Inc.	1,700	55,233
Cirrus Logic, Inc. (G) (J)	1,075	33,873
Cisco Systems, Inc.	17,879	469,324
Citigroup, Inc.	33,575	1,665,656
City National Corp.	500	44,030
CMS Energy Corp. (G)	4,417	156,008
Coca-Cola Co.	10,756	431,531
Coca-Cola Enterprises, Inc.	1,334	64,499
Cognizant Technology Solutions Corp., Class A (J)	8,873	555,539
Coherent, Inc. (J)	1,775	97,092
Cohu, Inc.	2,875	28,348
Columbia Banking System, Inc.	1,075	33,551
Columbia Pipeline Group, Inc.	8,785	160,678
Comcast Corp., Class A	18,662	1,061,495
Comfort Systems USA, Inc., Class A	600	16,356
Commerce Bancshares, Inc. (G)	100	4,556
Commercial Metals Co.	5,325	72,154
Community Bank System, Inc. (G)	700	26,019
Community Health Systems, Inc. (J)	3,350	143,279
CommVault Systems, Inc. (G) (J)	700	23,772
Comtech Telecommunications Corp.	225	4,637
Con-way, Inc.	3,300	156,585
Concho Resources, Inc. (G) (J)	4,504	442,743
CONMED Corp. (G)	450	21,483
Constellation Brands, Inc., Class A	2,731	341,949
Contango Oil & Gas Co., Class A (J)	225	1,710
Convergys Corp. (G)	1,625	37,554
Cooper Cos., Inc.	825	122,809
Copart, Inc. (J)	1,525	50,172
CoreLogic, Inc. (J)	1,575	58,637
CoreSite Realty Corp., REIT	600	30,864
Corning, Inc.	5,331	91,267
Corporate Office Properties Trust, REIT	1,225	25,762
Corrections Corp. of America, REIT (G)	2,150	63,511
CoStar Group, Inc. (G) (J)	1,664	287,972
Costco Wholesale Corp.	3,304	477,659
Cousins Properties, Inc., REIT (G)	4,125	38,032
Cracker Barrel Old Country Store, Inc. (G)	500	73,640
Crane Co.	2,425	113,029
Crocs, Inc. (J)	1,225	15,833
Cross Country Healthcare, Inc. (J)	1,300	17,693
Crown Holdings, Inc. (J)	5,123	234,377
CSX Corp.	11,226	301,979
Cubic Corp.	2,300	96,462
Cummins, Inc.	4,326	469,717
Curtiss-Wright Corp.	2,695	168,222
CVB Financial Corp. (G)	1,450	24,215
CVS Health Corp.	2,959	285,484
Cyberonics, Inc. (J)	450	27,351
Cynosure, Inc., Class A (G) (J)	1,450	43,558
Cytec Industries, Inc.	1,225	90,466
D.R. Horton, Inc.	3,527	103,553
Dana Holding Corp. (G)	7,050	111,954
Danaher Corp.	67	5,709
Darden Restaurants, Inc.	3,940	270,048
Darling International, Inc. (J)	1,625	18,265
Dean Foods Co. (G)	1,650	27,258
Deckers Outdoor Corp. (G) (J)	600	34,836
Delta Air Lines, Inc.	28,938	1,298,448
Deluxe Corp. (G)	900	50,166
Denbury Resources, Inc. (G)	10,880	26,547
DiamondRock Hospitality Co., REIT	17,263	190,756
Dick’s Sporting Goods, Inc. (G)	2,525	125,265
Diebold, Inc. (G)	875	26,049
Digi International, Inc. (J)	2,375	28,001

The notes are an integral part of this report. Transamerica Series Trust	Page 34	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
DineEquity, Inc. (G)	250	$ 22,915
Diodes, Inc. (G) (J)	575	12,288
Discover Financial Services	12,688	659,649
DISH Network Corp., Class A (J)	3,089	180,212
Dollar General Corp.	11,506	833,495
Domino’s Pizza, Inc. (G)	225	24,280
Dow Chemical Co.	8,137	345,009
Dr. Pepper Snapple Group, Inc.	1,746	138,021
Dril-Quip, Inc., Class A (G) (J)	566	32,953
DTS, Inc. (J)	225	6,008
Duke Realty Corp., REIT	5,250	100,012
Dunkin’ Brands Group, Inc. (G)	776	38,024
Dycom Industries, Inc. (G) (J)	550	39,798
E.I. du Pont de Nemours & Co.	6,920	333,544
Eagle Materials, Inc.	3,915	267,864
East-West Bancorp, Inc.	11,238	431,764
EastGroup Properties, Inc., REIT	150	8,127
Eastman Chemical Co.	1,522	98,504
Eaton Corp. PLC	9,879	506,793
Eaton Vance Corp. (G)	875	29,243
eBay, Inc. (J)	38,360	937,518
Edison International	6,372	401,882
El Paso Electric Co.	1,425	52,468
Electro Scientific Industries, Inc. (G)	400	1,856
Electronic Arts, Inc. (J)	10,510	712,052
Eli Lilly & Co.	8,722	729,944
EMCOR Group, Inc.	2,350	103,987
Emergent Biosolutions, Inc. (G) (J)	450	12,821
Encore Capital Group, Inc. (G) (J)	350	12,950
Energen Corp.	875	43,627
Energizer Holdings, Inc.	9,655	373,745
EnerSys	1,625	87,067
Engility Holdings, Inc.	2,025	52,204
Ensign Group, Inc.	275	11,723
Entergy Corp., Class B	5,755	374,650
Envision Healthcare Holdings, Inc. (G) (J)	7,589	279,199
EOG Resources, Inc.	3,114	226,699
Epiq Systems, Inc. (G)	525	6,783
EPR Properties, REIT (G)	775	39,967
EQT Corp.	2,175	140,875
Equifax, Inc.	1,244	120,892
Equinix, Inc., REIT	245	66,983
Equity Commonwelath, REIT (J)	2,380	64,831
Equity One, Inc., REIT	1,000	24,340
Essendant, Inc.	575	18,647
Estee Lauder Cos., Inc., Class A (G)	1,799	145,143
Evercore Partners, Inc., Class A	2,375	119,320
EW Scripps Co., Class A (G)	1,350	23,855
Exelon Corp.	10,592	314,582
ExlService Holdings, Inc. (J)	1,625	60,011
Express Scripts Holding Co. (G) (J)	3,553	287,651
Express, Inc. (G) (J)	850	15,190
Exterran Holdings, Inc.	1,075	19,350
Extra Space Storage, Inc., REIT	1,725	133,101
Exxon Mobil Corp.	15,440	1,147,964
Facebook, Inc., Class A (J)	30,426	2,735,297
Fair Isaac Corp.	575	48,587
Fairchild Semiconductor International, Inc., Class A (G) (J)	2,025	28,431
Federal Realty Investment Trust, REIT (G)	325	44,346
Federal Signal Corp.	1,000	13,710
FedEx Corp.	251	36,139
Fidelity National Information Services, Inc.	4,057	272,144
Fifth Third Bancorp	11,858	224,235
Finish Line, Inc., Class A	850	16,405
First American Financial Corp. (G)	4,400	171,908
First Cash Financial Services, Inc. (J)	125	5,008

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
First Financial Bancorp	800	$ 15,264
First Midwest Bancorp, Inc.	1,225	21,487
First NBC Bank Holding Co. (J)	300	10,512
First Niagara Financial Group, Inc.	8,050	82,190
FirstMerit Corp.	7,150	126,340
Flowers Foods, Inc. (G)	2,125	52,572
Fluidigm Corp. (G) (J)	1,779	14,428
Fluor Corp. (G)	6,813	288,531
FNB Corp. (G)	1,000	12,950
Foot Locker, Inc.	2,300	165,531
Ford Motor Co.	44,549	604,530
Fortinet, Inc. (J)	2,875	122,130
Fortune Brands Home & Security, Inc. (G)	8,644	410,331
Franklin Street Properties Corp., REIT	1,200	12,900
Freescale Semiconductor, Ltd. (G) (J)	2,160	79,013
FTI Consulting, Inc. (G) (J)	600	24,906
Fulton Financial Corp. (G)	3,525	42,652
FutureFuel Corp. (G)	4,075	40,261
GameStop Corp., Class A (G)	7,906	325,806
Gartner, Inc. (G) (J)	3,566	299,294
GATX Corp. (G)	300	13,245
General Cable Corp. (G)	3,450	41,055
General Communication, Inc., Class A (G) (J)	3,000	51,780
General Dynamics Corp.	2,790	384,880
General Electric Co.	18,435	464,931
General Motors Co.	1,116	33,502
Genesco, Inc. (J)	425	24,255
Gentex Corp.	7,225	111,987
Gentherm, Inc. (J)	150	6,738
Geo Group, Inc., REIT	1,125	33,458
Getty Realty Corp., REIT (G)	425	6,715
Gibraltar Industries, Inc. (J)	550	10,093
Gilead Sciences, Inc.	23,220	2,279,972
Global Payments, Inc.	2,200	252,406
Globe Specialty Metals, Inc.	1,125	13,646
Goldman Sachs Group, Inc.	1,927	334,836
Goodyear Tire & Rubber Co.	2,900	85,057
Government Properties Income Trust, REIT (G)	650	10,400
Graham Holdings Co., Class B	310	178,870
Great Plains Energy, Inc.	5,025	135,775
Greatbatch, Inc. (G) (J)	375	21,158
Green Dot Corp., Class A (G) (J)	725	12,760
Green Plains, Inc. (G)	1,850	36,001
Group 1 Automotive, Inc.	400	34,060
Guess?, Inc. (G)	1,075	22,962
Guidewire Software, Inc. (J)	6,209	326,469
Gulf Island Fabrication, Inc.	1,900	20,007
Gulfport Energy Corp. (J)	1,375	40,810
H&R Block, Inc.	2,890	104,618
Hain Celestial Group, Inc. (G) (J)	1,175	60,630
Halliburton Co.	6,946	245,541
Hancock Holding Co. (G)	1,350	36,517
Hanmi Financial Corp., Basis B (G)	2,400	60,480
Hanover Insurance Group, Inc.	2,275	176,767
Harman International Industries, Inc.	2,540	243,815
Harmonic, Inc. (J)	1,475	8,555
Harris Corp.	6,218	454,847
Hartford Financial Services Group, Inc.	6,440	294,823
Haverty Furniture Cos., Inc.	300	7,044
Hawaiian Electric Industries, Inc.	3,300	94,677
Hawaiian Holdings, Inc. (G) (J)	925	22,829
HCA Holdings, Inc. (J)	563	43,554
HCC Insurance Holdings, Inc.	2,225	172,371
HD Supply Holdings, Inc. (J)	11,331	324,293
Headwaters, Inc. (J)	1,200	22,560
Health Net, Inc. (J)	8,455	509,160

The notes are an integral part of this report. Transamerica Series Trust	Page 35	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Healthcare Realty Trust, Inc., REIT	1,275	$ 31,684
Heartland Payment Systems, Inc. (G)	950	59,859
Heidrick & Struggles International, Inc.	1,300	25,285
Helix Energy Solutions Group, Inc., Class A (J)	6,700	32,093
Herbalife, Ltd. (G) (J)	4,815	262,417
Herman Miller, Inc.	300	8,652
Hershey Co.	2,956	271,597
Hewlett-Packard Co.	12,287	314,670
HFF, Inc., Class A	500	16,880
Highwoods Properties, Inc., REIT	3,999	154,961
Hill-Rom Holdings, Inc.	2,675	139,073
Hilton Worldwide Holdings, Inc.	20,426	468,572
HNI Corp. (G)	700	30,030
HollyFrontier Corp.	5,425	264,957
Hologic, Inc. (J)	8,475	331,627
Home BancShares, Inc. (G)	725	29,363
Home Depot, Inc.	15,181	1,753,254
Home Properties, Inc., REIT	825	61,669
Honeywell International, Inc.	8,861	839,048
Hornbeck Offshore Services, Inc. (G) (J)	525	7,103
Hospitality Properties Trust, REIT (G)	2,400	61,392
HSN, Inc.	525	30,051
Hub Group, Inc., Class A (G) (J)	575	20,936
Hubbell, Inc., Class B	725	61,589
Humana, Inc., Class A	6,748	1,207,892
Huntington Ingalls Industries, Inc.	3,390	363,238
ICU Medical, Inc., Class B (J)	575	62,962
IDACORP, Inc. (G)	1,475	95,447
IDEX Corp. (G)	1,075	76,647
IDEXX Laboratories, Inc. (G) (J)	375	27,844
II-VI, Inc. (G) (J)	250	4,020
Illinois Tool Works, Inc., Class A	6,290	517,730
Illumina, Inc. (J)	3,144	552,778
Impax Laboratories, Inc. (G) (J)	1,125	39,611
Independent Bank Corp.	350	16,135
Ingersoll-Rand PLC	1,032	52,395
Ingram Micro, Inc., Class A	2,575	70,143
Ingredion, Inc.	6,510	568,388
Inland Real Estate Corp., REIT (G)	1,300	10,530
Innophos Holdings, Inc.	325	12,883
Innospec, Inc. (G)	425	19,767
Insight Enterprises, Inc. (J)	3,925	101,461
Insperity, Inc.	1,975	86,762
Integrated Device Technology, Inc. (J)	2,350	47,705
Intercontinental Exchange, Inc.	1,664	391,023
InterDigital, Inc. (G)	575	29,095
Interface, Inc., Class A	2,500	56,100
International Paper Co.	7,290	275,489
Intuit, Inc.	954	84,667
Invesco, Ltd.	11,391	355,741
ION Geophysical Corp. (J)	18,225	7,108
IPC Healthcare, Inc. (G) (J)	300	23,307
iRobot Corp. (G) (J)	450	13,113
ITT Corp.	3,500	117,005
Ixia (J)	4,250	61,582
J&J Snack Foods Corp. (G)	225	25,574
j2 Global, Inc. (G)	450	31,883
Jabil Circuit, Inc.	6,200	138,694
Jack in the Box, Inc.	1,850	142,524
Janus Capital Group, Inc. (G)	2,250	30,600
Jarden Corp. (G) (J)	5,200	254,176
JC Penney Co., Inc. (G) (J)	4,300	39,947
JetBlue Airways Corp. (G) (J)	7,325	188,765
John Bean Technologies Corp.	450	17,213
John Wiley & Sons, Inc., Class A	775	38,773
Johnson & Johnson	7,397	690,510

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Jones Lang LaSalle, Inc.	3,910	$ 562,141
Kaiser Aluminum Corp. (G)	450	36,112
KapStone Paper and Packaging Corp.	1,300	21,463
KB Home	1,450	19,648
KBR, Inc. (G)	2,450	40,817
Kennametal, Inc. (G)	1,300	32,357
Keurig Green Mountain, Inc. (G)	494	25,757
KeyCorp	1,860	24,199
Keysight Technologies, Inc. (J)	2,725	84,039
Kilroy Realty Corp., REIT (G)	2,600	169,416
Kimberly-Clark Corp.	3,101	338,133
Kindred Healthcare, Inc.	2,350	37,012
Kirkland’s, Inc. (G)	550	11,847
Kite Pharma, Inc. (G) (J)	2,840	158,131
Kite Realty Group Trust, REIT	5,000	119,050
KLA-Tencor Corp.	7,570	378,500
KLX, Inc. (J)	225	8,042
Koppers Holdings, Inc.	350	7,060
Korn/Ferry International	800	26,456
Kraton Performance Polymers, Inc. (J)	575	10,293
Kroger Co.	31,852	1,148,902
L-3 Communications Holdings, Inc.	2,308	241,232
La-Z-Boy, Inc.	875	23,240
LAM Research Corp.	13,755	898,614
Landstar System, Inc. (G)	725	46,016
LaSalle Hotel Properties, REIT (G)	8,071	229,136
LegacyTexas Financial Group, Inc.	650	19,812
Leidos Holdings, Inc.	10,745	443,876
Lennox International, Inc. (G)	4,388	497,292
Lexmark International, Inc., Class A	3,175	92,011
Liberty Property Trust, Series C, REIT	4,907	154,620
LifePoint Health, Inc. (J)	4,995	354,145
Lincoln Electric Holdings, Inc.	475	24,904
Lincoln National Corp.	5,289	251,016
Liquidity Services, Inc. (J)	3,950	29,191
Lithia Motors, Inc., Class A	975	105,407
Littelfuse, Inc.	375	34,181
Live Nation Entertainment, Inc. (G) (J)	3,650	87,746
LKQ Corp. (J)	3,325	94,297
LogMeIn, Inc. (G) (J)	425	28,968
Lowe’s Cos., Inc.	25,197	1,736,577
Lumentum Holdings, Inc. (J)	725	12,289
Lydall, Inc. (G) (J)	275	7,835
LyondellBasell Industries NV, Class A	8,700	725,232
Mack-Cali Realty Corp., REIT (G)	1,475	27,848
Magellan Health, Inc. (J)	950	52,658
Manpowergroup, Inc.	2,800	229,292
Marathon Oil Corp. (G)	4,110	63,294
Marathon Petroleum Corp.	9,444	437,541
MarketAxess Holdings, Inc.	600	55,728
Marriott Vacations Worldwide Corp. (G)	475	32,367
Martin Marietta Materials, Inc. (G)	654	99,375
Masco Corp.	6,406	161,303
Masimo Corp. (J)	2,475	95,436
Mastercard, Inc., Class A	10,007	901,831
Matrix Service Co. (G) (J)	2,175	48,872
Matson, Inc.	4,250	163,582
Matthews International Corp., Class A (G)	475	23,261
MAXIMUS, Inc., Class A	550	32,758
MB Financial, Inc. (G)	925	30,192
McGraw-Hill Financial, Inc.	5,424	469,176
McKesson Corp.	9,371	1,733,916
MDU Resources Group, Inc.	2,250	38,700
Medical Properties Trust, Inc., REIT	2,275	25,162
Medicines Co. (G) (J)	3,500	132,860
Medifast, Inc. (G) (J)	225	6,044
MEDNAX, Inc. (J)	425	32,636

The notes are an integral part of this report. Transamerica Series Trust	Page 36	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mentor Graphics Corp. (G)	825	$ 20,320
Merck & Co., Inc.	4,603	227,342
Meredith Corp.	600	25,548
Methode Electronics, Inc.	600	19,140
MetLife, Inc.	13,694	645,672
Mettler-Toledo International, Inc. (J)	450	128,133
Microchip Technology, Inc. (G)	920	39,643
Microsemi Corp. (J)	2,275	74,665
Microsoft Corp.	83,019	3,674,421
MicroStrategy, Inc., Class A (J)	525	103,147
Mid-America Apartment Communities, Inc., REIT	2,475	202,628
Minerals Technologies, Inc.	650	31,304
MKS Instruments, Inc.	1,050	35,207
Mohawk Industries, Inc. (J)	3,753	682,258
Molina Healthcare, Inc. (G) (J)	3,040	209,304
Molson Coors Brewing Co., Class B	4,536	376,579
Momenta Pharmaceuticals, Inc., Class B (G) (J)	5,025	82,460
Mondelez International, Inc., Class A	15,578	652,251
Monster Beverage Corp. (J)	2,490	336,499
Monster Worldwide, Inc. (G) (J)	1,225	7,865
Moog, Inc., Class A (J)	525	28,387
Morgan Stanley	20,192	636,048
Mosaic Co.	9,680	301,145
Movado Group, Inc. (G)	300	7,749
MSC Industrial Direct Co., Inc., Class A (G)	100	6,103
MSCI, Inc., Class A	3,975	236,353
Mueller Industries, Inc. (G)	950	28,101
Murphy USA, Inc. (J)	1,075	59,071
Mylan NV (J)	1,626	65,463
Nanometrics, Inc. (G) (J)	900	10,926
National Fuel Gas Co. (G)	525	26,240
National Oilwell Varco, Inc. (G)	11,789	443,856
Natus Medical, Inc. (G) (J)	525	20,711
Navigators Group, Inc. (J)	200	15,596
NBT Bancorp, Inc. (G)	600	16,164
NCR Corp. (J)	5,975	135,931
Neenah Paper, Inc. (G)	300	17,484
NetApp, Inc.	5,930	175,528
Netflix, Inc. (G) (J)	4,336	447,735
NETGEAR, Inc. (J)	575	16,773
NeuStar, Inc., Class A (G) (J)	900	24,489
New Jersey Resources Corp. (G)	4,400	132,132
New York Community Bancorp, Inc.	1,425	25,736
Newport Corp. (J)	675	9,281
NextEra Energy, Inc.	4,740	462,387
NIC, Inc.	550	9,741
Nimble Storage, Inc. (G) (J)	6,879	165,921
Nordson Corp. (G)	675	42,484
Northrop Grumman Corp.	6,477	1,074,858
NorthWestern Corp. (G)	650	34,990
NOW, Inc. (G) (J)	1,825	27,010
Nutrisystem, Inc.	400	10,608
NuVasive, Inc. (G) (J)	825	39,781
NVIDIA Corp. (G)	8,680	213,962
NVR, Inc. (J)	100	152,522
Oasis Petroleum, Inc. (G) (J)	14,480	125,686
Occidental Petroleum Corp.	13,526	894,745
Oceaneering International, Inc. (G)	1,575	61,866
Office Depot, Inc. (J)	13,900	89,238
OGE Energy Corp.	2,300	62,928
Oil States International, Inc. (J)	1,950	50,953
Old Dominion Freight Line, Inc. (J)	3,403	207,583
Old National Bancorp	350	4,876
Old Republic International Corp. (G)	4,875	76,245
Olin Corp. (G)	1,350	22,694

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
OM Group, Inc. (G)	475	$ 15,623
Omnicell, Inc. (G) (J)	550	17,105
On Assignment, Inc. (J)	700	25,830
Oracle Corp.	29,845	1,078,001
Orbital ATK, Inc.	1,525	109,602
Oshkosh Corp. (G)	1,250	45,412
OSI Systems, Inc. (J)	325	25,012
Outerwall, Inc. (G)	1,175	66,893
P.H. Glatfelter Co. (G)	700	12,054
PACCAR, Inc.	8,805	459,357
Packaging Corp. of America	1,650	99,264
PacWest Bancorp (G)	3,975	170,170
Palo Alto Networks, Inc. (G) (J)	2,077	357,244
Panera Bread Co., Class A (G) (J)	200	38,682
PAREXEL International Corp. (G) (J)	950	58,824
Park Electrochemical Corp. (G)	350	6,157
Parker-Hannifin Corp.	3,818	371,491
Parkway Properties, Inc., REIT	350	5,446
Patterson-UTI Energy, Inc. (G)	2,125	27,923
PayPal Holdings, Inc. (J)	14,059	436,391
PDC Energy, Inc. (G) (J)	200	10,602
PepsiCo, Inc.	9,504	896,227
Perry Ellis International, Inc. (J)	1,700	37,332
Pfizer, Inc.	74,843	2,350,819
PG&E Corp.	2,184	115,315
PharMerica Corp. (J)	2,975	84,698
Philip Morris International, Inc.	9,389	744,829
Phillips 66	2,325	178,653
Pilgrim’s Pride Corp. (G)	17,580	365,312
Pinnacle Financial Partners, Inc.	575	28,411
Pioneer Energy Services Corp. (J)	975	2,048
Piper Jaffray Cos. (J)	250	9,043
Pitney Bowes, Inc. (G)	12,395	246,041
Plexus Corp. (J)	525	20,255
PNC Financial Services Group, Inc.	1,990	177,508
Polaris Industries, Inc. (G)	350	41,954
Polycom, Inc. (J)	3,800	39,824
Post Holdings, Inc. (G) (J)	1,000	59,100
Post Properties, Inc., REIT	1,825	106,379
Potlatch Corp., REIT	2,350	67,656
PPG Industries, Inc.	4,055	355,583
PPL Corp.	4,842	159,253
Prestige Brands Holdings, Inc. (G) (J)	825	37,257
Priceline Group, Inc. (J)	463	572,666
PrivateBancorp, Inc., Class A	1,100	42,163
Procter & Gamble Co.	12,824	922,559
Progress Software Corp. (J)	4,350	112,360
Prologis, Inc., Class A, REIT	6,027	234,450
Prosperity Bancshares, Inc. (G)	750	36,832
Provident Financial Services, Inc.	900	17,550
Prudential Financial, Inc.	3,796	289,293
PS Business Parks, Inc., REIT	300	23,814
PTC, Inc. (J)	4,375	138,862
Public Service Enterprise Group, Inc.	15,378	648,336
Public Storage, REIT	218	46,135
PulteGroup, Inc.	8,896	167,868
PVH Corp.	21	2,141
Quaker Chemical Corp. (G)	200	15,416
QUALCOMM, Inc.	1,286	69,097
Quality Systems, Inc. (G)	725	9,048
Questar Corp.	4,530	87,927
QuinStreet, Inc. (G) (J)	2,925	16,234
R.R. Donnelley & Sons Co. (G)	13,425	195,468
Rackspace Hosting, Inc. (J)	1,375	33,935
Ralph Lauren Corp., Class A	1,289	152,308
Range Resources Corp. (G)	6,622	212,699
Raymond James Financial, Inc.	3,925	194,798

The notes are an integral part of this report. Transamerica Series Trust	Page 37	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Red Robin Gourmet Burgers, Inc. (G) (J)	225	$ 17,042
Regal Beloit Corp.	2,000	112,900
Regency Centers Corp., REIT	1,500	93,225
Regeneron Pharmaceuticals, Inc., Class A (J)	1,450	674,453
Reinsurance Group of America, Inc., Class A	1,025	92,855
Reliance Steel & Aluminum Co.	2,775	149,878
ResMed, Inc.	2,300	117,208
Resources Connection, Inc.	2,050	30,894
Retail Opportunity Investments Corp., REIT	1,450	23,983
Reynolds American, Inc., Class A	11,938	528,495
RLJ Lodging Trust, REIT (G)	3,435	86,802
Rofin-Sinar Technologies, Inc. (J)	475	12,317
Rogers Corp. (G) (J)	250	13,295
Ross Stores, Inc.	736	35,674
Rovi Corp. (J)	1,375	14,424
Rowan Cos. PLC, Class A	2,075	33,511
Royal Caribbean Cruises, Ltd., Class A (G)	3,905	347,896
Royal Gold, Inc.	375	17,618
RPM International, Inc.	3,750	157,087
Ruby Tuesday, Inc. (J)	1,050	6,521
Rudolph Technologies, Inc. (J)	550	6,848
Ruth’s Hospitality Group, Inc.	6,425	104,342
Ryland Group, Inc. (G)	750	30,623
Sanderson Farms, Inc. (G)	1,500	102,855
SanDisk Corp. (G)	3,430	186,352
Sanmina Corp. (J)	2,600	55,562
Saul Centers, Inc., REIT	200	10,350
Schlumberger, Ltd.	4,125	284,501
Scholastic Corp.	425	16,558
Schweitzer-Mauduit International, Inc. (G)	1,775	61,024
Science Applications International Corp.	2,550	102,535
Scotts Miracle-Gro Co., Class A	2,250	136,845
Sealed Air Corp., Class A	8,025	376,212
SEI Investments Co.	5,125	247,179
Select Comfort Corp. (J)	875	19,145
Selective Insurance Group, Inc. (G)	925	28,731
Seneca Foods Corp., Class A (J)	525	13,834
Senior Housing Properties Trust, REIT	3,125	50,625
ServiceMaster Global Holdings, Inc. (J)	1,420	47,641
ServiceNow, Inc. (G) (J)	3,963	275,230
Sherwin-Williams Co.	1,707	380,285
Signature Bank (J)	3,489	479,947
Silgan Holdings, Inc.	1,075	55,943
Simmons First National Corp., Class A (G)	625	29,956
Simon Property Group, Inc., REIT	1,829	336,024
Sirona Dental Systems, Inc. (J)	1,950	182,013
Skechers U.S.A., Inc., Class A (J)	800	107,264
SLM Corp. (J)	6,725	49,765
SM Energy Co. (G)	1,150	36,846
SolarCity Corp. (G) (J)	3,366	143,762
SolarWinds, Inc. (G) (J)	1,100	43,164
Solera Holdings, Inc.	1,150	62,100
Sonoco Products Co.	1,050	39,627
Southwest Airlines Co.	8,265	314,401
Southwest Gas Corp.	875	51,030
Sovran Self Storage, Inc., REIT	500	47,150
SpartanNash Co.	3,625	93,706
Spirit Aerosystems Holdings, Inc., Class A (J)	7,630	368,834
Spok Holdings, Inc.	1,525	25,102
Sprouts Farmers Market, Inc. (G) (J)	11,087	233,936
SPX Corp.	2,074	24,722
SPX FLOW, Inc. (J)	2,074	71,408
Stamps.com, Inc. (J)	225	16,652
StanCorp Financial Group, Inc., Class A	150	17,130

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Standex International Corp.	225	$ 16,954
Starbucks Corp.	16,920	961,733
State Street Corp.	2,757	185,298
Steel Dynamics, Inc.	8,225	141,305
Stepan Co.	1,825	75,938
Stericycle, Inc. (J)	3,019	420,577
Sterling Bancorp	1,925	28,625
Steven Madden, Ltd., Class B (G) (J)	1,325	48,521
Stewart Information Services Corp.	325	13,296
Stifel Financial Corp. (J)	975	41,047
Stone Energy Corp. (G) (J)	2,100	10,416
Stryker Corp.	3,809	358,427
Sturm Ruger & Co., Inc.	275	16,140
Summit Hotel Properties, Inc., REIT	3,050	35,593
SunEdison, Inc. (G) (J)	2,575	18,489
Superior Energy Services, Inc. (G)	5,225	65,992
SUPERVALU, Inc. (J)	7,775	55,824
SVB Financial Group (J)	1,972	227,845
Sykes Enterprises, Inc. (J)	3,525	89,887
Synaptics, Inc. (G) (J)	600	49,476
Synchrony Financial (G) (J)	46	1,440
SYNNEX Corp.	475	40,403
Synopsys, Inc. (G) (J)	5,200	240,136
Synovus Financial Corp.	5,275	156,140
T-Mobile US, Inc. (J)	563	22,413
Take-Two Interactive Software, Inc. (G) (J)	3,850	110,610
Tanger Factory Outlet Centers, Inc., REIT (G)	1,550	51,103
Target Corp.	18,329	1,441,759
Taubman Centers, Inc., REIT	2,225	153,703
TCF Financial Corp.	2,775	42,069
TD Ameritrade Holding Corp.	3,115	99,182
Tech Data Corp. (G) (J)	550	37,675
Teledyne Technologies, Inc. (J)	600	54,180
Telephone & Data Systems, Inc.	4,525	112,944
Tempur Sealy International, Inc. (J)	1,000	71,430
Tennant Co.	325	18,259
Teradyne, Inc.	18,075	325,531
Terex Corp.	3,150	56,511
Tesco Corp., Class B (G)	500	3,570
Tesla Motors, Inc. (G) (J)	1,576	391,478
Tesoro Corp.	2,635	256,227
Tetra Tech, Inc.	4,475	108,787
Texas Capital Bancshares, Inc. (G) (J)	325	17,037
Texas Instruments, Inc.	11,126	550,960
Texas Roadhouse, Inc., Class A (G)	1,025	38,130
Thermo Fisher Scientific, Inc.	1,952	238,691
Thor Industries, Inc.	750	38,850
Tidewater, Inc. (G)	850	11,169
Tiffany & Co.	1,240	95,753
Time Warner Cable, Inc.	956	171,478
Time Warner, Inc.	23,378	1,607,237
Time, Inc.	1,775	33,814
Timken Co.	1,325	36,424
TJX Cos., Inc.	7,159	511,296
Toll Brothers, Inc. (J)	11,985	410,366
Tompkins Financial Corp. (G)	200	10,672
Towers Watson & Co., Class A	1,075	126,183
Travelers Cos., Inc.	3,345	332,928
Trimble Navigation, Ltd. (J)	3,500	57,470
Trinity Industries, Inc. (G)	2,775	62,909
Triumph Group, Inc. (G)	600	25,248
TrueBlue, Inc. (J)	2,500	56,175
TrustCo Bank Corp. (G)	1,500	8,760
Trustmark Corp., Class A (G)	1,350	31,280
Tupperware Brands Corp. (G)	750	37,117
Twenty-First Century Fox, Inc., Class A	23,638	637,753
Tyson Foods, Inc., Class A (G)	4,340	187,054

The notes are an integral part of this report. Transamerica Series Trust	Page 38	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
U.S. Steel Corp. (G)	2,409	$ 25,102
UDR, Inc., REIT (G)	4,200	144,816
UGI Corp.	17,752	618,125
UIL Holdings Corp.	950	47,756
Ulta Salon Cosmetics & Fragrance, Inc. (J)	3,147	514,062
Ultratech, Inc. (G) (J)	425	6,809
UMB Financial Corp. (G)	625	31,756
Umpqua Holdings Corp. (G)	5,125	83,537
Union Pacific Corp.	8,820	779,776
Unit Corp. (G) (J)	700	7,882
United Community Banks, Inc.	700	14,308
United Continental Holdings, Inc. (J)	6,305	334,480
United Fire Group, Inc.	650	22,783
United Technologies Corp.	10,383	923,983
United Therapeutics Corp. (G) (J)	1,300	170,612
UnitedHealth Group, Inc.	13,971	1,620,776
Universal Corp. (G)	375	18,589
Universal Electronics, Inc. (G) (J)	1,825	76,705
Universal Forest Products, Inc.	325	18,746
Universal Health Realty Income Trust, REIT	200	9,388
Universal Insurance Holdings, Inc. (G)	550	16,247
Urstadt Biddle Properties, Inc., Class A, REIT	375	7,028
Valero Energy Corp.	20,518	1,233,132
Valspar Corp. (G)	1,225	88,053
VCA, Inc. (J)	3,275	172,429
Vectren Corp.	3,175	133,382
Veeva Systems, Inc., Class A (G) (J)	9,013	210,994
VeriFone Systems, Inc. (G) (J)	12,707	352,365
VeriSign, Inc. (G) (J)	5,435	383,494
Veritiv Corp. (G) (J)	1,200	44,688
Verizon Communications, Inc.	24,540	1,067,735
Vertex Pharmaceuticals, Inc. (J)	5,320	554,025
VF Corp.	5,593	381,499
Viacom, Inc., Class B	1,497	64,596
Viad Corp.	325	9,422
Virtus Investment Partners, Inc. (G)	125	12,563
Visa, Inc., Class A (G)	35,185	2,450,987
Vishay Intertechnology, Inc. (G)	2,350	22,772
Vista Outdoor, Inc. (J)	1,050	46,651
Vitamin Shoppe, Inc. (G) (J)	275	8,976
Vornado Realty Trust, Class A, REIT	2,080	188,074
VOXX International Corp., Class A (G) (J)	1,350	10,017
Voya Financial, Inc.	3,200	124,064
Vulcan Materials Co.	739	65,919
Wabtec Corp.	1,675	147,484
Waddell & Reed Financial, Inc., Class A (G)	1,375	47,809
Wal-Mart Stores, Inc.	1,471	95,380
Walker & Dunlop, Inc. (G) (J)	500	13,040
Waste Connections, Inc.	2,988	145,157
Watsco, Inc.	2,959	350,582
Watts Water Technologies, Inc., Class A (G)	200	10,564
Wayfair, Inc., Class A (G) (J)	6,728	235,884
Webster Financial Corp.	1,450	51,663
Weingarten Realty Investors, REIT	2,025	67,048
WellCare Health Plans, Inc. (G) (J)	725	62,480
Wells Fargo & Co.	62,476	3,208,143
West Pharmaceutical Services, Inc.	150	8,118
Western Refining, Inc.	1,100	48,532
Western Union Co. (G)	7,320	134,395
WestRock Co.	2,494	128,291
WEX, Inc. (J)	650	56,446
WGL Holdings, Inc. (G)	150	8,651
Whirlpool Corp.	1,600	235,616
WhiteWave Foods Co., Class A (J)	2,825	113,424
Williams-Sonoma, Inc., Class A (G)	1,375	104,981
Wilshire Bancorp, Inc. (G)	900	9,459

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Wintrust Financial Corp.	775	$ 41,408
Wolverine World Wide, Inc. (G)	9,755	211,098
Workday, Inc., Class A (G) (J)	3,268	225,034
World Fuel Services Corp.	1,275	45,645
Worthington Industries, Inc. (G)	875	23,170
WP GLIMCHER, Inc., REIT	2,675	31,191
WPX Energy, Inc. (G) (J)	14,815	98,075
WR Berkley Corp.	1,525	82,914
Xcel Energy, Inc.	11,765	416,599
Zebra Technologies Corp., Class A (G) (J)	825	63,154

		177,045,467

Total Common Stocks (Cost $255,639,710)		242,055,644

CONVERTIBLE PREFERRED STOCK - 0.0% (A)
Germany - 0.0% (A)
Volkswagen AG
4.63% (K)	629	69,094

Total Convertible Preferred Stock (Cost $133,869)		69,094

PREFERRED STOCK - 0.0% (A)
Germany - 0.0% (A)
Henkel AG & Co. KGaA
1.41% (K)	3,549	365,531

Total Preferred Stock (Cost $415,654)		365,531

INVESTMENT COMPANIES - 3.9%
United States - 3.9%
JPMorgan High Yield Fund (L)	1,640,473	11,647,355
JPMorgan Value Advantage Fund (L)	1,280,200	35,474,337

Total Investment Companies (Cost $50,305,511)		47,121,692

MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	7,788	337,220

Total Master Limited Partnership (Cost $413,503)		337,220

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.02%, 11/12/2015 (I) (K)	$ 410,000	410,006
0.08%, 01/21/2016 (I) (K)	10,000	10,000
0.12%, 04/28/2016 (G) (I) (K)	175,000	174,932

Total Short-Term U.S. Government Obligations (Cost $594,772)		594,938

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (K)	35,376,204	35,376,204

Total Securities Lending Collateral (Cost $35,376,204)		35,376,204

The notes are an integral part of this report. Transamerica Series Trust	Page 39	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.2%

State Street Bank & Trust Co. 0.01% (K), dated 09/30/2015, to be repurchased at $50,527,083 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $51,541,200.

	$ 50,527,069	$ 50,527,069

Total Repurchase Agreement (Cost $50,527,069)		50,527,069

Total Investments (Cost $1,251,688,407) (M)		1,241,817,732
Net Other Assets (Liabilities) - (3.8)%		(46,011,092)

Net Assets - 100.0%		$ 1,195,806,640

FUTURES CONTRACTS: (N)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	51	12/31/2015	$ 4,219	$ —
5-Year U.S. Treasury Note	Long	52	12/31/2015	20,399	—
10-Year Australian Treasury Bond	Long	115	12/15/2015	49,095	—
10-Year Canadian Government Bond	Short	(155)	12/18/2015	242,500	—
10-Year U.S. Treasury Note	Long	98	12/21/2015	104,169	—
10-Year U.S. Treasury Note	Short	(300)	12/21/2015	—	(380,386)
EURO STOXX 50® Index	Long	238	12/18/2015	—	(175,363)
FTSE 100 Index	Short	(80)	12/18/2015	83,427	—
Hang Seng Index	Short	(105)	10/29/2015	119,225	—
Russell 2000® Mini Index	Long	2	12/18/2015	—	(11,624)
S&P 500® E-Mini	Long	329	12/18/2015	—	(675,101)
S&P Midcap 400 E-Mini Index	Long	5	12/18/2015	—	(17,395)
S&P/TSX 60 Index	Short	(44)	12/17/2015	28,957	—
TOPIX Index	Long	81	12/10/2015	—	(330,896)
U.S. Treasury Bond	Long	93	12/21/2015	42,836	—
U.S. Treasury Bond	Short	(46)	12/21/2015	—	(8,126)

Total				$ 694,827	$ (1,598,891)

The notes are an integral part of this report. Transamerica Series Trust	Page 40	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	18.5%	$ 229,715,445
U.S. Government Obligations	14.6	181,095,327
Asset-Backed Securities	8.0	98,767,790
Capital Markets	6.0	74,094,202
Banks	4.8	59,539,076
Mortgage-Backed Securities	3.8	47,219,172
Diversified Financial Services	3.3	40,645,283
Oil, Gas & Consumable Fuels	2.6	32,526,292
Electric Utilities	1.8	22,123,640
Insurance	1.7	20,641,537
Media	1.5	18,919,456
Pharmaceuticals	1.5	18,849,836
Diversified Telecommunication Services	1.4	17,298,520
Health Care Providers & Services	1.3	16,583,471
Biotechnology	1.3	15,659,514
Real Estate Investment Trusts	1.1	14,136,754
Software	1.1	13,995,239
Technology Hardware, Storage & Peripherals	0.9	11,672,123
Energy Equipment & Services	0.9	11,049,083
Specialty Retail	0.8	10,502,792
IT Services	0.8	10,260,545
Food & Staples Retailing	0.8	9,588,709
Food Products	0.7	8,908,550
Chemicals	0.7	8,872,687
Internet Software & Services	0.7	8,480,455
Beverages	0.7	8,310,676
Aerospace & Defense	0.6	8,039,353
Foreign Government Obligations	0.6	7,837,141
Tobacco	0.6	7,601,935
Semiconductors & Semiconductor Equipment	0.6	7,084,615
Consumer Finance	0.6	6,983,905
Multi-Utilities	0.5	6,653,462
Road & Rail	0.5	6,635,377
Metals & Mining	0.5	6,291,781
Automobiles	0.5	6,241,066
Health Care Equipment & Supplies	0.4	5,445,282
Machinery	0.4	5,307,430
Communications Equipment	0.4	4,520,328
Multiline Retail	0.4	4,456,226

The notes are an integral part of this report. Transamerica Series Trust	Page 41	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Internet & Catalog Retail	0.4%		$ 4,346,230
Commercial Services & Supplies	0.4		4,321,575
Hotels, Restaurants & Leisure	0.3		3,938,454
Electronic Equipment, Instruments & Components	0.3		3,905,917
Airlines	0.3		3,774,298
Industrial Conglomerates	0.3		3,569,539
Household Durables	0.3		3,482,927
Wireless Telecommunication Services	0.2		2,915,629
Trading Companies & Distributors	0.2		2,891,954
Household Products	0.2		2,826,897
Gas Utilities	0.2		2,638,809
Real Estate Management & Development	0.2		2,396,358
Electrical Equipment	0.2		2,139,780
Building Products	0.2		2,126,602
Life Sciences Tools & Services	0.2		1,990,898
Textiles, Apparel & Luxury Goods	0.1		1,821,214
Construction & Engineering	0.1		1,500,861
Transportation Infrastructure	0.1		1,362,907
Auto Components	0.1		1,282,192
Containers & Packaging	0.1		1,142,978
Personal Products	0.1		1,110,025
Professional Services	0.1		992,755
Independent Power and Renewable Electricity Producers	0.1		960,934
Construction Materials	0.1		850,542
Paper & Forest Products	0.1		746,060
Air Freight & Logistics	0.1		735,823
Diversified Consumer Services	0.1		716,480
Municipal Government Obligations	0.0	(A)	442,594
Water Utilities	0.0	(A)	439,783
Marine	0.0	(A)	375,805
Health Care Technology	0.0	(A)	326,117
Distributors	0.0	(A)	310,767
Leisure Products	0.0	(A)	287,669
Thrifts & Mortgage Finance	0.0	(A)	94,073

Investments, at Value	93.0		1,155,319,521
Short-Term Investments	7.0		86,498,211

Total Investments	100.0%		$ 1,241,817,732

The notes are an integral part of this report. Transamerica Series Trust	Page 42	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$98,053,728	$714,062	$98,767,790
Convertible Bond	—	101,571	—	101,571
Corporate Debt Securities	—	300,191,300	—	300,191,300
Foreign Government Obligations	—	7,837,141	—	7,837,141
Mortgage-Backed Securities	—	47,219,172	—	47,219,172
Municipal Government Obligations	—	442,594	—	442,594
U.S. Government Agency Obligations	—	229,715,445	—	229,715,445
U.S. Government Obligations	—	181,095,327	—	181,095,327
Common Stocks	185,762,957	56,292,687	—	242,055,644
Convertible Preferred Stock	—	69,094	—	69,094
Preferred Stock	—	365,531	—	365,531
Investment Companies	47,121,692	—	—	47,121,692
Master Limited Partnership	337,220	—	—	337,220
Short-Term U.S. Government Obligations	—	594,938	—	594,938
Securities Lending Collateral	35,376,204	—	—	35,376,204
Repurchase Agreement	—	50,527,069	—	50,527,069

Total Investments	$268,598,073	$972,505,597	$714,062	$1,241,817,732

Other Financial Instruments
Futures Contracts (Q)	$694,827	$—	$—	$694,827

Total Other Financial Instruments	$694,827	$—	$—	$694,827

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(1,598,891)	$—	$—	$(1,598,891)

Total Other Financial Instruments	$(1,598,891)	$—	$—	$(1,598,891)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $116,508,887, representing 9.7% of the Portfolio’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $3,323,760, representing 0.3% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $714,062, representing 0.1% of the Portfolio’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)

All or a portion of the security is on loan. The total value of all securities on loan is $34,577,639. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Perpetual maturity. The date displayed is the next call date.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $7,318,431.

(J)	Non-income producing security.
(K)	Rate disclosed reflects the yield at September 30, 2015.
(L)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(M)

Aggregate cost for federal income tax purposes is $1,251,688,407. Aggregate gross unrealized appreciation and depreciation for all securities is $23,644,004 and $33,514,679, respectively. Net unrealized depreciation for tax purposes is $9,870,675.

(N)	Cash in the amount of $130,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(O)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 43	September 30, 2015 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 44	September 30, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 75.9%
Capital Markets - 73.3%
iShares 20+ Year Treasury Bond ETF (A)	868,843	$ 107,336,864
iShares Core S&P 500 ETF (A)	980,953	189,039,453
iShares Core U.S. Aggregate Bond ETF	817,013	89,528,284
iShares MSCI EAFE ETF	518,030	29,693,480
SPDR S&P 500 ETF Trust (A)	246,603	47,256,533
Vanguard Total Bond Market ETF	4,438,703	363,662,937

		826,517,551

Growth - Small Cap - 2.6%
Vanguard Small-Cap ETF	271,871	29,348,474

Total Exchange-Traded Funds (Cost $867,648,322)		855,866,025

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.4%
Put - S&P 500®
Exercise Price $1,600.00
Expires 12/16/2016	309	2,552,340
Put - S&P 500®
Exercise Price $1,650.00
Expires 12/16/2016	350	3,314,500
Put - S&P 500®
Exercise Price $1,700.00
Expires 12/16/2016	386	4,166,870
Put - S&P 500®
Exercise Price $1,725.00
Expires 12/16/2016	23	265,420
Put - S&P 500®
Exercise Price $1,750.00
Expires 12/16/2016	315	3,879,225
Put - S&P 500®
Exercise Price $1,775.00
Expires 12/16/2016	30	394,650
Put - S&P 500®
Exercise Price $1,800.00
Expires 12/16/2016	96	1,341,600
Put - S&P 500®
Exercise Price $1,850.00
Expires 12/16/2016	36	573,120

Total Exchange-Traded Options Purchased (Cost $13,234,629)		16,487,725

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	163,756,715	163,756,715

Total Securities Lending Collateral (Cost $163,756,715)		163,756,715

	Principal	Value
REPURCHASE AGREEMENT - 18.2%

State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $204,903,067 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.63% - 3.13%, due 03/31/2019 - 08/15/2024, and with a value of $209,004,365.

	$ 204,903,010	$ 204,903,010

Total Repurchase Agreement (Cost $204,903,010)		204,903,010

Total Investments (Cost $1,249,542,676) (C)		1,241,013,475
Net Other Assets (Liabilities) - (10.0)%		(113,122,732)

Net Assets - 100.0%		$ 1,127,890,743

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$855,866,025	$—	$—	$855,866,025
Exchange-Traded Options Purchased	16,487,725	—	—	16,487,725
Securities Lending Collateral	163,756,715	—	—	163,756,715
Repurchase Agreement	—	204,903,010	—	204,903,010

Total Investments	$1,036,110,465	$204,903,010	$—	$1,241,013,475

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $160,365,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $1,249,542,676. Aggregate gross unrealized appreciation and depreciation for all securities is $9,777,845 and $18,307,046, respectively. Net unrealized depreciation for tax purposes is $8,529,201.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 66.4%
Capital Markets - 62.8%
iShares 20+ Year Treasury Bond ETF (A)	251,202	$ 31,033,495
iShares Core S&P 500 ETF (A)	664,966	128,145,598
iShares Core U.S. Aggregate Bond ETF	241,861	26,503,128
iShares MSCI EAFE ETF (A)	351,046	20,121,957
SPDR S&P 500 ETF Trust (A)	167,186	32,037,853
Vanguard Total Bond Market ETF	1,294,184	106,032,495

		343,874,526

Growth - Small Cap - 3.6%
Vanguard Small-Cap ETF (A)	184,384	19,904,253

Total Exchange-Traded Funds (Cost $377,555,679)		363,778,779

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 2.1%
Put - S&P 500®
Exercise Price $1,600.00
Expires 12/16/2016	211	1,742,860
Put - S&P 500®
Exercise Price $1,650.00
Expires 12/16/2016	235	2,225,450
Put - S&P 500®
Exercise Price $1,700.00
Expires 12/16/2016	266	2,871,470
Put - S&P 500®
Exercise Price $1,725.00
Expires 12/16/2016	20	230,800
Put - S&P 500®
Exercise Price $1,750.00
Expires 12/16/2016	208	2,561,520
Put - S&P 500®
Exercise Price $1,775.00
Expires 12/16/2016	32	420,960
Put - S&P 500®
Exercise Price $1,800.00
Expires 12/16/2016	72	1,006,200
Put - S&P 500®
Exercise Price $1,850.00
Expires 12/16/2016	30	477,600

Total Exchange-Traded Options Purchased (Cost $9,174,152)		11,536,860

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	127,771,416	127,771,416

Total Securities Lending Collateral (Cost $127,771,416)		127,771,416

Principal	Value
REPURCHASE AGREEMENT - 24.9%

State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $136,757,961 on 10/01/2015. Collateralized by U.S. Government Obligations, 2.25% - 3.63%, due 08/15/2019 - 08/15/2024, and with a total value of $139,499,477.

$ 136,757,923	$ 136,757,923

Total Repurchase Agreement (Cost $136,757,923)	136,757,923

Total Investments (Cost $651,259,170) (C)	639,844,978
Net Other Assets (Liabilities) - (16.7)%	(91,686,185)

Net Assets - 100.0%	$ 548,158,793

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$363,778,779	$—	$—	$363,778,779
Exchange-Traded Options Purchased	11,536,860	—	—	11,536,860
Securities Lending Collateral	127,771,416	—	—	127,771,416
Repurchase Agreement	—	136,757,923	—	136,757,923

Total Investments	$503,087,055	$136,757,923	$—	$639,844,978

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $125,124,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $651,259,170. Aggregate gross unrealized appreciation and depreciation for all securities is $3,627,234 and $15,041,426, respectively. Net unrealized depreciation for tax purposes is $11,414,192.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
Capital Markets - 50.3%
Madison Core Bond Fund (A)	1,972,494	$ 19,863,016
Madison Covered Call & Equity Income Fund (A)	131,835	1,181,242
Madison International Stock Fund (A)	741,459	9,157,014
Madison Investors Fund (A)	148,920	2,982,868
Madison Large Cap Growth Fund (A)	347,399	7,392,659
Madison Large Cap Value Fund (A)	484,009	7,511,815

		48,088,614

Fixed Income - 32.8%
Transamerica Bond (B)	632,683	6,162,335
Transamerica Core Bond (B)	1,770,553	17,794,061
Transamerica PIMCO Total Return VP (C)	364,044	4,019,046
Transamerica Short-Term Bond (B)	335,901	3,362,364

		31,337,806

U.S. Equity - 13.8%
Transamerica JPMorgan Enhanced Index VP (C)	458,666	7,269,849
Transamerica Systematic Small/Mid Cap Value VP (C)	324,571	5,877,987

		13,147,836

Total Investment Companies (Cost $98,018,769)		92,574,256

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $2,955,571 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $3,016,225.	$ 2,955,570	2,955,570

Total Repurchase Agreement (Cost $2,955,570)		2,955,570

Total Investments (Cost $100,974,339) (E)		95,529,826
Net Other Assets (Liabilities) - (0.0)% (F)		(8,232)

Net Assets - 100.0%		$ 95,521,594

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$92,574,256	$—	$—	$92,574,256
Repurchase Agreement	—	2,955,570	—	2,955,570

Total Investments	$92,574,256	$2,955,570	$—	$95,529,826

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $100,974,339. Aggregate gross unrealized depreciation for all securities is $5,444,513.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
Capital Markets - 44.7%
Madison Core Bond Fund (A)	1,844,638	$ 18,575,502
Madison Covered Call & Equity Income Fund (A)	113,588	1,017,751
Madison High Quality Bond Fund (A)	257,654	2,847,073
Madison International Stock Fund (A)	287,940	3,556,057
Madison Investors Fund (A)	76,550	1,533,297
Madison Large Cap Growth Fund (A)	129,024	2,745,621
Madison Large Cap Value Fund (A)	201,644	3,129,512

		33,404,813

Fixed Income - 45.9%
Transamerica Bond (B)	588,989	5,736,754
Transamerica Core Bond (B)	1,852,619	18,618,823
Transamerica PIMCO Total Return VP (C)	490,143	5,411,181
Transamerica Short-Term Bond (B)	451,114	4,515,647

		34,282,405

U.S. Equity - 6.4%
Transamerica JPMorgan Enhanced Index VP (C)	176,172	2,792,329
Transamerica Systematic Small/Mid Cap Value VP (C)	111,657	2,022,103

		4,814,432

Total Investment Companies (Cost $74,939,897)		72,501,650

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $2,322,298 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $2,373,381.	$ 2,322,298	2,322,298

Total Repurchase Agreement (Cost $2,322,298)		2,322,298

Total Investments (Cost $77,262,195) (E)		74,823,948
Net Other Assets (Liabilities) - (0.1)%		(45,179)

Net Assets - 100.0%		$ 74,778,769

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$72,501,650	$—	$—	$72,501,650
Repurchase Agreement	—	2,322,298	—	2,322,298

Total Investments	$72,501,650	$2,322,298	$—	$74,823,948

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $77,262,195. Aggregate gross unrealized depreciation for all securities is $2,438,247.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 38.9%
Aerospace & Defense - 1.9%
Boeing Co. (A)	10,062	$ 1,317,619
United Technologies Corp.	8,057	716,992

		2,034,611

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	14,153	1,396,760

Banks - 2.9%
BB&T Corp.	18,375	654,150
US Bancorp (A)	28,081	1,151,602
Wells Fargo & Co.	25,002	1,283,853

		3,089,605

Beverages - 1.7%
Coca-Cola Co.	25,651	1,029,118
PepsiCo, Inc.	8,558	807,020

		1,836,138

Biotechnology - 0.6%
Amgen, Inc.	4,493	621,472

Capital Markets - 0.5%
Northern Trust Corp. (A)	8,108	552,641

Chemicals - 0.8%
Praxair, Inc. (A)	8,070	822,010

Commercial Services & Supplies - 0.8%
Waste Management, Inc. (A)	15,984	796,163

Communications Equipment - 0.5%
Cisco Systems, Inc.	19,400	509,250

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	29,465	1,282,022

Electric Utilities - 1.0%
Duke Energy Corp. (A)	15,110	1,087,013

Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	9,103	627,834

Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	9,461	613,451

Food Products - 4.0%
General Mills, Inc. (A)	18,820	1,056,367
J.M. Smucker, Co. (A)	11,259	1,284,539
Mondelez International, Inc., Class A	19,390	811,859
Nestle SA, ADR	14,760	1,110,543

		4,263,308

Health Care Equipment & Supplies - 0.8%
Medtronic PLC (A)	12,021	804,686

Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc. (A)	10,550	648,508

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp. (A)	18,371	1,810,095

Household Products - 1.2%
Procter & Gamble Co. (A)	17,500	1,258,950

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.3%
3M Co. (A)	3,041	$ 431,123
General Electric Co. (A)	38,550	972,231

		1,403,354

Insurance - 2.3%
MetLife, Inc.	13,395	631,574
Travelers Cos., Inc. (A)	17,700	1,761,681

		2,393,255

IT Services - 1.8%
Accenture PLC, Class A (A)	15,025	1,476,357
Automatic Data Processing, Inc. (A)	5,965	479,347

		1,955,704

Media - 0.4%
Omnicom Group, Inc. (A)	6,755	445,154

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp. (A)	9,791	772,314
Exxon Mobil Corp. (A)	15,218	1,131,458
Marathon Petroleum Corp.	10,190	472,103
Occidental Petroleum Corp.	4,979	329,361

		2,705,236

Pharmaceuticals - 4.1%
Johnson & Johnson	15,051	1,405,011
Merck & Co., Inc. (A)	18,471	912,283
Novartis AG, ADR	5,482	503,905
Pfizer, Inc.	49,388	1,551,277

		4,372,476

Semiconductors & Semiconductor Equipment - 1.6%
Linear Technology Corp. (A)	19,016	767,296
Texas Instruments, Inc. (A)	17,760	879,475

		1,646,771

Software - 0.9%
Microsoft Corp.	22,270	985,670

Specialty Retail - 1.3%
Home Depot, Inc.	11,580	1,337,374

Total Common Stocks (Cost $38,902,662)		41,299,511

	Principal	Value
ASSET-BACKED SECURITIES - 1.7%
Ally Master Owner Trust
Series 2014-4, Class A2
1.43%, 06/17/2019	$ 225,000	225,398
CarMax Auto Owner Trust
Series 2015-1, Class A2
0.88%, 03/15/2018	242,676	242,801
CNH Equipment Trust
Series 2014-A, Class A3
0.84%, 05/15/2019	175,000	174,844
Ford Credit Auto Owner Trust
Series 2014-A, Class A3
0.79%, 05/15/2018	195,619	195,611
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A4
0.90%, 12/16/2019	325,000	325,002

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2013-3, Class B
1.19%, 05/15/2018	$ 125,000	$ 125,005
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	252,254
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/2017	150,000	149,997
Volvo Financial Equipment LLC
Series 2014-1A, Class A3
0.82%, 04/16/2018 (B)	125,000	124,808

Total Asset-Backed Securities (Cost $1,817,837)		1,815,720

CORPORATE DEBT SECURITIES - 23.0%
Automobiles - 0.4%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 (B)	450,000	459,458

Banks - 2.4%
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	301,229
Huntington National Bank
2.20%, 04/01/2019	400,000	400,291
KeyCorp
Series MTN
5.10%, 03/24/2021	750,000	829,856
US Bancorp
Series MTN
1.95%, 11/15/2018	500,000	505,216
Wells Fargo & Co.
Series MTN
3.50%, 03/08/2022	500,000	516,867

		2,553,459

Beverages - 0.5%
Coca-Cola Co.
2.45%, 11/01/2020	500,000	508,529

Biotechnology - 0.4%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	426,621

Capital Markets - 0.7%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	500,000	573,845
Morgan Stanley
2.80%, 06/16/2020	225,000	226,273

		800,118

Communications Equipment - 0.2%
Harris Corp.
5.05%, 04/27/2045	250,000	241,297

Consumer Finance - 0.8%
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	199,365
John Deere Capital Corp.
Series MTN
1.40%, 03/15/2017	425,000	428,291
Synchrony Financial
3.75%, 08/15/2021	250,000	252,557

		880,213

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.8%
General Electric Capital Corp.
2.90%, 01/09/2017	$ 500,000	$ 512,570
JPMorgan Chase & Co.
3.13%, 01/23/2025	400,000	386,043

		898,613

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	400,000	392,565
4.75%, 05/15/2046	75,000	68,722
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	279,137
5.15%, 09/15/2023	675,000	745,666

		1,486,090

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	193,456

Energy Equipment & Services - 0.6%
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	285,905
5.20%, 09/01/2020	300,000	329,892

		615,797

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	506,574
CVS Health Corp.
5.13%, 07/20/2045	250,000	268,738
Sysco Corp.
2.60%, 10/01/2020	200,000	200,171
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	424,224
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	146,935

		1,546,642

Food Products - 0.7%
Kraft Foods Group, Inc.
3.50%, 06/06/2022	750,000	765,183

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.
1.85%, 06/15/2018	425,000	424,866
Stryker Corp.
2.00%, 09/30/2016 (A)	300,000	303,310

		728,176

Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	498,143

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
Series MTN
5.35%, 03/01/2018	350,000	381,355

Industrial Conglomerates - 0.4%
Danaher Corp.
3.90%, 06/23/2021	425,000	456,790

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.5%
Aflac, Inc.
3.63%, 11/15/2024	$ 300,000	$ 305,759
Marsh & McLennan Cos., Inc.
Series MTN
2.55%, 10/15/2018	225,000	230,002

		535,761

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	409,450

Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	425,000	422,581

IT Services - 0.2%
Fiserv, Inc.
2.70%, 06/01/2020	250,000	251,970

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	538,556

Media - 1.3%
Comcast Corp.
5.15%, 03/01/2020	475,000	536,250
Time Warner, Inc.
4.75%, 03/29/2021	500,000	543,678
Walt Disney Co.
Series MTN
1.10%, 12/01/2017	300,000	300,011

		1,379,939

Metals & Mining - 0.2%
Glencore Funding LLC
3.13%, 04/29/2019 (B)	260,000	218,400

Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022 (A)	500,000	510,186

Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	474,631
5.75%, 02/01/2019	450,000	505,547
Energy Transfer Partners, LP
5.20%, 02/01/2022	400,000	401,867
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	250,000	219,437
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	403,152
Phillips 66
4.65%, 11/15/2034	400,000	389,380
Williams Cos., Inc.
4.55%, 06/24/2024	250,000	198,233

		2,592,247

Pharmaceuticals - 0.1%
Actavis Funding SCS
4.75%, 03/15/2045	150,000	136,193

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 0.9%
Simon Property Group, LP
3.38%, 03/15/2022	$ 750,000	$ 770,873
Welltower, Inc.
4.50%, 01/15/2024	200,000	209,175

		980,048

Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	407,213

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.
1.95%, 10/01/2016	200,000	202,382
3.30%, 10/01/2021	425,000	446,415
4.90%, 07/29/2045	250,000	258,792

		907,589

Software - 0.4%
Microsoft Corp.
3.00%, 10/01/2020 (A)	400,000	421,271

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.
2.40%, 05/03/2023	450,000	436,133
EMC Corp.
2.65%, 06/01/2020	425,000	429,075
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (B)	175,000	174,881

		1,040,089

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.75%, 02/01/2022	300,000	298,418

Total Corporate Debt Securities (Cost $24,601,591)		24,489,851

MORTGAGE-BACKED SECURITY - 0.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (C)	243,632	260,096

Total Mortgage-Backed Security (Cost $260,686)		260,096

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.9%
California - 0.4%
Rancho Water District Financing Authority, Revenue Bonds
Series A
6.34%, 08/01/2040	350,000	397,974

District of Columbia - 0.3%
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A, AGC
5.00%, 10/01/2034	275,000	299,789

Florida - 0.3%
City of Jacksonville, Revenue Bonds
Series A
5.00%, 10/01/2029	250,000	286,293

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.3%
State of Iowa, Revenue Bonds
6.75%, 06/01/2034	$ 250,000	$ 287,180

Texas - 0.6%
Dallas/Fort Worth International Airport, Revenue Bonds
Series G
5.00%, 11/01/2029	300,000	341,826
Northside Independent School District, General Obligation Unlimited
Series B
5.74%, 08/15/2035	325,000	357,971

		699,797

Total Municipal Government Obligations (Cost $1,952,468)		1,971,033

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
3.00%, 08/01/2027 - 04/01/2043	1,470,767	1,501,627
3.50%, 06/01/2042 - 09/01/2042	943,427	985,665
4.00%, 09/01/2040 - 05/01/2045	552,537	589,490
4.50%, 11/01/2039 - 09/01/2041	336,233	364,933
Federal National Mortgage Association
2.47%, 03/25/2023 (C)	331,341	338,223
3.00%, 05/01/2027 - 03/01/2043	1,420,376	1,454,122
3.50%, 08/01/2026 - 04/01/2045	1,963,090	2,059,648
4.00%, 02/01/2035 - 09/01/2045	2,346,375	2,515,792
4.50%, 03/01/2039 - 03/01/2041	32,370	35,101
5.00%, 07/01/2035	11,386	12,595
Government National Mortgage Association
3.50%, 12/15/2042	202,057	212,308
4.00%, 12/15/2039	22,587	24,095
4.50%, 08/15/2040	22,515	24,434

Total U.S. Government Agency Obligations (Cost $10,098,304)		10,118,033

U.S. GOVERNMENT OBLIGATIONS - 23.0%
U.S. Treasury Bond
2.50%, 02/15/2045	500,000	460,300
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,266,388
4.38%, 05/15/2041	400,000	515,625
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,414,532
1.38%, 11/30/2015 - 12/31/2018	5,300,000	5,358,577
1.63%, 08/15/2022	1,500,000	1,487,304
2.00%, 11/15/2021 - 02/15/2023	2,950,000	2,999,485
2.38%, 07/31/2017 - 06/30/2018	4,000,000	4,150,110
3.13%, 10/31/2016 - 05/15/2021	5,500,000	5,830,177

Total U.S. Government Obligations (Cost $24,164,832)		24,482,498

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (D)	19,434,584	19,434,584

Total Securities Lending Collateral (Cost $19,434,584)		19,434,584

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $1,995,736 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $2,039,025.

	$ 1,995,735	$ 1,995,735

Total Repurchase Agreement (Cost $1,995,735)		1,995,735

Total Investments (Cost $123,228,699) (E)		125,867,061
Net Other Assets (Liabilities) - (18.4)%		(19,548,428)

Net Assets - 100.0%		$ 106,318,633

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$41,299,511	$—	$—	$41,299,511
Asset-Backed Securities	—	1,815,720	—	1,815,720
Corporate Debt Securities	—	24,489,851	—	24,489,851
Mortgage-Backed Security	—	260,096	—	260,096
Municipal Government Obligations	—	1,971,033	—	1,971,033
U.S. Government Agency Obligations	—	10,118,033	—	10,118,033
U.S. Government Obligations	—	24,482,498	—	24,482,498
Securities Lending Collateral	19,434,584	—	—	19,434,584
Repurchase Agreement	—	1,995,735	—	1,995,735

Total Investments	$60,734,095	$65,132,966	$—	$125,867,061

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $19,015,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $977,547, representing 0.9% of the Portfolio’s net assets.

(C)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)

Aggregate cost for federal income tax purposes is $123,228,699. Aggregate gross unrealized appreciation and depreciation for all securities is $4,800,362 and $2,162,000, respectively. Net unrealized appreciation for tax purposes is $2,638,362.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATION:

AGC	Assured Guaranty Corp.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Managed Risk - Balanced ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Balanced VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
Capital Markets - 84.4%
iShares Core U.S. Aggregate Bond ETF (A)	514,333	$ 56,360,610
Schwab U.S. Broad Market ETF (A)	752,819	34,915,745
Vanguard Extended Market ETF (A)	1,663,612	135,800,648
Vanguard FTSE All-World ex-US ETF	417,133	17,782,380
Vanguard FTSE Developed Markets ETF (A)	769,570	27,427,475
Vanguard Intermediate-Term Bond ETF (A)	756,357	64,169,328
Vanguard Long-Term Bond ETF (A)	546,819	48,852,809
Vanguard Mid-Cap ETF (A)	135,286	15,783,818
Vanguard Mortgage-Backed Securities ETF (A)	1,802,933	96,204,505
Vanguard S&P 500 ETF (A)	3,478,408	611,191,070
Vanguard Short-Term Bond ETF (A)	1,516,060	121,876,063
Vanguard Total Bond Market ETF	30,171,224	2,471,928,382
Vanguard Total International Stock ETF	402,569	17,841,858
Vanguard Total Stock Market ETF (A)	11,054,701	1,091,320,083

		4,811,454,774

Emerging Markets - Equity - 2.5%
Vanguard FTSE Emerging Markets ETF (A)	4,230,495	139,987,080

Growth - Small Cap - 0.1%
Vanguard Small-Cap ETF (A)	71,930	7,764,843

Region Fund - Asian Pacific - 4.2%
Vanguard FTSE Pacific ETF (A)	4,487,283	240,922,224

Region Fund - European - 7.1%
Vanguard FTSE Europe ETF (A)	8,167,697	401,687,338

Total Exchange-Traded Funds (Cost $5,937,053,785)		5,601,816,259

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	346,729,768	346,729,768

Total Securities Lending Collateral (Cost $346,729,768)		346,729,768

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $93,695,879 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $95,570,875.	$ 93,695,853	93,695,853

Total Repurchase Agreement (Cost $93,695,853)		93,695,853

Total Investments (Cost $6,377,479,406) (C)		6,042,241,880
Net Other Assets (Liabilities) - (6.0)%		(342,275,933)

Net Assets - 100.0%		$ 5,699,965,947

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Managed Risk - Balanced ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Balanced VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$5,601,816,259	$—	$—	$5,601,816,259
Securities Lending Collateral	346,729,768	—	—	346,729,768
Repurchase Agreement	—	93,695,853	—	93,695,853

Total Investments	$5,948,546,027	$93,695,853	$—	$6,042,241,880

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $339,085,723. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $6,377,479,406. Aggregate gross unrealized appreciation and depreciation for all securities is $675,591 and $335,913,117, respectively. Net unrealized depreciation for tax purposes is $335,237,526.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Managed Risk - Conservative ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Conservative VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.6%
Capital Markets - 91.1%
iShares Core U.S. Aggregate Bond ETF	79,963	$ 8,762,346
Schwab U.S. Aggregate Bond ETF (A)	153,551	8,006,149
Schwab U.S. Broad Market ETF (A)	35,572	1,649,829
Vanguard Extended Market ETF (A)	148,902	12,154,870
Vanguard FTSE All-World ex-US ETF	6,877	293,167
Vanguard FTSE Developed Markets ETF (A)	611	21,776
Vanguard Intermediate-Term Bond ETF (A)	290,480	24,644,323
Vanguard Long-Term Bond ETF (A)	210,005	18,761,847
Vanguard Mid-Cap ETF (A)	2,590	302,175
Vanguard Mortgage-Backed Securities ETF (A)	692,414	36,947,211
Vanguard S&P 500 ETF (A)	298,914	52,522,179
Vanguard Short-Term Bond ETF (A)	582,240	46,806,274
Vanguard Total Bond Market ETF (A)	5,235,541	428,947,874
Vanguard Total International Stock ETF	8,506	376,986
Vanguard Total Stock Market ETF (A)	1,001,386	98,856,826

		739,053,832

Emerging Markets - Equity - 1.3%
Vanguard FTSE Emerging Markets ETF (A)	323,967	10,720,068

Growth - Small Cap - 0.0% (B)
Vanguard Small-Cap ETF (A)	1,404	151,562

Region Fund - Asian Pacific - 2.4%
Vanguard FTSE Pacific ETF (A)	359,326	19,292,213

Region Fund - European - 3.8%
Vanguard FTSE Europe ETF (A)	629,084	30,938,351

Total Exchange-Traded Funds (Cost $825,754,298)		800,156,026

SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	144,030,065	144,030,065

Total Securities Lending Collateral (Cost $144,030,065)		144,030,065

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $6,901,432 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $7,040,665.	$ 6,901,430	6,901,430

Total Repurchase Agreement (Cost $6,901,430)		6,901,430

Total Investments (Cost $976,685,793) (D)		951,087,521
Net Other Assets (Liabilities) - (17.2)%		(139,827,437)

Net Assets - 100.0%		$ 811,260,084

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Managed Risk - Conservative ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Conservative VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$800,156,026	$—	$—	$800,156,026
Securities Lending Collateral	144,030,065	—	—	144,030,065
Repurchase Agreement	—	6,901,430	—	6,901,430

Total Investments	$944,186,091	$6,901,430	$—	$951,087,521

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $141,029,384. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $976,685,793. Aggregate gross unrealized appreciation and depreciation for all securities is $384,231 and $25,982,503, respectively. Net unrealized depreciation for tax purposes is $25,598,272.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Managed Risk - Growth ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
Capital Markets - 83.4%
iShares Core U.S. Aggregate Bond ETF	68,794	$ 7,538,447
iShares Short Treasury Bond ETF (A)	6,067,069	669,258,381
Schwab U.S. Broad Market ETF (A)	290,813	13,487,907
Vanguard Extended Market ETF (A)	1,201,889	98,110,199
Vanguard FTSE All-World ex-US ETF	358,276	15,273,306
Vanguard FTSE Developed Markets ETF (A)	1,038,319	37,005,689
Vanguard Intermediate-Term Bond ETF (A)	198,248	16,819,360
Vanguard Long-Term Bond ETF (A)	143,326	12,804,745
Vanguard Mid-Cap ETF (A)	150,234	17,527,801
Vanguard Mortgage-Backed Securities ETF (A)	472,564	25,216,015
Vanguard S&P 500 ETF (A)	2,537,275	445,824,590
Vanguard Short-Term Bond ETF (A)	397,372	31,944,735
Vanguard Total Bond Market ETF (A)	5,966,731	488,854,271
Vanguard Total International Stock ETF	345,539	15,314,288
Vanguard Total Stock Market ETF (A)	7,093,259	700,246,529

		2,595,226,263

Emerging Markets - Equity - 2.8%
Vanguard FTSE Emerging Markets ETF (A)	2,607,019	86,266,259

Growth - Small Cap - 0.3%
Vanguard Small-Cap ETF (A)	79,551	8,587,530

Region Fund - Asian Pacific - 4.7%
Vanguard FTSE Pacific ETF (A)	2,687,805	144,308,250

Region Fund - European - 7.7%
Vanguard FTSE Europe ETF (A)	4,887,632	240,373,742

Total Exchange-Traded Funds (Cost $3,298,547,274)		3,074,762,044

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	272,061,506	272,061,506

Total Securities Lending Collateral (Cost $272,061,506)		272,061,506

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $44,127,811 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $45,012,956.	$ 44,127,799	44,127,799

Total Repurchase Agreement (Cost $44,127,799)		44,127,799

Total Investments (Cost $3,614,736,579) (C)		3,390,951,349
Net Other Assets (Liabilities) - (9.0)%		(280,378,122)

Net Assets - 100.0%		$ 3,110,573,227

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Managed Risk - Growth ETF VP

(formerly, Transamerica Vanguard ETF Portfolio - Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$3,074,762,044	$—	$—	$3,074,762,044
Securities Lending Collateral	272,061,506	—	—	272,061,506
Repurchase Agreement	—	44,127,799	—	44,127,799

Total Investments	$3,346,823,550	$44,127,799	$—	$3,390,951,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $266,030,134. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $3,614,736,579. Aggregate gross unrealized appreciation and depreciation for all securities is $1,481,180 and $225,266,410, respectively. Net unrealized depreciation for tax purposes is $223,785,230.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.5%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,919,696

Total Foreign Government Obligation (Cost $11,882,910)		11,919,696

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.2%
Federal Farm Credit Banks
4.88%, 01/17/2017	2,935,000	3,100,120
Federal Home Loan Bank
1.00%, 06/21/2017 (A)	21,455,000	21,599,306
1.13%, 04/25/2018 (A)	15,000,000	15,101,895
Federal Home Loan Mortgage Corp.
0.50%, 05/13/2016	13,550,000	13,564,444
1.00%, 09/29/2017 (A)	12,000,000	12,072,624
1.25%, 10/02/2019	25,000,000	24,949,350
Federal National Mortgage Association
0.50%, 03/30/2016	16,750,000	16,771,541
0.88%, 08/28/2017 (A)	18,035,000	18,059,997
1.75%, 06/20/2019 (A)	5,000,000	5,098,080
6.25%, 05/15/2029	5,000,000	6,935,675

Total U.S. Government Agency Obligations (Cost $136,475,611)		137,253,032

U.S. GOVERNMENT OBLIGATIONS - 51.3%
U.S. Treasury, Principal Only STRIPS
02/15/2016 - 08/15/2034	83,500,000	64,759,920
08/15/2016 - 05/15/2023 (A)	188,480,000	176,732,230

Total U.S. Government Obligations (Cost $238,217,694)		241,492,150

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill
0.21%, 03/03/2016 (B) (C)	1,500,000	1,498,652

Total Short-Term U.S. Government Obligation (Cost $1,498,652)		1,498,652

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 9.4%
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,000.00
Expires 04/05/2019, CSFB	1,000	21,398,607
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,000.00
Expires 04/05/2019, GSC	200	4,280,749
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,050.00
Expires 05/01/2020, UBS	500	12,107,638
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,200.00
Expires 12/03/2020, GSC	300	6,409,273

Total Over-the-Counter Options Purchased (Cost $60,808,578)		44,196,267

	Shares	Value
SECURITIES LENDING COLLATERAL - 26.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	126,070,285	$ 126,070,285

Total Securities Lending Collateral (Cost $126,070,285)		126,070,285

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $34,097,297 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $34,781,469.	$ 34,097,288	34,097,288

Total Repurchase Agreement (Cost $34,097,288)		34,097,288

Total Investments (Cost $609,051,018) (D)		596,527,370
Net Other Assets (Liabilities) - (26.7)%		(125,566,522)

Net Assets - 100.0%		$ 470,960,848

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	169	12/18/2015	$—	$(298,104)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Foreign Government Obligation	$—	$11,919,696	$—	$11,919,696
U.S. Government Agency Obligations	—	137,253,032	—	137,253,032
U.S. Government Obligations	—	241,492,150	—	241,492,150
Short-Term U.S. Government Obligation	—	1,498,652	—	1,498,652
Over-the-Counter Options Purchased	44,196,267	—	—	44,196,267
Securities Lending Collateral	126,070,285	—	—	126,070,285
Repurchase Agreement	—	34,097,288	—	34,097,288

Total Investments	$170,266,552	$426,260,818	$—	$596,527,370

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(298,104)	$—	$—	$(298,104)

Total Other Financial Instruments	$(298,104)	$—	$—	$(298,104)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $123,505,187. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,498,653.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $609,051,018. Aggregate gross unrealized appreciation and depreciation for all securities is $4,128,543 and $16,652,191, respectively. Net unrealized depreciation for tax purposes is $12,523,648.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 0.4%
Orica, Ltd. (A)	134,010	$ 1,422,308

Belgium - 0.7%
KBC Groep NV	39,062	2,470,358

Brazil - 0.4%
Itau Unibanco Holding SA, ADR	213,246	1,411,688

Canada - 4.0%
Canadian National Railway Co.	106,619	6,051,695
Element Financial Corp. (B)	139,473	1,904,232
Loblaw Cos., Ltd.	53,719	2,765,854
Valeant Pharmaceuticals International, Inc. (B)	14,382	2,565,461

		13,287,242

China - 0.4%
Alibaba Group Holding, Ltd., ADR (A) (B)	21,504	1,268,091

Denmark - 0.5%
Carlsberg A/S, Class B	23,453	1,802,162

France - 13.9%
Air Liquide SA, Class A	63,137	7,485,028
Bureau Veritas SA	86,037	1,816,264
Danone SA	118,857	7,502,624
Dassault Systemes	30,655	2,265,558
Engie	240,737	3,895,239
Hermes International	2,040	742,586
L’Oreal SA	6,143	1,067,739
Legrand SA	51,155	2,721,601
LVMH Moet Hennessy Louis Vuitton SE	35,375	6,022,342
Pernod Ricard SA	66,729	6,737,509
Schneider Electric SE	107,836	6,038,709

		46,295,199

Germany - 11.5%
Bayer AG	102,628	13,166,999
Beiersdorf AG	74,006	6,559,960
Linde AG	30,561	4,963,854
Merck KGaA	36,639	3,243,879
MTU Aero Engines AG	16,175	1,354,179
ProSiebenSat.1 Media SE	64,558	3,168,865
SAP SE	90,313	5,850,808

		38,308,544

Hong Kong - 3.4%
AIA Group, Ltd.	1,312,200	6,824,419
Global Brands Group Holding, Ltd. (B)	9,530,000	1,972,826
Li & Fung, Ltd. (A)	3,540,000	2,716,346

		11,513,591

Israel - 0.7%
Check Point Software Technologies, Ltd., Class A (A) (B)	31,187	2,474,065

Japan - 12.5%
Denso Corp.	158,700	6,722,351
FANUC Corp.	21,400	3,292,148
Honda Motor Co., Ltd.	215,500	6,431,962
Hoya Corp.	225,700	7,392,100
INPEX Corp.	330,200	2,952,230

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Tobacco, Inc.	139,400	$ 4,324,211
Kyocera Corp.	77,800	3,563,237
Shin-Etsu Chemical Co., Ltd.	35,300	1,810,327
Terumo Corp.	184,700	5,227,507

		41,716,073

Netherlands - 5.7%
Akzo Nobel NV	84,983	5,527,230
Heineken NV	21,161	1,713,377
ING Groep NV, CVA	478,817	6,768,128
Randstad Holding NV	85,487	5,109,623

		19,118,358

Singapore - 1.9%
DBS Group Holdings, Ltd. (A)	419,000	4,782,605
Singapore Telecommunications, Ltd.	584,000	1,478,170

		6,260,775

Spain - 1.2%
Amadeus IT Holding SA, Class A	94,009	4,027,828

Sweden - 1.4%
Hennes & Mauritz AB, Class B	124,364	4,543,809

Switzerland - 13.6%
Julius Baer Group, Ltd. (B)	80,354	3,649,034
Keuhne & Nagel International AG	11,179	1,437,469
Nestle SA	169,186	12,723,741
Novartis AG	78,589	7,223,260
Roche Holding AG	38,830	10,308,261
Sonova Holding AG	15,051	1,938,087
UBS Group AG	436,410	8,068,399

		45,348,251

Taiwan - 2.8%
Hon Hai Precision Industry Co., Ltd.	665,108	1,737,561
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	360,851	7,487,658

		9,225,219

United Kingdom - 21.0%
Barclays PLC	1,057,303	3,912,852
BG Group PLC	171,243	2,470,331
Compass Group PLC	673,959	10,765,067
Delphi Automotive PLC, Class A (A)	36,539	2,778,426
Diageo PLC	205,529	5,521,927
HSBC Holdings PLC	786,762	5,935,105
Prudential PLC	149,409	3,152,010
Reckitt Benckiser Group PLC, Class A	87,936	7,974,544
Rio Tinto PLC	87,408	2,932,814
Rolls-Royce Holdings PLC (B)	307,864	3,158,121
Sky PLC	378,086	5,981,708
Smiths Group PLC	217,720	3,317,351
Standard Chartered PLC	204,315	1,982,863
WPP PLC, Class A	483,437	10,064,677

		69,947,796

United States - 2.1%
Yum! Brands, Inc.	86,129	6,886,014

Total Common Stocks (Cost $321,837,138)		327,327,371

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.9%
Canada - 0.9%
Suncor Energy, Inc.
3.17% (C)	110,972	$ 2,967,846

Total Convertible Preferred Stock (Cost $3,264,592)		2,967,846

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	14,220,066	14,220,066

Total Securities Lending Collateral (Cost $14,220,066)		14,220,066

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $2,804,660 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 09/30/2019 - 11/30/2019, and with a total value of $2,861,319.	$ 2,804,659	2,804,659

Total Repurchase Agreement (Cost $2,804,659)		2,804,659

Total Investments (Cost $342,126,455) (D)		347,319,942
Net Other Assets (Liabilities) - (4.1)%		(13,724,077)

Net Assets - 100.0%		$ 333,595,865

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.5%	$ 36,507,860
Banks	7.9	27,263,599
Chemicals	6.1	21,208,747
Food Products	5.8	20,226,365
Media	5.5	19,215,250
Hotels, Restaurants & Leisure	5.1	17,651,081
Beverages	4.5	15,774,975
Health Care Equipment & Supplies	4.2	14,557,694
Capital Markets	3.4	11,717,433
Textiles, Apparel & Luxury Goods	3.3	11,454,100
Software	3.1	10,590,431
Insurance	2.9	9,976,429
Auto Components	2.7	9,500,777
Electrical Equipment	2.5	8,760,310
Oil, Gas & Consumable Fuels	2.4	8,390,407
Household Products	2.3	7,974,544
Personal Products	2.2	7,627,699
Semiconductors & Semiconductor Equipment	2.2	7,487,658
Professional Services	2.0	6,925,887
Automobiles	1.9	6,431,962
Road & Rail	1.7	6,051,695
Electronic Equipment, Instruments & Components	1.5	5,300,798
Specialty Retail	1.3	4,543,809
Aerospace & Defense	1.3	4,512,300
Tobacco	1.2	4,324,211
IT Services	1.2	4,027,828

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Multi-Utilities	1.1%	$ 3,895,239
Industrial Conglomerates	1.0	3,317,351
Machinery	0.9	3,292,148
Metals & Mining	0.8	2,932,814
Food & Staples Retailing	0.8	2,765,854
Diversified Financial Services	0.6	1,904,232
Diversified Telecommunication Services	0.4	1,478,170
Marine	0.4	1,437,469
Internet Software & Services	0.4	1,268,091

Investments, at Value	95.1	330,295,217
Short-Term Investments	4.9	17,024,725

Total Investments	100.0%	$ 347,319,942

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$35,593,184	$291,734,187	$—	$327,327,371
Convertible Preferred Stock	2,967,846	—	—	2,967,846
Securities Lending Collateral	14,220,066	—	—	14,220,066
Repurchase Agreement	—	2,804,659	—	2,804,659

Total Investments	$52,781,096	$294,538,846	$—	$347,319,942

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $13,550,638. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $342,126,455. Aggregate gross unrealized appreciation and depreciation for all securities is $32,861,769 and $27,668,282, respectively. Net unrealized appreciation for tax purposes is $5,193,487.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Automobiles - 4.8%
Tesla Motors, Inc. (A) (B)	45,015	$ 11,181,726

Beverages - 3.0%
Monster Beverage Corp. (B)	51,140	6,911,060

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (B)	6,567	1,027,013
Alnylam Pharmaceuticals, Inc. (B)	10,866	873,192
Intrexon Corp. (A) (B)	25,488	810,518
Regeneron Pharmaceuticals, Inc., Class A (B)	3,308	1,538,683

		4,249,406

Chemicals - 1.0%
Monsanto Co.	26,179	2,234,116

Consumer Finance - 0.7%
LendingClub Corp. (A) (B)	119,864	1,585,801

Diversified Financial Services - 3.7%
McGraw-Hill Financial, Inc.	69,202	5,985,973
MSCI, Inc., Class A	44,582	2,650,846

		8,636,819

Electrical Equipment - 0.4%
SolarCity Corp. (A) (B)	21,183	904,726

Food & Staples Retailing - 1.5%
Walgreens Boots Alliance, Inc.	42,250	3,510,975

Food Products - 3.6%
Keurig Green Mountain, Inc. (A)	53,369	2,782,660
Mead Johnson Nutrition Co., Class A	78,559	5,530,553

		8,313,213

Health Care Equipment & Supplies - 3.8%
Intuitive Surgical, Inc. (B)	19,040	8,750,403

Health Care Technology - 1.1%
athenahealth, Inc. (A) (B)	18,209	2,428,170

Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp.	112,170	6,375,743

Internet & Catalog Retail - 15.2%
Amazon.com, Inc. (B)	43,644	22,340,927
JD.com, Inc., ADR (B)	91,357	2,380,764
Netflix, Inc. (B)	20,840	2,151,938
Priceline Group, Inc. (B)	6,766	8,368,595

		35,242,224

Internet Software & Services - 22.3%
Alibaba Group Holding, Ltd., ADR (B)	37,326	2,201,114
Alphabet, Inc., Class C	17,419	10,598,068
Facebook, Inc., Class A (B)	219,082	19,695,472
LinkedIn Corp., Class A (B)	53,086	10,093,241
Twitter, Inc. (A) (B)	337,310	9,087,131

		51,675,026

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.8%
Mastercard, Inc., Class A	69,065	$ 6,224,138
Visa, Inc., Class A (A)	69,609	4,848,963

		11,073,101

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (B)	62,545	10,996,662

Media - 1.5%
Naspers, Ltd., Class N	28,519	3,574,203

Pharmaceuticals - 7.9%
Allergan PLC (B)	12,504	3,398,712
Valeant Pharmaceuticals International, Inc. (B)	47,584	8,488,034
Zoetis, Inc., Class A	154,993	6,382,612

		18,269,358

Software - 6.9%
salesforce.com, Inc. (B)	117,131	8,132,405
Splunk, Inc. (B)	40,658	2,250,420
Workday, Inc., Class A (A) (B)	81,781	5,631,440

		16,014,265

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	66,969	7,386,681

Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings, Ltd. (B)	70,113	2,961,573

Total Common Stocks (Cost $156,039,968)		222,275,251

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (C)
Call - USD vs. CNY (D)
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	38,810,944	82,978
Call - USD vs. CNY (D)
Exercise Price CNY 6.70
Expires 06/06/2016, RBS	33,121,642	453,899

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $256,090)		536,877

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (E)	36,133,327	36,133,327

Total Securities Lending Collateral (Cost $36,133,327)		36,133,327

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.3%

State Street Bank & Trust Co. 0.01% (E), dated 09/30/2015, to be repurchased at $10,017,686 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $10,220,631.

	$ 10,017,683	$ 10,017,683

Total Repurchase Agreement (Cost $10,017,683)		10,017,683

Total Investments (Cost $202,447,068) (F)		268,963,138
Net Other Assets (Liabilities) - (16.1)%		(37,350,465)

Net Assets - 100.0%		$ 231,612,673

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$218,701,048	$3,574,203	$—	$222,275,251
Over-the-Counter Foreign Exchange Options Purchased	—	536,877	—	536,877
Securities Lending Collateral	36,133,327	—	—	36,133,327
Repurchase Agreement	—	10,017,683	—	10,017,683

Total Investments	$254,834,375	$14,128,763	$—	$268,963,138

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $35,384,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Cash in the amount of $770,000 has been segregated by the broker as collateral for open options contracts.
(D)	Illiquid derivative. Total aggregate value of illiquid derivatives is $536,877, representing 0.2% of the Portfolio’s net assets.
(E)	Rate disclosed reflects the yield at September 30, 2015.
(F)

Aggregate cost for federal income tax purposes is $202,447,068. Aggregate gross unrealized appreciation and depreciation for all securities is $80,627,495 and $14,111,425, respectively. Net unrealized appreciation for tax purposes is $66,516,070.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (A)	34,130	$ 7,249,553

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A) (B)	119,179	2,840,036

Automobiles - 5.1%
Tesla Motors, Inc. (A) (B)	131,964	32,779,858

Beverages - 3.1%
Monster Beverage Corp. (A)	145,496	19,662,329

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (A)	39,211	3,150,996
Intrexon Corp. (A) (B)	71,460	2,272,428
Seattle Genetics, Inc. (A) (B)	49,444	1,906,561

		7,329,985

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A)	37,881	6,515,532

Consumer Finance - 2.4%
LendingClub Corp. (A) (B)	1,149,423	15,206,866

Diversified Financial Services - 6.2%
McGraw-Hill Financial, Inc.	212,002	18,338,173
MSCI, Inc., Class A	358,018	21,287,750

		39,625,923

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	66,799	2,852,985

Food Products - 4.0%
Keurig Green Mountain, Inc. (B)	163,504	8,525,099
Mead Johnson Nutrition Co., Class A	238,241	16,772,166

		25,297,265

Health Care Equipment & Supplies - 4.9%
DexCom, Inc. (A)	72,515	6,226,138
Intuitive Surgical, Inc. (A)	54,094	24,860,520

		31,086,658

Health Care Technology - 3.5%
athenahealth, Inc. (A) (B)	168,885	22,520,815

Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc., Class A (A)	5,090	3,666,073
Dunkin’ Brands Group, Inc. (B)	358,496	17,566,304

		21,232,377

Internet & Catalog Retail - 2.7%
TripAdvisor, Inc. (A)	47,584	2,998,744
Vipshop Holdings, Ltd., ADR (A) (B)	294,767	4,952,085
Zalando SE (A) (C)	152,002	5,034,031
zulily, Inc., Class A (A) (B)	257,584	4,481,962

		17,466,822

Internet Software & Services - 17.2%
Autohome, Inc., ADR (A) (B)	218,474	7,106,959
Dropbox, Inc. (A) (D) (E) (F) (G)	423,376	7,840,924
LinkedIn Corp., Class A (A)	153,973	29,274,886
MercadoLibre, Inc.	56,279	5,124,766
Pandora Media, Inc. (A)	344,695	7,355,791

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Twitter, Inc. (A)	952,368	$ 25,656,794
Yelp, Inc., Class A (A)	85,082	1,842,876
Youku Tudou, Inc., ADR (A) (B)	336,017	5,923,980
Zillow Group, Inc., Class A (A) (B)	235,581	6,768,242
Zillow Group, Inc., Class C (A) (B)	471,162	12,721,374

		109,616,592

IT Services - 4.7%
FleetCor Technologies, Inc. (A)	113,331	15,596,612
Gartner, Inc. (A)	167,368	14,047,197

		29,643,809

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	171,298	30,117,614

Pharmaceuticals - 6.0%
Endo International PLC (A)	265,923	18,423,145
Zoetis, Inc., Class A	473,111	19,482,711

		37,905,856

Professional Services - 5.0%
IHS, Inc., Class A (A)	129,565	15,029,540
Verisk Analytics, Inc., Class A (A)	227,426	16,809,056

		31,838,596

Software - 11.7%
FireEye, Inc. (A) (B)	179,529	5,712,613
Mobileye NV (A)	71,773	3,264,236
NetSuite, Inc. (A) (B)	64,677	5,426,400
ServiceNow, Inc. (A)	245,495	17,049,628
Splunk, Inc. (A)	357,498	19,787,514
Tableau Software, Inc., Class A (A)	75,399	6,015,332
Workday, Inc., Class A (A) (B)	252,665	17,398,512

		74,654,235

Specialty Retail - 1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (A)	39,481	6,449,221

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (A) (B)	98,984	1,143,265
Stratasys, Ltd. (A) (B)	34,411	911,548

		2,054,813

Textiles, Apparel & Luxury Goods - 3.6%
lululemon athletica, Inc. (A) (B)	151,687	7,682,947
Michael Kors Holdings, Ltd. (A)	234,730	9,914,995
Under Armour, Inc., Class A (A) (B)	52,814	5,111,339

		22,709,281

Total Common Stocks (Cost $571,573,778)		596,657,021

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (D) (E) (F) (G)	41,951	776,933

Total Convertible Preferred Stock (Cost $379,619)		776,933

PREFERRED STOCKS - 0.8%
Internet Software & Services - 0.0% (H)
Peixe Urbano, Inc.
0.00% (A) (D) (E) (F) (G)	65,743	28,269

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Software - 0.8%
Palantir Technologies, Inc.
Series G, 0.00% (A) (D) (E) (F) (G)	423,610	$ 4,820,682

Total Preferred Stocks (Cost $3,460,564)		4,848,951

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.3% (I)
Call - USD vs. CNY (E)
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	141,584,928	302,708
Call - USD vs. CNY (E)
Exercise Price CNY 6.70
Expires 06/06/2016, RBS	100,163,794	1,372,645

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $853,780)		1,675,353

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (J)	154,231,760	154,231,760

Total Securities Lending Collateral (Cost $154,231,760)		154,231,760

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $37,312,630 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020 and with a value of $38,059,240.	$ 37,312,620	37,312,620

Total Repurchase Agreement (Cost $37,312,620)		37,312,620

Total Investments (Cost $767,812,121) (K)		795,502,638
Net Other Assets (Liabilities) - (24.9)%		(158,458,603)

Net Assets - 100.0%		$ 637,044,035

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$583,782,066	$5,034,031	$7,840,924	$596,657,021
Convertible Preferred Stock	—	—	776,933	776,933
Preferred Stocks	—	—	4,848,951	4,848,951
Over-the-Counter Foreign Exchange Options Purchased	—	1,675,353	—	1,675,353
Securities Lending Collateral	154,231,760	—	—	154,231,760
Repurchase Agreement	—	37,312,620	—	37,312,620

Total Investments	$738,013,826	$44,022,004	$13,466,808	$795,502,638

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION (continued):

Level 3 Rollforward

Investments	Beginning Balance at December 31, 2014	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2015 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2015 (M)
Common Stocks	$8,086,990	$—	$—	$—	$—	$(246,066)	$—	$—	$7,840,924	$(246,066)
Convertible Preferred Stock	801,314	—	—	—	—	(24,381)	—	—	776,933	(24,381)
Preferred Stocks	3,425,622	—	—	—	—	1,423,329	—	—	4,848,951	1,423,329

Total	$12,313,926	$—	$—	$—	$—	$1,152,882	$—	$—	$13,466,808	$1,152,882

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at September 30, 2015	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$7,840,924	Market Transaction Method	Precedent Transaction of Preferred Stock	$ 19.1012 $ 19.1012	$ 19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	16% 18%	17%	Decrease
			Perpetual Growth Rate	2.5% 3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	7.9x 18.2x	12.8x	Increase
			Discount for Lack of Marketability	15% 15%	15%	Decrease

Convertible Preferred Stock	776,933	Market Transaction Method	Precedent Transaction of Preferred Stock	$ 19.1012 $ 19.1012	$ 19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	16% 18%	17%	Decrease
			Perpetual Growth Rate	2.5% 3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	7.9x 18.2x	12.8x	Increase
			Discount for Lack of Marketability	15% 15%	15%	Decrease

Preferred Stocks	4,848,951	Merger & Acquisition Transaction	Sale / Merger Scenario	$ 0.43 $ 0.43	$ 0.43	Increase

		Market Transaction Method	Issuance Price of Financing	$ 11.38 $ 11.38	$ 11.38	Increase

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $150,815,095. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $5,034,031, representing 0.8% of the Portfolio’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $13,466,808, representing 2.1% of the Portfolio’s net assets.

(E)

Illiquid security and/or derivative. Total aggregate value of illiquid securities is $13,466,808, representing 2.1% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $1,675,353, representing 0.3% of the Portfolio’s net assets.

(F)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$7,840,924	1.2%
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	379,619	776,933	0.1
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	28,269	0.0	(H)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,296,246	4,820,682	0.8

Total			$7,671,356	$13,466,808	2.1%

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $2,270,000 has been segregated by the broker as collateral for open options contracts.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

Aggregate cost for federal income tax purposes is $767,812,121. Aggregate gross unrealized appreciation and depreciation for all securities is $109,589,978 and $81,899,461, respectively. Net unrealized appreciation for tax purposes is $27,690,517.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(N)	Total aggregate fair value of Level 3 securities is 2.1% of the Portfolio’s net assets.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 58.3%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	47,063	$ 4,456,395
L-3 Communications Holdings, Inc.	11,330	1,184,212
Northrop Grumman Corp.	2,360	391,642
United Technologies Corp.	54,676	4,865,617

		10,897,866

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	1,330	191,493

Airlines - 0.4%
Delta Air Lines, Inc.	22,560	1,012,267
United Continental Holdings, Inc. (B)	33,260	1,764,443

		2,776,710

Automobiles - 0.3%
Ford Motor Co.	126,620	1,718,233
General Motors Co.	8,188	245,804

		1,964,037

Banks - 1.5%
BB&T Corp.	6,930	246,708
Fifth Third Bancorp	29,580	559,358
SVB Financial Group (B)	3,470	400,924
Wells Fargo & Co.	169,512	8,704,441

		9,911,431

Beverages - 1.8%
Coca-Cola Co.	54,397	2,182,408
Coca-Cola Enterprises, Inc.	4,740	229,179
Constellation Brands, Inc., Class A	13,594	1,702,105
Dr. Pepper Snapple Group, Inc.	9,232	729,789
Molson Coors Brewing Co., Class B	24,093	2,000,201
PepsiCo, Inc.	50,885	4,798,455

		11,642,137

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (B)	9,623	1,504,941
Biogen, Inc. (B)	10,756	3,138,708
BioMarin Pharmaceutical, Inc. (B)	4,500	473,940
Celgene Corp. (B)	34,984	3,784,219
Gilead Sciences, Inc.	29,811	2,927,142
Vertex Pharmaceuticals, Inc. (B)	10,696	1,113,882

		12,942,832

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	4,840	229,755
Masco Corp.	34,469	867,929

		1,097,684

Capital Markets - 1.9%
Ameriprise Financial, Inc.	3,400	371,042
Bank of New York Mellon Corp.	9,620	376,623
BlackRock, Inc., Class A	4,470	1,329,691
Charles Schwab Corp.	53,140	1,517,678
Goldman Sachs Group, Inc.	10,040	1,744,550
Invesco, Ltd.	60,713	1,896,067
Morgan Stanley	106,980	3,369,870

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	14,350	$ 964,464
TD Ameritrade Holding Corp.	16,000	509,440

		12,079,425

Chemicals - 0.9%
Axiall Corp. (C)	12,410	194,713
Dow Chemical Co.	41,895	1,776,348
E.I. du Pont de Nemours & Co.	36,940	1,780,508
Eastman Chemical Co.	8,020	519,054
Mosaic Co.	51,540	1,603,410

		5,874,033

Communications Equipment - 0.4%
Cisco Systems, Inc.	94,790	2,488,238
QUALCOMM, Inc.	6,717	360,904

		2,849,142

Construction & Engineering - 0.2%
Fluor Corp.	37,036	1,568,475

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (C)	3,520	534,864

Consumer Finance - 0.2%
Capital One Financial Corp.	10,552	765,231
Discover Financial Services	10,030	521,460
Synchrony Financial (B) (C)	610	19,093

		1,305,784

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	26,813	1,226,695
WestRock Co.	11,160	574,070

		1,800,765

Diversified Financial Services - 2.9%
Bank of America Corp.	368,488	5,741,043
Berkshire Hathaway, Inc., Class B (B)	36,114	4,709,265
Citigroup, Inc.	122,880	6,096,077
Intercontinental Exchange, Inc.	8,896	2,090,471

		18,636,856

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	103,359	3,367,436
Verizon Communications, Inc.	49,185	2,140,039

		5,507,475

Electric Utilities - 1.4%
Edison International	35,744	2,254,374
Exelon Corp.	55,310	1,642,707
NextEra Energy, Inc.	24,081	2,349,102
PPL Corp.	25,360	834,090
Xcel Energy, Inc.	62,720	2,220,915

		9,301,188

Electrical Equipment - 0.4%
Eaton Corp. PLC	53,229	2,730,648

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	3,770	192,119
Corning, Inc.	28,552	488,810
TE Connectivity, Ltd.	49,468	2,962,639

		3,643,568

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	16,590	863,344

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Co.	35,000	$ 1,237,250
National Oilwell Varco, Inc. (C)	8,870	333,955
Schlumberger, Ltd.	14,308	986,823

		3,421,372

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	17,564	2,539,227
CVS Health Corp.	2,944	284,037
Kroger Co.	15,512	559,518
Wal-Mart Stores, Inc.	7,734	501,473

		3,884,255

Food Products - 0.9%
Archer-Daniels-Midland Co.	18,484	766,162
Hershey Co.	15,880	1,459,054
Keurig Green Mountain, Inc. (C)	2,640	137,650
Mondelez International, Inc., Class A	84,060	3,519,592

		5,882,458

Gas Utilities - 0.1%
AGL Resources, Inc.	2,540	155,041
Questar Corp.	9,953	193,188

		348,229

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	65,571	2,637,266
Boston Scientific Corp. (B)	153,710	2,522,381
Stryker Corp.	11,390	1,071,799

		6,231,446

Health Care Providers & Services - 2.2%
Aetna, Inc.	20,130	2,202,423
Cigna Corp.	5,850	789,867
Express Scripts Holding Co. (B) (C)	17,210	1,393,322
HCA Holdings, Inc. (B)	2,910	225,118
Humana, Inc., Class A	11,865	2,123,835
McKesson Corp.	21,020	3,889,330
UnitedHealth Group, Inc.	33,169	3,847,936

		14,471,831

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	370	18,389
Chipotle Mexican Grill, Inc., Class A (B)	490	352,922
Dunkin’ Brands Group, Inc. (C)	4,090	200,410
Royal Caribbean Cruises, Ltd., Class A (C)	20,735	1,847,281
Starbucks Corp.	42,314	2,405,128

		4,824,130

Household Durables - 0.5%
D.R. Horton, Inc.	18,580	545,509
Harman International Industries, Inc.	13,770	1,321,782
PulteGroup, Inc.	47,817	902,307
Toll Brothers, Inc. (B)	5,470	187,293

		2,956,891

Household Products - 1.0%
Kimberly-Clark Corp.	16,365	1,784,440
Procter & Gamble Co.	67,960	4,889,042

		6,673,482

Industrial Conglomerates - 0.4%
General Electric Co.	97,783	2,466,087

Insurance - 1.6%
ACE, Ltd. (C)	32,467	3,357,088

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	33,520	$ 1,904,606
Lincoln National Corp.	5,370	254,860
MetLife, Inc.	72,226	3,405,456
Prudential Financial, Inc.	5,922	451,316
XL Group PLC, Class A	25,440	923,981

		10,297,307

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (B)	8,966	4,589,606

Internet Software & Services - 2.5%
Alphabet, Inc., Class A (B)	7,312	4,667,762
Alphabet, Inc., Class C	7,608	4,628,859
Facebook, Inc., Class A (B)	73,350	6,594,165

		15,890,786

IT Services - 2.3%
Accenture PLC, Class A	50,840	4,995,538
Alliance Data Systems Corp. (B)	2,050	530,909
Automatic Data Processing, Inc.	2,630	211,347
Cognizant Technology Solutions Corp., Class A (B)	46,668	2,921,884
Fidelity National Information Services, Inc.	21,590	1,448,257
PayPal Holdings, Inc. (B)	11,450	355,408
Visa, Inc., Class A (C)	58,590	4,081,379

		14,544,722

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (B)	1,910	335,816
Thermo Fisher Scientific, Inc.	10,380	1,269,267

		1,605,083

Machinery - 1.2%
Caterpillar, Inc. (C)	2,790	182,354
Cummins, Inc.	22,510	2,444,136
Ingersoll-Rand PLC	5,460	277,204
PACCAR, Inc.	45,567	2,377,230
Parker-Hannifin Corp.	19,570	1,904,161
SPX Corp.	7,676	91,498
SPX FLOW, Inc. (B)	7,676	264,285

		7,540,868

Media - 2.7%
CBS Corp., Class B	30,110	1,201,389
Charter Communications, Inc., Class A (B)	9,250	1,626,612
Comcast Corp., Class A	86,656	4,928,993
DISH Network Corp., Class A (B)	16,839	982,387
Sirius XM Holdings, Inc. (B) (C)	990	3,703
Time Warner Cable, Inc.	5,140	921,962
Time Warner, Inc.	62,943	4,327,331
Twenty-First Century Fox, Inc., Class A	122,360	3,301,273
Viacom, Inc., Class B	7,890	340,454

		17,634,104

Metals & Mining - 0.1%
Alcoa, Inc.	39,630	382,826
U.S. Steel Corp. (C)	13,320	138,794

		521,620

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	37,300	672,892
CMS Energy Corp. (C)	23,637	834,859
PG&E Corp.	13,130	693,264
Public Service Enterprise Group, Inc.	25,820	1,088,571

		3,289,586

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.5%
Dollar General Corp.	21,210	$ 1,536,452
Target Corp.	24,000	1,887,840

		3,424,292

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Class A	19,097	1,153,268
Cabot Oil & Gas Corp.	32,630	713,292
Cheniere Energy, Inc. (B)	1,910	92,253
Chevron Corp.	53,442	4,215,505
Columbia Pipeline Group, Inc.	43,315	792,231
Concho Resources, Inc. (B)	1,900	186,770
Energen Corp.	2,170	108,196
EOG Resources, Inc.	16,004	1,165,091
EQT Corp.	11,710	758,457
Exxon Mobil Corp.	81,016	6,023,539
Marathon Petroleum Corp.	16,520	765,372
Occidental Petroleum Corp.	41,263	2,729,547
Phillips 66	12,090	928,996
Valero Energy Corp.	25,910	1,557,191

		21,189,708

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	9,620	776,142

Pharmaceuticals - 3.7%
Allergan PLC (B)	13,673	3,716,458
Bristol-Myers Squibb Co.	74,582	4,415,254
Eli Lilly & Co.	46,550	3,895,770
Johnson & Johnson	40,011	3,735,027
Merck & Co., Inc.	25,570	1,262,902
Mylan NV (B)	8,710	350,665
Perrigo Co. PLC	2,288	359,834
Pfizer, Inc.	156,909	4,928,512
Valeant Pharmaceuticals International, Inc. (B)	5,280	941,846

		23,606,268

Professional Services - 0.1%
Equifax, Inc.	6,610	642,360

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	12,300	1,082,154
AvalonBay Communities, Inc.	9,419	1,646,630
Boston Properties, Inc.	8,547	1,011,965
Brixmor Property Group, Inc. (C)	28,380	666,362
DiamondRock Hospitality Co. (C)	30,390	335,810
Equinix, Inc.	1,310	358,154
Highwoods Properties, Inc.	9,731	377,076
LaSalle Hotel Properties (C)	16,920	480,359
Liberty Property Trust, Series C	15,950	502,584
Prologis, Inc., Class A	31,908	1,241,221
Public Storage	1,140	241,258
Simon Property Group, Inc.	9,554	1,755,261

		9,698,834

Road & Rail - 1.1%
Canadian Pacific Railway, Ltd.	8,322	1,194,790
CSX Corp.	57,561	1,548,391
Union Pacific Corp.	46,754	4,133,521

		6,876,702

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc., Class A	69,720	1,024,187
Avago Technologies, Ltd., Class A (C)	27,805	3,475,903

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	11,670	$ 600,188
Freescale Semiconductor, Ltd. (B) (C)	11,500	420,670
KLA-Tencor Corp.	4,017	200,850
LAM Research Corp.	41,068	2,682,972
Microchip Technology, Inc. (C)	4,910	211,572
NXP Semiconductors NV (B)	2,050	178,494
Texas Instruments, Inc.	57,960	2,870,179

		11,665,015

Software - 2.3%
Adobe Systems, Inc. (B)	41,172	3,385,162
Intuit, Inc. (C)	3,650	323,937
Microsoft Corp.	222,889	9,865,067
Oracle Corp.	29,905	1,080,169

		14,654,335

Specialty Retail - 2.2%
AutoNation, Inc. (B)	6,410	372,934
AutoZone, Inc. (B)	347	251,169
Best Buy Co., Inc. (C)	19,710	731,635
Home Depot, Inc.	48,089	5,553,799
Lowe’s Cos., Inc.	53,251	3,670,059
Ross Stores, Inc.	3,880	188,064
Tiffany & Co.	6,470	499,613
TJX Cos., Inc.	38,086	2,720,102

		13,987,375

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	134,415	14,825,975
Hewlett-Packard Co.	65,327	1,673,024

		16,498,999

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (B) (C)	6,359	322,083
PVH Corp. (C)	170	17,330
Ralph Lauren Corp., Class A	6,950	821,212
VF Corp.	29,688	2,025,019

		3,185,644

Tobacco - 0.6%
Philip Morris International, Inc.	49,694	3,942,225

Water Utilities - 0.1%
American Water Works Co., Inc.	13,620	750,190

Wireless Telecommunication Services - 0.0% (A)
T-Mobile US, Inc. (B)	3,510	139,733

Total Common Stocks (Cost $342,514,553)		375,368,098

PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (A)
State Street Corp.
Series D, 5.90% (D)	3,072	79,749

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (D)	15,621	401,304

Electric Utilities - 0.0% (A)
SCE Trust III
5.75% (D)	1,280	34,483

Total Preferred Stocks (Cost $537,460)		515,536

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (E)	$ 675,816	$ 780,155
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	790,000	783,869
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (D) (E)	910,000	903,246
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	611,051	613,339
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (E)	80,000	80,430
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	80,000	80,519
Series 2014-AA, Class B
1.76%, 08/15/2019 (E)	95,000	95,203
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	120,000	120,738
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (E)	110,291	110,316
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	171,210
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	102,134
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	102,363
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	450,000	450,045
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	610,000	609,390
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.48%, 03/20/2036 (D)	1,000,000	979,313
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.44%, 04/20/2026 (D) (E)	925,000	906,587
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (E)	574,267	574,280
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (D) (E)	930,000	918,872
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.79%, 07/20/2027 (D) (E)	915,000	908,729
Santander Drive Auto Receivables Trust
Series 2013-A, Class C
3.12%, 10/15/2019 (E)	140,000	142,318
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (D) (E)	1,625,000	1,630,184
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (E)	203,690	204,962
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	493,654	496,561

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	$ 445,781	$ 449,224
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	465,518	468,443
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	354,789	356,601
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	369,572	372,060
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (E)	483,613	485,466
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.71%, 01/15/2043 (D) (E)	295,000	311,842
Series 2011-B, Class A3
2.46%, 06/16/2042 (D) (E)	115,000	121,085
Series 2011-C, Class A2A
3.46%, 10/17/2044 (D) (E)	200,000	212,174
Series 2012-E, Class A2B
1.96%, 06/15/2045 (D) (E)	700,000	714,280
Series 2013-A, Class A2B
1.26%, 05/17/2027 (D) (E)	620,000	617,892
Series 2013-A, Class B
2.50%, 03/15/2047 (E)	105,000	102,876
Series 2013-B, Class B
3.00%, 05/16/2044 (E)	100,000	99,451
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (E)	624,859	615,768
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	341,182	341,649
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.16%, 10/15/2021 (D) (E)	1,420,000	1,420,450

Total Asset-Backed Securities (Cost $18,448,061)		18,454,024

CORPORATE DEBT SECURITIES - 15.5%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	640,000	710,854

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	307,231
5.10%, 01/15/2044	215,000	225,225

		532,456

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	723,165	718,645
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,265,000	1,268,163

		1,986,808

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	450,000	440,624

Automobiles - 0.0% (A)
General Motors Co.
4.88%, 10/02/2023	135,000	136,915
6.25%, 10/02/2043	80,000	85,094

		222,009

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.0%
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 1,945,000	$ 2,548,111
BPCE SA
4.00%, 04/15/2024 (C)	250,000	259,774
5.15%, 07/21/2024 (E)	205,000	208,359
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	265,000	267,514
11.00%, 06/30/2019 (D) (E) (F)	1,905,000	2,342,197
Deutsche Bank AG
1.64%, 08/20/2020 (D)	280,000	281,446
HSBC Bank Brasil SA - Banco Multiplo
Series MTN
4.00%, 05/11/2016 (E)	690,000	679,650
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	198,398
5.25%, 03/14/2044	201,000	203,941
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	765,000	754,900
Korea Development Bank
3.50%, 08/22/2017	475,000	491,384
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	365,000	366,073
Nordea Bank AB
4.25%, 09/21/2022 (E)	1,930,000	1,975,644
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	317,218
6.00%, 12/19/2023	275,000	292,783
Societe Generale SA
5.00%, 01/17/2024 (E)	275,000	277,976
Wells Fargo & Co.
2.15%, 01/15/2019	134,000	135,056
4.13%, 08/15/2023	521,000	541,565
5.38%, 11/02/2043	280,000	308,371
5.90%, 06/15/2024 (D) (F)	178,000	178,000

		12,628,360

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (C)	205,000	205,562
3.70%, 02/01/2024 (C)	285,000	288,928

		494,490

Biotechnology - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	130,000	118,790
4.70%, 05/14/2045	805,000	781,041
Amgen, Inc.
5.65%, 06/15/2042	125,000	139,937
Celgene Corp.
2.88%, 08/15/2020	855,000	862,757
Gilead Sciences, Inc.
3.65%, 03/01/2026	445,000	447,071

		2,349,596

Capital Markets - 1.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	810,000	825,008
Bank of New York Mellon Corp.
Series MTN
2.10%, 01/15/2019	205,000	206,833
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 - 01/22/2023	704,000	711,811
5.75%, 01/24/2022	378,000	433,826
6.25%, 02/01/2041	75,000	90,438

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
6.75%, 10/01/2037	$ 80,000	$ 95,433
Series MTN
1.93%, 11/29/2023 (D)	195,000	196,152
7.50%, 02/15/2019	600,000	701,282
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	1,230,000	1,398,521
Morgan Stanley
5.00%, 11/24/2025	275,000	292,386
Series MTN
7.30%, 05/13/2019	1,665,000	1,944,106
UBS AG
7.63%, 08/17/2022	935,000	1,075,705

		7,971,501

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	289,000	311,600
Monsanto Co.
4.40%, 07/15/2044	480,000	415,846

		727,446

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	720,000	730,960
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	445,000	443,282

		1,174,242

Communications Equipment - 0.0% (A)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	227,822

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	870,000	873,605

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	793,000	785,417

Diversified Financial Services - 1.6%
Bank of America Corp.
2.60%, 01/15/2019	240,000	242,438
2.65%, 04/01/2019	774,000	782,739
4.10%, 07/24/2023	202,000	209,876
5.42%, 03/15/2017	600,000	630,277
5.75%, 12/01/2017	320,000	345,902
Citigroup, Inc.
1.70%, 04/27/2018	753,000	749,087
3.38%, 03/01/2023	341,000	342,631
4.95%, 11/07/2043	75,000	77,805
6.68%, 09/13/2043	75,000	91,839
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020 (E)	1,370,000	1,366,172
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	205,000	212,900
General Electric Capital Corp.
7.13%, 06/15/2022 (D) (F)	1,055,000	1,218,525
Series MTN
6.88%, 01/10/2039	80,000	112,009
JPMorgan Chase & Co.
3.20%, 01/25/2023	892,000	885,457
3.25%, 09/23/2022	142,000	142,102
4.85%, 02/01/2044 (C)	75,000	78,435
6.75%, 02/01/2024 (D) (F)	66,000	68,723

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
Series MTN
1.35%, 02/15/2017	$ 1,175,000	$ 1,176,528
JPMorgan Chase Bank NA
6.00%, 10/01/2017	510,000	551,111
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	705,000	822,865

		10,107,421

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.45%, 06/30/2020	1,095,000	1,078,124
3.40%, 05/15/2025	545,000	520,200
4.35%, 06/15/2045	290,000	248,916
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	206,250
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	125,562
Verizon Communications, Inc.
2.63%, 02/21/2020	523,000	524,552
3.45%, 03/15/2021	620,000	634,867
4.50%, 09/15/2020	185,000	200,408
6.55%, 09/15/2043	493,000	582,452

		4,121,331

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	544,520
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	270,000	286,057
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	124,807
8.88%, 11/15/2018	65,000	77,653
Commonwealth Edison Co.
4.70%, 01/15/2044	175,000	185,319
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	186,454
Duke Energy Corp.
3.75%, 04/15/2024	46,000	47,359
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	274,420
Georgia Power Co.
3.00%, 04/15/2016	428,000	433,056
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	145,700
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	290,000	317,603
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	57,809
5.30%, 06/01/2042	75,000	82,922
Pacific Gas & Electric Co.
4.75%, 02/15/2044	79,000	83,172
PacifiCorp
3.60%, 04/01/2024	555,000	573,465
5.75%, 04/01/2037	150,000	181,451
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	29,586
Public Service Electric & Gas Co.
3.00%, 05/15/2025	560,000	557,702

		4,189,055

Energy Equipment & Services - 0.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	245,000	257,556
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	136,116

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	$ 160,000	$ 159,648
4.63%, 03/01/2034	145,000	138,802
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	107,758

		799,880

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	765,000	777,243
5.30%, 12/05/2043	54,000	59,580
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	185,637
4.30%, 04/22/2044	75,000	76,670
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	798,000	808,521

		1,907,651

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	460,000	463,014
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	256,597

		719,611

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co.
2.68%, 12/15/2019	355,000	358,970
Boston Scientific Corp.
2.65%, 10/01/2018	251,000	254,063
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	1,125,000	1,101,625

		1,714,658

Health Care Providers & Services - 0.4%
Aetna, Inc.
4.75%, 03/15/2044	58,000	58,898
Anthem, Inc.
1.88%, 01/15/2018	306,000	306,119
2.30%, 07/15/2018	853,000	856,614
3.30%, 01/15/2023	100,000	98,959
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	249,180
Express Scripts Holding Co.
4.75%, 11/15/2021	555,000	599,228
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	224,175
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	81,878

		2,475,051

Hotels, Restaurants & Leisure - 0.0% (A)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	16,000	16,120
4.88%, 11/01/2020	25,000	25,313

		41,433

Insurance - 1.8%
American International Group, Inc.
4.13%, 02/15/2024	256,000	268,948
8.18%, 05/15/2068 (D)	72,000	95,220
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	272,807
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	180,375

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	$ 1,545,000	$ 1,785,271
Lincoln National Corp.
8.75%, 07/01/2019	995,000	1,215,325
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	826,927
3.88%, 04/11/2022 (E)	750,000	782,682
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	915,000	1,363,963
Principal Financial Group, Inc.
8.88%, 05/15/2019	445,000	543,108
Prudential Financial, Inc.
Series MTN
5.38%, 06/21/2020	294,000	331,317
7.38%, 06/15/2019	250,000	294,362
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (D)	1,861,000	1,558,587
ZFS Finance USA Trust II
6.45%, 12/15/2065 (D) (E)	2,045,000	2,065,450

		11,584,342

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (C)	170,000	175,178
MasterCard, Inc.
2.00%, 04/01/2019	224,000	226,443
3.38%, 04/01/2024	144,000	147,204

		548,825

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	450,000	449,762
2.40%, 02/01/2019	581,000	584,187
5.30%, 02/01/2044	29,000	30,513

		1,064,462

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	571,941

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	89,000	94,638
5.75%, 04/15/2020	85,000	95,610
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	552,062
Comcast Corp.
5.88%, 02/15/2018	412,000	453,134
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	285,000	304,797
5.00%, 03/01/2021	150,000	163,492
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	211,250
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	279,371
4.45%, 01/15/2043	209,000	208,134
5.15%, 04/30/2020	379,000	427,796

		2,790,284

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	180,000	180,509
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	137,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis, Inc.
8.75%, 12/15/2020	$ 395,000	$ 380,266
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	152,000	143,912

		842,281

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	89,104
4.88%, 03/01/2044	201,000	208,724
PG&E Corp.
2.40%, 03/01/2019	113,000	113,769

		411,597

Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.
4.25%, 01/15/2044	66,000	56,117
4.75%, 04/15/2043	85,000	76,701
BP Capital Markets PLC
2.24%, 05/10/2019	425,000	428,142
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	136,991
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	374,494
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	645,338
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	174,577
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	222,421
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	605,000	548,685
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	222,525
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	310,000	79,050
MEG Energy Corp.
6.50%, 03/15/2021 (E)	180,000	147,600
Murphy Oil Corp.
2.50%, 12/01/2017	316,000	308,533
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,042
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	90,058
8.25%, 03/01/2019	195,000	229,021
Peabody Energy Corp.
6.25%, 11/15/2021	165,000	33,825
Petrobras Global Finance BV
6.25%, 03/17/2024 (C)	410,000	298,398
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	510,000	494,520
Range Resources Corp.
5.75%, 06/01/2021	45,000	42,412
Shell International Finance BV
2.00%, 11/15/2018	364,000	368,275
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	277,236
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	64,364
7.88%, 09/01/2021	109,000	110,755
Williams Partners, LP
5.40%, 03/04/2044	128,000	102,190

		5,543,270

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	$ 694,000	$ 749,523

Pharmaceuticals - 0.3%
Actavis Funding SCS
3.80%, 03/15/2025	595,000	574,793
Actavis, Inc.
4.63%, 10/01/2042	260,000	240,341
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	292,000	309,043
Perrigo Co. PLC
2.30%, 11/08/2018	645,000	638,009
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	41,000	41,498

		1,803,684

Real Estate Investment Trusts - 0.9%
EPR Properties
4.50%, 04/01/2025	955,000	915,814
Host Hotels & Resorts, LP
4.00%, 06/15/2025	330,000	325,300
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,083,994
Realty Income Corp.
3.88%, 07/15/2024	965,000	965,879
Simon Property Group, LP
3.38%, 10/01/2024 (C)	1,160,000	1,167,194
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	78,666
Vereit Operating Partnership, LP
2.00%, 02/06/2017	545,000	534,100
3.00%, 02/06/2019	270,000	257,513
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	740,000	736,500

		6,064,960

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	596,000	689,870
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	50,224
3.75%, 04/01/2024	48,000	49,466

		789,560

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	960,000	972,731
KLA-Tencor Corp.
4.13%, 11/01/2021	685,000	696,464

		1,669,195

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025 (C)	595,000	583,045

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (G)	780,000	779,781
Hewlett-Packard Co.
3.75%, 12/01/2020	275,000	284,323

		1,064,104

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	$ 144,000	$ 149,130
Philip Morris International, Inc.
4.88%, 11/15/2043	104,000	110,139
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	895,000	1,059,840

		1,319,109

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	1,045,000	1,081,575

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	666,547
4.38%, 07/16/2042 (C)	250,000	224,343
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	675,000	729,117
6.11%, 01/15/2040 (E)	1,455,000	1,639,680
SBA Tower Trust
2.24%, 04/15/2043 (E)	280,000	278,150
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	390,000	409,227
Sprint Corp.
7.88%, 09/15/2023	200,000	161,875
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,350
6.63%, 04/28/2021	75,000	75,188
6.73%, 04/28/2022 (C)	75,000	74,813
6.84%, 04/28/2023	25,000	24,750

		4,304,040

Total Corporate Debt Securities (Cost $101,300,966)		99,987,118

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazilian Government International Bond
4.25%, 01/07/2025 (C)	230,000	201,250
Colombia Government International Bond
4.00%, 02/26/2024	305,000	295,545
Export-Import Bank of Korea
4.00%, 01/11/2017	665,000	686,042
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	400,000	413,488
Mexico Government International Bond
4.00%, 10/02/2023	800,000	814,800
Peruvian Government International Bond
7.35%, 07/21/2025 (C)	160,000	199,600
Turkey Government International Bond
5.75%, 03/22/2024 (C)	520,000	538,980

Total Foreign Government Obligations (Cost $3,165,295)		3,149,705

MORTGAGE-BACKED SECURITIES - 5.2%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.73%, 06/10/2049 (D)	365,134	385,454
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.73%, 06/15/2049 (D) (E)	475,000	499,844
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	590,000	589,397

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust (continued)
Series 2012-TFT, Class C
3.58%, 06/05/2030 (D) (E)	$ 1,390,000	$ 1,341,167
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 (D) (E)	3,935,000	199,756
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.81%, 08/26/2035 (D) (E)	173,716	172,112
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (D) (E)	197,592	207,888
Series 2009-RR6, Class 2A1
2.69%, 08/26/2035 (D) (E)	827,219	822,087
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (D) (E)	244,908	250,053
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	376,288	390,116
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	271,427	282,465
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	454,780	485,513
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	185,000	195,246
Series 2014-GC19, Class A4
4.02%, 03/10/2047	285,000	307,243
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (D)	1,356,816	1,383,592
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	675,000	701,902
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	90,000	99,791
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	170,000	173,474
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	219,917
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	490,000	496,314
Series 2014-CR14, Class B
4.76%, 02/10/2047 (D)	195,000	212,041
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	150,000	158,426
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (E)	935,000	945,788
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.24%, 08/26/2036 (D) (E)	926,035	919,239
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	486,368	489,718
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	635,000	660,192
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (D) (E)	745,790	728,238
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (D) (E)	1,140,110	1,086,498
DBRR Trust
Series 2011-C32, Class A3A
5.90%, 06/17/2049 (D) (E)	150,000	156,007

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2
0.34%, 12/25/2036 (D)	$ 216,991	$ 181,524
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (E)	215,000	216,517
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (D) (E)	440,000	424,759
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.10%, 11/05/2030 (D) (E)	20,000,000	3,180
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.70%, 12/26/2037 (D) (E)	149,732	148,946
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (E)	87,110	90,009
Series 2009-R7, Class 12A1
2.75%, 08/26/2036 (D) (E)	51,649	51,269
Series 2009-R7, Class 1A1
2.36%, 02/26/2036 (D) (E)	339,544	334,053
Series 2009-R7, Class 4A1
2.67%, 09/26/2034 (D) (E)	120,853	119,430
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 (D) (E)	144,067	145,674
Series 2010-R3, Class 1A1
2.69%, 03/21/2036 (D) (E)	24,829	24,816
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.67%, 12/12/2044 (D)	70,000	70,329
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	629,330	653,751
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (D)	460,000	494,335
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	523,949	559,674
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	195,021	201,571
Series 2010-C1, Class B
5.95%, 06/15/2043 (E)	420,000	460,846
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (E)	1,441,100	1,520,833
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.93%, 01/27/2047 (D) (E)	17,478	17,493
Series 2010-4, Class 7A1
1.99%, 08/26/2035 (D) (E)	41,290	41,190
Series 2014-2, Class 6A1
Zero Coupon, 05/26/2037 (D) (E)	1,127,873	1,132,220
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.37%, 09/15/2045 (D)	145,000	157,806
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.60%, 11/12/2037 (D)	219,239	219,150
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (D)	166,828	173,460
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.90%, 04/12/2049 (D)	570,000	597,379
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	588,186	611,996
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	145,358

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	$ 162,036	$ 170,974
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (D)	195,000	206,849
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (E)	54,861	54,586
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	102,546	101,879
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	1,459,091	1,463,243
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (E)	2,335,000	2,338,143
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (D) (E)	853,527	871,454
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	434,661	448,840
Series 2014-2A, Class A3
3.75%, 05/25/2054	954,618	995,447
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	722,910	748,007
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.48%, 05/25/2035 (D)	776,553	748,584
SCG Trust
Series 2013-SRP1, Class A
1.61%, 11/15/2026 (D) (E)	295,000	293,408
Series 2013-SRP1, Class AJ
2.16%, 11/15/2026 (D) (E)	190,000	188,451
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (E) (H) (I)	132,806	131,506
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (D) (E)	766,202	771,510
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	535,000	564,049
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.61%, 09/15/2021 (D) (E)	97,546	95,301
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	52,185	52,185

Total Mortgage-Backed Securities (Cost $33,742,179)		33,601,462

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	55,000	74,035
State of California, General Obligation Unlimited
7.60%, 11/01/2040	260,000	381,469
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	50,000	48,302

		503,806

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
6.64%, 04/01/2057	$ 50,000	$ 58,603

Illinois - 0.0% (A)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	250,000	234,302

New Jersey - 0.0% (A)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	71,000	98,177

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	60,000	78,519
New York City Water & Sewer System, Revenue Bonds
Series CC
5.88%, 06/15/2044	55,000	70,230
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	55,000	66,057
Port Authority of New York & New Jersey, Revenue Bonds
Series 181
4.96%, 08/01/2046	95,000	103,133

		317,939

Total Municipal Government Obligations (Cost $1,175,416)		1,212,827

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	137,098	144,157
5.50%, 09/01/2018 - 06/01/2041	552,720	599,608
6.00%, 12/01/2037	149,405	169,196
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	691,829
2.00%, 02/01/2043 (D)	330,433	339,880
3.00%, TBA (G)	9,641,000	9,770,551
3.33%, 10/25/2023 (D)	245,000	259,848
3.35%, 06/01/2041 (D)	90,746	96,155
3.50%, 07/01/2028 - 01/01/2029	968,337	1,032,890
3.50%, TBA (G)	15,279,000	15,975,321
3.52%, 09/01/2041 (D)	105,904	112,330
4.00%, TBA (G)	7,053,000	7,523,294
4.50%, 02/01/2025 - 06/01/2026	773,217	826,760
5.00%, 05/01/2018	52,455	54,503
5.00%, TBA (G)	2,342,000	2,580,454
5.50%, 04/01/2037 - 04/01/2041	798,582	894,488
6.00%, 08/01/2036 - 06/01/2041	1,138,243	1,294,083
6.50%, 05/01/2040	355,237	405,814
Government National Mortgage Association, Interest Only STRIPS
0.91%, 02/16/2053 (D)	1,151,667	76,174

Total U.S. Government Agency Obligations (Cost $42,459,752)		42,847,335

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 1,982,600	$ 1,933,087
3.50%, 02/15/2039	478,000	539,169
3.63%, 02/15/2044	8,468,700	9,738,785
4.50%, 02/15/2036	2,187,600	2,868,434
4.75%, 02/15/2037	391,000	530,182
5.25%, 02/15/2029	2,059,000	2,764,154
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,302,871	1,562,987
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	537,644	518,336
0.63%, 01/15/2024	4,592,417	4,570,231
U.S. Treasury Note
0.38%, 10/31/2016	4,543,300	4,542,296
0.88%, 04/15/2017 - 04/30/2017	6,341,600	6,373,458
1.00%, 11/30/2019	787,000	779,150
1.25%, 11/30/2018	3,781,700	3,812,033
1.63%, 03/31/2019 - 11/15/2022	7,529,800	7,625,787
1.88%, 11/30/2021	144,000	145,864
2.00%, 02/15/2025	3,515,000	3,501,270
2.25%, 11/15/2024	1,584,400	1,614,025
2.50%, 05/15/2024	2,491,300	2,595,040

Total U.S. Government Obligations (Cost $54,767,898)		56,014,288

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Home Loan Bank Discount Notes
0.15%, 12/17/2015 (J)	1,945,000	1,944,397

Total Short-Term U.S. Government Agency Obligation (Cost $1,944,397)		1,944,397

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.00% (K), 02/04/2016 (J)	3,243,000	3,242,972
0.01%, 10/29/2015 - 02/04/2016 (J)	4,741,000	4,740,961
0.03%, 10/22/2015 (C) (J)	108,000	107,998
0.04%, 12/10/2015 - 12/17/2015 (J)	9,884,000	9,883,240
0.04%, 11/19/2015 (C) (J)	5,017,000	5,016,730
0.05%, 11/27/2015 (C) (J)	3,543,000	3,542,722
0.08%, 11/05/2015 (J)	7,385,000	7,384,465
0.12%, 04/28/2016 (J) (L)	270,000	269,896
0.15%, 04/28/2016 (J) (L)	30,000	29,989
0.20%, 04/28/2016 (J) (L)	160,000	159,938

Total Short-Term U.S. Government Obligations (Cost $34,378,543)		34,378,911

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (J)	31,156,311	31,156,311

Total Securities Lending Collateral (Cost $31,156,311)		31,156,311

Principal	Value
REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $11,318,485 on 10/01/2015. Collateralized by U.S. Government Obligations, 2.00% - 2.25%, due 07/31/2021 - 11/15/2021, and with a total value of $11,553,802.

$ 11,318,482	$ 11,318,482

Total Repurchase Agreement (Cost $11,318,482)	11,318,482

Total Investments (Cost $676,909,313) (M)	709,948,494
Net Other Assets (Liabilities) - (10.3)%	(66,522,915)

Net Assets - 100.0%	$ 643,425,579

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	82	12/18/2015	$—	$(154,167)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$375,368,098	$—	$—	$375,368,098
Preferred Stocks	515,536	—	—	515,536
Asset-Backed Securities	—	18,454,024	—	18,454,024
Corporate Debt Securities	—	99,987,118	—	99,987,118
Foreign Government Obligations	—	3,149,705	—	3,149,705
Mortgage-Backed Securities	—	33,469,956	131,506	33,601,462
Municipal Government Obligations	—	1,212,827	—	1,212,827
U.S. Government Agency Obligations	—	42,847,335	—	42,847,335
U.S. Government Obligations	—	56,014,288	—	56,014,288
Short-Term U.S. Government Agency Obligation	—	1,944,397	—	1,944,397
Short-Term U.S. Government Obligations	—	34,378,911	—	34,378,911
Securities Lending Collateral	31,156,311	—	—	31,156,311
Repurchase Agreement	—	11,318,482	—	11,318,482

Total Investments	$407,039,945	$302,777,043	$131,506	$709,948,494

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(154,167)	$—	$—	$(154,167)

Total Other Financial Instruments	$(154,167)	$—	$—	$(154,167)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3 (Q)	Transfers from Level 3 to Level 2
Mortgage-Backed Securities	$—	$—	$131,506	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $30,499,946. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $67,292,778, representing 10.5% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $131,506, representing less than 0.1% of the Portfolio’s net assets.

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $459,823.

(M)

Aggregate cost for federal income tax purposes is $676,909,313. Aggregate gross unrealized appreciation and depreciation for all securities is $58,156,969 and $25,117,788, respectively. Net unrealized appreciation for tax purposes is $33,039,181.

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(Q)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
Alternative Investments - 6.5%
Transamerica MLP & Energy Income (A)	16,675	$ 123,561

Fixed Income - 21.4%
Transamerica Bond (A)	4,909	47,813
Transamerica High Yield Bond (A)	10,348	91,584
Transamerica Short-Term Bond (A)	23,886	239,095
Transamerica Unconstrained Bond (A)	2,876	28,072

		406,564

Global/International Equity - 10.2%
Transamerica Developing Markets Equity (A)	8,485	71,017
Transamerica International Small Cap (A)	6,188	57,923
Transamerica International Small Cap Value (A)	5,445	65,183

		194,123

Tactical and Specialty - 58.8%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E) (F) (G)	101	1,012
Transamerica Event Driven (A) (B)	13,834	131,977
Transamerica Global Multifactor Macro (A) (B)	30,493	308,891
Transamerica Global Real Estate Securities (A)	7,611	103,053
Transamerica Long/Short Strategy (A)	39,046	356,103
Transamerica Managed Futures Strategy (A)	18,964	216,759

		1,117,795

Total Investment Companies (Cost $1,953,515)		1,842,043

	Principal	Value
REPURCHASE AGREEMENT - 7.3%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2015, to be repurchased at $138,837 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $145,597.	$ 138,837	138,837

Total Repurchase Agreement (Cost $138,837)		138,837

Total Investments (Cost $2,092,352) (I)		1,980,880
Net Other Assets (Liabilities) - (4.2)%		(79,268)

Net Assets - 100.0%		$ 1,901,612

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$1,841,031	$—	$1,012	$1,842,043
Repurchase Agreement	—	138,837	—	138,837

Total Investments	$1,841,031	$138,837	$1,012	$1,980,880

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,012, representing 0.1% of the Portfolio’s net assets.
(E)	Illiquid security. Total aggregate value of illiquid securities is $1,012, representing 0.1% of the Portfolio’s net assets.
(F)	At September 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$1,012	0.1%

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rate disclosed reflects the yield at September 30, 2015.
(I)

Aggregate cost for federal income tax purposes is $2,092,352. Aggregate gross unrealized appreciation and depreciation for all securities is $2,795 and $114,267, respectively. Net unrealized depreciation for tax purposes is $111,472.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 200,000	$ 200,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1
0.97%, 05/25/2034 (A)	573,609	525,814
FFMLT Trust
Series 2005-FF2, Class M3
0.91%, 03/25/2035 (A)	94,473	93,564
Series 2005-FF2, Class M4
1.08%, 03/25/2035 (A)	400,000	367,922
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.53%, 07/20/2019 (A) (B)	13,390	13,386
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	150,471	150,439
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	94,860	93,816
RASC Trust
Series 2006-EMX2, Class A2
0.39%, 02/25/2036 (A)	278,703	275,722
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.46%, 07/15/2036 (A)	115,410	114,421
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.52%, 03/15/2024 (A)	101,733	100,982
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.96%, 10/16/2023 (A) (B)	24,409	24,396
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 (A) (B)	79,471	79,312

Total Asset-Backed Securities (Cost $1,923,764)		2,039,774

CORPORATE DEBT SECURITIES - 22.7%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035	40,000	36,707

Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	98,154

Airlines - 0.0% (C)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	46,093	46,900
5.50%, 04/29/2022	43,043	44,442
Southwest Airlines Co.
2.75%, 11/06/2019	50,000	50,949

		142,291

Automobiles - 0.5%
Daimler Finance North America LLC
0.75%, 03/02/2018 (A) (B)	800,000	790,254
2.25%, 03/02/2020 (B)	800,000	776,277
Toyota Motor Credit Corp.
0.61%, 05/17/2016 (A)	200,000	200,182
Series MTN
2.15%, 03/12/2020 (D)	1,200,000	1,202,604

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Volkswagen International Finance NV
0.76%, 11/18/2016 (A) (B)	$ 250,000	$ 242,914

		3,212,231

Banks - 4.4%
Abbey National Treasury Services PLC
2.38%, 03/16/2020	3,400,000	3,414,974
American Express Centurion Bank
0.76%, 11/13/2015 (A)	500,000	500,150
Bank of Montreal
Series MTN
2.55%, 11/06/2022	220,000	216,139
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.88%, 03/05/2018 (A) (B)	900,000	896,360
2.30%, 03/05/2020 (B)	350,000	348,035
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,145,695
BPCE SA
4.63%, 07/11/2024 (B)	400,000	389,986
Commonwealth Bank of Australia
0.60%, 09/08/2017 (A) (B)	700,000	697,345
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	220,000	242,652
Credit Agricole SA
7.88%, 01/23/2024 (A) (B) (E)	250,000	248,751
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	310,044
HSBC USA, Inc.
0.92%, 11/13/2019 (A)	460,000	455,535
2.38%, 11/13/2019	550,000	548,819
2.75%, 08/07/2020	1,770,000	1,776,414
ING Bank NV
0.89%, 03/16/2018 (A) (B) (F)	900,000	896,644
2.45%, 03/16/2020 (B)	80,000	80,759
KeyBank NA
2.50%, 12/15/2019	100,000	101,249
Lloyds Bank PLC
2.70%, 08/17/2020	3,300,000	3,347,352
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	753,461
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B)	800,000	812,045
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	402,264
Sumitomo Mitsui Banking Corp.
Series MTN
2.65%, 07/23/2020 (D)	1,790,000	1,807,393
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,187,127
Toronto-Dominion Bank
0.54%, 05/02/2017 (A)	400,000	398,970
Wells Fargo & Co.
Series MTN
2.60%, 07/22/2020 (D)	4,500,000	4,545,391
3.00%, 02/19/2025	500,000	481,110

		26,004,664

Biotechnology - 0.8%
AbbVie, Inc.
1.06%, 11/06/2015 (A)	200,000	200,059
2.90%, 11/06/2022	2,400,000	2,338,356

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
3.13%, 05/01/2025	$ 1,450,000	$ 1,388,375
3.63%, 05/22/2024	400,000	401,173
4.10%, 06/15/2021	400,000	424,736
Baxalta, Inc.
3.60%, 06/23/2022 (B)	50,000	50,481
4.00%, 06/23/2025 (B)	50,000	50,077

		4,853,257

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	141,068
Masco Corp.
4.45%, 04/01/2025	40,000	40,500
Owens Corning
4.20%, 12/01/2024	50,000	49,670

		231,238

Capital Markets - 1.7%
Bank of New York Mellon Corp.
Series MTN
2.60%, 08/17/2020 (D)	2,390,000	2,425,183
3.00%, 02/24/2025	1,100,000	1,081,278
Goldman Sachs Group, Inc.
0.77%, 03/22/2016 (A)	300,000	299,932
3.75%, 05/22/2025	140,000	140,291
6.15%, 04/01/2018	280,000	308,377
Series MTN
3.85%, 07/08/2024	300,000	305,817
Lazard Group LLC
3.75%, 02/13/2025	81,000	77,289
Morgan Stanley
Series MTN
4.00%, 07/23/2025	140,000	143,079
5.50%, 07/24/2020	4,100,000	4,602,877
6.63%, 04/01/2018	200,000	222,707
UBS AG
Series MTN
0.69%, 08/14/2017 (A)	250,000	248,824
2.38%, 08/14/2019	250,000	251,073

		10,106,727

Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (D)	40,000	36,000
Eaton Corp.
2.75%, 11/02/2022	125,000	121,653
ERAC USA Finance LLC
1.40%, 04/15/2016 (B)	100,000	100,065
4.50%, 02/15/2045 (B) (F)	40,000	36,992
MUFG Americas Holdings Corp.
0.88%, 02/09/2018 (A)	114,000	114,124
2.25%, 02/10/2020 (D)	41,000	40,863
Waste Management, Inc.
3.13%, 03/01/2025	40,000	39,159

		488,856

Consumer Finance - 0.7%
American Express Co.
4.90%, 03/15/2020 (A) (E)	180,000	172,926
American Express Credit Corp.
Series MTN
0.81%, 08/15/2019 (A)	700,000	692,789
2.25%, 08/15/2019	600,000	602,100
John Deere Capital Corp.
Series MTN
1.60%, 07/13/2018	50,000	50,069

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
5.88%, 03/25/2021	$ 770,000	$ 647,762
PACCAR Financial Corp.
Series MTN
0.58%, 02/08/2016 (A)	150,000	150,092
Synchrony Financial
2.70%, 02/03/2020	41,000	40,536
4.50%, 07/23/2025	1,780,000	1,793,936

		4,150,210

Distributors - 0.0% (C)
WW Grainger, Inc.
4.60%, 06/15/2045	50,000	52,667

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,900,000	3,988,019

Diversified Financial Services - 4.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 07/01/2022	150,000	149,438
Bank of America Corp.
5.70%, 01/24/2022	4,800,000	5,475,014
Series MTN
0.94%, 08/25/2017 (A)	290,000	289,473
6.88%, 04/25/2018	220,000	245,880
Bank of America NA
0.73%, 05/08/2017 (A)	250,000	249,187
0.78%, 06/05/2017 (A)	1,210,000	1,206,911
1.75%, 06/05/2018	1,210,000	1,207,136
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,206,882
CME Group, Inc.
3.00%, 09/15/2022	3,800,000	3,845,250
Credit Suisse
0.98%, 04/27/2018 (A)	1,260,000	1,254,248
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (B)	3,900,000	3,787,501
Ford Motor Credit Co. LLC
0.85%, 09/08/2017 (A)	700,000	685,823
General Electric Capital Corp.
0.93%, 12/11/2015 (A)	120,000	120,118
Series MTN
5.50%, 01/08/2020	900,000	1,029,946
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	312,730
3.50%, 07/10/2019	200,000	202,068
Helios Leasing I LLC
1.56%, 09/28/2024	153,643	150,713
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,538,511
3.25%, 09/23/2022	200,000	200,144
3.90%, 07/15/2025	360,000	366,668
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	280,959
LeasePlan Corp. NV
2.50%, 05/16/2018 (B) (F)	300,000	300,731
3.00%, 10/23/2017 (B) (F)	250,000	254,437
McGraw-Hill Financial, Inc.
4.40%, 02/15/2026 (B)	80,000	81,185
Tagua Leasing LLC
1.58%, 11/16/2024	157,694	154,783

		27,595,736

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
0.70%, 02/12/2016 (A)	$ 200,000	$ 199,807
0.75%, 03/30/2017 (A) (D)	500,000	497,938
1.26%, 06/30/2020 (A)	170,000	168,595
3.40%, 05/15/2025	150,000	143,174
Verizon Communications, Inc.
0.73%, 06/09/2017 (A)	400,000	398,401
1.10%, 06/17/2019 (A)	300,000	297,995
1.87%, 09/15/2016 (A)	500,000	504,746
4.50%, 09/15/2020 (D)	100,000	108,329
5.15%, 09/15/2023	700,000	773,283

		3,092,268

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,415,753
Duke Energy Corp.
0.71%, 04/03/2017 (A)	200,000	199,437
3.75%, 04/15/2024	200,000	205,906
Duke Energy Progress LLC
0.53%, 03/06/2017 (A)	200,000	199,322
Entergy Corp.
4.00%, 07/15/2022	1,600,000	1,652,293
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	152,231
Exelon Corp.
3.95%, 06/15/2025	46,000	46,429
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	100,273
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	50,000	50,017
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	193,536

		4,215,197

Electrical Equipment - 0.0% (C)
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	149,919

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	50,000	48,436

Energy Equipment & Services - 0.3%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	89,508
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	91,738
3.60%, 11/01/2024	100,000	93,595
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,756,463

		2,031,304

Food & Staples Retailing - 0.1%
CVS Health Corp.
3.88%, 07/20/2025	270,000	278,318
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	96,920	96,806

		375,124

Food Products - 0.3%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	50,000	50,327
3.50%, 07/15/2022 (B)	50,000	51,076
3.95%, 07/15/2025 (B)	1,550,000	1,585,934

		1,687,337

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	$ 120,000	$ 123,403

Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co.
0.79%, 06/15/2016 (A)	470,000	469,913
3.73%, 12/15/2024	110,000	111,982
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,428,640
Medtronic, Inc.
3.50%, 03/15/2025	220,000	224,476
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,645,999
3.15%, 04/01/2022	80,000	79,208
3.55%, 04/01/2025	80,000	78,338

		4,038,556

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	50,000	49,739
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	39,691
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,090,000	1,106,476

		1,195,906

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,213
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	900,000	771,750

		971,963

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	260,656
4.50%, 03/11/2044	100,000	103,630

		364,286

Insurance - 0.7%
American International Group, Inc.
3.75%, 07/10/2025	120,000	121,864
First American Financial Corp.
4.30%, 02/01/2023	100,000	100,269
4.60%, 11/15/2024 (D)	50,000	51,197
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	301,868
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	50,276
MetLife, Inc.
4.05%, 03/01/2045	40,000	37,389
5.25%, 06/15/2020 (A) (E)	100,000	99,000
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	248,535
2.30%, 04/10/2019 (B)	700,000	707,803
New York Life Global Funding
1.13%, 03/01/2017 (B)	200,000	200,115
Pricoa Global Funding I
1.15%, 11/25/2016 (B)	500,000	501,157
2.20%, 05/16/2019 (B) (D)	200,000	201,420

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	$ 1,300,000	$ 1,298,699
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	200,000	201,348
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (B)	100,000	101,042
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,029

		4,262,011

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (D)	200,000	193,776
3.30%, 12/05/2021	110,000	113,757

		307,533

IT Services - 0.0% (C)
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	95,174

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	110,000	110,308
4.15%, 02/01/2024	1,600,000	1,657,235

		1,767,543

Machinery - 0.0% (C)
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	200,000	198,330

Media - 0.6%
21st Century Fox America, Inc.
3.70%, 09/15/2024	800,000	800,452
CBS Corp.
4.00%, 01/15/2026	50,000	49,189
CCO Safari II LLC
4.46%, 07/23/2022 (B)	2,000,000	2,001,056
Comcast Corp.
4.40%, 08/15/2035	50,000	50,319
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	95,005
Discovery Communications LLC
3.45%, 03/15/2025	40,000	37,058
SES SA
3.60%, 04/04/2023 (B)	200,000	201,813
Sky PLC
3.13%, 11/26/2022 (B)	80,000	77,569
3.75%, 09/16/2024 (B)	200,000	197,137
Time Warner, Inc.
3.60%, 07/15/2025 (D)	180,000	176,256

		3,685,854

Metals & Mining - 0.0% (C)
Anglo American Capital PLC
1.24%, 04/15/2016 (A) (B)	200,000	199,837

Multi-Utilities - 0.0% (C)
Sempra Energy
2.88%, 10/01/2022	150,000	147,099

Multiline Retail - 0.0% (C)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	101,000	104,787

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
0.74%, 02/13/2018 (A)	450,000	448,195
2.32%, 02/13/2020	800,000	802,971
3.51%, 03/17/2025 (D)	120,000	118,596
3.54%, 11/04/2024	219,000	217,298

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources, Ltd.
0.70%, 03/30/2016 (A)	$ 100,000	$ 99,780
Continental Resources, Inc.
3.80%, 06/01/2024 (D)	100,000	81,109
Devon Energy Corp.
0.79%, 12/15/2015 (A)	200,000	199,812
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	451,418
Enbridge, Inc.
3.50%, 06/10/2024	100,000	90,418
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	353,494
4.75%, 01/15/2026	100,000	92,009
EOG Resources, Inc.
3.90%, 04/01/2035	40,000	37,797
Kinder Morgan, Inc.
5.05%, 02/15/2046	800,000	634,757
Occidental Petroleum Corp.
3.50%, 06/15/2025	1,830,000	1,824,858
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	214,180
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	747,402
Rosneft Finance SA Series MTN
7.88%, 03/13/2018 (G)	200,000	209,712
Statoil ASA
2.45%, 01/17/2023	125,000	119,166
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	111,296
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	36,182

		6,890,450

Paper & Forest Products - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	50,000	49,262

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	80,000	77,283
3.85%, 06/15/2024	100,000	97,954
Eli Lilly & Co.
2.75%, 06/01/2025	1,190,000	1,171,666
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (B)	1,000,000	961,250
Johnson & Johnson
0.40%, 11/28/2016 (A)	200,000	200,017
Merck & Co., Inc.
2.35%, 02/10/2022	81,000	79,840

		2,588,010

Professional Services - 0.1%
Moody’s Corp.
2.75%, 07/15/2019	200,000	203,433
5.25%, 07/15/2044	100,000	106,394

		309,827

Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	300,000	299,660
American Tower Corp.
3.50%, 01/31/2023	100,000	96,341
4.00%, 06/01/2025	1,250,000	1,219,649

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust, LP
3.95%, 07/01/2022	$ 1,830,000	$ 1,827,972
iStar, Inc.
4.00%, 11/01/2017	100,000	96,250

		3,539,872

Road & Rail - 0.5%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	200,000	202,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	196,956
3.65%, 09/01/2025	1,750,000	1,769,740
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	384,661
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,813
Norfolk Southern Corp.
4.45%, 06/15/2045	50,000	48,313

		2,702,483

Semiconductors & Semiconductor Equipment - 0.0% (C)
Intel Corp.
3.10%, 07/29/2022 (D)	50,000	50,793
3.70%, 07/29/2025	100,000	102,596

		153,389

Software - 0.6%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	40,223
Autodesk, Inc.
4.38%, 06/15/2025	100,000	100,273
Microsoft Corp.
2.13%, 11/15/2022	300,000	290,461
2.70%, 02/12/2025 (D)	800,000	783,926
Oracle Corp.
0.79%, 10/08/2019 (A) (D)	500,000	497,835
2.80%, 07/08/2021	400,000	405,566
2.95%, 05/15/2025	1,250,000	1,218,651
4.30%, 07/08/2034	400,000	401,041

		3,737,976

Specialty Retail - 0.1%
AutoNation, Inc.
4.50%, 10/01/2025	50,000	50,961
Home Depot, Inc.
4.25%, 04/01/2046	50,000	50,360
QVC, Inc.
4.45%, 02/15/2025	100,000	96,418
4.85%, 04/01/2024	100,000	96,891

		294,630

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.60%, 05/06/2019 (A)	400,000	399,543
3.45%, 05/06/2024	400,000	412,341

		811,884

Tobacco - 0.7%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	51,388
3.95%, 06/15/2025 (B)	1,500,000	1,560,138

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Imperial Tobacco Finance PLC
3.75%, 07/21/2022 (B)	$ 200,000	$ 201,894
4.25%, 07/21/2025 (B)	1,790,000	1,812,298
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	52,246
4.45%, 06/12/2025	100,000	104,636
4.85%, 09/15/2023	100,000	107,276

		3,889,876

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	48,245

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025 (D)	50,000	50,668

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	100,360
6.38%, 03/01/2025	104,000	99,840
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	195,500

		395,700

Total Corporate Debt Securities (Cost $135,749,979)		135,484,896

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada
1.65%, 09/27/2019	1,200,000	1,199,087

Total Foreign Government Obligation (Cost $1,198,065)		1,199,087

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,519
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.63%, 07/25/2035 (A)	54,705	53,456
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.49%, 05/25/2035 (A)	96,613	82,683
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	1,515	1,515
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA
1.59%, 12/15/2048 (A)	2,403,981	128,546
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.43%, 03/25/2035 (A)	754,792	679,028

Total Mortgage-Backed Securities (Cost $903,908)		959,747

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	200,000	263,566

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	$ 200,000	$ 269,218
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	418,386

		951,170

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	193,272

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1
0.94%, 12/26/2031 (A)	89,585	88,669

Total Municipal Government Obligations (Cost $1,252,557)		1,233,111

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	14,450,000	14,420,724
2.38%, 01/13/2022	10,800,000	11,123,017
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,805,398
1.88%, 09/18/2018 (D)	6,800,000	6,973,713
4.50%, 04/01/2028 - 10/01/2041	1,202,220	1,305,717
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	583,865

Total U.S. Government Agency Obligations (Cost $35,019,405)		36,212,434

U.S. GOVERNMENT OBLIGATIONS - 13.8%
U.S. Treasury Bond
2.75%, 08/15/2042 (H)	33,400,000	32,565,868
3.13%, 08/15/2044	12,100,000	12,664,042
3.38%, 05/15/2044	500,000	548,763
U.S. Treasury Floating Rate Note
0.09%, 07/31/2017 (A)	3,100,000	3,096,807
U.S. Treasury Note
1.00%, 08/31/2019 (I)	1,500,000	1,489,317
1.63%, 08/15/2022 (H)	14,000,000	13,881,504
1.75%, 02/28/2022	400,000	401,281
2.00%, 10/31/2021	2,200,000	2,245,661
2.38%, 08/15/2024	12,400,000	12,771,355
2.50%, 05/15/2024 (H)	2,900,000	3,020,759

Total U.S. Government Obligations (Cost $78,570,354)		82,685,357

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.0%
Federal Home Loan Bank Discount Notes
0.12%, 12/08/2015 (J)	2,500,000	2,499,385
0.14%, 01/04/2016 (J)	6,800,000	6,797,488
0.19%, 01/22/2016 - 02/08/2016 (J)	1,800,000	1,798,899
0.21%, 01/27/2016 (J)	300,000	299,794
0.24%, 01/25/2016 - 01/26/2016 (J)	4,000,000	3,996,891
0.25%, 01/11/2016 (J)	1,400,000	1,399,008
0.29%, 02/19/2016 (J)	6,900,000	6,892,163
Federal Home Loan Mortgage Corp. Discount Notes
0.23%, 01/13/2016 (J)	400,000	399,734
0.25%, 01/27/2016 (J)	2,300,000	2,298,115

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Discount Notes (continued)
0.26%, 02/08/2016 (J)	$ 12,100,000	$ 12,088,639
0.28%, 02/22/2016 (J)	3,700,000	3,695,856
Federal National Mortgage Association Discount Notes
0.21%, 01/14/2016 (J)	22,900,000	22,886,308
0.23%, 01/14/2016 (J)	2,100,000	2,098,622
0.26%, 02/02/2016 - 02/17/2016 (J)	10,700,000	10,689,966

Total Short-Term U.S. Government Agency Obligations (Cost $77,840,860)		77,840,868

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.3%
U.S. Treasury Bill
0.11%, 01/07/2016 (I) (J)	783,000	782,770
0.12%, 01/14/2016 (I) (J) (K)	4,405,000	4,403,523
0.14%, 01/14/2016 - 01/28/2016 (I) (J) (K)	1,772,000	1,771,175
0.15%, 01/14/2016 - 01/28/2016 (I) (J) (K)	105,000	104,955
0.23%, 03/03/2016 (D) (I) (J) (K)	31,900,000	31,869,296
0.26%, 03/03/2016 (D) (I) (J) (K)	46,200,000	46,149,109

Total Short-Term U.S. Government Obligations (Cost $85,080,828)		85,080,828

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.9%
Put - S&P 500®
Exercise Price $1,800.00
Expires 06/17/2016	1,093	11,312,550

Total Exchange-Traded Options Purchased (Cost $6,999,753)		11,312,550

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (J)	75,739,530	75,739,530

Total Securities Lending Collateral (Cost $75,739,530)		75,739,530

	Principal	Value
REPURCHASE AGREEMENTS - 26.0%
Bank of America NA 0.18% (J), dated 09/16/2015, to be repurchased at $42,104,421 on 10/07/2015. Collateralized by U.S. Government Obligations, 3.63% - 4.75%, due 02/15/2041 - 08/15/2043, and with a total value of $44,603,857. (L)	$ 42,100,000	42,100,000
Deutsche Bank AG 0.25% (J), dated 09/30/2015, to be repurchased at $6,200,043 on 10/01/2015. Collatarized by a U.S. Government Obligation, 2.00%, due 09/30/2020, and with a value of $6,337,208.	6,200,000	6,200,000
HSBC Bank PLC 0.27% (J), dated 09/30/2015, to be repurchased at $34,400,258 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 04/30/2022, and with a value of $35,601,546.	34,400,000	34,400,000

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC 0.16% (J), dated 09/25/2015, to be repurchased at $20,800,647 on 10/02/2015. Collatarized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $21,383,685.

	$ 20,800,000	$ 20,800,000
RBC Capital Markets LLC 0.27% (J), dated 09/30/2015, to be repurchased at $34,400,258 on 10/01/2015. Collatarized by a U.S. Government Obligation, 1.00%, due 09/30/2019, and with a value of $35,134,452.	34,400,000	34,400,000
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $10,775,846 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $10,995,919.	10,775,843	10,775,843
TD Securities LLC 0.28% (J), dated 09/30/2015, to be repurchased at $6,300,049 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $6,504,772.	6,300,000	6,300,000

Total Repurchase Agreements (Cost $154,975,843)		154,975,843

Total Investments (Cost $655,254,846) (M)		664,764,025
Net Other Assets (Liabilities) - (11.4)%		(68,170,121)

Net Assets - 100.0%		$ 596,593,904

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	USD	23,800,000	$355,585	$196,304	$159,281
North American Investment Grade Index - Series 20	1.00	06/20/2018	USD	26,600,000	330,949	191,649	139,300
North American Investment Grade Index - Series 21	1.00	12/20/2018	USD	62,200,000	668,760	1,029,847	(361,087)
North American Investment Grade Index - Series 22	1.00	06/20/2019	USD	87,500,000	770,156	1,651,281	(881,125)
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	46,300,000	273,944	662,207	(388,263)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	124,800,000	663,396	2,089,944	(1,426,548)
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	18,200,000	93,320	71,190	22,130

Total					$3,156,110	$5,892,422	$(2,736,312)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	700,000	$21,753	$(5,526)	$27,279
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	700,000	26,619	(1,541)	28,160
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	2,800,000	(179,293)	(86,776)	(92,517)

Total					$(130,921)	$(93,843)	$(37,078)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (N)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	500,000	$(63,686)	$(3,106)	$(60,580)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at September 30, 2015 (R)	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD	200,000	$(22,300)	$(27,629)	$5,329

Total Return Swap Agreements – Payable (S)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	12,480	$(6,501,329)	$—	$(6,501,329)

FUTURES CONTRACTS: (T)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	41	12/31/2015	$5,075	$—
10-Year U.S. Treasury Note	Long	22	12/21/2015	1,864	—
Russell 2000® Mini Index	Long	275	12/18/2015	—	(1,305,677)
S&P 500® E-Mini	Long	2,051	12/18/2015	—	(4,506,190)

Total				$6,939	$(5,811,867)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	11/12/2015	EUR	174,000	USD	196,277	$—	$(1,721)
HSBC	10/02/2015	JPY	371,900,000	USD	3,100,433	—	(295)
HSBC	10/02/2015	USD	3,113,120	JPY	371,900,000	12,983	—
HSBC	11/04/2015	USD	3,101,751	JPY	371,900,000	382	—
JPM	11/12/2015	USD	352,882	EUR	311,000	5,141	—

Total						$18,506	$(2,016)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$2,039,774	$—	$2,039,774
Corporate Debt Securities	—	135,484,896	—	135,484,896
Foreign Government Obligation	—	1,199,087	—	1,199,087
Mortgage-Backed Securities	—	959,747	—	959,747
Municipal Government Obligations	—	1,233,111	—	1,233,111
U.S. Government Agency Obligations	—	36,212,434	—	36,212,434
U.S. Government Obligations	—	82,685,357	—	82,685,357
Short-Term U.S. Government Agency Obligations	—	77,840,868	—	77,840,868
Short-Term U.S. Government Obligations	—	85,080,828	—	85,080,828
Exchange-Traded Options Purchased	11,312,550	—	—	11,312,550
Securities Lending Collateral	75,739,530	—	—	75,739,530
Repurchase Agreements	—	154,975,843	—	154,975,843

Total Investments	$87,052,080	$577,711,945	$—	$664,764,025

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$3,156,110	$—	$3,156,110
Centrally Cleared Interest Rate Swap Agreements	—	48,372	—	48,372
Futures Contracts (V)	6,939	—	—	6,939
Forward Foreign Currency Contracts (V)	—	18,506	—	18,506

Total Other Financial Instruments	$6,939	$3,222,988	$—	$3,229,927

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(242,979)	$—	$(242,979)
Over-the-Counter Credit Default Swap Agreements	—	(22,300)	—	(22,300)
Over-the-Counter Total Return Swap Agreements	—	(6,501,329)	—	(6,501,329)
Futures Contracts (V)	(5,811,867)	—	—	(5,811,867)
Forward Foreign Currency Contracts (V)	—	(2,016)	—	(2,016)

Total Other Financial Instruments	$(5,811,867)	$(6,768,624)	$—	$(12,580,491)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $30,884,280, representing 5.2% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $74,232,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Illiquid security. Total aggregate value of illiquid securities is $1,488,804, representing 0.2% of the Portfolio’s net assets.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $1,063,394, representing 0.2% of the Portfolio’s net assets.

(H)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $5,180,928.

(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $11,186,096.

(J)	Rate disclosed reflects the yield at September 30, 2015.

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)

All or a portion of the security has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts. The total value of all securities segregated for open swap and/or forward foreign currency contracts is $7,725,808.

(L)	Cash in the amount of $1,680,000 has been segregated by the custodian as collateral for open repurchase agreements.
(M)

Aggregate cost for federal income tax purposes is $655,254,846. Aggregate gross unrealized appreciation and depreciation for all securities is $10,921,673 and $1,412,494, respectively. Net unrealized appreciation for tax purposes is $9,509,179.

(N)	Cash in the amount of $2,313,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Q)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(R)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $96,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 100,000	$ 100,000
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2
1.39%, 01/25/2045 (A)	346,384	284,795
FFMLT Trust
Series 2005-FF2, Class M4
1.08%, 03/25/2035 (A)	300,000	275,942
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	37,618	37,610
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	63,240	62,544
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.46%, 07/15/2036 (A)	57,705	57,210
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.52%, 03/15/2024 (A)	50,866	50,491
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.96%, 10/16/2023 (A) (B)	12,205	12,198
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 (A) (B)	39,736	39,656

Total Asset-Backed Securities (Cost $885,197)		920,446

CORPORATE DEBT SECURITIES - 24.0%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035 (D)	16,000	14,683

Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	98,154

Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	46,093	46,900
5.50%, 04/29/2022	43,043	44,442
Southwest Airlines Co.
2.75%, 11/06/2019	20,000	20,380

		111,722

Automobiles - 0.4%
Daimler Finance North America LLC
0.75%, 03/02/2018 (A) (B)	170,000	167,929
2.25%, 03/02/2020 (B)	300,000	291,104
Toyota Motor Credit Corp.
0.61%, 05/17/2016 (A)	100,000	100,091
Series MTN
2.15%, 03/12/2020 (D)	500,000	501,085

		1,060,209

Banks - 5.1%
Abbey National Treasury Services PLC
2.38%, 03/16/2020	1,700,000	1,707,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
Series MTN
2.55%, 11/06/2022	$ 200,000	$ 196,490
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.88%, 03/05/2018 (A) (B)	200,000	199,191
2.30%, 03/05/2020 (B)	200,000	198,877
Barclays PLC
3.65%, 03/16/2025	500,000	477,373
Commonwealth Bank of Australia
0.60%, 09/08/2017 (A) (B)	100,000	99,621
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	200,000	220,593
Credit Agricole SA
7.88%, 01/23/2024 (A) (B) (E)	250,000	248,751
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	265,752
HSBC USA, Inc.
0.92%, 11/13/2019 (A)	100,000	99,029
2.38%, 11/13/2019	180,000	179,614
2.75%, 08/07/2020 (D)	1,650,000	1,655,980
ING Bank NV
0.89%, 03/16/2018 (A) (B) (F)	200,000	199,254
2.45%, 03/16/2020 (B)	30,000	30,285
Lloyds Bank PLC
2.70%, 08/17/2020	1,600,000	1,622,958
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,153
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B) (D)	300,000	304,517
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	402,264
Sumitomo Mitsui Banking Corp.
Series MTN
2.65%, 07/23/2020	860,000	868,357
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	448,914
Toronto-Dominion Bank
0.54%, 05/02/2017 (A)	100,000	99,742
Wells Fargo & Co.
Series MTN
2.60%, 07/22/2020 (D)	2,200,000	2,222,191
3.00%, 02/19/2025	200,000	192,444

		12,190,837

Biotechnology - 0.7%
AbbVie, Inc.
1.06%, 11/06/2015 (A)	100,000	100,029
2.90%, 11/06/2022	350,000	341,010
Amgen, Inc.
3.13%, 05/01/2025	640,000	612,800
3.63%, 05/22/2024	200,000	200,586
4.10%, 06/15/2021	400,000	424,736
Baxalta, Inc.
3.60%, 06/23/2022 (B)	20,000	20,193
4.00%, 06/23/2025 (B)	20,000	20,031

		1,719,385

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	60,000	60,458
Masco Corp.
4.45%, 04/01/2025	20,000	20,250
Owens Corning
4.20%, 12/01/2024	20,000	19,868

		100,576

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.2%
Bank of New York Mellon Corp.
Series MTN
2.60%, 08/17/2020 (D)	$ 1,240,000	$ 1,258,254
3.00%, 02/24/2025 (D)	500,000	491,490
Goldman Sachs Group, Inc.
0.77%, 03/22/2016 (A)	150,000	149,966
3.75%, 05/22/2025	60,000	60,124
6.15%, 04/01/2018	240,000	264,323
Series MTN
3.85%, 07/08/2024	100,000	101,939
Lazard Group LLC
3.75%, 02/13/2025	30,000	28,626
Morgan Stanley
Series MTN
4.00%, 07/23/2025	60,000	61,320
5.50%, 07/24/2020	1,900,000	2,133,041
6.63%, 04/01/2018	200,000	222,707
UBS AG
Series MTN
0.69%, 08/14/2017 (A)	250,000	248,824
2.38%, 08/14/2019	250,000	251,072

		5,271,686

Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (D)	40,000	36,000
Eaton Corp.
2.75%, 11/02/2022	250,000	243,307
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (F)	15,000	13,872
MUFG Americas Holdings Corp.
0.88%, 02/09/2018 (A)	24,000	24,026
2.25%, 02/10/2020	15,000	14,950
Waste Management, Inc.
3.13%, 03/01/2025	15,000	14,684

		346,839

Consumer Finance - 0.7%
American Express Co.
4.90%, 03/15/2020 (A) (E)	70,000	67,249
American Express Credit Corp.
Series MTN
0.81%, 08/15/2019 (A)	100,000	98,970
2.25%, 08/15/2019	200,000	200,700
John Deere Capital Corp.
Series MTN
1.60%, 07/13/2018 (D)	20,000	20,028
Navient Corp.
5.88%, 03/25/2021	330,000	277,612
PACCAR Financial Corp.
Series MTN
0.58%, 02/08/2016 (A)	70,000	70,043
Synchrony Financial
2.70%, 02/03/2020	15,000	14,830
4.50%, 07/23/2025	860,000	866,733

		1,616,165

Distributors - 0.0% (C)
WW Grainger, Inc.
4.60%, 06/15/2045	20,000	21,067

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,500,000	1,533,853

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 5.0%
Bank of America Corp.
5.70%, 01/24/2022	$ 2,200,000	$ 2,509,382
Series MTN
0.94%, 08/25/2017 (A)	50,000	49,909
6.88%, 04/25/2018	200,000	223,527
Bank of America NA
0.73%, 05/08/2017 (A)	250,000	249,187
0.78%, 06/05/2017 (A)	300,000	299,234
1.75%, 06/05/2018	300,000	299,290
Citigroup, Inc.
4.40%, 06/10/2025	300,000	301,720
CME Group, Inc.
3.00%, 09/15/2022	1,600,000	1,619,053
Credit Suisse
0.98%, 04/27/2018 (A)	300,000	298,630
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (B)	1,900,000	1,845,193
Ford Motor Credit Co. LLC
0.85%, 09/08/2017 (A)	200,000	195,949
General Electric Capital Corp.
0.93%, 12/11/2015 (A)	60,000	60,059
Series MTN
5.50%, 01/08/2020	600,000	686,631
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	147,980
Helios Leasing I LLC
1.56%, 09/28/2024	153,642	150,712
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,916,260
3.25%, 09/23/2022	200,000	200,144
3.90%, 07/15/2025	170,000	173,149
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	367,407
McGraw-Hill Financial, Inc.
4.40%, 02/15/2026 (B)	40,000	40,593
Tagua Leasing LLC
1.58%, 11/16/2024	157,694	154,783

		11,788,792

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
0.70%, 02/12/2016 (A)	100,000	99,904
0.75%, 03/30/2017 (A)	100,000	99,588
1.26%, 06/30/2020 (A)	40,000	39,669
3.40%, 05/15/2025	60,000	57,270
Verizon Communications, Inc.
0.73%, 06/09/2017 (A)	100,000	99,600
1.10%, 06/17/2019 (A)	200,000	198,663
1.87%, 09/15/2016 (A)	100,000	100,949
4.50%, 09/15/2020	100,000	108,328
5.15%, 09/15/2023	500,000	552,345

		1,356,316

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	643,524
Duke Energy Corp.
0.71%, 04/03/2017 (A)	100,000	99,718
3.75%, 04/15/2024	100,000	102,953
Duke Energy Progress LLC
0.53%, 03/06/2017 (A)	100,000	99,661
Entergy Corp.
4.00%, 07/15/2022	40,000	41,308

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Louisiana LLC
3.30%, 12/01/2022	$ 100,000	$ 101,488
Exelon Corp.
3.95%, 06/15/2025	22,000	22,205
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	100,273
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	193,536

		1,404,666

Electrical Equipment - 0.1%
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	149,919

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	20,000	19,374

Energy Equipment & Services - 0.0% (C)
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	89,508

Food & Staples Retailing - 0.1%
CVS Health Corp.
3.88%, 07/20/2025	130,000	134,005

Food Products - 0.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	20,000	20,131
3.50%, 07/15/2022 (B)	20,000	20,430
3.95%, 07/15/2025 (B) (D)	920,000	941,329

		981,890

Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	51,418

Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.
0.79%, 06/15/2016 (A)	90,000	89,983
3.73%, 12/15/2024	40,000	40,721
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	649,382
Medtronic, Inc.
3.50%, 03/15/2025 (B)	70,000	71,424
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,625,926
3.15%, 04/01/2022	30,000	29,703
3.55%, 04/01/2025	30,000	29,377

		2,536,516

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	20,000	19,895
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	14,521
UnitedHealth Group, Inc.
2.88%, 12/15/2021	370,000	375,593

		410,009

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	100,000	100,107

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	$ 300,000	$ 257,250

		357,357

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	140,353
4.50%, 03/11/2044	100,000	103,630

		243,983

Insurance - 0.6%
American International Group, Inc.
3.75%, 07/10/2025	50,000	50,777
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,479
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	20,110
MetLife, Inc.
4.05%, 03/01/2045	20,000	18,695
5.25%, 06/15/2020 (A) (E)	40,000	39,600
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,121
2.30%, 04/10/2019 (B)	100,000	101,115
New York Life Global Funding
1.13%, 03/01/2017 (B)	100,000	100,057
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	599,399
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	300,000	302,022
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,014

		1,421,389

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (D)	200,000	193,776
3.30%, 12/05/2021	40,000	41,366

		235,142

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	40,112

Media - 1.0%
21st Century Fox America, Inc.
3.70%, 09/15/2024	300,000	300,169
CBS Corp.
4.00%, 01/15/2026	20,000	19,676
CCO Safari II LLC
4.46%, 07/23/2022 (B)	1,800,000	1,800,950
Comcast Corp.
4.40%, 08/15/2035	20,000	20,128
Discovery Communications LLC
3.45%, 03/15/2025 (D)	20,000	18,529
Sky PLC
3.13%, 11/26/2022 (B)	80,000	77,569
Time Warner, Inc.
3.60%, 07/15/2025	90,000	88,128

		2,325,149

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	$ 150,000	$ 147,099

Multiline Retail - 0.0% (C)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	38,000	39,425

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
0.74%, 02/13/2018 (A)	93,000	92,627
2.32%, 02/13/2020	300,000	301,114
3.51%, 03/17/2025	50,000	49,415
3.54%, 11/04/2024 (D)	73,000	72,433
Devon Energy Corp.
0.79%, 12/15/2015 (A)	100,000	99,906
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	451,418
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	176,747
4.75%, 01/15/2026	40,000	36,803
EOG Resources, Inc.
3.90%, 04/01/2035	20,000	18,899
Kinder Morgan, Inc.
5.05%, 02/15/2046	300,000	238,034
Occidental Petroleum Corp.
3.50%, 06/15/2025	860,000	857,583
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	214,180
Rosneft Finance SA Series MTN
7.88%, 03/13/2018 (G)	200,000	209,712
Statoil ASA
2.45%, 01/17/2023	250,000	238,333
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	82,262
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	18,091

		3,157,557

Paper & Forest Products - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	20,000	19,705

Pharmaceuticals - 0.3%
Actavis Funding SCS
3.80%, 03/15/2025	30,000	28,981
Eli Lilly & Co.
2.75%, 06/01/2025	460,000	452,913
Johnson & Johnson
0.40%, 11/28/2016 (A)	100,000	100,009
Merck & Co., Inc.
2.35%, 02/10/2022	30,000	29,570

		611,473

Real Estate Investment Trusts - 0.5%
American Tower Corp.
4.00%, 06/01/2025	300,000	292,716
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	859,047

		1,151,763

Road & Rail - 0.5%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	101,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 200,000	$ 196,956
3.65%, 09/01/2025	850,000	859,588
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	96,165
Norfolk Southern Corp.
4.45%, 06/15/2045	20,000	19,325

		1,273,034

Semiconductors & Semiconductor Equipment - 0.0% (C)
Intel Corp.
3.10%, 07/29/2022 (D)	20,000	20,317
3.70%, 07/29/2025	40,000	41,039

		61,356

Software - 0.5%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	14,716
Autodesk, Inc.
4.38%, 06/15/2025	40,000	40,109
Microsoft Corp.
2.13%, 11/15/2022	200,000	193,641
2.70%, 02/12/2025 (D)	300,000	293,972
Oracle Corp.
0.79%, 10/08/2019 (A)	100,000	99,567
2.80%, 07/08/2021	100,000	101,392
2.95%, 05/15/2025 (D)	290,000	282,727
4.30%, 07/08/2034	100,000	100,260

		1,126,384

Specialty Retail - 0.1%
AutoNation, Inc.
4.50%, 10/01/2025	20,000	20,384
Home Depot, Inc.
4.25%, 04/01/2046	20,000	20,144
QVC, Inc.
4.85%, 04/01/2024	100,000	96,892

		137,420

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.60%, 05/06/2019 (A)	100,000	99,886
3.45%, 05/06/2024	200,000	206,170

		306,056

Tobacco - 0.4%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	20,555
3.95%, 06/15/2025 (B)	40,000	41,604
Imperial Tobacco Finance PLC
4.25%, 07/21/2025 (B)	860,000	870,713
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,899
4.45%, 06/12/2025	40,000	41,854

		995,625

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,298
3.90%, 03/22/2023 (B)	200,000	202,872

		222,170

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,267

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	$ 36,000	$ 34,740
6.38%, 03/01/2025	36,000	34,560
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	195,500

		264,800

Total Corporate Debt Securities (Cost $57,282,565)		57,164,855

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario, Canada
1.65%, 09/27/2019	1,200,000	1,199,087

Total Foreign Government Obligation (Cost $1,198,065)		1,199,087

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	7,253	7,260
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.73%, 05/25/2034 (A)	37,390	37,363
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.63%, 07/25/2035 (A)	41,940	40,983
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	270,240	276,218
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	758	757
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA
1.59%, 12/15/2048 (A)	2,211,662	118,262

Total Mortgage-Backed Securities (Cost $488,858)		480,843

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	200,000	263,566
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	269,218
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	418,386

		951,170

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	193,272

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1
Zero Coupon, 12/26/2031 (A)	$ 59,723	$ 59,113

Total Municipal Government Obligations (Cost $1,222,696)		1,203,555

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,335,109
2.38%, 01/13/2022	7,500,000	7,724,318
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,805,398
1.88%, 09/18/2018	2,200,000	2,256,201
4.50%, TBA (H)	1,000,000	1,083,078
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	583,865

Total U.S. Government Agency Obligations (Cost $20,079,840)		20,787,969

U.S. GOVERNMENT OBLIGATIONS - 20.7%
U.S. Treasury Bond
2.75%, 08/15/2042 (I)	12,800,000	12,480,333
3.13%, 08/15/2044	10,930,000	11,439,502
U.S. Treasury Note
1.00%, 08/31/2019 (J)	800,000	794,302
1.63%, 08/15/2022 (I)	6,700,000	6,643,291
2.00%, 10/31/2021	6,000,000	6,124,530
2.38%, 08/15/2024	11,400,000	11,741,407

Total U.S. Government Obligations (Cost $47,905,657)		49,223,365

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
Federal National Mortgage Association Discount Notes
0.26%, 02/02/2016 (K)	1,600,000	1,598,567

Total Short-Term U.S. Government Agency Obligation (Cost $1,598,567)		1,598,567

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Bill
0.21%, 02/04/2016 (K) (L)	511,000	510,624
0.23%, 03/03/2016 (D) (J) (K) (L)	7,300,000	7,292,974
0.26%, 03/03/2016 (D) (J) (K) (L)	10,400,000	10,388,544

Total Short-Term U.S. Government Obligations (Cost $18,192,142)		18,192,142

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.8%
Put - S&P 500®
Exercise Price $1,800.00
Expires 06/17/2016	404	4,181,400

Total Exchange-Traded Options Purchased (Cost $2,752,668)		4,181,400

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (K)	5,253,177	$ 5,253,177

Total Securities Lending Collateral (Cost $5,253,177)		5,253,177

	Principal	Value
REPURCHASE AGREEMENTS - 34.1%
JPMorgan Securities LLC 0.28% (K), dated 09/30/2015, to be repurchased at $20,000,157 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.00%, due 08/31/2016, and with a value of $20,433,053.	$ 20,000,000	20,000,000
RBC Capital Markets LLC 0.27% (K), dated 09/30/2015, to be repurchased at $56,600,425 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.50% - 2.13%, due 03/31/2019 - 06/30/2020, and with a total value of $58,097,056.	56,600,000	56,600,000
State Street Bank & Trust Co. 0.01% (K), dated 09/30/2015, to be repurchased at $4,601,207 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.88% due 06/30/2020, and with a value of $4,696,388.	4,601,206	4,601,206

Total Repurchase Agreements (Cost $81,201,206)		81,201,206

Total Investments (Cost $238,060,638) (M)		241,406,612
Net Other Assets (Liabilities) - (1.4)%		(3,216,253)

Net Assets - 100.0%		$ 238,190,359

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	9,400,000	$116,952	$66,908	$50,044
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	20,100,000	118,926	287,481	(168,555)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	125,700,000	668,085	1,967,491	(1,299,406)
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	18,300,000	93,832	71,574	22,258

Total					$997,795	$2,393,454	$(1,395,659)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	500,000	$15,538	$(3,947)	$19,485
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	525,000	19,964	(1,156)	21,120
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	1,100,000	(70,436)	(34,090)	(36,346)

Total					$(34,934)	$(39,193)	$4,259

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (N)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	200,000	$(25,475)	$(1,243)	$(24,232)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at September 30, 2015 (R)	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD	200,000	$(22,301)	$(27,629)	$5,328

Total Return Swap Agreements – Payable (S)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	2,438	$(1,228,257)	$—	$(1,228,257)

FUTURES CONTRACTS: (T)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	23	12/31/2015	$2,847	$—
10-Year U.S. Treasury Note	Long	9	12/21/2015	762	—
Russell 2000® Mini Index	Long	110	12/18/2015	—	(504,329)
S&P 500® E-Mini	Long	689	12/18/2015	—	(1,500,211)

Total				$3,609	$(2,004,540)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	10/02/2015	JPY	144,700,000	USD	1,206,326	$—	$(115)
HSBC	10/02/2015	USD	1,211,262	JPY	144,700,000	5,051	—
HSBC	11/04/2015	USD	1,206,839	JPY	144,700,000	149	—
JPM	11/12/2015	USD	65,811	EUR	58,000	959	—

Total						$6,159	$(115)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$920,446	$—	$920,446
Corporate Debt Securities	—	57,164,855	—	57,164,855
Foreign Government Obligation	—	1,199,087	—	1,199,087
Mortgage-Backed Securities	—	480,843	—	480,843
Municipal Government Obligations	—	1,203,555	—	1,203,555
U.S. Government Agency Obligations	—	20,787,969	—	20,787,969
U.S. Government Obligations	—	49,223,365	—	49,223,365
Short-Term U.S. Government Agency Obligation	—	1,598,567	—	1,598,567
Short-Term U.S. Government Obligations	—	18,192,142	—	18,192,142
Exchange-Traded Options Purchased	4,181,400	—	—	4,181,400
Securities Lending Collateral	5,253,177	—	—	5,253,177
Repurchase Agreements	—	81,201,206	—	81,201,206

Total Investments	$9,434,577	$231,972,035	$—	$241,406,612

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$997,795	$—	$997,795
Centrally Cleared Interest Rate Swap Agreements	—	35,502	—	35,502
Futures Contracts (V)	3,609	—	—	3,609
Forward Foreign Currency Contracts (V)	—	6,159	—	6,159

Total Other Financial Instruments	$3,609	$1,039,456	$—	$1,043,065

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(95,911)	$—	$(95,911)
Over-the-Counter Credit Default Swap Agreements	—	(22,301)	—	(22,301)
Over-the-Counter Total Return Swap Agreements	—	(1,228,257)	—	(1,228,257)
Futures Contracts (V)	(2,004,540)	—	—	(2,004,540)
Forward Foreign Currency Contracts (V)	—	(115)	—	(115)

Total Other Financial Instruments	$(2,004,540)	$(1,346,584)	$—	$(3,351,124)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $12,090,017, representing 5.1% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $5,141,107. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Illiquid security. Total aggregate value of illiquid securities is $213,126, representing 0.1% of the Portfolio’s net assets.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $1,063,394, representing 0.4% of the Portfolio’s net assets.

(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(I)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $2,183,079.

(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $3,806,154.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Rate disclosed reflects the yield at September 30, 2015.
(L)

All or a portion of the security has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts. The total value of all securities segregated for open swap and/or forward foreign currency contracts is $1,470,621.

(M)

Aggregate cost for federal income tax purposes is $238,060,638. Aggregate gross unrealized appreciation and depreciation for all securities is $4,224,499 and $878,525, respectively. Net unrealized appreciation for tax purposes is $3,345,974.

(N)	Cash in the amount of $985,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Q)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(R)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $46,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 200,000	$ 200,000
FFMLT Trust
Series 2005-FF2, Class M4
1.08%, 03/25/2035 (A)	300,000	275,942
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.53%, 07/20/2019 (A) (B)	13,390	13,386
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	37,618	37,610
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.66%, 08/25/2035 (A)	100,000	96,522
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	94,860	93,816
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.46%, 07/15/2036 (A)	115,410	114,420
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.52%, 03/15/2024 (A)	50,866	50,491
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.96%, 10/16/2023 (A) (B)	24,409	24,395
SLM Student Loan Trust
Series 2004-10, Class A5A
0.70%, 04/25/2023 (A) (B)	79,471	79,312

Total Asset-Backed Securities (Cost $934,723)		985,894

CORPORATE DEBT SECURITIES - 12.8%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035 (D)	9,000	8,259

Airlines - 0.0% (C)
Southwest Airlines Co.
2.75%, 11/06/2019	10,000	10,190

Automobiles - 0.4%
Daimler Finance North America LLC
0.75%, 03/02/2018 (A) (B)	440,000	434,640
2.25%, 03/02/2020 (B)	200,000	194,069
Toyota Motor Credit Corp.
0.61%, 05/17/2016 (A)	100,000	100,091
Series MTN
2.15%, 03/12/2020 (D)	300,000	300,651

		1,029,451

Banks - 2.8%
Abbey National Treasury Services PLC
2.38%, 03/16/2020 (D)	1,000,000	1,004,404
Bank of Montreal
Series MTN
2.55%, 11/06/2022	80,000	78,596
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.88%, 03/05/2018 (A) (B)	500,000	497,978
Barclays PLC
3.65%, 03/16/2025	300,000	286,424
BPCE SA
4.63%, 07/11/2024 (B)	300,000	292,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Commonwealth Bank of Australia
0.60%, 09/08/2017 (A) (B)	$ 400,000	$ 398,483
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	80,000	88,237
HSBC Holdings PLC
5.10%, 04/05/2021 (D)	80,000	88,584
HSBC USA, Inc.
0.92%, 11/13/2019 (A)	240,000	237,670
2.38%, 11/13/2019	120,000	119,742
2.75%, 08/07/2020 (D)	500,000	501,812
ING Bank NV
0.89%, 03/16/2018 (A) (B) (E)	500,000	498,135
2.45%, 03/16/2020 (B)	20,000	20,190
Lloyds Bank PLC
2.70%, 08/17/2020	900,000	912,914
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,154
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B) (D)	200,000	203,011
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	200,000	201,132
Sumitomo Mitsui Banking Corp.
Series MTN
2.65%, 07/23/2020 (D)	500,000	504,858
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	279,324
Toronto-Dominion Bank
0.54%, 05/02/2017 (A)	300,000	299,228
Wells Fargo & Co.
Series MTN
2.60%, 07/22/2020 (D)	1,300,000	1,313,113
3.00%, 02/19/2025	100,000	96,222

		8,173,701

Biotechnology - 0.4%
AbbVie, Inc.
1.06%, 11/06/2015 (A)	200,000	200,059
2.90%, 11/06/2022	150,000	146,147
Amgen, Inc.
3.13%, 05/01/2025 (D)	380,000	363,850
3.63%, 05/22/2024	100,000	100,293
4.50%, 03/15/2020	200,000	217,027
Baxalta, Inc.
3.60%, 06/23/2022 (B)	10,000	10,096
4.00%, 06/23/2025 (B)	10,000	10,016

		1,047,488

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	40,000	40,305
Masco Corp.
4.45%, 04/01/2025	10,000	10,125
Owens Corning
4.20%, 12/01/2024	10,000	9,934

		60,364

Capital Markets - 1.2%
Bank of New York Mellon Corp.
Series MTN
2.60%, 08/17/2020 (D)	730,000	740,746
3.00%, 02/24/2025 (D)	300,000	294,894

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
0.77%, 03/22/2016 (A)	$ 300,000	$ 299,932
3.75%, 05/22/2025 (D)	40,000	40,083
6.15%, 04/01/2018	80,000	88,108
Series MTN
3.85%, 07/08/2024	100,000	101,939
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,130
Morgan Stanley
Series MTN
4.00%, 07/23/2025 (D)	40,000	40,880
5.50%, 07/24/2020	1,200,000	1,347,184
6.63%, 04/01/2018	100,000	111,353
UBS AG
Series MTN
0.69%, 08/14/2017 (A)	250,000	248,824
2.38%, 08/14/2019	250,000	251,072

		3,583,145

Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (D)	20,000	18,000
Eaton Corp.
2.75%, 11/02/2022 (D)	125,000	121,653
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (E)	9,000	8,323
MUFG Americas Holdings Corp.
0.88%, 02/09/2018 (A)	62,000	62,068
2.25%, 02/10/2020 (D)	9,000	8,970
Waste Management, Inc.
3.13%, 03/01/2025	9,000	8,811

		227,825

Consumer Finance - 0.5%
American Express Co.
4.90%, 03/15/2020 (A) (G)	50,000	48,035
American Express Credit Corp.
Series MTN
0.81%, 08/15/2019 (A)	400,000	395,879
2.25%, 08/15/2019	100,000	100,350
John Deere Capital Corp.
Series MTN
1.60%, 07/13/2018	10,000	10,014
Navient Corp.
5.88%, 03/25/2021	190,000	159,838
PACCAR Financial Corp.
Series MTN
0.58%, 02/08/2016 (A)	130,000	130,080
Synchrony Financial
2.70%, 02/03/2020	9,000	8,898
4.50%, 07/23/2025	500,000	503,914

		1,357,008

Distributors - 0.0% (C)
WW Grainger, Inc.
4.60%, 06/15/2045	10,000	10,533

Diversified Financial Services - 2.5%
Bank of America Corp.
5.70%, 01/24/2022	1,400,000	1,596,879
Series MTN
0.94%, 08/25/2017 (A)	150,000	149,728
6.88%, 04/25/2018	80,000	89,411
Bank of America NA
0.73%, 05/08/2017 (A)	250,000	249,187
0.78%, 06/05/2017 (A)	750,000	748,085
1.75%, 06/05/2018 (D)	750,000	748,225

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc.
4.40%, 06/10/2025 (D)	$ 750,000	$ 754,301
Credit Suisse
0.98%, 04/27/2018 (A)	760,000	756,531
Ford Motor Credit Co. LLC
0.85%, 09/08/2017 (A)	300,000	293,924
General Electric Capital Corp.
0.93%, 12/11/2015 (A)	120,000	120,118
General Motors Financial Co., Inc.
3.20%, 07/13/2020 (D)	87,000	85,828
Helios Leasing I LLC
1.56%, 09/28/2024	76,821	75,356
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,411,981
3.25%, 09/23/2022 (D)	100,000	100,072
3.90%, 07/15/2025	100,000	101,852
McGraw-Hill Financial, Inc.
4.40%, 02/15/2026 (B) (D)	30,000	30,444
Tagua Leasing LLC
1.58%, 11/16/2024	78,847	77,392

		7,389,314

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
0.70%, 02/12/2016 (A)	200,000	199,807
0.75%, 03/30/2017 (A) (D)	300,000	298,763
1.26%, 06/30/2020 (A)	100,000	99,174
3.40%, 05/15/2025	40,000	38,180
Verizon Communications, Inc.
0.73%, 06/09/2017 (A)	300,000	298,801
1.10%, 06/17/2019 (A)	100,000	99,331
1.87%, 09/15/2016 (A)	300,000	302,848
4.50%, 09/15/2020 (D)	100,000	108,328
5.15%, 09/15/2023	600,000	662,814

		2,108,046

Electric Utilities - 0.3%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	366,314
Duke Energy Corp.
0.71%, 04/03/2017 (A)	100,000	99,718
3.75%, 04/15/2024	100,000	102,953
Duke Energy Progress LLC
0.53%, 03/06/2017 (A)	100,000	99,661
Entergy Corp.
4.00%, 07/15/2022	20,000	20,654
Exelon Corp.
3.95%, 06/15/2025	12,000	12,112
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,136
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	20,000	20,007
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	96,768

		868,323

Electrical Equipment - 0.0% (C)
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	74,959

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	10,000	9,687

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.0% (C)
DCP Midstream Operating, LP
2.70%, 04/01/2019	$ 100,000	$ 89,508

Food & Staples Retailing - 0.0% (C)
CVS Health Corp.
3.88%, 07/20/2025	70,000	72,157

Food Products - 0.0% (C)
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	10,000	10,066
3.50%, 07/15/2022 (B)	10,000	10,215
3.95%, 07/15/2025 (B)	10,000	10,232

		30,513

Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	30,000	30,851

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
0.79%, 06/15/2016 (A)	230,000	229,958
3.73%, 12/15/2024	20,000	20,360
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	369,648
Medtronic, Inc.
3.50%, 03/15/2025 (B)	50,000	51,017
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	511,866
3.15%, 04/01/2022	20,000	19,802
3.55%, 04/01/2025	20,000	19,584

		1,222,235

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	9,948
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	9,000	8,712
UnitedHealth Group, Inc.
2.88%, 12/15/2021	230,000	233,477

		252,137

Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,213
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (D)	200,000	171,500

		371,713

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022 (D)	200,000	200,505
4.50%, 03/11/2044	100,000	103,629

		304,134

Insurance - 0.4%
American International Group, Inc.
3.75%, 07/10/2025	30,000	30,466
First American Financial Corp.
4.60%, 11/15/2024 (D)	10,000	10,239
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,055
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,347
5.25%, 06/15/2020 (A) (D) (G)	20,000	19,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	$ 150,000	$ 149,121
2.30%, 04/10/2019 (B)	300,000	303,345
New York Life Global Funding
1.13%, 03/01/2017 (B)	100,000	100,058
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	299,700
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (B)	100,000	101,042
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,007

		1,043,180

Internet & Catalog Retail - 0.0% (C)
Amazon.com, Inc.
2.50%, 11/29/2022 (D)	100,000	96,888
3.30%, 12/05/2021 (D)	20,000	20,683

		117,571

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	20,000	20,056

Media - 0.3%
21st Century Fox America, Inc.
3.70%, 09/15/2024	200,000	200,113
CBS Corp.
4.00%, 01/15/2026 (D)	10,000	9,838
CCO Safari II LLC
4.46%, 07/23/2022 (B)	600,000	600,317
Comcast Corp.
4.40%, 08/15/2035	10,000	10,064
Discovery Communications LLC
3.45%, 03/15/2025 (D)	10,000	9,264
Sky PLC
3.13%, 11/26/2022 (B)	40,000	38,784
Time Warner, Inc.
3.60%, 07/15/2025 (D)	50,000	48,960

		917,340

Multi-Utilities - 0.0% (C)
Sempra Energy
2.88%, 10/01/2022 (D)	75,000	73,550

Multiline Retail - 0.0% (C)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	24,000	24,900

Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC
0.74%, 02/13/2018 (A)	244,000	243,022
2.32%, 02/13/2020	200,000	200,743
3.51%, 03/17/2025	30,000	29,649
3.54%, 11/04/2024 (D)	47,000	46,635
Canadian Natural Resources, Ltd.
0.70%, 03/30/2016 (A)	100,000	99,780
Devon Energy Corp.
0.79%, 12/15/2015 (A)	100,000	99,906
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (F)	200,000	225,709
Energy Transfer Partners, LP
4.05%, 03/15/2025 (D)	100,000	88,373
4.75%, 01/15/2026	20,000	18,402
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	9,449
Kinder Morgan, Inc.
5.05%, 02/15/2046 (D)	200,000	158,689

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
3.50%, 06/15/2025	$ 500,000	$ 498,595
Petroleos Mexicanos
6.00%, 03/05/2020 (D)	100,000	107,090
Rosneft Finance SA
Series MTN
7.88%, 03/13/2018 (F)	100,000	104,856
Statoil ASA
2.45%, 01/17/2023	125,000	119,166
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,045

		2,059,109

Paper & Forest Products - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	10,000	9,852

Pharmaceuticals - 0.1%
Actavis Funding SCS
3.80%, 03/15/2025	20,000	19,321
Eli Lilly & Co.
2.75%, 06/01/2025	280,000	275,686
Johnson & Johnson
0.40%, 11/28/2016 (A)	100,000	100,008
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	18,728

		413,743

Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	99,887
American Tower Corp.
4.00%, 06/01/2025	760,000	741,546
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	499,446
iStar, Inc.
4.00%, 11/01/2017	100,000	96,250

		1,437,129

Road & Rail - 0.3%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	101,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	100,000	98,478
3.65%, 09/01/2025	500,000	505,640
Norfolk Southern Corp.
4.45%, 06/15/2045	10,000	9,663

		714,781

Semiconductors & Semiconductor Equipment - 0.0% (C)
Intel Corp.
3.10%, 07/29/2022 (D)	10,000	10,159
3.70%, 07/29/2025	20,000	20,519

		30,678

Software - 0.5%
Adobe Systems, Inc.
3.25%, 02/01/2025 (D)	9,000	8,830
Autodesk, Inc.
4.38%, 06/15/2025	20,000	20,055
Microsoft Corp.
2.70%, 02/12/2025 (D)	200,000	195,981
Oracle Corp.
0.79%, 10/08/2019 (A)	200,000	199,134
2.80%, 07/08/2021	100,000	101,391
2.95%, 05/15/2025 (D)	760,000	740,940
4.30%, 07/08/2034	100,000	100,260

		1,366,591

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.0% (C)
AutoNation, Inc.
4.50%, 10/01/2025	$ 10,000	$ 10,192
Home Depot, Inc.
4.25%, 04/01/2046	10,000	10,072
QVC, Inc.
4.85%, 04/01/2024	100,000	96,892

		117,156

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.60%, 05/06/2019 (A) (D)	300,000	299,657
3.45%, 05/06/2024 (D)	100,000	103,085

		402,742

Tobacco - 0.2%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (D)	10,000	10,278
3.95%, 06/15/2025 (B)	20,000	20,802
Imperial Tobacco Finance PLC
4.25%, 07/21/2025 (B)	500,000	506,228
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,449
4.45%, 06/12/2025	20,000	20,927
4.85%, 09/15/2023 (D)	100,000	107,276

		675,960

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,649
3.90%, 03/22/2023 (B)	100,000	101,436

		111,085

Water Utilities - 0.0% (C)
American Water Capital Corp.
3.40%, 03/01/2025 (D)	10,000	10,134

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	21,230
6.38%, 03/01/2025 (D)	22,000	21,120
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	195,500

		237,850

Total Corporate Debt Securities (Cost $38,235,752)		38,114,948

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada
1.65%, 09/27/2019 (D)	600,000	599,543

Total Foreign Government Obligation (Cost $599,032)		599,543

MORTGAGE-BACKED SECURITIES - 0.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,519

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.63%, 07/25/2035 (A)	$ 40,117	$ 39,201
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.75%, 11/25/2034 (A)	112,157	112,483
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	1,515	1,515
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA
1.59%, 12/15/2048 (A)	961,592	51,418
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5
2.45%, 04/25/2035 (A)	87,540	86,109

Total Mortgage-Backed Securities (Cost $292,681)		305,245

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	100,000	131,783
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	100,000	134,609
State of California, General Obligation Unlimited
7.35%, 11/01/2039	150,000	209,193

		475,585

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	100,000	96,636

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds
Series 1
Zero Coupon, 12/26/2031 (A)	89,585	88,669

Total Municipal Government Obligations (Cost $671,071)		660,890

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,509,754
2.38%, 01/13/2022	4,500,000	4,634,590
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	902,699
1.88%, 09/18/2018	1,800,000	1,845,983
4.50%, 03/01/2039 - 02/01/2041	490,413	532,856
4.50%, TBA (H)	1,000,000	1,083,078
Financing Corp., Principal Only STRIPS
05/11/2018	200,000	194,622

Total U.S. Government Agency Obligations (Cost $16,153,573)		16,703,582

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 7,900,000	$ 7,702,705
2.88%, 08/15/2045	100,000	99,951
3.13%, 08/15/2044	6,260,000	6,551,810
U.S. Treasury Note
1.00%, 08/31/2019 (I)	1,600,000	1,588,605
1.50%, 01/31/2022	450,000	444,961
1.63%, 08/15/2022	2,350,000	2,330,110
1.75%, 02/28/2022	1,800,000	1,805,765
2.00%, 10/31/2021	2,600,000	2,653,963
2.13%, 06/30/2021	1,600,000	1,648,374
2.38%, 08/15/2024	4,900,000	5,046,745
2.50%, 05/15/2024	500,000	520,821

Total U.S. Government Obligations (Cost $29,526,308)		30,393,810

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.0%
U.S. Treasury Bill
0.23%, 03/03/2016 (I) (J) (K)	18,200,000	18,182,482
0.26%, 03/03/2016 (I) (J) (K)	26,300,000	26,271,030

Total Short-Term U.S. Government Obligations (Cost $44,453,512)		44,453,512

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 2.1%
Put - S&P 500®
Exercise Price $1,800.00
Expires 06/17/2016	591	6,116,850

Total Exchange-Traded Options Purchased (Cost $4,033,047)		6,116,850

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (J)	8,114,663	8,114,663

Total Securities Lending Collateral (Cost $8,114,663)		8,114,663

	Principal	Value
REPURCHASE AGREEMENTS - 52.9%
Bank of America 0.18% (J), dated 09/16/2015, to be repurchased at $30,103,161 on 10/07/2015. Collateralized by a U.S. Government Obligation, 4.75%, due 02/15/2041, and with a value of $31,889,791. (L)	$ 30,100,000	30,100,000
Bank of America 0.28% (J), dated 09/30/2015, to be repurchased at $5,200,040 on 10/01/2015. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $5,376,203.	5,200,000	5,200,000
Deutsche Bank AG 0.25% (J), dated 09/30/2015, to be repurchased at $6,200,043 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 09/30/2020, and with a value of $6,337,208.	6,200,000	6,200,000

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co. 0.29% (J), dated 09/30/2015, to be repurchased at $3,600,029 on 10/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2042, and with a value of $3,717,735.

	$ 3,600,000	$ 3,600,000
HSBC Bank PLC 0.19% (J), dated 09/30/2015, to be repurchased at $39,101,445 on 10/07/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 03/31/2022, and with a value of $40,454,874.	39,100,000	39,100,000
RBC Capital Markets LLC 0.16% (J), dated 09/25/2015, to be repurchased at $20,500,638 on 10/02/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $21,075,808.	20,500,000	20,500,000
RBC Capital Markets LLC 0.27% (J), dated 09/30/2015, to be repurchased at $46,700,350 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.38% - 1.50%, due 06/30/2018 - 10/31/2019, and with a total value of $47,692,470.	46,700,000	46,700,000
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2015, to be repurchased at $6,044,928 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $6,169,700.	6,044,927	6,044,927

Total Repurchase Agreements (Cost $157,444,927)		157,444,927

Total Investments (Cost $300,459,289) (M)		303,893,864
Net Other Assets (Liabilities) - (2.1)%		(6,242,968)

Net Assets - 100.0%		$ 297,650,896

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	4,300,000	$53,499	$30,885	$22,614
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	12,800,000	75,734	183,072	(107,338)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	78,000,000	414,582	1,253,583	(839,001)
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	11,400,000	58,453	44,593	13,860

Total					$602,268	$1,512,133	$(909,865)

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (N)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	200,000	$6,215	$(1,579)	$7,794
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	270,000	10,268	(594)	10,862
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	700,000	(44,823)	(21,694)	(23,129)

Total					$(28,340)	$(23,867)	$(4,473)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	100,000	$(12,737)	$(621)	$(12,116)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at September 30, 2015 (R)	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD	100,000	$(11,150)	$(13,814)	$2,664

Total Return Swap Agreements – Payable (S)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	9,046	$ (4,681,766)	$ —	$ (4,681,766)

FUTURES CONTRACTS: (T)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	7	12/31/2015	$866	$—
10-Year U.S. Treasury Note	Long	7	12/21/2015	593	—
Russell 2000® Mini Index	Long	136	12/18/2015	—	(629,675)
S&P 500® E-Mini	Long	1,152	12/18/2015	—	(2,658,048)

Total				$1,459	$(3,287,723)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	11/12/2015	EUR	42,000	USD	47,377	$—	$(415)
HSBC	10/02/2015	JPY	82,700,000	USD	689,448	—	(66)
HSBC	10/02/2015	USD	692,269	JPY	82,700,000	2,887	—
HSBC	11/04/2015	USD	689,741	JPY	82,700,000	85	—
JPM	11/12/2015	USD	88,504	EUR	78,000	1,289	—

Total						$4,261	$(481)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$985,894	$—	$985,894
Corporate Debt Securities	—	38,114,948	—	38,114,948
Foreign Government Obligation	—	599,543	—	599,543
Mortgage-Backed Securities	—	305,245	—	305,245
Municipal Government Obligations	—	660,890	—	660,890
U.S. Government Agency Obligations	—	16,703,582	—	16,703,582
U.S. Government Obligations	—	30,393,810	—	30,393,810
Short-Term U.S. Government Obligations	—	44,453,512	—	44,453,512
Exchange-Traded Options Purchased	6,116,850	—	—	6,116,850
Securities Lending Collateral	8,114,663	—	—	8,114,663
Repurchase Agreements	—	157,444,927	—	157,444,927

Total Investments	$14,231,513	$289,662,351	$—	$303,893,864

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$602,268	$—	$602,268
Centrally Cleared Interest Rate Swap Agreements	—	16,483	—	16,483
Futures Contracts (V)	1,459	—	—	1,459
Forward Foreign Currency Contracts (V)	—	4,261	—	4,261

Total Other Financial Instruments	$1,459	$623,012	$—	$624,471

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(57,560)	$—	$(57,560)
Over-the-Counter Credit Default Swap Agreements	—	(11,150)	—	(11,150)
Over-the-Counter Total Return Swap Agreements	—	(4,681,766)	—	(4,681,766)
Futures Contracts (V)	(3,287,723)	—	—	(3,287,723)
Forward Foreign Currency Contracts (V)	—	(481)	—	(481)

Total Other Financial Instruments	$(3,287,723)	$(4,750,957)	$—	$(8,038,680)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $6,095,272, representing 2.0% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $7,944,992. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Illiquid security. Total aggregate value of illiquid securities is $506,458, representing 0.2% of the Portfolio’s net assets.
(F)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $531,697, representing 0.2% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $6,175,808.

(J)	Rate disclosed reflects the yield at September 30, 2015.
(K)

All or a portion of the security has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts. The total value of all securities segregated for open swap and/or forward foreign currency contracts is $5,568,177.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Cash in the amount of $1,200,000 has been segregated by the custodian as collateral for open repurchase agreements.
(M)

Aggregate cost for federal income tax purposes is $300,459,289. Aggregate gross unrealized appreciation and depreciation for all securities is $3,978,638 and $544,063, respectively. Net unrealized appreciation for tax purposes is $3,434,575.

(N)	Cash in the amount of $2,188,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(Q)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(R)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $30,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.7%
ABFC Trust
Series 2004-OPT4, Class A1
0.81%, 04/25/2034 (A)	$ 777,520	$ 766,756
Series 2005-OPT1, Class A1MZ
0.54%, 07/25/2035 (A)	22,837	22,724
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.39%, 02/25/2036 (A)	7,055,764	6,994,485
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1
0.58%, 03/25/2036 (A)	200,000	171,161
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.77%, 07/25/2032 (A)	6,344	5,877
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D
0.57%, 02/25/2036 (A)	3,817,946	2,561,418
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2
0.84%, 03/25/2035 (A)	1,100,000	1,029,451
Series 2007-HE3, Class 1A2
0.39%, 04/25/2037 (A)	2,932,618	2,850,223
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 (A)	16,482	15,658
Series 2006-SD3, Class 21A1
2.93%, 07/25/2036 (A)	152,137	143,491
BNC Mortgage Loan Trust
Series 2007-3, Class A3
0.32%, 07/25/2037 (A)	1,399,000	1,294,728
Bridgeport CLO II, Ltd.
Series 2007-2A, Class A1
0.57%, 06/18/2021 (A) (B)	6,578,565	6,473,373
Celf Loan Partners II PLC
Series 2005-2X, Class B1
0.43%, 12/15/2021 (A) (C)	EUR 2,278,931	2,518,987
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1
0.35%, 12/25/2036 (A) (B)	$ 13,040,427	8,525,896
Series 2007-AMC4, Class A2C
0.36%, 05/25/2037 (A)	2,100,000	1,899,040
Series 2007-FS1, Class 1A1
5.75%, 10/25/2037 (A) (B)	5,998,177	5,584,621
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.64%, 04/20/2023 (A) (B)	6,089,141	6,088,867
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1
1.24%, 08/25/2033 (A)	1,438,399	1,204,827
Series 2004-9, Class MV4
1.77%, 11/25/2034 (A)	2,500,000	1,955,642
Series 2006-24, Class 1A
0.33%, 06/25/2047 (A)	16,983,888	13,187,360
Series 2006-24, Class 2A3
0.34%, 06/25/2047 (A)	9,536,120	8,325,834
Series 2006-26, Class 1A
0.33%, 06/25/2037 (A)	6,092,642	4,660,463
Series 2007-2, Class 2A3
0.33%, 08/25/2037 (A)	13,321,195	11,944,196

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2007-9, Class 1A
0.39%, 06/25/2047 (A)	$ 12,408,805	$ 9,171,584
CWABS Asset-Backed Certificates Trust
Series 2003-BC1, Class A1
0.99%, 03/25/2033 (A)	44,771	41,278
Series 2004-13, Class MV4
1.04%, 04/25/2035 (A)	2,260,000	2,183,024
Series 2005-AB1, Class A3
0.79%, 08/25/2035 (A)	1,763,281	1,742,428
Flatiron CLO, Ltd.
Series 2007-1A, Class A1A
0.52%, 10/15/2021 (A) (B)	5,169,195	5,086,353
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2
0.81%, 08/15/2020 (A)	5,500,000	5,493,961
GSAMP Trust
Series 2005-HE1, Class M2
1.51%, 12/25/2034 (A)	4,195,065	2,936,403
Series 2007-HS1, Class A1
1.04%, 02/25/2047 (A)	6,650,756	6,476,034
Home Equity Asset Trust
Series 2002-1, Class A4
0.79%, 11/25/2032 (A)	1,283	1,083
Lehman XS Trust
Series 2006-4N, Class A1B1
0.36%, 04/25/2046 (A)	78	94
Malin CLO BV
Series 2007-1X, Class VFNE
0.25%, 05/07/2023 (A) (C)	EUR 5,806,002	6,384,899
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2
1.12%, 11/25/2034 (A)	$ 3,300,000	3,107,716
Series 2005-WMC6, Class M3
0.96%, 07/25/2035 (A)	5,900,000	5,580,881
Series 2007-HE5, Class A2C
0.44%, 03/25/2037 (A)	3,536,246	1,814,352
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.26%, 01/25/2047 (A)	91,148	90,411
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.43%, 11/27/2028 (A)	1,999,078	1,965,550
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.54%, 04/15/2020 (A) (B)	4,372,636	4,327,602
New Century Home Equity Loan Trust
Series 2005-C, Class A2C
0.44%, 12/25/2035 (A)	2,058,996	1,996,137
Series 2005-D, Class A2C
0.42%, 02/25/2036 (A)	351,301	350,031
Option One Mortgage Loan Trust
Series 2001-4, Class A
0.79%, 01/25/2032 (A)	131,847	111,160
Penarth Master Issuer PLC
Series 2015-2A, Class A1
0.61%, 05/18/2019 (A) (B)	7,800,000	7,771,959
RAAC Series Trust
Series 2007-SP1, Class M2
1.19%, 03/25/2037 (A)	5,212,000	4,094,724
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.64%, 12/15/2022 (A) (B)	8,594,380	8,593,546
RAMP Trust
Series 2004-RS11, Class M2
1.84%, 11/25/2034 (A)	320,539	301,851

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RASC Trust
Series 2005-KS11, Class M2
0.61%, 12/25/2035 (A)	$ 7,100,000	$ 6,040,964
Series 2006-KS9, Class AI3
0.35%, 11/25/2036 (A)	3,268,204	2,789,059
Series 2007-KS3, Class AI4
0.53%, 04/25/2037 (A)	2,700,000	1,897,004
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.20%, 12/17/2018	12,800,000	12,792,307
SLM Student Loan Trust
Series 2005-3, Class A5
0.39%, 10/25/2024 (A)	10,816,570	10,560,207
Soundview Home Loan Trust
Series 2005-3, Class M3
1.02%, 06/25/2035 (A)	400,000	358,521
Series 2006-OPT2, Class A3
0.37%, 05/25/2036 (A)	3,579,801	3,378,831
Series 2007-WMC1, Class 3A1
0.30%, 02/25/2037 (A)	1,395,601	578,181
Structured Asset Investment Loan Trust
Series 2004-11, Class A4
1.09%, 01/25/2035 (A)	5,694,432	5,608,076
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A1
0.29%, 01/25/2037 (A) (B)	37,840	37,772
U.S. Small Business Administration
Series 2003-20I, Class 1
5.13%, 09/01/2023	78,548	85,820
Series 2004-20C, Class 1
4.34%, 03/01/2024	602,184	636,072
Series 2008-20L, Class 1
6.22%, 12/01/2028	1,671,645	1,915,244
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/2017	2,054,111	2,052,278
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2
0.88%, 10/25/2035 (A)	1,651,000	1,243,865
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3
0.44%, 04/25/2037 (A)	5,275,008	2,547,650
Wood Street CLO BV
Series I, Class A
0.31%, 11/22/2021 (A) (C)	EUR 1,100,993	1,226,491

Total Asset-Backed Securities (Cost $221,441,913)		221,596,481

CORPORATE DEBT SECURITIES - 28.8%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029 (B)	$ 5,000,000	4,812,500

Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021
Cash Rate 5.75% (C) (D)	EUR 1,600,000	1,904,764
6.25%, 11/15/2019 (B)	$ 400,000	424,000

		2,328,764

Automobiles - 0.5%
Daimler Finance North America LLC
1.45%, 08/01/2016 (B)	5,850,000	5,852,457
1.88%, 01/11/2018 (B)	1,300,000	1,291,406
2.00%, 08/03/2018 (B)	6,100,000	6,011,098

		13,154,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 8.6%
Banco Popolare Series MTN
2.38%, 01/22/2018 (C)	EUR 5,800,000	$ 6,460,580
Banco Popular Espanol SA Series MTN
11.50%, 10/10/2018 (A) (C) (E)	1,000,000	1,195,618
Banco Santander Chile
1.19%, 04/11/2017 (A) (B)	$ 7,900,000	7,782,290
Banco Santander SA
6.25%, 09/11/2021 (A) (C) (E)	EUR 7,100,000	7,378,189
Bank of Nova Scotia
0.60%, 04/11/2017 (A)	$ 2,700,000	2,693,858
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.36%, 09/14/2018 (A) (B)	12,900,000	12,930,018
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,137,750
10.18%, 06/12/2021 (B)	5,520,000	7,231,658
BNP Paribas SA
7.38%, 08/19/2025 (A) (B) (E)	5,100,000	5,131,875
BPCE SA
4.63%, 07/11/2024 (B)	11,000,000	10,724,615
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,518,750
5.25%, 03/15/2018	14,000,000	14,385,000
5.50%, 02/15/2019 (B)	6,400,000	6,640,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.38%, 08/04/2025 (F)	7,400,000	7,405,306
11.00%, 06/30/2019 (A) (B) (E)	1,910,000	2,348,345
Credit Agricole SA
7.50%, 06/23/2026 (A) (C) (E)	GBP 2,500,000	3,643,381
8.13%, 09/19/2033 (A) (C) (F)	$ 6,800,000	7,426,960
Depfa ACS Bank Series MTN
4.88%, 05/21/2019	EUR 9,000,000	11,705,214
Eksportfinans ASA Series MTN
5.50%, 05/25/2016 - 06/26/2017	$ 4,769,000	4,888,990
HSBC Capital Funding, LP
10.18%, 06/30/2030 (A) (B) (E)	100,000	150,500
Intesa Sanpaolo SpA
1.67%, 04/11/2016 (A)	3,500,000	3,505,520
Lloyds Bank PLC
12.00%, 12/16/2024 (A) (B) (E) (G)	16,500,000	23,265,000
Lloyds Banking Group PLC
7.63%, 06/27/2023 (A) (C) (E)	GBP 2,500,000	3,819,692
Mizuho Bank, Ltd.
0.78%, 09/25/2017 (A) (B)	$ 300,000	298,591
Novo Banco SA Series MTN
2.63%, 05/08/2017 (C) (F)	EUR 1,000,000	1,034,194
Royal Bank of Scotland Group PLC
6.99%, 10/05/2017 (A) (B) (E)	$ 3,600,000	4,194,000
Royal Bank of Scotland PLC Series MTN
9.50%, 03/16/2022 (A) (C)	8,575,000	9,345,798
Svenska Handelsbanken AB Series MTN
2.40%, 10/01/2020	2,400,000	2,403,754
UniCredit SpA
6.75%, 09/10/2021 (A) (C) (E) (F)	EUR 600,000	630,213
8.00%, 06/03/2024 (A) (C) (E)	$ 2,600,000	2,478,783
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (E)	8,700,000	9,189,375

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Series MTN
0.63%, 06/02/2017 (A)	$ 32,100,000	$ 32,015,834

		216,959,651

Beverages - 0.0% (H)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	697,375

Biotechnology - 0.6%
Baxalta, Inc.
2.88%, 06/23/2020 (B) (F)	9,250,000	9,246,550
4.00%, 06/23/2025 (B)	6,400,000	6,409,920

		15,656,470

Capital Markets - 2.7%
Goldman Sachs Group, Inc.
3.75%, 05/22/2025 (F)	15,400,000	15,431,955
5.95%, 01/18/2018	2,450,000	2,676,645
Series MTN
1.42%, 11/15/2018 (A)	3,300,000	3,319,800
Morgan Stanley
0.77%, 10/15/2015 (A)	1,100,000	1,100,080
3.45%, 11/02/2015	13,800,000	13,831,160
Series MTN
0.74%, 10/18/2016 (A)	4,597,000	4,587,930
6.25%, 08/28/2017	5,500,000	5,968,165
6.63%, 04/01/2018	13,900,000	15,478,123
UBS AG
0.88%, 06/01/2017 (A)	1,500,000	1,498,910
1.17%, 06/01/2020 (A) (F)	500,000	499,965
5.88%, 12/20/2017	1,569,000	1,708,374
Series MTN
7.25%, 02/22/2022 (A) (C)	2,600,000	2,704,957

		68,806,064

Construction & Engineering - 0.0% (H)
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	4,110,480	1,031,730
6.75%, 10/01/2023 (B)	453,050	119,379

		1,151,109

Consumer Finance - 2.2%
Ally Financial, Inc.
2.75%, 01/30/2017	3,600,000	3,572,604
3.13%, 01/15/2016	4,550,000	4,532,937
5.50%, 02/15/2017	1,800,000	1,845,000
8.00%, 03/15/2020	7,132,000	8,201,800
American Express Credit Corp. Series MTN
2.60%, 09/14/2020	11,000,000	11,050,138
Navient Corp. Series MTN
4.88%, 06/17/2019 (F)	11,100,000	10,101,000
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (B)	800,000	828,000
7.25%, 12/15/2021 (B)	700,000	710,500
Springleaf Finance Corp. Series MTN
5.40%, 12/01/2015	5,000,000	5,000,000
6.50%, 09/15/2017	8,400,000	8,715,000

		54,556,979

Diversified Financial Services - 5.3%
Bank of America Corp.
3.75%, 07/12/2016	5,600,000	5,711,575
6.50%, 08/01/2016	4,500,000	4,699,908
7.63%, 06/01/2019	15,000,000	17,653,920

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bank of America Corp. (continued)
Series MTN
6.40%, 08/28/2017	$ 13,700,000	$ 14,867,048
6.88%, 04/25/2018	900,000	1,005,872
Bank of America NA
0.62%, 06/15/2016 (A)	3,700,000	3,689,607
0.78%, 06/05/2017 (A)	4,300,000	4,289,022
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,398,728
7.25%, 02/01/2018	1,500,000	1,679,315
Blackstone CQP Holdco, LP
9.30%, 03/19/2019 (B) (G) (I)	1,096,250	1,047,925
Citigroup, Inc.
6.00%, 08/15/2017	5,300,000	5,713,257
8.40%, 04/30/2018 (A) (E)	5,300,000	5,941,300
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (B)	6,825,000	6,628,126
General Motors Financial Co., Inc.
2.75%, 05/15/2016	4,500,000	4,527,585
JPMorgan Chase & Co.
0.84%, 02/15/2017 (A)	25,400,000	25,380,239
2.75%, 06/23/2020 (F)	12,900,000	13,010,398
6.30%, 04/23/2019	5,400,000	6,139,897
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,728,976
Lehman Brothers Holdings, Inc.
6.75%, 12/28/2017 (J)	4,000,000	40
Tayarra, Ltd.
3.63%, 02/15/2022	7,502,764	7,982,574

		134,095,312

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
0.75%, 03/30/2017 (A) (F)	7,300,000	7,269,895
Verizon Communications, Inc.
0.73%, 06/09/2017 (A)	21,200,000	21,115,242
1.87%, 09/15/2016 (A)	6,000,000	6,056,958
2.09%, 09/14/2018 (A)	1,000,000	1,028,182
2.50%, 09/15/2016	823,000	834,308
3.65%, 09/14/2018	3,300,000	3,478,497
5.15%, 09/15/2023	2,500,000	2,761,725

		42,544,807

Electronic Equipment, Instruments & Components - 0.2%
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	6,100,000	5,909,192

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,229,632

Gas Utilities - 0.3%
National Fuel Gas Co.
5.20%, 07/15/2025	6,300,000	6,478,668

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	3,140,186

Health Care Providers & Services - 0.1%
HCA, Inc.
6.50%, 02/15/2016	2,910,000	2,942,738

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International
7.50%, 06/01/2016	$ 13,395,000	$ 13,763,362
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (F)	6,200,000	5,316,500

		19,079,862

Insurance - 0.3%
American International Group, Inc.
3.75%, 07/10/2025	6,300,000	6,397,852

Internet Software & Services - 0.3%
Alibaba Group Holding, Ltd.
2.50%, 11/28/2019 (B)	3,200,000	3,140,442
3.60%, 11/28/2024 (B)	4,000,000	3,736,640

		6,877,082

IT Services - 0.2%
Automatic Data Processing, Inc.
2.25%, 09/15/2020	5,600,000	5,634,328

Metals & Mining - 0.5%
Anglo American Capital PLC
1.24%, 04/15/2016 (A) (B)	11,400,000	11,390,720
Gold Fields Orogen Holdings BVI, Ltd.
4.88%, 10/07/2020 (C)	1,600,000	1,288,000

		12,678,720

Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources, Ltd.
0.70%, 03/30/2016 (A)	10,800,000	10,776,208
CNPC General Capital, Ltd.
1.21%, 05/14/2017 (A) (B)	7,200,000	7,167,888
Kinder Morgan, Inc. Series MTN
7.80%, 08/01/2031	125,000	127,820
ONEOK Partners, LP
3.25%, 02/01/2016	4,500,000	4,520,065
Petrobras Global Finance BV
1.95%, 05/20/2016 (A)	1,500,000	1,413,750
2.00%, 05/20/2016	700,000	672,000
2.43%, 01/15/2019 (A)	700,000	483,000
2.69%, 03/17/2017 (A)	1,300,000	1,118,000
3.25%, 03/17/2017	2,100,000	1,853,250
3.50%, 02/06/2017 (F)	9,740,000	8,668,600
3.88%, 01/27/2016 (F)	700,000	687,750
4.38%, 05/20/2023	700,000	456,750
5.75%, 01/20/2020 (F)	3,082,000	2,299,018
6.13%, 10/06/2016 (F)	200,000	193,400
6.25%, 03/17/2024 (F)	100,000	72,780
6.75%, 01/27/2041	3,700,000	2,414,250
6.85%, 06/05/2115 (F)	8,200,000	5,227,500
7.88%, 03/15/2019	2,200,000	1,815,000

		49,967,029

Pharmaceuticals - 0.0% (H)
Actavis Funding SCS
3.00%, 03/12/2020	400,000	400,351
3.45%, 03/15/2022	300,000	296,561

		696,912

Real Estate Investment Trusts - 0.2%
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B) (K)	4,200,000	4,240,383

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (G)	EUR 5,800,000	$ 5,427,768

Technology Hardware, Storage & Peripherals - 0.0% (H)
Apple, Inc.
2.85%, 05/06/2021 (F)	$ 1,000,000	1,025,580

Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019	2,872,000	3,579,394
Imperial Tobacco Finance PLC
2.05%, 07/20/2018 (B) (G)	2,900,000	2,898,303
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,122,590

		8,600,287

Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
5.75%, 05/15/2016	8,310,000	8,434,650
7.13%, 09/01/2018 (B)	13,200,000	14,518,680
8.75%, 03/15/2017	1,600,000	1,720,000

		24,673,330

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
9.13%, 03/01/2017	1,500,000	1,519,215

Total Corporate Debt Securities (Cost $722,261,143)		728,282,756

FOREIGN GOVERNMENT OBLIGATIONS - 10.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2016 - 10/01/2016	BRL 658,900,000	152,772,895
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2025	34,600,000	6,518,815
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018 (C)	EUR 33,401,970	38,435,434
Cyprus Government International Bond Series MTN
4.75%, 06/25/2019 (C)	7,600,000	8,985,466
Italy Buoni Poliennali del Tesoro
2.50%, 12/01/2024	2,500,000	2,984,742
Mexican Bonos
6.50%, 06/09/2022	MXN 77,700,000	4,766,717
8.50%, 12/13/2018	260,000,000	17,047,350
10.00%, 12/05/2024	43,600,000	3,285,437
Series M
6.50%, 06/10/2021	220,000,000	13,627,353
7.75%, 05/29/2031	1,200,000	78,867
8.00%, 06/11/2020	145,200,000	9,580,345
Slovenia Government International Bond
5.50%, 10/26/2022 (C)	$ 1,300,000	1,459,905

Total Foreign Government Obligations (Cost $318,554,771)		259,543,326

LOAN ASSIGNMENTS - 0.3%
Automobiles - 0.1%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017 (A)	1,381,959	1,376,633

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.2%
HCA, Inc., Term Loan B5
2.94%, 03/31/2017 (A)	$ 5,134,509	$ 5,127,377

Total Loan Assignments (Cost $6,514,247)		6,504,010

MORTGAGE-BACKED SECURITIES - 7.9%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.79%, 01/25/2036 (A)	247,523	213,908
Series 2005-4, Class 1A1
2.65%, 08/25/2035 (A)	199,201	172,718
Series 2005-5, Class 2A1
2.76%, 09/25/2035 (A)	216,559	189,532
Aire Valley Mortgages PLC
Series 2005-1X, Class 2A3
0.69%, 09/20/2066 (A) (C)	1,490,163	1,430,330
Series 2006-1X, Class 2A1
0.26%, 09/20/2066 (A) (C)	EUR 2,750,809	2,921,387
Alternative Loan Trust
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	$ 110,951	115,366
Series 2005-14, Class 2A1
0.40%, 05/25/2035 (A)	282,788	233,463
Series 2005-56, Class 5A2
0.96%, 11/25/2035 (A)	709,744	605,685
Series 2005-59, Class 1A1
0.53%, 11/20/2035 (A)	6,144,862	4,952,501
Series 2005-62, Class 2A1
1.20%, 12/25/2035 (A)	4,240	3,499
Series 2005-81, Class A1
0.47%, 02/25/2037 (A)	1,618,404	1,287,078
Series 2006-OA1, Class 2A1
0.43%, 03/20/2046 (A)	1,290,468	1,018,394
Series 2006-OA12, Class A1B
0.41%, 09/20/2046 (A)	5,970,827	5,147,779
Series 2006-OA17, Class 1A1A
0.41%, 12/20/2046 (A)	3,973,743	2,942,251
Series 2006-OA19, Class A1
0.40%, 02/20/2047 (A)	6,200,429	4,566,070
Series 2006-OA21, Class A1
0.41%, 03/20/2047 (A)	3,797,128	2,935,392
Series 2007-HY4, Class 1A1
2.77%, 06/25/2037 (A)	3,391,793	2,848,187
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12
0.40%, 10/25/2046 (A)	3,061,781	2,034,755
Series 2006-5, Class A1
1.12%, 11/25/2046 (A)	7,817,691	4,014,251
Series 2007-1, Class A1
0.90%, 02/25/2047 (A)	4,798,219	2,928,780
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A
1.42%, 01/15/2028 (A) (B)	4,100,000	4,060,509
Banc of America Funding Trust
Series 2005-D, Class A1
2.72%, 05/25/2035 (A)	7,535,371	7,669,757
Series 2006-D, Class 5A1
5.40%, 05/20/2036 (A)	660,424	604,214
Series 2006-J, Class 4A1
2.91%, 01/20/2047 (A)	103,542	87,315
Series 2009-R6, Class 3A1
2.05%, 01/26/2037 (A) (B)	777,640	776,082

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.46%, 10/03/2039 (A) (B)	$ 3,426,333	$ 3,403,250
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 (A) (B)	17,658,971	18,226,013
BCAP LLC Trust
Series 2013-RR12, Class 1A3
0.70%, 05/26/2035 (A) (B)	199,446	188,337
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.71%, 11/25/2036 (A)	931,193	670,129
Series 2006-8, Class 3A1
0.35%, 02/25/2034 (A)	588,733	535,896
Series 2006-R1, Class 2E21
2.54%, 08/25/2036 (A)	685,599	430,954
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.60%, 08/25/2033 (A)	823,931	823,505
Series 2003-8, Class 2A1
2.72%, 01/25/2034 (A)	47,938	48,636
Series 2003-8, Class 4A1
2.75%, 01/25/2034 (A)	134,322	134,194
Series 2003-9, Class 2A1
2.83%, 02/25/2034 (A)	113,837	111,400
Series 2004-10, Class 22A1
2.91%, 01/25/2035 (A)	179,868	175,120
Series 2005-2, Class A2
2.51%, 03/25/2035 (A)	254,506	257,348
Series 2005-5, Class A2
2.26%, 08/25/2035 (A)	239,176	240,181
Series 2006-4, Class 1A1
2.81%, 10/25/2036 (A)	473,827	395,430
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.54%, 01/26/2036 (A)	524,602	431,801
Series 2007-R6, Class 2A1
2.64%, 12/26/2046 (A)	356,660	270,170
Berica 8 Residential MBS Srl
Series 2008, Class A
0.29%, 03/31/2048 (A) (C)	EUR 8,296,644	8,994,169
Berica ABS Srl
Series 2011-1, Class A1
0.29%, 12/31/2055 (A) (C)	7,964,422	8,804,716
Business Mortgage Finance 7 PLC
Series 7X, Class A1
2.59%, 02/15/2041 (A) (C)	GBP 3,884,476	5,720,207
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (A)	$ 298,694	318,506
ChaseFlex Trust
Series 2007-3, Class 1A2
0.65%, 07/25/2037 (A)	1,960,428	1,070,168
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.45%, 10/19/2032 (A)	50,068	42,930
Series 2004-12, Class 11A1
2.77%, 08/25/2034 (A)	69,930	61,899
Series 2005-HY10, Class 5A1
4.81%, 02/20/2036 (A)	230,106	200,751
Series 2006-OA5, Class 2A2
0.49%, 04/25/2046 (A)	151,049	92,979
Citigroup Mortgage Loan Trust
Series 2005-6, Class A1
2.21%, 09/25/2035 (A)	391,133	391,756
Series 2005-6, Class A2
2.42%, 09/25/2035 (A)	299,074	300,728

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2005, Class J12-2A1
0.46%, 08/25/2035 (A)	$ 7,387,203	$ 4,960,795
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.24%, 06/25/2033 (A)	485,410	474,488
Deutsche Alt-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.85%, 08/25/2035 (A)	159,404	123,933
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.73%, 08/25/2035 (A)	77,076	68,513
Granite Mortgages PLC
Series 2003-3, Class 3A
0.96%, 01/20/2044 (A) (C)	GBP 124,882	188,480
Series 2004-3, Class 3A2
0.97%, 09/20/2044 (A) (C)	692,892	1,045,757
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.39%, 12/25/2046 (A)	$ 579,024	353,491
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1
0.53%, 12/25/2034 (A)	587,085	529,561
Series 2005-AR6, Class 2A1
2.70%, 09/25/2035 (A)	405,446	406,676
Series 2006-AR1, Class 2A1
2.74%, 01/25/2036 (A)	6,548	6,070
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A
0.40%, 07/19/2046 (A)	1,013,383	600,182
Series 2006-7, Class 2A1A
0.42%, 09/19/2046 (A)	458,235	346,805
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1
0.38%, 09/25/2046 (A)	592,297	504,135
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	3,509,514	3,779,672
Luminent Mortgage Trust
Series 2006-6, Class A1
0.39%, 10/25/2046 (A)	414,779	353,758
Marche Mutui Srl
Series 6, Class A1
2.23%, 01/27/2064 (A) (C)	EUR 4,927,179	5,594,208
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 (A)	$ 271,679	65,080
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.67%, 10/25/2035 (A)	5,101,425	4,948,372
Series 2005-2, Class 3A
1.20%, 10/25/2035 (A)	72,894	69,052
Series 2005-3, Class 4A
0.44%, 11/25/2035 (A)	35,821	33,473
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.36%, 08/14/2031 (A) (B)	10,300,000	10,254,886
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 (B)	593,829	564,680
RALI Trust
Series 2005-QA13, Class 2A1
3.57%, 12/25/2035 (A)	3,461,168	2,977,874

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
Series 2005-QO3, Class A1
0.59%, 10/25/2045 (A)	$ 399,587	$ 307,258
Series 2006-QO6, Class A1
0.37%, 06/25/2046 (A)	6,695,898	2,899,043
Series 2007-QO2, Class A1
0.34%, 02/25/2047 (A)	5,354,444	3,015,189
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
5.56%, 01/25/2034 (A) (B)	415,994	414,899
Series 2004-R1, Class 2A
6.50%, 11/25/2034 (B)	380,722	395,221
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 (A) (B)	665,772	587,889
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2
6.50%, 04/25/2037	4,672,202	2,940,105
Residential Mortgage Securities PLC
Series 20X, Class A2A
0.85%, 08/10/2038 (A) (C)	GBP 2,452,590	3,408,730
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	$ 8,115	8,410
Series 2005-SA4, Class 1A21
3.16%, 09/25/2035 (A)	734,214	581,612
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.49%, 06/12/2044 (A) (C)	9,818,780	8,744,233
Sequoia Mortgage Trust
Series 2004-12, Class A1
0.76%, 01/20/2035 (A)	1,241,089	1,175,864
Series 2010, Class 2A1
0.98%, 10/20/2027 (A)	24,944	23,442
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A
0.95%, 01/21/2070 (A) (B)	GBP 2,050,000	3,093,449
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.51%, 09/25/2034 (A)	$ 179,796	180,999
Series 2004-20, Class 3A1
2.43%, 01/25/2035 (A)	204,676	194,046
Series 2005-1, Class 1A1
2.56%, 02/25/2035 (A)	394,581	377,751
Series 2005-17, Class 3A1
2.57%, 08/25/2035 (A)	76,244	71,261
Series 2005-18, Class 3A1
2.68%, 09/25/2035 (A)	2,616,483	2,208,282
Series 2006-8, Class 1A2
2.77%, 09/25/2036 (A)	4,718,999	3,008,688
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.47%, 07/19/2035 (A)	116,858	100,937
Series 2005-AR5, Class A2
0.47%, 07/19/2035 (A)	80,685	78,090
Series 2005-AR5, Class A3
0.47%, 07/19/2035 (A)	158,981	151,769
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 (A)	248,286	200,597
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 (A)	1,573,813	1,175,168
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 (A)	4,324,721	3,408,023
Series 2006-AR7, Class A1BG
0.31%, 08/25/2036 (A)	4,024,031	3,112,882

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.88%, 09/19/2032 (A)	$ 27,888	$ 27,178
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A
2.56%, 09/25/2033 (A)	1,854,717	1,843,379
Series 2006-AR10, Class 1A1
2.40%, 09/25/2036 (A)	1,231,531	1,108,917
Series 2006-AR17, Class 1A
1.00%, 12/25/2046 (A)	707,456	549,341
Series 2006-AR19, Class 1A1A
0.93%, 01/25/2047 (A)	191,777	173,474
Series 2006-AR3, Class A1A
1.20%, 02/25/2046 (A)	825,173	756,540
Series 2006-AR7, Class 3A
2.16%, 07/25/2046 (A)	1,463,496	1,313,308
Series 2006-AR7, Class C1B2
0.41%, 07/25/2046 (A)	10,059	286
Series 2006-AR9, Class 2A
2.16%, 08/25/2046 (A)	1,265,632	1,131,929
Series 2007-HY1, Class 1A1
2.19%, 02/25/2037 (A)	406,856	339,787
Series 2007-HY4, Class 2A2
1.97%, 04/25/2037 (A)	4,396,008	3,625,238
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	227,220	229,533
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	2,717,103	2,729,325
Series 2006-AR4, Class 2A6
5.71%, 04/25/2036 (A)	160,718	34,101
Series 2006-AR8, Class 2A4
2.71%, 04/25/2036 (A)	468,884	457,537

Total Mortgage-Backed Securities (Cost $200,192,110)		200,534,027

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.7%
California - 1.9%
Bay Area Toll Authority, Revenue Bonds
Series S1
7.04%, 04/01/2050	1,200,000	1,645,260
Series S3
6.91%, 10/01/2050	8,100,000	11,031,390
California State Public Works Board, Revenue Bonds
Series B2
7.80%, 03/01/2035	400,000	529,864
Metropolitan Water District of Southern California, Revenue Bonds
Series A
6.95%, 07/01/2040	3,000,000	3,535,860
State of California, General Obligation Unlimited
7.30%, 10/01/2039	8,500,000	11,754,310
7.50%, 04/01/2034	900,000	1,262,070
7.55%, 04/01/2039	3,400,000	4,913,850
7.60%, 11/01/2040	6,300,000	9,243,297
7.63%, 03/01/2040	3,100,000	4,454,266

		48,370,167

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.8%
Chicago Transit Authority, Revenue Bonds
Series A
6.90%, 12/01/2040	$ 11,300,000	$ 12,707,528
Series B
6.90%, 12/01/2040	6,100,000	6,859,816

		19,567,344

Kentucky - 0.0% (H)
Kentucky State Property & Building Commission, Revenue Bonds
Series C
4.30%, 11/01/2019	500,000	543,785
4.40%, 11/01/2020	600,000	663,768

		1,207,553

New York - 0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,023,867
4.91%, 11/01/2024	600,000	680,106
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	18,100,000	17,491,116

		19,195,089

Ohio - 0.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.88%, 06/01/2030	2,900,000	2,485,358

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A
7.47%, 06/01/2047	2,330,000	2,027,170

Total Municipal Government Obligations (Cost $90,072,575)		92,852,681

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.8%
Federal Home Loan Mortgage Corp.
2.07%, 09/01/2035 (A)	123,114	130,046
2.48%, 08/01/2023 (A)	34,098	35,332
2.53%, 09/01/2035 (A)	864,579	920,648
3.50%, TBA (K) (L) (M)	29,000,000	30,109,025
4.00%, TBA (K) (L) (M)	10,000,000	10,624,725
Federal Home Loan Mortgage Corp. REMIC
0.56%, 12/15/2029 (A)	34,079	34,257
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.38%, 10/25/2044 (A)	1,201,625	1,242,691
1.58%, 07/25/2044 (A)	606,871	622,897
6.50%, 07/25/2043	69,570	81,993
Federal National Mortgage Association
1.38%, 06/01/2043 (A)	164,613	168,687
1.83%, 08/01/2035 (A)	453,410	474,271
1.97%, 12/01/2034 (A)	9,365	9,882
2.00%, 08/01/2035 - 08/01/2036 (A)	273,995	288,539
2.12%, 05/01/2035 (A)	601,206	633,634
2.28%, 09/01/2035 (A)	1,619,936	1,718,558
2.33%, 10/01/2035 (A)	11,433	12,199
2.39%, 07/01/2032 (A)	6,239	6,461
2.41%, 01/01/2028 (A)	37,244	39,582
3.00%, TBA (K) (L) (M)	88,000,000	88,996,875

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 02/01/2026	$ 188,189	$ 199,311
3.50%, TBA (K) (L) (M)	249,000,000	259,191,480
4.00%, 12/01/2040 - 03/01/2041	658,244	707,185
4.00%, TBA (K) (L) (M)	304,000,000	323,688,687
4.50%, 05/01/2019 - 07/01/2041	241,972	257,198
4.50%, TBA (K) (L) (M)	124,000,000	134,386,997
5.00%, 10/01/2020 - 07/01/2041	5,641,503	6,198,748
5.00%, TBA (K) (L) (M)	164,000,000	179,998,300
5.50%, 12/01/2017 - 09/01/2027	321,327	354,361
6.00%, 04/01/2041	529,512	598,433
Federal National Mortgage Association REMIC
0.39%, 10/27/2037 (A)	8,209,125	8,164,057
6.50%, 06/17/2038	1,077,664	1,105,793
Government National Mortgage Association
0.77%, 06/20/2065 (A)	6,399,485	6,384,926
0.79%, 07/20/2065 (A)	6,395,255	6,421,923
0.79%, 07/20/2065 - 08/20/2065 (A)	23,028,096	22,963,840
0.79%, 08/20/2065 (A)	6,401,823	6,369,507
0.80%, 09/20/2065 (A)	6,400,000	6,384,750
0.83%, 09/20/2065 (A)	7,500,000	7,490,625
3.00%, TBA (K) (L) (M)	10,000,000	10,205,234
3.50%, TBA (K) (L) (M)	23,000,000	24,017,340
4.00%, TBA (K) (L) (M)	20,000,000	21,288,954
6.50%, 06/20/2032	3,048	3,610
Overseas Private Investment Corp.
2.07%, 05/15/2021	22,222,929	22,431,380

Total U.S. Government Agency Obligations (Cost $1,180,935,107)		1,184,962,941

U.S. GOVERNMENT OBLIGATIONS - 37.7%
U.S. Treasury Bond
2.75%, 08/15/2042	10,400,000	10,140,270
2.75%, 11/15/2042 (N)	24,700,000	24,047,772
2.88%, 08/15/2045 (N)	38,600,000	38,580,893
3.00%, 05/15/2042	9,500,000	9,746,411
3.00%, 11/15/2044 (N)	32,000,000	32,677,504
3.13%, 02/15/2042 - 02/15/2043	7,900,000	8,308,952
3.13%, 08/15/2044 (N)	80,900,000	84,671,153
3.38%, 05/15/2044 (O)	41,000,000	44,998,566
4.25%, 05/15/2039	22,000,000	27,726,864
4.38%, 11/15/2039 - 05/15/2040	19,900,000	25,535,573
4.50%, 08/15/2039	8,800,000	11,479,644
4.63%, 02/15/2040	2,200,000	2,923,536
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 - 02/15/2045	12,758,045	11,081,491
1.38%, 02/15/2044 (N)	1,228,800	1,246,768
1.75%, 01/15/2028 (N)	62,996,654	69,633,477
2.00%, 01/15/2026 (N)	24,890,094	27,923,574
2.38%, 01/15/2025 (N)	30,006,333	34,530,718
2.38%, 01/15/2027	4,496,996	5,262,479
2.50%, 01/15/2029	44,240,486	53,073,011
3.88%, 04/15/2029	26,130,960	36,025,343
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017	9,246,424	9,212,712
0.13%, 04/15/2020 (P)	10,598,640	10,530,332
0.13%, 01/15/2022 (N)	52,510,614	51,169,808
0.13%, 07/15/2022 (N) (P)	10,793,016	10,524,734
0.13%, 01/15/2023 (P) (Q)	11,373,230	10,964,806
0.25%, 01/15/2025	17,834,520	17,093,977
0.38%, 07/15/2023 - 07/15/2025 (N)	42,745,575	41,858,189
0.63%, 07/15/2021	26,260,224	26,628,471
1.13%, 01/15/2021 (N) (P)	35,020,137	36,391,771
1.25%, 07/15/2020 (N) (Q)	547,155	574,413

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note
1.75%, 09/30/2022	$ 11,200,000	$ 11,194,165
2.25%, 11/15/2024 (N) (P) (Q)	92,600,000	94,331,435
2.38%, 08/15/2024 (O) (Q)	2,200,000	2,265,886
2.50%, 05/15/2024 (N) (Q)	49,100,000	51,144,573
2.75%, 02/15/2024 (O) (P)	20,700,000	22,000,208

Total U.S. Government Obligations (Cost $972,022,615)		955,499,479

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Banks - 0.1%
Wells Fargo & Co.
Series L, 7.50%	2,100	2,452,800

Total Convertible Preferred Stock (Cost $1,890,035)		2,452,800

	Principal	Value
COMMERCIAL PAPER - 1.7%
Diversified Financial Services - 0.3%
Volvo Group Treasury NA
0.54%, 10/16/2015 (R)	$ 6,500,000	6,498,564

Electric Utilities - 0.2%
Entergy Corp.
0.67%, 10/07/2015 (R)	5,000,000	4,999,450

Food & Staples Retailing - 0.3%
Tesco Treasury Services PLC
2.29%, 10/09/2015 (R)	7,800,000	7,796,100

Oil, Gas & Consumable Fuels - 0.7%
ENI Finance USA, Inc.
1.31%, 06/02/2016 - 06/03/2016 (R)	18,000,000	17,843,065

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Co.
0.61%, 10/01/2015 (R)	5,000,000	5,000,000

Total Commercial Paper (Cost $42,137,179)		42,137,179

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Japan Treasury Discount Bill
0.00% (S), 10/05/2015 - 12/28/2015 (R)	JPY 8,340,000,000	69,521,672
Mexico Cetes
2.70%, 05/26/2016 (R)	MXN 83,000,000	4,802,540

Total Short-Term Foreign Government Obligations (Cost $73,446,489)		74,324,212

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.02%, 02/11/2016 (O) (R)	$ 151,000	150,988
0.11%, 01/07/2016 (P) (R)	347,000	346,898
0.12%, 01/14/2016 (O) (P) (R)	668,000	667,766
0.15%, 01/14/2016 (O) (P) (R)	3,000	2,999
0.16%, 01/21/2016 (P) (R)	892,000	891,556
0.21%, 02/04/2016 (O) (R)	202,000	201,852

Total Short-Term U.S. Government Obligations (Cost $2,262,059)		2,262,059

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (H)
Put - 5-Year U.S. Treasury Note Future
Exercise Price $109.75
Expires 11/20/2015	141	$ 1,102
Put - 5-Year U.S. Treasury Note Future
Exercise Price $110.00
Expires 11/20/2015	1,273	9,946
Put - 5-Year U.S. Treasury Note Future
Exercise Price $110.75
Expires 11/20/2015	1,096	8,563

Total Exchange-Traded Options Purchased (Cost $21,486)		19,611

OVER-THE-COUNTER OPTIONS PURCHASED - 0.0% (H) (T)
Put - Federal National Mortgage Association (G) (I)
Exercise Price $80.00
Expires 11/05/2015, JPM	150,000,000	5,859

Total Over-the-Counter Options Purchased (Cost $5,859)		5,859

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (T)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 0.80%
Expires 01/19/2016, MSC	$ 60,100,000	70,253
Call - Pays Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 1.50%
Expires 01/29/2016, MSC	10,200,000	82,576
Call - Pays Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 1.75%
Expires 01/29/2016, MSC	10,200,000	50,443
Call - Pays Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.10%
Expires 01/30/2018, JPM	20,200,000	294,566
Put - Receives Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.58%
Expires 05/12/2016, MSC	10,400,000	123,057
Put - Receives Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.58%
Expires 05/23/2016, MSC	24,100,000	301,722
Put - Receives Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.91%
Expires 08/20/2018, MSC	12,500,000	1,276,572

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.93%
Expires 08/20/2018, GSC	$ 4,600,000	$ 610,831
Put - Receives Floating Rate Index 3-Month USD-LIBOR (G)
Exercise Rate 2.94%
Expires 08/20/2018, GSC	4,000,000	398,566

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $3,763,369)		3,208,586

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (R)	42,707,555	42,707,555

Total Securities Lending Collateral (Cost $42,707,555)		42,707,555

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (R), dated 09/30/2015, to be repurchased at $5,063,399 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 02/15/2017, and with a value of $5,167,888.	$ 5,063,398	5,063,398

Total Repurchase Agreement (Cost $5,063,398)		5,063,398

Total Investments (Cost $3,883,291,910) (U)		3,821,956,960
Net Other Assets (Liabilities) - (50.9)%		(1,288,611,204)

Net Assets - 100.0%		$ 2,533,345,756

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (6.4)%
BNP Paribas (0.05)% (R), dated 09/28/2015, to be repurchased at $(17,789,847) on 10/09/2015. Collateralized by a Foreign Government Obligation, 0.75%, due 04/15/2018, and with a value of $(17,688,663).	EUR (15,921,000)	(17,790,119)
Credit Agricole 0.27% (R), dated 09/30/2015, to be repurchased at $(11,774,361) on 10/14/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(11,812,761).	$ (11,773,125)	(11,773,125)
Credit Agricole 0.28% (R), dated 09/29/2015, to be repurchased at $(12,475,858) on 10/13/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(12,531,799).	(12,474,500)	(12,474,500)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)
Credit Agricole 0.28% (R), dated 09/30/2015, to be repurchased at $(18,420,756) on 10/14/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(18,385,608).	$ (18,418,750)	$ (18,418,750)
Credit Agricole 0.30% (R), dated 09/29/2015, to be repurchased at $(7,498,750) on 10/13/2015. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2025, and with a value of $(7,552,797).	(7,497,875)	(7,497,875)
Credit Agricole 0.31% (R) (V), dated 09/29/2015, to be repurchased at $(1,329,593) on 10/29/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(1,335,356).	(1,329,250)	(1,329,250)
JPMorgan Chase & Co. 0.39% (R) (V), dated 08/31/2015, to be repurchased at $(12,778,093) on 10/05/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(12,882,678). (W)	(12,773,250)	(12,773,250)
JPMorgan Chase & Co. 0.45% (R), dated 09/18/2015, to be repurchased at $(23,672,142) on 10/02/2015. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(23,907,516). (W)	(23,668,000)	(23,668,000)
JPMorgan Chase & Co. 0.50% (R), dated 09/28/2015, to be repurchased at $(20,677,010) on 10/05/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(20,302,123). (W)	(20,675,000)	(20,675,000)
Morgan Stanley (0.15)% (R), dated 09/14/2015, to be repurchased at $(20,813,476) on 10/09/2015. Collateralized by a Foreign Government Obligation, 0.75%, due 04/15/2018, and with a value of $(20,738,433).	EUR (18,628,649)	(20,815,644)
Royal Bank of Scotland 0.44% (R), dated 09/18/2015, to be repurchased at $(2,853,363) on 10/02/2015. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(2,909,213).	$ (2,852,875)	(2,852,875)
Royal Bank of Scotland 0.45% (R), dated 09/29/2015, to be repurchased at $(7,500,656) on 10/06/2015. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(7,523,827).	(7,500,000)	(7,500,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Scotland 0.60% (R), dated 09/28/2015, to be repurchased at $(849,057) on 10/02/2015. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $(853,059).

	$ (849,000)	$ (849,000)
Royal Bank of Scotland 0.75% (R), dated 09/25/2015, to be repurchased at $(3,805,305) on 10/02/2015. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(3,812,072).	(3,804,750)	(3,804,750)

Total Reverse Repurchase Agreements (Cost $162,431,855)		(162,222,138)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Received	Value
Call - AUD vs. USD (G)	BOA	AUD	0.73	11/03/2015	AUD	8,700,000	$(38,701)	$(21,147)
Call - AUD vs. USD (G)	HSBC	AUD	0.73	11/05/2015	AUD	22,200,000	(89,161)	(33,393)
Call - EUR vs. USD (G)	UBS	EUR	1.15	11/12/2015	EUR	18,600,000	(147,321)	(89,162)
Call - EUR vs. USD (G)	UBS	EUR	1.15	11/25/2015	EUR	18,600,000	(162,417)	(105,622)
Call - EUR vs. USD (G)	CITI	EUR	1.17	11/20/2015	EUR	22,200,000	(159,371)	(50,803)
Call - USD vs. BRL (G)	JPM	USD	4.50	02/12/2016	USD	14,900,000	(377,566)	(516,598)
Call - USD vs. BRL (G)	DUB	USD	4.55	03/17/2016	USD	8,200,000	(206,968)	(336,339)
Call - USD vs. INR (G)	JPM	USD	68.00	10/28/2015	USD	4,300,000	(30,100)	(5,177)
Call - USD vs. INR (G)	CITI	USD	68.10	10/29/2015	USD	3,800,000	(24,814)	(6,057)
Call - USD vs. INR (G)	JPM	USD	69.35	11/26/2015	USD	15,100,000	(147,225)	(32,541)
Call - USD vs. RUB	HSBC	USD	63.00	10/02/2015	USD	1,800,000	(28,395)	(73,978)
Put - USD vs. BRL (G) (I)	DUB	USD	3.90	10/29/2015	USD	9,600,000	(72,000)	(72,000)
Put - USD vs. JPY (G)	UBS	USD	116.30	10/23/2015	USD	9,100,000	(55,283)	(25,171)
Put - USD vs. MXN	JPM	USD	16.65	10/02/2015	USD	8,100,000	(73,305)	(4,828)
Put - USD vs. MXN (G)	HSBC	USD	16.85	10/09/2015	USD	8,000,000	(76,600)	(67,296)

Total							$(1,689,227)	$(1,440,112)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.50%	01/19/2016	USD	40,000,000	$(24,000)	$(6,180)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.52	01/19/2016	USD	20,100,000	(12,060)	(3,786)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.65	01/19/2016	USD	40,000,000	(44,000)	(20,957)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.66	01/19/2016	USD	20,100,000	(20,100)	(11,224)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10	01/30/2018	USD	20,200,000	(105,040)	(67,078)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	20,200,000	(182,810)	(165,814)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	1.10	01/29/2016	USD	10,200,000	(38,760)	(13,608)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	1.30	01/29/2016	USD	10,200,000	(59,160)	(39,111)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/12/2016	USD	98,700,000	(332,463)	(100,852)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/23/2016	USD	229,700,000	(717,779)	(251,436)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	55,100,000	(1,229,497)	(1,196,677)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,828)	(816,607)
Put - 7-Year (I)	DUB	3-Month USD-LIBOR	Pay	1.90	10/29/2015	USD	24,200,000	(64,372)	(64,372)
Put - 7-Year (I)	MSC	3-Month USD-LIBOR	Pay	2.00	11/30/2015	USD	24,600,000	(83,025)	(83,025)
Put - 7-Year	GSC	3-Month USD-LIBOR	Pay	2.16	12/14/2015	USD	33,600,000	(124,320)	(87,398)
Put - 7-Year	DUB	3-Month USD-LIBOR	Pay	2.20	12/11/2015	USD	24,000,000	(99,900)	(50,157)
Put - 10-Year (I)	MSC	3-Month USD-LIBOR	Pay	2.30	11/30/2015	USD	24,600,000	(118,080)	(118,080)

Total								$(4,131,194)	$(3,096,362)

CENTRALLY CLEARED SWAP AGREEMENTS: (X)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe - Series 24	1.00%	12/20/2020	EUR	65,600,000	$376,969	$748,690	$(371,721)
Markit iTraxx® Europe Crossover - Series 23	5.00	06/20/2020	EUR	1,200,000	65,800	91,226	(25,426)
Markit iTraxx® Europe Crossover - Series 24	5.00	12/20/2020	EUR	12,000,000	791,311	1,028,214	(236,903)
North American High Yield Index - Series 24	5.00	06/20/2020	USD	55,638,000	1,623,795	2,834,629	(1,210,834)
North American High Yield Index - Series 25	5.00	12/20/2020	USD	2,000,000	129	(3,610)	3,739
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	40,300,000	214,288	525,927	(311,639)
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	26,800,000	137,234	156,295	(19,061)

Total					$3,209,526	$5,381,371	$(2,171,845)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (X)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	4.06%	08/24/2016	MXN	2,505,700,000	$327,357	$257,070	$70,287
MXN TIIE Banxico	4.39	07/28/2017	MXN	232,800,000	28,040	—	28,040
MXN TIIE Banxico	5.01	10/10/2019	MXN	15,800,000	(3,951)	9,547	(13,498)
MXN TIIE Banxico	5.27	02/05/2020	MXN	882,200,000	81,062	(65,817)	146,879
MXN TIIE Banxico	5.38	01/07/2022	MXN	28,100,000	(37,192)	20,824	(58,016)
MXN TIIE Banxico	5.43	11/17/2021	MXN	1,070,300,000	(1,099,532)	(482,164)	(617,368)
MXN TIIE Banxico	5.48	09/23/2020	MXN	126,800,000	16,525	—	16,525
MXN TIIE Banxico	5.50	09/22/2020	MXN	166,400,000	30,283	—	30,283
MXN TIIE Banxico	5.50	09/02/2022	MXN	79,600,000	(115,618)	(147,866)	32,248
MXN TIIE Banxico	5.61	07/07/2021	MXN	110,000,000	(6,409)	(60,921)	54,512
MXN TIIE Banxico	5.62	06/02/2020	MXN	222,100,000	156,197	117,028	39,169
MXN TIIE Banxico	5.92	12/07/2021	MXN	52,000,000	28,006	—	28,006
MXN TIIE Banxico	5.94	07/13/2022	MXN	178,200,000	37,627	11,809	25,818
MXN TIIE Banxico	5.98	09/16/2022	MXN	90,200,000	17,591	—	17,591
MXN TIIE Banxico	6.00	06/07/2022	MXN	132,900,000	70,070	—	70,070
MXN TIIE Banxico	6.53	06/05/2025	MXN	278,000,000	257,886	189,232	68,654
MXN TIIE Banxico	6.96	07/27/2020	MXN	235,700,000	980,284	933,511	46,773

Total					$768,226	$782,253	$(14,027)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	12/16/2019	USD	22,700,000	$(619,919)	$(98,314)	$(521,605)
3-Month USD-LIBOR	2.25	12/16/2022	USD	72,900,000	(2,321,458)	641,085	(2,962,543)
3-Month USD-LIBOR	2.35	08/05/2025	USD	30,400,000	(1,042,396)	—	(1,042,396)
3-Month USD-LIBOR	2.50	12/16/2025	USD	30,700,000	(1,235,716)	352,753	(1,588,469)
3-Month USD-LIBOR	2.75	12/16/2045	USD	189,000,000	(7,557,409)	9,747,933	(17,305,342)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	35,000,000	(518,420)	(62,043)	(456,377)
6-Month GBP-LIBOR	1.50	03/16/2018	GBP	94,500,000	(1,155,039)	(577,967)	(577,072)
6-Month GBP-LIBOR	1.88	10/05/2017	GBP	14,700,000	(412,414)	(270,088)	(142,326)
1-Year OIS Federal Funds Rate	0.50	06/17/2016	USD	41,800,000	(115,438)	(27,295)	(88,143)
MXN TIIE Banxico	3.45	12/23/2015	MXN	5,018,400,000	(46,400)	—	(46,400)

Total					$(15,024,609)	$9,706,064	$(24,730,673)

OVER-THE-COUNTER SWAP AGREEMENTS: (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at September 30, 2015	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	MSC	1.00%	09/20/2016	105.51	USD	9,500,000	$(208,670)	$(40,639)	$(168,031)
Brazilian Government International Bond, 12.25%, 03/06/2030	HSBC	1.00	12/20/2019	239.06	USD	9,513,000	(1,393,922)	(350,571)	(1,043,351)
Brazilian Government International Bond, 4.25%, 01/07/2025	GSC	1.00	12/20/2020	473.92	USD	2,600,000	(443,993)	(444,715)	722
Brazilian Government International Bond, 4.25%, 01/07/2025	DUB	1.00	12/20/2020	473.92	USD	19,000,000	(3,466,187)	(3,487,770)	21,583
Brazilian Government International Bond, 4.25%, 01/07/2025	JPM	1.00	12/20/2020	473.92	USD	2,400,000	(405,282)	(405,949)	667

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (Y)

Reference Obligation (continued)	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at September 30, 2015	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Capital Corp., 5.63%, 09/15/2017	DUB	1.00%	12/20/2015	12.09	USD	10,000,000	$21,229	$113,059	$(91,830)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	12/20/2018	66.08	USD	15,700,000	187,647	129,401	58,246
Japanese Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	11.27	USD	5,200,000	46,619	32,845	13,774
MetLife, Inc., 4.75%, 02/08/2021 (G)	CITI	1.00	12/20/2020	97.86	USD	5,900,000	25,169	7,267	17,902
Mexico Government International Bond, 5.95%, 03/19/2019	HSBC	1.00	09/20/2019	111.8	USD	2,500,000	(54,798)	18,306	(73,104)
Mexico Government International Bond, 5.95%, 03/19/2019	GSC	1.00	12/20/2019	117.38	USD	2,600,000	(66,340)	16,833	(83,173)
Mexico Government International Bond, 5.95%, 03/19/2019	MSC	1.00	12/20/2019	117.38	USD	18,300,000	(466,930)	108,434	(575,364)
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	09/20/2020	172.95	USD	8,700,000	(316,565)	(233,338)	(83,227)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	09/20/2020	172.95	USD	2,500,000	(90,961)	(63,920)	(27,041)
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00	12/20/2020	177.35	USD	4,400,000	(175,908)	(159,734)	(16,174)
Mexico Government International Bond, 5.95%, 03/19/2019	BCLY	1.00	12/20/2020	177.35	USD	9,500,000	(231,415)	(335,913)	104,498
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	12/20/2018	99.39	USD	2,100,000	(23,322)	(3,228)	(20,094)
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	56.64	USD	6,900,000	8,904	8,631	273
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	414.83	USD	200,000	(67,427)	(33,175)	(34,252)
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	414.83	USD	100,000	(33,713)	(15,724)	(17,989)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCLY	1.00	12/20/2019	408.74	USD	2,600,000	(844,296)	(264,009)	(580,287)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	MSC	1.00	12/20/2019	408.74	USD	1,200,000	(389,675)	(92,760)	(296,915)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	408.74	USD	1,000,000	(324,729)	(77,941)	(246,788)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	408.74	USD	900,000	(292,257)	(81,232)	(211,025)
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	205.16	EUR	4,500,000	(105,126)	44,691	(149,817)

Total							$(9,111,948)	$(5,611,151)	$(3,500,797)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (T)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Z)	Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	MSC	0.46%	12/20/2015	USD 9,600,000	$7,800	$—	$7,800
Home Equity ABS Index - Series 6-2	BCLY	0.11	05/25/2046	USD 8,017,452	(1,482,320)	(1,631,075)	148,755

Total					$(1,474,520)	$(1,631,075)	$156,555

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	BNP	13.70%	01/04/2021	BRL	17,600,000	$(189,208)	$7,430	$(196,638)
BRL-CDI	BCLY	13.70	01/04/2021	BRL	37,600,000	(404,217)	6,091	(410,308)
BRL-CDI	DUB	14.90	01/02/2018	BRL	96,100,000	315,359	2,374	312,985
BRL-CDI	DUB	14.92	01/02/2018	BRL	36,100,000	116,145	—	116,145
BRL-CDI (G)	BNP	15.51	07/01/2016	BRL	72,000,000	(15,458)	(268)	(15,190)
BRL-CDI (G)	DUB	15.51	07/01/2016	BRL	160,600,000	34,479	(44,385)	78,864
BRL-CDI (G)	HSBC	15.51	07/01/2016	BRL	213,700,000	45,880	(25,829)	71,709
BRL-CDI (G)	HSBC	15.70	01/02/2017	BRL	187,500,000	(57,578)	(8,506)	(49,072)
BRL-CDI (G)	DUB	15.90	01/04/2021	BRL	2,400,000	1,796	(194)	1,990
BRL-CDI (G)	GSC	15.98	01/02/2017	BRL	124,600,000	114,004	(128,095)	242,099
BRL-CDI (G)	BCLY	15.98	01/02/2017	BRL	339,100,000	183,492	182,412	1,080

Total						$144,694	$(8,970)	$153,664

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI (G)	GSC	12.81%	01/04/2021	BRL	18,000,000	$(297,645)	$(1,004)	$(296,641)
BRL-CDI (G)	DUB	12.81	01/04/2021	BRL	19,700,000	(325,756)	(39,883)	(285,873)
BRL-CDI (G)	CITI	12.81	01/04/2021	BRL	17,600,000	(291,031)	(14,250)	(276,781)

Total						$(914,432)	$(55,137)	$(859,295)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(222)	06/13/2016	$—	$(203,020)
90-Day Eurodollar	Short	(1,651)	09/19/2016	—	(2,112,913)
90-Day Eurodollar	Short	(2,360)	12/19/2016	—	(3,446,838)
90-Day Eurodollar	Short	(234)	03/13/2017	—	(305,615)
90-Day Eurodollar	Short	(297)	12/18/2017	—	(496,622)
90-Day Eurodollar	Short	(999)	03/19/2018	—	(1,692,489)
90-Day Sterling	Short	(1,180)	03/15/2017	—	(838,359)
90-Day Sterling	Short	(413)	06/21/2017	—	(323,411)
5-Year U.S. Treasury Note	Long	2,525	12/31/2015	2,860,173	—
10-Year U.S. Treasury Note	Short	(1,158)	12/21/2015	—	(1,943,062)
Euro-BTP Italian Government Bond	Long	342	12/08/2015	1,150,987	—
German Euro BOBL	Long	69	12/08/2015	48,629	—
German Euro Bund	Short	(367)	12/08/2015	—	(1,136,110)
OTC Call Options Exercise Price EUR 156.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(114)	10/23/2015	—	(28,133)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS (continued):

Description (continued)	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
OTC Call Options Exercise Price EUR 165.50 on German Euro Bund Futures (Counterparty: GSC)	Long	141	11/20/2015	$—	$(134)
OTC Call Options Exercise Price EUR 167.00 on German Euro Bund Futures (Counterparty: GSC)	Long	159	11/20/2015	—	(151)
OTC Put Options Exercise Price EUR 110.80 on German Euro Bund Futures (Counterparty: GSC)	Long	300	11/20/2015	—	(285)
OTC Put Options Exercise Price EUR 154.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(132)	10/23/2015	8,233	—
OTC Put Options Exercise Price EUR 154.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(132)	10/23/2015	10,356	—
U.K. Gilt	Short	(49)	12/29/2015	—	(67,918)
U.S. Treasury Bond	Short	(394)	12/21/2015	—	(1,077,255)

Total				$4,078,378	$(13,672,315)

FORWARD FOREIGN CURRENCY CONTRACTS: (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	10/02/2015	BRL	9,500,000	USD	2,391,200	$3,203	$—
BCLY	10/02/2015	USD	3,362,832	BRL	9,500,000	968,429	—
BCLY	10/07/2015	USD	4,294,647	RUB	279,957,330	18,564	—
BCLY	10/08/2015	THB	8,419,320	USD	234,000	—	(2,100)
BCLY	10/09/2015	SGD	7,772,000	USD	5,517,126	—	(57,143)
BCLY	10/20/2015	PHP	14,119,800	USD	303,000	—	(1,326)
BCLY	10/20/2015	TWD	61,052,080	USD	1,882,000	—	(27,772)
BCLY	11/16/2015	USD	2,566,000	CNY	16,845,790	—	(74,152)
BCLY	12/18/2015	MXN	222,678,000	USD	13,030,878	57,849	—
BCLY	06/27/2016	USD	10,605,761	EUR	7,713,000	1,936,178	—
BCLY	07/05/2016	USD	7,807,588	BRL	29,800,000	909,368	—
BNP	10/02/2015	BRL	20,030,591	USD	5,040,487	8,072	—
BNP	10/02/2015	USD	4,970,000	BRL	20,030,591	—	(78,559)
BNP	10/05/2015	USD	25,304,608	JPY	3,120,000,000	—	(704,371)
BNP	10/07/2015	RUB	30,590,055	USD	459,000	8,234	—
BNP	11/04/2015	USD	5,440,000	BRL	22,056,480	—	(56,495)
BNP	11/16/2015	USD	17,159,222	JPY	2,130,000,000	—	(605,999)
BNP	01/05/2016	USD	7,380,074	BRL	19,000,000	2,744,721	—
BNP	09/14/2016	USD	6,251,000	CNY	41,128,455	—	(101,899)
BNP	01/03/2018	USD	86,783	BRL	296,710	27,200	—
BOA	10/02/2015	BRL	8,358,336	USD	2,103,838	2,818	—
BOA	10/02/2015	GBP	16,597,000	USD	25,232,432	—	(125,614)
BOA	10/02/2015	USD	2,073,000	BRL	8,358,336	—	(33,655)
BOA	10/07/2015	RUB	187,978,075	USD	2,841,694	29,493	—
BOA	10/20/2015	INR	652,333,440	USD	10,127,829	—	(227,553)
BOA	10/20/2015	KRW	11,236,110,200	USD	9,463,342	8,477	—
BOA	10/20/2015	PHP	79,839,680	USD	1,699,259	6,539	—
BOA	10/20/2015	THB	194,787,040	USD	5,357,179	5,539	—
BOA	11/03/2015	USD	25,228,569	GBP	16,597,000	125,532	—
BOA	11/18/2015	USD	2,803,969	RUB	187,978,075	—	(29,639)
BOA	11/30/2015	ILS	14,532,518	USD	3,697,169	11,950	(1,759)
BOA	12/18/2015	MXN	1,788,000	USD	103,839	1,258	—
BOA	06/13/2016	EUR	1,201,000	USD	1,622,011	—	(272,543)
BOA	06/13/2016	USD	41,475,604	EUR	30,325,000	7,401,827	—
BOA	06/27/2016	USD	9,596,463	EUR	6,970,000	1,762,029	—
CITI	10/02/2015	BRL	12,368,573	USD	2,993,000	124,405	—
CITI	10/02/2015	EUR	19,103,000	USD	21,657,239	—	(310,955)
CITI	10/02/2015	USD	3,845,127	BRL	12,368,573	729,464	(1,743)
CITI	10/02/2015	USD	11,520,987	EUR	10,316,000	—	(6,432)
CITI	10/02/2015	USD	1,869,992	GBP	1,185,000	77,404	—
CITI	10/09/2015	SGD	5,781,000	USD	4,057,269	3,997	—
CITI	10/15/2015	USD	45,825,178	ILS	172,898,398	1,747,025	—
CITI	10/20/2015	KRW	1,985,230,403	USD	1,689,170	—	(15,660)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T)

Counterparty (continued)	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/20/2015	MYR	5,274,410	USD	1,245,000	$—	$(46,834)
CITI	10/20/2015	USD	7,257,728	KRW	8,600,723,119	24,106	(16,618)
CITI	10/20/2015	USD	4,483,000	PHP	209,400,930	9,089	—
CITI	10/20/2015	USD	3,121,000	THB	111,232,440	58,639	—
CITI	10/26/2015	USD	25,800,000	JPY	3,089,782,200	36,099	—
CITI	11/12/2015	AUD	12,434,000	USD	8,858,898	—	(151,620)
CITI	11/12/2015	USD	9,471,960	AUD	13,402,000	86,811	—
CITI	11/12/2015	USD	42,096,612	JPY	5,057,200,000	4,635	(85,433)
CITI	11/18/2015	INR	779,182,963	USD	11,978,216	—	(214,567)
CITI	11/30/2015	ILS	22,057,000	USD	5,632,102	—	(5,187)
CITI	12/04/2015	TWD	33,230,500	USD	1,025,000	—	(15,462)
CITI	01/29/2016	USD	2,802,011	CNY	18,391,840	—	(66,372)
CITI	04/01/2016	USD	10,062,836	BRL	33,477,044	2,113,245	—
CITI	04/04/2016	USD	29,611,152	BRL	100,900,000	5,670,918	—
DUB	10/02/2015	BRL	185,079,294	USD	45,445,294	1,202,544	—
DUB	10/02/2015	USD	47,143,090	BRL	185,079,294	596,744	(101,491)
DUB	10/08/2015	USD	544,665	TWD	17,890,600	1,322	—
DUB	10/15/2015	ILS	172,898,398	USD	43,938,602	139,552	—
DUB	10/20/2015	TWD	17,890,600	USD	544,615	—	(1,255)
DUB	10/20/2015	USD	1,546,129	MYR	6,305,493	113,737	—
DUB	10/20/2015	USD	1,453,702	THB	52,333,280	12,905	—
DUB	11/03/2015	EUR	15,719,000	USD	17,584,107	—	(10,664)
DUB	11/04/2015	BRL	84,630,776	USD	21,075,258	77,154	(62,346)
DUB	11/04/2015	USD	32,439,221	BRL	132,060,904	—	(470,474)
DUB	11/12/2015	USD	278,360	CHF	273,000	—	(2,164)
DUB	11/18/2015	USD	2,937,788	INR	194,936,946	—	(5,256)
DUB	11/30/2015	USD	2,776,740	ILS	10,526,344	91,387	—
DUB	12/17/2015	USD	43,979,955	ILS	172,898,398	—	(143,036)
DUB	12/18/2015	USD	25,733,262	MXN	437,426,177	77,342	(55,430)
DUB	02/01/2016	USD	1,211,130	EUR	900,000	203,057	—
DUB	06/13/2016	EUR	3,871,000	USD	5,232,044	—	(882,510)
DUB	06/13/2016	USD	14,996,848	EUR	10,953,000	2,689,837	—
DUB	10/04/2016	USD	28,886,121	BRL	115,797,871	2,632,248	—
GSC	10/02/2015	BRL	25,496,341	USD	6,556,694	101,303	(231,838)
GSC	10/02/2015	EUR	31,186,000	USD	35,193,710	6,692	(352,199)
GSC	10/02/2015	USD	6,598,521	BRL	25,496,341	176,644	(4,283)
GSC	10/02/2015	USD	164,927,910	EUR	145,985,000	1,799,743	—
GSC	10/08/2015	THB	16,357,250	USD	455,000	—	(4,460)
GSC	10/08/2015	USD	682,362	THB	24,776,570	—	(77)
GSC	10/20/2015	KRW	1,818,271,000	USD	1,537,000	—	(4,233)
GSC	10/20/2015	THB	26,350,220	USD	724,901	705	(153)
GSC	10/20/2015	TWD	99,477,900	USD	3,049,598	—	(28,330)
GSC	10/20/2015	USD	3,255,230	KRW	3,909,531,500	—	(40,428)
GSC	10/20/2015	USD	1,539,529	MYR	6,687,716	20,309	—
GSC	10/20/2015	USD	4,364,190	TWD	140,330,520	102,176	—
GSC	11/03/2015	USD	9,548,742	EUR	8,518,000	25,835	—
GSC	11/12/2015	AUD	20,625,000	USD	14,697,486	—	(254,217)
GSC	11/12/2015	JPY	8,412,000,000	USD	69,576,365	580,315	—
GSC	11/12/2015	USD	13,993,140	AUD	19,532,000	315,275	—
GSC	11/12/2015	USD	37,760,481	JPY	4,617,800,000	—	(752,301)
GSC	12/18/2015	USD	5,559,000	MXN	92,745,800	107,521	—
GSC	05/26/2016	USD	4,922,083	MXN	80,540,039	250,167	—
HSBC	10/02/2015	BRL	5,830,000	USD	1,625,495	—	(156,087)
HSBC	10/02/2015	JPY	12,132,672,000	USD	101,146,902	—	(9,636)
HSBC	10/02/2015	USD	1,467,442	BRL	5,830,000	—	(1,966)
HSBC	10/08/2015	TWD	15,481,900	USD	476,000	—	(5,810)
HSBC	10/20/2015	USD	3,188,164	MYR	13,319,449	162,440	—
HSBC	11/04/2015	USD	101,189,925	JPY	12,132,672,000	12,475	—
HSBC	11/16/2015	CNY	35,009,220	USD	5,388,856	97,955	—

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T)

Counterparty (continued)	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	12/18/2015	MXN	3,187,000	USD	185,862	$1,465	$—
HSBC	12/18/2015	USD	33,847,182	MXN	570,756,669	298,835	—
HSBC	10/11/2016	USD	7,579,000	CNY	49,740,977	—	(95,312)
JPM	10/02/2015	BRL	59,504,618	USD	15,363,110	34,908	(400,329)
JPM	10/02/2015	EUR	37,956,000	USD	42,741,454	—	(328,241)
JPM	10/02/2015	USD	16,528,372	BRL	59,504,618	1,530,682	—
JPM	10/02/2015	USD	24,225,635	EUR	21,375,000	363,961	(23,414)
JPM	10/07/2015	RUB	61,389,200	USD	919,000	18,662	—
JPM	10/09/2015	USD	4,334,095	SGD	6,066,000	72,612	—
JPM	10/20/2015	MYR	9,479,250	USD	2,193,255	—	(39,893)
JPM	10/20/2015	THB	45,349,180	USD	1,259,000	—	(10,483)
JPM	10/20/2015	USD	1,797,000	INR	118,763,730	—	(5,443)
JPM	10/20/2015	USD	6,809,042	KRW	8,008,931,100	57,671	—
JPM	11/03/2015	EUR	6,630,000	USD	7,438,035	—	(25,864)
JPM	11/03/2015	USD	7,114,863	EUR	6,367,000	—	(3,281)
JPM	11/12/2015	USD	790,687	JPY	95,800,000	—	(8,292)
JPM	11/18/2015	USD	12,455,486	INR	810,167,063	224,056	—
JPM	11/30/2015	ILS	44,144,301	USD	11,401,849	—	(140,289)
JPM	12/04/2015	TWD	24,369,950	USD	751,000	—	(10,644)
JPM	12/18/2015	MXN	67,094,188	USD	3,892,000	51,710	—
JPM	12/18/2015	USD	2,488,000	MXN	42,895,608	—	(33,349)
JPM	01/05/2016	USD	55,174,792	BRL	161,800,000	15,701,107	—
JPM	02/17/2016	USD	2,882,000	BRL	11,715,330	62,507	—
JPM	07/05/2016	USD	38,680,466	BRL	149,500,000	4,073,628	—
JPM	10/04/2016	USD	15,578,465	BRL	61,200,000	1,703,106	—
JPM	01/03/2018	BRL	296,710	USD	86,190	—	(26,607)
NGFP	10/20/2015	THB	81,362,640	USD	2,256,000	—	(15,990)
NGFP	10/20/2015	USD	1,822,000	KRW	2,122,630,000	32,665	—
NGFP	10/20/2015	USD	562,000	TWD	18,236,900	8,122	—
NGFP	12/18/2015	USD	1,270,000	MXN	21,787,104	—	(10,618)
RBS	12/18/2015	MXN	42,839,628	USD	2,488,000	30,058	—
RBS	12/18/2015	USD	3,500,000	MXN	59,701,250	—	(9,163)
SCB	10/02/2015	USD	23,930,995	GBP	15,412,000	616,765	—
SCB	10/05/2015	PHP	20,879,400	USD	445,000	1,560	—
SCB	10/08/2015	TWD	2,408,700	USD	74,000	—	(847)
SCB	10/09/2015	USD	4,028,000	SGD	5,664,174	48,807	—
SCB	10/20/2015	MYR	33,903,403	USD	8,002,692	—	(300,995)
SCB	10/20/2015	USD	3,026,000	INR	194,980,310	66,840	—
SCB	10/20/2015	USD	1,081,000	KRW	1,295,848,750	—	(11,375)
SCB	10/20/2015	USD	3,537,000	MYR	13,893,336	380,908	—
SCB	10/20/2015	USD	3,983,000	THB	143,704,860	26,635	—
SCB	10/20/2015	USD	3,917,000	TWD	126,401,590	78,025	—
SCB	11/16/2015	CNY	11,632,436	USD	1,789,000	34,090	—
SCB	11/16/2015	USD	4,497,144	CNY	29,231,439	—	(84,145)
SCB	11/18/2015	USD	793,822	INR	51,737,350	12,722	—
SCB	01/29/2016	CNY	19,449,496	USD	2,962,740	70,595	—
SCB	09/14/2016	USD	2,936,000	CNY	19,305,668	—	(46,046)
SCB	09/26/2016	USD	18,391,000	CNY	121,454,164	—	(360,994)
SCB	10/11/2016	USD	3,654,000	CNY	23,891,679	—	(32,140)
UBS	10/02/2015	EUR	89,431,000	USD	100,046,460	—	(113,487)
UBS	10/02/2015	USD	100,970,468	JPY	12,132,672,000	—	(166,798)
UBS	10/05/2015	PHP	21,339,500	USD	455,000	1,401	—
UBS	10/05/2015	USD	902,113	PHP	42,218,900	—	(848)
UBS	10/09/2015	USD	1,301,165	SGD	1,831,000	14,852	—
UBS	10/20/2015	USD	3,070,143	MYR	12,618,288	203,699	—
UBS	10/20/2015	USD	4,738,579	THB	169,404,200	74,680	—
UBS	11/03/2015	USD	100,093,411	EUR	89,431,000	111,828	—
UBS	11/04/2015	USD	4,470,000	BRL	17,790,600	36,567	—
UBS	11/12/2015	JPY	1,431,300,000	USD	11,923,496	13,649	—

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T)

Counterparty (continued)	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	11/12/2015	USD	7,633,385	JPY	913,300,000	$20,201	$(3,803)
UBS	12/18/2015	MXN	73,229,378	USD	4,321,231	—	(16,903)
UBS	12/18/2015	USD	1,683,000	MXN	28,929,087	—	(17,415)
UBS	01/05/2016	USD	8,106,543	BRL	21,000,000	2,983,259	—
UBS	01/21/2016	PHP	42,218,900	USD	895,037	2,011	—

Total						$67,385,350	$(9,261,114)

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$221,596,481	$—	$221,596,481
Corporate Debt Securities	—	728,282,756	—	728,282,756
Foreign Government Obligations	—	259,543,326	—	259,543,326
Loan Assignments	—	6,504,010	—	6,504,010
Mortgage-Backed Securities	—	200,534,027	—	200,534,027
Municipal Government Obligations	—	92,852,681	—	92,852,681
U.S. Government Agency Obligations	—	1,184,962,941	—	1,184,962,941
U.S. Government Obligations	—	955,499,479	—	955,499,479
Convertible Preferred Stock	2,452,800	—	—	2,452,800
Commercial Paper	—	42,137,179	—	42,137,179
Short-Term Foreign Government Obligations	—	74,324,212	—	74,324,212
Short-Term U.S. Government Obligations	—	2,262,059	—	2,262,059
Exchange-Traded Options Purchased	19,611	—	—	19,611
Over-the-Counter Options Purchased	—	5,859	—	5,859
Over-the-Counter Interest Rate Swaptions Purchased	—	3,208,586	—	3,208,586
Securities Lending Collateral	42,707,555	—	—	42,707,555
Repurchase Agreement	—	5,063,398	—	5,063,398

Total Investments	$45,179,966	$3,776,776,994	$—	$3,821,956,960

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$3,209,526	$—	$3,209,526
Centrally Cleared Interest Rate Swap Agreements	—	2,030,928	—	2,030,928
Over-the-Counter Credit Default Swap Agreements	—	297,368	—	297,368
Over-the-Counter Interest Rate Swap Agreements	—	811,155	—	811,155
Futures Contracts (AD)	4,059,789	18,589	—	4,078,378
Forward Foreign Currency Contracts (AD)	—	67,385,350	—	67,385,350

Total Other Financial Instruments	$4,059,789	$73,752,916	$—	$77,812,705

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(162,222,138)	$—	$(162,222,138)
Over-the-Counter Foreign Exchange Options Written	—	(1,440,112)	—	(1,440,112)
Over-the-Counter Interest Rate Swaptions Written	—	(3,096,362)	—	(3,096,362)
Centrally Cleared Interest Rate Swap Agreements	—	(16,287,311)	—	(16,287,311)
Over-the-Counter Credit Default Swap Agreements	—	(10,883,836)	—	(10,883,836)
Over-the-Counter Interest Rate Swap Agreements	—	(1,580,893)	—	(1,580,893)
Futures Contracts (AD)	(13,672,315)	—	—	(13,672,315)
Forward Foreign Currency Contracts (AD)	—	(9,261,114)	—	(9,261,114)

Total Other Financial Instruments	$(13,672,315)	$(204,771,766)	$—	$(218,444,081)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $277,884,435, representing 11.0% of the Portfolio’s net assets.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $155,174,528, representing 6.1% of the Portfolio’s net assets.

(D)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)

All or a portion of the security is on loan. The total value of all securities on loan is $41,839,389. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)

Illiquid security and/or derivative. Total aggregate value of illiquid securities is $32,638,996, representing 1.3% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $1,270,491, representing 0.1% of the Portfolio’s net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,047,925, representing less than 0.1% of the Portfolio’s net assets, and total aggregate fair value of derivatives is $(331,618), representing less than (0.1)% of the Portfolio’s net assets.

(J)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(K)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(L)	Securities with an aggregate market value of $1,083,217 have been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Cash in the amount of $4,685,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(N)	Security is subject to sale-buyback transactions.
(O)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $2,406,329.

(P)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $27,932,981.

(Q)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $9,372,382.

(R)	Rate disclosed reflects the yield at September 30, 2015.
(S)	Percentage rounds to less than 0.01% or (0.01)%.
(T)	Cash in the amount of $61,816,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(U)

Aggregate cost for federal income tax purposes is $3,883,291,910. Aggregate gross unrealized appreciation and depreciation for all securities is $41,822,483 and $103,157,433, respectively. Net unrealized depreciation for tax purposes is $61,334,950.

(V)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(W)	Cash in the amount of $1,340,000 has been segregated by the broker as collateral for open reverse repurchase agreements.
(X)	Cash in the amount of $2,334,000 has been segregated by the broker as collateral for centrally cleared swap agreements.
(Y)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Z)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(AA)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AB)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(AC)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AD)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2015 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
Banxico	Banco de México
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Indexed Swap
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.7%
American Express Credit Account Master Trust
Series 2013-1, Class A
0.63%, 02/16/2021 (A)	$ 1,050,000	$ 1,051,812
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 09/15/2021	220,000	220,396

Total Asset-Backed Securities (Cost $1,273,457)		1,272,208

CORPORATE DEBT SECURITIES - 20.8%
Automobiles - 0.1%
American Honda Finance Corp. Series MTN
0.78%, 09/20/2017	150,000	150,002

Banks - 4.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.36%, 09/14/2018	400,000	400,931
BNP Paribas SA Series MTN
0.77%, 05/07/2017 (A) (B)	1,200,000	1,195,867
BPCE SA
4.63%, 07/11/2024 (C)	900,000	877,468
Corestates Capital II
0.94%, 01/15/2027 (A) (C)	219,000	187,574
Eksportfinans ASA Series MTN
5.50%, 06/26/2017	700,000	736,575
Fifth Third Bancorp
0.77%, 12/20/2016 (A)	1,219,000	1,211,458
Goldman Sachs Capital II
4.00%, 11/02/2015 (A) (D)	1,000,000	722,500
Goldman Sachs Capital III
4.00%, 11/02/2015 (A) (D)	500,000	360,000
HSBC Holdings PLC
5.63%, 01/17/2020 (A) (B) (D)	420,000	404,250
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	500,000	493,399
Series MTN
3.13%, 01/15/2016	100,000	100,541
MUFG Capital Finance 1, Ltd.
6.35%, 07/29/2049	110,000	112,475
Societe Generale SA
8.00%, 09/29/2025 (A) (B) (C) (D)	200,000	197,000
Standard Chartered PLC
6.41%, 01/30/2017 (A) (C) (D)	500,000	503,750
SunTrust Capital III
0.99%, 03/15/2028 (A)	215,000	182,750
Zions Bancorporation
5.65%, 11/15/2023 (A)	600,000	621,000

		8,307,538

Capital Markets - 1.6%
Goldman Sachs Group, Inc.
1.45%, 04/23/2020 (A)	425,000	426,105
5.38%, 05/10/2020 (A) (D)	315,000	307,715
Morgan Stanley Series MTN
0.74%, 10/18/2016 (A)	250,000	249,507

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group Funding Jersey, Ltd.
2.95%, 09/24/2020	$ 400,000	$ 400,762
UBS Preferred Funding Trust V
6.24%, 05/15/2016 (A) (B) (D)	1,610,000	1,633,828

		3,017,917

Chemicals - 0.1%
RPM International, Inc.
5.25%, 06/01/2045	214,000	203,688

Communications Equipment - 0.1%
Harris Corp.
5.05%, 04/27/2045 (B)	115,000	110,997

Diversified Financial Services - 5.5%
Bank of America Corp. Series MTN
1.22%, 11/19/2024 (A)	5,000,000	4,881,250
Citigroup, Inc. Series MTN
0.23%, 03/27/2025 (A)	1,000,000	912,910
2.67%, 03/30/2020 (A)	2,000,000	2,059,580
Hartford Life Institutional Funding Series MTN
2.47%, 05/08/2018 (A) (C)	2,000,000	2,020,160
JPMorgan Chase & Co.
1.80%, 01/25/2018 (B)	100,000	100,085
JPMorgan Chase Bank NA
0.67%, 06/13/2016 (A)	250,000	249,465
JPMorgan Chase Capital XIII
1.28%, 09/30/2034 (A)	430,000	362,275

		10,585,725

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.75%, 05/15/2046	172,000	157,603

Electric Utilities - 0.2%
Electricite de France SA
0.75%, 01/20/2017 (A) (B) (C)	300,000	299,859
1.15%, 01/20/2017 (B) (C)	100,000	100,013

		399,872

Insurance - 5.1%
Allstate Life Global Funding Trusts Series MTN
0.19%, 11/25/2016 (A)	4,559,000	4,468,276
Chubb Corp.
6.38%, 03/29/2067 (A) (B)	1,000,000	986,250
Pacific Life Global Funding
2.30%, 02/06/2016 (A) (C)	950,000	946,675
Swiss Re Capital I, LP
6.85%, 05/25/2016 (A) (B) (C) (D)	1,000,000	1,013,750
XLIT, Ltd.
5.50%, 03/31/2045	65,000	61,178
6.50%, 04/15/2017 (A) (D)	500,000	397,000
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (C)	2,000,000	2,020,000

		9,893,129

Metals & Mining - 2.0%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	1,224,000	1,101,600
Anglo American Capital PLC
2.63%, 09/27/2017 (B) (C)	200,000	187,065

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
2.30%, 11/14/2017 (B)	$ 1,087,000	$ 981,017
Glencore Funding LLC
1.35%, 04/16/2018 (A) (C)	450,000	388,758
Goldcorp, Inc.
3.63%, 06/09/2021	570,000	549,217
5.45%, 06/09/2044	500,000	462,811
Kinross Gold Corp.
5.95%, 03/15/2024	105,000	85,327
Teck Resources, Ltd.
2.50%, 02/01/2018	221,000	178,872

		3,934,667

Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	80,000	88,011
Energy Transfer Partners, LP
2.50%, 06/15/2018	107,000	106,525
Kinder Morgan, Inc.
2.00%, 12/01/2017	680,000	675,074
Marathon Oil Corp.
2.70%, 06/01/2020	214,000	207,375

		1,076,985

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.60%, 03/01/2025 (C)	157,000	156,862

Pharmaceuticals - 0.3%
Actavis Funding SCS
1.20%, 09/01/2016 (A)	419,000	418,362
1.42%, 03/12/2018 (A) (B)	172,000	171,363

		589,725

Real Estate Investment Trusts - 0.2%
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	58,000	58,692
Ocwen Master Advance Receivables Trust
5.25%, 01/15/2026 (B)	49,000	49,810
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027 (C)	160,000	152,274
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (C) (E)	220,000	222,115

		482,891

Real Estate Management & Development - 0.1%
Vonovia Finance BV
3.20%, 10/02/2017 (F)	200,000	204,585

Specialty Retail - 0.1%
Home Depot, Inc.
0.71%, 09/15/2017	150,000	150,233

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.00%, 10/05/2017	440,000	440,000
3.60%, 10/15/2020 (E)	396,000	395,889

		835,889

Total Corporate Debt Securities (Cost $41,629,108)		40,258,308

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 17.4%
Australia Government Bond
1.00%, 11/21/2018 (F)	AUD 3,300,000	$ 2,459,671
Canadian Government Bond
1.50%, 12/01/2044	CAD 1,101,180	1,003,794
4.25%, 12/01/2021	7,508,123	7,225,577
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016 (F)	EUR 2,319,240	2,594,628
France Government Bond OAT
0.10%, 03/01/2025 (F)	1,803,114	2,080,207
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021 (F)	3,459,168	4,259,144
Japanese Government CPI-Linked Bond
0.10%, 03/10/2024	JPY 257,000,000	2,263,974
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 16,928,437	1,132,109
Slovenia Government International Bond
4.13%, 02/18/2019 (F)	$ 400,000	422,000
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (F)	EUR 1,498,665	1,707,597
1.80%, 11/30/2024 (F)	599,466	718,487
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2029 (F)	GBP 3,470,302	5,660,657
1.25%, 11/22/2017 (F)	1,334,930	2,134,117

Total Foreign Government Obligations (Cost $36,343,745)		33,661,962

MORTGAGE-BACKED SECURITY - 0.8%
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class C
1.61%, 06/15/2033 (A) (C)	$ 1,550,000	1,538,448

Total Mortgage-Backed Security (Cost $1,554,359)		1,538,448

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.84%, 04/25/2024	2,500,000	2,479,875
1.84%, 08/25/2024 (A)	279,828	280,770
2.39%, 02/25/2024 - 03/25/2025 (A)	1,750,000	1,755,388
Federal National Mortgage Association Connecticut Avenue Securities
1.79%, 01/25/2024 (A)	355,385	356,635
2.19%, 10/25/2023 (A)	338,446	341,567

Total U.S. Government Agency Obligations (Cost $5,221,240)		5,214,235

U.S. GOVERNMENT OBLIGATIONS - 54.3%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	2,595,075	2,185,946
0.75%, 02/15/2042 - 02/15/2045	5,376,491	4,677,250
1.38%, 02/15/2044	2,210,816	2,243,143
1.75%, 01/15/2028	113,918	125,919
2.00%, 01/15/2026	2,404,840	2,697,930
2.13%, 02/15/2040	883,328	1,041,269
2.38%, 01/15/2025 - 01/15/2027	18,016,072	20,951,107
2.50%, 01/15/2029	555,785	666,746
3.63%, 04/15/2028	1,032,878	1,368,805
3.88%, 04/15/2029	3,048,612	4,202,957
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	29,923,844	29,446,488

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note (continued)
0.25%, 01/15/2025	$ 251,900	$ 241,440
0.38%, 07/15/2025	201,274	196,061
0.63%, 07/15/2021	9,794,640	9,931,990
1.13%, 01/15/2021	5,313,024	5,521,119
1.25%, 07/15/2020	9,246,920	9,707,583
1.38%, 01/15/2020	4,304,118	4,516,298
2.00%, 01/15/2016	5,350,769	5,335,862
2.63%, 07/15/2017	115,149	120,619

Total U.S. Government Obligations (Cost $106,652,887)		105,178,532

	Shares	Value
PREFERRED STOCKS - 1.7%
Banks - 0.7%
HSBC USA, Inc.
Series F, 3.50% (A)	40,000	859,200
US Bancorp
Series A, 3.50% (A) (B)	500	387,500

		1,246,700

Consumer Finance - 0.9%
Navient Corp.
2.12% (A) (B)	79,026	1,808,115

Insurance - 0.1%
Prudential Financial, Inc.
2.52% (A)	8,353	212,166

Total Preferred Stocks (Cost $3,479,634)		3,266,981

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (G)
U.S. Treasury Bill
0.01%, 11/27/2015 (H) (I)	$ 15,000	15,000
0.02%, 11/27/2015 (H) (I)	22,000	21,999
0.06%, 10/01/2015 (H) (I)	8,000	8,000

Total Short-Term U.S. Government Obligations (Cost $44,999)		44,999

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (H)	3,969,557	3,969,557

Total Securities Lending Collateral (Cost $3,969,557)		3,969,557

Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.01% (H), dated 09/30/2015, to be repurchased at $3,184,720 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2021, and with a value of $3,252,038.

$ 3,184,719	$ 3,184,719

Total Repurchase Agreement (Cost $3,184,719)	3,184,719

Total Investments (Cost $203,353,705) (J)	197,589,949
Net Other Assets (Liabilities) - (2.0)%	(3,788,546)

Net Assets - 100.0%	$ 193,801,403

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(32)	12/21/2015	$—	$(42,594)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	10/15/2015	USD	619,569	CAD	800,000	$20,144	$—
GSC	10/30/2015	USD	309,340	CAD	400,000	9,649	—
GSC	11/05/2015	USD	303,652	CAD	400,000	3,968	—
GSC	11/18/2015	USD	2,620,697	EUR	2,355,209	—	(13,014)
GSC	12/02/2015	USD	1,348,916	EUR	1,196,800	10,265	—
GSC	12/09/2015	USD	1,194,264	EUR	1,068,623	—	(1,225)
GSC	12/18/2015	USD	2,359,981	JPY	272,754,774	82,998	—
JPM	12/15/2015	USD	2,692,841	EUR	2,378,206	31,903	—
JPM	12/16/2015	USD	2,736,034	EUR	2,437,935	8,198	—

Total						$167,125	$(14,239)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$1,272,208	$—	$1,272,208
Corporate Debt Securities	—	40,258,308	—	40,258,308
Foreign Government Obligations	—	33,661,962	—	33,661,962
Mortgage-Backed Security	—	1,538,448	—	1,538,448
U.S. Government Agency Obligations	—	5,214,235	—	5,214,235
U.S. Government Obligations	—	105,178,532	—	105,178,532
Preferred Stocks	3,266,981	—	—	3,266,981
Short-Term U.S. Government Obligations	—	44,999	—	44,999
Securities Lending Collateral	3,969,557	—	—	3,969,557
Repurchase Agreement	—	3,184,719	—	3,184,719

Total Investments	$7,236,538	$190,353,411	$—	$197,589,949

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$167,125	$—	$167,125

Total Other Financial Instruments	$—	$167,125	$—	$167,125

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(42,594)	$—	$—	$(42,594)
Forward Foreign Currency Contracts (L)	—	(14,239)	—	(14,239)

Total Other Financial Instruments	$(42,594)	$(14,239)	$—	$(56,833)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $3,887,628. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $11,305,170, representing 5.8% of the Portfolio’s net assets.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $22,241,093, representing 11.5% of the Portfolio’s net assets.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at September 30, 2015.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $44,996.

(J)

Aggregate cost for federal income tax purposes is $203,353,705. Aggregate gross unrealized appreciation and depreciation for all securities is $280,108 and $6,043,864, respectively. Net unrealized depreciation for tax purposes is $5,763,756.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.4%
SSgA Money Market Fund	7,302,531	$ 7,302,531
SSgA Prime Money Market Fund	7,302,532	7,302,532
State Street Institutional Liquid Reserves Fund	7,302,531	7,302,531
State Street Institutional U.S. Government Money Market Fund	7,302,632	7,302,632

Total Short-Term Investment Companies (Cost $29,210,226)		29,210,226

	Principal	Value
REPURCHASE AGREEMENT - 18.1%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2015, to be repurchased at $7,302,533 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $7,452,050.	$ 7,302,531	7,302,531

Total Repurchase Agreement (Cost $7,302,531)		7,302,531

Total Investments (Cost $36,512,757) (B)		36,512,757
Net Other Assets (Liabilities) - 9.5%		3,830,214

Net Assets - 100.0%		$ 40,342,971

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FUTURES CONTRACTS: (C)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(829)	12/18/2015	$774,037	$—

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Short-Term Investment Companies	$29,210,226	$—	$—	$29,210,226
Repurchase Agreement	—	7,302,531	—	7,302,531

Total Investments	$29,210,226	$7,302,531	$—	$36,512,757

Other Financial Instruments
Futures Contracts (E)	$774,037	$—	$—	$774,037

Total Other Financial Instruments	$774,037	$—	$—	$774,037

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2015.
(B)	Aggregate cost for federal income tax purposes is $36,512,757.
(C)	Cash in the amount of $1,781,558 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Conservative VP

(formerly, Transamerica Aegon Active Asset Allocation - Conservative VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 85.6%
Capital Markets - 84.5%
iShares Core S&P 500 ETF (A)	71,460	$ 13,771,057
iShares Core U.S. Aggregate Bond ETF	599,292	65,670,417
iShares MSCI EAFE Minimum Volatility ETF (A)	167,031	10,421,064
iShares MSCI USA Minimum Volatility ETF (A)	196,088	7,763,124
iShares Russell 1000 ETF (A)	384,065	41,114,158
iShares TIPS Bond ETF (A)	41,965	4,645,106
SPDR Barclays Convertible Securities ETF (A)	322,907	14,440,401
Vanguard FTSE All-World ex-US ETF	322,303	13,739,777
Vanguard Total Bond Market ETF (A)	2,407,721	197,264,581
Vanguard Total International Bond ETF	386,017	20,431,880
Vanguard Total International Stock ETF	103,871	4,603,563

		393,865,128

Growth - Small Cap - 0.5%
Vanguard Small-Cap Growth ETF	21,957	2,586,096

Value - Small Cap - 0.6%
Vanguard Small-Cap Value ETF (A)	27,273	2,641,390

Total Exchange-Traded Funds (Cost $408,705,800)		399,092,614

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	43,774,556	43,774,556

Total Securities Lending Collateral (Cost $43,774,556)		43,774,556

	Principal	Value
REPURCHASE AGREEMENT - 14.3%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $66,520,936 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.25%, due 07/31/2021, and with a value of $67,853,495.	$ 66,520,918	66,520,918

Total Repurchase Agreement (Cost $66,520,918)		66,520,918

Total Investments (Cost $519,001,274) (C)		509,388,088
Net Other Assets (Liabilities) - (9.3)%		(43,380,375)

Net Assets - 100.0%		$ 466,007,713

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Conservative VP

(formerly, Transamerica Aegon Active Asset Allocation - Conservative VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$399,092,614	$—	$—	$399,092,614
Securities Lending Collateral	43,774,556	—	—	43,774,556
Repurchase Agreement	—	66,520,918	—	66,520,918

Total Investments	$442,867,170	$66,520,918	$—	$509,388,088

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $42,848,131. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $519,001,274. Aggregate gross unrealized appreciation and depreciation for all securities is $836,747 and $10,449,933, respectively. Net unrealized depreciation for tax purposes is $9,613,186.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP

(formerly, Transamerica Aegon Active Asset Allocation - Moderate Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 61.1%
Capital Markets - 59.4%
iShares Core S&P 500 ETF (A)	186,759	$ 35,990,327
iShares Core U.S. Aggregate Bond ETF (A)	386,890	42,395,406
iShares MSCI EAFE Minimum Volatility ETF	112,010	6,988,304
iShares MSCI USA Minimum Volatility ETF	70,011	2,771,735
iShares Russell 1000 ETF	1,011,252	108,254,527
iShares TIPS Bond ETF (A)	79,320	8,779,931
SPDR Barclays Convertible Securities ETF (A)	275,504	12,320,539
Vanguard FTSE All-World ex-US ETF (A)	1,105,398	47,123,117
Vanguard Total Bond Market ETF	1,557,424	127,599,748
Vanguard Total International Bond ETF	530,417	28,074,972
Vanguard Total International Stock ETF	352,798	15,636,007

		435,934,613

Growth - Small Cap - 0.8%
Vanguard Small-Cap Growth ETF (A)	52,307	6,160,719

Value - Small Cap - 0.9%
Vanguard Small-Cap Value ETF (A)	63,834	6,182,323

Total Exchange-Traded Funds (Cost $468,331,183)		448,277,655

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	37,112,510	37,112,510

Total Securities Lending Collateral (Cost $37,112,510)		37,112,510

	Principal	Value
REPURCHASE AGREEMENT - 35.6%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $260,786,996 on 10/01/2015. Collateralized by U.S. Government Obligations, 1.75% - 3.13%, due 05/15/2021 - 09/30/2022, and with a total value of $266,007,022.	$ 260,786,923	260,786,923

Total Repurchase Agreement (Cost $260,786,923)		260,786,923

Total Investments (Cost $766,230,616) (C)		746,177,088
Net Other Assets (Liabilities) - (1.7)%		(12,736,288)

Net Assets - 100.0%		$ 733,440,800

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP

(formerly, Transamerica Aegon Active Asset Allocation - Moderate Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$448,277,655	$—	$—	$448,277,655
Securities Lending Collateral	37,112,510	—	—	37,112,510
Repurchase Agreement	—	260,786,923	—	260,786,923

Total Investments	$485,390,165	$260,786,923	$—	$746,177,088

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $36,335,395. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $766,230,616. Aggregate gross unrealized appreciation and depreciation for all securities is $650,573 and $20,704,101, respectively. Net unrealized depreciation for tax purposes is $20,053,528.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Moderate VP

(formerly, Transamerica Aegon Active Asset Allocation - Moderate VP)

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 76.0%
Capital Markets - 74.6%
iShares Core S&P 500 ETF (A)	332,943	$ 64,161,446
iShares Core U.S. Aggregate Bond ETF (A)	1,570,687	172,115,881
iShares MSCI EAFE Minimum Volatility ETF (A)	439,525	27,421,965
iShares MSCI USA Minimum Volatility ETF (A)	386,589	15,305,058
iShares Russell 1000 ETF (A)	1,798,170	192,494,098
iShares TIPS Bond ETF (A)	186,969	20,695,599
SPDR Barclays Convertible Securities ETF (A)	917,457	41,028,677
Vanguard FTSE All-World ex-US ETF (A)	1,824,568	77,781,334
Vanguard Total Bond Market ETF (A)	6,324,337	518,152,930
Vanguard Total International Bond ETF (A)	1,418,683	75,090,891
Vanguard Total International Stock ETF	580,377	25,722,309

		1,229,970,188

Growth - Small Cap - 0.7%
Vanguard Small-Cap Growth ETF (A)	95,601	11,259,886

Value - Small Cap - 0.7%
Vanguard Small-Cap Value ETF (A)	116,906	11,322,346

Total Exchange-Traded Funds (Cost $1,291,967,096)		1,252,552,420

SECURITIES LENDING COLLATERAL - 8.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (B)	141,757,611	141,757,611

Total Securities Lending Collateral (Cost $141,757,611)		141,757,611

	Principal	Value
REPURCHASE AGREEMENT - 24.0%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2015, to be repurchased at $394,751,096 on 10/01/2015. Collateralized by U.S. Government Obligations, 0.63% - 3.63% , due 09/30/2017 - 08/15/2019, and with a total value of $402,650,325.	$ 394,750,986	394,750,986

Total Repurchase Agreement (Cost $394,750,986)		394,750,986

Total Investments (Cost $1,828,475,693) (C)		1,789,061,017
Net Other Assets (Liabilities) - (8.6)%		(141,307,938)

Net Assets - 100.0%		$ 1,647,753,079

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica QS Investors Active Asset Allocation - Moderate VP

(formerly, Transamerica Aegon Active Asset Allocation - Moderate VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$1,252,552,420	$—	$—	$1,252,552,420
Securities Lending Collateral	141,757,611	—	—	141,757,611
Repurchase Agreement	—	394,750,986	—	394,750,986

Total Investments	$1,394,310,031	$394,750,986	$—	$1,789,061,017

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $138,761,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2015.
(C)

Aggregate cost for federal income tax purposes is $1,828,475,693. Aggregate gross unrealized appreciation and depreciation for all securities is $2,012,857 and $41,427,533, respectively. Net unrealized depreciation for tax purposes is $39,414,676.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.1%
Aerovironment, Inc. (A)	74,000	$ 1,482,960
Curtiss-Wright Corp.	28,500	1,778,970
Orbital ATK, Inc.	22,599	1,624,190
Spirit Aerosystems Holdings, Inc., Class A (A)	69,940	3,380,900

		8,267,020

Airlines - 0.8%
American Airlines Group, Inc.	142,425	5,530,363

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (A)	86,500	1,724,810
Dana Holding Corp.	88,600	1,406,968
Gentex Corp.	67,500	1,046,250
Magna International, Inc., Class A	52,810	2,535,408
Stoneridge, Inc. (A)	120,900	1,491,906

		8,205,342

Banks - 7.5%
Berkshire Hills Bancorp, Inc.	104,512	2,878,261
First Citizens BancShares, Inc., Class A	23,357	5,278,682
First Community Bancshares, Inc.	178,529	3,195,669
First Republic Bank, Class A	32,000	2,008,640
Lakeland Bancorp, Inc., Class A	293,500	3,260,785
Sandy Spring Bancorp, Inc.	136,500	3,573,570
Sterling Bancorp	273,000	4,059,510
SunTrust Banks, Inc.	241,955	9,252,359
Umpqua Holdings Corp.	115,000	1,874,500
United Community Banks, Inc.	97,500	1,992,900
Washington Trust Bancorp, Inc.	48,178	1,852,444
Webster Financial Corp.	386,925	13,786,138
Wilshire Bancorp, Inc.	197,000	2,070,470

		55,083,928

Building Products - 1.2%
Caesarstone Sdot-Yam, Ltd.	133,200	4,049,280
Continental Building Products, Inc. (A)	204,000	4,190,160
Gibraltar Industries, Inc. (A)	9,000	165,150
Quanex Building Products Corp.	5,000	90,850

		8,495,440

Capital Markets - 3.7%
E*TRADE Financial Corp. (A)	409,875	10,792,009
Invesco, Ltd.	228,080	7,122,938
Janus Capital Group, Inc. (B)	135,000	1,836,000
Piper Jaffray Cos. (A)	43,900	1,587,863
Raymond James Financial, Inc.	39,000	1,935,570
Stifel Financial Corp. (A)	55,500	2,336,550
Waddell & Reed Financial, Inc., Class A	39,500	1,373,415

		26,984,345

Chemicals - 2.2%
Albemarle Corp.	99,065	4,368,767
Celanese Corp., Series A	90,020	5,326,483
FutureFuel Corp.	90,000	889,200
Mosaic Co.	112,535	3,500,964
OM Group, Inc.	56,000	1,841,840

		15,927,254

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.4%
HNI Corp.	64,000	$ 2,745,600
KAR Auction Services, Inc.	131,715	4,675,883
Knoll, Inc.	63,500	1,395,730
Tetra Tech, Inc.	48,100	1,169,311

		9,986,524

Communications Equipment - 2.1%
Ciena Corp. (A) (B)	323,690	6,706,857
Harmonic, Inc. (A)	231,500	1,342,700
Harris Corp.	65,115	4,763,162
KVH Industries, Inc. (A)	256,307	2,563,070

		15,375,789

Construction & Engineering - 2.2%
Comfort Systems USA, Inc., Class A	106,500	2,903,190
EMCOR Group, Inc.	63,500	2,809,875
Granite Construction, Inc.	51,000	1,513,170
KBR, Inc. (B)	530,760	8,842,462

		16,068,697

Consumer Finance - 0.5%
Discover Financial Services	39,720	2,065,043
Synchrony Financial (A) (B)	51,045	1,597,708

		3,662,751

Containers & Packaging - 1.3%
Berry Plastics Group, Inc. (A)	189,580	5,700,671
Crown Holdings, Inc. (A)	81,670	3,736,402

		9,437,073

Diversified Consumer Services - 1.2%
ServiceMaster Global Holdings, Inc. (A)	254,235	8,529,584

Diversified Financial Services - 1.1%
Voya Financial, Inc.	209,755	8,132,201

Diversified Telecommunication Services - 1.4%
Level 3 Communications, Inc. (A)	239,590	10,467,687

Electric Utilities - 1.2%
Exelon Corp.	301,890	8,966,133

Electrical Equipment - 0.4%
Regal Beloit Corp.	53,000	2,991,850

Electronic Equipment, Instruments & Components - 2.4%
Belden, Inc.	29,500	1,377,355
Control4 Corp. (A) (B)	499,500	4,075,920
Daktronics, Inc.	104,000	901,680
Orbotech, Ltd.	274,538	4,241,612
Rofin-Sinar Technologies, Inc. (A)	83,000	2,152,190
Universal Display Corp., Class A (A)	70,000	2,373,000
Vishay Intertechnology, Inc. (B)	221,500	2,146,335

		17,268,092

Energy Equipment & Services - 0.8%
Precision Drilling Corp. (B)	1,500,435	5,581,618

Food Products - 0.8%
J&J Snack Foods Corp.	9,500	1,079,770
Pilgrim’s Pride Corp. (B)	136,445	2,835,327
Pinnacle Foods, Inc.	52,015	2,178,388

		6,093,485

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.8%
AngioDynamics, Inc. (A)	154,000	$ 2,031,260
Boston Scientific Corp. (A)	446,850	7,332,809
Globus Medical, Inc., Class A (A)	305,440	6,310,390
Greatbatch, Inc. (A)	48,600	2,742,012
Hologic, Inc. (A)	53,455	2,091,694

		20,508,165

Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (A)	89,500	2,685,895
Amsurg Corp., Class A (A)	20,040	1,557,309
Health Net, Inc. (A)	45,000	2,709,900
HealthSouth Corp.	63,500	2,436,495
Laboratory Corp. of America Holdings (A)	45,760	4,963,587
PharMerica Corp. (A)	78,500	2,234,895
VCA, Inc. (A)	112,680	5,932,602
WellCare Health Plans, Inc. (A)	31,000	2,671,580

		25,192,263

Health Care Technology - 0.3%
Omnicell, Inc. (A)	76,000	2,363,600

Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	25,000	3,345,250
MGM Resorts International (A)	466,110	8,599,729

		11,944,979

Household Durables - 1.2%
Harman International Industries, Inc.	22,500	2,159,775
Helen of Troy, Ltd. (A)	27,000	2,411,100
La-Z-Boy, Inc.	88,500	2,350,560
Newell Rubbermaid, Inc.	48,840	1,939,436

		8,860,871

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	29,000	2,653,790

Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc., Class A (A)	175,220	3,621,797
NRG Energy, Inc.	247,420	3,674,187

		7,295,984

Insurance - 4.9%
Aspen Insurance Holdings, Ltd.	46,000	2,137,620
Hartford Financial Services Group, Inc.	158,645	7,262,768
RenaissanceRe Holdings, Ltd.	36,960	3,929,587
Selective Insurance Group, Inc. (B)	181,283	5,630,650
United Fire Group, Inc.	172,289	6,038,730
Validus Holdings, Ltd.	43,500	1,960,545
XL Group PLC, Class A	236,390	8,585,685

		35,545,585

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	60,000	1,591,200

Internet Software & Services - 0.4%
Blucora, Inc.	42,500	585,225
IAC/InterActiveCorp	36,000	2,349,720

		2,934,945

IT Services - 1.0%
CoreLogic, Inc. (A)	66,400	2,472,072
Global Payments, Inc.	26,500	3,040,345
Sykes Enterprises, Inc. (A)	81,500	2,078,250

		7,590,667

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.4%
Waters Corp. (A)	22,320	$ 2,638,447

Machinery - 5.7%
Allison Transmission Holdings, Inc., Class A	413,730	11,042,454
Altra Industrial Motion Corp.	70,600	1,632,272
Columbus McKinnon Corp.	38,100	691,896
Douglas Dynamics, Inc. (B)	93,800	1,862,868
ITT Corp.	210,435	7,034,842
Mueller Industries, Inc.	71,500	2,114,970
NN, Inc.	151,500	2,802,750
Oshkosh Corp. (B)	33,300	1,209,789
Stanley Black & Decker, Inc.	54,420	5,277,651
Trinity Industries, Inc.	226,140	5,126,594
Watts Water Technologies, Inc., Class A	51,500	2,720,230

		41,516,316

Media - 1.1%
AMC Networks, Inc., Class A (A)	19,500	1,426,815
Starz, Class A (A)	80,500	3,005,870
TEGNA, Inc.	169,785	3,801,486

		8,234,171

Metals & Mining - 0.7%
Kaiser Aluminum Corp. (B)	29,900	2,399,475
Nucor Corp.	83,000	3,116,650

		5,516,125

Multi-Utilities - 3.5%
Ameren Corp.	82,175	3,473,537
DTE Energy Co.	129,115	10,376,973
NorthWestern Corp. (B)	103,500	5,571,405
PG&E Corp.	115,585	6,102,888

		25,524,803

Oil, Gas & Consumable Fuels - 4.8%
Energen Corp.	115,815	5,774,536
Gulfport Energy Corp. (A)	67,150	1,993,012
Hess Corp.	170,135	8,516,958
Newfield Exploration Co. (A)	251,995	8,290,635
REX American Resources Corp., Class A (A) (B)	35,400	1,791,948
Valero Energy Corp.	56,570	3,399,857
Western Refining, Inc.	50,500	2,228,060
WPX Energy, Inc. (A)	506,735	3,354,586

		35,349,592

Paper & Forest Products - 0.9%
Domtar Corp.	45,500	1,626,625
International Paper Co.	93,445	3,531,287
P.H. Glatfelter Co.	90,500	1,558,410

		6,716,322

Pharmaceuticals - 0.3%
Nektar Therapeutics (A) (B)	221,100	2,423,256

Professional Services - 0.5%
Heidrick & Struggles International, Inc.	50,000	972,500
On Assignment, Inc. (A)	74,500	2,749,050

		3,721,550

Real Estate Investment Trusts - 8.9%
BioMed Realty Trust, Inc., Class B	639,830	12,783,803
Brandywine Realty Trust	225,500	2,778,160

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Community Healthcare Trust, Inc.	68,700	$ 1,092,330
DiamondRock Hospitality Co.	316,500	3,497,325
DuPont Fabros Technology, Inc.	228,870	5,923,156
Liberty Property Trust, Series C	415,990	13,107,845
National Retail Properties, Inc.	81,000	2,937,870
Physicians Realty Trust	197,400	2,978,766
Piedmont Office Realty Trust, Inc., Class A	68,500	1,225,465
SL Green Realty Corp.	80,340	8,689,574
Summit Hotel Properties, Inc.	355,500	4,148,685
Sunstone Hotel Investors, Inc.	457,260	6,049,550

		65,212,529

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	312,055	9,985,760

Road & Rail - 1.1%
AMERCO	10,650	4,190,456
Ryder System, Inc., Class A (B)	50,000	3,702,000

		7,892,456

Semiconductors & Semiconductor Equipment - 5.4%
Brooks Automation, Inc., Class A	252,500	2,956,775
Cirrus Logic, Inc. (A)	84,570	2,664,801
Cohu, Inc.	110,000	1,084,600
Entegris, Inc. (A)	236,000	3,112,840
GSI Technology, Inc. (A)	135,500	550,130
Integrated Device Technology, Inc. (A)	183,750	3,730,125
LAM Research Corp.	27,365	1,787,755
Mellanox Technologies, Ltd. (A) (B)	85,015	3,212,717
MKS Instruments, Inc.	58,000	1,944,740
NXP Semiconductors NV (A)	27,355	2,381,800
Qorvo, Inc. (A)	47,600	2,144,380
Sigma Designs, Inc. (A)	309,700	2,133,833
Silicon Motion Technology Corp., ADR	158,900	4,339,559
Skyworks Solutions, Inc.	57,230	4,819,338
Xcerra Corp. (A)	380,000	2,386,400

		39,249,793

Software - 2.4%
Activision Blizzard, Inc.	267,165	8,252,727
Check Point Software Technologies, Ltd., Class A (A) (B)	26,130	2,072,893
Electronic Arts, Inc. (A)	83,735	5,673,046
TiVo, Inc. (A)	172,000	1,489,520

		17,488,186

Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A (B)	119,000	2,521,610
American Eagle Outfitters, Inc. (B)	991,390	15,495,426
Express, Inc.	165,500	2,957,485
Finish Line, Inc., Class A	80,500	1,553,650
Foot Locker, Inc.	46,635	3,356,321
Guess?, Inc. (B)	127,500	2,723,400

		28,607,892

Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	84,305	4,580,291
Western Digital Corp.	31,500	2,502,360

		7,082,651

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	74,820	7,627,151
Steven Madden, Ltd., Class B	44,000	1,611,280

		9,238,431

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.8%
Dime Community Bancshares, Inc.	132,000	$ 2,230,800
Oritani Financial Corp.	65,500	1,023,110
Provident Financial Services, Inc.	126,000	2,457,000
TrustCo Bank Corp. (B)	164,500	960,680
United Financial Bancorp, Inc.	235,506	3,073,353
Washington Federal, Inc.	157,500	3,583,125

		13,328,068

Trading Companies & Distributors - 0.6%
AerCap Holdings NV (A)	112,135	4,288,042

Wireless Telecommunication Services - 0.6%
SBA Communications Corp., Class A (A)	45,000	4,713,300

Total Common Stocks (Cost $722,120,530)		716,264,915

MASTER LIMITED PARTNERSHIP - 0.5%
Capital Markets - 0.5%
Lazard, Ltd., Class A	88,235	3,820,576

Total Master Limited Partnership (Cost $4,528,530)		3,820,576

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	48,750,997	48,750,997

Total Securities Lending Collateral (Cost $48,750,997)		48,750,997

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $9,688,800 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $9,886,288.	$ 9,688,797	9,688,797

Total Repurchase Agreement (Cost $9,688,797)		9,688,797

Total Investments (Cost $785,088,854) (D)		778,525,285
Net Other Assets (Liabilities) - (6.4)%		(47,009,737)

Net Assets - 100.0%		$ 731,515,548

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$716,264,915	$—	$—	$716,264,915
Master Limited Partnership	3,820,576	—	—	3,820,576
Securities Lending Collateral	48,750,997	—	—	48,750,997
Repurchase Agreement	—	9,688,797	—	9,688,797

Total Investments	$768,836,488	$9,688,797	$—	$778,525,285

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $47,339,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $785,088,854. Aggregate gross unrealized appreciation and depreciation for all securities is $67,769,705 and $74,333,274, respectively. Net unrealized depreciation for tax purposes is $6,563,569.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc. (A)	78,800	$ 1,274,984
Esterline Technologies Corp. (A)	14,400	1,035,216
HEICO Corp., Class A	64,181	2,914,459
Hexcel Corp.	55,600	2,494,216
Teledyne Technologies, Inc. (A)	44,800	4,045,440

		11,764,315

Airlines - 0.6%
Allegiant Travel Co., Class A	8,900	1,924,625
Spirit Airlines, Inc. (A)	36,600	1,731,180

		3,655,805

Auto Components - 0.6%
Gentherm, Inc. (A)	38,900	1,747,388
Tenneco, Inc. (A)	42,000	1,880,340

		3,627,728

Banks - 1.3%
Signature Bank (A)	29,000	3,989,240
SVB Financial Group (A)	22,100	2,553,434
Texas Capital Bancshares, Inc. (A)	20,900	1,095,578

		7,638,252

Beverages - 0.6%
Boston Beer Co., Inc., Class A (A) (B)	16,400	3,454,004

Biotechnology - 7.6%
ACADIA Pharmaceuticals, Inc. (A) (B)	49,800	1,646,886
Acceleron Pharma, Inc. (A)	20,600	512,940
Acorda Therapeutics, Inc. (A)	20,900	554,059
Agios Pharmaceuticals, Inc. (A) (B)	10,200	720,018
Alkermes PLC (A)	39,000	2,288,130
Alnylam Pharmaceuticals, Inc. (A) (B)	19,700	1,583,092
AMAG Pharmaceuticals, Inc. (A)	27,000	1,072,710
Anacor Pharmaceuticals, Inc. (A) (B)	23,200	2,730,872
BioCryst Pharmaceuticals, Inc. (A)	15,100	172,140
BioMarin Pharmaceutical, Inc. (A)	16,600	1,748,312
Bluebird Bio, Inc. (A)	15,700	1,343,135
Cepheid (A) (B)	44,600	2,015,920
Clovis Oncology, Inc. (A)	10,500	965,580
Dyax Corp. (A)	79,200	1,511,928
Exelixis, Inc. (A) (B)	135,000	757,350
Incyte Corp. (A)	41,600	4,589,728
Insmed, Inc. (A)	75,500	1,402,035
Insys Therapeutics, Inc. (A) (B)	26,300	748,498
Intercept Pharmaceuticals, Inc. (A) (B)	3,300	547,338
Isis Pharmaceuticals, Inc. (A) (B)	34,500	1,394,490
Ligand Pharmaceuticals, Inc., Class B (A) (B)	22,000	1,884,300
Medivation, Inc. (A)	14,600	620,500
Neurocrine Biosciences, Inc. (A)	71,600	2,848,964
Novavax, Inc. (A) (B)	165,200	1,167,964
Ophthotech Corp. (A)	14,100	571,332
OPKO Health, Inc. (A) (B)	142,600	1,199,266
Prothena Corp. PLC (A)	23,000	1,042,820
Puma Biotechnology, Inc. (A)	12,200	919,392
Regulus Therapeutics, Inc. (A) (B)	28,200	184,428
Repligen Corp. (A)	26,500	738,025
Seattle Genetics, Inc. (A) (B)	33,800	1,303,328
TESARO, Inc. (A) (B)	19,100	765,910

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (A)	14,600	$ 1,406,126
United Therapeutics Corp. (A)	17,700	2,322,948

		45,280,464

Building Products - 0.9%
AAON, Inc.	71,650	1,388,577
Lennox International, Inc.	36,700	4,159,211

		5,547,788

Capital Markets - 1.4%
Affiliated Managers Group, Inc. (A)	6,000	1,025,940
E*TRADE Financial Corp. (A)	116,160	3,058,493
Financial Engines, Inc. (B)	40,900	1,205,323
Virtus Investment Partners, Inc.	4,000	402,000
Waddell & Reed Financial, Inc., Class A (B)	68,600	2,385,222

		8,076,978

Chemicals - 1.7%
Minerals Technologies, Inc.	17,800	857,248
NewMarket Corp. (B)	9,700	3,462,900
PolyOne Corp.	106,500	3,124,710
Stepan Co.	20,100	836,361
WR Grace & Co. (A)	19,600	1,823,780

		10,104,999

Commercial Services & Supplies - 2.1%
Clean Harbors, Inc. (A) (B)	36,000	1,582,920
Healthcare Services Group, Inc. (B)	62,500	2,106,250
Rollins, Inc.	127,725	3,431,971
Team, Inc. (A)	24,700	793,364
US Ecology, Inc.	49,500	2,160,675
Waste Connections, Inc.	43,487	2,112,598
West Corp.	27,800	622,720

		12,810,498

Communications Equipment - 1.3%
ARRIS Group, Inc. (A)	80,300	2,085,391
EchoStar Corp., Class A (A)	32,300	1,389,869
Lumentum Holdings, Inc. (A)	4,920	83,394
NetScout Systems, Inc. (A)	46,000	1,627,020
Plantronics, Inc.	36,000	1,830,600
Polycom, Inc. (A)	55,024	576,652
Ubiquiti Networks, Inc. (B)	4,500	152,505

		7,745,431

Consumer Finance - 0.4%
PRA Group, Inc. (A) (B)	50,400	2,667,168

Containers & Packaging - 1.1%
Berry Plastics Group, Inc. (A)	116,800	3,512,176
Graphic Packaging Holding Co.	238,500	3,050,415

		6,562,591

Distributors - 0.7%
Pool Corp.	54,100	3,911,430

Diversified Consumer Services - 1.1%
Capella Education Co.	27,800	1,376,656
ServiceMaster Global Holdings, Inc. (A)	109,800	3,683,790
Sotheby’s, Class A (B)	40,500	1,295,190

		6,355,636

Diversified Financial Services - 1.9%
CBOE Holdings, Inc.	64,000	4,293,120
MarketAxess Holdings, Inc.	44,900	4,170,312

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
MSCI, Inc., Class A	48,788	$ 2,900,934
NewStar Financial, Inc. (A)	22,900	187,780

		11,552,146

Electrical Equipment - 0.9%
Acuity Brands, Inc.	20,600	3,616,948
AZZ, Inc.	14,700	715,743
Generac Holdings, Inc. (A) (B)	32,100	965,889

		5,298,580

Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc. (A)	29,600	1,710,288
Cognex Corp.	67,400	2,316,538
Coherent, Inc. (A)	29,300	1,602,710
FEI Co.	35,300	2,578,312
OSI Systems, Inc. (A)	27,100	2,085,616

		10,293,464

Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (B)	15,000	222,150
Core Laboratories NV (B)	6,900	688,620
Dril-Quip, Inc., Class A (A)	25,900	1,507,898
Oceaneering International, Inc. (B)	24,700	970,216
Oil States International, Inc. (A)	19,900	519,987
Tesco Corp., Class B	44,500	317,730

		4,226,601

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	49,500	5,094,540
Rite Aid Corp. (A)	431,600	2,619,812

		7,714,352

Food Products - 1.4%
J&J Snack Foods Corp.	46,100	5,239,726
TreeHouse Foods, Inc. (A)	39,100	3,041,589

		8,281,315

Health Care Equipment & Supplies - 5.1%
Abaxis, Inc. (B)	25,200	1,108,548
Align Technology, Inc. (A)	61,500	3,490,740
Cooper Cos., Inc.	12,200	1,816,092
DexCom, Inc. (A)	57,600	4,945,536
Halyard Health, Inc. (A)	44,100	1,254,204
HeartWare International, Inc. (A) (B)	3,600	188,316
ICU Medical, Inc., Class B (A)	19,500	2,135,250
IDEXX Laboratories, Inc. (A) (B)	31,700	2,353,725
Inogen, Inc. (A)	25,200	1,223,460
Masimo Corp. (A)	45,200	1,742,912
Natus Medical, Inc. (A)	45,200	1,783,140
Sirona Dental Systems, Inc. (A)	39,800	3,714,932
Thoratec Corp. (A)	29,600	1,872,496
West Pharmaceutical Services, Inc.	56,500	3,057,780

		30,687,131

Health Care Providers & Services - 3.7%
Air Methods Corp. (A) (B)	26,900	917,021
Centene Corp. (A)	60,400	3,275,492
Chemed Corp. (B)	18,400	2,455,848
Corvel Corp. (A)	36,700	1,185,410
Health Net, Inc. (A)	43,000	2,589,460
HealthSouth Corp.	56,800	2,179,416
MEDNAX, Inc. (A)	31,000	2,380,490
Team Health Holdings, Inc. (A)	64,000	3,457,920

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
US Physical Therapy, Inc.	36,700	$ 1,647,463
WellCare Health Plans, Inc. (A)	24,400	2,102,792

		22,191,312

Health Care Technology - 0.4%
athenahealth, Inc. (A) (B)	5,700	760,095
Omnicell, Inc. (A)	50,100	1,558,110

		2,318,205

Hotels, Restaurants & Leisure - 6.3%
Brinker International, Inc. (B)	73,200	3,855,444
Buffalo Wild Wings, Inc. (A)	14,200	2,746,706
Cheesecake Factory, Inc.	22,300	1,203,308
Choice Hotels International, Inc. (B)	50,000	2,382,500
Denny’s Corp. (A)	283,400	3,125,902
Diamond Resorts International, Inc. (A) (B)	98,600	2,306,254
Domino’s Pizza, Inc.	54,400	5,870,304
Jack in the Box, Inc.	41,700	3,212,568
Marriott Vacations Worldwide Corp.	53,300	3,631,862
Red Robin Gourmet Burgers, Inc. (A)	18,600	1,408,764
Six Flags Entertainment Corp. (B)	57,000	2,609,460
Vail Resorts, Inc.	53,100	5,558,508

		37,911,580

Household Durables - 0.8%
Helen of Troy, Ltd. (A)	50,600	4,518,580

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	25,100	2,296,901

Insurance - 0.4%
AmTrust Financial Services, Inc.	42,083	2,650,387

Internet & Catalog Retail - 1.8%
HSN, Inc.	69,100	3,955,284
Liberty TripAdvisor Holdings, Inc., Class A (A)	91,600	2,030,772
Liberty Ventures, Series A (A)	94,300	3,805,005
Shutterfly, Inc. (A)	34,700	1,240,525

		11,031,586

Internet Software & Services - 2.6%
comScore, Inc. (A)	52,900	2,441,335
CoStar Group, Inc. (A)	15,000	2,595,900
Envestnet, Inc. (A)	49,400	1,480,518
j2 Global, Inc. (B)	30,300	2,146,755
LogMeIn, Inc. (A)	23,500	1,601,760
MercadoLibre, Inc.	11,900	1,083,614
Stamps.com, Inc. (A)	22,700	1,680,027
WebMD Health Corp., Class A (A) (B)	56,700	2,258,928

		15,288,837

IT Services - 6.8%
Blackhawk Network Holdings, Inc. (A)	51,200	2,170,368
Broadridge Financial Solutions, Inc.	72,300	4,001,805
Cardtronics, Inc. (A) (B)	64,300	2,102,610
CoreLogic, Inc. (A)	94,200	3,507,066
DST Systems, Inc.	27,500	2,891,350
Euronet Worldwide, Inc. (A)	53,600	3,971,224
Gartner, Inc. (A)	42,300	3,550,239
Heartland Payment Systems, Inc.	52,820	3,328,188
Jack Henry & Associates, Inc.	30,700	2,137,027
MAXIMUS, Inc., Class A	115,300	6,867,268
Perficient, Inc. (A)	33,500	516,905
Unisys Corp. (A)	14,790	176,001

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
VeriFone Systems, Inc. (A) (B)	36,700	$ 1,017,691
WEX, Inc. (A)	50,200	4,359,368

		40,597,110

Leisure Products - 0.7%
Brunswick Corp., Class B	56,200	2,691,418
Polaris Industries, Inc. (B)	11,900	1,426,453

		4,117,871

Life Sciences Tools & Services - 2.1%
Affymetrix, Inc. (A) (B)	132,800	1,134,112
Bio-Rad Laboratories, Inc., Class A (A)	18,200	2,444,442
Bruker Corp. (A)	55,700	915,151
Cambrex Corp. (A)	52,900	2,099,072
Mettler-Toledo International, Inc. (A)	2,800	797,272
PAREXEL International Corp. (A)	47,000	2,910,240
VWR Corp. (A)	78,600	2,019,234

		12,319,523

Machinery - 4.7%
Actuant Corp., Class A	23,100	424,809
Chart Industries, Inc. (A)	10,700	205,547
Graco, Inc., Class A (B)	39,700	2,661,091
Hyster-Yale Materials Handling, Inc.	12,800	740,224
IDEX Corp.	23,000	1,639,900
John Bean Technologies Corp.	72,100	2,757,825
Lincoln Electric Holdings, Inc.	26,400	1,384,152
Middleby Corp. (A)	48,100	5,059,639
Nordson Corp. (B)	30,100	1,894,494
Standex International Corp.	11,300	851,455
Sun Hydraulics Corp.	25,600	703,232
Toro Co.	61,800	4,359,372
Valmont Industries, Inc.	11,500	1,091,235
Wabtec Corp.	34,900	3,072,945
Woodward, Inc.	24,400	993,080

		27,839,000

Marine - 0.3%
Kirby Corp. (A)	31,200	1,932,840

Media - 1.7%
Cable One, Inc. (A)	3,800	1,593,796
Eros International PLC (A) (B)	35,500	965,245
John Wiley & Sons, Inc., Class A	5,000	250,150
Live Nation Entertainment, Inc. (A)	158,700	3,815,148
Starz, Class A (A)	93,800	3,502,492

		10,126,831

Metals & Mining - 0.4%
Compass Minerals International, Inc.	13,700	1,073,669
Stillwater Mining Co. (A) (B)	56,800	586,744
Worthington Industries, Inc.	36,000	953,280

		2,613,693

Multiline Retail - 1.2%
Big Lots, Inc. (B)	55,400	2,654,768
Burlington Stores, Inc. (A)	89,000	4,542,560

		7,197,328

Oil, Gas & Consumable Fuels - 2.2%
Carrizo Oil & Gas, Inc. (A)	54,500	1,664,430
Clayton Williams Energy, Inc. (A) (B)	8,300	322,123
Contango Oil & Gas Co., Class A (A)	9,600	72,960
Diamondback Energy, Inc. (A)	38,000	2,454,800
Gran Tierra Energy, Inc. (A)	94,160	200,561

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co. (A) (B)	66,300	$ 1,375,062
PDC Energy, Inc. (A) (B)	16,000	848,160
SemGroup Corp., Class A	38,800	1,677,712
SM Energy Co. (B)	31,600	1,012,464
Targa Resources Corp.	24,100	1,241,632
World Fuel Services Corp.	68,200	2,441,560

		13,311,464

Paper & Forest Products - 0.3%
Clearwater Paper Corp. (A)	13,200	623,568
KapStone Paper and Packaging Corp.	71,400	1,178,814

		1,802,382

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	23,900	986,592

Pharmaceuticals - 1.9%
Akorn, Inc., Class A (A) (B)	55,700	1,587,729
Jazz Pharmaceuticals PLC (A)	5,400	717,174
Mallinckrodt PLC (A)	6,295	402,502
Medicines Co. (A) (B)	36,000	1,366,560
Nektar Therapeutics (A) (B)	51,800	567,728
Pacira Pharmaceuticals, Inc. (A) (B)	16,400	674,040
Phibro Animal Health Corp., Class A (B)	54,800	1,733,324
Prestige Brands Holdings, Inc. (A)	80,500	3,635,380
Theravance Biopharma, Inc. (A)	9,884	108,625
Theravance, Inc., Class A (B)	31,500	226,170
ZS Pharma, Inc. (A)	7,100	466,186

		11,485,418

Professional Services - 1.4%
Dun & Bradstreet Corp.	23,400	2,457,000
Exponent, Inc.	54,700	2,437,432
Huron Consulting Group, Inc. (A)	41,467	2,592,932
TriNet Group, Inc. (A)	40,100	673,680

		8,161,044

Real Estate Investment Trusts - 1.5%
CyrusOne, Inc.	46,200	1,508,892
Equity Lifestyle Properties, Inc.	67,400	3,947,618
FelCor Lodging Trust, Inc.	225,900	1,597,113
Strategic Hotels & Resorts, Inc. (A)	159,200	2,195,368

		9,248,991

Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc., Class A (A)	110,900	2,232,417
Jones Lang LaSalle, Inc.	13,300	1,912,141
Kennedy-Wilson Holdings, Inc.	89,600	1,986,432

		6,130,990

Road & Rail - 1.7%
AMERCO	8,400	3,305,148
Avis Budget Group, Inc. (A)	38,500	1,681,680
Landstar System, Inc.	25,900	1,643,873
Old Dominion Freight Line, Inc. (A)	57,998	3,537,878

		10,168,579

Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (A)	9,300	41,757
Atmel Corp.	185,600	1,497,792
Cabot Microelectronics Corp., Class A (A)	21,100	817,414
Cavium, Inc. (A)	38,600	2,368,882
Diodes, Inc. (A)	36,300	775,731
Microsemi Corp. (A)	93,300	3,062,106
Semtech Corp. (A)	35,100	530,010

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (A)	15,800	$ 656,332
Synaptics, Inc. (A) (B)	45,000	3,710,700
Teradyne, Inc.	72,100	1,298,521

		14,759,245

Software - 8.8%
ACI Worldwide, Inc. (A)	105,500	2,228,160
Aspen Technology, Inc. (A)	77,000	2,919,070
Blackbaud, Inc.	35,500	1,992,260
CommVault Systems, Inc. (A)	21,300	723,348
Computer Modelling Group, Ltd.	122,900	1,043,430
Descartes Systems Group, Inc. (A)	64,000	1,132,160
FactSet Research Systems, Inc.	20,250	3,236,152
Fair Isaac Corp.	33,500	2,830,750
Fortinet, Inc. (A)	100,800	4,281,984
Manhattan Associates, Inc. (A)	82,700	5,152,210
Monotype Imaging Holdings, Inc.	47,400	1,034,268
Pegasystems, Inc.	71,700	1,764,537
Proofpoint, Inc. (A) (B)	42,300	2,551,536
PTC, Inc. (A)	83,900	2,662,986
SolarWinds, Inc. (A)	50,800	1,993,392
SS&C Technologies Holdings, Inc.	82,400	5,771,296
Tyler Technologies, Inc. (A)	48,200	7,196,742
Ultimate Software Group, Inc. (A)	24,200	4,332,042

		52,846,323

Specialty Retail - 2.6%
Aaron’s, Inc.	19,550	705,951
Ascena Retail Group, Inc., Class B (A)	46,800	650,988
Buckle, Inc. (B)	18,800	695,036
Chico’s FAS, Inc.	51,500	810,095
Children’s Place, Inc.	13,100	755,477
DSW, Inc., Class A	50,600	1,280,686
Monro Muffler Brake, Inc. (B)	63,650	4,299,557
Murphy USA, Inc. (A)	61,800	3,395,910
Sally Beauty Holdings, Inc. (A)	80,500	1,911,875
Tractor Supply Co. (B)	10,600	893,792

		15,399,367

Technology Hardware, Storage & Peripherals - 0.0% (C)
Stratasys, Ltd. (A) (B)	5,400	143,046

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc.	47,500	4,305,400
Deckers Outdoor Corp. (A)	15,700	911,542
Fossil Group, Inc. (A) (B)	5,212	291,247
G-III Apparel Group, Ltd. (A)	37,200	2,293,752
Hanesbrands, Inc.	21,200	613,528
Iconix Brand Group, Inc. (A) (B)	36,100	488,072
Steven Madden, Ltd., Class B (A)	87,700	3,211,574

		12,115,115

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (A) (B)	226,300	2,095,538
Radian Group, Inc. (B)	151,100	2,404,001

		4,499,539

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (A)	27,400	890,226

Total Common Stocks (Cost $490,244,597)		584,156,581

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (D)	80,958,608	$ 80,958,608

Total Securities Lending Collateral (Cost $80,958,608)		80,958,608

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $12,114,258 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $12,360,431.	$ 12,114,255	12,114,255

Total Repurchase Agreement (Cost $12,114,255)		12,114,255

Total Investments (Cost $583,317,460) (E)		677,229,444
Net Other Assets (Liabilities) - (13.4)%		(80,011,494)

Net Assets - 100.0%		$ 597,217,950

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$584,156,581	$—	$—	$584,156,581
Securities Lending Collateral	80,958,608	—	—	80,958,608
Repurchase Agreement	—	12,114,255	—	12,114,255

Total Investments	$665,115,189	$12,114,255	$—	$677,229,444

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $79,119,107. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)

Aggregate cost for federal income tax purposes is $583,317,460. Aggregate gross unrealized appreciation and depreciation for all securities is $133,116,185 and $39,204,201, respectively. Net unrealized appreciation for tax purposes is $93,911,984.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 3.0%
United Technologies Corp.	75,440	$ 6,713,406

Biotechnology - 8.1%
BioMarin Pharmaceutical, Inc. (A)	44,540	4,690,953
Gilead Sciences, Inc.	69,000	6,775,110
Medivation, Inc. (A)	163,930	6,967,025

		18,433,088

Capital Markets - 3.4%
BlackRock, Inc., Class A	25,790	7,671,751

Chemicals - 2.7%
Praxair, Inc.	61,070	6,220,590

Commercial Services & Supplies - 2.5%
Stericycle, Inc. (A) (B)	41,300	5,753,503

Distributors - 3.3%
LKQ Corp. (A)	260,000	7,373,600

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	140,225	7,145,866

Food & Staples Retailing - 2.2%
Whole Foods Market, Inc.	160,350	5,075,078

Health Care Equipment & Supplies - 2.9%
Cooper Cos., Inc.	44,390	6,607,895

Health Care Providers & Services - 4.0%
Express Scripts Holding Co. (A) (B)	111,585	9,033,922

Household Products - 3.8%
Colgate-Palmolive Co.	135,285	8,585,186

Industrial Conglomerates - 4.3%
Danaher Corp. (B)	113,600	9,679,856

Internet Software & Services - 7.7%
Akamai Technologies, Inc. (A)	108,490	7,492,319
Alphabet, Inc., Class A (A)	15,546	9,924,100

		17,416,419

IT Services - 12.2%
Accenture PLC, Class A	84,715	8,324,096
Fiserv, Inc. (A)	116,745	10,111,284
Visa, Inc., Class A (B)	131,125	9,134,168

		27,569,548

Oil, Gas & Consumable Fuels - 7.6%
Cabot Oil & Gas Corp.	293,945	6,425,638
Enbridge, Inc.	157,270	5,839,435
EOG Resources, Inc.	68,825	5,010,460

		17,275,533

Pharmaceuticals - 4.4%
Roche Holding AG, ADR	305,490	10,065,896

Professional Services - 3.4%
Verisk Analytics, Inc., Class A (A)	104,565	7,728,399

Real Estate Investment Trusts - 3.2%
American Tower Corp., Class A	83,460	7,342,811

	Shares	Value
COMMON STOCKS (continued)
Software - 2.9%
Adobe Systems, Inc. (A)	78,835	$ 6,481,814

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	103,155	11,377,996

Textiles, Apparel & Luxury Goods - 7.1%
NIKE, Inc., Class B	64,435	7,923,572
VF Corp.	120,425	8,214,189

		16,137,761

Total Common Stocks (Cost $206,259,487)		219,689,918

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	18,563,145	18,563,145

Total Securities Lending Collateral (Cost $18,563,145)		18,563,145

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $7,308,503 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2021, and with a value of $7,459,650.	$ 7,308,501	7,308,501

Total Repurchase Agreement (Cost $7,308,501)		7,308,501

Total Investments (Cost $232,131,133) (D)		245,561,564
Net Other Assets (Liabilities) - (8.2)%		(18,633,622)

Net Assets - 100.0%		$ 226,927,942

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$219,689,918	$—	$—	$219,689,918
Securities Lending Collateral	18,563,145	—	—	18,563,145
Repurchase Agreement	—	7,308,501	—	7,308,501

Total Investments	$238,253,063	$7,308,501	$—	$245,561,564

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $18,155,711. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $232,131,133. Aggregate gross unrealized appreciation and depreciation for all securities is $29,909,523 and $16,479,092, respectively. Net unrealized appreciation for tax purposes is $13,430,431.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 3.4%
APA Group	82,975	$ 500,790
Asciano, Ltd.	106,363	629,701
BHP Billiton PLC, ADR (A)	25,100	769,817
Challenger, Ltd.	293,377	1,480,564
South32, Ltd. (A) (B)	763,500	737,993

		4,118,865

Belgium - 1.0%
Groupe Bruxelles Lambert SA	15,600	1,177,239

Canada - 0.8%
Fairfax Financial Holdings, Ltd.	1,988	905,348

Denmark - 1.3%
Carlsberg A/S, Class B	20,416	1,568,794

France - 9.4%
Arkema SA	18,693	1,211,642
Bollore SA	210,000	1,023,842
Cie Generale des Etablissements Michelin, Class B	10,303	942,666
Engie (A)	108,800	1,760,436
Rexel SA	102,400	1,260,598
Sanofi	24,368	2,319,834
Total SA	25,100	1,129,069
Veolia Environnement SA	76,700	1,749,230

		11,397,317

Germany - 6.9%
Allianz SE, Class A	5,841	917,579
Bayer AG	11,482	1,473,121
Merck KGaA	10,300	911,923
Metro AG	46,800	1,294,857
Siemens AG, Class A	16,407	1,465,751
Talanx AG	30,900	925,711
TUI AG	74,400	1,363,356

		8,352,298

Hong Kong - 4.3%
Cheung Kong Property Holdings, Ltd.	107,700	789,044
CK Hutchison Holdings, Ltd.	107,700	1,406,515
First Pacific Co., Ltd.	1,407,250	861,588
Guangdong Investment, Ltd.	950,500	1,423,759
Noble Group, Ltd. (A)	1,959,400	573,329
SJM Holdings, Ltd. (A)	208,900	149,000

		5,203,235

Ireland - 3.1%
DCC PLC	18,400	1,390,420
Ryanair Holdings PLC, ADR	12,600	986,580
Smurfit Kappa Group PLC, Class B	50,821	1,369,221

		3,746,221

Israel - 1.7%
Israel Corp., Ltd.	665	159,466
Teva Pharmaceutical Industries, Ltd., ADR	33,600	1,897,056

		2,056,522

Italy - 4.5%
Azimut Holding SpA	47,300	1,015,031
Davide Campari (C)	90,400	720,009

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Eni SpA, Class B	82,496	$ 1,297,689
Mediobanca SpA	131,200	1,290,841
Prysmian SpA	56,385	1,165,438

		5,489,008

Japan - 24.7%
Aisin Seiki Co., Ltd.	35,800	1,201,160
Coca-Cola East Japan Co., Ltd.	54,100	874,059
Daiichi Sankyo Co., Ltd. (A)	49,000	850,246
Daiwa Securities Group, Inc.	276,200	1,787,153
Denki Kagaku Kogyo KK	275,000	1,085,123
Electric Power Development Co., Ltd.	22,500	686,685
FANUC Corp.	7,600	1,169,174
FUJIFILM Holdings Corp.	32,100	1,199,967
Hitachi, Ltd.	271,200	1,368,482
Japan Airlines Co., Ltd.	44,700	1,581,706
Komatsu, Ltd. (A)	47,000	689,886
Kuraray Co., Ltd.	125,100	1,559,128
Mitsubishi Corp. (A)	61,000	999,885
Mitsubishi Heavy Industries, Ltd.	212,100	948,562
MS&AD Insurance Group Holdings, Inc.	63,600	1,706,378
NEC Corp.	548,800	1,689,650
Nippon Telegraph & Telephone Corp.	35,400	1,246,916
Nitori Holdings Co., Ltd.	10,300	806,534
ORIX Corp.	139,900	1,804,617
Resona Holdings, Inc.	295,300	1,504,626
SoftBank Group Corp.	32,200	1,488,921
Sony Corp.	59,600	1,460,921
Sumitomo Mitsui Financial Group, Inc.	56,800	2,153,872

		29,863,651

Korea, Republic of - 2.1%
Samsung Electronics Co., Ltd.	1,130	1,084,182
SK Telecom Co., Ltd.	6,327	1,403,555

		2,487,737

Macau - 0.5%
MGM China Holdings, Ltd. (A)	470,259	547,814

Mexico - 0.3%
Grupo Televisa SAB, ADR	12,400	322,648

Netherlands - 5.0%
Akzo Nobel NV	19,900	1,294,281
Boskalis Westminster	22,524	985,932
Delta Lloyd NV	49,417	415,236
Heineken Holding NV, Class A	21,143	1,507,418
Koninklijke Philips NV	78,665	1,850,739

		6,053,606

Singapore - 0.6%
SIA Engineering Co., Ltd. (A)	298,000	771,756

Spain - 0.8%
Amadeus IT Holding SA, Class A (A)	23,552	1,009,089

Sweden - 3.8%
Investor AB, Class B	50,978	1,751,653
Svenska Cellulosa AB SCA, Class B	26,930	753,559
Telefonaktiebolaget LM Ericsson, Class B	207,512	2,035,614

		4,540,826

Switzerland - 5.5%
GAM Holding AG (B)	68,045	1,197,698
Nestle SA	23,879	1,795,835

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	20,280	$ 1,863,972
UBS Group AG	95,700	1,769,313

		6,626,818

United Kingdom - 17.2%
Admiral Group PLC	11,200	254,730
Aviva PLC	197,960	1,353,960
Barclays PLC	457,800	1,694,220
GKN PLC	292,700	1,188,908
HSBC Holdings PLC	206,500	1,550,601
IG Group Holdings PLC	108,793	1,267,922
Imperial Tobacco Group PLC	33,499	1,731,857
Inchcape PLC	105,287	1,147,278
Johnson Matthey PLC	26,813	994,114
Kingfisher PLC	282,814	1,536,313
National Grid PLC, Class B	140,518	1,957,013
Rexam PLC	78,869	626,195
Sky PLC	89,058	1,408,989
UBM PLC	118,260	870,693
Unilever PLC	41,293	1,681,854
Vodafone Group PLC	453,844	1,431,461

		20,696,108

United States - 1.0%
Flextronics International, Ltd. (B)	115,400	1,216,316

Total Common Stocks (Cost $125,747,457)		118,151,216

PREFERRED STOCKS - 1.7%
Brazil - 0.4%
Itau Unibanco Holding SA
4.29% (D)	76,560	511,945

Germany - 0.4%
Porsche Automobil Holding SE
4.84% (D)	10,900	463,747

Korea, Republic of - 0.9%
Hyundai Motor Co.
3.80% (D)	12,200	1,140,864

Total Preferred Stocks (Cost $3,060,680)		2,116,556

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (D)	5,863,927	5,863,927

Total Securities Lending Collateral (Cost $5,863,927)		5,863,927

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2015, to be repurchased at $116,285 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $123,450.	$ 116,285	116,285

Total Repurchase Agreement (Cost $116,285)		116,285

Total Investments (Cost $134,788,349) (E)		126,247,984
Net Other Assets (Liabilities) - (4.6)%		(5,574,081)

Net Assets - 100.0%		$ 120,673,903

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.4%	$ 9,316,152
Diversified Financial Services	6.6	8,343,583
Banks	5.9	7,415,264
Capital Markets	5.6	7,060,036
Insurance	5.1	6,478,942
Chemicals	5.0	6,303,754
Industrial Conglomerates	4.8	6,113,425
Multi-Utilities	4.3	5,466,679
Beverages	3.7	4,670,280
Wireless Telecommunication Services	3.4	4,323,937
Technology Hardware, Storage & Peripherals	3.2	3,973,799
Auto Components	2.6	3,332,734
Trading Companies & Distributors	2.3	2,833,812
Machinery	2.2	2,807,622
Media	2.1	2,602,330
Electronic Equipment, Instruments & Components	2.1	2,584,798
Airlines	2.0	2,568,286
Oil, Gas & Consumable Fuels	1.9	2,426,758
Specialty Retail	1.9	2,342,847
Hotels, Restaurants & Leisure	1.6	2,060,170
Communications Equipment	1.6	2,035,614
Containers & Packaging	1.6	1,995,416
Food Products	1.4	1,795,835
Tobacco	1.4	1,731,857
Personal Products	1.3	1,681,854
Automobiles	1.3	1,604,611
Metals & Mining	1.2	1,507,810
Household Durables	1.2	1,460,921
Water Utilities	1.1	1,423,759
Food & Staples Retailing	1.0	1,294,857
Diversified Telecommunication Services	1.0	1,246,916
Electrical Equipment	0.9	1,165,438
Distributors	0.9	1,147,278
Air Freight & Logistics	0.8	1,023,842
IT Services	0.8	1,009,089
Construction & Engineering	0.8	985,932
Real Estate Management & Development	0.6	789,044
Transportation Infrastructure	0.6	771,756
Household Products	0.6	753,559
Independent Power and Renewable Electricity Producers	0.6	686,685
Road & Rail	0.5	629,701
Gas Utilities	0.4	500,790

Investments, at Value	95.3	120,267,772
Short-Term Investments	4.7	5,980,212

Total Investments	100.0%	$ 126,247,984

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$6,097,765	$112,053,451	$—	$118,151,216
Preferred Stocks	511,945	1,604,611	—	2,116,556
Securities Lending Collateral	5,863,927	—	—	5,863,927
Repurchase Agreement	—	116,285	—	116,285

Total Investments	$12,473,637	$113,774,347	$—	$126,247,984

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $5,486,701. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $720,009, representing 0.6% of the Portfolio’s net assets.
(D)	Rate disclosed reflects the yield at September 30, 2015.
(E)

Aggregate cost for federal income tax purposes is $134,788,349. Aggregate gross unrealized appreciation and depreciation for all securities is $9,525,864 and $18,066,229, respectively. Net unrealized depreciation for tax purposes is $8,540,365.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Voya Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 82.5%
Alternative Investments - 1.5%
Transamerica MLP & Energy Income (A)	23,737	$ 175,894

Fixed Income - 44.8%
Transamerica Core Bond (A)	66,683	670,160
Transamerica Flexible Income (A)	36,429	335,508
Transamerica Floating Rate (A)	24,237	238,009
Transamerica High Yield Bond (A)	52,636	465,825
Transamerica Intermediate Bond (A)	50,936	513,435
Transamerica PIMCO Total Return VP (B)	175,921	1,942,168
Transamerica Unconstrained Bond (A)	60,081	586,390
Transamerica Voya Intermediate Bond VP (B)	52,831	528,842

		5,280,337

Global/International Equity - 10.1%
Transamerica International Equity Opportunities (A)	71,583	523,988
Transamerica International Small Cap (A)	59,063	552,834
Transamerica TS&W International Equity VP (B)	9,517	111,830

		1,188,652

U.S. Equity - 26.1%
Transamerica Capital Growth (A)	42,578	695,304
Transamerica Jennison Growth VP (B)	18,302	181,923
Transamerica Large Cap Value (A)	26,338	307,632
Transamerica Mid Cap Growth (A)	52,272	571,859
Transamerica Mid Cap Value Opportunities (A)	34,090	367,836
Transamerica Small Cap Core (A)	6,791	63,019
Transamerica Small Cap Growth (A)	5,651	69,735
Transamerica Small Cap Value (A)	6,141	64,667
Transamerica Systematic Small/Mid Cap Value VP (B)	3,643	65,972
Transamerica T. Rowe Price Small Cap VP (B)	37,474	496,534
Transamerica Voya Mid Cap Opportunities VP (B)	15,912	182,824

		3,067,305

Total Investment Companies (Cost $10,303,742)		9,712,188

	Principal	Value
REPURCHASE AGREEMENT - 19.1%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $2,249,699 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $2,297,125.

	$ 2,249,698	$ 2,249,698

Total Repurchase Agreement (Cost $2,249,698)		2,249,698

Total Investments (Cost $12,553,440) (D)		11,961,886
Net Other Assets (Liabilities) - (1.6)%		(190,435)

Net Assets - 100.0%		$ 11,771,451

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$9,712,188	$—	$—	$9,712,188
Repurchase Agreement	—	2,249,698	—	2,249,698

Total Investments	$9,712,188	$2,249,698	$—	$11,961,886

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $12,553,440. Aggregate gross unrealized depreciation for all securities is $591,554.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 79.9%
Alternative Investments - 0.5%
Transamerica MLP & Energy Income (A)	1,136	$ 8,420

Fixed Income - 57.3%
Transamerica Core Bond (A)	11,924	119,837
Transamerica Flexible Income (A)	7,081	65,217
Transamerica Floating Rate (A)	4,416	43,365
Transamerica High Yield Bond (A)	4,614	40,836
Transamerica Intermediate Bond (A)	12,773	128,753
Transamerica PIMCO Total Return VP (B)	29,189	322,247
Transamerica Unconstrained Bond (A)	10,539	102,859
Transamerica Voya Intermediate Bond VP (B)	13,802	138,157

		961,271

Global/International Equity - 5.2%
Transamerica International Equity Opportunities (A)	1,921	14,060
Transamerica International Small Cap (A)	7,883	73,788

		87,848

U.S. Equity - 16.9%
Transamerica Capital Growth (A)	2,528	41,287
Transamerica Jennison Growth VP (B)	2,507	24,923
Transamerica Large Cap Value (A)	3,649	42,618
Transamerica Mid Cap Growth (A)	5,239	57,317
Transamerica Mid Cap Value Opportunities (A)	6,275	67,702
Transamerica Small Cap Core (A)	755	7,008
Transamerica Small Cap Growth (A)	626	7,730
Transamerica Small Cap Value (A)	680	7,166
Transamerica Systematic Small/Mid Cap Value VP (B)	403	7,303
Transamerica T. Rowe Price Small Cap VP (B)	260	3,445
Transamerica Voya Large Cap Growth VP (B)	729	9,031
Transamerica Voya Mid Cap Opportunities VP (B)	654	7,511

		283,041

Total Investment Companies (Cost $1,397,309)		1,340,580

	Principal	Value
REPURCHASE AGREEMENT - 21.2%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $356,264 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $364,544.

	$ 356,264	$ 356,264

Total Repurchase Agreement (Cost $356,264)		356,264

Total Investments (Cost $1,753,573) (D)		1,696,844
Net Other Assets (Liabilities) - (1.1)%		(19,128)

Net Assets - 100.0%		$ 1,677,716

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$1,340,580	$—	$—	$1,340,580
Repurchase Agreement	—	356,264	—	356,264

Total Investments	$1,340,580	$356,264	$—	$1,696,844

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,753,573. Aggregate gross unrealized depreciation for all securities is $56,729.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
Cayman Islands - 4.8%
ARES XII CLO, Ltd.
Series 2007-12A, Class C
2.33%, 11/25/2020 (A) (B)	$ 250,000	$ 246,554
Atrium CDO Corp.
Series 5A, Class B
1.02%, 07/20/2020 (A) (B)	500,000	482,561
Atrium V
Series 5A, Class D
4.03%, 07/20/2020 (A) (B)	250,000	243,349
Bluemountain CLO III, Ltd.
Series 2007-3A, Class C
1.02%, 03/17/2021 (A) (B)	250,000	241,427
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.89%, 10/20/2020 (A) (B)	200,000	199,962
Series 2006-2A, Class B2L
4.32%, 03/01/2021 (A) (B)	240,743	236,701
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.54%, 10/15/2021 (A) (B)	250,000	242,877
ColumbusNova CLO, Ltd.
Series 2006-2A, Class C
1.06%, 04/04/2018 (A) (B)	250,000	247,564
Cornerstone CLO, Ltd.
Series 2007-1A, Class C
2.69%, 07/15/2021 (A) (B)	500,000	482,694
GSC Group CDO Fund VIII, Ltd.
Series 2007-8A, Class B
1.04%, 04/17/2021 (A) (B)	250,000	247,416
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.29%, 10/28/2019 (A) (B)	250,000	249,984
Gulf Stream - Sextant CLO, Ltd.
Series 2007-1A, Class D
2.73%, 06/17/2021 (A) (B)	500,000	487,848
Kingsland III, Ltd.
Series 2006-3A, Class B
0.98%, 08/24/2021 (A) (B)	250,000	238,537
Landmark IX CDO, Ltd.
Series 2007-9A, Class D
1.74%, 04/15/2021 (A) (B)	250,000	237,837
LCM V, Ltd.
Series 5A, Class E
3.75%, 03/21/2019 (A) (B)	500,000	498,723
Madison Park Funding II, Ltd.
Series 2006-2A, Class C1
2.08%, 03/25/2020 (A) (B)	500,000	488,057
Madison Park Funding IV, Ltd.
Series 2007-4A, Class E
3.92%, 03/22/2021 (A) (B)	213,621	202,042
Madison Park Funding, Ltd.
Series 2007-6A, Class D
3.55%, 07/26/2021 (A) (B)	500,000	494,533
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.29%, 07/20/2019 (A) (B)	250,000	247,410
Muir Grove CLO, Ltd.
Series 2007-1A, Class C
3.30%, 03/25/2020 (A) (B)	500,000	491,613
Telos CLO, Ltd.
Series 2006-1A, Class E
4.54%, 10/11/2021 (A) (B)	150,000	150,428

		6,658,117

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ireland - 0.3%
BlackRock Senior Income Series V, Ltd.
Series 2007-5A, Class D
2.56%, 08/13/2019 (A) (B)	$ 300,000	$ 289,912
Trade MAPS 1, Ltd.
Series 2013-1A, Class C
2.45%, 12/10/2018 (A) (B)	100,000	99,927

		389,839

United States - 2.7%
American Honda Finance Corp.
Series 2015-SFR2, Class C
4.69%, 10/17/2045 (B)	140,000	141,632
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class E
5.76%, 12/10/2018 (B)	30,000	30,133
Series 2012-5, Class E
3.29%, 05/08/2020 (B)	113,000	114,623
Series 2013-4, Class D
3.31%, 10/08/2019	50,000	51,275
Series 2013-5, Class D
2.86%, 12/09/2019	60,000	60,660
AVANT Loans Funding Trust
Series 2015-A, Class A
4.00%, 08/16/2021 (B)	56,538	56,538
Capital Auto Receivables Asset Trust
Series 2015-2, Class B
2.29%, 05/20/2020	80,000	80,645
Series 2015-2, Class C
2.67%, 08/20/2020	60,000	60,290
CarMax Auto Owner Trust
Series 2013-4, Class C
1.95%, 09/16/2019	40,000	40,170
Series 2015-2, Class C
2.39%, 03/15/2021	400,000	400,869
DRB Prime Student Loan Trust
Series 2015-B, Class A2
3.17%, 07/25/2031 (B)	130,000	129,979
FBR Securitization Trust
Series 2005-3, Class AV24
0.87%, 10/25/2035 (A)	249,511	214,256
GM Financial Automobile Leasing Trust
Series 2015-2, Class B
2.42%, 07/22/2019	100,000	101,197
Series 2015-2, Class C
2.99%, 07/22/2019	90,000	91,029
Hero Funding Trust
Series 2015-2A, Class A
3.99%, 09/20/2040 (B)	187,148	186,680
Invitation Homes Trust
Series 2015-SFR2, Class E
3.36%, 06/17/2032 (A) (B)	100,000	96,590
MarketPlace Loan Trust
Series 2015-AV1, Class A
4.00%, 09/15/2021 (B)	160,000	159,646
MMCA Auto Owner Trust
Series 2014-A, Class C
2.26%, 10/15/2020 (B)	20,000	20,155

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Oscar US Funding Trust
Series 2014-1A, Class A4
2.55%, 12/15/2021 (B)	$ 340,000	$ 347,904
Progress Residential Trust
Series 2015-SFR2, Class E
4.43%, 06/12/2032 (B)	400,000	381,384
Santander Drive Auto Receivables Trust
Series 2013-1, Class D
2.27%, 01/15/2019	100,000	100,623
Series 2013-4, Class D
3.92%, 01/15/2020 (C)	30,000	30,959
Series 2013-A, Class D
3.78%, 10/15/2019 (B)	100,000	102,781
Series 2013-A, Class E
4.71%, 01/15/2021 (B)	70,000	72,701
Series 2014-3, Class D
2.65%, 08/17/2020	310,000	311,981
SoFi Professional Loan Program LLC
Series 2015-C, Class A2
2.51%, 08/25/2033 (B)	177,055	177,366
Springleaf Funding Trust
Series 2015-AA, Class A
3.16%, 11/15/2024 (B)	200,000	202,110
SunTrust Auto Receivables Trust
Series 2015-1A, Class B
2.20%, 02/15/2021 (B)	60,000	60,567

		3,824,743

Total Asset-Backed Securities (Cost $10,879,384)		10,872,699

CORPORATE DEBT SECURITIES - 35.4%
Argentina - 0.2%
YPF SA
8.50%, 07/28/2025 (B)	100,000	86,750
8.88%, 12/19/2018 (B)	200,000	193,000

		279,750

Australia - 0.4%
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	179,000	181,050
FMG Resources, Ltd.
6.88%, 04/01/2022 (B)	65,000	41,925
Scentre Group Trust 1 / Scentre Group Trust 2
3.25%, 10/28/2025 (B) (C)	130,000	125,013
3.50%, 02/12/2025 (B)	205,000	201,966

		549,954

Bermuda - 0.2%
Digicel, Ltd.
6.75%, 03/01/2023 (B)	251,000	225,900

Canada - 0.8%
Agrium, Inc.
5.25%, 01/15/2045	131,000	135,305
Barrick Gold Corp.
4.10%, 05/01/2023	134,000	118,578
Cenovus Energy, Inc.
3.80%, 09/15/2023	278,000	261,400
Enbridge, Inc.
3.50%, 06/10/2024 (C)	204,000	184,453
4.50%, 06/10/2044 (C)	15,000	11,713
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 (B) (C)	84,000	66,255

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Goldcorp, Inc.
3.70%, 03/15/2023	$ 203,000	$ 188,946
TransAlta Corp.
4.50%, 11/15/2022	134,000	131,443

		1,098,093

Cayman Islands - 0.3%
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024 (B)	201,000	187,766
Seagate HDD Cayman
4.88%, 06/01/2027 (B)	110,000	102,318
Transocean, Inc.
4.30%, 10/15/2022	49,000	30,257
XLIT, Ltd.
5.50%, 03/31/2045	110,000	103,533

		423,874

Denmark - 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/2019 (B)	140,000	140,903

France - 0.7%
BNP Paribas SA
4.38%, 09/28/2025 (B)	183,000	178,562
BPCE SA
5.15%, 07/21/2024 (B)	400,000	406,553
Credit Agricole SA
4.38%, 03/17/2025 (B)	200,000	193,127
Societe Generale SA
4.25%, 04/14/2025 (B) (C)	200,000	189,566

		967,808

Germany - 0.3%
Deutsche Bank AG
1.88%, 02/13/2018	355,000	354,020

Guernsey, Channel Islands - 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (B)	140,000	135,961
3.80%, 09/15/2022 (B)	157,000	156,821

		292,782

Ireland - 0.1%
Perrigo Finance PLC
3.90%, 12/15/2024	200,000	196,981

Japan - 0.3%
Mizuho Bank, Ltd.
3.20%, 03/26/2025 (B)	200,000	195,872
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/2020	250,000	251,367

		447,239

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (B)	183,000	182,120

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 05/05/2020 (C) (D)	175,000	177,012

Luxembourg - 0.7%
Actavis Funding SCS
3.45%, 03/15/2022	171,000	169,040
3.85%, 06/15/2024	202,000	197,867
4.85%, 06/15/2044	200,000	182,285

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	$ 65,000	$ 59,638
Millicom International Cellular SA
4.75%, 05/22/2020 (B)	200,000	191,040
Tyco International Finance SA
3.90%, 02/14/2026	180,000	182,264

		982,134

Mexico - 0.5%
Cemex SAB de CV
6.13%, 05/05/2025 (B) (C)	251,000	228,410
Nemak SAB de CV
5.50%, 02/28/2023 (B)	200,000	196,000
Petroleos Mexicanos
4.50%, 01/23/2026 (C) (D)	275,000	253,522
4.88%, 01/18/2024	11,000	10,647

		688,579

Netherlands - 0.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	200,000	198,420
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.38%, 08/04/2025	260,000	260,186
LYB International Finance BV
4.00%, 07/15/2023	194,000	194,902
Shell International Finance BV
3.25%, 05/11/2025	200,000	197,771
4.38%, 05/11/2045	50,000	49,443
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	120,000	120,003

		1,020,725

Norway - 0.1%
Statoil ASA
2.45%, 01/17/2023	180,000	171,599

Spain - 0.2%
Telefonica Emisiones SAU
3.19%, 04/27/2018	195,000	199,442

Sweden - 0.1%
Nordea Bank AB
6.13%, 09/23/2024 (A) (B) (E)	200,000	197,000

Switzerland - 0.6%
Credit Suisse
1.75%, 01/29/2018	250,000	250,023
Credit Suisse AG
6.50%, 08/08/2023 (B)	200,000	215,250
UBS AG
7.63%, 08/17/2022	250,000	287,621

		752,894

United Kingdom - 1.3%
Anglo American Capital PLC
2.63%, 09/27/2017 (B)	200,000	187,065
Barclays Bank PLC
6.05%, 12/04/2017 (B)	188,000	203,312
Barclays PLC
3.65%, 03/16/2025	216,000	206,225
BAT International Finance PLC
3.50%, 06/15/2022 (B)	110,000	113,055
BP Capital Markets PLC
2.32%, 02/13/2020	140,000	140,520
3.06%, 03/17/2022	105,000	105,243

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Ensco PLC
4.50%, 10/01/2024	$ 127,000	$ 93,819
HBOS PLC Series MTN
6.75%, 05/21/2018 (B)	100,000	110,219
HSBC Holdings PLC
6.38%, 03/30/2025 (A) (C) (E)	200,000	190,750
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (B)	200,000	201,188
Santander Group Holdings PLC
4.75%, 09/15/2025 (B)	200,000	198,327

		1,749,723

United States - 27.4%
21st Century Fox America, Inc.
3.00%, 09/15/2022	69,000	68,000
AbbVie, Inc.
2.50%, 05/14/2020	140,000	139,227
3.20%, 11/06/2022	80,000	79,931
3.60%, 05/14/2025	100,000	98,627
4.70%, 05/14/2045	110,000	106,726
Air Lease Corp.
3.75%, 02/01/2022	50,000	49,736
3.88%, 04/01/2021	133,000	134,662
4.25%, 09/15/2024	194,000	190,120
Albemarle Corp.
3.00%, 12/01/2019	40,000	40,174
Altria Group, Inc.
2.63%, 01/14/2020	219,000	221,328
American Airlines Pass-Through Trust
3.60%, 03/22/2029	150,000	150,555
4.00%, 03/22/2029	183,000	182,085
American International Group, Inc.
3.75%, 07/10/2025	111,000	112,724
8.18%, 05/15/2068 (A)	4,000	5,290
American Tower Corp.
3.40%, 02/15/2019	264,000	271,755
4.50%, 01/15/2018	44,000	46,286
AmerisourceBergen Corp.
3.25%, 03/01/2025	110,000	106,985
Amgen, Inc.
3.88%, 11/15/2021	67,000	70,599
Antero Resources Corp.
5.38%, 11/01/2021	30,000	26,400
Apple, Inc.
1.55%, 02/07/2020	360,000	356,108
2.15%, 02/09/2022	170,000	165,756
2.50%, 02/09/2025	50,000	47,494
Applied Materials, Inc.
3.90%, 10/01/2025	100,000	99,662
Ashland, Inc.
4.75%, 08/15/2022	100,000	93,625
AT&T, Inc.
3.40%, 05/15/2025	154,000	146,992
3.90%, 03/11/2024 (C)	194,000	197,286
4.80%, 06/15/2044	132,000	122,034
5.35%, 09/01/2040	44,000	43,464
Automatic Data Processing, Inc.
3.38%, 09/15/2025	140,000	142,181
AvalonBay Communities, Inc. Series MTN
3.50%, 11/15/2024	61,000	60,802
Bank of America Corp. Series MTN
3.88%, 08/01/2025	203,000	205,820
3.95%, 04/21/2025	90,000	87,555

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued) Series MTN (continued)
4.00%, 04/01/2024	$ 197,000	$ 202,773
4.13%, 01/22/2024	68,000	71,087
4.20%, 08/26/2024	136,000	135,903
4.25%, 10/22/2026	180,000	177,951
4.75%, 04/21/2045	60,000	59,130
Becton Dickinson and Co.
1.80%, 12/15/2017	119,000	119,522
2.68%, 12/15/2019	119,000	120,331
3.73%, 12/15/2024	204,000	207,676
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	112,000	112,627
Biogen, Inc.
4.05%, 09/15/2025	180,000	181,833
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	133,000	130,452
Calpine Corp.
6.00%, 01/15/2022 (B)	225,000	233,156
Capital One NA
1.65%, 02/05/2018	250,000	247,523
Cardinal Health, Inc.
2.40%, 11/15/2019	113,000	114,374
Case New Holland Industrial, Inc.
7.88%, 12/01/2017	100,000	105,500
CBS Corp.
2.30%, 08/15/2019	126,000	124,979
3.70%, 08/15/2024	205,000	201,215
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 09/01/2023 (C)	265,000	254,069
CCO Safari II LLC
4.46%, 07/23/2022 (B)	125,000	125,066
4.91%, 07/23/2025 (B)	180,000	179,137
Celgene Corp.
2.25%, 05/15/2019	208,000	210,236
3.88%, 08/15/2025	143,000	143,027
CenturyLink, Inc.
6.75%, 12/01/2023	250,000	218,750
Cisco Systems, Inc.
3.00%, 06/15/2022	60,000	61,145
3.50%, 06/15/2025 (C)	120,000	123,833
Citigroup, Inc.
1.80%, 02/05/2018	180,000	179,825
4.00%, 08/05/2024	138,000	136,528
5.50%, 09/13/2025	271,000	294,762
6.68%, 09/13/2043	106,000	129,800
Citizens Bank NA Series MTN
2.45%, 12/04/2019	340,000	339,333
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (B)	110,000	106,778
Comerica, Inc.
3.80%, 07/22/2026	205,000	204,452
CommScope, Inc.
5.00%, 06/15/2021 (B)	22,000	21,505
5.50%, 06/15/2024 (B)	27,000	25,785
ConocoPhillips Co.
3.35%, 11/15/2024 (C)	119,000	116,253
4.30%, 11/15/2044 (C)	119,000	112,659
Constellation Brands, Inc.
4.25%, 05/01/2023	250,000	249,062
Corporate Office Properties, LP
3.70%, 06/15/2021	162,000	158,907

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
3.85%, 02/01/2025 (B)	$ 187,000	$ 177,138
Cummins, Inc.
4.88%, 10/01/2043	40,000	42,807
CVS Health Corp.
3.50%, 07/20/2022	105,000	108,447
5.13%, 07/20/2045	186,000	199,941
Danaher Corp.
2.40%, 09/15/2020	90,000	90,838
3.35%, 09/15/2025 (C)	60,000	61,204
Delta Air Lines Pass-Through Trust
4.25%, 01/30/2025	80,000	80,400
Diamond Offshore Drilling, Inc.
3.45%, 11/01/2023 (C)	146,000	126,183
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	268,000	269,746
5.15%, 03/15/2042	126,000	118,400
Discover Bank
2.00%, 02/21/2018	250,000	248,522
DISH DBS Corp.
4.63%, 07/15/2017	250,000	249,537
Duke Energy Corp.
3.95%, 10/15/2023	128,000	133,625
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (B) (C)	113,000	129,817
Eagle Spinco, Inc.
4.63%, 02/15/2021	250,000	211,567
Eastman Chemical Co.
2.70%, 01/15/2020	140,000	139,873
Eaton Corp.
1.50%, 11/02/2017	139,000	138,845
eBay, Inc.
2.88%, 08/01/2021	164,000	159,904
4.00%, 07/15/2042	68,000	53,018
Emerson Electric Co.
2.63%, 12/01/2021	164,000	165,728
Enable Midstream Partners, LP
3.90%, 05/15/2024 (B)	201,000	177,255
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	111,632
5.15%, 02/01/2043	100,000	78,746
Enterprise Products Operating LLC
3.70%, 02/15/2026	110,000	103,944
3.75%, 02/15/2025 (C)	90,000	85,772
4.90%, 05/15/2046	110,000	99,616
Equity One, Inc.
3.75%, 11/15/2022	78,000	76,399
Essex Portfolio, LP
3.50%, 04/01/2025	90,000	87,403
Exelon Corp.
2.85%, 06/15/2020	110,000	110,963
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	200,000	212,240
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	138,000	131,108
Fifth Third Bancorp
4.50%, 06/01/2018	224,000	238,314
FirstEnergy Corp.
2.75%, 03/15/2018	73,000	73,199
4.25%, 03/15/2023	74,000	74,387
FMC Technologies, Inc.
3.45%, 10/01/2022	51,000	47,669

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ford Motor Co.
4.75%, 01/15/2043	$ 131,000	$ 122,885
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	200,000	197,950
4.13%, 08/04/2025	200,000	199,094
8.13%, 01/15/2020	100,000	119,845
General Electric Capital Corp.
5.30%, 02/11/2021	119,000	136,887
7.13%, 06/15/2022 (A) (E)	100,000	115,500
General Mills, Inc.
2.20%, 10/21/2019	187,000	188,777
General Motors Financial Co., Inc.
4.30%, 07/13/2025	130,000	125,764
Georgia-Pacific LLC
2.54%, 11/15/2019 (B)	126,000	126,631
3.60%, 03/01/2025 (B)	130,000	129,886
Gilead Sciences, Inc.
3.50%, 02/01/2025	160,000	161,137
3.65%, 03/01/2026	310,000	311,443
Glencore Funding LLC
2.88%, 04/16/2020 (B) (C)	160,000	128,000
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	200,000	200,544
2.90%, 07/19/2018	48,000	49,246
5.15%, 05/22/2045	80,000	78,525
6.75%, 10/01/2037	109,000	130,028
Series MTN
3.85%, 07/08/2024	268,000	273,197
Halliburton Co.
4.75%, 08/01/2043	94,000	93,336
Harris Corp.
3.83%, 04/27/2025	80,000	78,323
Hartford Financial Services Group, Inc.
6.63%, 03/30/2040	153,000	196,841
HCA, Inc.
5.25%, 04/15/2025	215,000	219,569
HCP, Inc.
3.88%, 08/15/2024	273,000	267,088
4.00%, 06/01/2025	140,000	137,164
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B) (F)	143,000	142,920
2.85%, 10/05/2018 (B) (F)	107,000	106,863
3.60%, 10/15/2020 (B) (F)	50,000	49,986
4.40%, 10/15/2022 (B) (F)	70,000	69,861
4.90%, 10/15/2025 (B) (F)	50,000	49,863
6.20%, 10/15/2035 (B) (F)	90,000	89,948
6.35%, 10/15/2045 (B) (F)	90,000	89,939
Hewlett-Packard Co.
2.60%, 09/15/2017	73,000	74,083
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	250,000	212,500
Humana, Inc.
3.15%, 12/01/2022	137,000	135,100
Huntsman International LLC
4.88%, 11/15/2020 (C)	245,000	212,880
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	241,000	249,649
Intel Corp.
3.70%, 07/29/2025	180,000	184,673
International Business Machines Corp.
1.13%, 02/06/2018	180,000	179,564
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	63,000	69,294

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	$ 70,000	$ 64,400
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (B)	211,000	211,774
Johnson Controls, Inc.
4.63%, 07/02/2044	135,000	123,884
JPMorgan Chase & Co.
3.88%, 02/01/2024 - 09/10/2024	212,000	216,274
3.90%, 07/15/2025	165,000	168,056
4.13%, 12/15/2026	203,000	202,197
6.00%, 08/01/2023 (A) (E)	68,000	66,938
6.10%, 10/01/2024 (A) (C) (E)	132,000	131,142
6.13%, 04/30/2024 (A) (E)	38,000	37,953
KeyBank NA
2.25%, 03/16/2020	276,000	275,119
3.30%, 06/01/2025	250,000	247,644
Kimco Realty Corp.
3.13%, 06/01/2023	210,000	203,813
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024	96,000	87,244
4.30%, 05/01/2024	133,000	121,420
5.40%, 09/01/2044	133,000	109,829
Kinder Morgan, Inc.
4.30%, 06/01/2025 (C)	84,000	75,461
KLA-Tencor Corp.
4.13%, 11/01/2021	130,000	132,176
Kohl’s Corp.
4.75%, 12/15/2023	190,000	201,556
5.55%, 07/17/2045 (C)	156,000	152,824
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	160,000	161,048
3.95%, 07/15/2025 (B)	270,000	276,259
Kroger Co.
2.30%, 01/15/2019	227,000	228,297
Laboratory Corp. of America Holdings
2.20%, 08/23/2017	119,000	120,209
2.63%, 02/01/2020	278,000	278,857
3.20%, 02/01/2022	208,000	207,032
Lockheed Martin Corp.
3.80%, 03/01/2045	170,000	155,034
Manufacturers & Traders Trust Co.
2.10%, 02/06/2020	250,000	248,505
Marathon Oil Corp.
3.85%, 06/01/2025	140,000	123,941
5.20%, 06/01/2045	60,000	50,607
Marathon Petroleum Corp.
4.75%, 09/15/2044	139,000	123,545
5.00%, 09/15/2054	24,000	20,973
6.50%, 03/01/2041	96,000	101,924
McDonald’s Corp. Series MTN
3.38%, 05/26/2025	230,000	230,891
McKesson Corp.
2.28%, 03/15/2019	137,000	137,288
Medtronic, Inc.
3.15%, 03/15/2022	173,000	175,472
3.50%, 03/15/2025	181,000	184,682
4.38%, 03/15/2035	131,000	132,427
Merck & Co., Inc.
1.85%, 02/10/2020	120,000	120,268
2.35%, 02/10/2022	300,000	295,702
2.75%, 02/10/2025	130,000	126,534
Microsoft Corp.
2.38%, 02/12/2022	80,000	79,798
3.50%, 02/12/2035	90,000	83,686

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley
2.13%, 04/25/2018	$ 151,000	$ 151,889
2.80%, 06/16/2020	240,000	241,358
3.88%, 04/29/2024	93,000	94,991
3.95%, 04/23/2027	85,000	81,862
Series MTN
4.00%, 07/23/2025	180,000	183,959
Motorola Solutions, Inc.
4.00%, 09/01/2024 (C)	49,000	44,217
MUFG Americas Holdings Corp.
2.25%, 02/10/2020 (C)	160,000	159,466
Netflix, Inc.
5.75%, 03/01/2024	230,000	234,600
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019	203,000	204,412
3.63%, 06/15/2023	121,000	122,163
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 (B)	40,000	38,750
NiSource Finance Corp.
5.25%, 02/15/2043	47,000	51,079
Occidental Petroleum Corp.
3.50%, 06/15/2025	159,000	158,553
ONEOK Partners, LP
3.38%, 10/01/2022	136,000	122,328
Oracle Corp.
2.95%, 05/15/2025	142,000	138,439
3.40%, 07/08/2024	134,000	135,968
3.63%, 07/15/2023	48,000	49,954
4.13%, 05/15/2045	158,000	149,087
Pacific Gas & Electric Co.
3.40%, 08/15/2024	137,000	137,398
Philip Morris International, Inc.
3.38%, 08/11/2025	137,000	137,516
4.25%, 11/10/2044	132,000	127,525
Phillips 66
4.88%, 11/15/2044	180,000	172,249
PNC Bank NA
2.25%, 07/02/2019	250,000	251,558
4.20%, 11/01/2025	250,000	262,629
Principal Financial Group, Inc.
3.40%, 05/15/2025	140,000	137,737
Qualcomm, Inc.
3.45%, 05/20/2025	140,000	132,199
4.80%, 05/20/2045	170,000	148,663
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	35,000	32,356
5.50%, 04/15/2023	185,000	178,987
Reynolds American, Inc.
4.45%, 06/12/2025	60,000	62,781
5.70%, 08/15/2035	50,000	54,334
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	151,000	156,298
Rowan Cos., Inc.
5.85%, 01/15/2044 (C)	42,000	26,244
Ryland Group, Inc.
6.63%, 05/01/2020	15,000	16,313
Santander Bank NA
2.00%, 01/12/2018	250,000	249,158
Santander Holdings USA, Inc.
2.65%, 04/17/2020	100,000	98,184
Scripps Networks Interactive, Inc.
2.75%, 11/15/2019	60,000	60,054
3.90%, 11/15/2024	110,000	107,941

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Simon Property Group, LP
3.50%, 09/01/2025	$ 167,000	$ 167,231
Sirius XM Radio, Inc.
5.88%, 10/01/2020 (B)	250,000	254,375
Spectra Energy Partners, LP
3.50%, 03/15/2025	113,000	105,502
St. Jude Medical, Inc.
3.25%, 04/15/2023	136,000	133,888
4.75%, 04/15/2043	128,000	127,020
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	60,000	54,575
5.35%, 05/15/2045	60,000	48,760
Synchrony Financial
2.70%, 02/03/2020	112,000	110,733
3.00%, 08/15/2019	39,000	39,309
3.75%, 08/15/2021	201,000	203,055
Sysco Corp.
2.60%, 10/01/2020	120,000	120,103
T-Mobile USA, Inc.
6.25%, 04/01/2021	35,000	34,878
6.63%, 04/01/2023	235,000	232,650
TEGNA, Inc.
6.38%, 10/15/2023	60,000	63,000
Tenet Healthcare Corp.
6.00%, 10/01/2020	225,000	237,375
Thermo Fisher Scientific, Inc.
1.85%, 01/15/2018	88,000	88,010
Time Warner Cable, Inc.
5.88%, 11/15/2040	136,000	129,448
Time Warner, Inc.
4.05%, 12/15/2023	262,000	269,558
5.35%, 12/15/2043	118,000	124,146
6.50%, 11/15/2036	39,000	45,316
Tyson Foods, Inc.
3.95%, 08/15/2024	227,000	231,224
UnitedHealth Group, Inc.
3.75%, 07/15/2025	120,000	124,036
4.75%, 07/15/2045	60,000	63,337
Univision Communications, Inc.
5.13%, 02/15/2025 (B)	140,000	131,250
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (B)	250,000	248,594
Verizon Communications, Inc.
3.00%, 11/01/2021	190,000	189,478
3.50%, 11/01/2024	220,000	216,306
4.86%, 08/21/2046	78,000	73,142
5.01%, 08/21/2054	159,000	144,713
5.05%, 03/15/2034	124,000	123,714
5.15%, 09/15/2023	476,000	525,832
6.55%, 09/15/2043	51,000	60,254
Walt Disney Co. Series MTN
3.15%, 09/17/2025	120,000	121,559
Washington Real Estate Investment Trust
3.95%, 10/15/2022	70,000	70,483
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (B)	200,000	199,054
3.75%, 09/17/2024 (B)	200,000	196,867
Wells Fargo & Co.
3.90%, 05/01/2045	110,000	101,088
5.90%, 06/15/2024 (A) (E)	47,000	47,000
Series MTN

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
4.10%, 06/03/2026	$ 266,000	$ 268,350
4.30%, 07/22/2027	125,000	127,393
4.65%, 11/04/2044	197,000	194,024
Williams Cos., Inc.
4.55%, 06/24/2024	203,000	160,965
Williams Partners, LP
3.60%, 03/15/2022	238,000	219,731
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (B)	64,000	65,126
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	100,000	92,442

		38,116,679

Venezuela - 0.0% (G)
Petroleos de Venezuela SA
5.25%, 04/12/2017 (D)	30,000	13,482
9.00%, 11/17/2021 (D)	27,000	9,653

		23,135

Total Corporate Debt Securities (Cost $50,592,779)		49,238,346

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.1%
Brazilian Government International Bond
8.75%, 02/04/2025	100,000	117,000

Colombia - 0.1%
Colombia Government International Bond
8.13%, 05/21/2024	100,000	122,400

Dominican Republic - 0.1%
Dominican Republic International Bond
5.50%, 01/27/2025 (B)	150,000	144,750

Hungary - 0.1%
Hungary Government International Bond
5.38%, 02/21/2023	124,000	134,820

Indonesia - 0.2%
Indonesia Government International Bond
8.50%, 10/12/2035 (D)	200,000	250,975

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 01/27/2023 (D)	110,000	108,647

Philippines - 0.1%
Philippine Government International Bond
9.50%, 02/02/2030	75,000	119,138

Romania - 0.1%
Romanian Government International Bond Series MTN
4.38%, 08/22/2023 (D)	100,000	104,200

Supranational - 0.0% (G)
Inter-American Development Bank
1.38%, 07/15/2020	57,000	56,915

Ukraine - 0.1%
Ukraine Government AID Bonds
1.85%, 05/29/2020	200,000	202,744

Uruguay - 0.0% (G)
Uruguay Government International Bond
7.63%, 03/21/2036	50,000	61,813

Total Foreign Government Obligations (Cost $1,505,702)		1,423,402

	Principal	Value
MORTGAGE-BACKED SECURITIES - 12.4%
United States - 12.4%
Alternative Loan Trust
Series 2005-10CB, Class 1A1
0.69%, 05/25/2035 (A)	$ 308,553	$ 259,094
Series 2005-51, Class 3A2A
1.49%, 11/20/2035 (A)	259,914	228,653
Series 2005-6CB, Class 1A3
5.25%, 04/25/2035	139,716	129,860
Series 2005-J2, Class 1A12
0.59%, 04/25/2035 (A)	655,565	545,271
Series 2006-13T1, Class A9
6.00%, 05/25/2036	67,451	57,302
Series 2006-19CB, Class A12
0.59%, 08/25/2036 (A)	357,142	255,825
Series 2007-2CB, Class 2A1
0.79%, 03/25/2037 (A)	360,194	250,010
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11
1.14%, 10/25/2046 (A)	167,329	120,577
BAMLL Re-REMIC Trust
Series 2014-FRR7, Class A
2.44%, 10/26/2044 (A) (B)	170,000	167,440
Series 2014-FRR9, Class A
2.92%, 12/26/2046 (A) (B)	258,711	256,239
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.73%, 06/10/2049 (A)	330,000	339,955
Series 2007-3, Class B
5.73%, 06/10/2049 (A)	100,000	101,614
Series 2007-4, Class B
6.00%, 02/10/2051 (A) (B)	60,000	61,317
Series 2015-UBS7, Class XA
0.95%, 09/15/2048 (A)	1,010,000	66,977
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.95%, 03/11/2041 (A) (B)	44,000	48,217
Series 2004-2, Class H
6.23%, 11/10/2038 (A) (B)	18,021	18,082
Banc of America Mortgage Trust
Series 2005-J, Class 2A4
2.71%, 11/25/2035 (A)	27,745	25,548
BBCCRE Trust, Interest Only STRIPS
Series 2015-GTP, Class XA
0.75%, 08/10/2033 (A) (B)	4,300,000	223,406
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.88%, 11/11/2041 (A) (B)	80,000	87,373
Series 2005-PWR8, Class C
4.86%, 06/11/2041	928	927
Series 2005-T18, Class G
5.92%, 02/13/2042 (A) (B)	600,000	610,934
Series 2006-T22, Class E
5.80%, 04/12/2038 (A) (B)	440,000	443,335
Series 2007-PW17, Class AJ
6.07%, 06/11/2050 (A)	150,000	153,688
Bellemeade Re, Ltd.
Series 2015-1A, Class M2
4.49%, 07/25/2025 (A) (B)	70,000	70,088
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.29%, 07/15/2044 (A)	50,000	49,965
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class D
3.77%, 04/10/2028 (B)	100,000	102,387

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Chase Mortgage Finance Trust
Series 2006-A1, Class 2A3
2.66%, 09/25/2036 (A)	$ 99,469	$ 88,276
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A3
2.45%, 11/25/2034 (A)	214,829	202,404
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.04%, 09/10/2045 (A) (B)	120,000	118,439
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2
2.71%, 08/25/2035 (A)	296,993	275,583
Series 2006-AR2, Class 1A1
2.54%, 03/25/2036 (A)	405,475	371,330
Series 2006-AR2, Class 1A2
2.63%, 03/25/2036 (A)	204,371	190,874
Series 2006-AR9, Class 2A
5.47%, 11/25/2036 (A)	198,380	173,891
COMM Mortgage Trust, Interest Only STRIPS
Series 2014-LC15, Class XA
1.57%, 04/10/2047 (A)	678,498	51,102
Series 2015-PC1, Class XA
0.95%, 07/10/2050 (A) (B)	5,394,737	269,294
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.25%, 12/10/2049 (A)	320,000	328,215
Countrywide Alternative Loan Trust
Series 2005-53T2, Class 2A6
0.69%, 11/25/2035 (A)	51,106	32,610
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 (A) (B)	2,716	2,716
Series 2004-C2, Class E
5.74%, 05/15/2036 (A) (B)	200,000	213,662
Deutsche Mortgage Securities, Inc. Re- REMIC Trust Certificates
Series 2007-WM1, Class A1
4.25%, 06/27/2037 (A) (B)	317,309	316,335
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA8, Class 1A7
6.00%, 02/25/2037	167,334	130,271
FREMF Mortgage Trust, Interest Only STRIPS
Series 2012-K17, Class X2A
0.10%, 12/25/2044 (B)	6,811,680	33,929
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class H
5.65%, 05/10/2043 (A) (B)	82,902	82,861
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class D
5.04%, 12/10/2041 (A)	70,000	71,746
GS Mortgage Securities Trust
Series 2010-C2, Class D
5.36%, 12/10/2043 (A) (B)	300,000	313,064
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2012-GCJ7, Class XA
2.71%, 05/10/2045 (A)	947,535	90,505
Series 2013-GC16, Class XA
1.70%, 11/10/2046 (A)	981,602	67,561
HomeBanc Mortgage Trust
Series 2004-1, Class 2A
1.05%, 08/25/2029 (A)	8,199	7,703

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
HomeBanc Mortgage Trust (continued)
Series 2005-3, Class A2
0.50%, 07/25/2035 (A)	$ 128,452	$ 118,728
Series 2006-2, Class A1
0.37%, 12/25/2036 (A)	113,186	99,494
Series 2006-2, Class A2
0.41%, 12/25/2036 (A)	131,541	115,958
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B
0.40%, 04/25/2046 (A)	146,793	115,280
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP1, Class G
5.94%, 03/15/2046 (A) (B)	250,000	247,986
JPMBB Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2013-C14, Class XA
1.13%, 08/15/2046 (A)	1,402,667	53,345
Series 2015-C28, Class XA
1.35%, 10/15/2048 (A)	4,460,367	323,832
JPMorgan Chase Commercial Mortgage Securities Corp., Interest Only STRIPS
Series 2012-LC9, Class XB
0.44%, 12/15/2047 (A) (B)	6,270,000	146,925
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CB9, Class E
5.50%, 06/12/2041 (A)	40,000	39,118
Series 2004-CBX, Class C
5.07%, 01/12/2037 (A)	130,000	129,719
Series 2004-CBX, Class D
5.10%, 01/12/2037 (A)	80,000	79,472
Series 2006-LDP8, Class D
5.62%, 05/15/2045 (A)	120,000	120,008
Series 2011-C4, Class TAC1
7.99%, 07/15/2046 (B)	461,706	491,975
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2012-CBX, Class XA
1.92%, 06/15/2045 (A)	3,583,755	241,154
Series 2013-C13, Class XA
0.75%, 01/15/2046 (A)	1,748,095	33,889
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust
Series 2004-C2, Class H
5.74%, 05/15/2041 (A) (B)	20,000	20,771
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A10
6.00%, 01/25/2036	168,128	147,898
Series 2006-S2, Class 1A18
6.00%, 07/25/2036	540,992	488,837
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class G
5.35%, 09/15/2040 (A) (B)	80,000	80,486
Series 2005-C7, Class E
5.35%, 11/15/2040 (A)	110,000	112,993
Series 2006-C6, Class JR11
6.10%, 09/15/2039 (A) (B)	443,128	454,995
Series 2007-C6, Class AJ
6.32%, 07/15/2040 (A)	90,000	92,793

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2004-C1, Class XST
1.00%, 01/15/2036 (A) (B)	$ 747,109	$ 6,830
Series 2006-C7, Class XW
0.85%, 11/15/2038 (A) (B)	5,989,553	36,902
Lehman Mortgage Trust
Series 2005-1, Class 1A3
5.50%, 11/25/2035	141,108	132,053
Lehman XS Trust Series
Series 2005-5N, Class 1A2
0.55%, 11/25/2035 (A)	123,861	99,445
Series 2006-14N, Class 2A
0.39%, 09/25/2046 (A)	246,980	197,783
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.80%, 08/12/2043 (A)	110,000	110,736
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class D
4.84%, 08/15/2045 (A) (B)	130,000	132,461
Morgan Stanley Capital I Trust
Series 2008-T29, Class D
6.46%, 01/11/2043 (A) (B)	100,000	103,233
Series 2011-C1, Class D
5.56%, 09/15/2047 (A) (B)	200,000	214,075
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 2A1
2.79%, 03/25/2036 (A)	55,086	44,741
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 (A) (B)	50,568	50,533
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	100,000	90,650
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT
0.40%, 04/25/2036 (A)	151,907	130,951
Prime Mortgage Trust
Series 2007-1, Class A4
5.50%, 03/25/2037	89,672	80,694
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 3A1
2.53%, 03/25/2035 (A)	299,763	293,482
Structured Asset Mortgage Investments II Trust
Series 2005-AR1, Class A1
0.70%, 04/19/2035 (A)	18,305	16,920
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class G
5.81%, 03/15/2042 (A) (B)	28,045	28,034
Series 2006-C25, Class C
5.90%, 05/15/2043 (A)	90,000	91,001
Series 2006-C25, Class D
5.90%, 05/15/2043 (A)	230,000	230,417
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR10, Class 1A1
2.40%, 09/25/2036 (A)	273,431	246,207
Series 2006-AR12, Class 1A1
2.32%, 10/25/2036 (A)	45,599	40,732
Series 2006-AR12, Class 2A3
1.82%, 10/25/2036 (A)	202,595	169,485
Series 2006-AR14, Class 1A3
1.98%, 11/25/2036 (A)	314,377	278,062

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR16, Class 3A1
3.83%, 12/25/2036 (A)	$ 149,499	$ 135,605
Series 2006-AR6, Class 2A3
4.32%, 08/25/2036 (A)	51,536	45,983
Series 2006-AR8, Class 1A4
2.40%, 08/25/2046 (A)	177,677	152,269
Series 2007-HY2, Class 1A1
2.29%, 12/25/2036 (A)	279,399	251,053
Series 2007-HY4, Class 1A1
1.96%, 04/25/2037 (A)	28,338	24,590
Series 2007-HY7, Class 2A2
2.23%, 07/25/2037 (A)	151,834	128,978
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1
5.75%, 01/25/2036	277,754	246,793
Series 2005-8, Class 1A2
5.50%, 10/25/2035	438,643	408,860
Series 2006-AR6, Class 2A
1.16%, 08/25/2046 (A)	379,152	257,972
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 2A1
0.62%, 06/25/2037 (A)	135,462	97,613
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6, Class 3A1
2.60%, 03/25/2036 (A)	89,109	86,453
Series 2006-AR7, Class 2A4
2.65%, 05/25/2036 (A)	262,714	249,146
Series 2007-AR7, Class A1
2.64%, 12/28/2037 (A)	313,434	289,626
WFRBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-C12, Class XA
1.61%, 03/15/2048 (A) (B)	1,505,837	108,625

Total Mortgage-Backed Securities (Cost $17,227,726)		17,171,104

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.7%
Federal Home Loan Mortgage Corp.
2.50%, 05/01/2030 - 06/01/2030	360,205	367,892
3.00%, TBA (F)	4,497,000	4,574,507
3.00%, 03/01/2045 - 09/01/2045	1,803,284	1,824,778
3.50%, 03/01/2045	236,807	247,216
3.50%, TBA (F)	3,342,000	3,469,806
4.00%, 05/01/2045 - 09/01/2045	4,460,454	4,759,683
5.50%, 11/01/2038	386,267	433,362
Federal Home Loan Mortgage Corp. REMIC
5.00%, 08/15/2036	1,222,682	1,347,385
5.50%, 06/15/2037	244,075	274,611
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
3.79%, 04/25/2024 (A)	120,000	112,691
3.99%, 03/25/2025 (A)	110,000	106,825
4.34%, 01/25/2025 (A)	260,000	259,373
4.94%, 10/25/2024 (A)	100,000	101,101
Federal National Mortgage Association
2.50%, 05/01/2030 - 07/01/2030	1,090,539	1,113,182
2.50%, TBA (F)	824,000	840,042
3.00%, 09/01/2030 - 07/01/2043	134,912	139,661
3.00%, TBA (F)	146,000	151,710

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, TBA (F)	$ 3,636,000	$ 3,792,916
4.00%, 06/01/2045	866,647	929,170
4.00%, TBA (F)	1,848,000	1,971,225
4.50%, 03/01/2044	96,512	104,703
4.50%, TBA (F)	4,163,000	4,512,757
5.00%, 07/01/2039	389,442	431,970
Federal National Mortgage Association Connecticut Avenue Securities
3.09%, 07/25/2024 (A)	60,000	54,446
4.19%, 05/25/2025 (A)	130,000	123,804
4.49%, 02/25/2025 (A)	120,000	117,008
5.09%, 11/25/2024 (A)	190,000	190,594
5.19%, 11/25/2024 (A)	100,000	100,759
Federal National Mortgage Association REMIC
3.00%, 02/25/2041	1,500,561	1,547,647
Government National Mortgage Association
3.00%, 09/20/2045	880,000	899,319
3.50%, 06/20/2045	2,525,086	2,650,079
3.50%, TBA (F)	896,000	936,739
4.00%, 08/20/2045	672,493	717,908
4.75%, 05/20/2039	70,000	77,856
5.00%, 11/15/2039	492,021	546,106

Total U.S. Government Agency Obligations (Cost $39,635,194)		39,828,831

U.S. GOVERNMENT OBLIGATIONS - 28.6%
U.S. Treasury Bond
3.00%, 05/15/2045	4,700,000	4,809,787
U.S. Treasury Note
0.63%, 07/31/2017 (C)	1,000	1,000
0.63%, 08/31/2017 - 09/30/2017	8,288,000	8,285,506
1.00%, 09/15/2018	7,964,000	7,982,254
1.38%, 09/30/2018 - 09/30/2020	9,003,000	9,001,922
1.50%, 07/31/2016	5,336,000	5,386,857
1.75%, 09/30/2022	1,532,000	1,531,202
1.88%, 05/31/2022	2,004,000	2,022,527
2.00%, 08/15/2025 (C)	751,000	747,030
2.13%, 06/30/2022	46,000	47,198

Total U.S. Government Obligations (Cost $39,725,599)		39,815,283

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1%
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.91%
Expires 11/13/2015, JPM	20,422,000	53,322
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.77%
Expires 11/12/2015, MSC	20,422,000	21,446

Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $336,010)		74,768

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (H)	3,155,698	$ 3,155,698

Total Securities Lending Collateral (Cost $3,155,698)		3,155,698

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2015, to be repurchased at $1,254,876 on 10/01/2015. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $1,282,350.	$ 1,254,876	1,254,876

Total Repurchase Agreement (Cost $1,254,876)		1,254,876

Total Investments (Cost $164,312,968) (I)		162,835,007
Net Other Assets (Liabilities) - (17.2)%		(23,910,610)

Net Assets - 100.0%		$ 138,924,397

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	2.71%	11/13/2015	USD	40,844,000	$(200,135)	$(228,740)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	1.95	11/12/2015	USD	40,844,000	(176,991)	(15,055)

Total								$(377,126)	$(243,795)

CENTRALLY CLEARED SWAP AGREEMENTS: (J)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.62%	09/01/2020	USD	3,300,000	$41,712	$—	$41,712
3-Month USD-LIBOR	1.63	09/01/2020	USD	1,700,000	21,804	—	21,804
3-Month USD-LIBOR	2.00	11/05/2019	USD	9,540,000	371,098	—	371,098
3-Month USD-LIBOR	2.23	09/08/2025	USD	4,600,000	104,060	—	104,060
3-Month USD-LIBOR	2.30	09/18/2025	USD	4,900,000	135,896	—	135,896
3-Month USD-LIBOR	2.41	10/30/2024	USD	2,431,000	122,517	—	122,517
3-Month USD-LIBOR	2.77	08/25/2025	USD	3,200,000	19,318	—	19,318
3-Month USD-LIBOR	2.79	08/24/2025	USD	1,600,000	11,231	—	11,231
3-Month USD-LIBOR	2.81	08/24/2025	USD	3,200,000	24,768	—	24,768

Total					$852,404	$—	$852,404

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.59%	09/08/2020	USD	1,500,000	$(16,034)	$—	$(16,034)
3-Month USD-LIBOR	1.60	09/01/2020	USD	1,600,000	(18,307)	—	(18,307)
3-Month USD-LIBOR	1.64	09/18/2020	USD	1,700,000	(21,761)	—	(21,761)
3-Month USD-LIBOR	1.67	10/30/2019	USD	4,677,000	(122,307)	—	(122,307)
3-Month USD-LIBOR	2.25	09/01/2025	USD	1,600,000	(38,490)	—	(38,490)
3-Month USD-LIBOR	2.26	09/01/2025	USD	3,200,000	(79,516)	—	(79,516)
3-Month USD-LIBOR	2.26	09/01/2025	USD	1,700,000	(42,956)	—	(42,956)
3-Month USD-LIBOR	2.76	11/05/2024	USD	5,060,000	(432,270)	—	(432,270)
3-Month USD-LIBOR	2.85	08/27/2025	USD	3,200,000	(30,023)	—	(30,023)
3-Month USD-LIBOR	2.97	09/01/2025	USD	3,200,000	(41,351)	—	(41,351)

Total					$(843,015)	$—	$(843,015)

FUTURES CONTRACTS: (K)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	36	12/31/2015	$8,917	$—
5-Year U.S. Treasury Note	Short	(82)	12/31/2015	—	(59,143)
10-Year U.S. Treasury Note	Short	(16)	12/21/2015	—	(23,727)
U.S. Treasury Bond	Long	7	12/21/2015	12,397	—
U.S. Treasury Bond	Long	10	12/21/2015	16,146	—

Total				$37,460	$(82,870)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/21/2015	MXN	15,173,748	USD	915,267	$—	$(19,301)
CITI	10/21/2015	USD	915,267	MXN	15,666,381	—	(9,787)
GSC	10/21/2015	MXN	15,169,172	USD	915,267	—	(19,572)
JPM	10/21/2015	MXN	15,180,613	USD	915,267	—	(18,896)
JPM	10/21/2015	USD	1,830,533	MXN	31,362,769	—	(21,346)

Total						$—	$(88,902)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	24.5%	$39,828,831
U.S. Government Obligations	24.4	39,815,283
Mortgage-Backed Securities	10.5	17,171,104
Asset-Backed Securities	6.7	10,872,699
Banks	4.3	6,982,302
Oil, Gas & Consumable Fuels	2.8	4,562,703
Diversified Financial Services	2.6	4,156,789
Media	1.9	3,112,684
Diversified Telecommunication Services	1.6	2,546,945
Real Estate Investment Trusts	1.4	2,270,231
Capital Markets	1.2	1,955,340
Health Care Providers & Services	1.1	1,744,162
Pharmaceuticals	0.9	1,537,271
Biotechnology	0.9	1,502,786
Foreign Government Obligations	0.9	1,423,402
Electric Utilities	0.8	1,380,260
Technology Hardware, Storage & Peripherals	0.8	1,345,139
Health Care Equipment & Supplies	0.8	1,293,460
Chemicals	0.7	1,184,624
Commercial Services & Supplies	0.6	1,046,227
Energy Equipment & Services	0.6	1,021,518
Food Products	0.6	986,834
Tobacco	0.6	917,727
Metals & Mining	0.6	911,819
Food & Staples Retailing	0.4	656,788
Software	0.4	636,932
Communications Equipment	0.4	635,670
Insurance	0.3	556,125
Wireless Telecommunication Services	0.3	458,568
IT Services	0.3	452,853
Trading Companies & Distributors	0.3	443,812
Semiconductors & Semiconductor Equipment	0.3	416,511
Airlines	0.3	413,040
Internet Software & Services	0.2	400,688
Multiline Retail	0.2	354,380
Consumer Finance	0.2	353,097
Automobiles	0.2	335,125
Paper & Forest Products	0.2	256,517
Beverages	0.2	249,062
Internet & Catalog Retail	0.1	234,600
Independent Power and Renewable Electricity Producers	0.1	233,156
Hotels, Restaurants & Leisure	0.1	230,891
Construction Materials	0.1	228,410
Electrical Equipment	0.1	165,728

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Aerospace & Defense	0.1%		$155,034
Industrial Conglomerates	0.1		152,042
Machinery	0.1		148,307
Marine	0.1		140,903
Road & Rail	0.1		130,452
Auto Components	0.1		123,884
Multi-Utilities	0.1		112,627
Life Sciences Tools & Services	0.1		88,010
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(G)	74,768
Household Durables	0.0	(G)	16,313

Investments, at Value	97.3		158,424,433
Short-Term Investments	2.7		4,410,574

Total Investments	100.0%		$162,835,007

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$10,872,699	$—	$10,872,699
Corporate Debt Securities	—	49,238,346	—	49,238,346
Foreign Government Obligations	—	1,423,402	—	1,423,402
Mortgage-Backed Securities	—	17,171,104	—	17,171,104
U.S. Government Agency Obligations	—	39,828,831	—	39,828,831
U.S. Government Obligations	—	39,815,283	—	39,815,283
Over-the-Counter Interest Rate Swaptions Purchased	—	74,768	—	74,768
Securities Lending Collateral	3,155,698	—	—	3,155,698
Repurchase Agreement	—	1,254,876	—	1,254,876

Total Investments	$3,155,698	$159,679,309	$—	$162,835,007

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$852,404	$—	$852,404
Futures Contracts (M)	37,460	—	—	37,460

Total Other Financial Instruments	$37,460	$852,404	$—	$889,864

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(243,795)	$—	$(243,795)
Centrally Cleared Interest Rate Swap Agreements	—	(843,015)	—	(843,015)
Futures Contracts (M)	(82,870)	—	—	(82,870)
Forward Foreign Currency Contracts (M)	—	(88,902)	—	(88,902)

Total Other Financial Instruments	$(82,870)	$(1,175,712)	$—	$(1,258,582)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $24,785,586, representing 17.8% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $3,090,568. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the total aggregate value of Regulation S securities is $917,491, representing 0.7% of the Portfolio’s net assets.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at September 30, 2015.
(I)

Aggregate cost for federal income tax purposes is $164,312,968. Aggregate gross unrealized appreciation and depreciation for all securities is $785,071 and $2,263,032, respectively. Net unrealized depreciation for tax purposes is $1,477,961.

(J)	Cash in the amount of $300,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(K)	Cash in the amount of $501,283 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citigroup, Inc.
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.0%
Northrop Grumman Corp.	4,430	$ 735,159
Textron, Inc. (A)	15,646	588,915

		1,324,074

Airlines - 1.8%
Delta Air Lines, Inc.	26,230	1,176,940

Beverages - 5.6%
Coca-Cola Enterprises, Inc.	20,696	1,000,652
Monster Beverage Corp. (A) (B)	5,504	743,810
PepsiCo, Inc.	19,966	1,882,794

		3,627,256

Biotechnology - 6.6%
Amgen, Inc.	6,332	875,842
Biogen, Inc. (B)	3,303	963,849
Celgene Corp. (B)	8,570	927,017
Gilead Sciences, Inc.	15,781	1,549,536

		4,316,244

Capital Markets - 2.5%
BlackRock, Inc., Class A	4,300	1,279,121
TD Ameritrade Holding Corp. (A)	11,181	356,003

		1,635,124

Chemicals - 1.1%
Eastman Chemical Co. (A)	11,310	731,983

Containers & Packaging - 1.8%
Crown Holdings, Inc. (A) (B)	16,249	743,392
Packaging Corp. of America	7,634	459,261

		1,202,653

Diversified Financial Services - 1.4%
Intercontinental Exchange, Inc.	3,991	937,845

Electrical Equipment - 1.2%
AMETEK, Inc., Class A (A)	14,972	783,335

Energy Equipment & Services - 0.9%
Halliburton Co.	15,928	563,055

Food & Staples Retailing - 3.3%
Costco Wholesale Corp. (A)	6,872	993,485
CVS Health Corp. (A)	11,764	1,134,991

		2,128,476

Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (B)	7,104	1,009,976

Health Care Providers & Services - 3.4%
McKesson Corp.	5,921	1,095,563
UnitedHealth Group, Inc.	9,629	1,117,060

		2,212,623

Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc., Class A (A) (B)	1,210	871,502
Hilton Worldwide Holdings, Inc. (A)	32,857	753,740
Starbucks Corp.	11,650	662,186

		2,287,428

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.0%
Jarden Corp. (A) (B)	13,406	$ 655,285

Household Products - 1.0%
Church & Dwight Co., Inc.	8,176	685,966

Industrial Conglomerates - 3.3%
Danaher Corp. (A)	14,483	1,234,096
Roper Technologies, Inc. (A)	5,761	902,749

		2,136,845

Insurance - 1.2%
Aon PLC	8,674	768,603

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (B)	4,529	2,318,350

Internet Software & Services - 5.3%
Alphabet, Inc., Class A (B)	4,666	2,978,634
Facebook, Inc., Class A (B)	5,025	451,748

		3,430,382

IT Services - 5.4%
Cognizant Technology Solutions Corp., Class A (B)	18,059	1,130,674
Visa, Inc., Class A (A)	34,552	2,406,892

		3,537,566

Machinery - 1.9%
Ingersoll-Rand PLC	14,694	746,014
Stanley Black & Decker, Inc.	4,910	476,172

		1,222,186

Media - 4.2%
AMC Networks, Inc., Class A (B)	2,700	197,559
Comcast Corp., Class A (A)	28,640	1,629,043
DISH Network Corp., Class A (A) (B)	15,167	884,843

		2,711,445

Multiline Retail - 1.1%
Dollar General Corp.	10,350	749,754

Pharmaceuticals - 6.1%
Allergan PLC (B)	3,379	918,446
Bristol-Myers Squibb Co. (A)	22,681	1,342,715
Merck & Co., Inc. (A)	18,155	896,676
Shire PLC, Class B, ADR	4,113	844,111

		4,001,948

Semiconductors & Semiconductor Equipment - 2.1%
Avago Technologies, Ltd., Class A	6,880	860,069
Freescale Semiconductor, Ltd. (B)	14,249	521,228

		1,381,297

Software - 8.1%
Adobe Systems, Inc. (B)	11,825	972,252
Electronic Arts, Inc. (A) (B)	9,555	647,351
Intuit, Inc. (A)	11,614	1,030,743
Microsoft Corp.	29,026	1,284,691
Red Hat, Inc. (B)	9,780	702,986
VMware, Inc., Class A (B)	7,899	622,362

		5,260,385

Specialty Retail - 5.9%
Home Depot, Inc. (A)	20,295	2,343,869

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc. (A)	15,970	$ 774,066
Ulta Salon Cosmetics & Fragrance, Inc. (A) (B)	4,336	708,286

		3,826,221

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	41,733	4,603,150

Textiles, Apparel & Luxury Goods - 3.5%
lululemon athletica, Inc. (A) (B)	10,901	552,136
NIKE, Inc., Class B	14,067	1,729,819

		2,281,955

Tobacco - 1.3%
Altria Group, Inc.	15,477	841,949

Total Common Stocks (Cost $57,615,611)		64,350,299

SECURITIES LENDING COLLATERAL - 23.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	15,568,915	15,568,915

Total Securities Lending Collateral (Cost $15,568,915)		15,568,915

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $778,225 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $794,006.	$ 778,225	778,225

Total Repurchase Agreement (Cost $778,225)		778,225

Total Investments (Cost $73,962,751) (D)		80,697,439
Net Other Assets (Liabilities) - (23.7)%		(15,470,892)

Net Assets - 100.0%		$ 65,226,547

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$64,350,299	$—	$—	$64,350,299
Securities Lending Collateral	15,568,915	—	—	15,568,915
Repurchase Agreement	—	778,225	—	778,225

Total Investments	$79,919,214	$778,225	$—	$80,697,439

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $15,229,129. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $73,962,751. Aggregate gross unrealized appreciation and depreciation for all securities is $9,209,383 and $2,474,695, respectively. Net unrealized appreciation for tax purposes is $6,734,688.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.7%
Cayman Islands - 4.8%
Callidus Debt Partners CLO Fund VI, Ltd.
Series 6A, Class A1T
0.55%, 10/23/2021 (A) (B)	$ 399,151	$ 391,017
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.89%, 10/20/2020 (A) (B)	250,000	249,952
Series 2006-2A, Class B1L
1.92%, 03/01/2021 (A) (B)	250,000	245,370
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.54%, 10/15/2021 (A) (B)	300,000	291,452
ColumbusNova CLO, Ltd.
Series 2006-2A, Class E
4.06%, 04/04/2018 (A) (B)	250,000	245,573
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class B
1.19%, 10/28/2019 (A) (B)	250,000	247,226
Series 2007-1A, Class C
2.29%, 10/28/2019 (A) (B)	250,000	249,984
Series 2007-1A, Class D
3.74%, 10/28/2019 (A) (B)	250,000	250,091
Gulf Stream - Sextant CLO, Ltd.
Series 2007-1A, Class D
2.73%, 06/17/2021 (A) (B)	250,000	243,924
Kingsland III, Ltd.
Series 2006-3A, Class B
0.98%, 08/24/2021 (A) (B)	420,000	400,743
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.29%, 07/20/2019 (A) (B)	250,000	247,409
Series 2007-1A, Class D
3.54%, 07/20/2019 (A) (B)	250,000	247,222
Muir Grove CLO, Ltd.
Series 2007-1A, Class B
2.30%, 03/25/2020 (A) (B)	600,000	582,566
Sierra CLO II, Ltd.
Series 2006-2A, Class B2L
3.80%, 01/22/2021 (A) (B)	300,000	300,600

		4,193,129

United States - 9.9%
American Residential Properties Trust
Series 2014-SFR1, Class C
2.56%, 09/17/2031 (A) (B)	250,000	247,655
BA Credit Card Trust
Series 2014-A2, Class A
0.48%, 09/16/2019 (A)	100,000	99,942
Bank of The West Auto Trust
Series 2014-1, Class A4
1.65%, 03/16/2020 (B)	400,000	403,262
Series 2015-1, Class A4
1.66%, 09/15/2020 (B)	100,000	100,426
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1
2.26%, 03/15/2023	600,000	607,538
Capital Auto Receivables Asset Trust
Series 2015-1, Class A3
1.61%, 06/20/2019	230,000	230,657
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3
0.59%, 01/18/2022 (A)	500,000	499,826

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CarMax Auto Owner Trust
Series 2014-4, Class A4
1.81%, 07/15/2020	$ 260,000	$ 262,511
Series 2015-1, Class A4
1.83%, 07/15/2020	180,000	181,432
Series 2015-3, Class A3
1.63%, 05/15/2020	350,000	352,278
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A
4.75%, 12/25/2019	94,575	95,677
Chase Issuance Trust
Series 2015-A7, Class A7
1.62%, 07/15/2020	300,000	303,282
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4
1.76%, 12/16/2019 (B)	200,000	201,367
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	488,948
Series 2013-A2, Class A2
0.48%, 05/26/2020 (A)	261,000	260,409
Series 2014-A6, Class A6
2.15%, 07/15/2021	130,000	132,629
CNH Equipment Trust
Series 2015-B, Class A4
1.89%, 04/15/2022	190,000	191,261
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	434,753
Series 2012-A6, Class A6
1.67%, 01/18/2022	220,000	220,064
Series 2014-A1, Class A1
0.64%, 07/15/2021 (A)	510,000	511,201
Series 2014-A4, Class A4
2.12%, 12/15/2021	200,000	203,782
Series 2015-A1, Class A1
0.56%, 08/17/2020 (A)	250,000	249,102
Series 2015-A3, Class A
1.45%, 03/15/2021	140,000	139,981
Fifth Third Auto Trust
Series 2014-2, Class A4
1.38%, 12/15/2020	180,000	180,690
GSAMP Trust
Series 2005-SEA2, Class A1
0.54%, 01/25/2045 (A) (B)	66,000	64,647
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4
1.55%, 10/15/2021	410,000	413,200
Series 2015-1, Class A4
1.67%, 08/15/2022	300,000	301,837
Hyundai Auto Receivables Trust
Series 2013-A, Class B
1.13%, 09/17/2018	210,000	209,747
Series 2014-A, Class A4
1.32%, 08/15/2019	180,000	180,532
Series 2014-B, Class A4
1.46%, 11/15/2019	50,000	50,212
Series 2015-A, Class A4
1.37%, 07/15/2020	180,000	179,928
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4
1.75%, 12/15/2021	140,000	140,685
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 05/21/2021 (B)	110,000	110,512

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.60%, 04/15/2021	$ 130,000	$ 130,466
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4
1.74%, 09/15/2020	100,000	101,066
USAA Auto Owner Trust
Series 2015-1, Class A4
1.54%, 11/16/2020	100,000	100,798
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4
0.66%, 03/20/2019	170,000	169,689

		8,751,992

Total Asset-Backed Securities (Cost $12,970,972)		12,945,121

CORPORATE DEBT SECURITIES - 47.9%
Australia - 1.6%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	175,000	175,476
Commonwealth Bank of Australia
1.13%, 03/13/2017	250,000	250,221
1.40%, 09/08/2017	250,000	250,768
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	400,000	398,982
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (B)	188,000	187,769
Westpac Banking Corp.
1.50%, 12/01/2017	175,000	174,868

		1,438,084

Canada - 3.1%
Bank of Montreal Series MTN
1.30%, 07/14/2017	240,000	240,812
1.80%, 07/31/2018 (C)	170,000	170,578
Bank of Nova Scotia
1.30%, 07/21/2017	438,000	438,485
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	148,000	146,295
Royal Bank of Canada
1.80%, 07/30/2018 (C)	230,000	230,972
Series MTN
1.50%, 01/16/2018	280,000	279,861
Thomson Reuters Corp.
0.88%, 05/23/2016	321,000	320,719
1.30%, 02/23/2017	119,000	118,750
1.65%, 09/29/2017	129,000	128,939
Toronto-Dominion Bank Series MTN
1.13%, 05/02/2017	350,000	350,507
2.25%, 11/05/2019	175,000	176,043
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	132,000	132,597

		2,734,558

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017 (B)	205,000	203,369

France - 0.8%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,872

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
BPCE SA Series MTN
1.63%, 02/10/2017	$ 250,000	$ 250,554
Sanofi
1.25%, 04/10/2018	240,000	239,459

		690,885

Germany - 0.4%
Deutsche Bank AG
1.35%, 05/30/2017	108,000	107,384
1.88%, 02/13/2018	223,000	222,385

		329,769

Ireland - 0.2%
Perrigo Co. PLC
1.30%, 11/08/2016	200,000	198,495

Italy - 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/2017	202,000	202,703

Japan - 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 (B) (C)	246,000	247,068
1.70%, 03/05/2018 (B)	200,000	198,823
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (B)	207,000	206,812
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (B)	200,000	199,248
Sumitomo Mitsui Banking Corp. Series MTN
1.35%, 07/11/2017	250,000	249,158

		1,101,109

Jersey, Channel Islands - 0.3%
UBS Group Funding Jersey, Ltd.
2.95%, 09/24/2020 (B)	240,000	240,457

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	215,000	215,855

Netherlands - 1.0%
ING Bank NV
2.05%, 08/17/2018 (B) (C)	250,000	251,177
2.70%, 08/17/2020 (B) (C)	300,000	303,854
Shell International Finance BV
2.13%, 05/11/2020	110,000	110,114
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (B)	240,000	238,941

		904,086

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017 (C)	162,000	161,552
1.95%, 11/08/2018	118,000	118,738

		280,290

Sweden - 0.2%
Nordea Bank AB
0.88%, 05/13/2016 (B)	200,000	199,995

Switzerland - 1.3%
Credit Suisse
1.70%, 04/27/2018	230,000	229,095
Series MTN
1.38%, 05/26/2017	256,000	255,767

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
UBS AG Series MTN
1.38%, 08/14/2017	$ 250,000	$ 249,250
1.80%, 03/26/2018	250,000	249,873
5.88%, 07/15/2016	190,000	196,682

		1,180,667

United Kingdom - 2.3%
Abbey National Treasury Services PLC
1.65%, 09/29/2017	323,000	324,237
Barclays Bank PLC
5.00%, 09/22/2016	160,000	165,998
BAT International Finance PLC
1.85%, 06/15/2018 (B)	180,000	180,820
BP Capital Markets PLC
1.67%, 02/13/2018	85,000	85,099
2.25%, 11/01/2016	140,000	141,626
2.52%, 01/15/2020	149,000	151,023
British Telecommunications PLC
5.95%, 01/15/2018	151,000	165,489
Lloyds Bank PLC
1.75%, 05/14/2018	220,000	219,556
2.00%, 08/17/2018	250,000	250,894
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	168,000	167,730
Vodafone Group PLC
5.63%, 02/27/2017	155,000	163,967

		2,016,439

United States - 34.4%
Abbott Laboratories
2.00%, 03/15/2020	300,000	299,719
AbbVie, Inc.
1.75%, 11/06/2017	209,000	209,621
1.80%, 05/14/2018	210,000	209,417
Air Lease Corp.
2.13%, 01/15/2018	183,000	181,170
Altera Corp.
1.75%, 05/15/2017	191,000	191,920
Altria Group, Inc.
2.63%, 01/14/2020	213,000	215,264
American Express Credit Corp. Series MTN
1.55%, 09/22/2017	97,000	97,269
1.80%, 07/31/2018	230,000	229,927
American Honda Finance Corp. Series MTN
1.20%, 07/14/2017	111,000	110,925
2.25%, 08/15/2019	250,000	251,745
AmerisourceBergen Corp.
1.15%, 05/15/2017	305,000	303,806
Anthem, Inc.
2.25%, 08/15/2019	170,000	169,237
Apple, Inc.
0.90%, 05/12/2017	250,000	250,479
Applied Materials, Inc.
2.63%, 10/01/2020	350,000	351,060
Automatic Data Processing, Inc.
2.25%, 09/15/2020	310,000	311,900
Bank of America Corp.
2.60%, 01/15/2019	405,000	409,115
3.75%, 07/12/2016	310,000	316,176
Series MTN
1.95%, 05/12/2018	228,000	228,612
Baxalta, Inc.
2.00%, 06/22/2018 (B)	170,000	169,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Baxter International, Inc.
0.95%, 06/01/2016	$ 168,000	$ 168,084
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	200,000	200,587
BB&T Corp. Series MTN
1.60%, 08/15/2017	310,000	311,554
Becton Dickinson and Co.
1.45%, 05/15/2017	148,000	147,729
1.80%, 12/15/2017	164,000	164,719
Capital One NA
2.35%, 08/17/2018	250,000	250,696
Cardinal Health, Inc.
1.95%, 06/15/2018	110,000	110,118
Caterpillar Financial Services Corp. Series MTN
2.25%, 12/01/2019	219,000	219,811
Celgene Corp.
2.13%, 08/15/2018	170,000	171,346
Charles Schwab Corp.
1.50%, 03/10/2018	240,000	240,230
Chevron Corp.
1.37%, 03/02/2018	250,000	250,226
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
1.70%, 05/01/2018 (B)	100,000	99,774
Cisco Systems, Inc.
1.10%, 03/03/2017	315,000	316,037
1.65%, 06/15/2018	200,000	201,457
Citigroup, Inc.
1.85%, 11/24/2017	456,000	457,068
Citizens Bank NA Series MTN
1.60%, 12/04/2017	250,000	249,049
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018 (B)	170,000	170,329
Comerica, Inc.
2.13%, 05/23/2019	195,000	194,762
Compass Bank
1.85%, 09/29/2017	316,000	315,935
ConocoPhillips Co.
1.50%, 05/15/2018	100,000	99,908
Corning, Inc.
1.50%, 05/08/2018	160,000	160,137
Daimler Finance North America LLC
1.65%, 03/02/2018 (B)	225,000	221,933
Discover Bank
2.60%, 11/13/2018	100,000	100,419
Dominion Resources, Inc.
1.40%, 09/15/2017	200,000	199,284
1.90%, 06/15/2018	240,000	239,771
Eastman Chemical Co.
2.40%, 06/01/2017	201,000	203,658
ELI Lilly & Co.
1.25%, 03/01/2018	125,000	124,926
Energy Transfer Partners, LP
2.50%, 06/15/2018	110,000	109,512
Entergy Corp.
4.70%, 01/15/2017	329,000	337,590
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	218,500
Equity One, Inc.
6.25%, 01/15/2017	160,000	168,864
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	99,692
3.13%, 05/15/2016	241,000	243,743

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Fifth Third Bank Series MTN
2.15%, 08/20/2018	$ 350,000	$ 352,676
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	217,573
1.70%, 05/09/2016	200,000	200,567
3.16%, 08/04/2020	350,000	349,599
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	160,000	144,400
General Electric Capital Corp. Series MTN
2.20%, 01/09/2020	188,000	190,613
General Motors Financial Co., Inc.
2.63%, 07/10/2017	310,000	310,719
Gilead Sciences, Inc.
1.85%, 09/04/2018	60,000	60,419
2.35%, 02/01/2020	184,000	185,320
Glencore Funding LLC
2.13%, 04/16/2018 (B)	70,000	60,200
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	498,000	504,504
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B) (D)	91,000	90,949
2.85%, 10/05/2018 (B) (D)	68,000	67,913
HSBC USA, Inc.
1.50%, 11/13/2017	155,000	154,736
2.00%, 08/07/2018	120,000	120,192
Huntington National Bank
1.35%, 08/02/2016	250,000	250,097
1.70%, 02/26/2018	250,000	248,827
2.00%, 06/30/2018	270,000	270,690
Hyundai Capital America
1.88%, 08/09/2016 (B)	375,000	376,813
Intel Corp.
1.35%, 12/15/2017	260,000	259,535
International Business Machines Corp.
1.95%, 07/22/2016	100,000	101,149
JM Smucker Co.
1.75%, 03/15/2018 (B)	280,000	280,642
John Deere Capital Corp.
1.05%, 10/11/2016	158,000	158,531
Johnson Controls, Inc.
1.40%, 11/02/2017	104,000	103,369
JPMorgan Chase & Co. Series MTN
1.35%, 02/15/2017	254,000	254,330
1.70%, 03/01/2018	473,000	471,924
KeyCorp Series MTN
2.30%, 12/13/2018	184,000	184,986
Kilroy Realty, LP
4.80%, 07/15/2018	64,000	67,980
Kinder Morgan, Inc.
2.00%, 12/01/2017	186,000	184,652
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	162,844
Kraft Heinz Foods Co.
2.00%, 07/02/2018 (B)	300,000	300,418
L-3 Communications Corp.
1.50%, 05/28/2017	148,000	146,647
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	336,385
McKesson Corp.
1.29%, 03/10/2017	175,000	174,668
Medtronic, Inc.
0.88%, 02/27/2017	218,000	218,014
2.50%, 03/15/2020	131,000	132,764

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MetLife, Inc.
1.90%, 12/15/2017	$ 129,000	$ 129,943
Monsanto Co.
1.15%, 06/30/2017	344,000	342,888
Morgan Stanley
1.88%, 01/05/2018	190,000	190,490
2.13%, 04/25/2018	200,000	201,178
Series MTN
2.20%, 12/07/2018	20,000	20,186
5.45%, 01/09/2017	241,000	253,132
Murphy Oil Corp.
2.50%, 12/01/2017	185,000	180,629
Murray Street Investment Trust I
4.65%, 03/09/2017 (E)	204,000	212,751
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	238,000	238,675
NetApp, Inc.
2.00%, 12/15/2017	200,000	200,209
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	130,000	130,043
Oracle Corp.
1.20%, 10/15/2017	260,000	260,438
PACCAR Financial Corp. Series MTN
1.45%, 03/09/2018	130,000	130,164
1.75%, 08/14/2018	150,000	150,739
PepsiCo, Inc.
1.25%, 04/30/2018	140,000	139,881
Pfizer, Inc.
1.10%, 05/15/2017	249,000	249,459
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	240,049
2.50%, 05/16/2016 (C)	280,000	283,056
PNC Bank NA
1.15%, 11/01/2016	250,000	250,384
PNC Funding Corp.
5.63%, 02/01/2017	230,000	242,223
PPG Industries, Inc.
2.30%, 11/15/2019	171,000	172,401
Pricoa Global Funding I
1.90%, 09/21/2018 (B)	210,000	211,140
Procter & Gamble Co.
1.90%, 11/01/2019	180,000	181,842
Qualcomm, Inc.
1.40%, 05/18/2018 (C)	110,000	109,583
Regions Bank
2.25%, 09/14/2018	290,000	291,161
Regions Financial Corp.
2.00%, 05/15/2018	202,000	201,840
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	151,614
3.50%, 08/04/2016 (B)	90,000	91,417
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	131,000	135,596
Santander Bank NA
2.00%, 01/12/2018	250,000	249,158
Southern California Edison Co.
1.13%, 05/01/2017	172,000	171,864
Southern Co.
1.30%, 08/15/2017	239,000	238,037
Southern Power Co.
1.50%, 06/01/2018	160,000	158,063
Southwest Airlines Co.
2.75%, 11/06/2019	163,000	166,095
St. Jude Medical, Inc.
2.00%, 09/15/2018	110,000	110,257

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
St. Jude Medical, Inc. (continued)
2.80%, 09/15/2020	$ 130,000	$ 130,753
Starbucks Corp.
0.88%, 12/05/2016	286,000	286,467
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	131,439
3.50%, 01/20/2017	168,000	172,124
Synchrony Financial
1.88%, 08/15/2017	276,000	276,085
Toyota Motor Credit Corp. Series MTN
1.45%, 01/12/2018	154,000	154,180
United Parcel Service, Inc.
1.13%, 10/01/2017	200,000	200,812
United Technologies Corp.
1.78%, 05/04/2018 (E)	150,000	149,711
UnitedHealth Group, Inc.
1.40%, 12/15/2017	179,000	178,816
1.90%, 07/16/2018	100,000	101,037
US Bancorp Series MTN
2.20%, 11/15/2016	100,000	101,454
US Bank NA
1.38%, 09/11/2017	250,000	250,738
Valspar Corp.
6.05%, 05/01/2017 (C)	118,000	124,877
Ventas Realty, LP
1.25%, 04/17/2017	205,000	204,069
1.55%, 09/26/2016	186,000	186,492
Verizon Communications, Inc.
2.63%, 02/21/2020	240,000	240,712
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	78,000	79,053
Waste Management, Inc.
2.60%, 09/01/2016	144,000	145,961
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 (B)	200,000	198,667
Wells Fargo & Co. Series MTN
2.10%, 05/08/2017	496,000	502,931
Welltower, Inc., REIT
3.63%, 03/15/2016	94,000	94,933
Whirlpool Corp.
1.65%, 11/01/2017	162,000	162,503
WM Wrigley Jr. Co.
1.40%, 10/21/2016 (B)	205,000	205,499
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	150,187
Zoetis, Inc.
1.88%, 02/01/2018	172,000	171,470

		30,257,500

Total Corporate Debt Securities (Cost $42,186,260)		42,194,261

MORTGAGE-BACKED SECURITIES - 6.6%
Cayman Islands - 0.3%
PFP, Ltd.
Series 2015-2, Class C
3.46%, 07/14/2034 (A) (B)	240,000	240,040

United States - 6.3%
Banc of America Commercial Mortgage Trust
Series 2006-2, Class A4
5.95%, 05/10/2045 (A)	64,018	64,629

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Commercial Mortgage Trust (continued)
Series 2006-4, Class A4
5.63%, 07/10/2046	$ 240,757	$ 244,719
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class H
6.23%, 11/10/2038 (A) (B)	111,130	111,508
Banc of America Re-REMIC Trust
Series 2009-UB2, Class A4AA
5.81%, 02/24/2051 (A) (B)	137,653	142,325
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C
5.06%, 09/11/2042 (A)	210,000	210,028
Series 2005-T18, Class C
5.07%, 02/13/2042 (A)	141,135	141,101
Series 2006-PW11, Class A4
5.60%, 03/11/2039 (A)	118,316	118,843
CD Commercial Mortgage Trust
Series 2005-CD1, Class C
5.29%, 07/15/2044 (A)	200,000	199,816
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (A)	348,684	359,717
Series 2007-CD4, Class A4
5.32%, 12/11/2049	255,000	263,294
CD Mortgage Trust
Series 2007-CD5, Class AJ
6.32%, 11/15/2044 (A)	230,000	244,748
Series 2007-CD5, Class AJA
6.32%, 11/15/2044 (A)	70,000	74,215
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A1A
5.90%, 12/10/2049 (A)	400,833	423,434
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.48%, 04/15/2047 (A)	212,310	222,611
COMM Mortgage Trust
Series 2010-RR1, Class GEA
5.54%, 12/11/2049 (A) (B)	390,000	401,236
CSMC Trust
Series 2009-RR3, Class A5A
5.34%, 12/15/2043 (A) (B)	200,000	206,306
Series 2010-RR5, Class 2A
5.34%, 12/16/2043 (A) (B)	360,000	366,882
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (A)	109,690	111,100
Series 2006-LDP7, Class A4
6.10%, 04/15/2045 (A)	312,426	317,163
JPMorgan Chase Commercial Mortgage- Backed Securities Trust
Series 2010-RR1, Class JPA
5.96%, 06/18/2049 (A) (B)	170,000	175,842
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A2
5.30%, 11/15/2038	37,019	37,238
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3
6.72%, 11/15/2026 (A)	120,652	123,301
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class ASB
5.64%, 09/12/2049	18,900	18,873
Morgan Stanley Capital I Trust
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (A)	19,072	19,195

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	$ 5,411	$ 5,407
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 (A) (B)	122,807	122,724
TIAA CMBS I Trust
Series 2001-C1A, Class L
5.77%, 06/19/2033 (B)	470,000	481,621
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 (A)	24,295	24,308
Series 2006-C24, Class A3
5.56%, 03/15/2045 (A)	147,702	148,374
Series 2007-C30, Class A3
5.25%, 12/15/2043	222,911	224,500

		5,605,058

Total Mortgage-Backed Securities (Cost $6,025,357)		5,845,098

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal National Mortgage Association
1.07%, 11/25/2016	57,642	57,840

Total U.S. Government Agency Obligation (Cost $58,011)		57,840

U.S. GOVERNMENT OBLIGATIONS - 29.7%
U.S. Treasury Note
0.38%, 10/31/2016	3,975,000	3,974,122
0.63%, 07/31/2017 - 08/31/2017	7,156,000	7,155,722
0.63%, 09/30/2017 (D)	1,814,000	1,813,149
1.00%, 09/15/2018 (D)	408,000	408,935
1.38%, 09/30/2020	226,000	225,947
1.50%, 07/31/2016	7,575,000	7,647,197
1.63%, 07/31/2020	4,496,000	4,550,914
1.75%, 09/30/2022	393,000	392,795
2.13%, 06/30/2022	3,000	3,078

Total U.S. Government Obligations (Cost $26,130,993)		26,171,859

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (F)	1,532,043	1,532,043

Total Securities Lending Collateral (Cost $1,532,043)		1,532,043

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (F), dated 09/30/2015, to be repurchased at $838,993 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $858,925.	$ 838,993	838,993

Total Repurchase Agreement (Cost $838,993)		838,993

Total Investments (Cost $89,742,629) (G)		89,585,215
Net Other Assets (Liabilities) - (1.8)%		(1,547,763)

Net Assets - 100.0%		$ 88,037,452

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS – (0.0)% (H) (I)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.49%	07/31/2020	USD	4,496,000	$(32,517)	$—	$(32,517)

FUTURES CONTRACTS: (J)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	65	12/31/2015	$13,566	$—
5-Year U.S. Treasury Note	Short	(52)	12/31/2015	—	(37,505)

Total				$13,566	$(37,505)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	29.2%	$ 26,171,859
Asset-Backed Securities	14.5	12,945,121
Banks	14.0	12,497,271
Mortgage-Backed Securities	6.5	5,845,098
Diversified Financial Services	4.8	4,342,584
Capital Markets	2.6	2,345,982
Oil, Gas & Consumable Fuels	2.2	2,009,477
Health Care Equipment & Supplies	1.7	1,522,226
Pharmaceuticals	1.6	1,400,251
Health Care Providers & Services	1.5	1,381,117
Consumer Finance	1.4	1,262,526
Tobacco	1.3	1,162,220
Automobiles	1.2	1,115,596
Real Estate Investment Trusts	1.2	1,108,774
Biotechnology	1.1	1,005,613
Chemicals	1.1	979,420
Semiconductors & Semiconductor Equipment	1.1	965,359
Electric Utilities	1.0	877,534
Food Products	0.9	786,559
Communications Equipment	0.7	627,077
Technology Hardware, Storage & Peripherals	0.7	609,550
Media	0.6	568,408
Metals & Mining	0.6	547,806
Multi-Utilities	0.5	439,055
IT Services	0.5	413,049
Diversified Telecommunication Services	0.5	406,201
Commercial Services & Supplies	0.4	384,902
Energy Equipment & Services	0.4	351,097
Insurance	0.4	341,083
Aerospace & Defense	0.3	296,358
Hotels, Restaurants & Leisure	0.3	286,467
Software	0.3	260,438
Internet Software & Services	0.2	203,369
Air Freight & Logistics	0.2	200,812
Household Products	0.2	181,842
Trading Companies & Distributors	0.2	181,170
Airlines	0.2	166,095
Wireless Telecommunication Services	0.2	163,967
Household Durables	0.2	162,503
Electronic Equipment, Instruments & Components	0.2	160,137
Independent Power and Renewable Electricity Producers	0.2	158,063
Beverages	0.2	139,881

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Auto Components	0.1%	$ 103,369
Food & Staples Retailing	0.1	79,053
U.S. Government Agency Obligation	0.1	57,840

Investments, at Value	97.4	87,214,179
Short-Term Investments	2.6	2,371,036

Total Investments	100.0%	$ 89,585,215

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$12,945,121	$—	$12,945,121
Corporate Debt Securities	—	42,194,261	—	42,194,261
Mortgage-Backed Securities	—	5,845,098	—	5,845,098
U.S. Government Agency Obligation	—	57,840	—	57,840
U.S. Government Obligations	—	26,171,859	—	26,171,859
Securities Lending Collateral	1,532,043	—	—	1,532,043
Repurchase Agreement	—	838,993	—	838,993

Total Investments	$1,532,043	$88,053,172	$—	$89,585,215

Other Financial Instruments
Futures Contracts (L)	$13,566	$—	$—	$13,566

Total Other Financial Instruments	$13,566	$—	$—	$13,566

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(32,517)	$—	$(32,517)
Futures Contracts (L)	(37,505)	—	—	(37,505)

Total Other Financial Instruments	$(37,505)	$(32,517)	$—	$(70,022)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of September 30, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the total aggregate value of 144A securities is $13,573,440, representing 15.4% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $1,500,501. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2015.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at September 30, 2015.
(G)

Aggregate cost for federal income tax purposes is $89,742,629. Aggregate gross unrealized appreciation and depreciation for all securities is $212,735 and $370,149, respectively. Net unrealized depreciation for tax purposes is $157,414.

(H)	Cash in the amount of $100,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Cash in the amount of $111,646 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

CURRENCY ABBREVIATION:

USD	United States Dollar

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.7%
Orbital ATK, Inc.	35,072	$ 2,520,625
Textron, Inc.	70,741	2,662,691

		5,183,316

Airlines - 2.6%
Southwest Airlines Co.	132,063	5,023,677

Auto Components - 1.3%
Lear Corp.	22,859	2,486,602

Beverages - 3.8%
Coca-Cola Enterprises, Inc.	80,927	3,912,821
Monster Beverage Corp. (A)	25,074	3,388,500

		7,301,321

Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (A)	28,250	2,975,290
Incyte Corp. (A)	20,176	2,226,018

		5,201,308

Capital Markets - 4.4%
Affiliated Managers Group, Inc. (A)	16,040	2,742,680
Ameriprise Financial, Inc.	13,309	1,452,411
SEI Investments Co.	40,594	1,957,849
TD Ameritrade Holding Corp.	76,079	2,422,355

		8,575,295

Chemicals - 1.1%
Eastman Chemical Co.	33,627	2,176,339

Commercial Services & Supplies - 1.1%
Waste Connections, Inc.	42,091	2,044,781

Communications Equipment - 2.0%
F5 Networks, Inc., Class B (A) (B)	17,097	1,979,833
Palo Alto Networks, Inc. (A) (B)	11,280	1,940,160

		3,919,993

Containers & Packaging - 3.0%
Crown Holdings, Inc. (A)	49,843	2,280,317
Packaging Corp. of America	58,772	3,535,724

		5,816,041

Diversified Financial Services - 1.7%
Intercontinental Exchange, Inc.	13,721	3,224,298

Electrical Equipment - 1.8%
AMETEK, Inc., Class A	66,853	3,497,749

Food Products - 1.9%
Hain Celestial Group, Inc. (A) (B)	30,872	1,592,995
TreeHouse Foods, Inc. (A)	26,125	2,032,264

		3,625,259

Health Care Equipment & Supplies - 5.5%
ABIOMED, Inc. (A)	15,457	1,433,791
DexCom, Inc. (A)	20,250	1,738,665
Edwards Lifesciences Corp. (A)	25,404	3,611,687
Hologic, Inc. (A)	62,931	2,462,490
Intuitive Surgical, Inc. (A)	2,862	1,315,318

		10,561,951

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	36,608	$ 2,812,227

Hotels, Restaurants & Leisure - 6.4%
Chipotle Mexican Grill, Inc., Class A (A)	5,945	4,281,886
Domino’s Pizza, Inc.	30,413	3,281,867
Hilton Worldwide Holdings, Inc.	129,659	2,974,377
Marriott International, Inc., Class A (B)	27,069	1,846,106

		12,384,236

Household Durables - 2.5%
Jarden Corp. (A)	60,804	2,972,099
Toll Brothers, Inc. (A)	56,769	1,943,771

		4,915,870

Household Products - 1.0%
Church & Dwight Co., Inc.	23,069	1,935,489

Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	19,565	3,065,835

Insurance - 2.1%
Aon PLC	45,567	4,037,692

Internet Software & Services - 1.5%
Akamai Technologies, Inc. (A)	40,688	2,809,913

IT Services - 3.8%
Broadridge Financial Solutions, Inc.	40,269	2,228,889
Sabre Corp.	79,452	2,159,505
Vantiv, Inc., Class A (A)	66,666	2,994,637

		7,383,031

Leisure Products - 1.3%
Hasbro, Inc. (B)	35,670	2,573,234

Life Sciences Tools & Services - 3.4%
Mettler-Toledo International, Inc. (A)	4,583	1,304,963
Quintiles Transnational Holdings, Inc. (A)	32,096	2,232,919
Waters Corp. (A)	25,382	3,000,406

		6,538,288

Machinery - 2.8%
Ingersoll-Rand PLC	44,607	2,264,697
Stanley Black & Decker, Inc.	14,129	1,370,231
Wabtec Corp.	21,244	1,870,534

		5,505,462

Media - 2.9%
AMC Networks, Inc., Class A (A)	40,816	2,986,507
Starz, Class A (A)	70,828	2,644,717

		5,631,224

Multiline Retail - 1.9%
Dollar General Corp.	51,516	3,731,819

Oil, Gas & Consumable Fuels - 0.7%
EQT Corp.	21,786	1,411,079

Pharmaceuticals - 1.7%
Zoetis, Inc., Class A	79,364	3,268,210

Professional Services - 2.6%
Equifax, Inc.	22,615	2,197,726
Nielsen Holdings PLC	62,511	2,779,864

		4,977,590

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 2.5%
Equinix, Inc. (B)	7,020	$ 1,919,268
Extra Space Storage, Inc.	37,798	2,916,494

		4,835,762

Semiconductors & Semiconductor Equipment - 4.9%
Freescale Semiconductor, Ltd. (A) (B)	66,597	2,436,118
Integrated Device Technology, Inc. (A)	86,270	1,751,281
Maxim Integrated Products, Inc., Class A	64,014	2,138,068
Microchip Technology, Inc. (B)	75,217	3,241,100

		9,566,567

Software - 9.7%
ANSYS, Inc. (A)	25,825	2,276,216
Electronic Arts, Inc. (A)	55,550	3,763,512
Fortinet, Inc. (A)	53,653	2,279,179
Intuit, Inc.	51,788	4,596,185
Red Hat, Inc. (A)	52,303	3,759,540
SolarWinds, Inc. (A)	52,317	2,052,919

		18,727,551

Specialty Retail - 6.2%
Five Below, Inc. (A) (B)	30,501	1,024,224
Ross Stores, Inc.	86,907	4,212,382
Tractor Supply Co. (B)	31,409	2,648,407
Ulta Salon Cosmetics & Fragrance, Inc. (A)	25,633	4,187,150

		12,072,163

Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (A) (B)	40,105	2,031,318

Total Common Stocks (Cost $180,505,654)		188,852,490

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	20,895,473	20,895,473

Total Securities Lending Collateral (Cost $20,895,473)		20,895,473

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $2,220,221 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $2,267,163.	$ 2,220,220	2,220,220

Total Repurchase Agreement (Cost $2,220,220)		2,220,220

Total Investments (Cost $203,621,347) (D)		211,968,183
Net Other Assets (Liabilities) - (9.6)%		(18,511,851)

Net Assets - 100.0%		$ 193,456,332

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$188,852,490	$—	$—	$188,852,490
Securities Lending Collateral	20,895,473	—	—	20,895,473
Repurchase Agreement	—	2,220,220	—	2,220,220

Total Investments	$209,747,963	$2,220,220	$—	$211,968,183

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $20,441,152. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $203,621,347. Aggregate gross unrealized appreciation and depreciation for all securities is $15,681,940 and $7,335,104, respectively. Net unrealized appreciation for tax purposes is $8,346,836.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 84.9%
Alternative Investments - 2.5%
Transamerica MLP & Energy Income (A)	24,815	$ 183,878

Fixed Income - 31.4%
Transamerica Core Bond (A)	27,036	271,711
Transamerica Flexible Income (A)	12,235	112,681
Transamerica Floating Rate (A)	18,738	184,010
Transamerica High Yield Bond (A)	36,565	323,598
Transamerica Intermediate Bond (A)	3,474	35,015
Transamerica PIMCO Total Return VP (B)	111,980	1,236,258
Transamerica Unconstrained Bond (A)	12,160	118,682
Transamerica Voya Intermediate Bond VP (B)	3,463	34,669

		2,316,624

Global/International Equity - 14.2%
Transamerica International Equity Opportunities (A)	39,398	288,396
Transamerica International Small Cap (A)	66,936	626,524
Transamerica TS&W International Equity VP (B)	11,557	135,794

		1,050,714

U.S. Equity - 36.8%
Transamerica Capital Growth (A)	35,341	577,119
Transamerica Jennison Growth VP (B)	10,485	104,224
Transamerica Large Cap Value (A)	15,766	184,144
Transamerica Mid Cap Growth (A)	53,335	583,491
Transamerica Mid Cap Value Opportunities (A)	27,388	295,518
Transamerica Small Cap Core (A)	3,540	32,847
Transamerica Small Cap Growth (A)	2,979	36,764
Transamerica Small Cap Value (A)	3,215	33,852
Transamerica Systematic Small/Mid Cap Value VP (B)	1,895	34,326
Transamerica T. Rowe Price Small Cap VP (B)	35,455	469,784
Transamerica Voya Large Cap Growth VP (B)	21,261	263,419
Transamerica Voya Mid Cap Opportunities VP (B)	9,115	104,727

		2,720,215

Total Investment Companies (Cost $6,667,283)		6,271,431

	Principal	Value
REPURCHASE AGREEMENT - 17.8%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $1,318,700 on 10/01/2015. Collateralized by a U.S. Government Obligation, 0.63%, due 09/30/2017, and with a value of $1,348,313.

	$ 1,318,700	$ 1,318,700

Total Repurchase Agreement (Cost $1,318,700)		1,318,700

Total Investments (Cost $7,985,983) (D)		7,590,131
Net Other Assets (Liabilities) - (2.7)%		(198,340)

Net Assets - 100.0%		$ 7,391,791

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Investment Companies	$6,271,431	$—	$—	$6,271,431
Repurchase Agreement	—	1,318,700	—	1,318,700

Total Investments	$6,271,431	$1,318,700	$—	$7,590,131

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $7,985,983. Aggregate gross unrealized appreciation and depreciation for all securities is $24 and $395,876, respectively. Net unrealized depreciation for tax purposes is $395,852.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,685	$ 159,553
TransDigm Group, Inc. (A) (B)	357	75,830

		235,383

Airlines - 0.5%
United Continental Holdings, Inc. (B)	1,135	60,212

Beverages - 1.5%
Monster Beverage Corp. (B)	1,350	182,439

Biotechnology - 5.5%
Alkermes PLC (A) (B)	1,169	68,585
Biogen, Inc. (B)	314	91,628
Celgene Corp. (B)	1,169	126,451
Gilead Sciences, Inc.	1,668	163,781
Incyte Corp. (B)	833	91,905
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	299	139,077

		681,427

Capital Markets - 2.5%
Ameriprise Financial, Inc.	1,473	160,749
BlackRock, Inc., Class A (A)	509	151,412

		312,161

Chemicals - 1.7%
Dow Chemical Co. (A)	1,229	52,109
Sherwin-Williams Co.	200	44,556
Valspar Corp. (A)	1,528	109,833

		206,498

Communications Equipment - 1.4%
Cisco Systems, Inc.	4,125	108,281
NetScout Systems, Inc. (B)	1,900	67,203

		175,484

Consumer Finance - 0.5%
Springleaf Holdings, Inc., Class A (B)	1,372	59,984

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A) (B)	2,815	128,786

Diversified Financial Services - 0.9%
McGraw-Hill Financial, Inc. (A)	1,296	112,104

Electrical Equipment - 0.6%
Eaton Corp. PLC	1,353	69,409

Energy Equipment & Services - 1.0%
Halliburton Co.	3,625	128,144

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	1,612	233,047
CVS Health Corp. (A)	2,318	223,640
Walgreens Boots Alliance, Inc.	1,878	156,062

		612,749

Food Products - 1.7%
Mondelez International, Inc., Class A	5,093	213,244

Health Care Equipment & Supplies - 0.5%
Zimmer Biomet Holdings, Inc., Class A (A)	687	64,530

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.6%
Aetna, Inc.	1,237	$ 135,340
Envision Healthcare Holdings, Inc. (A) (B)	2,182	80,276
McKesson Corp.	692	128,041
UnitedHealth Group, Inc. (A)	1,895	219,839

		563,496

Health Care Technology - 1.1%
Cerner Corp. (A) (B)	2,224	133,351

Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc., Class A (A) (B)	266	191,586
Hilton Worldwide Holdings, Inc. (A)	7,308	167,646
Starbucks Corp.	4,874	277,038
Wynn Resorts, Ltd. (A)	1,200	63,744

		700,014

Household Products - 1.5%
Colgate-Palmolive Co. (A)	2,828	179,465

Insurance - 1.1%
Prudential Financial, Inc. (A)	1,784	135,959

Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (B)	690	353,204

Internet Software & Services - 8.2%
Akamai Technologies, Inc. (A) (B)	1,455	100,482
Alphabet, Inc., Class A (B)	486	310,248
Alphabet, Inc., Class C	393	239,109
Facebook, Inc., Class A (B)	2,936	263,947
Zillow Group, Inc., Class A (A) (B)	1,070	30,741
Zillow Group, Inc., Class C (A) (B)	2,140	57,780

		1,002,307

IT Services - 6.9%
Accenture PLC, Class A (A)	1,697	166,747
Alliance Data Systems Corp. (B)	108	27,970
Automatic Data Processing, Inc.	1,573	126,406
Cognizant Technology Solutions Corp., Class A (B)	2,043	127,912
Genpact, Ltd. (B)	3,796	89,624
Jack Henry & Associates, Inc.	1,378	95,923
Mastercard, Inc., Class A	2,309	208,087

		842,669

Machinery - 2.2%
Illinois Tool Works, Inc., Class A (A)	1,717	141,326
Middleby Corp. (B)	1,201	126,333

		267,659

Media - 2.2%
Comcast Corp., Class A (A)	2,227	126,672
Twenty-First Century Fox, Inc., Class A	5,547	149,658

		276,330

Multiline Retail - 1.0%
Dollar Tree, Inc. (A) (B)	1,865	124,321

Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	2,398	193,470

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.8%
Allergan PLC (A) (B)	989	$ 268,820
Bristol-Myers Squibb Co.	3,788	224,250
Merck & Co., Inc.	1,939	95,767

		588,837

Professional Services - 2.8%
Equifax, Inc.	1,219	118,462
Nielsen Holdings PLC	2,704	120,247
Verisk Analytics, Inc., Class A (B)	1,445	106,800

		345,509

Road & Rail - 1.6%
Hertz Global Holdings, Inc. (A) (B)	6,522	109,113
JB Hunt Transport Services, Inc. (A)	1,290	92,106

		201,219

Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies, Ltd., Class A (A)	1,031	128,885
Skyworks Solutions, Inc. (A)	741	62,400
SunPower Corp., Class A (A) (B)	677	13,567

		204,852

Software - 5.5%
Activision Blizzard, Inc. (A)	3,638	112,378
Intuit, Inc. (A)	924	82,005
Microsoft Corp. (A)	8,863	392,276
salesforce.com, Inc. (B)	1,330	92,342

		679,001

Specialty Retail - 7.8%
Advance Auto Parts, Inc. (A)	1,050	199,006
Lowe’s Cos., Inc.	3,785	260,862
Michaels Cos., Inc. (A) (B)	5,218	120,536
Ross Stores, Inc.	4,045	196,061
TJX Cos., Inc.	2,506	178,979

		955,444

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	6,683	737,135

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp. (A)	596	60,756

Tobacco - 1.9%
Altria Group, Inc.	4,388	238,707

Total Common Stocks (Cost $10,973,813)		12,026,259

EXCHANGE-TRADED FUND - 0.7%
Capital Markets - 0.7%
iShares Russell 1000 Growth ETF	980	91,140

Total Exchange-Traded Fund (Cost $98,814)		91,140

SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	2,964,562	2,964,562

Total Securities Lending Collateral (Cost $2,964,562)		2,964,562

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $142,883 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2019, and with a value of $149,169.

	$ 142,883	$ 142,883

Total Repurchase Agreement (Cost $142,883)		142,883

Total Investments (Cost $14,180,072) (D)		15,224,844
Net Other Assets (Liabilities) - (23.8)%		(2,925,000)

Net Assets - 100.0%		$ 12,299,844

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$12,026,259	$—	$—	$12,026,259
Exchange-Traded Fund	91,140	—	—	91,140
Securities Lending Collateral	2,964,562	—	—	2,964,562
Repurchase Agreement	—	142,883	—	142,883

Total Investments	$15,081,961	$142,883	$—	$15,224,844

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $2,900,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $14,180,072. Aggregate gross unrealized appreciation and depreciation for all securities is $1,714,975 and $670,203, respectively. Net unrealized appreciation for tax purposes is $1,044,772.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	260,717	$ 24,687,293
TransDigm Group, Inc.	55,360	11,759,017

		36,446,310

Airlines - 0.5%
United Continental Holdings, Inc. (A)	177,900	9,437,595

Beverages - 1.5%
Monster Beverage Corp. (A)	208,939	28,236,016

Biotechnology - 5.7%
Alkermes PLC (A)	183,160	10,745,997
Biogen, Inc. (A)	49,558	14,461,520
Celgene Corp. (A)	184,011	19,904,470
Gilead Sciences, Inc.	261,419	25,668,732
Incyte Corp. (A)	128,807	14,211,276
Regeneron Pharmaceuticals, Inc., Class A (A)	46,340	21,554,588

		106,546,583

Capital Markets - 2.6%
Ameriprise Financial, Inc.	228,010	24,882,731
BlackRock, Inc., Class A	79,740	23,720,258

		48,602,989

Chemicals - 1.8%
Dow Chemical Co.	195,227	8,277,625
Sherwin-Williams Co.	36,400	8,109,192
Valspar Corp. (B)	241,692	17,372,821

		33,759,638

Communications Equipment - 1.5%
Cisco Systems, Inc.	640,428	16,811,235
NetScout Systems, Inc. (A)	293,430	10,378,619

		27,189,854

Consumer Finance - 0.5%
Springleaf Holdings, Inc., Class A (A)	215,250	9,410,730

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	443,331	20,282,393

Diversified Financial Services - 0.9%
McGraw-Hill Financial, Inc.	202,920	17,552,580

Electrical Equipment - 0.6%
Eaton Corp. PLC	211,360	10,842,768

Energy Equipment & Services - 1.1%
Halliburton Co.	570,870	20,180,254

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	249,493	36,069,203
CVS Health Corp.	358,817	34,618,664
Walgreens Boots Alliance, Inc.	289,313	24,041,910

		94,729,777

Food Products - 1.8%
Mondelez International, Inc., Class A	788,292	33,005,786

Health Care Equipment & Supplies - 0.5%
Zimmer Biomet Holdings, Inc., Class A	109,366	10,272,748

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.6%
Aetna, Inc.	191,450	$ 20,946,545
Envision Healthcare Holdings, Inc. (A) (B)	341,960	12,580,708
McKesson Corp.	106,654	19,734,190
UnitedHealth Group, Inc.	291,144	33,775,615

		87,037,058

Health Care Technology - 1.1%
Cerner Corp. (A)	340,927	20,441,983

Hotels, Restaurants & Leisure - 5.8%
Chipotle Mexican Grill, Inc., Class A (A)	41,353	29,784,498
Hilton Worldwide Holdings, Inc.	1,126,630	25,844,892
Starbucks Corp.	749,914	42,625,112
Wynn Resorts, Ltd. (B)	184,486	9,799,897

		108,054,399

Household Products - 1.5%
Colgate-Palmolive Co.	437,680	27,775,173

Insurance - 1.1%
Prudential Financial, Inc.	280,860	21,404,341

Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (A)	107,503	55,029,711

Internet Software & Services - 8.2%
Akamai Technologies, Inc. (A) (B)	224,008	15,469,992
Alphabet, Inc., Class A (A)	75,213	48,013,723
Alphabet, Inc., Class C	60,875	37,037,568
Facebook, Inc., Class A (A)	457,118	41,094,908
Zillow Group, Inc., Class A (A) (B)	159,860	4,592,778
Zillow Group, Inc., Class C (A) (B)	319,720	8,632,440

		154,841,409

IT Services - 7.1%
Accenture PLC, Class A	262,628	25,805,827
Alliance Data Systems Corp. (A)	31,400	8,131,972
Automatic Data Processing, Inc.	241,120	19,376,403
Cognizant Technology Solutions Corp., Class A (A)	314,233	19,674,128
Genpact, Ltd.	579,415	13,679,988
Jack Henry & Associates, Inc.	211,752	14,740,057
Mastercard, Inc., Class A	357,431	32,211,682

		133,620,057

Machinery - 2.2%
Illinois Tool Works, Inc., Class A	265,688	21,868,779
Middleby Corp.	185,927	19,557,661

		41,426,440

Media - 2.3%
Comcast Corp., Class A	340,983	19,395,113
Twenty-First Century Fox, Inc., Class A	868,927	23,443,650

		42,838,763

Multiline Retail - 1.0%
Dollar Tree, Inc. (A) (B)	284,920	18,992,767

Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	375,980	30,334,066

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.8%
Allergan PLC (A)	153,058	$ 41,602,695
Bristol-Myers Squibb Co.	579,078	34,281,418
Merck & Co., Inc.	305,286	15,078,075

		90,962,188

Professional Services - 2.8%
Equifax, Inc.	185,750	18,051,185
Nielsen Holdings PLC	418,498	18,610,606
Verisk Analytics, Inc., Class A (A)	222,920	16,476,017

		53,137,808

Road & Rail - 1.7%
Hertz Global Holdings, Inc. (A) (B)	1,013,294	16,952,409
JB Hunt Transport Services, Inc.	203,170	14,506,338

		31,458,747

Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies, Ltd., Class A (B)	158,787	19,849,963
Skyworks Solutions, Inc.	111,649	9,401,962
SunPower Corp., Class A (A) (B)	167,010	3,346,881

		32,598,806

Software - 5.6%
Activision Blizzard, Inc. (B)	555,801	17,168,693
Intuit, Inc.	145,911	12,949,601
Microsoft Corp.	1,371,692	60,711,088
salesforce.com, Inc. (A)	206,960	14,369,233

		105,198,615

Specialty Retail - 7.9%
Advance Auto Parts, Inc.	159,656	30,259,602
Lowe’s Cos., Inc.	585,848	40,376,644
Michaels Cos., Inc. (A) (B)	813,301	18,787,253
Ross Stores, Inc.	625,988	30,341,638
TJX Cos., Inc.	391,620	27,969,501

		147,734,638

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,019,853	112,489,786

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	91,955	9,373,893

Tobacco - 2.0%
Altria Group, Inc.	679,190	36,947,936

Total Common Stocks (Cost $1,715,222,640)		1,868,194,605

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.20% (C)	77,561,133	77,561,133

Total Securities Lending Collateral (Cost $77,561,133)		77,561,133

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2015, to be repurchased at $9,394,601 on 10/01/2015. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $9,582,892.

	$ 9,394,599	$ 9,394,599

Total Repurchase Agreement (Cost $9,394,599)		9,394,599

Total Investments (Cost $1,802,178,372) (D)		1,955,150,337
Net Other Assets (Liabilities) - (4.0)%		(75,486,779)

Net Assets - 100.0%		$ 1,879,663,558

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at September 30, 2015
ASSETS
Investments
Common Stocks	$1,868,194,605	$—	$—	$1,868,194,605
Securities Lending Collateral	77,561,133	—	—	77,561,133
Repurchase Agreement	—	9,394,599	—	9,394,599

Total Investments	$1,945,755,738	$9,394,599	$—	$1,955,150,337

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $75,811,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2015.
(D)

Aggregate cost for federal income tax purposes is $1,802,178,372. Aggregate gross unrealized appreciation and depreciation for all securities is $258,289,041 and $105,317,076, respectively. Net unrealized appreciation for tax purposes is $152,971,965.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2015

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (TST) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica AB Dynamic Allocation VP (A)	Transamerica Managed Risk – Growth ETF VP (B)
Transamerica Aegon High Yield Bond VP	Transamerica Market Participation Strategy VP
Transamerica Aegon Money Market VP	Transamerica MFS International Equity VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica American Funds Managed Risk VP (C)	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Asset Allocation – Conservative VP	Transamerica Multi-Managed Balanced VP
Transamerica Asset Allocation – Growth VP	Transamerica Multi-Manager Alternative Strategies VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica Asset Allocation – Moderate VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica PIMCO Tactical – Growth VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica PIMCO Total Return VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica PineBridge Inflation Opportunities VP
Transamerica BlackRock Global Allocation VP	Transamerica ProFund UltraBear VP
Transamerica BlackRock Tactical Allocation VP	Transamerica QS Investors Active Asset Allocation – Conservative VP (D)
Transamerica Clarion Global Real Estate Securities VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (E)
Transamerica International Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate VP (F)
Transamerica Janus Balanced VP	Transamerica Systematic Small/Mid Cap Value VP
Transamerica Jennison Growth VP	Transamerica T. Rowe Price Small Cap VP
Transamerica JPMorgan Core Bond VP	Transamerica Torray Concentrated Growth VP
Transamerica JPMorgan Enhanced Index VP	Transamerica TS&W International Equity VP
Transamerica JPMorgan JPMorgan Mid Cap Value VP	Transamerica Voya Balanced Allocation VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica Voya Conservative Allocation VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica Voya Intermediate Bond VP
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica Voya Large Cap Growth VP
Transamerica Madison Balanced Allocation VP	Transamerica Voya Limited Maturity Bond VP
Transamerica Madison Conservative Allocation VP	Transamerica Voya Mid Cap Opportunities VP
Transamerica Madison Diversified Income VP	Transamerica Voya Moderate Growth Allocation VP
Transamerica Managed Risk – Balanced ETF VP (G)	Transamerica WMC US Growth II VP
Transamerica Managed Risk – Conservative ETF VP (H)	Transamerica WMC US Growth VP

(A)	Formerly, Transamerica AllianceBernstein Dynamic Allocation VP.
(B)	Formerly, Transamerica Vanguard ETF Portfolio - Growth VP.
(C)	Portfolio commenced operations on May 1, 2015.
(D)	Formerly, Transamerica Aegon Active Asset Allocation - Conservative VP.
(E)	Formerly, Transamerica Aegon Active Asset Allocation - Moderate Growth VP.
(F)	Formerly, Transamerica Aegon Active Asset Allocation - Moderate VP.
(G)	Formerly, Transamerica Vanguard ETF Portfolio - Balanced VP.
(H)	Formerly, Transamerica Vanguard ETF Portfolio - Conservative VP.

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Transamerica Series Trust	Page 1	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

2. (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2015, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Page 2	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

3. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 3	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

3. (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2015. Open secured loan participations and assignments at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind securities (“PIK”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 4	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

4. (continued)

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, or forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, or forward commitment transactions held at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2015, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

Transamerica Series Trust	Page 5	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

5. (continued)

The Portfolio’s average borrowings for the period ended September 30, 2015 are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$18,204,929	186	(0.01)%

Open reverse repurchase agreements at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2015.

Open repurchase agreements at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security.

The Portfolio’s average borrowings for the period ended September 30, 2015 are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$10,180,627	135	(0.30)%

Open sale-buyback financing transactions at September 30, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 6	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Portfolios may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolios the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Transamerica Series Trust	Page 7	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of September 30, 2015, transactions in written options are as follows:

	Call Options		Put Options
Transamerica AB Dynamic Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	196,078	7,900	391,508	83
Options closed	(196,078)	(7,900)	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Balance at September 30, 2015	$—	—	$391,508	83

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$2,165,045	2,697,621	$3,319,563	5,980,534
Options written	3,450,688	3,301,149	5,116,557	6,699,568
Options closed	(2,224,882)	(3,097,960)	(4,643,599)	(6,885,403)
Options expired	(379,529)	(123,196)	(257,143)	(51,139)
Options exercised	(743,687)	(313,568)	(491,077)	(175,036)

Balance at September 30, 2015	$2,267,635	2,464,046	$3,044,301	5,568,524

	Call Options		Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	10,065	19	9,175	19
Options closed	—	—	—	—
Options expired	(10,065)	(19)	(9,175)	(19)
Options exercised	—	—	—	—

Balance at September 30, 2015	$—	—	$—	—

	Call Options		Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	3,708	7	3,380	7
Options closed	—	—	—	—
Options expired	(3,708)	(7)	(3,380)	(7)
Options exercised	—	—	—	—

Balance at September 30, 2015	$—	—	$—	—

Transamerica Series Trust	Page 8	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

	Call Options		Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	2,649	5	2,414	5
Options closed	—	—	—	—
Options expired	(2,649)	(5)	(2,414)	(5)
Options exercised	—	—	—	—

Balance at September 30, 2015	$—	—	$—	—

	Call Options		Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	2,015,891	6,193	1,571,280	4,599
Options closed	(386,710)	(1,054)	(316,171)	(982)
Options expired	(999,698)	(3,229)	(754,032)	(2,010)
Options exercised	(629,483)	(1,910)	(501,077)	(1,607)

Balance at September 30, 2015	$—	—	$—	—

As of September 30, 2015, transactions in written swaptions and foreign exchange options are as follows:

	Call Options			Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2014	$68,596	USD	56,204,189	$—	USD	—
Options written	1,235,691		627,414,355	105,047		14,390,000
Options closed	(966,442)		(464,848,544)	(105,047)		(14,390,000)
Options expired	(123,510)		(123,510,000)	—		—
Options exercised	—		—	—		—

Balance at September 30, 2015	$214,335	USD	95,260,000	$—	USD	—

	Call Options			Put Options
Transamerica PIMCO Tactical - Balanced VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount		Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	EUR	—	USD	1,260,000
Options written	75,509		2,800,000	81,431		2,800,000		—
Options closed	(75,509)		(2,800,000)	(22,578)		—		(1,260,000)
Options expired	—		—	—		—		—
Options exercised	—		—	(81,431)		(2,800,000)		—

Balance at September 30, 2015	$—	EUR	—	$—	EUR	—	USD	—

	Call Options			Put Options
Transamerica PIMCO Tactical - Conservative VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount		Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	EUR	—	USD	1,260,000
Options written	29,664		1,100,000	31,991		1,100,000		—
Options closed	(29,664)		(1,100,000)	(22,578)		—		(1,260,000)
Options expired	—		—	—		—		—
Options exercised	—		—	(31,991)		(1,100,000)		—

Balance at September 30, 2015	$—	EUR	—	$—	EUR	—	USD	—

	Call Options			Put Options
Transamerica PIMCO Tactical - Growth VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount		Notional Amount
Balance at December 31, 2014	$—	EUR	—	$11,289	EUR	—	USD	630,000
Options written	18,877		700,000	20,358		700,000		—
Options closed	(18,877)		(700,000)	(11,289)		—		(630,000)
Options expired	—		—	—		—		—
Options exercised	—		—	(20,358)		(700,000)		—

Balance at September 30, 2015	$—	EUR	—	$—	EUR	—	USD	—

Transamerica Series Trust	Page 9	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

	Call Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$941,285	AUD	4,500,000	EUR	73,900,000	USD	62,900,000
Options written	3,635,723		30,900,000		105,400,000		508,300,000
Options closed	(376,951)		—		—		(82,600,000)
Options expired	(1,608,336)		(4,500,000)		(72,900,000)		(173,000,000)
Options exercised	(693,752)		—		(47,000,000)		(86,500,000)

Balance at September 30, 2015	$1,897,969	AUD	30,900,000	EUR	59,400,000	USD	229,100,000

	Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$3,471,785	AUD	5,500,000	EUR	48,500,000	USD	270,700,000
Options written	6,256,450		32,500,000		165,700,000		743,000,000
Options closed	(1,092,088)		—		(69,600,000)		(58,300,000)
Options expired	(4,247,018)		(9,900,000)		(119,901,000)		(365,900,000)
Options exercised	(466,677)		(28,100,000)		(24,699,000)		(2,600,000)

Balance at September 30, 2015	$3,922,452	AUD	—	EUR	—	USD	586,900,000

	Call Options			Put Options
Transamerica Voya Intermediate Bond VP	Amount of Premiums	Notional Amount		Amount of Premiums		Notional Amount
Balance at December 31, 2014	$—	USD	—		$—	USD	—
Options written	256,558		56,918,000		267,436		90,544,000
Options closed	(56,423)		(16,074,000)		(54,717)		(16,074,000)
Options expired	—		—		(35,728)		(33,626,000)
Options exercised	—		—		—		—

Balance at September 30, 2015	$200,135	USD	40,844,000		$176,991	USD	40,844,000

Open option contracts at September 30, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a

Transamerica Series Trust	Page 10	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

6. (continued)

defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at September 30, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 11	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended September 30, 2015, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$126,244,313	$6,460,207	$(3,894,770)	$73,207	$(13,584,528)	$115,298,429	$2,405,269	$—
Transamerica Blackrock Global Allocation VP	96,952,017	18,940,484	(3,133,723)	(99,048)	(19,159,206)	93,500,524	2,875,576	12,802,314
Transamerica Global Allocation Liquidating Trust	695,061	—	—	—	(116,195)	578,866	—	—
Transamerica JPMorgan Core Bond VP	385,848,266	20,697,549	(12,087,217)	(3,084)	(2,096,380)	392,359,134	8,113,257	—
Transamerica JPMorgan Enhanced Index VP	166,606,900	18,369,169	(4,476,747)	32,052	(24,583,489)	155,947,885	1,629,723	12,078,597
Transamerica JPMorgan Mid Cap Value VP	43,902,431	4,544,889	(1,253,489)	16,524	(5,884,257)	41,326,098	394,610	2,845,242
Transamerica Jennison Growth VP	64,829,253	7,286,033	(1,790,699)	27,813	(3,833,741)	66,518,659	0	5,421,693
Transamerica MFS International Equity VP	102,929,380	5,326,195	(3,447,095)	35,100	(4,715,854)	100,127,726	1,737,341	—
Transamerica Morgan Stanley Mid-Cap Growth VP	42,318,761	5,139,110	(16,676,194)	3,458,735	(9,681,291)	24,559,121	0	4,068,842
Transamerica PIMCO Total Return VP	349,769,254	30,566,465	(10,744,193)	(58,344)	(19,144,177)	350,389,005	9,948,197	9,432,231
Transamerica Short-Term Bond	23,530,978	17,433,314	(1,172,645)	(3,110)	(383,675)	39,404,862	570,110	—
Transamerica WMC US Growth VP	61,381,173	23,521,560	(1,790,699)	(21,027)	(21,556,615)	61,534,392	21,657,220	—

Total	$1,465,007,787	$158,284,975	$(60,467,471)	$3,458,818	$(124,739,408)	$1,441,544,701	$49,331,303	$46,648,919

Transamerica Madison Balanced Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,995,632	$4,564,493	$(1,062,272)	$(61,695)	$(273,823)	$6,162,335	$158,318	$—
Transamerica Core Bond	13,972,556	8,674,782	(4,844,832)	(2,295)	(6,150)	17,794,061	319,744	—
Transamerica JPMorgan Enhanced Index VP	10,361,473	4,879,299	(7,093,930)	139,038	(1,016,031)	7,269,849	65,970	488,928
Transamerica PIMCO Total Return VP	3,815,751	4,635,709	(4,183,818)	31,265	(279,861)	4,019,046	110,676	104,936
Transamerica Short-Term Bond	—	6,386,756	(2,974,255)	(21,284)	(28,853)	3,362,364	41,569	—
Transamerica Systematic Small/Mid Cap Value VP	4,751,346	6,404,604	(3,886,337)	(155,800)	(1,235,826)	5,877,987	69,780	796,316

Total	$35,896,758	$35,545,643	$(24,045,444)	$(70,771)	$(2,840,544)	$44,485,642	$766,057	$1,390,180

Transamerica Series Trust	Page 12	September 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2015

(unaudited)

7. (continued)

Transamerica Madison Conservative Allocation VP	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,842,151	$3,677,097	$(1,466,170)	$(84,328)	$(231,996)	$5,736,754	$164,609	$—
Transamerica Core Bond	12,487,086	9,735,958	(3,574,188)	9,163	(39,196)	18,618,823	329,333	—
Transamerica JPMorgan Enhanced Index VP	5,765,788	2,535,885	(5,140,926)	23,641	(392,059)	2,792,329	29,418	218,030
Transamerica PIMCO Total Return VP	5,239,061	4,271,060	(3,783,209)	20,209	(335,940)	5,411,181	151,066	143,230
Transamerica Short-Term Bond	—	7,059,980	(2,484,652)	(17,539)	(42,142)	4,515,647	48,488	—
Transamerica Systematic Small/Mid Cap Value VP	1,491,461	3,576,652	(2,616,138)	(68,921)	(360,951)	2,022,103	23,036	262,884

Total	$28,825,547	$30,856,632	$(19,065,283)	$(117,775)	$(1,402,284)	$39,096,837	$745,950	$624,144

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Series Trust	Page 13	September 30, 2015 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2015